UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Company Portfolio

Semi-Annual Report

Six Months Ended April 30, 2010

(Unaudited)

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,155.90	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

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DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,928,562,032

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,425,808,859)	$2,928,562,032

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,928,562,032	—	—	$2,928,562,032

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$2,928,562
Receivables:
Affiliated Investment Company Sold	3,024
Fund Shares Sold	1,367
Prepaid Expenses and Other Assets	16

Total Assets	2,932,969

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	59
Fund Shares Redeemed	4,332
Due to Advisor	186
Accrued Expenses and Other Liabilities	194

Total Liabilities	4,771

NET ASSETS	$2,928,198

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	83,574,022

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$35.04

Investment in Affiliated Investment Company at Cost	$2,425,809

NET ASSETS CONSIST OF:
Paid-In Capital	$2,897,705
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,355
Accumulated Net Realized Gain (Loss)	(478,615)
Net Unrealized Appreciation (Depreciation)	502,753

NET ASSETS	$2,928,198

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$28,419
Interest	18
Income from Securities Lending	211
Expenses Allocated from Affiliated Investment Company	(658)

Total Investment Income	27,990

Expenses
Administrative Services Fees	1,395
Accounting & Transfer Agent Fees	27
Filing Fees	37
Shareholders’ Reports	90
Directors’/Trustees’ Fees & Expenses	17
Audit Fees	10
Legal Fees	142
Other	15

Total Expenses	1,733

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(206)

Net Expenses	1,527

Net Investment Income (Loss)	26,463

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	241
Net Realized Gain (Loss) on:
Investment Securities Sold	(96,366)
Futures	644
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	490,585
Futures	254

Net Realized and Unrealized Gain (Loss)	395,358

Net Increase (Decrease) in Net Assets Resulting from Operations	$421,821

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,463	$58,753
Capital Gain Distributions Received from Affiliated Investment Company	241	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(96,366)	(177,354)
Futures	644	7,676
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	490,585	354,409
Futures	254	(4,182)

Net Increase (Decrease) in Net Assets Resulting from Operations	421,821	239,302

Distributions From:
Net Investment Income:
Institutional Shares	(27,221)	(62,498)

Total Distributions	(27,221)	(62,498)

Capital Share Transactions (1):
Shares Issued	300,898	812,573
Shares Issued in Lieu of Cash Distributions	20,898	49,324
Shares Redeemed	(507,616)	(863,321)

Net Increase (Decrease) from Capital Share Transactions	(185,820)	(1,424)

Total Increase (Decrease) in Net Assets	208,780	175,380
Net Assets
Beginning of Period	2,719,418	2,544,038

End of Period	$2,928,198	$2,719,418

(1) Shares Issued and Redeemed:
Shares Issued	9,048	31,260
Shares Issued in Lieu of Cash Distributions	639	1,881
Shares Redeemed	(14,997)	(33,310)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,310)	(169)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,355	$7,113

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$30.60	$28.57	$43.61	$41.24	$36.79	$34.59	$31.16

Income from Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.67	(A)	0.72	(A)	0.80	(A)	0.71	(A)	0.60	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	4.45	2.08	(14.96)	2.33	4.41	2.28	3.31

Total from Investment Operations	4.75	2.75	(14.24)	3.13	5.12	2.88	3.92

Less Distributions
Net Investment Income	(0.31)	(0.72)	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)

Total Distributions	(0.31)	(0.72)	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)

Net Asset Value, End of Period	$35.04	$30.60	$28.57	$43.61	$41.24	$36.79	$34.59

Total Return	15.59	%(C)	10.08%	(33.14	)%(C)	7.66%	14.12%	8.41%	12.68%

Net Assets, End of Period (thousands)	$2,928,198	$2,719,418	$2,544,038	$3,415,833	$2,868,811	$2,088,128	$1,440,869
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15	%(B)	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.16	%(B)	0.17%	0.15	%(B)	0.15%	0.19%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.82	%(B)	2.48%	2.05	%(B)	1.85%	1.85%	1.78%	1.92%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which the U.S. Large Company Portfolio (the “Portfolio”) is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Company Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of these inputs used to value the Portfolio’s investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $74 (in thousands).

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Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.095% of average daily net assets of the Portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.15% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.15% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio’s total direct and indirect expenses to exceed 0.15% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2010, approximately $742 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2013.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

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D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amount in thousands):

Increase (Decrease) Paid-In-Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(1,323)	$(5)	$1,328

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$55,847	—	$55,847
2008	67,060	—	67,060
2009	62,498	—	62,498

As of October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$7,182	$(213,037)	$(205,855)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on October 31,
2011	2013	2014	2016	2017	Total
$27,798	$5,485	$8,867	$86,015	$84,872	$213,037

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

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Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,675,982	$640,081	$(387,501)	$(252,580)

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolio’s financial tax position and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

At April 30, 2010, two shareholders held approximately 59% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

Management has evaluated the impact of all the subsequent events on the Portfolios and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the “Plan”) which provided that (i) the U.S. Large

12

Company Institutional Index Portfolio (the “Acquiring Fund”), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of the U.S. Large Company Portfolio (the “Target Fund”), a porffolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the “Reorganization”). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to the “U.S. Large Company Portfolio.” The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to the U.S Large Company Portfolio effective May 8, 2010.

The purpose of the transaction is to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

Target Fund	Shares	Acquiring Fund	Shares	Value (in thousands)
U.S. Large		U.S. Large Company
Company Portfolio	83,482,168	Institutional Index Portfolio	311,973,980	$2,731,987

The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

Target Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
U.S. Large			U.S. Large Company
Company Portfolio	$2,731,987	$315,984	Institutional Index Portfolio	$870,696

Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Institutional Index Portfolio’s result of operations for the six months ended April 30, 2010 would have been as follows (in thousands):

Net Investment Income	$35,119	(a)
Net Realized and Unrealized Gain (Loss) on Investments	509,812	(b)

Net Increase in Net Assets Resulting from Operations	$544,931

(a)	$7,927 as reported in the Statement of Operations, plus $26,463 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $729 of pro-forma eliminated expenses.

(b)	$114,454 as reported in the Statement of Operations, plus $395,358 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

13

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,156.70	0.05%	$0.27
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.05%	$0.25

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

14

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The U.S. Large Company Series
Consumer Discretionary	10.6%
Consumer Staples	10.9%
Energy	11.2%
Financials	15.2%
Health Care	11.5%
Industrials	10.8%
Information Technology	18.9%
Materials	3.5%
Real Estate Investment Trusts	1.2%
Telecommunication Services	2.7%
Utilities	3.5%

100.0%

15

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.0%)
Consumer Discretionary — (9.3%)
*Amazon.com, Inc.	121,728	$16,684,040	0.4%
Comcast Corp. Class A	1,009,101	19,919,654	0.5%
*Ford Motor Co.	1,197,830	15,595,747	0.4%
Home Depot, Inc.	604,706	21,315,886	0.6%
McDonald’s Corp.	382,637	27,010,346	0.7%
Walt Disney Co. (The)	689,738	25,409,948	0.7%
Other Securities		277,523,807	7.2%

Total Consumer Discretionary		403,459,428	10.5%

Consumer Staples — (9.6%)
Altria Group, Inc.	739,887	15,678,206	0.4%
Coca-Cola Co. (The)	819,757	43,816,012	1.1%
CVS Caremark Corp.	494,500	18,261,885	0.5%
Kraft Foods, Inc.	617,581	18,280,398	0.5%
PepsiCo, Inc.	581,165	37,903,581	1.0%
Philip Morris International, Inc.	668,916	32,830,397	0.8%
Procter & Gamble Co.	1,032,944	64,207,799	1.7%
Wal-Mart Stores, Inc.	758,794	40,709,298	1.1%
Other Securities		144,401,253	3.7%

Total Consumer Staples		416,088,829	10.8%

Energy — (9.9%)
Chevron Corp.	714,219	58,165,995	1.5%
ConocoPhillips	528,754	31,296,949	0.8%
Exxon Mobil Corp.	1,678,990	113,919,471	3.0%
Occidental Petroleum Corp.	288,750	25,600,575	0.7%
Schlumberger, Ltd.	425,536	30,391,781	0.8%
Other Securities		167,117,942	4.3%

Total Energy		426,492,713	11.1%

Financials — (13.4%)
American Express Co.	425,584	19,627,934	0.5%
Bank of America Corp.	3,567,598	63,610,272	1.6%
*Berkshire Hathaway, Inc.	588,521	45,316,117	1.2%
*Citigroup, Inc.	6,987,623	30,535,912	0.8%
Goldman Sachs Group, Inc. (The)	187,146	27,173,599	0.7%
JPMorgan Chase & Co.	1,412,890	60,160,856	1.6%
#U.S. Bancorp	680,438	18,215,325	0.5%
Wells Fargo & Co.	1,842,383	61,001,301	1.6%
Other Securities		255,431,126	6.6%

Total Financials		581,072,442	15.1%

Health Care — (10.1%)
Abbott Laboratories	552,156	28,248,301	0.7%
*Amgen, Inc.	348,262	19,976,308	0.5%
Bristol-Myers Squibb Co.	609,590	15,416,531	0.4%
Johnson & Johnson	978,652	62,927,324	1.6%
Medtronic, Inc.	392,839	17,163,136	0.5%
*Merck & Co., Inc.	1,107,882	38,820,185	1.0%
*Pfizer, Inc.	2,869,997	47,986,350	1.3%
Other Securities		208,040,195	5.4%

Total Health Care		438,578,330	11.4%

Industrials — (9.5%)
3M Co.	253,108	22,443,086	0.6%
#Boeing Co. (The)	269,199	19,498,084	0.5%

16

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	3,794,414	$71,562,648	1.9%
United Parcel Service, Inc.	353,081	24,412,020	0.6%
United Technologies Corp.	333,010	24,959,099	0.6%
Other Securities		247,393,493	6.4%

Total Industrials		410,268,430	10.6%

Information Technology — (16.6%)
*Apple, Inc.	322,478	84,205,455	2.2%
*Cisco Sytems, Inc.	2,036,166	54,813,589	1.4%
*Google, Inc.	85,940	45,156,314	1.2%
Hewlett-Packard Co.	837,170	43,507,725	1.1%
Intel Corp.	1,964,460	44,848,622	1.2%
International Business Machines Corp.	461,955	59,592,195	1.5%
Microsoft Corp.	2,713,496	82,870,168	2.2%
Oracle Corp.	1,390,037	35,918,556	0.9%
QUALCOMM, Inc.	597,661	23,153,387	0.6%
Other Securities		246,334,287	6.4%

Total Information Technology		720,400,298	18.7%

Materials — (3.0%)
Other Securities		131,754,058	3.4%

Real Estate Investment Trusts — (1.1%)
Other Securities		47,126,820	1.2%

Telecommunication Services — (2.4%)
AT&T, Inc.	2,098,903	54,697,412	1.4%
Verizon Communications, Inc.	1,008,453	29,134,207	0.8%
Other Securities		20,133,044	0.5%

Total Telecommunication Services		103,964,663	2.7%

Utilities — (3.1%)
Other Securities		132,787,067	3.4%

TOTAL COMMON STOCKS		3,811,993,078	98.9%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $35,255,000 FHLMC 5.00%, 10/15/20, valued at $36,268,581) to be repurchased at $35,730,566	$35,730,000	35,730,000	0.9%

17

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	459,320,798	$459,320,798	11.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,128,727 FHLMC 5.765%(r), 11/01/36 & 5.934%(r), 01/01/38, valued at $15,735,279) to be repurchased at $15,277,195	$15,277	15,276,969	0.4%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $25,124,474 FNMA 6.000%, 04/01/36 & 7.000%, 11/01/37, valued at $10,176,738) to be repurchased at $9,879,737	9,880	9,879,572	0.3%

TOTAL SECURITIES LENDING COLLATERAL		484,477,339	12.6%

TOTAL INVESTMENTS — (100.0%) (Cost $3,473,410,694)		$4,332,200,417	112.4%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$403,459,428	—	—	$403,459,428
Consumer Staples	416,088,829	—	—	416,088,829
Energy	426,492,713	—	—	426,492,713
Financials	581,072,442	—	—	581,072,442
Health Care	438,578,330	—	—	438,578,330
Industrials	410,268,430	—	—	410,268,430
Information Technology	720,400,298	—	—	720,400,298
Materials	131,754,058	—	—	131,754,058
Real Estate Investment Trusts	47,126,820	—	—	47,126,820
Telecommunication Services	103,964,663	—	—	103,964,663
Utilities	132,787,067	—	—	132,787,067
Temporary Cash Investments	—	$35,730,000	—	35,730,000
Securities Lending Collateral	—	484,477,339	—	484,477,339
Other Financial Instruments**	395,881	—	—	395,881

TOTAL	$3,812,388,959	$520,207,339	—	$4,332,596,298

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

18

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $459,857 of securities on loan)	$3,811,993
Temporary Cash Investments at Value & Cost	35,730
Collateral Received from Securities on Loan at Value & Cost	484,477
Cash	3,116
Receivables:
Dividends and Interest	3,939
Fund Shares Sold	3,708
Securities Lending Income	27
Prepaid Expenses and Other Assets	14

Total Assets	4,343,004

LIABILITIES:
Payables:
Upon Return of Securities Loaned	484,477
Fund Shares Redeemed	3,024
Due to Advisor	83
Futures Margin Variation	700
Accrued Expenses and Other Liabilities	298

Total Liabilities	488,582

NET ASSETS	$3,854,422

Investments at Cost	$2,953,204

See accompanying Notes to Financial Statements.

19

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$36,705
Interest	23
Income from Securities Lending	272

Total Investment Income	37,000

Expenses
Investment Advisory Services Fees	474
Accounting & Transfer Agent Fees	194
S&P 500® Fees	47
Custodian Fees	21
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	22
Audit Fees	29
Legal Fees	23
Other	25

Total Expenses	850

Net Investment Income (Loss)	36,150

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	322
Net Realized Gain (Loss) on:
Investment Securities Sold	(123,345)
Futures	990
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	631,592
Futures	255

Net Realized and Unrealized Gain (Loss)	509,814

Net Increase (Decrease) in Net Assets Resulting from Operations	$545,964

See accompanying Notes to Financial Statements.

20

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,150	$78,403
Capital Gain Distributions Received from Investment Securities	322	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(123,345)	(215,329)
Futures	990	20,268
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	631,592	427,495
Futures	255	(2,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	545,964	308,601

Transactions in Interest:
Contributions	262,511	363,357
Withdrawals	(459,504)	(440,159)

Net Increase (Decrease) from Transactions in Interest	(196,993)	(76,802)

Total Increase (Decrease) in Net Assets	348,971	231,799
Net Assets
Beginning of Period	3,505,451	3,273,652

End of Period	$3,854,422	$3,505,451

See accompanying Notes to Financial Statements.

21

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
	(Unaudited)
Total Return	15.67	%(C)	10.17%	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%

Net Assets, End of Period (thousands)	$3,854,422		$3,505,451	$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.06%	0.04	%(B)	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.92	%(B)	2.57%	2.16	%(B)	1.96%	1.95%	1.87%	1.99%
Portfolio Turnover Rate	4	%(C)	10%	6	%(C)	13%*	4%	6%	2%

See Page 1 for the Definitions of Abbreviations and Footnotes.

*	Excluding security sales due to the In-Kind Redemptions, the portfolio turnover rate would have been 5%.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which The U.S. Large Company Series (the “Series”) is presented in this report.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $95 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

24

D. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$149,227
Sales	322,440

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been “passed down” to its partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,802,682	$1,150,350	$(620,832)	$529,518

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Series’ tax position and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Series is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures

25

contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

	Description	Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ®Index	06/18/2010	134	$39,644	$396	$3,015

*During the six months ended April 30, 2010, the Series had limited activity in these transactions.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the six months ended April 30, 2010.

The following is a summary of the Series’ location and value of derivative instrument holdings on the Series’ Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

Asset Derivatives Value
	Location on the Statements of Assets and Liabilities	Equity Contracts
The U.S. Large Company Series	Payables: Futures Margin Variation	$396*

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized and change in unrealized gains and losses on the Series’ Statement of Operations for the Series’ derivative instrument holdings through the six months ended April 30, 2010:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

26

Realized Gain (Loss) on Derivatives Recognized in Income
Equity
Contracts
The U.S. Large Company Series	$990

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity
Contracts
The U.S. Large Company Series	$255

G. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except for percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
2.01%	$11,213	8	$5	$26,783

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2010.

H. Securities Lending:

As of April 30, 2010, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being

27

maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to its stated investment policy, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all the subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (“Advisory Agreement”) for the Series (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund’s non-management fees charged by the Fund’s administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and

30

other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

31

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA043010-026S

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

Continued

Continued

Continued

Continued

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

v

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities”
are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(y)	The rate shown is the effective yield.
(v)	The variable rate shown is effective as of April 30, 2010.
(g)	Face Amount denominated in British Pounds.
(e)	Face Amount denominated in Euro.
(u)	Face Amount denominated in United States Dollars.
❖	Security segregated as collateral for the Open Futures Contracts.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Enhanced U.S. Large Company Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,160.60	0.27%	$1.45
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.46	0.27%	$1.35

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,228.90	0.28%	$1.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,337.00	0.49%	$2.84
Class R2 Shares	$1,000.00	$1,334.00	0.64%	$3.70
Institutional Class Shares	$1,000.00	$1,336.40	0.38%	$2.20
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.36	0.49%	$2.46
Class R2 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

U.S. Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.20	0.53%	$3.08
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,208.20	0.20%	$1.10
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00

U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,225.60	0.23%	$1.27
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15

U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,265.90	0.34%	$1.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71

U.S. Small Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,304.90	0.38%	$2.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Micro Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,299.50	0.53%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.60	0.33%	$1.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.16	0.33%	$1.66

Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,044.30	0.30%	$1.52
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.31	0.30%	$1.51

International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,065.00	0.40%	$2.05
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,094.60	0.55%	$2.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.07	0.55%	$2.76

Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,066.80	0.58%	$2.97
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.92	0.58%	$2.91

Asia Pacific Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,132.90	0.63%	$3.33
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.67	0.63%	$3.16

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,091.50	0.60%	$3.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01

Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,050.40	0.59%	$3.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,036.10	0.40%	$2.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,193.20	0.40%	$2.18
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,081.20	0.69%	$3.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.37	0.69%	$3.46

International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.20	0.54%	$2.78
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71

Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,143.70	0.59%	$3.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,196.90	0.76%	$4.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.03	0.76%	$3.81

6

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,162.80	0.64%	$3.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.62	0.64%	$3.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

***

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Master Funds (Affiliated Investment Companies).

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Cap Value Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%

FUND OF FUNDS

International Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%

8

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	18.6%
Government	24.5%
Foreign Corporate	18.6%
Foreign Government	31.1%
Supranational	7.2%

100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Targeted Value Portfolio
Consumer Discretionary	18.1%
Consumer Staples	3.4%
Energy	9.0%
Financials	26.3%
Health Care	7.2%
Industrials	14.6%
Information Technology	13.6%
Materials	6.9%
Telecommunication Services	0.6%
Utilities	0.3%

100.0%

U.S. Core Equity 2 Portfolio
Consumer Discretionary	15.8%
Consumer Staples	6.4%
Energy	9.8%
Financials	19.8%
Health Care	9.8%
Industrials	13.9%
Information Technology	13.9%
Materials	5.4%
Other	—
Telecommunication Services	2.8%
Utilities	2.4%

100.0%

U.S. Micro Cap Portfolio
Consumer Discretionary	18.8%
Consumer Staples	4.5%
Energy	4.0%
Financials	14.0%
Health Care	14.5%
Industrials	16.7%
Information Technology	20.4%
Materials	4.4%
Other	—
Telecommunication Services	1.1%
Utilities	1.6%

100.0%

U.S. Small Cap Value Portfolio
Consumer Discretionary	19.9%
Consumer Staples	2.6%
Energy	8.8%
Financials	23.1%
Health Care	5.5%
Industrials	18.7%
Information Technology	14.1%
Materials	7.1%
Other	—
Telecommunication Services	0.2%
Utilities	—

100.0%

U.S. Vector Equity Portfolio
Consumer Discretionary	17.4%
Consumer Staples	4.8%
Energy	9.5%
Financials	24.2%
Health Care	8.5%
Industrials	13.5%
Information Technology	13.2%
Materials	5.6%
Other	—
Telecommunication Services	2.0%
Utilities	1.3%

100.0%

DFA Real Estate Securities Portfolio
Real Estate Investment Trusts	100.0%

100.0%

U.S. Core Equity 1 Portfolio
Consumer Discretionary	14.2%
Consumer Staples	7.9%
Energy	9.5%
Financials	16.8%
Health Care	11.0%
Industrials	12.9%
Information Technology	16.8%
Materials	5.0%
Other	—
Telecommunication Services	2.4%
Utilities	3.5%

100.0%

U.S. Small Cap Portfolio
Consumer Discretionary	18.9%
Consumer Staples	3.3%
Energy	5.5%
Financials	13.6%
Health Care	13.3%
Industrials	17.4%
Information Technology	19.5%
Materials	5.3%
Other	0.1%
Telecommunication Services	0.9%
Utilities	2.2%

100.0%

Large Cap International Portfolio
Consumer Discretionary	9.5%
Consumer Staples	9.4%
Energy	10.1%
Financials	24.6%
Health Care	7.5%
Industrials	11.7%
Information Technology	5.5%
Materials	11.4%
Other	—
Telecommunication Services	5.1%
Utilities	5.2%

100.0%

9

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Core Equity Portfolio
Consumer Discretionary	14.0%
Consumer Staples	6.6%
Energy	8.2%
Financials	24.4%
Health Care	4.1%
Industrials	17.4%
Information Technology	5.9%
Materials	13.8%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	2.9%
Utilities	2.7%

100.0%

DFA International Real Estate Securities Portfolio
Financials	—
Other	0.1%
Real Estate Investment Trusts	99.9%

100.0%

DFA International Small Cap Value Portfolio
Consumer Discretionary	19.6%
Consumer Staples	6.2%
Energy	5.4%
Financials	18.3%
Health Care	2.1%
Industrials	23.6%
Information Technology	5.2%
Materials	18.9%
Other	—
Real Estate Investment Trusts	0.1%
Telecommunication Services	0.4%
Utilities	0.2%

100.0%

International Vector Equity Portfolio
Consumer Discretionary	15.6%
Consumer Staples	5.5%
Energy	7.1%
Financials	23.6%
Health Care	3.5%
Industrials	19.0%
Information Technology	6.4%
Materials	16.0%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	1.8%
Utilities	1.5%

100.0%

Emerging Markets Core Equity Portfolio
Consumer Discretionary	9.5%
Consumer Staples	6.9%
Energy	11.0%
Financials	22.6%
Health Care	2.6%
Industrials	11.5%
Information Technology	10.6%
Materials	16.6%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	5.1%
Utilities	3.5%

100.0%

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (64.9%)
AUSTRALIA — (1.8%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,000	$1,041,470
Commonwealth Bank of Australia
(u) 4.750%, 01/27/11	434	445,607
Macquarie Bank, Ltd.
(u) 2.600%, 01/20/12	1,449	1,486,244

TOTAL AUSTRALIA		2,973,321

AUSTRIA — (1.3%)
Oesterreichische Volksbanken AG
3.000%, 02/09/12	1,600	2,187,290

CANADA — (15.2%)
Bank of Nova Scotia Floating Rate Note
(r)(u)0.502%, 03/05/12	4,000	3,998,164
British Columbia, Province of Canada
5.750%, 01/09/12	4,500	4,708,432
Canada Housing Trust
4.600%, 09/15/11	3,700	3,784,323
Canadian Government Bond
1.250%, 12/01/11	2,500	2,442,336
Ontario, Province of Canada
4.400%, 12/02/11	4,400	4,498,457
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,500	1,583,972
(e) 5.750%, 07/25/11	2,000	2,800,338
Royal Bank of Canada Floating Rate Note
(r)(u) 0.364%, 01/27/12	100	100,000
Toronto-Dominion Bank (The)
(g) 6.875%, 06/24/11	650	1,051,508

TOTAL CANADA		24,967,530

DENMARK — (1.9%)
Denmark Government International Bond
(u) 1.875%, 03/16/12	3,000	3,038,700

FINLAND — (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u) 0.564%, 02/01/12	500	499,827

	Face Amount^	Value†
	(000)
FRANCE — (2.6%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	1,500	$1,551,297
Societe Financement del’Economie Francaise
3.500%, 11/24/11	2,000	2,762,887

TOTAL FRANCE		4,314,184

GERMANY — (6.3%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	1,500	2,055,837
Kreditanstalt fuer Wiederaufbau
(g) 4.375%, 03/07/11	600	944,366
(u) 2.250%, 04/16/12	2,500	2,553,915
Landwirtschaftliche Rentenbank
(g) 5.250%, 01/18/12	2,915	4,749,679

TOTAL GERMANY		10,303,797

JAPAN — (1.9%)
Development Bank of Japan
(e) 5.625%, 08/02/11	1,500	2,099,591
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,008,031

TOTAL JAPAN		3,107,622

NETHERLANDS — (5.8%)
Bank Nederlandse Gemeenten
(u) 2.250%, 01/17/12	3,000	3,058,089
(g) 5.750%, 03/07/12	521	854,114
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	4,000	4,084,568
Rabobank Nederland
(g) 5.000%, 04/11/11	1,000	1,580,596

TOTAL NETHERLANDS		9,577,367

NORWAY — (2.5%)
Kommunalbanken
(u) 3.250%, 06/15/11	4,000	4,108,600

SPAIN — (0.6%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,000	1,005,200

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.8%)
European Investment Bank
(u) 3.250%, 10/14/11	1,000	$1,033,918
(u) 4.625%, 03/21/12	3,100	3,312,883
European Union
(e) 3.250%, 12/09/11	1,000	1,379,634
Inter-American Development Bank
(u) 5.000%, 04/05/11	1,500	1,560,459
Nordic Investment Bank
(u) 4.875%, 03/15/11	3,840	3,987,690

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		11,274,584

SWEDEN — (0.6%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,045,947

UNITED KINGDOM — (5.9%)
Bank of Scotland P.L.C.
4.625%, 11/04/11	2,000	3,199,257
BP Capital Markets P.L.C. Floating Rate Note
(r)(u)1.258%, 03/17/11	2,000	2,017,350
Clydesdale Bank P.L.C.
3.375%, 12/09/11	800	1,263,615
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	2,000	3,194,865

TOTAL UNITED KINGDOM		9,675,087

UNITED STATES — (11.4%)
Barclays Bank P.L.C. Floating Rate Note
(r) 0.530%, 01/14/11	$1,000	999,988
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.430%, 02/10/12	4,000	4,011,888
CME Group, Inc. Floating Rate Note
(r) 0.899%, 08/06/10	4,000	4,006,580
General Electric Capital Corp. Floating Rate Note
(r) 0.699%, 02/01/11	2,000	2,002,946
(r) 0.332%, 06/06/11	1,000	998,135

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	$1,000	$1,589,210
JPMorgan Chase & Co. Floating Rate Note
(r) 1.007%, 06/13/11	1,800	1,812,411
Procter & Gamble International Funding Floating Rate Note
(r) 0.259%, 05/07/10	400	399,999
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.307%, 06/16/10	1,000	999,930
(r) 0.392%, 10/04/11	2,000	1,999,790

TOTAL UNITED STATES		18,820,877

TOTAL BONDS		106,899,933

AGENCY OBLIGATIONS — (17.7%)
Federal Farm Credit Bank
1.125%, 10/03/11	2,000	2,007,154
Federal Home Loan Bank
1.375%, 05/16/11	1,500	1,511,951
3.750%, 09/09/11	2,000	2,079,942
3.625%, 09/16/11	4,200	4,367,849
Federal Home Loan Bank Discount Note
(y)❖ 0.173%, 06/17/10	11,000	10,997,915
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	1,000	1,060,202
Federal Home Loan Mortgage Corporation Discount Note
(y) 0.150%, 06/15/10	4,000	3,999,250
Federal National Mortgage Association
3.375%, 05/19/11	3,000	3,088,242

TOTAL AGENCY OBLIGATIONS		29,112,505

U.S. TREASURY OBLIGATIONS — (1.2%)
U.S. Treasury Note
1.750%, 11/15/11	2,000	2,031,640

COMMERCIAL PAPER — (10.6%)
Hewlett-Packard Co.
0.190%, 05/10/10	4,000	3,999,810
Nestle Capital Corp.
0.169%, 05/25/10	2,000	1,999,837
Oesterreich Kontrollbank
0.230%, 07/08/10	2,000	1,998,946
0.270%, 07/22/10	1,000	999,313

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Sheffield Receivables Corp.
0.230%, 06/11/10	$4,500	$ 4,498,573
Societe de Prise de Participationde l’Etat
0.195%, 05/20/10	4,000	3,999,569

TOTAL COMMERCIAL PAPER		17,496,048

	Shares
EXCHANGE-TRADED FUND — (3.2%)
UNITED STATES — (3.2%)
SPDR Trust Series I	44,100	5,241,726

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $3,730,000 FHLMC 5.00%, 10/15/24, valued at $4,005,088) to be repurchased at $3,942,062	$3,942	$ 3,942,000

TOTAL INVESTMENTS — (100.0%) (Cost $164,256,128)		$164,723,852

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$106,899,933	—	$106,899,933
Agency Obligations	—	29,112,505	—	29,112,505
U.S. Treasury Obligations	—	2,031,640	—	2,031,640
Commercial Paper	—	17,496,048	—	17,496,048
Exchange-Traded Fund	$5,241,726	—	—	5,241,726
Temporary Cash Investments	—	3,942,000	—	3,942,000
Other Financial Instruments**	7,260,888	257,494	—	7,518,381

TOTAL	$12,502,614	$159,739,620	—	$172,242,233

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$7,070,954,960

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,185,775,235)	$7,070,954,960

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$7,070,954,960	—	—	$7,070,954,960

See accompanying Notes to Financial Statements.

14

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.4%)
Consumer Discretionary — (15.4%)
#Cinemark Holdings, Inc.	382,492	$6,984,304	0.3%
Dillard’s, Inc.	240,649	6,757,424	0.3%
#*Gaylord Entertainment Co.	204,517	6,902,449	0.3%
#Jarden Corp.	239,973	7,707,933	0.3%
*Liberty Media Corp. Capital Series A	166,331	7,363,473	0.3%
#*Royal Caribbean Cruises, Ltd.	278,627	9,985,992	0.4%
#Whirlpool Corp.	110,030	11,978,966	0.5%
#Wyndham Worldwide Corp.	271,939	7,290,685	0.3%
Other Securities		369,569,431	15.3%

Total Consumer Discretionary		434,540,657	18.0%

Consumer Staples — (2.9%)
*Constellation Brands, Inc. Class A	389,483	7,115,854	0.3%
#*Smithfield Foods, Inc.	419,475	7,860,962	0.3%
Other Securities		67,576,668	2.8%

Total Consumer Staples		82,553,484	3.4%

Energy — (7.7%)
#Cimarex Energy Co.	126,477	8,610,554	0.3%
#Overseas Shipholding Group, Inc.	145,848	7,301,151	0.3%
#Pioneer Natural Resources Co.	149,975	9,617,897	0.4%
Sunoco, Inc.	212,272	6,958,276	0.3%
Other Securities		183,165,931	7.6%

Total Energy		215,653,809	8.9%

Financials — (22.4%)
American Financial Group, Inc.	248,114	7,301,995	0.3%
#*AmeriCredit Corp.	308,822	7,393,199	0.3%
Assurant, Inc.	266,924	9,724,041	0.4%
#Astoria Financial Corp.	478,359	7,720,714	0.3%
*Conseco, Inc.	1,229,638	7,254,864	0.3%
First American Corp.	218,380	7,549,397	0.3%
First Niagara Financial Group, Inc.	492,124	6,840,524	0.3%
*Genworth Financial, Inc.	545,763	9,016,005	0.4%
#Huntington Bancshares, Inc.	1,239,796	8,393,419	0.4%
#*MGIC Investment Corp.	790,073	8,240,461	0.3%
NewAlliance Bancshares, Inc.	537,373	7,001,970	0.3%
#Old Republic International Corp.	511,867	7,683,124	0.3%
Radian Group, Inc.	524,943	7,448,941	0.3%
Reinsurance Group of America, Inc.	153,401	7,920,094	0.3%
RenaissanceRe Holdings, Ltd.	128,674	7,199,310	0.3%
#Susquehanna Bancshares, Inc.	678,399	7,394,549	0.3%
Transatlantic Holdings, Inc.	140,003	6,962,349	0.3%
Umpqua Holdings Corp.	519,273	7,757,939	0.3%
Webster Financial Corp.	409,887	8,492,859	0.4%
#Whitney Holding Corp.	533,457	7,308,361	0.3%
#Zions Bancorporation	262,502	7,541,682	0.3%
Other Securities		468,870,771	19.4%

Total Financials		631,016,568	26.1%

Health Care — (6.2%)
*Community Health Systems, Inc.	178,748	7,303,643	0.3%
*Coventry Health Care, Inc.	317,536	7,538,305	0.3%
#Omnicare, Inc.	250,849	6,971,094	0.3%
Other Securities		151,270,087	6.3%

Total Health Care		173,083,129	7.2%

15

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.5%)
#*Avis Budget Group, Inc.	578,582	$8,748,160	0.4%
#*Owens Corning	231,002	8,034,250	0.3%
#Trinity Industries, Inc.	284,198	7,073,688	0.3%
Other Securities		327,161,219	13.5%

Total Industrials		351,017,317	14.5%

Information Technology — (11.6%)
*Arrow Electronics, Inc.	242,217	7,387,618	0.3%
*IAC/InterActiveCorp	329,849	7,395,215	0.3%
*Ingram Micro, Inc.	396,212	7,195,210	0.3%
*Sandisk Corp.	171,319	6,833,915	0.3%
*Tech Data Corp.	261,278	11,208,826	0.5%
Other Securities		286,008,379	11.8%

Total Information Technology		326,029,163	13.5%

Materials — (5.9%)
Ashland, Inc.	116,330	6,928,615	0.3%
*Century Aluminum Co.	556,132	7,496,659	0.3%
#*Domtar Corp.	107,587	7,621,463	0.3%
#MeadWestavco Corp.	313,877	8,528,038	0.4%
Other Securities		135,244,655	5.6%

Total Materials		165,819,430	6.9%

Telecommunication Services — (0.5%)
Other Securities		14,561,057	0.6%

Utilities — (0.3%)
Other Securities		7,424,206	0.3%

TOTAL COMMON STOCKS		2,401,698,820	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		4,100	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,220,000 FHLMC 4.00%, 12/15/38, valued at $9,600,325) to be repurchased at $9,458,150	$9,458	9,458,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§ @ DFA Short Term Investment Fund	381,078,808	381,078,808	15.8%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $12,944,503 FHLMC 3.853%(r), 03/01/40 & FNMA 2.784%(r), 12/01/34, valued at $13,054,887) to be repurchased at $ 12,674,834	$12,675	12,674,647	0.5%

16

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $13,858,489 FNMA 5.000%, 04/01/23 & 6.000%, 01/01/48, valued at $8,368,695) to be repurchased at $8,123,962	$8,124	$8,123,827	0.3%

TOTAL SECURITIES LENDING COLLATERAL		401,877,282	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $2,410,946,383)		$2,813,038,202	116.4%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$434,532,927	$7,730	—	$434,540,657
Consumer Staples	82,553,484	—	—	82,553,484
Energy	215,653,809	—	—	215,653,809
Financials	631,016,568	—	—	631,016,568
Health Care	173,083,129	—	—	173,083,129
Industrials	351,017,317	—	—	351,017,317
Information Technology	326,026,213	2,950	—	326,029,163
Materials	165,819,430	—	—	165,819,430
Telecommunication Services	14,561,057	—	—	14,561,057
Utilities	7,424,206	—	—	7,424,206
Rights/Warrants	4,100	—	—	4,100
Temporary Cash Investments	—	9,458,000	—	9,458,000
Securities Lending Collateral	—	401,877,282	—	401,877,282

TOTAL	$2,401,692,240	$411,345,962	—	$2,813,038,202

See accompanying Notes to Financial Statements.

17

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.7%)
Consumer Discretionary — (17.0%)
#American Greetings Corp. Class A	1,895,583	$46,555,518	0.6%
*Dana Holding Corp.	2,883,589	38,524,749	0.5%
#Dillard’s, Inc.	1,471,963	41,332,721	0.6%
#Foot Locker, Inc.	2,168,799	33,291,065	0.5%
#*Gaylord Entertainment Co.	1,155,083	38,984,051	0.5%
#Jarden Corp.	1,478,372	47,485,309	0.7%
Jones Apparel Group, Inc.	1,567,627	34,111,564	0.5%
*Liberty Media Corp. Capital Class A	720,039	31,876,127	0.4%
#*Saks, Inc.	3,346,439	32,627,780	0.4%
#Scholastic Corp.	1,578,517	42,635,744	0.6%
*TRW Automotive Holdings Corp.	1,014,513	32,677,464	0.4%
Other Securities		1,046,684,853	14.2%

Total Consumer Discretionary		1,466,786,945	19.9%

Consumer Staples — (2.3%)
#Universal Corp.	653,753	33,851,330	0.4%
Other Securities		160,128,636	2.2%

Total Consumer Staples		193,979,966	2.6%

Energy — (7.6%)
#*Bristow Group, Inc.	964,277	37,327,163	0.5%
#*Exterran Holdings, Inc.	1,367,300	39,856,795	0.5%
#Overseas Shipholding Group, Inc.	815,656	40,831,739	0.6%
*SEACOR Holdings, Inc.	375,100	31,572,167	0.4%
Other Securities		500,908,940	6.8%

Total Energy		650,496,804	8.8%

Financials — (19.8%)
#*AmeriCredit Corp.	1,836,606	43,968,348	0.6%
#*Conseco, Inc.	6,090,254	35,932,499	0.5%
Delphi Financial Group, Inc. Class A	1,234,497	33,948,667	0.5%
#*MGIC Investment Corp.	3,112,381	32,462,134	0.4%
NewAlliance Bancshares, Inc.	3,397,065	44,263,757	0.6%
#*PHH Corp.	1,621,457	36,790,859	0.5%
#Provident Financial Services, Inc.	2,524,606	33,274,307	0.5%
Selective Insurance Group, Inc.	1,931,259	32,271,338	0.4%
#Susquehanna Bancshares, Inc.	3,045,823	33,199,471	0.5%
Umpqua Holdings Corp.	2,455,483	36,684,916	0.5%
Unitrin, Inc.	1,219,051	35,657,242	0.5%
Webster Financial Corp.	1,742,283	36,100,104	0.5%
#Wintrust Financial Corp.	853,766	31,845,472	0.4%
Other Securities		1,235,463,661	16.7%

Total Financials		1,701,862,775	23.1%

Health Care — (4.7%)
#*LifePoint Hospitals, Inc.	1,732,785	66,157,731	0.9%
Other Securities		335,241,621	4.5%

Total Health Care		401,399,352	5.4%

Industrials — (16.0%)
#Alexander & Baldwin, Inc.	1,125,738	40,053,758	0.6%
#Applied Industrial Technologies, Inc.	1,216,512	37,444,239	0.5%
#*Avis Budget Group, Inc.	2,478,147	37,469,583	0.5%
#Briggs & Stratton Corp.	1,417,071	33,641,266	0.5%
*Esterline Technologies Corp.	1,057,070	58,963,365	0.8%
#GATX Corp.	1,410,217	46,029,483	0.6%

18

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
*Oshkosh Corp.	1,302,379	$50,297,877	0.7%
#Trinity Industries, Inc.	1,822,282	45,356,599	0.6%
#*USG Corp.	1,858,713	43,865,627	0.6%
Watts Water Technologies, Inc.	882,816	31,322,312	0.4%
Other Securities		952,705,887	12.9%

Total Industrials		1,377,149,996	18.7%

Information Technology — (12.1%)
*Benchmark Electronics, Inc.	2,841,081	61,480,993	0.8%
#*Coherent, Inc.	952,417	35,782,307	0.5%
*MKS Instruments, Inc.	1,906,092	43,230,167	0.6%
#*Skyworks Solutions, Inc.	1,992,919	33,560,756	0.4%
*Tech Data Corp.	883,836	37,916,564	0.5%
*Vishay Intertechnology, Inc.	3,264,631	33,984,809	0.5%
Other Securities		796,081,163	10.8%

Total Information Technology		1,042,036,759	14.1%

Materials — (6.1%)
*Louisiana-Pacific Corp.	3,127,269	36,776,683	0.5%
#*OM Group, Inc.	861,587	32,524,909	0.4%
*PolyOne Corp.	3,134,189	35,447,678	0.5%
Westlake Chemical Corp.	1,707,624	47,950,082	0.7%
Other Securities		369,006,552	5.0%

Total Materials		521,705,904	7.1%

Other — (0.0%)
Other Securities		14,709	0.0%

Telecommunication Services — (0.1%)
Other Securities		12,098,697	0.2%

Utilities — (0.0%)
Other Securities		2,682,338	0.0%

TOTAL COMMON STOCKS		7,370,214,245	99.9%

RIGHTS/WARRANTS — (0.0%)
Other Securities		97,059	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $8,520,000 FHLMC 4.00%, 12/15/38, valued at $8,871,450) to be repurchased at $8,737,138	$8,737	8,737,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.2%)
§@DFA Short Term Investment Fund	1,161,476,248	1,161,476,248	15.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $70,599,223 FNMA 2.907%(r), 05/01/36 & 5.194%(r) 10/01/38, valued at $39,789,516) to be repurchased at $38,631,169	$38,631	38,630,598	0.5%

19

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $28,125,000 FNMA 5.000%, 12/01/39 & 5.500%, 07/01/35, valued at $25,622,079) to be repurchased at $24,874,931	$24,875	$24,874,516	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,224,981,362	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $7,681,658,373)		$8,604,029,666	116.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,466,436,881	$350,064	—	$1,466,786,945
Consumer Staples	193,979,966	—	—	193,979,966
Energy	650,496,804	—	—	650,496,804
Financials	1,701,722,174	140,601	—	1,701,862,775
Health Care	400,738,705	660,647	—	401,399,352
Industrials	1,377,149,996	—	—	1,377,149,996
Information Technology	1,041,832,120	204,639	—	1,042,036,759
Materials	521,705,904	—	—	521,705,904
Other	—	14,709	—	14,709
Telecommunication Services	12,098,697	—	—	12,098,697
Utilities	2,682,338	—	—	2,682,338
Rights/Warrants	34,208	62,851	—	97,059
Temporary Cash Investments	—	8,737,000	—	8,737,000
Securities Lending Collateral	—	1,224,981,362	—	1,224,981,362

TOTAL	$7,368,877,793	$1,235,151,873	—	$8,604,029,666

See accompanying Notes to Financial Statements.

20

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (12.0%)
#*Amazon.com, Inc.	54,480	$7,467,029	0.3%
Comcast Corp. Class A	354,209	6,992,086	0.3%
*DIRECTV Class A	212,022	7,681,557	0.3%
Home Depot, Inc.	205,825	7,255,331	0.3%
McDonald’s Corp.	129,657	9,152,488	0.3%
Time Warner, Inc.	196,723	6,507,597	0.2%
Walt Disney Co. (The)	331,641	12,217,654	0.5%
Other Securities		310,429,958	11.8%

Total Consumer Discretionary		367,703,700	14.0%

Consumer Staples — (6.7%)
Coca-Cola Co. (The)	276,700	14,789,615	0.5%
CVS Caremark Corp.	263,150	9,718,130	0.4%
Kraft Foods, Inc.	255,784	7,571,206	0.3%
PepsiCo, Inc.	204,747	13,353,599	0.5%
Philip Morris International, Inc.	227,096	11,145,872	0.4%
Procter & Gamble Co.	344,026	21,384,656	0.8%
Wal-Mart Stores, Inc.	432,810	23,220,256	0.9%
Other Securities		104,762,140	4.0%

Total Consumer Staples		205,945,474	7.8%

Energy — (8.0%)
Chevron Corp.	343,420	27,968,125	1.1%
ConocoPhillips	254,226	15,047,637	0.6%
Exxon Mobil Corp.	469,066	31,826,128	1.2%
Occidental Petroleum Corp.	76,653	6,796,055	0.2%
Schlumberger, Ltd.	144,689	10,333,688	0.4%
Other Securities		153,066,956	5.8%

Total Energy		245,038,589	9.3%

Financials — (14.2%)
American Express Co.	145,973	6,732,275	0.3%
Bank of America Corp.	1,715,765	30,592,090	1.2%
Bank of New York Mellon Corp. (The)	206,666	6,433,513	0.2%
*Citigroup, Inc.	1,506,027	6,581,338	0.2%
Goldman Sachs Group, Inc. (The)	86,215	12,518,418	0.5%
JPMorgan Chase & Co.	673,089	28,660,130	1.1%
MetLife, Inc.	138,105	6,294,826	0.2%
Morgan Stanley	236,957	7,160,841	0.3%
U.S. Bancorp	238,444	6,383,146	0.2%
Wells Fargo & Co.	766,713	25,385,867	1.0%
Other Securities		298,656,707	11.3%

Total Financials		435,399,151	16.5%

Health Care — (9.3%)
Abbott Laboratories	188,919	9,665,096	0.4%
*Amgen, Inc.	127,585	7,318,276	0.3%
Johnson & Johnson	326,256	20,978,261	0.8%
*Merck & Co., Inc.	393,019	13,771,386	0.5%
*Pfizer, Inc.	1,235,434	20,656,456	0.8%
Other Securities		213,251,422	8.1%

Total Health Care		285,640,897	10.9%

Industrials — (10.9%)
3M Co.	83,434	7,398,093	0.3%
#Boeing Co. (The)	92,878	6,727,154	0.3%

21

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	1,769,875	$33,379,842	1.3%
Union Pacific Corp.	84,254	6,374,658	0.2%
United Technologies Corp.	108,520	8,133,574	0.3%
Other Securities		272,078,932	10.3%

Total Industrials		334,092,253	12.7%

Information Technology — (14.1%)
*Apple, Inc.	110,602	28,880,394	1.1%
*Cisco Sytems, Inc.	713,334	19,202,951	0.7%
*Google, Inc.	29,847	15,682,808	0.6%
Hewlett-Packard Co.	285,439	14,834,265	0.6%
Intel Corp.	671,946	15,340,527	0.6%
International Business Machines Corp.	142,211	18,345,219	0.7%
Microsoft Corp.	1,056,293	32,259,188	1.2%
Oracle Corp.	589,802	15,240,484	0.6%
QUALCOMM, Inc.	204,477	7,921,439	0.3%
Other Securities		267,554,577	10.1%

Total Information Technology		435,261,852	16.5%

Materials — (4.2%)
Other Securities		129,408,323	4.9%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.0%)
AT&T, Inc.	1,000,627	26,076,340	1.0%
Verizon Communications, Inc.	484,983	14,011,159	0.5%
Other Securities		22,793,106	0.9%

Total Telecommunication Services		62,880,605	2.4%

Utilities — (2.9%)
Other Securities		90,238,761	3.4%

TOTAL COMMON STOCKS		2,591,609,605	98.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		3,596	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $12,030,000 FNMA 6.00%, 10/01/38, valued at $8,201,241) to be repurchased at $8,077,128	$8,077	8,077,000	0.3%

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund	449,186,253	449,186,253	17.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 05/03/10 (Collateralized by $15,103,376 FHLMC 5.934%(r), 01/01/38 & FNMA 2.784%(r), 12/01/34, valued at $15,388,092)to be repurchased at $14,940,144	$14,940	14,939,895	0.6%

22

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $21,075,000 FNMA 5.000%, 04/01/23 & 7.000%, 11/01/37, valued at $9,948,676) to be repurchased at $9,658,358	$9,658	$9,658,197	0.4%

TOTAL SECURITIES LENDING COLLATERAL		473,784,345	18.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,891,597,693)		$3,073,474,546	116.7%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$367,699,700	$4,000	—	$367,703,700
Consumer Staples	205,945,474	—	—	205,945,474
Energy	245,038,589	—	—	245,038,589
Financials	435,395,928	3,223	—	435,399,151
Health Care	285,617,033	23,864	—	285,640,897
Industrials	334,092,253	—	—	334,092,253
Information Technology	435,261,073	779	—	435,261,852
Materials	129,408,323	—	—	129,408,323
Other	—	—	—	—
Telecommunication Services	62,880,605	—	—	62,880,605
Utilities	90,238,761	—	—	90,238,761
Rights/Warrants	1,379	2,217	—	3,596
Temporary Cash Investments	—	8,077,000	—	8,077,000
Securities Lending Collateral	—	473,784,345	—	473,784,345

TOTAL	$2,591,579,118	$481,895,428	—	$3,073,474,546

See accompanying Notes to Financial Statements.

23

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (13.7%)
Carnival Corp.	264,200	$11,017,140	0.2%
Comcast Corp. Class A	904,003	17,845,019	0.4%
*DIRECTV Class A	358,389	12,984,433	0.3%
Lowe’s Cos., Inc.	589,812	15,995,701	0.3%
News Corp. Class A	776,144	11,968,140	0.3%
#*Sears Holdings Corp.	103,265	12,489,902	0.3%
Time Warner, Inc.	505,637	16,726,472	0.3%
Walt Disney Co. (The)	780,070	28,737,779	0.6%
Other Securities		629,530,153	13.1%

Total Consumer Discretionary		757,294,739	15.8%

Consumer Staples — (5.5%)
CVS Caremark Corp.	598,385	22,098,358	0.5%
Kraft Foods, Inc.	623,555	18,457,228	0.4%
PepsiCo, Inc.	187,890	12,254,186	0.2%
Procter & Gamble Co.	526,472	32,725,500	0.7%
Wal-Mart Stores, Inc.	406,631	21,815,753	0.4%
Other Securities		199,359,126	4.2%

Total Consumer Staples		306,710,151	6.4%

Energy — (8.5%)
Anadarko Petroleum Corp.	217,215	13,502,084	0.3%
Apache Corp.	143,863	14,639,499	0.3%
Chevron Corp.	675,361	55,001,400	1.2%
ConocoPhillips	621,821	36,805,585	0.8%
Devon Energy Corp.	160,926	10,835,148	0.2%
EOG Resources, Inc.	99,631	11,170,628	0.2%
Exxon Mobil Corp.	448,624	30,439,138	0.6%
Occidental Petroleum Corp.	168,102	14,903,923	0.3%
XTO Energy, Inc.	240,650	11,435,688	0.2%
Other Securities		270,511,048	5.7%

Total Energy		469,244,141	9.8%

Financials — (17.2%)
Bank of America Corp.	3,505,508	62,503,208	1.3%
#Bank of New York Mellon Corp. (The)	485,231	15,105,241	0.3%
Goldman Sachs Group, Inc. (The)	200,183	29,066,572	0.6%
JPMorgan Chase & Co.	1,758,487	74,876,376	1.6%
MetLife, Inc.	335,580	15,295,736	0.3%
Morgan Stanley	560,059	16,924,983	0.3%
PNC Financial Services Group, Inc.	186,032	12,503,211	0.3%
Prudential Financial, Inc.	187,742	11,932,882	0.2%
Travelers Cos., Inc. (The)	240,418	12,198,809	0.3%
Wells Fargo & Co.	1,960,826	64,922,949	1.4%
Other Securities		633,706,059	13.2%

Total Financials		949,036,026	19.8%

Health Care — (8.5%)
Johnson & Johnson	311,240	20,012,732	0.4%
*Pfizer, Inc.	2,232,446	37,326,497	0.8%
*UnitedHealth Group, Inc.	491,713	14,903,821	0.3%
*WellPoint, Inc.	211,328	11,369,446	0.2%
Other Securities		383,830,565	8.0%

Total Health Care		467,443,061	9.7%

24

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.0%)
FedEx Corp.	133,279	$11,996,443	0.3%
General Electric Co.	4,131,492	77,919,939	1.6%
Union Pacific Corp.	214,975	16,265,008	0.3%
Other Securities		557,123,524	11.6%

Total Industrials		663,304,914	13.8%

Information Technology — (12.0%)
*Apple, Inc.	72,936	19,045,048	0.4%
*Cisco Sytems, Inc.	628,869	16,929,153	0.4%
*Google, Inc.	21,286	11,184,516	0.2%
Hewlett-Packard Co.	421,467	21,903,640	0.5%
Intel Corp.	623,464	14,233,683	0.3%
International Business Machines Corp.	91,559	11,811,111	0.2%
Microsoft Corp.	730,054	22,295,849	0.5%
Oracle Corp.	435,610	11,256,162	0.2%
Other Securities		534,096,836	11.1%

Total Information Technology		662,755,998	13.8%

Materials — (4.6%)
Dow Chemical Co. (The)	485,224	14,959,456	0.3%
Other Securities		241,700,768	5.1%

Total Materials		256,660,224	5.4%

Other — (0.0%)
Other Securities		63	0.0%

Telecommunication Services — (2.5%)
AT&T, Inc.	2,275,649	59,303,413	1.2%
Verizon Communications, Inc.	1,203,470	34,768,248	0.7%
Other Securities		41,856,375	0.9%

Total Telecommunication Services		135,928,036	2.8%

Utilities — (2.0%)
Other Securities		113,238,417	2.4%

TOTAL COMMON STOCKS		4,781,615,770	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7,948	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $9,630,000 FHLMC 5.00%, 10/15/24, valued at $10,340,213) to be repurchased at $10,187,161	$10,187	10,187,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund	696,221,220	696,221,220	14.5%

25

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $32,098,097 FNMA 6.122%(r), 08/01/37 & 3.607%(r), 02/01/40, valued at $23,850,945) to be repurchased at $23,156,585	$23,156	$23,156,257	0.5%
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $32,115,000 FNMA, rates ranging from 4.000% to 6.000%, maturities ranging from 04/01/33 to 01/01/39, valued at $15,515,279) to be repurchased at $15,062,604	15,062	15,062,353	0.3%

TOTAL SECURITIES LENDING COLLATERAL		734,439,830	15.3%

TOTAL INVESTMENTS — (100.0%) (Cost $5,342,736,743)		$5,526,250,548	115.2%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$757,285,571	$9,168	—	$757,294,739
Consumer Staples	306,710,151	—	—	306,710,151
Energy	469,244,141	—	—	469,244,141
Financials	949,020,994	15,032	—	949,036,026
Health Care	467,378,741	64,320	—	467,443,061
Industrials	663,304,914	—	—	663,304,914
Information Technology	662,754,400	1,598	—	662,755,998
Materials	256,660,224	—	—	256,660,224
Other	—	63	—	63
Telecommunication Services	135,928,036	—	—	135,928,036
Utilities	113,238,417	—	—	113,238,417
Rights/Warrants	1,604	6,344	—	7,948
Temporary Cash Investments	—	10,187,000	—	10,187,000
Securities Lending Collateral	—	734,439,830	—	734,439,830

TOTAL	$4,781,527,193	$744,723,355	—	$5,526,250,548

See accompanying Notes to Financial Statements.

26

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.1%)
Consumer Discretionary — (14.4%)
Carnival Corp.	88,808	$3,703,294	0.2%
Comcast Corp. Class A	298,194	5,886,350	0.4%
*Liberty Media Corp. Capital Series A	92,738	4,105,511	0.3%
*Liberty Media Corp. Interactive Class A	261,629	4,021,238	0.3%
#*Royal Caribbean Cruises, Ltd.	96,362	3,453,614	0.2%
#*Sears Holdings Corp.	39,760	4,808,972	0.3%
Time Warner Cable, Inc.	58,725	3,303,281	0.2%
Time Warner, Inc.	198,927	6,580,505	0.4%
Walt Disney Co. (The)	116,753	4,301,181	0.3%
#Wyndham Worldwide Corp.	139,138	3,730,290	0.2%
Other Securities		225,060,038	14.5%

Total Consumer Discretionary		268,954,274	17.3%

Consumer Staples — (4.0%)
CVS Caremark Corp.	99,513	3,675,015	0.3%
J.M. Smucker Co.	57,294	3,498,945	0.2%
Kraft Foods, Inc.	120,422	3,564,491	0.3%
Procter & Gamble Co.	82,070	5,101,471	0.3%
Other Securities		57,807,428	3.7%

Total Consumer Staples		73,647,350	4.8%

Energy — (7.9%)
Anadarko Petroleum Corp.	62,467	3,882,949	0.3%
Chevron Corp.	81,807	6,662,362	0.4%
ConocoPhillips	197,546	11,692,748	0.8%
Exxon Mobil Corp.	85,572	5,806,060	0.4%
#Pioneer Natural Resources Co.	54,700	3,507,911	0.2%
XTO Energy, Inc.	69,919	3,322,551	0.2%
Other Securities		111,927,756	7.2%

Total Energy		146,802,337	9.5%

Financials — (20.1%)
American Financial Group, Inc.	129,237	3,803,445	0.2%
Ameriprise Financial, Inc.	71,956	3,335,880	0.2%
Bank of America Corp.	677,111	12,072,889	0.8%
#*CNA Financial Corp.	129,608	3,644,577	0.2%
Comerica, Inc.	81,229	3,411,618	0.2%
Discover Financial Services	249,169	3,852,153	0.3%
*Genworth Financial, Inc.	227,807	3,763,372	0.2%
Goldman Sachs Group, Inc. (The)	27,218	3,952,054	0.3%
JPMorgan Chase & Co.	539,281	22,962,585	1.5%
KeyCorp	396,640	3,577,693	0.2%
Lincoln National Corp.	134,039	4,100,253	0.3%
#M&T Bank Corp.	50,301	4,393,792	0.3%
MetLife, Inc.	99,035	4,514,015	0.3%
Morgan Stanley	142,315	4,300,759	0.3%
Prudential Financial, Inc.	55,556	3,531,139	0.2%
Regions Financial Corp.	512,822	4,533,346	0.3%
Travelers Cos., Inc. (The)	73,100	3,709,094	0.2%
Unum Group	203,475	4,979,033	0.3%
Wells Fargo & Co.	215,157	7,123,848	0.5%
Other Securities		268,783,164	17.3%

Total Financials		374,344,709	24.1%

Health Care — (7.1%)
*Pfizer, Inc.	326,770	5,463,594	0.4%

27

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (Continued)
*WellPoint, Inc.	62,400	$3,357,120	0.2%
Other Securities		123,055,418	7.9%

Total Health Care		131,876,132	8.5%

Industrials — (11.2%)
General Electric Co.	371,684	7,009,960	0.5%
*Owens Corning	107,808	3,749,562	0.2%
Other Securities		198,186,535	12.8%

Total Industrials		208,946,057	13.5%

Information Technology — (11.0%)
*Sandisk Corp.	90,011	3,590,539	0.2%
Tellabs, Inc.	426,210	3,869,987	0.3%
Other Securities		196,907,462	12.7%

Total Information Technology		204,367,988	13.2%

Materials — (4.7%)
Ashland, Inc.	54,786	3,263,054	0.2%
International Paper Co.	127,026	3,396,675	0.2%
MeadWestavco Corp.	151,161	4,107,044	0.3%
Other Securities		76,628,722	4.9%

Total Materials		87,395,495	5.6%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (1.6%)
AT&T, Inc.	497,177	12,956,433	0.8%
Verizon Communications, Inc.	187,987	5,430,944	0.4%
Other Securities		12,221,087	0.8%

Total Telecommunication Services		30,608,464	2.0%

Utilities — (1.1%)
Other Securities		20,527,827	1.3%

TOTAL COMMON STOCKS		1,547,470,639	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,085	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund	299,304,904	299,304,904	19.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $9,879,544 FHLMC 3.853%(r), 03/01/40, valued at $10,263,554) to be repurchased at $9,964,762	$9,965	9,964,615	0.6%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $10,161,731 FNMA 6.000%, 12/01/36 & 01/01/48, valued at $6,663,834) to be repurchased at $6,469,392	6,469	6,469,284	0.4%

TOTAL SECURITIES LENDING COLLATERAL		315,738,803	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $1,781,263,090)		$1,863,215,527	120.1%

28

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$268,944,274	$10,000	—	$268,954,274
Consumer Staples	73,647,350	—	—	73,647,350
Energy	146,802,337	—	—	146,802,337
Financials	374,330,447	14,262	—	374,344,709
Health Care	131,854,521	21,611	—	131,876,132
Industrials	208,946,057	—	—	208,946,057
Information Technology	204,366,813	1,175	—	204,367,988
Materials	87,395,495	—	—	87,395,495
Other	—	6	—	6
Telecommunication Services	30,608,464	—	—	30,608,464
Utilities	20,527,827	—	—	20,527,827
Rights/Warrants	403	5,682	—	6,085
Securities Lending Collateral	—	315,738,803	—	315,738,803

TOTAL	$1,547,423,988	$315,791,539	—	$1,863,215,527

See accompanying Notes to Financial Statements.

29

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.7%)
Consumer Discretionary — (15.5%)
Cooper Tire & Rubber Co.	234,201	$4,969,745	0.1%
#*Deckers Outdoor Corp.	35,900	5,046,822	0.2%
Dillard’s, Inc.	167,616	4,706,657	0.1%
*Liberty Media Corp. Capital Series A	304,050	13,460,294	0.4%
*Pier 1 Imports, Inc.	682,993	5,655,182	0.2%
#Polaris Industries, Inc.	124,600	7,372,582	0.2%
*Radio One, Inc.	1,068,442	5,384,948	0.2%
#Sotheby’s Class A	157,872	5,272,925	0.2%
*Tempur-Pedic International, Inc.	161,981	5,458,760	0.2%
*WABCO Holdings, Inc.	140,934	4,677,599	0.1%
Other Securities		564,907,148	16.9%

Total Consumer Discretionary		626,912,662	18.8%

Consumer Staples — (2.7%)
Casey’s General Stores, Inc.	137,677	5,318,463	0.2%
Lancaster Colony Corp.	86,132	4,734,676	0.1%
Nu Skin Enterprises, Inc. Class A	180,500	5,425,830	0.2%
Other Securities		93,665,109	2.8%

Total Consumer Staples		109,144,078	3.3%

Energy — (4.5%)
*Brigham Exploration Co.	247,502	4,828,764	0.1%
#CARBO Ceramics, Inc.	66,655	4,882,479	0.2%
*Mariner Energy, Inc.	254,423	6,075,621	0.2%
Other Securities		167,858,533	5.0%

Total Energy		183,645,397	5.5%

Financials — (11.1%)
Protective Life Corp.	196,288	4,724,652	0.2%
#Westamerica Bancorporation	79,557	4,675,565	0.1%
Other Securities		440,536,902	13.2%

Total Financials		449,937,119	13.5%

Health Care — (10.8%)
#*AMERIGROUP Corp.	133,000	4,819,920	0.1%
*Catalyst Health Solutions, Inc.	114,340	4,837,725	0.2%
*ev3, Inc.	257,788	4,931,484	0.2%
*InterMune, Inc.	112,673	4,795,363	0.1%
Quality Systems, Inc.	72,918	4,667,481	0.1%
*Salix Pharmaceuticals, Ltd.	127,741	5,135,188	0.2%
#*Thoratec Corp.	130,751	5,830,187	0.2%
Other Securities		404,337,029	12.1%

Total Health Care		439,354,377	13.2%

Industrials — (14.2%)
#Acuity Brands, Inc.	103,448	4,676,884	0.1%
*BE Aerospace, Inc.	178,130	5,292,242	0.2%
*EMCOR Group, Inc.	176,300	5,035,128	0.2%
Graco, Inc.	134,522	4,665,223	0.1%
*Graftech International, Ltd.	276,900	4,668,534	0.1%
#Knight Transportation, Inc.	227,179	4,836,641	0.2%
#Trinity Industries, Inc.	187,600	4,669,364	0.1%
#*UAL Corp.	273,284	5,897,469	0.2%
*United Stationers, Inc.	76,209	4,665,515	0.1%
#*USG Corp.	225,188	5,314,437	0.2%
*Wabash National Corp.	490,296	4,765,677	0.1%

30

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Other Securities		$520,530,748	15.6%

Total Industrials		575,017,862	17.2%

Information Technology — (16.0%)
#Adtran, Inc.	210,232	5,627,911	0.2%
#*Atheros Communications, Inc.	149,872	5,821,028	0.2%
#*CyberSource Corp.	188,388	4,837,804	0.1%
*JDS Uniphase Corp.	448,452	5,825,391	0.2%
#*Loral Space & Communications, Inc.	128,378	5,527,957	0.2%
Plantronics, Inc.	144,900	4,810,680	0.1%
*Quest Software, Inc.	296,730	5,201,677	0.1%
*RF Micro Devices, Inc.	1,055,523	5,932,039	0.2%
*TIBCO Software, Inc.	474,473	5,408,992	0.2%
Other Securities		598,023,824	17.9%

Total Information Technology		647,017,303	19.4%

Materials — (4.3%)
Cabot Corp.	150,335	4,891,901	0.2%
#*Domtar Corp.	66,476	4,709,160	0.1%
NewMarket Corp.	43,500	4,785,000	0.1%
*Rockwood Holdings, Inc.	162,997	4,880,130	0.1%
*Solutia, Inc.	279,292	4,915,539	0.2%
Other Securities		151,243,544	4.5%

Total Materials		175,425,274	5.2%

Other — (0.0%)
Other Securities		1,790	0.0%

Telecommunication Services — (0.8%)
Other Securities		30,446,857	0.9%

Utilities — (1.8%)
Other Securities		72,252,634	2.2%

TOTAL COMMON STOCKS		3,309,155,353	99.2%

EXCHANGE-TRADED FUND — (0.1%)
UNITED STATES — (0.1%)
Other Securities	33,300	2,383,614	0.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		77,831	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $62,710,000 FNMA 3.52%, 03/01/40, valued at $63,385,285) to be repurchased at $62,446,989	$62,446	62,446,000	1.9%

31

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund	641,398,773	$641,398,773	19.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $48,006,485 FHLMC 5.765%(r), 11/01/36 & FNMA 3.607%(r), 02/01/40, valued at $21,972,852) to be repurchased at $21,333,182	$21,333	21,332,866	0.7%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $16,120,000 FNMA 4.000%, 01/01/39, valued at $14,190,869) to be repurchased at $13,776,708	13,776	13,776,478	0.4%

TOTAL SECURITIES LENDING COLLATERAL		676,508,117	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,412,523,196)		$4,050,570,915	121.5%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$626,818,649	$94,013	—	$626,912,662
Consumer Staples	109,144,078	—	—	109,144,078
Energy	183,645,397	—	—	183,645,397
Financials	449,809,608	127,511	—	449,937,119
Health Care	439,222,896	131,481	—	439,354,377
Industrials	575,017,862	—	—	575,017,862
Information Technology	646,995,468	21,835	—	647,017,303
Materials	175,425,274	—	—	175,425,274
Other	—	1,790	—	1,790
Telecommunication Services	30,446,857	—	—	30,446,857
Utilities	72,252,634	—	—	72,252,634
Exchange-Traded Fund	2,383,614	—	—	2,383,614
Rights/Warrants	12,852	64,979	—	77,831
Temporary Cash Investments	—	62,446,000	—	62,446,000
Securities Lending Collateral	—	676,508,117	—	676,508,117

TOTAL	$3,311,175,189	$739,395,726	—	$4,050,570,915

See accompanying Notes to Financial Statements.

32

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (16.2%)
#*ArvinMeritor, Inc.	671,630	$10,289,372	0.3%
Belo Corp.	802,235	6,955,377	0.2%
#Brunswick Corp.	420,780	8,794,302	0.2%
#Dillard’s, Inc.	363,584	10,209,439	0.3%
*Jo-Ann Stores, Inc.	231,900	10,231,428	0.3%
#*Jos. A. Bank Clothiers, Inc.	176,578	10,746,537	0.3%
Monro Muffler Brake, Inc.	187,706	6,731,137	0.2%
*Pinnacle Entertainment, Inc.	540,950	7,319,054	0.2%
*Steven Madden, Ltd.	180,802	10,479,284	0.3%
Systemax, Inc.	342,869	7,964,847	0.2%
#*True Religion Apparel, Inc.	215,705	6,740,781	0.2%
*Valassis Communications, Inc.	395,647	12,933,700	0.4%
Other Securities		553,573,667	15.7%

Total Consumer Discretionary		662,968,925	18.8%

Consumer Staples — (3.9%)
#Cal-Maine Foods, Inc.	207,719	6,933,660	0.2%
J & J Snack Foods Corp.	181,697	8,465,263	0.2%
PriceSmart, Inc.	296,600	7,379,408	0.2%
Other Securities		137,181,451	3.9%

Total Consumer Staples		159,959,782	4.5%

Energy — (3.4%)
*Brigham Exploration Co.	345,770	6,745,973	0.2%
*Rosetta Resources, Inc.	465,856	11,599,814	0.3%
Other Securities		121,544,201	3.5%

Total Energy		139,889,988	4.0%

Financials — (12.1%)
#FBL Financial Group, Inc. Class A	293,211	7,576,572	0.2%
First Financial Bancorp	373,026	7,128,527	0.2%
Horace Mann Educators Corp.	431,532	7,426,666	0.2%
Infinity Property & Casualty Corp.	144,873	6,682,991	0.2%
#*Portfolio Recovery Associates, Inc.	132,892	8,833,331	0.3%
Other Securities		454,973,313	12.9%

Total Financials		492,621,400	14.0%

Health Care — (12.5%)
*Human Genome Sciences, Inc.	244,427	6,768,184	0.2%
#*Incyte Corp.	685,953	9,205,489	0.2%
#*InterMune, Inc.	307,087	13,069,623	0.4%
#Invacare Corp.	251,311	6,642,150	0.2%
*Odyssey Healthcare, Inc.	322,388	6,715,342	0.2%
*Par Pharmaceutical Cos., Inc.	271,575	7,370,546	0.2%
Other Securities		462,022,920	13.1%

Total Health Care		511,794,254	14.5%

Industrials — (14.4%)
American Science & Engineering, Inc.	88,885	6,679,708	0.2%
*Dollar Thrifty Automotive Group, Inc.	196,339	8,636,953	0.2%
*Griffon Corp.	482,883	6,808,650	0.2%
#Healthcare Services Group, Inc.	345,408	7,422,818	0.2%
Other Securities		557,639,148	15.8%

Total Industrials		587,187,277	16.6%

33

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (17.6%)
*Applied Micro Circuits Corp.	660,413	$7,449,459	0.2%
*Cabot Microelectronics Corp.	234,301	8,987,786	0.3%
*Cirrus Logic, Inc.	659,171	8,378,063	0.2%
*Forrester Research, Inc.	224,649	7,213,479	0.2%
#*IPG Photonics Corp.	458,850	8,034,464	0.2%
*JDA Software Group, Inc.	289,086	8,354,585	0.2%
*L-1 Identity Solutions, Inc.	788,924	6,839,971	0.2%
*Littlefuse, Inc.	204,498	8,635,951	0.3%
#*Loral Space & Communications, Inc.	173,428	7,467,810	0.2%
#*Manhattan Associates, Inc.	243,170	6,969,252	0.2%
Maximus, Inc.	144,349	8,936,647	0.3%
*Monolithic Power Systems, Inc.	283,490	6,988,028	0.2%
#*ScanSource, Inc.	237,698	6,622,266	0.2%
#*Ultimate Software Group, Inc.	243,491	8,144,774	0.2%
Other Securities		609,922,825	17.3%

Total Information Technology		718,945,360	20.4%

Materials — (3.8%)
#AMCOL International Corp.	271,602	7,805,841	0.2%
Arch Chemicals, Inc.	221,263	7,525,155	0.2%
#*Louisiana-Pacific Corp.	634,145	7,457,545	0.2%
Other Securities		130,530,274	3.7%

Total Materials		153,318,815	4.3%

Other — (0.0%)
Other Securities		10,290	0.0%

Telecommunication Services — (1.0%)
Other Securities		40,328,263	1.1%

Utilities — (1.4%)
#MGE Energy, Inc.	197,335	7,254,035	0.2%
Other Securities		48,321,048	1.4%

Total Utilities		55,575,083	1.6%

TOTAL COMMON STOCKS		3,522,599,437	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		62,051	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,030,000 FHLMC 4.00%, 12/15/38, valued at $5,237,488) to be repurchased at $5,159,082	$5,159	5,159,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	524,081,091	524,081,091	14.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,035,658 FHLMC 5.997%(r), 12/01/36 & U.S. Treasury Note 3.875%, 5/15/10, valued at $17,823,421) to be repurchased at $17,431,149	$17,431	17,430,891	0.5%

34

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $17,689,783 FNMA 6.000%, 04/01/36 & 4.000%, 01/01/39, valued at $11,605,430) to be repurchased at $11,267,257	$11,267	$11,267,069	0.3%

TOTAL SECURITIES LENDING COLLATERAL		552,779,051	15.7%

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,541,460)		$4,080,599,539	115.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$662,707,949	$260,976	—	$662,968,925
Consumer Staples	159,959,782	—	—	159,959,782
Energy	139,889,988	—	—	139,889,988
Financials	492,440,328	181,072	—	492,621,400
Health Care	511,593,181	201,073	—	511,794,254
Industrials	587,187,277	—	—	587,187,277
Information Technology	718,945,360	—	—	718,945,360
Materials	153,318,815	—	—	153,318,815
Other	—	10,290	—	10,290
Telecommunication Services	40,328,263	—	—	40,328,263
Utilities	55,575,083	—	—	55,575,083
Rights/Warrants	9,603	52,448	—	62,051
Temporary Cash Investments	—	5,159,000	—	5,159,000
Securities Lending Collateral	—	552,779,051	—	552,779,051

TOTAL	$3,521,955,629	$558,643,910	—	$4,080,599,539

See accompanying Notes to Financial Statements.

35

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (71.9%)
Health Care — (0.0%)
Other Securities		$111,136	0.0%

Real Estate Investment Trusts — (71.9%)
#*Alexander’s, Inc.	54,882	17,442,597	0.7%
#Alexandria Real Estate Equities, Inc.	428,492	30,341,519	1.2%
#AMB Property Corp.	1,426,481	39,741,761	1.5%
#Apartment Investment & Management Co. Class A	1,133,280	25,396,805	1.0%
#AvalonBay Communities, Inc.	788,909	82,078,092	3.1%
BioMed Realty Trust, Inc.	961,082	17,789,628	0.7%
#Boston Properties, Inc.	1,344,500	106,027,270	4.0%
#BRE Properties, Inc. Class A	533,915	22,296,290	0.8%
#Camden Property Trust	625,703	30,302,796	1.1%
#CBL & Associates Properties, Inc.	1,337,556	19,528,318	0.7%
#Corporate Office Properties Trust	569,300	23,028,185	0.9%
#Developers Diversified Realty Corp.	1,889,135	23,217,469	0.9%
#Digital Realty Trust, Inc.	746,018	43,791,257	1.7%
#Douglas Emmett, Inc.	1,179,638	19,747,140	0.8%
#Duke Realty Corp.	2,175,215	29,430,659	1.1%
#Entertainment Properties Trust	398,314	17,414,288	0.7%
Equity Lifestyle Properties, Inc.	296,304	16,447,835	0.6%
#Equity One, Inc.	843,219	16,366,881	0.6%
#Equity Residential	2,692,406	121,885,220	4.6%
#Essex Property Trust, Inc.	283,871	30,039,229	1.1%
#Federal Realty Investment Trust	597,315	46,226,208	1.8%
#HCP, Inc.	2,865,022	92,024,507	3.5%
#Health Care REIT, Inc.	1,199,373	53,887,829	2.0%
#Highwood Properties, Inc.	695,760	22,243,447	0.8%
#Home Properties, Inc.	336,980	16,744,536	0.6%
Hospitality Properties Trust	1,202,927	31,865,536	1.2%
#Host Marriott Corp.	6,147,086	99,951,618	3.8%
#HRPT Properties Trust	2,182,608	17,111,647	0.7%
#Kimco Realty Corp.	3,947,170	61,536,380	2.3%
Lasalle Hotel Properties	620,585	16,352,415	0.6%
#Liberty Property Trust	1,099,467	37,172,979	1.4%
#Macerich Co. (The)	909,383	40,658,514	1.5%
Mack-Cali Realty Corp.	772,125	26,530,215	1.0%
#National Retail Properties, Inc.	808,949	19,034,570	0.7%
#Nationwide Health Properties, Inc.	1,102,624	38,613,892	1.5%
#Omega Healthcare Investors, Inc.	829,835	16,613,297	0.6%
#ProLogis	4,471,399	58,888,325	2.2%
#Public Storage	1,652,966	160,188,935	6.1%
#Realty Income Corp.	1,017,912	33,377,334	1.3%
#Regency Centers Corp.	813,087	33,377,221	1.3%
#Senior Housing Properties Trust	1,241,932	27,918,631	1.1%
#Simon Property Group, Inc.	2,764,522	246,097,748	9.3%
#SL Green Realty Corp.	758,783	47,173,539	1.8%
#Tanger Factory Outlet Centers, Inc.	392,198	16,315,437	0.6%
#Taubman Centers, Inc.	521,447	22,615,156	0.9%
#UDR, Inc.	1,491,932	30,301,139	1.1%
#Ventas, Inc.	1,520,028	71,790,922	2.7%
#Vornado Realty Trust	1,757,740	146,542,784	5.6%
#Washington REIT	584,672	18,387,934	0.7%
#Weingarten Realty Investors	1,164,991	26,934,592	1.0%
Other Securities		325,766,796	12.3%

Total Real Estate Investment Trusts		2,634,557,322	99.8%

TOTAL COMMON STOCKS		2,634,668,458	99.8%

36

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,370,000 FNMA 1.213%(v), 11/25/39, valued at $2,900,437) to be repurchased at $2,857,045	$2,857	$2,857,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (28.0%)
§@DFA Short Term Investment Fund	972,020,458	972,020,458	36.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $51,596,850 FNMA, rates ranging from 2.688%(r) to 3.518%(r), maturities ranging from 03/01/35 to 12/01/39, valued at $33,299,194) to be repurchased at $32,329,792	$32,329	32,329,314	1.3%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $41,740,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/34 to 01/01/36, valued at $21,692,600) to be repurchased at $21,059,846	21,059	21,059,495	0.8%

TOTAL SECURITIES LENDING COLLATERAL		1,025,409,267	38.9%

TOTAL INVESTMENTS — (100.0%) (Cost $3,368,526,526)		$3,662,934,725	138.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care	$111,136	—	—	$111,136
Real Estate Investment Trusts	2,634,557,322	—	—	2,634,557,322
Temporary Cash Investments	—	$2,857,000	—	2,857,000
Securities Lending Collateral	—	1,025,409,267	—	1,025,409,267

TOTAL	$2,634,668,458	$1,028,266,267	—	$3,662,934,725

See accompanying Notes to Financial Statements.

37

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.2%)
AUSTRALIA — (6.5%)
Australia & New Zealand Banking Group, Ltd.	329,752	$7,303,769	0.5%
BHP Billiton, Ltd.	297,885	10,889,557	0.7%
Commonwealth Bank of Australia NL	209,837	11,227,230	0.8%
National Australia Bank, Ltd.	295,463	7,548,751	0.5%
Westpac Banking Corp.	311,382	7,758,581	0.5%
Other Securities		69,918,664	4.6%

TOTAL AUSTRALIA		114,646,552	7.6%

AUSTRIA — (0.2%)
Other Securities		4,196,679	0.3%

BELGIUM — (0.6%)
Other Securities		10,965,622	0.7%

CANADA — (7.9%)
Bank of Nova Scotia	131,127	6,684,147	0.4%
Barrick Gold Corp.	127,100	5,542,951	0.4%
Canadian National Resources, Ltd.	72,000	5,544,950	0.4%
Royal Bank of Canada	184,968	11,214,982	0.7%
Suncor Energy, Inc.	211,107	7,221,863	0.5%
#Toronto Dominion Bank	115,015	8,548,565	0.6%
Other Securities		95,619,140	6.3%

TOTAL CANADA		140,376,598	9.3%

DENMARK — (0.8%)
Other Securities		14,481,820	1.0%

FINLAND — (0.8%)
Other Securities		14,151,449	0.9%

FRANCE — (7.3%)
BNP Paribas SA	127,630	8,766,425	0.6%
#GDF Suez	169,830	6,039,749	0.4%
Sanofi - Aventis SA	101,521	6,925,622	0.5%
Total SA	177,977	9,683,262	0.6%
Total SA Sponsored ADR	107,300	5,834,974	0.4%
Other Securities		92,783,592	6.1%

TOTAL FRANCE		130,033,624	8.6%

GERMANY — (5.7%)
#BASF SE	116,809	6,812,741	0.5%
#E.ON AG	195,801	7,241,521	0.5%
#Siemens AG Sponsored ADR	63,850	6,234,314	0.4%
Other Securities		80,405,763	5.3%

TOTAL GERMANY		100,694,339	6.7%

GREECE — (0.3%)
Other Securities		4,533,750	0.3%

HONG KONG — (1.6%)
Other Securities		29,204,157	1.9%

IRELAND — (0.2%)
Other Securities		3,502,720	0.2%

ITALY — (2.2%)
*UniCredit SpA	2,226,834	5,835,876	0.4%

38

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (Continued)
Other Securities		$34,087,490	2.2%

TOTAL ITALY		39,923,366	2.6%

JAPAN — (17.2%)
#Mitsubishi UFJ Financial Group, Inc. ADR	1,413,836	7,309,532	0.5%
Sumitomo Mitsui Financial Group, Inc.	180,640	5,974,098	0.4%
Toyota Motor Corp.	240,800	9,304,021	0.6%
#*Toyota Motor Corp. Sponsored ADR	78,634	6,061,895	0.4%
Other Securities		277,427,406	18.4%

TOTAL JAPAN		306,076,952	20.3%

NETHERLANDS — (2.1%)
Unilever NV	211,123	6,422,960	0.4%
Other Securities		30,744,099	2.1%

TOTAL NETHERLANDS		37,167,059	2.5%

NEW ZEALAND — (0.1%)
Other Securities		1,487,121	0.1%

NORWAY — (0.7%)
Other Securities		12,303,133	0.8%

PORTUGAL — (0.2%)
Other Securities		3,237,507	0.2%

SINGAPORE — (1.1%)
Other Securities		19,762,844	1.3%

SPAIN — (2.8%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	420,902	5,526,443	0.4%
#Banco Santander SA Sponsored ADR	735,840	9,080,266	0.6%
Telefonica SA Sponsored ADR	113,363	7,683,744	0.5%
Other Securities		27,412,843	1.8%

TOTAL SPAIN		49,703,296	3.3%

SWEDEN — (2.1%)
Other Securities		36,754,825	2.4%

SWITZERLAND — (5.8%)
Nestle SA	476,634	23,322,139	1.6%
Novartis AG	171,916	8,765,095	0.6%
#*Novartis AG ADR	116,900	5,944,365	0.4%
Roche Holding AG Genusschein	97,668	15,420,721	1.0%
*UBS AG	486,805	7,541,671	0.5%
Other Securities		42,390,302	2.8%

TOTAL SWITZERLAND		103,384,293	6.9%

UNITED KINGDOM — (16.0%)
*Anglo American P.L.C.	181,179	7,695,747	0.5%
AstraZeneca P.L.C.	128,255	5,667,185	0.4%
#Barclays P.L.C. Sponsored ADR	288,009	5,881,144	0.4%
BG Group P.L.C.	390,393	6,598,695	0.4%
BP P.L.C.	1,435,437	12,519,790	0.8%
#BP P.L.C. Sponsored ADR	196,119	10,227,606	0.7%
British American Tobacco P.L.C.	239,087	7,518,037	0.5%
GlaxoSmithKline P.L.C.	478,323	8,878,178	0.6%
HSBC Holdings P.L.C.	1,247,046	12,697,993	0.8%
#HSBC Holdings P.L.C. Sponsored ADR	211,359	10,756,060	0.7%
Rio Tinto P.L.C.	156,174	8,363,435	0.5%
Royal Dutch Shell P.L.C. ADR	302,761	18,371,537	1.2%

39

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. Series B	235,872	$7,111,214	0.5%
Standard Chartered P.L.C.	265,170	7,073,304	0.5%
Tesco P.L.C.	1,044,885	6,930,446	0.5%
Vodafone Group P.L.C.	3,802,048	8,420,177	0.6%
Vodafone Group P.L.C. Sponsored ADR	315,300	6,999,660	0.5%
Other Securities		133,254,811	8.8%

TOTAL UNITED KINGDOM		284,965,019	18.9%

TOTAL COMMON STOCKS		1,461,552,725	96.8%

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
Other Securities		22,261	0.0%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		6	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		18,321	0.0%

SPAIN — (0.0%)
Other Securities		3,939	0.0%

TOTAL RIGHTS/WARRANTS		22,266	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $10,210,000 FNMA 1.213%(v), 11/25/39, valued at $8,787,377) to be repurchased at $8,656,137	$8,656	8,656,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@DFA Short Term Investment Fund	300,952,934	300,952,934	20.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $6,674,696) to be repurchased at $6,589,444	$6,589	6,589,345	0.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $360,364 ) to be repurchased at $353,304	353	353,298	0.0%

TOTAL SECURITIES LENDING COLLATERAL		307,895,577	20.4%

40

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Value††	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,640,853,959)	$1,778,148,829	117.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,128,603	$107,517,949	—	$114,646,552
Austria	63,960	4,132,719	—	4,196,679
Belgium	1,450,779	9,514,843	—	10,965,622
Canada	140,376,598	—	—	140,376,598
Denmark	2,009,890	12,471,930	—	14,481,820
Finland	2,933,358	11,218,091	—	14,151,449
France	12,827,551	117,206,073	—	130,033,624
Germany	29,093,288	71,601,051	—	100,694,339
Greece	572,630	3,961,120	—	4,533,750
Hong Kong	—	29,204,157	—	29,204,157
Ireland	1,800,757	1,701,963	—	3,502,720
Italy	4,927,463	34,995,903	—	39,923,366
Japan	36,089,628	269,987,324	—	306,076,952
Netherlands	2,544,940	34,622,119	—	37,167,059
New Zealand	—	1,487,121	—	1,487,121
Norway	1,189,410	11,113,723	—	12,303,133
Portugal	—	3,237,507	—	3,237,507
Singapore	—	19,762,844	—	19,762,844
Spain	28,528,836	21,174,460	—	49,703,296
Sweden	709,670	36,045,155	—	36,754,825
Switzerland	13,293,145	90,091,148	—	103,384,293
United Kingdom	91,263,198	193,701,821	—	284,965,019
Preferred Stocks
Italy	—	22,261	—	22,261
Rights/Warrants
Belgium	6	—	—	6
Hong Kong	—	—	—	—
Norway	—	18,321	—	18,321
Spain	3,939	—	—	3,939
Temporary Cash Investments	—	8,656,000	—	8,656,000
Securities Lending Collateral	—	307,895,577	—	307,895,577

TOTAL	$376,807,649	$1,401,341,180	—	$1,778,148,829

See accompanying Notes to Financial Statements.

41

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (81.2%)
AUSTRALIA — (5.5%)
Australia & New Zealand Banking Group, Ltd.	642,628	$14,233,746	0.3%
Commonwealth Bank of Australia NL	254,892	13,637,877	0.3%
National Australia Bank, Ltd.	526,770	13,458,388	0.3%
Other Securities		250,498,952	5.8%

TOTAL AUSTRALIA		291,828,963	6.7%

AUSTRIA — (0.5%)
Other Securities		25,338,846	0.6%

BELGIUM — (0.9%)
Other Securities		48,385,150	1.1%

CANADA — (8.8%)
#Bank of Montreal	202,373	12,569,120	0.3%
Bank of Nova Scotia	172,301	8,782,975	0.2%
Manulife Financial Corp.	479,773	8,652,728	0.2%
#Royal Bank of Canada	162,793	9,870,467	0.2%
Suncor Energy, Inc.	402,417	13,766,480	0.3%
*Teck Resources, Ltd. Class B	337,587	13,266,857	0.3%
#Toronto Dominion Bank	235,160	17,478,421	0.4%
Other Securities		379,708,450	8.8%

TOTAL CANADA		464,095,498	10.7%

DENMARK — (0.8%)
Other Securities		43,845,845	1.0%

FINLAND — (1.3%)
Other Securities		69,158,632	1.6%

FRANCE — (6.5%)
#AXA SA Sponsored ADR	468,270	8,972,053	0.2%
BNP Paribas SA	290,778	19,972,448	0.5%
Compagnie de Saint-Gobain SA	210,251	10,379,145	0.2%
#GDF Suez SA	332,503	11,824,970	0.3%
#Sanofi-Aventis SA ADR	456,795	15,581,277	0.4%
#Schneider Electric SA	86,442	9,813,640	0.2%
Societe Generale Paris SA	176,450	9,422,307	0.2%
Vivendi SA	334,035	8,762,563	0.2%
Other Securities		245,663,662	5.7%

TOTAL FRANCE		340,392,065	7.9%

GERMANY — (4.9%)
#Allianz SE Sponsored ADR	984,886	11,168,607	0.3%
Daimler AG	232,487	11,897,575	0.3%
#Deutsche Bank AG	142,718	9,961,401	0.2%
#Siemens AG Sponsored ADR	125,474	12,251,281	0.3%
Other Securities		213,643,160	4.9%

TOTAL GERMANY		258,922,024	6.0%

GREECE — (0.6%)
Other Securities		30,067,210	0.7%

HONG KONG — (1.9%)
Other Securities		98,495,785	2.3%

IRELAND — (0.6%)
Other Securities		29,430,282	0.7%

42

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.3%)
*UniCredit SpA	5,172,078	$13,554,492	0.3%
Other Securities		106,510,916	2.5%

TOTAL ITALY		120,065,408	2.8%

JAPAN — (16.4%)
Honda Motor Co., Ltd. Sponsored ADR	409,732	13,844,844	0.3%
#Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,552,490	0.2%
Sony Corp. Sponsored ADR	306,800	10,498,696	0.3%
Sumitomo Mitsui Financial Group, Inc.	274,800	9,088,143	0.2%
#*Toyota Motor Corp. Sponsored ADR	273,869	21,112,561	0.5%
Other Securities		803,181,473	18.6%

TOTAL JAPAN		867,278,207	20.1%

NETHERLANDS — (2.3%)
#*ING Groep NV Sponsored ADR	1,565,969	13,890,145	0.3%
Other Securities		107,240,066	2.5%

TOTAL NETHERLANDS		121,130,211	2.8%

NEW ZEALAND — (0.2%)
Other Securities		10,875,569	0.2%

NORWAY — (0.9%)
Other Securities		46,568,721	1.1%

PORTUGAL — (0.3%)
Other Securities		16,823,418	0.4%

SINGAPORE — (1.3%)
Other Securities		69,452,992	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		83,333	0.0%

SPAIN — (2.0%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	11,270,569	0.3%
#Banco Santander SA Sponsored ADR	2,151,591	26,550,633	0.6%
Other Securities		66,749,044	1.5%

TOTAL SPAIN		104,570,246	2.4%

SWEDEN — (2.1%)
Nordea Bank AB	910,765	8,885,635	0.2%
Other Securities		103,409,348	2.4%

TOTAL SWEDEN		112,294,983	2.6%

SWITZERLAND — (5.0%)
Credit Suisse Group AG Sponsored ADR	405,680	18,539,576	0.4%
#*Holcim, Ltd. AG	196,366	14,632,924	0.4%
Nestle SA	546,164	26,724,306	0.6%
#*Novartis AG ADR	446,694	22,714,390	0.5%
Roche Holding AG Genusschein	82,873	13,084,751	0.3%
Zurich Financial Services AG	61,540	13,643,100	0.3%
Other Securities		153,707,810	3.6%

TOTAL SWITZERLAND		263,046,857	6.1%

UNITED KINGDOM — (16.1%)
*Anglo American P.L.C.	536,326	22,780,947	0.5%
Barclays P.L.C. Sponsored ADR	967,457	19,755,472	0.4%
#BP P.L.C. Sponsored ADR	717,376	37,411,158	0.9%
#HSBC Holdings P.L.C. Sponsored ADR	1,176,187	59,856,156	1.4%
*Lloyds Banking Group P.L.C.	8,826,528	8,830,921	0.2%

43

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
#Pearson P.L.C. Sponsored ADR	607,283	$9,698,310	0.2%
Royal Dutch Shell P.L.C. ADR	1,028,172	62,389,477	1.4%
SABmiller P.L.C.	396,880	12,442,262	0.3%
Standard Chartered P.L.C.	823,253	21,959,947	0.5%
Tesco P.L.C.	1,793,199	11,893,816	0.3%
Vodafone Group P.L.C. Sponsored ADR	1,705,931	37,871,668	0.9%
*Xstrata P.L.C.	782,713	12,880,937	0.3%
Other Securities		531,287,117	12.3%

TOTAL UNITED KINGDOM		849,058,188	19.6%

TOTAL COMMON STOCKS		4,281,208,433	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		140,204	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		406	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

BELGIUM — (0.0%)
Other Securities		24	0.0%

FRANCE — (0.0%)
Other Securities		16,271	0.0%

HONG KONG — (0.0%)
Other Securities		24,314	0.0%

ITALY — (0.0%)
Other Securities		759	0.0%

NORWAY — (0.0%)
Other Securities		25,268	0.0%

SPAIN — (0.0%)
Other Securities		12,509	0.0%

SWEDEN — (0.0%)
Other Securities		9,209	0.0%

SWITZERLAND — (0.0%)
Other Securities		6,231	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		1,545	0.0%

TOTAL RIGHTS/WARRANTS		96,536	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $22,805,000 FNMA 4.00%, 12/15/38, valued at $23,745,706) to be repurchased at $23,394,370	$23,394	23,394,000	0.6%

44

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	968,507,432	$968,507,432	22.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $555,384) to be repurchased at $544,503	$544	544,494	0.0%

TOTAL SECURITIES LENDING COLLATERAL		969,051,926	22.4%

TOTAL INVESTMENTS — (100.0%) (Cost $5,422,065,184)		$5,273,891,099	122.0%

45

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,056,587	$273,772,376	—	$291,828,963
Austria	111,930	25,226,916	—	25,338,846
Belgium	5,424,580	42,960,570	—	48,385,150
Canada	464,095,048	450	—	464,095,498
Denmark	2,113,186	41,732,659	—	43,845,845
Finland	4,743,219	64,415,413	—	69,158,632
France	57,104,659	283,287,406	—	340,392,065
Germany	57,274,626	201,647,398	—	258,922,024
Greece	5,310,121	24,757,089	—	30,067,210
Hong Kong	761,019	97,734,766	—	98,495,785
Ireland	11,524,169	17,906,113	—	29,430,282
Italy	11,855,374	108,210,034	—	120,065,408
Japan	95,283,902	771,994,305	—	867,278,207
Netherlands	30,742,133	90,388,078	—	121,130,211
New Zealand	410,582	10,464,987	—	10,875,569
Norway	1,982,602	44,586,119	—	46,568,721
Portugal	259,150	16,564,268	—	16,823,418
Singapore	14,230	69,438,762	—	69,452,992
South Africa	83,333	—	—	83,333
Spain	50,667,567	53,902,679	—	104,570,246
Sweden	8,659,927	103,635,056	—	112,294,983
Switzerland	56,509,787	206,537,070	—	263,046,857
United Kingdom	308,830,626	540,227,562	—	849,058,188
Preferred Stocks
Australia	—	140,204	—	140,204
Rights/Warrants
Australia	—	406	—	406
Austria	—	—	—	—
Belgium	24	—	—	24
France	16,271	—	—	16,271
Hong Kong	8,426	15,888	—	24,314
Italy	759	—	—	759
Norway	—	25,268	—	25,268
Spain	12,509	—	—	12,509
Sweden	—	9,209	—	9,209
Switzerland	6,231	—	—	6,231
United Kingdom	—	1,545	—	1,545
Temporary Cash Investments	—	23,394,000	—	23,394,000
Securities Lending Collateral	—	969,051,926	—	969,051,926

TOTAL	$1,191,862,577	$4,082,028,522	—	$5,273,891,099

See accompanying Notes to Financial Statements.

46

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,667,342,155
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,124,268,013
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	837,447,548
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	698,022,767
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	505,555,734

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,492,857,408)	$4,832,636,217

	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,885,000 FNMA 1.213%(v), 11/25/39, valued at $17,974,963) to be repurchased at $17,706,280 (Cost $17,706,000)	$17,706	17,706,000

TOTAL INVESTMENTS - (100.0%) (Cost $4,510,563,408)		$4,850,342,217

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,832,636,217	—	—	$4,832,636,217
Temporary Cash Investments	—	$17,706,000	—	17,706,000

TOTAL	$4,832,636,217	$17,706,000	—	$4,850,342,217

See accompanying Notes to Financial Statements.

47

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$122,201,006

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $192,346,671)	$122,201,006

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$122,201,006	—	—	$122,201,006

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$117,639,151

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $98,962,981)	$117,639,151

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$117,639,151	—	—	$117,639,151

See accompanying Notes to Financial Statements.

48

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$30,035,602

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $29,235,649)	$30,035,602

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$30,035,602	—	—	$30,035,602

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$114,722,046

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $110,895,019)	$114,722,046

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$114,722,046	—	—	$114,722,046

See accompanying Notes to Financial Statements.

49

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
AUSTRALIA — (23.9%)
#CFS Retail Property Trust	8,244,035	$14,536,858	1.7%
Charter Hall Office REIT	20,635,474	5,653,159	0.7%
Commonwealth Property Office Fund	8,386,613	7,149,081	0.9%
#Dexus Property Group	22,068,382	16,367,771	2.0%
Goodman Group	26,951,033	17,520,458	2.1%
GPT Group	41,073,798	21,947,127	2.7%
#ING Industrial Fund	9,847,597	3,896,292	0.5%
ING Office Fund	11,448,968	6,425,538	0.8%
Stockland Trust Group	10,688,359	38,962,138	4.7%
Westfield Group	6,397,056	75,558,255	9.2%
Other Securities		17,637,540	2.1%

TOTAL AUSTRALIA		225,654,217	27.4%

BELGIUM — (1.4%)
Befimmo SCA	54,310	4,149,444	0.5%
#Cofinimmo SA	41,164	5,663,641	0.7%
Other Securities		3,871,092	0.5%

TOTAL BELGIUM		13,684,177	1.7%

CANADA — (5.3%)
#Boardwalk REIT	99,566	4,018,710	0.5%
#Canadian REIT	139,393	3,931,492	0.5%
#H&R REIT	514,146	8,806,990	1.1%
#Riocan REIT	523,568	9,999,231	1.2%
Other Securities		23,262,660	2.8%

TOTAL CANADA		50,019,083	6.1%

CHINA — (0.2%)
Other Securities		1,887,414	0.2%

FRANCE — (13.2%)
#Fonciere des Regions SA	109,029	11,282,142	1.4%
*Gecina SA	82,372	8,468,753	1.0%
#Icade SA	92,928	9,032,845	1.1%
#Klepierre SA	436,930	15,056,790	1.8%
Mercialys SA	115,470	3,875,762	0.5%
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	7,169,165	0.9%
Unibail-Rodamco SE	343,545	64,930,205	7.9%
Other Securities		5,015,785	0.6%

TOTAL FRANCE		124,831,447	15.2%

GERMANY — (0.1%)
Other Securities		958,638	0.1%

GREECE — (0.0%)
Other Securities		278,948	0.0%

HONG KONG — (3.3%)
#Champion REIT	10,184,658	4,736,738	0.6%
Link REIT (The)	9,542,543	23,532,677	2.9%
Other Securities		2,724,286	0.3%

TOTAL HONG KONG		30,993,701	3.8%

ITALY — (0.1%)
Other Securities		831,515	0.1%

50

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (12.2%)
*Advance Residence Investment Corp.	2,747	$3,918,646	0.5%
#Frontier Real Estate Investment Corp.	555	4,271,087	0.5%
Japan Logistics Fund, Inc.	536	4,286,991	0.5%
Japan Prime Realty Investment Corp.	2,401	5,722,641	0.7%
#Japan Real Estate Investment Corp.	1,894	15,795,381	1.9%
Japan Retail Fund Investment	5,853	7,877,519	1.0%
Nippon Building Fund, Inc.	2,148	18,017,741	2.2%
Nomura Real Estate Office Fund, Inc.	1,141	6,423,864	0.8%
Orix Jreit, Inc.	1,025	5,015,212	0.6%
#United Urban Investment Corp.	765	4,976,815	0.6%
Other Securities		39,449,147	4.8%

TOTAL JAPAN		115,755,044	14.1%

MALAYSIA — (0.1%)
Other Securities		636,415	0.1%

NETHERLANDS — (3.5%)
#Corio NV	228,188	13,201,283	1.6%
Eurocommercial Properties NV	112,685	4,224,909	0.5%
Wereldhave NV	90,120	7,535,179	0.9%
Other Securities		8,111,253	1.0%

TOTAL NETHERLANDS		33,072,624	4.0%

NEW ZEALAND — (0.8%)
Other Securities		7,803,181	0.9%

SINGAPORE — (5.7%)
#Ascendas REIT	6,256,000	8,734,248	1.1%
#CapitaCommercial Trust	8,208,000	7,178,045	0.9%
CapitaMall Trust	9,580,300	13,513,327	1.6%
#Suntec REIT	6,015,000	6,053,541	0.7%
Other Securities		18,204,654	2.2%

TOTAL SINGAPORE		53,683,815	6.5%

SOUTH AFRICA — (1.3%)
Other Securities		12,028,474	1.5%

TAIWAN — (0.5%)
Other Securities		4,305,180	0.5%

TURKEY — (0.3%)
Other Securities		2,753,798	0.3%

UNITED KINGDOM — (13.4%)
British Land Co. P.L.C.	3,283,041	23,314,012	2.8%
Derwent London P.L.C.	487,068	10,733,570	1.3%
Great Portland Estates P.L.C.	1,223,426	5,856,524	0.7%
Hammerson P.L.C.	2,677,222	15,628,174	1.9%
Land Securities Group P.L.C.	3,168,728	31,688,883	3.9%
Liberty International P.L.C.	1,959,346	14,610,694	1.8%
Segro P.L.C.	2,944,062	13,896,875	1.7%
Shaftesbury P.L.C.	948,497	5,644,575	0.7%
Other Securities		5,852,598	0.7%

TOTAL UNITED KINGDOM		127,225,905	15.5%

TOTAL COMMON STOCKS		806,403,576	98.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Securities		77,323	0.0%

51

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,005,000 FNMA 1.213%(v), 11/25/39, valued at $2,586,295) to be repurchased at $2,544,040	$2,544	$2,544,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
§@DFA Short Term Investment Fund	134,696,061	134,696,061	16.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,052,296) to be repurchased at $2,026,083	$2,026	2,026,053	0.2%

TOTAL SECURITIES LENDING COLLATERAL		136,722,114	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $1,130,522,057)		$945,747,013	114.9%

52

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$199,833	$225,454,384	—	$225,654,217
Belgium	—	13,684,177	—	13,684,177
Canada	50,019,083	—	—	50,019,083
China	783,478	1,103,936	—	1,887,414
France	—	124,831,447	—	124,831,447
Germany	—	958,638	—	958,638
Greece	—	278,948	—	278,948
Hong Kong	—	30,993,701	—	30,993,701
Italy	—	831,515	—	831,515
Japan	3,918,646	111,836,398	—	115,755,044
Malaysia	271,472	364,943	—	636,415
Netherlands	—	33,072,624	—	33,072,624
New Zealand	—	7,803,181	—	7,803,181
Singapore	1,066,336	52,617,479	—	53,683,815
South Africa	2,130,581	9,897,893	—	12,028,474
Taiwan	—	4,305,180	—	4,305,180
Turkey	—	2,753,798	—	2,753,798
United Kingdom	—	127,225,905	—	127,225,905
Rights/Warrants
France	77,323	—	—	77,323
Temporary Cash Investments	—	2,544,000	—	2,544,000
Securities Lending Collateral	—	136,722,114	—	136,722,114

TOTAL	$58,466,752	$887,280,261	—	$945,747,013

See accompanying Notes to Financial Statements.

53

DFA GLOBAL REAL ESATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†

AFFILIATED INVESTMENT COMPANIES — (99.7%)

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	17,082,806	$345,755,994

Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	54,188,889	263,358,001

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $509,111,785)		609,113,995

TEMPORARY CASH INVESTMENTS — (0.3%)

BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares (Cost $1,777,000)	1,777,000	1,777,000

TOTAL INVESTMENTS - (100.0%) (Cost $510,888,785)		$610,890,995

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$609,113,995	—	—	$609,113,995
Temporary Cash Investments	1,777,000	—	—	1,777,000

TOTAL	$610,890,995	—	—	$610,890,995

54

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRALIA — (6.7%)
Goodman Fielder, Ltd.	19,890,594	$26,699,018	0.4%
#*Iluka Resources, Ltd.	6,767,030	28,815,665	0.4%
*Pacific Brands, Ltd.	29,002,108	31,673,011	0.4%
Other Securities		480,259,420	6.3%

TOTAL AUSTRALIA		567,447,114	7.5%

AUSTRIA — (1.0%)
#*Wienerberger AG	1,882,920	35,003,545	0.4%
Other Securities		51,102,784	0.7%

TOTAL AUSTRIA		86,106,329	1.1%

BELGIUM — (1.3%)
Other Securities		110,303,094	1.5%

CANADA — (9.3%)
*Celestica, Inc.	4,081,842	40,263,887	0.5%
Dorel Industries, Inc. Class B	842,000	29,815,653	0.4%
Groupe Aeroplan, Inc.	2,873,505	31,399,789	0.4%
*HudBay Minerals, Inc.	1,963,988	24,980,040	0.3%
#Laurentian Bank of Canada	689,000	29,925,852	0.4%
*Lundin Mining Corp.	6,435,486	30,346,503	0.4%
#*MDS, Inc.	2,954,471	26,409,329	0.4%
#*New Gold, Inc.	6,380,120	37,371,248	0.5%
*RONA, Inc.	2,225,426	38,010,574	0.5%
Sherritt International Corp.	5,573,711	43,347,428	0.6%
Other Securities		455,811,533	6.0%

TOTAL CANADA		787,681,836	10.4%

DENMARK — (0.5%)
Other Securities		45,872,427	0.6%

FINLAND — (2.9%)
#Outokumpu Oyj	2,864,481	60,242,339	0.8%
#Pohjola Bank P.L.C.	3,363,010	36,730,623	0.5%
Other Securities		145,178,167	1.9%

TOTAL FINLAND		242,151,129	3.2%

FRANCE — (5.8%)
Arkema SA	1,028,400	42,901,764	0.6%
#*Atos Origin SA	737,326	37,361,997	0.5%
Havas SA	8,111,619	43,445,214	0.6%
#Nexans SA	593,945	46,821,109	0.6%
*Valeo SA	1,385,088	46,328,306	0.6%
Other Securities		274,240,825	3.6%

TOTAL FRANCE		491,099,215	6.5%

GERMANY — (5.5%)
#Aurubis AG	1,148,031	58,134,202	0.8%
Bilfinger Berger AG	956,696	63,447,927	0.8%
Lanxess AG	1,049,103	49,543,537	0.7%
Rheinmetall AG	482,624	33,594,660	0.4%
Other Securities		257,052,117	3.4%

TOTAL GERMANY		461,772,443	6.1%

GREECE — (0.5%)
Other Securities		41,206,973	0.6%

55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (2.7%)
Other Securities		$229,223,651	3.0%

IRELAND — (0.6%)
Other Securities		54,093,053	0.7%

ITALY — (3.3%)
Banca Popolare di Milano Scarl	10,151,010	57,090,430	0.8%
*Pirelli & Co. SpA	67,386,003	38,771,760	0.5%
Other Securities		185,647,860	2.4%

TOTAL ITALY		281,510,050	3.7%

JAPAN — (19.6%)
#Leopalace21 Corp.	4,105,115	25,521,161	0.3%
Other Securities		1,633,626,420	21.6%

TOTAL JAPAN		1,659,147,581	21.9%

MALAYSIA — (0.0%)
Other Securities		3,469	0.0%

NETHERLANDS — (1.6%)
Nutreco Holding NV	718,204	44,935,754	0.6%
Other Securities		87,046,787	1.1%

TOTAL NETHERLANDS		131,982,541	1.7%

NEW ZEALAND — (0.4%)
Other Securities		31,124,883	0.4%

NORWAY — (1.4%)
*Sevan Marine ASA	17,137,386	24,809,288	0.3%
Other Securities		95,034,349	1.3%

TOTAL NORWAY		119,843,637	1.6%

PORTUGAL — (0.2%)
Other Securities		13,614,946	0.2%

SINGAPORE — (1.5%)
Other Securities		129,199,807	1.7%

SPAIN — (1.2%)
#Ebro Puleva SA	1,417,872	26,403,602	0.4%
Other Securities		78,368,639	1.0%

TOTAL SPAIN		104,772,241	1.4%

SWEDEN — (3.0%)
#Boliden AB	4,986,751	68,610,132	0.9%
#*Trelleborg AB Series B	6,681,684	48,341,757	0.7%
Other Securities		138,189,622	1.8%

TOTAL SWEDEN		255,141,511	3.4%

SWITZERLAND — (4.2%)
*Clariant AG	4,668,293	64,409,347	0.9%
Helvetia Holding AG	88,673	27,095,001	0.4%
Other Securities		260,963,692	3.4%

TOTAL SWITZERLAND		352,468,040	4.7%

UNITED KINGDOM — (15.3%)
Amlin P.L.C.	9,708,370	55,547,501	0.7%
Bellway P.L.C.	3,481,205	39,965,187	0.5%
*Bovis Homes Group P.L.C.	4,184,856	27,151,954	0.4%

56

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Brit Insurance Holdings NV	2,794,855	$33,875,491	0.4%
Catlin Group, Ltd. P.L.C.	8,508,243	45,763,916	0.6%
*Cookson Group P.L.C.	3,902,119	33,441,504	0.4%
DS Smith P.L.C.	12,895,987	26,473,170	0.4%
Greene King P.L.C.	5,267,643	36,556,672	0.5%
Hiscox, Ltd. P.L.C.	10,648,017	54,209,710	0.7%
Meggitt P.L.C.	13,218,834	62,899,404	0.8%
Millennium & Copthorne Hotels P.L.C.	5,069,910	36,539,871	0.5%
Mondi P.L.C.	7,958,099	53,718,798	0.7%
*Persimmon P.L.C.	6,879,478	50,023,182	0.7%
Tomkins P.L.C.	13,336,659	50,454,191	0.7%
*Travis Perkins P.L.C.	3,885,994	50,189,471	0.7%
Other Securities		638,435,493	8.4%

TOTAL UNITED KINGDOM		1,295,245,515	17.1%

TOTAL COMMON STOCKS		7,491,011,485	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,358,744	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

CANADA — (0.0%)
Other Securities		131,902	0.0%

FRANCE — (0.0%)
Other Securities		2,006,196	0.0%

HONG KONG — (0.0%)
Other Securities		780,944	0.0%

ITALY — (0.0%)
Other Securities		45,238	0.0%

SWEDEN — (0.0%)
Other Securities		47,551	0.0%

SWITZERLAND — (0.0%)
Other Securities		75,513	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		3,087,344	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $44,560,000 FNMA 4.00%, 12/15/38, valued at $46,398,100) to be repurchased at $45,712,724	$45,712	45,712,000	0.6%

57

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.9%)
§@DFA Short Term Investment Fund	918,056,137	$918,056,137	12.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $65,581) to be repurchased at $64,296	$64	64,295	0.0%

TOTAL SECURITIES LENDING COLLATERAL		918,120,432	12.1%

TOTAL INVESTMENTS — (100.0%) (Cost $8,664,708,918)		$8,461,290,005	111.8%

58

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,942,775	$554,504,339	—	$567,447,114
Austria	83,838	86,022,491	—	86,106,329
Belgium	32,953	110,270,141	—	110,303,094
Canada	787,681,836	—	—	787,681,836
Denmark	77,940	45,794,487	—	45,872,427
Finland	9,258,615	232,892,514	—	242,151,129
France	658,635	490,440,580	—	491,099,215
Germany	73,240	461,699,203	—	461,772,443
Greece	—	41,206,973	—	41,206,973
Hong Kong	1,195,495	228,028,156	—	229,223,651
Ireland	—	54,093,053	—	54,093,053
Italy	—	281,510,050	—	281,510,050
Japan	9,648,565	1,649,499,016	—	1,659,147,581
Malaysia	—	3,469	—	3,469
Netherlands	—	131,982,541	—	131,982,541
New Zealand	30,379	31,094,504	—	31,124,883
Norway	—	119,843,637	—	119,843,637
Portugal	—	13,614,946	—	13,614,946
Singapore	112,199	129,087,608	—	129,199,807
Spain	—	104,772,241	—	104,772,241
Sweden	1,102,990	254,038,521	—	255,141,511
Switzerland	800,074	351,667,966	—	352,468,040
United Kingdom	11,989,062	1,283,256,453	—	1,295,245,515
Preferred Stocks
Australia	—	3,358,744	—	3,358,744
Rights/Warrants
Australia	—	—	—	—
Canada	131,902	—	—	131,902
France	2,006,196	—	—	2,006,196
Hong Kong	133,105	647,839	—	780,944
Italy	45,238	—	—	45,238
Sweden	47,551	—	—	47,551
Switzerland	75,513	—	—	75,513
United Kingdom	—	—	—	—
Temporary Cash Investments	—	45,712,000	—	45,712,000
Securities Lending Collateral	—	918,120,432	—	918,120,432

TOTAL	$838,128,101	$7,623,161,904	—	$8,461,290,005

See accompanying Notes to Financial Statements.

59

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (83.5%)
AUSTRALIA — (5.7%)
Amcor, Ltd.	98,578	$596,572	0.2%
Australia & New Zealand Banking Group, Ltd.	29,839	660,912	0.2%
Macquarie Group, Ltd.	13,345	608,532	0.2%
Other Securities		19,584,619	6.0%

TOTAL AUSTRALIA		21,450,635	6.6%

AUSTRIA — (0.6%)
Voestalpine AG	16,154	600,876	0.2%
Other Securities		1,839,045	0.6%

TOTAL AUSTRIA		2,439,921	0.8%

BELGIUM — (1.1%)
Other Securities		4,090,716	1.3%

CANADA — (9.7%)
#Bank of Montreal	20,300	1,260,806	0.4%
*Magna International, Inc. Class A	9,280	610,262	0.2%
Sun Life Financial, Inc.	19,778	581,580	0.2%
Suncor Energy, Inc.	29,572	1,011,627	0.3%
Talisman Energy, Inc.	45,748	778,680	0.2%
*Teck Resources, Ltd. Class B	33,100	1,300,799	0.4%
#Toronto Dominion Bank	11,000	817,582	0.2%
Other Securities		30,065,596	9.2%

TOTAL CANADA		36,426,932	11.1%

DENMARK — (0.9%)
Other Securities		3,611,328	1.1%

FINLAND — (1.6%)
UPM-Kymmene Oyj	49,028	703,595	0.2%
Other Securities		5,309,881	1.6%

TOTAL FINLAND		6,013,476	1.8%

FRANCE — (5.7%)
BNP Paribas SA	14,324	983,862	0.3%
Compagnie de Saint-Gobain SA	15,834	781,653	0.2%
Compagnie Generale des Establissements Michelin SA Series B	8,950	648,378	0.2%
Lafarge SA	8,284	600,609	0.2%
Other Securities		18,328,643	5.6%

TOTAL FRANCE		21,343,145	6.5%

GERMANY — (4.4%)
Deutsche Bank AG	20,528	1,409,863	0.4%
#E.ON AG	18,237	674,479	0.2%
#*Infineon Technologies AG ADR	88,444	619,108	0.2%
Other Securities		13,910,977	4.3%

TOTAL GERMANY		16,614,427	5.1%

GREECE — (0.7%)
Other Securities		2,752,551	0.9%

HONG KONG — (2.2%)
Other Securities		8,312,715	2.6%

IRELAND — (0.8%)
Other Securities		2,874,655	0.9%

60

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.4%)
Other Securities		$8,906,495	2.7%

JAPAN — (17.5%)
*Toyota Motor Corp. Sponsored ADR	7,600	585,884	0.2%
Other Securities		65,238,742	19.9%

TOTAL JAPAN		65,824,626	20.1%

NETHERLANDS — (2.4%)
#*ING Groep NV Sponsored ADR	72,426	642,419	0.2%
Koninklijke Philips Electronics NV	22,955	770,810	0.2%
Other Securities		7,471,457	2.3%

TOTAL NETHERLANDS		8,884,686	2.7%

NEW ZEALAND — (0.3%)
Other Securities		1,138,234	0.4%

NORWAY — (1.2%)
#*DnB NOR ASA Series A	53,292	630,717	0.2%
Other Securities		3,895,717	1.2%

TOTAL NORWAY		4,526,434	1.4%

PORTUGAL — (0.4%)
Other Securities		1,397,553	0.4%

SINGAPORE — (1.4%)
Other Securities		5,333,894	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		79,104	0.0%

SPAIN — (1.8%)
#Banco Santander SA	71,865	913,790	0.3%
#Banco Santander SA Sponsored ADR	49,963	616,543	0.2%
Other Securities		5,397,590	1.6%

TOTAL SPAIN		6,927,923	2.1%

SWEDEN — (2.2%)
Other Securities		8,220,985	2.5%

SWITZERLAND — (4.8%)
Credit Suisse Group AG	13,655	626,734	0.2%
*Holcim, Ltd. AG	21,970	1,637,174	0.5%
#Swatch Group AG	2,763	809,459	0.3%
*Swiss Reinsurance Co., Ltd. AG	23,898	1,036,419	0.3%
*UBS AG	52,017	805,857	0.2%
Zurich Financial Services AG	6,455	1,431,040	0.4%
Other Securities		11,654,051	3.6%

TOTAL SWITZERLAND		18,000,734	5.5%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	48,414	2,056,430	0.6%
Aviva P.L.C.	128,562	679,629	0.2%
Barclays P.L.C.	140,947	724,929	0.2%
BP P.L.C. Sponsored ADR	18,084	943,081	0.3%
#HSBC Holdings P.L.C. Sponsored ADR	41,857	2,130,103	0.7%
International Power P.L.C.	155,255	785,855	0.2%
Kingfisher P.L.C.	232,192	884,909	0.3%
Legal & General Group P.L.C.	594,171	772,624	0.2%
*Lloyds Banking Group P.L.C.	637,217	637,534	0.2%
Man Group P.L.C.	175,697	648,628	0.2%

61

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
*Old Mutual P.L.C.	499,092	$880,837	0.3%
Prudential P.L.C.	68,348	600,057	0.2%
Royal Dutch Shell P.L.C. ADR	36,727	2,228,594	0.7%
RSA Insurance Group P.L.C.	351,201	650,031	0.2%
Standard Chartered P.L.C.	26,514	707,250	0.2%
Standard Life P.L.C.	228,627	695,547	0.2%
#Vodafone Group P.L.C. Sponsored ADR	74,937	1,663,601	0.5%
*Wolseley P.L.C.	25,895	646,727	0.2%
*Xstrata P.L.C.	91,577	1,507,063	0.5%
Other Securities		39,359,204	12.0%

TOTAL UNITED KINGDOM		59,202,633	18.1%

TOTAL COMMON STOCKS		314,373,802	96.2%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		56,697	0.0%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		870	0.0%

NORWAY — (0.0%)
Other Securities		3,850	0.0%

SPAIN — (0.0%)
Other Securities		661	0.0%

SWITZERLAND — (0.0%)
Other Securities		1,360	0.0%

TOTAL RIGHTS/WARRANTS		6,741	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,020,000 FHLMC 5.00%, 10/15/24, valued at $1,095,225) to be repurchased at $1,076,017	$1,076	1,076,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.2%)
§@DFA Short Term Investment Fund	55,071,396	55,071,396	16.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $1,959) to be repurchased at $1,934	$2	1,934	0.0%

62

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $6,154,937) to be repurchased at $6,034,348	$6,034	$6,034,252	1.9%

TOTAL SECURITIES LENDING COLLATERAL		61,107,582	18.7%

TOTAL INVESTMENTS — (100.0%) (Cost $304,365,313)		$376,620,822	115.2%

63

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$465,553	$20,985,082	—	$21,450,635
Austria	—	2,439,921	—	2,439,921
Belgium	281,418	3,809,298	—	4,090,716
Canada	36,426,932	—	—	36,426,932
Denmark	17,869	3,593,459	—	3,611,328
Finland	41,384	5,972,092	—	6,013,476
France	1,305,710	20,037,435	—	21,343,145
Germany	3,178,895	13,435,532	—	16,614,427
Greece	203,067	2,549,484	—	2,752,551
Hong Kong	14,110	8,298,605	—	8,312,715
Ireland	600,805	2,273,850	—	2,874,655
Italy	610,178	8,296,317	—	8,906,495
Japan	3,628,046	62,196,580	—	65,824,626
Netherlands	2,238,429	6,646,257	—	8,884,686
New Zealand	10,179	1,128,055	—	1,138,234
Norway	44,166	4,482,268	—	4,526,434
Portugal	—	1,397,553	—	1,397,553
Singapore	—	5,333,894	—	5,333,894
South Africa	79,104	—	—	79,104
Spain	2,248,069	4,679,854	—	6,927,923
Sweden	310,078	7,910,907	—	8,220,985
Switzerland	1,604,915	16,395,819	—	18,000,734
United Kingdom	8,882,259	50,320,374	—	59,202,633
Preferred Stocks
Australia	—	56,697	—	56,697
Rights/Warrants
Hong Kong	870	—	—	870
Norway	—	3,850	—	3,850
Spain	661	—	—	661
Switzerland	1,360	—	—	1,360
Temporary Cash Investments	—	1,076,000	—	1,076,000
Securities Lending Collateral	—	61,107,582	—	61,107,582

TOTAL	$62,194,057	$314,426,765	—	$376,620,822

See accompanying Notes to Financial Statements.

64

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,131,251,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,018,192,914)	$2,131,251,378

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,131,251,378	—	—	$2,131,251,378

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,403,317,270

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $991,218,120)	$1,403,317,270

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,403,317,270	—	—	$1,403,317,270

See accompanying Notes to Financial Statements.

65

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
BRAZIL — (4.9%)
Petroleo Brasileiro SA ADR	462,510	$19,624,299	0.6%
#*Vale SA Sponsored ADR	708,190	21,691,860	0.7%
Other Securities		135,266,718	4.1%

TOTAL BRAZIL		176,582,877	5.4%

CHILE — (2.1%)
Other Securities		73,466,908	2.2%

CHINA — (11.2%)
Bank of China, Ltd.	27,871,000	14,347,577	0.4%
China Construction Bank Corp.	20,169,000	16,404,205	0.5%
#China Life Insurance Co., Ltd. ADR	159,456	10,777,631	0.3%
China Mobile, Ltd. Sponsored ADR	502,001	24,547,849	0.7%
#CNOOC, Ltd. ADR	116,476	20,490,458	0.6%
Industrial & Commercial Bank of China, Ltd.	22,679,000	16,529,532	0.5%
PetroChina Co., Ltd. ADR	129,733	14,936,160	0.5%
Other Securities		284,562,439	8.7%

TOTAL CHINA		402,595,851	12.2%

CZECH REPUBLIC — (0.5%)
Other Securities		18,561,095	0.6%

HUNGARY — (1.0%)
*MOL Hungarian Oil & Gas NYRT	83,994	8,505,177	0.3%
#*OTP Bank NYRT	488,536	17,172,758	0.5%
Other Securities		8,352,305	0.2%

TOTAL HUNGARY		34,030,240	1.0%

INDIA — (11.4%)
ICICI Bank, Ltd. Sponsored ADR	396,338	16,852,292	0.5%
Infosys Technologies, Ltd.	225,217	13,736,383	0.4%
Reliance Industries, Ltd.	1,381,092	31,903,508	1.0%
Other Securities		347,414,718	10.6%

TOTAL INDIA		409,906,901	12.5%

INDONESIA — (3.0%)
PT Astra International Tbk	2,085,000	10,774,369	0.3%
PT Bumi Resources Tbk	30,519,500	7,832,528	0.3%
Other Securities		89,035,816	2.7%

TOTAL INDONESIA		107,642,713	3.3%

ISRAEL — (1.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	310,616	18,242,478	0.6%
Other Securities		43,241,889	1.3%

TOTAL ISRAEL		61,484,367	1.9%

MALAYSIA — (3.6%)
Malayan Banking Berhad	3,348,300	7,994,244	0.3%
Other Securities		122,413,796	3.7%

TOTAL MALAYSIA		130,408,040	4.0%

MEXICO — (4.7%)
America Movil S.A.B. de C.V. Series L ADR	359,075	18,485,181	0.6%
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	13,851,842	0.4%
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	221,040	10,461,823	0.3%
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	10,438,157	0.3%

66

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	$13,194,754	0.4%
Other Securities		103,456,625	3.2%

TOTAL MEXICO		169,888,382	5.2%

PHILIPPINES — (0.7%)
Other Securities		23,576,732	0.7%

POLAND — (1.7%)
*Polski Koncern Naftowy Orlen SA	643,094	8,470,953	0.3%
Other Securities		53,275,248	1.6%

TOTAL POLAND		61,746,201	1.9%

RUSSIA — (3.5%)
*Gazprom OAO Sponsored ADR	2,290,420	52,579,373	1.6%
*Lukoil OAO Sponsored ADR	502,859	28,285,373	0.9%
Other Securities		43,839,602	1.3%

TOTAL RUSSIA		124,704,348	3.8%

SOUTH AFRICA — (8.3%)
Gold Fields, Ltd. Sponsored ADR	764,800	10,278,912	0.3%
Impala Platinum Holdings, Ltd.	418,209	11,728,576	0.3%
*MTN Group, Ltd.	1,041,866	15,200,027	0.5%
Naspers, Ltd. Series N	378,717	15,250,956	0.5%
Sanlam, Ltd.	3,530,404	11,490,623	0.3%
Sasol, Ltd. Sponsored ADR	466,600	18,967,290	0.6%
Standard Bank Group, Ltd.	1,234,704	18,773,324	0.6%
Other Securities		195,441,784	5.9%

TOTAL SOUTH AFRICA		297,131,492	9.0%

SOUTH KOREA — (11.4%)
Hana Financial Group, Inc.	256,174	7,967,976	0.2%
#*Hynix Semiconductor, Inc.	351,331	8,892,360	0.3%
#Hyundai Motor Co., Ltd.	103,423	12,613,156	0.4%
KB Financial Group, Inc. ADR	214,911	10,487,657	0.3%
POSCO ADR	163,308	18,316,625	0.6%
Samsung Electronics Co., Ltd.	52,124	39,631,902	1.2%
Shinhan Financial Group Co., Ltd. ADR	114,085	9,713,197	0.3%
Other Securities		300,426,755	9.1%

TOTAL SOUTH KOREA		408,049,628	12.4%

TAIWAN — (11.3%)
Hon Hai Precision Industry Co., Ltd.	3,065,529	14,391,212	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,292,652	16,229,551	0.5%
Other Securities		372,174,476	11.3%

TOTAL TAIWAN		402,795,239	12.3%

THAILAND — (2.0%)
Other Securities		70,092,998	2.1%

TURKEY — (2.3%)
Turkiye Garanti Bankasi A.S.	1,790,492	8,674,098	0.2%
Other Securities		75,026,990	2.3%

TOTAL TURKEY		83,701,088	2.5%

TOTAL COMMON STOCKS		3,056,365,100	93.0%

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
Banco Bradesco SA Sponsored ADR	928,382	17,286,473	0.5%
#Cia Vale do Rio Doce	742,386	19,977,607	0.6%

67

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (Continued)
#Gerdau SA Sponsored ADR	678,100	$11,120,840	0.4%
Itau Unibanco Holding SA ADR	1,648,537	35,740,282	1.1%
Metalurgica Gerdau SA	394,900	7,771,914	0.2%
Petroleo Brasileiro SA ADR	771,966	29,288,390	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	10,794,962	0.3%
Other Securities		70,991,898	2.2%

TOTAL BRAZIL		202,972,366	6.2%

CHILE — (0.0%)
Other Securities		359,997	0.0%

INDIA — (0.0%)
Other Securities		6,581	0.0%

TOTAL PREFERRED STOCKS		203,338,944	6.2%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		828	0.0%

CHINA — (0.0%)
Other Securities		306	0.0%

HONG KONG — (0.0%)
Other Securities		21,117	0.0%

INDIA — (0.0%)
Other Securities		16,935	0.0%

INDONESIA — (0.0%)
Other Securities		20,916	0.0%

ISRAEL — (0.0%)
Other Securities		962	0.0%

MALAYSIA — (0.0%)
Other Securities		29,173	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		13,347	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,273	0.0%

THAILAND — (0.0%)
Other Securities		71,587	0.0%

TOTAL RIGHTS/WARRANTS		190,444	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,200,000 FHLMC 4.00%, 12/15/38, valued at $13,744,500) to be repurchased at $13,540,214	$13,540	13,540,000	0.4%

68

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	299,462,018	$299,462,018	9.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $7,522,557) to be repurchased at $7,375,173	$7,375	7,375,056	0.2%

TOTAL SECURITIES LENDING COLLATERAL		306,837,074	9.3%

TOTAL INVESTMENTS — (100.0%) (Cost $2,745,518,552)		$3,580,271,562	108.9%

69

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$176,582,877	—	—	$176,582,877
Chile	73,466,908	—	—	73,466,908
China	108,373,188	$294,222,663	—	402,595,851
Czech Republic	—	18,561,095	—	18,561,095
Hungary	696,809	33,333,431	—	34,030,240
India	22,853,260	387,053,641	—	409,906,901
Indonesia	5,786,513	101,856,200	—	107,642,713
Israel	21,783,876	39,700,491	—	61,484,367
Malaysia	93,699	130,314,341	—	130,408,040
Mexico	169,888,382	—	—	169,888,382
Philippines	2,153,992	21,422,740	—	23,576,732
Poland	117,788	61,628,413	—	61,746,201
Russia	—	124,704,348	—	124,704,348
South Africa	41,410,513	255,720,979	—	297,131,492
South Korea	54,916,546	353,133,082	—	408,049,628
Taiwan	14,790,676	388,004,563	—	402,795,239
Thailand	69,911,533	181,465	—	70,092,998
Turkey	2,025,464	81,675,624	—	83,701,088
Preferred Stocks
Brazil	202,972,366	—	—	202,972,366
Chile	359,997	—	—	359,997
India	—	6,581	—	6,581
Rights/Warrants
Brazil	828	—	—	828
China	—	306	—	306
Hong Kong	—	21,117	—	21,117
India	—	16,935	—	16,935
Indonesia	20,916	—	—	20,916
Israel	—	962	—	962
Malaysia	6,210	22,963	—	29,173
South Africa	13,347	—	—	13,347
South Korea	9,554	5,719	—	15,273
Thailand	71,587	—	—	71,587
Temporary Cash Investments	—	13,540,000	—	13,540,000
Securities Lending Collateral	—	306,837,074	—	306,837,074

TOTAL	$968,306,829	$2,611,964,733	—	$3,580,271,562

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—		$7,070,955		—	—
Investments at Value (including $0, $0, $370,881 and $1,116,480 of securities on loan, respectively)	$160,782		—		$2,401,703	$7,370,311
Temporary Cash Investments at Value & Cost	3,942		—		9,458	8,737
Collateral Received from Securities on Loan at Value & Cost	—		—		401,877	1,224,981
Cash	37		—		1	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		2,038	8,740
Dividends and Interest	1,453		—		570	1,635
Securities Lending Income	—		—		178	679
Fund Shares Sold	59		7,865		10,282	3,567
Unrealized Gain on Forward Currency Contracts	288		—		—	—
Prepaid Expenses and Other Assets	21		37		36	32

Total Assets	166,582		7,078,857		2,826,143	8,618,682

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		401,877	1,224,981
Investment Securities/Affiliated Investment Companies Purchased	—		238		6,676	4,049
Fund Shares Redeemed	131		7,627		1,117	5,742
Due to Advisor	28		889		663	3,040
Futures Margin Variation	2,918		—		—	—
Unrealized Loss on Forward Currency Contracts	31		—		—	—
Accrued Expenses and Other Liabilities	17		351		135	564

Total Liabilities	3,125		9,105		410,468	1,238,376

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $41,731 and $0 and shares outstanding of 0; 0; 3,930,988 and 0, respectively	N/A		N/A		$10.62	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Class R2 Shares — based on net assets of $0; $0; $6,282 and $0 and shares outstanding of 0; 0; 561,587 and 0, respectively	N/A		N/A		$11.19	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Institutional Class Shares — based on net assets of $163,457; $7,069,752; $2,367,662 and $7,380,306 and shares outstanding of 21,813,772; 366,728,973; 151,936,838 and 310,886,970, respectively .	$7.49		$19.28		$15.58	$23.74

NUMBER OF SHARES AUTHORIZED	300,000,000		2,000,000,000		700,000,000	1,700,000,000

Investments in Affiliated Investment Companies at Cost	$—		$5,185,775		$—	$—

Investments at Cost	$160,314		$—		$1,999,611	$6,447,940

NET ASSETS CONSIST OF:
Paid-In Capital	$244,796		$7,305,138		$2,071,570	$6,855,000
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	515		11,559		703	(4,778)
Accumulated Net Realized Gain (Loss)	(89,825)		(2,132,125)		(58,690)	(392,287)
Net Unrealized Foreign Exchange Gain (Loss)	243		—		—	—
Net Unrealized Appreciation (Depreciation)	7,728		1,885,180		402,092	922,371

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

*	Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
ASSETS:
Investments at Value (including $448,525, $692,521, $296,372 and $626,630 of securities on loan, respectively)	$2,591,613	$4,781,624	$1,547,477	$3,311,617
Temporary Cash Investments at Value & Cost	8,077	10,187	—	62,446
Collateral Received from Securities on Loan at Value & Cost	473,784	734,440	315,739	676,508
Cash	—	—	60	—
Receivables:
Investment Securities Sold	356	781	2,824	271
Dividends and Interest	1,859	3,334	750	943
Securities Lending Income	84	204	99	523
Fund Shares Sold	41,197	3,995	1,617	22,490
Prepaid Expenses and Other Assets	5	13	6	34

Total Assets	3,116,975	5,534,578	1,868,572	4,074,832

LIABILITIES:
Payables:
Upon Return of Securities Loaned	473,784	734,440	315,739	676,508
Investment Securities Purchased	7,378	1	4	58,295
Fund Shares Redeemed	1,085	2,895	671	4,348
Due to Advisor	366	799	386	943
Loan Payable	—	—	558	—
Accrued Expenses and Other Liabilities	122	242	92	233

Total Liabilities	482,735	738,377	317,450	740,327

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,634,240; $4,796,201; $1,551,122 and $3,334,505 and shares outstanding of 256,755,952; 468,848,825; 153,384,748 and 172,396,447, respectively	$10.26	$10.23	$10.11	$19.34

NUMBER OF SHARES AUTHORIZED	1,500,000,000	2,300,000,000	1,000,000,000	1,000,000,000

Investments at Cost	$2,409,736	$4,598,110	$1,465,525	$2,673,569

NET ASSETS CONSIST OF:
Paid-In Capital	$2,529,605	$4,703,764	$1,561,726	$3,036,989
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,481	7,529	1,611	2,689
Accumulated Net Realized Gain (Loss)	(81,723)	(98,606)	(94,167)	(343,221)
Net Unrealized Appreciation (Depreciation)	181,877	183,514	81,952	638,048

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
ASSETS:
Investments at Value (including $505,723, $953,963, $286,918 and $897,178 of securities on loan, respectively)	$3,522,661	$2,634,668	$1,461,597	$4,281,445
Temporary Cash Investments at Value & Cost	5,159	2,857	8,656	23,394
Collateral Received from Securities on Loan at Value & Cost	552,779	1,025,409	307,896	969,052
Foreign Currencies at Value	—	—	2,784	13,947
Cash	—	—	15	15
Receivables:
Investment Securities Sold	290	—	—	419
Dividends, Interest and Tax Reclaims	1,206	3,600	6,456	18,391
Securities Lending Income	662	174	271	825
Fund Shares Sold	3,671	1,809	41,004	4,783
Unrealized Gain on Foreign Currency Contracts	—	—	4	8
Prepaid Expenses and Other Assets	30	9	8	6

Total Assets	4,086,458	3,668,526	1,828,691	5,312,285

LIABILITIES:
Payables:
Upon Return of Securities Loaned	552,779	1,025,409	307,896	969,052
Investment Securities Purchased	33	—	10,272	16,871
Fund Shares Redeemed	1,851	2,589	860	1,114
Due to Advisor	1,453	644	314	1,279
Accrued Expenses and Other Liabilities	302	207	142	584

Total Liabilities	556,418	1,028,849	319,484	988,900

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,530,040; $2,639,677; $1,509,207 and $4,323,385 and shares outstanding of 284,757,900; 130,431,669; 81,066,883 and 416,561,017, respectively	$12.40	$20.24	$18.62	$10.38

NUMBER OF SHARES AUTHORIZED	1,500,000,000	700,000,000	500,000,000	2,000,000,000

Investments at Cost	$3,001,603	$2,340,260	$1,324,302	$4,429,619

Foreign Currencies at Cost	$—	$—	$2,774	$13,861

NET ASSETS CONSIST OF:
Paid-In Capital	$3,429,898	$2,550,725	$1,538,251	$4,538,972
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,660	13,666	8,294	27,778
Accumulated Net Realized Gain (Loss)	(423,576)	(219,122)	(174,620)	(95,163)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(23)	(114)
Net Unrealized Appreciation (Depreciation)	521,058	294,408	137,305	(148,088)

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$4,832,636	$122,201	$117,639	$30,036
Temporary Cash Investments at Value & Cost	17,706	—	—	—
Cash	16	—	—	—
Receivables:
Fund Shares Sold	4,539	22	173	—
Prepaid Expenses and Other Assets	7	5	8	7

Total Assets	4,854,904	122,228	117,820	30,043

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	10,000	22	173	—
Fund Shares Redeemed	973	—	—	—
Due to Advisor	1,622	40	43	10
Accrued Expenses and Other Liabilities	251	24	17	7

Total Liabilities	12,846	86	233	17

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,842,058; $122,142; $117,587 and $30,026 and shares outstanding of 318,391,671; 8,058,726; 5,107,535 and 1,402,329, respectively	$15.21	$15.16	$23.02	$21.41

NUMBER OF SHARES AUTHORIZED	1,500,000,000	100,000,000	100,000,000	100,000,000

Investments in Affiliated Investment Companies at Cost	$4,492,857	$192,346	$98,963	$29,236

NET ASSETS CONSIST OF:
Paid-In Capital	$4,706,443	$282,739	$136,665	$33,352
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	22,828	851	113	185
Accumulated Net Realized Gain (Loss)	(226,824)	(91,293)	(37,866)	(4,314)
Net Unrealized Foreign Exchange Gain (Loss)	(168)	(10)	(1)	3
Net Unrealized Appreciation (Depreciation)	339,779	(70,145)	18,676	800

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$114,722	—	$609,114	—
Investments at Value (including $0, $129,552, $0 and $855,043 of securities on loan, respectively)	—	$806,481	—	$7,497,458
Temporary Cash Investments at Value & Cost	—	2,544	1,777	45,712
Collateral Received from Securities on Loan at Value & Cost	—	136,722	—	918,120
Foreign Currencies at Value	—	3,949	—	18,991
Cash	—	16	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	249	—	6,793
Dividends, Interest and Tax Reclaims	—	6,645	—	27,630
Securities Lending Income	—	146	—	1,664
Fund Shares Sold	177	7,718	2,091	3,615
Unrealized Gain on Foreign Currency Contracts	—	4	—	41
Prepaid Expenses and Other Assets	7	18	21	73

Total Assets	114,906	964,492	613,003	8,520,113

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	136,722	—	918,120
Investment Securities/Affiliated Investment Companies Purchased	174	4,316	2,018	29,248
Fund Shares Redeemed	3	268	942	2,290
Due to Advisor	39	237	12	4,138
Accrued Expenses and Other Liabilities	21	68	13	447

Total Liabilities	237	141,611	2,985	954,243

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares — based on net assets of $114,669; $822,881; $610,018 and $7,565,870 and shares outstanding of 7,296,420; 169,488,889; 81,071,412 and 471,368,658, respectively	$15.72	$4.86	$7.52	$16.05

NUMBER OF SHARES AUTHORIZED	100,000,000	700,000,000	500,000,000	2,300,000,000

Investments in Affiliated Investment Companies at Cost	$110,895	$—	$509,112	$—

Investments at Cost	$—	$991,256	$—	$7,700,876

Foreign Currencies at Cost	$—	$3,924	$—	$18,910

NET ASSETS CONSIST OF:
Paid-In Capital	$135,619	$1,119,932	$520,754	$7,708,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	351	(34,727)	986	28,661
Accumulated Net Realized Gain (Loss)	(25,166)	(77,518)	(11,724)	32,366
Net Unrealized Foreign Exchange Gain (Loss)	38	(56)	—	(269)
Net Unrealized Appreciation (Depreciation)	3,827	(184,750)	100,002	(203,337)

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Vector Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,131,251	$1,403,317	—
Investments at Value (including $56,256, $0, $0 and $285,258 of securities on loan, respectively)	$314,437	—	—	$3,259,894
Temporary Cash Investments at Value & Cost	1,076	—	—	13,540
Collateral Received from Securities on Loan at Value & Cost	61,108	—	—	306,837
Foreign Currencies at Value	1,110	—	—	7,220
Cash	16	—	—	12,600
Receivables:
Investment Securities/Affiliated Investment Companies Sold	83	—	—	3,704
Dividends, Interest and Tax Reclaims	1,287	—	—	7,414
Securities Lending Income	60	—	—	255
Fund Shares Sold	10,761	2,426	2,320	19,245
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Prepaid Expenses and Other Assets	5	25	16	234

Total Assets	389,943	2,133,702	1,405,653	3,630,944

LIABILITIES:
Payables:
Upon Return of Securities Loaned	61,108	—	—	306,837
Investment Securities/Affiliated Investment Companies Purchased	1,624	1,223	1,995	32,183
Fund Shares Redeemed	74	1,203	325	1,062
Due to Advisor	120	721	518	1,476
Deferred Thailand Capital Gains Tax	—	—	—	2,890
Accrued Expenses and Other Liabilities	16	144	63	212

Total Liabilities	62,942	3,291	2,901	344,660

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $327,001; $2,130,411; $1,402,752 and $3,286,284 and shares outstanding of 33,096,172; 75,287,304; 67,427,215 and 172,177,302, respectively	$9.88	$28.30	$20.80	$19.09

NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000	500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$1,018,193	$991,218	$—

Investments at Cost	$242,182	$—	$—	$2,425,141

Foreign Currencies at Cost	$1,102	$—	$—	$7,171

NET ASSETS CONSIST OF:
Paid-In Capital	$255,786	$905,033	$945,794	$2,518,376
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,038	7,906	4,504	10,573
Accumulated Net Realized Gain (Loss)	(3,078)	107,084	41,328	(74,677)
Deferred Thailand Capital Gains Tax	—	(2,701)	(915)	(2,890)
Net Unrealized Foreign Exchange Gain (Loss)	(8)	31	(58)	100
Net Unrealized Appreciation (Depreciation)	72,263	1,113,058	412,099	834,802

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
Investment Income
Dividends	$47	$54,057	$8,015	$24,361
Interest	1,101	18	8	19
Income from Securities Lending	—	1,934	776	3,269
Expenses Allocated from Affiliated Investment Company	—	(3,790)	—	—

Total Investment Income	1,148	52,219	8,799	27,649

Expenses
Investment Advisory Services Fees	42	—	919	6,359
Administrative Services Fees	126	4,883	2,297	9,538
Accounting & Transfer Agent Fees	20	53	112	362
S&P 500® Fees	4	—	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	18	—
Class R2 Shares	—	—	5	—
Custodian Fees	6	—	20	49
Filing Fees	14	88	60	37
Shareholders’ Reports	5	113	41	145
Directors’/Trustees’ Fees & Expenses	1	36	10	38
Professional Fees	3	44	24	100
Other	4	31	14	66

Total Expenses	225	5,248	3,520	16,694

Net Investment Income (Loss)	923	46,971	5,279	10,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	909	309,269	25,260	195,400
Futures	17,911	—	(256)	—
Foreign Currency Transactions	1,021	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	979,704	500,501	1,701,730
Futures	5,556	—	—	—
Translation of Foreign Currency Denominated Amounts	204	—	—	—

Net Realized and Unrealized Gain (Loss)	24,195	1,288,973	525,505	1,897,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,118	$1,335,944	$530,784	$1,908,085

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
Investment Income
Dividends	$18,232	$31,799	$8,279	$12,397
Interest	7	9	3	11
Income from Securities Lending	639	1,519	725	3,024

Total Investment Income	18,878	33,327	9,007	15,432

Expenses
Investment Advisory Services Fees	1,950	4,320	2,046	429
Administrative Services Fees	—	—	—	4,581
Accounting & Transfer Agent Fees	136	248	85	169
Custodian Fees	19	34	20	32
Filing Fees	114	162	58	50
Shareholders’ Reports	22	49	23	60
Directors’/Trustees’ Fees & Expenses	13	24	7	17
Professional Fees	31	59	17	41
Other	17	30	11	30

Total Expenses	2,302	4,926	2,267	5,409

Net Investment Income (Loss)	16,576	28,401	6,740	10,023

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	859	(1,476)	1,131	76,804
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	410,703	844,619	314,030	676,011

Net Realized and Unrealized Gain (Loss)	411,562	843,143	315,161	752,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$428,138	$871,544	$321,901	$762,838

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $1,698 and $4,100, respectively)	$13,368	$ 38,622	$19,031	$48,171
Interest	3	20	6	26
Income from Securities Lending	3,246	1,422	742	2,945

Total Investment Income	16,617	40,064	19,779	51,142

Expenses
Investment Advisory Services Fees	1,571	3,457	1,791	7,052
Administrative Services Fees	6,285	—	—	—
Accounting & Transfer Agent Fees	185	137	92	235
Custodian Fees	27	10	85	318
Filing Fees	24	57	39	153
Shareholders’ Reports	81	65	47	56
Directors’/Trustees’ Fees & Expenses	19	13	8	23
Professional Fees	49	30	21	57
Other	31	30	18	39

Total Expenses	8,272	3,799	2,101	7,933

Net Investment Income (Loss)	8,345	36,265	17,678	43,209

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	6,644	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	96,583	(25,226)	(4,108)	3,222
Foreign Currency Transactions	—	—	110	(28)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	724,671	673,476	46,839	202,998
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(156)

Net Realized and Unrealized Gain (Loss)	821,254	654,894	42,777	206,036

Net Increase (Decrease) in Net Assets Resulting from Operations	$829,599	$691,159	$60,455	$249,245

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $3,682, $92, $32 and $2, respectively)	$45,750	$1,229	$1,421	$390
Interest	13	—	1	—
Income from Securities Lending	4,808	135	157	3
Expenses Allocated from Affiliated Investment Company	(3,047)	(75)	(85)	(18)

Total Net Investment Income Received from Affiliated Investment Companies	47,524	1,289	1,494	375

Fund Investment Income
Interest	8	—	—	—

Total Fund Investment Income	8	—	—	—

Fund Expenses
Administrative Services Fees	8,980	225	220	57
Accounting & Transfer Agent Fees	39	7	7	7
Filing Fees	50	10	12	9
Shareholders’ Reports	85	2	3	1
Directors’/Trustees’ Fees & Expenses	25	1	1	—
Professional Fees	31	1	1	1
Other	21	2	1	1

Total Expenses	9,231	248	245	76
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	12	(10)

Net Expenses	9,231	248	257	66

Net Investment Income (Loss)	38,301	1,041	1,237	309

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(10,021)	1,476	(1,127)
Foreign Currency Transactions	(206)	10	1	(5)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	358,485	16,554	10,894	3,382
Translation of Foreign Currency Denominated Amounts .	(407)	(26)	(11)	(2)

Net Realized and Unrealized Gain (Loss)	367,396	6,517	12,360	2,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$405,697	$7,558	$13,597	$2,557

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $158, $0, $0 and $0 , respectively)	$955	—	—	—
Income Distributions Received from Affiliated Investment Company	—	—	$27,036	—
Interest	—	—	1	—
Income from Securities Lending	147	—	—	—
Expenses Allocated from Affiliated Investment Company	(77)	—	—	—

Total Net Investment Income Received from Affiliated Investment Companies	1,025	—	27,037	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1,847, $0 and $6,647, respectively)	—	$20,226	—	$69,425
Interest	—	3	—	21
Income from Securities Lending	—	622	—	5,673

Total Fund Investment Income	—	20,851	—	75,119

Fund Expenses
Investment Advisory Services Fees	—	1,358	—	22,990
Administrative Services Fees	228	—	892	—
Accounting & Transfer Agent Fees	7	55	10	405
Custodian Fees	—	64	—	536
Filing Fees	12	25	12	47
Shareholders’ Reports	3	29	4	124
Directors’/Trustees’ Fees & Expenses	1	5	3	40
Professional Fees	1	10	5	110
Other	2	12	2	85

Total Expenses	254	1,558	928	24,337
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(829)	—

Net Expenses	254	1,558	99	24,337

Net Investment Income (Loss)	771	19,293	26,938	50,782

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(869)	(27,751)	(4,518)	67,551
Foreign Currency Transactions	(13)	224	—	(1,569)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,635	34,398	67,777	441,529
Translation of Foreign Currency Denominated Amounts	(8)	(155)	—	(267)

Net Realized and Unrealized Gain (Loss)	4,745	6,716	63,259	507,244

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,516	$26,009	$90,197	$558,026

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Vector Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $274, $1,909, $962 and $2,409, respectively)	$3,053	$18,344	$10,848	$23,597
Interest	2	3	3	8
Income from Securities Lending	217	858	1,020	1,547
Expenses Allocated from Affiliated Investment Companies	—	(1,809)	(1,828)	—

Total Investment Income	3,272	17,396	10,043	25,152

Expenses
Investment Advisory Services Fees	653	—	—	7,974
Administrative Services Fees	—	4,205	2,825	—
Accounting & Transfer Agent Fees	29	22	15	172
Custodian Fees	37	—	—	787
Filing Fees	12	28	23	59
Shareholders’ Reports	5	51	22	55
Directors’/Trustees’ Fees & Expenses	2	12	7	16
Professional Fees	3	16	9	48
Other	3	12	7	25

Total Expenses	744	4,346	2,908	9,136

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—

Net Expenses	772	4,346	2,908	9,136

Net Investment Income (Loss)	2,500	13,050	7,135	16,016

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	764	106,949	79,388	15,828
Foreign Currency Transactions	(23)	392	31	204
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,680	157,645	132,629	385,783
Translation of Foreign Currency Denominated Amounts	(12)	(33)	(133)	24
Change in Deferred Thailand Capital Gains Tax	—	(629)	(345)	(1,058)

Net Realized and Unrealized Gain (Loss)	18,409	264,324	211,570	400,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,909	$277,374	$218,705	$416,797

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$923	$1,409	$46,971	$113,440	$5,279	$13,400
Net Realized Gain (Loss) on:
Investment Securities Sold	909	(24,217)	309,269	(2,244,299)	25,260	(80,571)
Futures	17,911	25,750	—	—	(256)	(823)
Foreign Currency Transactions	1,021	(1,379)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	2,720	979,704	2,728,048	500,501	244,441
Futures	5,556	1,705	—	—	—	(3)
Translation of Foreign Currency Denominated Amounts	204	39	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	25,118	6,027	1,335,944	597,189	530,784	176,444

Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	—	(158)	(424)
Class R2 Shares	—	—	—	—	(12)	(27)
Institutional Class Shares	(693)	(17,802)	(48,952)	(123,996)	(5,762)	(13,728)
Net Short-Term Gains:
Institutional Class Shares	—	(1,762)	—	(6,242)	—	—

Total Distributions	(693)	(19,564)	(48,952)	(130,238)	(5,932)	(14,179)

Capital Share Transactions (1):
Shares Issued	7,345	58,709 *	646,256	1,807,041	584,632	850,582
Shares Issued in Lieu of Cash Distributions	664	18,404	44,891	117,409	5,495	13,641
Shares Redeemed	(34,208)	(98,676)	(772,039)	(1,858,197)	(183,064)	(425,490)

Net Increase (Decrease) from Capital Share Transactions	(26,199)	(21,563)	(80,892)	66,253	407,063	438,733

Total Increase (Decrease) in Net Assets	(1,774)	(35,100)	1,206,100	533,204	931,915	600,998
Net Assets
Beginning of Period	165,231	200,331	5,863,652	5,330,448	1,483,760	882,762

End of Period	$163,457	$165,231	$7,069,752	$5,863,652	$2,415,675	$1,483,760

(1) Shares Issued and Redeemed:
Shares Issued	1,032	9,053	36,691	140,615	41,395	88,462
Shares Issued in Lieu of Cash Distributions	97	3,392	2,626	10,018	440	1,442
Shares Redeemed	(4,806)	(17,904)	(43,485)	(145,245)	(13,570)	(44,353)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,677)	(5,459)	(4,168)	5,388	28,265	45,551

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$515	$285	$11,559	$13,540	$703	$1,308

*	Includes $7,414 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,955	$16,559	$16,576	$31,729	$28,401	$55,180
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	195,400	(373,304)	859	(60,672)	(1,476)	(38,804)
Futures	—	570	—	683	—	3,212
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	1,701,730	602,920	410,703	253,827	844,619	375,912
Futures	—	—	—	(2)	—	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,908,085	246,745	428,138	225,565	871,544	395,499

Distributions From:
Net Investment Income:
Institutional Class Shares	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Total Distributions	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Capital Share Transactions (1):
Shares Issued	550,662	1,293,768 *	463,893	1,158,480	506,878	1,847,067
Shares Issued in Lieu of Cash Distributions	17,944	67,125	11,082	30,660	21,242	54,122
Shares Redeemed	(747,332)	(1,372,042)	(245,973)	(714,086)	(386,178)	(938,382)

Net Increase (Decrease) from Capital Share Transactions	(178,726)	(11,149)	229,002	475,054	141,942	962,807

Total Increase (Decrease) in Net Assets	1,710,647	165,714	644,657	669,021	991,876	1,303,297
Net Assets
Beginning of Period	5,669,659	5,503,945	1,989,583	1,320,562	3,804,325	2,501,028

End of Period	$7,380,306	$5,669,659	$2,634,240	$1,989,583	$4,796,201	$3,804,325

(1) Shares Issued and Redeemed:
Shares Issued	26,413	72,979	48,677	160,998	54,294	258,455
Shares Issued in Lieu of Cash Distributions	940	4,580	1,194	4,155	2,326	7,485
Shares Redeemed	(36,947)	(94,264)	(26,042)	(101,230)	(41,285)	(135,979)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,594)	(16,705)	23,829	63,923	15,335	129,961

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(4,778)	$2,918	$4,481	$373	$7,529	$698

*	Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,740	$14,733	$10,023	$10,818	$8,345	$10,509
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	1,131	(80,019)	76,804	(68,079)	96,583	(190,350)
Futures	—	407	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	314,030	173,818	676,011	284,014	724,671	168,490

Net Increase (Decrease) in Net Assets Resulting from Operations	321,901	108,939	762,838	226,753	829,599	(11,351)

Distributions From:
Net Investment Income:
Institutional Class Shares	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Total Distributions	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Capital Share Transactions (1):
Shares Issued	206,096	508,175	389,090	877,915 *	154,117	588,720 **
Shares Issued in Lieu of Cash Distributions	6,933	16,189	10,327	24,690	8,460	56,003
Shares Redeemed	(154,898)	(289,358)	(338,637)	(647,794)	(271,716)	(681,416)

Net Increase (Decrease) from Capital Share Transactions	58,131	235,006	60,780	254,811	(109,139)	(36,693)

Total Increase (Decrease) in Net Assets	373,008	327,491	812,504	455,152	711,675	(105,860)
Net Assets
Beginning of Period	1,178,114	850,623	2,522,001	2,066,849	2,818,365	2,924,225

End of Period	$1,551,122	$1,178,114	$3,334,505	$2,522,001	$3,530,040	$2,818,365

(1) Shares Issued and Redeemed:
Shares Issued	22,753	74,700	22,165	67,035	14,397	53,716
Shares Issued in Lieu of Cash Distributions	799	2,427	641	2,058	823	6,981
Shares Redeemed	(16,941)	(44,108)	(19,798)	(54,475)	(24,921)	(84,421)

Net Increase (Decrease) from Shares Issued and Redeemed	6,611	33,019	3,008	14,618	(9,701)	(23,724)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,611	$1,895	$2,689	$3,780	$2,660	$3,100

*	Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.
**	Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Real Estate Securities Portfolio		Large Cap International Portfolio		International Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,265	$69,730	$17,678	$36,172	$43,209	$77,941
Capital Gain Distributions Received from Investment Securities	6,644	16,169	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(25,226)	(106,626)	(4,108)	(150,602)	3,222	(83,575)
Futures	—	(1,065)	—	919	—	(2,556)
Foreign Currency Transactions	—	—	110	951	(28)	1,319
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	673,476	92,786	46,839	374,243	202,998	928,934
Futures	—	(10)	—	—	—	(15)
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(64)	(156)	(108)

Net Increase (Decrease) in Net Assets Resulting from Operations	691,159	70,984	60,455	261,619	249,245	921,940

Distributions From:
Net Investment Income:
Institutional Class Shares	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Total Distributions	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Capital Share Transactions (1):
Shares Issued	250,745	760,871	217,482	380,682	711,598	1,709,907
Shares Issued in Lieu of Cash Distributions	37,144	93,552	14,424	31,081	16,791	75,441
Shares Redeemed	(319,638)	(557,875)	(132,528)	(483,605)	(336,512)	(911,026)

Net Increase (Decrease) from Capital Share Transactions	(31,749)	296,548	99,378	(71,842)	391,877	874,322

Total Increase (Decrease) in Net Assets	621,118	271,598	144,856	157,491	623,543	1,718,793
Net Assets
Beginning of Period	2,018,559	1,746,961	1,364,351	1,206,860	3,699,842	1,981,049

End of Period	$2,639,677	$2,018,559	$1,509,207	$1,364,351	$4,323,385	$3,699,842

(1) Shares Issued and Redeemed:
Shares Issued	14,303	61,585	11,665	26,226	69,864	227,407
Shares Issued in Lieu of Cash Distributions	2,210	7,388	777	2,085	1,667	9,039
Shares Redeemed	(18,097)	(45,050)	(7,073)	(34,086)	(33,053)	(123,941)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,584)	23,923	5,369	(5,775)	38,478	112,505

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$13,666	$8,197	$8,294	$5,593	$27,778	$2,148

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,301	$83,540	$1,041	$1,879	$1,237	$2,525
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(110,040)	(10,021)	(14,110)	1,476	(8,877)
Futures	—	592	—	43	—	(89)
Foreign Currency Transactions	(206)	1,180	10	250	1	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	358,485	1,280,471	16,554	37,328	10,894	52,469
Futures	—	1	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(407)	(297)	(26)	(61)	(11)	29

Net Increase (Decrease) in Net Assets Resulting from Operations	405,697	1,255,447	7,558	25,329	13,597	46,080

Distributions From:
Net Investment Income:
Institutional Class Shares	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Total Distributions	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Capital Share Transactions (1):
Shares Issued	529,150	890,444	6,785	18,298	13,574	18,265
Shares Issued in Lieu of Cash Distributions	27,951	77,147	748	2,219	1,261	2,398
Shares Redeemed	(361,182)	(956,429)	(6,152)	(62,735)	(11,270)	(26,210)

Net Increase (Decrease) from Capital Share Transactions	195,919	11,162	1,381	(42,218)	3,565	(5,547)

Total Increase (Decrease) in Net Assets	572,194	1,185,491	8,084	(19,315)	15,734	37,809
Net Assets
Beginning of Period	4,269,864	3,084,373	114,058	133,373	101,853	64,044

End of Period	$4,842,058	$4,269,864	$122,142	$114,058	$117,587	$101,853

(1) Shares Issued and Redeemed:
Shares Issued	36,113	81,822	476	1,589	616	1,318
Shares Issued in Lieu of Cash Distributions	1,975	6,961	54	174	59	196
Shares Redeemed	(24,845)	(89,990)	(437)	(4,937)	(513)	(2,055)

Net Increase (Decrease) from Shares Issued and Redeemed	13,243	(1,207)	93	(3,174)	162	(541)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$22,828	$13,949	$851	$665	$113	$246
See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$309	$861	$771	$2,168	$19,293	$32,101
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,127)	(2,247)	(869)	(7,421)	(27,751)	(36,531)
Futures	—	26	—	(137)	—	234
Foreign Currency Transactions	(5)	(10)	(13)	(49)	224	185
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,382	9,569	5,635	37,449	34,398	170,229
Futures	—	—	—	(1)	—	—
Translation of Foreign Currency Denominated Amounts	(2)	(6)	(8)	24	(155)	209

Net Increase (Decrease) in Net Assets Resulting from Operations	2,557	8,193	5,516	32,033	26,009	166,427

Distributions From:
Net Investment Income:
Institutional Class Shares	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Total Distributions	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Capital Share Transactions (1):
Shares Issued	1,528	4,137	6,451	14,850	147,562	331,853
Shares Issued in Lieu of Cash Distributions	234	556	361	1,874	78,275	11,113
Shares Redeemed	(1,861)	(10,248)	(8,177)	(29,732)	(92,431)	(150,317)

Net Increase (Decrease) from Capital Share Transactions	(99)	(5,555)	(1,365)	(13,008)	133,406	192,649

Total Increase (Decrease) in Net Assets	2,163	1,980	3,743	16,938	80,552	347,849
Net Assets
Beginning of Period	27,863	25,883	110,926	93,988	742,329	394,480

End of Period	$30,026	$27,863	$114,669	$110,926	$822,881	$742,329

(1) Shares Issued and Redeemed:
Shares Issued	77	288	417	1,344	30,255	82,981
Shares Issued in Lieu of Cash Distributions	12	36	23	148	16,761	3,104
Shares Redeemed	(92)	(733)	(529)	(2,868)	(19,208)	(38,756)

Net Increase (Decrease) from Shares Issued and Redeemed	(3)	(409)	(89)	(1,376)	27,808	47,329

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$185	$171	$351	$(12)	$(34,727)	$24,078

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,938	$7,504	$50,782	$118,909	$2,500	$4,181
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,518)	(6,921)	67,551	(20,925)	764	(3,551)
Futures	—	—	—	(9,031)	—	(232)
Foreign Currency Transactions	—	—	(1,569)	(2,189)	(23)	(23)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	67,777	66,893	441,529	1,907,503	17,680	71,485
Futures	—	—	—	(28)	—	(1)
Translation of Foreign Currency Denominated Amounts	—	—	(267)	(469)	(12)	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,197	67,476	558,026	1,993,770	20,909	71,848

Distributions From:
Net Investment Income:
Institutional Class Shares	(30,870)	(2,346)	(34,172)	(105,935)	(1,177)	(3,671)
Net Short-Term Gains:
Institutional Class Shares	—	(24)	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(25,433)	—	—

Total Distributions	(30,870)	(2,370)	(34,172)	(131,368)	(1,177)	(3,671)

Capital Share Transactions (1):
Shares Issued	150,986	345,457	828,067	1,516,998	65,221	203,871
Shares Issued in Lieu of Cash Distributions	30,424	2,351	31,656	123,396	1,128	3,533
Shares Redeemed	(63,221)	(71,084)	(677,664)	(1,442,587)	(21,624)	(79,811)

Net Increase (Decrease) from Capital Share Transactions	118,189	276,724	182,059	197,807	44,725	127,593

Total Increase (Decrease) in Net Assets	177,516	341,830	705,913	2,060,209	64,457	195,770
Net Assets
Beginning of Period	432,502	90,672	6,859,957	4,799,748	262,544	66,774

End of Period	$610,018	$432,502	$7,565,870	$6,859,957	$327,001	$262,544

(1) Shares Issued and Redeemed:
Shares Issued	21,632	62,358	53,650	132,410	6,772	30,203
Shares Issued in Lieu of Cash Distributions	4,617	445	2,126	10,640	120	455
Shares Redeemed	(9,212)	(13,777)	(44,335)	(126,703)	(2,270)	(12,091)

Net Increase (Decrease) from Shares Issued and Redeemed	17,037	49,026	11,441	16,347	4,622	18,567

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$986	$4,918	$28,661	$11,837	$2,038	$715

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,050	$33,922	$7,135	$15,885	$16,016	$36,040
Net Realized Gain (Loss) on:
Investment Securities Sold	106,949	37,268	79,388	(15,114)	15,828	(25,567)
Futures	—	(2,712)	—	(630)	—	(873)
Foreign Currency Transactions	392	(28)	31	(178)	204	(297)
In-Kind Redemptions	—	17,805 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	157,645	592,684	132,629	522,143	385,783	981,322
Futures	—	(30)	—	(9)	—	(4)
Translation of Foreign Currency Denominated Amounts	(33)	196	(133)	168	24	33
Change in Deferred Thailand Capital Gains Tax	(629)	(1,264)	(345)	(785)	(1,058)	(1,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	277,374	677,841	218,705	521,480	416,797	988,854

Distributions From:
Net Investment Income:
Institutional Class Shares	(8,451)	(33,127)	(4,954)	(16,832)	(12,107)	(29,028)
Net Short-Term Gains:
Institutional Class Shares	(2,485)	—	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	(29,814)	(20,948)	—	—	—	—

Total Distributions	(40,750)	(54,075)	(4,954)	(16,832)	(12,107)	(29,028)

Capital Share Transactions (1):
Shares Issued	199,848	448,802	204,267	278,046	710,034	935,028
Shares Issued in Lieu of Cash Distributions	36,943	48,701	4,241	15,192	11,322	27,561
Shares Redeemed	(309,292)	(663,241)*	(153,465)	(211,257)	(294,797)	(622,906)

Net Increase (Decrease) from Capital Share Transactions	(72,501)	(165,738)	55,043	81,981	426,559	339,683

Total Increase (Decrease) in Net Assets	164,123	458,028	268,794	586,629	831,249	1,299,509
Net Assets
Beginning of Period	1,966,288	1,508,260	1,133,958	547,329	2,455,035	1,155,526

End of Period	$2,130,411	$1,966,288	$1,402,752	$1,133,958	$3,286,284	$2,455,035

(1) Shares Issued and Redeemed:
Shares Issued	7,331	23,617	10,223	23,468	38,884	84,048
Shares Issued in Lieu of Cash Distributions	1,384	2,705	223	1,244	636	2,073
Shares Redeemed	(11,370)	(36,851)	(8,009)	(18,390)	(16,268)	(54,153)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,655)	(10,529)	2,437	6,322	23,252	31,968

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,906	$3,281	$4,504	$2,323	$10,573	$6,664

*	See Note M in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$6.48		$6.47		$10.91		$10.95		$9.82		$9.35		$8.42

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.05	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.00		0.61		(3.74)		0.45		1.19		0.37		0.94

Total From Investment Operations	1.04		0.66		(3.35)		0.75		1.31		0.66		1.03

Less Distributions
Net Investment Income	(0.03)		(0.59)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)
Net Realized Gains	—		(0.06)		(0.73)		(0.43)		—		—		—

Total Distributions	(0.03)		(0.65)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)

Net Asset Value, End of Period	$7.49		$6.48		$6.47		$10.91		$10.95		$9.82		$9.35

Total Return	16.06	%(C)	12.23%		(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%

Net Assets, End of Period (thousands)	$163,457		$165,231		$200,331		$337,050		$347,216		$313,543		$221,744
Ratio of Expenses to Average Net Assets	0.27	%(B)	0.29	%**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	0.86%		4.74	%(B)	2.67%		1.19%		3.11%		0.95%
Portfolio Turnover Rate	51	%(C)	46	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Large Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.81		$14.58		$24.44		$25.40		$21.93		$19.37		$16.14

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		1.28		(8.83)		(0.43)		3.50		2.49		3.28

Total From Investment Operations	3.60		1.59		(8.47)		(0.10)		3.88		2.79		3.44

Less Distributions
Net Investment Income	(0.13)		(0.34)		(0.35)		(0.32)		(0.35)		(0.23)		(0.21)
Net Realized Gains	—		(0.02)		(1.04)		(0.54)		(0.06)		—		—

Total Distributions	(0.13)		(0.36)		(1.39)		(0.86)		(0.41)		(0.23)		(0.21)

Net Asset Value, End of Period	$19.28		$15.81		$14.58		$24.44		$25.40		$21.93		$19.37

Total Return	22.89	%(C)	11.76%		(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%

Net Assets, End of Period (thousands)	$7,069,752		$5,863,652		$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361
Ratio of Expenses to Average Net Assets	0.28	%(B)(D)	0.30	%(D)	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)
Ratio of Net Investment Income to Average Net Assets	1.45	%(B)	2.26%		1.86	%(B)	1.28%		1.64%		1.48%		0.89%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Targeted Value Portfolio- Class R1 Shares	U.S. Targeted Value Portfolio- Class R2 Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Jan. 31, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.98	$7.43	$10.00	$8.42	$7.83	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.08	(A)	0.09	(A)	0.02	(A)	0.07	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.66	0.59	(2.56)	2.78	0.63	(2.17)

Total From Investment Operations	2.68	0.67	(2.47)	2.80	0.70	(2.13)

Less Distributions
Net Investment Income	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)
Net Realized Gains	—	—	—	—	—	—

Total Distributions	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)

Net Asset Value, End of Period	$10.62	$7.98	$7.43	$11.19	$8.42	$7.83

Total Return	33.70	%(C)	9.36%	(24.96	)%(C)	33.40	%(C)	9.23%	(21.40	)%(C)

Net Assets, End of Period (thousands)	$41,731	$31,393	$25,599	$6,282	$2,930	$1,715
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.50	%(B)	1.12%	1.24	%(B)(E)	0.32	%(B)	0.91%	1.35	%(B)(E)
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	6	%(C)	17%	20	%(C)

U.S. Targeted Value Portfolio- Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09	$15.14

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.12	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32	0.86
Net Gains (Losses) on Securities (Realized and Unrealized)	3.89	0.88	(4.68)	(1.32)	2.84	1.59	2.88

Total From Investment Operations	3.93	1.00	(4.50)	(1.12)	3.05	1.91	3.74

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.15)	(0.20)	(0.25)	(0.23)	(0.90)
Net Realized Gains	—	—	(0.40)	(1.48)	(1.44)	(1.44)	(0.89)

Total Distributions	(0.05)	(0.14)	(0.55)	(1.68)	(1.69)	(1.67)	(1.79)

Net Asset Value, End of Period	$15.58	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09

Total Return	33.64	%(C)	9.47%	(29.27	)%(C)	(6.59)%	19.48%	12.17%	27.36%

Net Assets, End of Period (thousands)	$2,367,662	$1,449,437	$855,448	$554,805	$215,338	$172,595	$159,325
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	0.58	%(B)	1.19%	1.39	%(B)	1.12%	1.19%	1.91%	0.27%
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	9	%(C)*	N/A	N/A	N/A

*	For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.69		$16.32		$26.49		$31.59		$28.74		$27.71		$ 23.26

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.04	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	6.07		1.54		(7.86)		(2.72)		5.06		2.66		5.73

Total From Investment Operations	6.11		1.58		(7.68)		(2.42)		5.34		2.95		6.03

Less Distributions
Net Investment Income	(0.06)		(0.21)		(0.22)		(0.28)		(0.23)		(0.26)		(0.38)
Net Realized Gains	—		—		(2.27)		(2.40)		(2.26)		(1.66)		(1.20)

Total Distributions	(0.06)		(0.21)		(2.49)		(2.68)		(2.49)		(1.92)		(1.58)

Net Asset Value, End of Period	$23.74		$17.69		$16.32		$26.49		$31.59		$28.74		$ 27.71

Total Return	34.62	%(C)	9.97%		(31.80	)%(C)	(8.41)%		20.29%		11.32%		27.46%

Net Assets, End of Period (thousands)	$7,380,306		$5,669,659		$5,503,945		$8,802,846		$8,738,278		$6,924,234		$5,795,166
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56%(	D)
Ratio of Net Investment Income to Average Net Assets	0.35	%(B)	0.27%		0.86	%(B)	0.98%		0.94%		1.04%		0.04%
Portfolio Turnover Rate	10	%(C)	21	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Core Equity 1 Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.54	$7.81	$11.83	$11.50	$10.22	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.70	0.73	(4.03)	0.35	1.28	0.19

Total From Investment Operations	1.77	0.88	(3.86)	0.54	1.45	0.22

Less Distributions
Net Investment Income	(0.05)	(0.15)	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.15)	(0.16)	(0.21)	(0.17)	—

Net Asset Value, End of Period	$10.26	$8.54	$7.81	$11.83	$11.50	$10.22

Total Return	20.82	%(C)	11.64%	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)

Net Assets, End of Period (thousands)	$2,634,240	$1,989,583	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.46	%(B)	2.02%	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	2	%(C)	7%	5	%(C)	10%	6%	0	%(C)

U.S. Core Equity 2 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.39	$7.73	$11.77	$11.65	$10.24	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.14	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83	0.66	(4.04)	0.13	1.40	0.21

Total From Investment Operations	1.89	0.80	(3.87)	0.32	1.57	0.24

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.17)	(0.17)	(0.16)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.14)	(0.17)	(0.20)	(0.16)	—

Net Asset Value, End of Period	$10.23	$8.39	$7.73	$11.77	$11.65	$10.24

Total Return	22.56	%(C)	10.66%	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)

Net Assets, End of Period (thousands)	$4,796,201	$3,804,325	$2,501,028	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.33	%(B)	1.89%	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	3	%(C)	4%	8	%(C)	7%	5%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Vector Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006

(Unaudited)
Net Asset Value, Beginning of Period	$8.03	$7.48	$11.38	$11.79	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.11	(A)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.09	0.57	(3.89)	(0.25)	1.73

Total From Investment Operations	2.13	0.68	(3.74)	(0.09)	1.86

Less Distributions
Net Investment Income	(0.05)	(0.13)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	—	—	(0.18)	—

Total Distributions	(0.05)	(0.13)	(0.16)	(0.32)	(0.07)

Net Asset Value, End of Period	$10.11	$8.03	$7.48	$11.38	$11.79

Total Return	26.59	%(C)	9.47%	(33.29	)%(C)	(0.87)%	18.65	%(C)

Net Assets, End of Period (thousands)	$1,551,122	$1,178,114	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.34	%(B)	0.35%	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.34	%(B)	0.35%	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.00	%(B)	1.60%	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	5	%(C)	11%	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$14.89		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.06	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	4.46		1.65		(6.08)		(0.66)		2.84		1.75		2.67

Total From Investment Operations	4.52		1.71		(5.94)		(0.45)		3.01		1.90		2.72

Less Distributions
Net Investment Income	(0.07)		(0.17)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)
Net Realized Gains	—		—		(1.18)		(1.16)		(1.17)		(0.15)		—
Tax Return of Capital	—		—		—		—		—		—		(0.01)

Total Distributions	(0.07)		(0.17)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)

Net Asset Value, End of Period	$19.34		$14.89		$13.35		$20.64		$22.46		$20.75		$19.13

Total Return	30.49	%(C)	13.08%		(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%

Net Assets, End of Period (thousands)	$3,334,505		$2,522,001		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.40	%**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)
Ratio of Net Investment Income to Average Net Assets	0.71	%(B)	0.50%		0.86	%(B)	0.95%		0.82%		0.78%		0.22%
Portfolio Turnover Rate	9	%(C)	17	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Micro Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$9.57		$9.19		$14.80		$16.83		$15.91		$15.06		$13.34

Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.03	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.83		0.54		(4.32)		(0.69)		2.04		1.43		1.93

Total From Investment Operations	2.86		0.57		(4.22)		(0.55)		2.14		1.50		2.12

Less Distributions
Net Investment Income	(0.03)		(0.19)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)
Net Realized Gains	—		—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)
Tax Return of Capital	—		—		—		—		—		—		—

Total Distributions	(0.03)		(0.19)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)

Net Asset Value, End of Period	$12.40		$9.57		$9.19		$14.80		$16.83		$15.91		$15.06

Total Return	29.95	%(C)	6.61%		(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%

Net Assets, End of Period (thousands)	$3,530,040		$2,818,365		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.54	%(B)	0.38%		0.91	%(B)	0.89%		0.64%		0.48%		0.06%
Portfolio Turnover Rate	4	%(C)	12	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$15.29	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80

Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.58	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	4.97	(0.62)	(9.28)	(5.64)	8.84	3.33	4.47

Total From Investment Operations	5.24	(0.04)	(8.64)	(5.02)	9.48	4.15	5.09

Less Distributions
Net Investment Income	(0.29)	(0.83)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)
Net Realized Gains	—	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)

Total Distributions	(0.29)	(0.83)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)

Net Asset Value, End of Period	$20.24	$15.29 $	$16.16	$27.20	$33.80	$25.75	$23.02

Total Return	34.66	%(C)	0.98%	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%

Net Assets, End of Period (thousands)	$2,639,677	$2,018,559	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.36%	0.33	%(B)	0.33%	0.33%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.97	%(B)	4.54%	3.01	%(B)	1.99%	2.25%	3.11%	3.61%
Portfolio Turnover Rate	1	%(C)	2%	13	%(C)	17%	10%	3%	6%

Large Cap International Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65

Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.48	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.57	3.16	(12.06)	3.57	4.68	1.72	2.86

Total From Investment Operations	0.80	3.64	(11.38)	4.25	5.23	2.16	3.17

Less Distributions
Net Investment Income	(0.20)	(0.43)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)
Net Realized Gains	—	—	(0.35)	—	—	—	—

Total Distributions	(0.20)	(0.43)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)

Net Asset Value, End of Period	$18.62	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31

Total Return	4.43	%(C)	25.20%	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%

Net Assets, End of Period (thousands)	$1,509,207	$1,364,351	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.32%	0.29	%(B)	0.29%	0.29%	0.37%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	3.14%	3.18	%(B)	2.62%	2.56%	2.41%	2.07%
Portfolio Turnover Rate	3	%(C)	12%	12	%(C)	5%	4%	4%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

	(Unaudited)
Net Asset Value, Beginning of Period	$9.79		$7.46	$14.35		$12.82	$10.07	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)(A)	0.11		0.23	0.37		0.35	0.28	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.53		2.32	(6.76)		1.54	2.71	0.03

Total From Investment Operations	0.64		2.55	(6.39)		1.89	2.99	0.07

Less Distributions
Net Investment Income	(0.05)		(0.22)	(0.35)		(0.32)	(0.24)	—
Net Realized Gains	—		—	(0.15)		(0.04)	—	—

Total Distributions	(0.05)		(0.22)	(0.50)		(0.36)	(0.24)	—

Net Asset Value, End of Period	$10.38		$9.79	$7.46		$14.35	$12.82	$ 10.07

Total Return	6.50	%(C)	34.81%	(45.76	)%(C)	14.83%	30.06%	0.70%(C)

Net Assets, End of Period (thousands)	$4,323,385		$3,699,842	$1,981,049		$2,342,187	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.48%	0.49%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.46%	0.90%(B)(	E)
Ratio of Net Investment Income to Average Net Assets	2.16	%(B)	2.84%	3.39	%(B)	2.49%	2.35%	1.89%(B)(	E)
Portfolio Turnover Rate	1	%(C)	5%	4	%(C)	4%	2%	0%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$13.99	$10.07	$20.80	$19.43 $	$16.19	$14.12	$11.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.28	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20	3.91	(9.55)	2.07	4.02	2.38	3.24

Total From Investment Operations	1.32	4.19	(9.11)	2.50	4.38	2.69	3.46

Less Distributions
Net Investment Income	(0.10)	(0.27)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)
Net Realized Gains	—	—	(1.17)	(0.67)	(0.78)	(0.33)	—

Total Distributions	(0.10)	(0.27)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)

Net Asset Value, End of Period	$15.21	$13.99	$10.07	$20.80	$19.43	$16.19	$14.12

Total Return	9.46	%(C)	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%

Net Assets, End of Period (thousands)	$4,842,058	$4,269,864	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.72	%(B)	2.48%	2.90	%(B)	2.03%	2.04%	2.05%	1.82%

Japanese Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.22	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.82	2.39	(4.78)	(0.52)	(0.73)	4.00	3.16

Total From Investment Operations	0.95	2.61	(4.49)	(0.25)	(0.51)	4.16	3.38

Less Distributions
Net Investment Income	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)
Net Realized Gains	—	—	—	—	—	—	—

Total Distributions	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)

Net Asset Value, End of Period	$15.16	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99

Total Return	6.68	%(C)	22.08%	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%

Net Assets, End of Period (thousands)	$122,142	$114,058	$133,373	$199,080	$168,957	$169,995	$65,879
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.61%	0.68%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.58%	0.68%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.87	%(B)	1.68%	2.18	%(B)	1.51%	1.19%	1.03%	1.01%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10

Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.50	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	2.47	8.95	(17.04)	8.43	4.92	0.54	2.58

Total From Investment Operations	2.72	9.45	(16.21)	9.22	5.56	1.24	3.08

Less Distributions
Net Investment Income	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)
Net Realized Gains	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)

Net Asset Value, End of Period	$23.02	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54

Total Return	13.29	%(C)	84.11%	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%

Net Assets, End of Period (thousands)	$117,587	$101,853	$64,044	$146,307	$71,537	$38,927	$26,735
Ratio of Expenses to Average Net Assets(D)	0.63	%(B)	0.65%	0.62	%(B)	0.62%	0.64%	0.74%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.60	%(B)	0.65%	0.61	%(B)	0.59%	0.64%	0.86%	0.96%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	3.53%	3.85	%(B)	3.13%	3.68%	3.89%	3.29%

United Kingdom Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26

Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.55	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	1.57	5.44	(15.84)	(0.08)	9.61	2.15	4.87

Total From Investment Operations	1.79	5.99	(15.07)	0.70	10.22	2.79	5.35

Less Distributions
Net Investment Income	(0.21)	(0.43)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)
Net Realized Gains	—	—	(1.22)	(1.35)	(1.22)	(1.02)	—
Return of Capital	—	—	(0.01)	—	—	—	—

Total Distributions	(0.21)	(0.43)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)

Net Asset Value, End of Period	$21.41	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47

Total Return	9.15	%(C)	42.81%	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%

Net Assets, End of Period (thousands)	$30,026	$27,863	$25,883	$37,139	$31,808	$20,578	$15,816
Ratio of Expenses to Average Net Assets(D)	0.60	%(B)	0.61%	0.59	%(B)	0.59%	0.60%	0.70%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.67	%(B)	0.70%	0.65	%(B)	0.62%	0.67%	0.89%	1.04%
Ratio of Net Investment Income to Average Net Assets	2.20	%(B)	3.62%	3.41	%(B)	2.28%	2.20%	2.70%	2.21%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Continental Small Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.02		$10.73		$22.95		$20.47		$15.78		$14.12		$12.60

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.28	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65		4.29		(11.32)		3.00		6.28		2.28		3.64

Total From Investment Operations	0.76		4.57		(10.80)		3.40		6.59		2.49		3.81

Less Distributions
Net Investment Income	(0.06)		(0.28)		(0.45)		(0.38)		(0.34)		(0.30)		(0.50)
Net Realized Gains	—		—		(0.96)		(0.54)		(1.56)		(0.53)		(1.79)
Return of Capital	—		—		(0.01)		—		—		—		—

Total Distributions	(0.06)		(0.28)		(1.42)		(0.92)		(1.90)		(0.83)		(2.29)

Net Asset Value, End of Period	$15.72		$15.02		$10.73		$22.95		$20.47		$15.78		$14.12

Total Return	5.04	%(C)	43.12%		(49.89	)%(C)	16.99%		46.33%		18.42%		35.91%

Net Assets, End of Period (thousands)	$114,669		$110,926		$93,988		$170,909		$90,261		$52,061		$33,839
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.61	%(D)	0.59	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.36	%(B)	2.39%		3.04	%(B)	1.70%		1.78%		1.77%		1.56%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

DFA International Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007

(Unaudited)
Net Asset Value, Beginning of Period	$5.24	$4.18	$9.35	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.26	(A)	0.34	(A)	0.23(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.05	0.91	(5.08)	(0.76)

Total From Investment Operations	0.17	1.17	(4.74)	(0.53)

Less Distributions
Net Investment Income	(0.55)	(0.11)	(0.43)	(0.12)
Net Realized Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions	(0.55)	(0.11)	(0.43)	(0.12)

Net Asset Value, End of Period	$4.86	$5.24	$4.18	$ 9.35

Total Return	3.61	%(C)	29.25%	(52.85	)%(C)	(5.38)%(C)

Net Assets, End of Period (thousands)	$822,881	$742,329	$394,480	$336,840
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.01	%(B)	6.40%	5.20	%(B)	3.50%(B)(	E)
Portfolio Turnover Rate	3	%(C)	5%	1	%(C)	2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 4, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$6.75	$6.04	$10.00	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52

Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.19	(A)	—	(A)	0.11	(A)	0.26	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	0.87	0.62	(3.96)	1.10	4.14	(9.60)	1.66	4.95	2.77	3.85

Total From Investment Operations	1.24	0.81	(3.96)	1.21	4.40	(9.08)	2.12	5.31	3.17	4.08

Less Distributions
Net Investment Income	(0.47)	(0.10)	—	(0.08)	(0.24)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)
Net Realized Gains	—	—	—	—	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)

Total Distributions	(0.47)	(0.10)	—	(0.08)	(0.30)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)

Net Asset Value, End of Period	$7.52	$6.75	$6.04	$16.05	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16

Total Return	19.32	%(C)	13.81%	(39.60	)%(C)	8.12	%(C)	41.42%	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%

Net Assets, End of Period (thousands)	$610,018	$432,502	$90,672	$7,565,870	$6,859,957	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523
Ratio of Expenses to Average Net Assets	0.40	%(B)(D)	0.47	%(D)	0.54	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.73	%(B)(D)	0.79	%(D)	0.86	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Net Investment Income to Average Net Assets	10.65	%(B)(D)	3.40%	(0.04	)%(B)(E)	1.45	%(B)	2.19%	3.22	%(B)	2.03%	1.85%	2.44%	1.63%
Portfolio Turnover Rate	N/A	N/A	N/A	7	%(C)	22%	16	%(C)	18%	14%	13%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Vector Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period August 14, 2008(a) to Oct. 31, 2008

(Unaudited)
Net Asset Value, Beginning of Period	$9.22	$6.74	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.17	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.62	2.46	(3.32)

Total From Investment Operations	0.70	2.63	(3.26)

Less Distributions
Net Investment Income	(0.04)	(0.15)	—
Net Realized Gains	—	—	—

Total Distributions	(0.04)	(0.15)	—

Net Asset Value, End of Period	$9.88	$9.22	$6.74

Total Return	7.62	%(C)	39.52%	(32.60	)%(C)

Net Assets, End of Period (thousands)	$327,001	$262,544	$66,774
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.60%	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(B)	0.59%	1.15	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.74	%(B)	2.31%	3.01	%(B)(E)
Portfolio Turnover Rate	1	%(C)	8%	0	%(C)

	Emerging Markets Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$25.23		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87

Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.42	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.43		8.42		(16.85)		9.88		5.61		4.13		3.80

Total From Investment Operations	3.60		8.84		(16.15)		10.52		6.09		4.71		4.07

Less Distributions
Net Investment Income	(0.11)		(0.41)		(0.69)		(0.53)		(0.58)		(0.43)		(0.33)
Net Realized Gains	(0.42)		(0.25)		(1.34)		(0.16)		—		—		—

Total Distributions	(0.53)		(0.66)		(2.03)		(0.69)		(0.58)		(0.43)		(0.33)

Net Asset Value, End of Period	$28.30		$25.23		$17.05		$35.23		$25.40		$19.89		$15.61

Total Return	14.37	%(C)	53.39%		(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%

Net Assets, End of Period (thousands)	$2,130,411		$1,966,288		$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	1.25	%(B)	2.15%		2.59	%(B)	2.12%		2.13%		3.28%		2.20%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.45		$9.33		$23.74		$17.96		$13.37		$11.44		$8.74

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.26	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	3.32		8.14		(12.95)		6.86		4.86		2.37		2.85

Total From Investment Operations	3.43		8.40		(12.51)		7.17		5.16		2.64		2.96

Less Distributions
Net Investment Income	(0.08)		(0.28)		(0.41)		(0.26)		(0.26)		(0.22)		(0.19)
Net Realized Gains	—		—		(1.49)		(1.13)		(0.31)		(0.49)		(0.07)

Total Distributions	(0.08)		(0.28)		(1.90)		(1.39)		(0.57)		(0.71)		(0.26)

Net Asset Value, End of Period	$20.80		$17.45		$9.33		$23.74		$17.96		$13.37		$11.44

Total Return	19.69	%(C)	91.35%		(57.00	)%(C)	42.58%		39.95%		24.27%		34.55%

Net Assets, End of Period (thousands)	$1,402,752		$1,133,958		$547,329		$1,458,152		$838,948		$482,378		$190,028
Ratio of Expenses to Average Net Assets	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Net Investment Income to Average Net Assets	1.15	%(B)	2.05%		2.61	%(B)	1.48%		1.92%		2.21%		1.41%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$16.49	$9.88	$21.20	$15.13	$11.54	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.25	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.58	6.56	(11.27)	6.10	3.54	1.51

Total From Investment Operations	2.68	6.81	(10.84)	6.45	3.81	1.61

Less Distributions
Net Investment Income	(0.08)	(0.20)	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	—	—	(0.08)	(0.06)	—	—

Total Distributions	(0.08)	(0.20)	(0.48)	(0.38)	(0.22)	(0.07)

Net Asset Value, End of Period	$19.09	$16.49	$9.88	$21.20	$15.13	$11.54

Total Return	16.28	%(C)	69.47%	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)

Net Assets, End of Period (thousands)	$3,286,284	$2,455,035	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	2.03%	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	2	%(C)	6%	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which twenty-four (the “Portfolios”) are included in this report and the remaining thirty-three are presented in separate reports.

Of the Portfolios, eight invest in one or more series of The DFA Investment Trust Company, and the DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc.

Feeder Funds	Master Funds	Percentage Ownership at 04/30/10

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%
Continental Small Company Portfolio	The Continental Small Company Series	6%
Emerging Markets Portfolio	The Emerging Markets Series	93%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

Fund of Funds

International Small Company Portfolio	The Japanese Small Company Series	90%
	The Asia Pacific Small Company Series	86%
	The United Kingdom Small Company Series	97%
	The Continental Small Company Series	94%
	The Canadian Small Company Series	100%
DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	13%
	DFA International Real Estate Securities Portfolio	32%

Each feeder fund and fund of funds (collectively, “Feeder Funds) invests primarily in a corresponding master fund(s) (”Master Fund“) as indicated. International Small Company Portfolio and DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

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Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Small Cap Portfolio), contained in this report, had not commenced operations as of April 30, 2010. Class R1 and Class R2 Shares of each Portfolio have 100,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the “Domestic Equity Portfolios”) and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the

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time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, (the “Fixed Income Portfolio”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by International Small Company Portfolio and DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds’ investments reflect proportionate interest in the net assets of their corresponding Master Fund.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S.

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Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses or Other Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

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The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Core Equity Portfolio’s investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended April 30, 2010, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%
U.S. Targeted Value Portfolio*	0.10%
U.S. Small Cap Value Portfolio*	0.20%
U.S. Core Equity 1 Portfolio	0.17%
U.S. Core Equity 2 Portfolio	0.20%
U.S. Vector Equity Portfolio	0.30%
U.S. Small Cap Portfolio*	0.03%
U.S. Micro Cap Portfolio*	0.10%
DFA Real Estate Securities Portfolio	0.30%
Large Cap International Portfolio	0.25%
International Core Equity Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.35%
DFA Global Real Estate Securities Portfolio	0.35%
DFA International Small Cap Value Portfolio	0.65%
International Vector Equity Portfolio	0.45%
Emerging Markets Core Equity Portfolio	0.55%

For the six months ended April 30, 2010, the Feeder Funds’ and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.15%
U.S. Large Cap Value Portfolio	0.15%
U.S. Targeted Value Portfolio*	0.25%
U.S. Small Cap Value Portfolio*	0.30%

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U.S. Small Cap Portfolio*	0.32%
U.S. Micro Cap Portfolio*	0.40%
International Small Company Portfolio	0.40%
Japanese Small Company Portfolio	0.40%
Asia Pacific Small Company Portfolio	0.40%
United Kingdom Small Company Portfolio	0.40%
Continental Small Company Portfolio	0.40%
Emerging Markets Portfolio	0.40%
Emerging Markets Small Cap Portfolio	0.45%

*  Effective March 30, 2007, U.S. Targeted Value Portfolio and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios’ assets are managed directly in accordance with the Portfolios’ investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series’ assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
International Small Company Portfolio (3)	0.45%	—	—
Japanese Small Company Portfolio (3)	0.47%	—	—
Asia Pacific Small Company Portfolio (3)	0.47%	12	13
United Kingdom Small Company Portfolio (3)	0.47%	—	55
Continental Small Company Portfolio (3)	0.47%	—	—
DFA International Real Estate Securities Portfolio (2)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (4)	0.55%	—	1,623
International Vector Equity Portfolio (2)	0.60%	28	—
Emerging Markets Core Equity Portfolio (2)	0.85%	—	—

Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—

Class R2 Shares

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Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (6)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (”Portfolios Expenses“) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio’s average net assets on an annualized basis.

(5) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously

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assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Value Portfolio	162
U.S. Targeted Value Portfolio	43
U.S. Small Cap Value Portfolio	155
U.S. Core Equity 1 Portfolio	56
U.S. Core Equity 2 Portfolio	106
U.S. Vector Equity Portfolio	33
U.S. Small Cap Portfolio	70
U.S. Micro Cap Portfolio	77
DFA Real Estate Securities Portfolio	57
Large Cap International Portfolio	36
International Core Equity Portfolio	101
International Small Company Portfolio	113
Japanese Small Company Portfolio	3
Asia Pacific Small Company Portfolio	3
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	20
DFA Global Real Estate Securities Portfolio	12
DFA International Small Cap Value Portfolio	179
International Vector Equity Portfolio	7
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	31
Emerging Markets Core Equity Portfolio	71

112

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities

	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$2,038	$1,013	$66,144	$68,755
U.S. Targeted Value Portfolio	—	—	495,759	105,703
U.S. Small Cap Value Portfolio	—	—	620,834	818,857
U.S. Core Equity 1 Portfolio	—	—	235,331	40,483
U.S. Core Equity 2 Portfolio	—	—	266,033	131,146
U.S. Vector Equity Portfolio	—	—	120,535	64,970
U.S. Small Cap Portfolio	—	—	299,272	250,742
U.S. Micro Cap Portfolio	—	—	133,980	237,120
DFA Real Estate Securities Portfolio	—	—	33,215	50,411
Large Cap International Portfolio	—	—	107,315	43,250
International Core Equity Portfolio	—	—	434,155	32,184
DFA International Real Estate Securities Portfolio	—	—	84,784	26,680
DFA International Small Cap Value Portfolio	—	—	652,128	489,218
International Vector Equity Portfolio	—	—	37,387	2,026
Emerging Markets Core Equity Portfolio	—	—	474,270	67,872

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies”, non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(58,767)	$1,300	$57,467
U.S. Large Cap Value Portfolio	(61)	(908)	969
U.S. Targeted Value Portfolio	(43)	(11)	54
U.S. Small Cap Value Portfolio	(200,882)	24,540	176,342
U.S. Core Equity 1 Portfolio	—	(15)	15
U.S. Core Equity 2 Portfolio	(178)	128	50

113

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Vector Equity Portfolio	—	$(21)	$21
U.S. Small Cap Portfolio	$(47,334)	11,620	35,714
U.S. Micro Cap Portfolio	(147,324)	14,338	132,986
DFA Real Estate Securities Portfolio	(199)	188	11
Large Cap International Portfolio	—	1,258	(1,258)
International Core Equity Portfolio	—	2,161	(2,161)
International Small Company Portfolio	(8,890)	2,627	6,263
Japanese Small Company Portfolio	(3,671)	248	3,423
Asia Pacific Small Company Portfolio	(271)	33	238
United Kingdom Small Company Portfolio	(88)	9	79
Continental Small Company Portfolio	(272)	(50)	322
DFA International Real Estate Securities Portfolio	1,139	(885)	(254)
DFA Global Real Estate Securities Portfolio	227	(246)	19
DFA International Small Cap Value Portfolio	2,536	(1,818)	(718)
International Vector Equity Portfolio	13	(27)	14
Emerging Markets Portfolio	24,336	(3,340)	(20,996)
Emerging Markets Small Cap Portfolio	—	(181)	181
Emerging Markets Core Equity Portfolio	—	(303)	303

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Enhanced U.S. Large Company Portfolio
2007	$23,020	$1,991	$25,011
2008	15,756	17,593	33,349
2009	19,564	—	19,564

U.S. Large Cap Value Portfolio
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
2009	130,238	—	130,238

U.S. Targeted Value Portfolio
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
2009	14,179	—	14,179

U.S. Small Cap Value Portfolio
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
2009	69,882	—	69,882

114

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

U.S. Core Equity 1 Portfolio
2007	$15,517	$1,000	$23,085
2008	22,927	—	22,927
2009	31,598	—	31,598

U.S. Core Equity 2 Portfolio
2007	36,180	1,451	37,631
2008	48,004	—	48,004
2009	55,009	—	55,009

U.S. Vector Equity Portfolio
2007	13,979	—	13,979
2008	14,964	—	14,964
2009	16,454	—	16,454

U.S. Small Cap Portfolio
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
2009	26,412	—	26,412

U.S. Micro Cap Portfolio
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
2009	57,816	—	57,816

DFA Real Estate Securities Portfolio
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
2009	95,934	—	95,934

Large Cap International Portfolio
2007	52,781	909	53,690
2008	54,328	28,913	83,241
2009	32,286	—	32,286

International Core Equity Portfolio
2007	40,770	205	40,975
2008	85,639	17,053	102,692
2009	77,469	—	77,469

International Small Company Portfolio
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
2009	81,118	—	81,118

115

		Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Japanese Small Company Portfolio
2007		$2,759	—	$2,759
2008		3,574	—	3,574
2009		2,426	—	2,426

Asia Pacific Small Company Portfolio
2007		3,089	—	3,089
2008		4,433	—	4,433
2009		2,724	—	2,724

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

United Kingdom Small Company Portfolio
2007	$ 1,360	$ 1,153	—	$ 2,513
2008	1,227	1,311	$19	2,557
2009	658	—	—	658

Continental Small Company Portfolio
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
2009	2,087	—	—	2,087

DFA International Real Estate Securities Portfolio
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
2009	11,227	—	—	11,227

DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
2009	2,370	—	—	2,370

DFA International Small Cap Value Portfolio
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
2009	108,717	25,188	—	133,905

International Vector Equity Portfolio
2008	—	—	—	—
2009	3,671	—	—	3,671

Emerging Markets Portfolio
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
2009	36,673	23,932	—	60,605

116

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

Emerging Markets Small Cap Portfolio
2007	$21,595	$53,499	—	$75,094
2008	32,090	83,686	—	115,776
2009	16,832	—	—	16,832

Emerging Markets Core Equity Portfolio
2007	26,413	1,966	—	28,379
2008	42,769	5,265	$204	48,238
2009	29,028	—	—	29,028

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Real Estate Securities Portfolio	$1,139	—	$1,139
DFA Global Real Estate Securities Portfolio	319	—	319
DFA International Small Cap Value Portfolio	2,537	—	2,537
International Vector Equity Portfolio	29	—	29
Emerging Markets Portfolio	3,546	$2,984	6,530

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$328	—	$(107,961)	$(107,633)
U.S. Large Cap Value Portfolio	13,684	—	(2,441,394)	(2,427,710)
U.S. Targeted Value Portfolio	1,248	—	(82,714)	(81,466)
U.S. Small Cap Value Portfolio	2,747	—	(574,282)	(571,535)
U.S. Core Equity 1 Portfolio	419	—	(82,131)	(81,712)
U.S. Core Equity 2 Portfolio	777	—	(94,753)	(93,976)
U.S. Vector Equity Portfolio	1,903	—	(94,679)	(92,776)
U.S. Small Cap Portfolio	3,710	—	(380,659)	(376,949)
U.S. Micro Cap Portfolio	2,984	—	(515,046)	(512,062)
DFA Real Estate Securities Portfolio	8,242	—	(138,089)	(129,847)
Large Cap International Portfolio	7,702	—	(154,396)	(146,694)
International Core Equity Portfolio	3,803	—	(98,253)	(94,450)
International Small Company Portfolio	22,490	—	(227,832)	(205,342)
Japanese Small Company Portfolio	787	—	(78,684)	(77,897)
Asia Pacific Small Company Portfolio	932	—	(38,642)	(37,710)

117

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
United Kingdom Small Company Portfolio	192	—	(3,008)	(2,816)
Continental Small Company Portfolio	402	—	(24,183)	(23,781)
DFA International Real Estate Securities Portfolio	71,386	—	(48,084)	23,302
DFA Global Real Estate Securities Portfolio	4,924	—	—	4,924
DFA International Small Cap Value Portfolio	32,551	—	(32,601)	(50)
International Vector Equity Portfolio	720	—	(3,383)	(2,663)
Emerging Markets Portfolio	5,734	$29,774	—	35,508
Emerging Markets Small Cap Portfolio	2,699	—	(37,102)	(34,403)
Emerging Markets Core Equity Portfolio	6,737	—	(89,395)	(82,658)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2010	2011	2012	2013	2014	2015	2016	2017	Total
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	$107,961	—	$107,961
U.S. Large Cap Value Portfolio	—	—	—	—	—	—	—	$2,441,394	2,441,394
U.S. Targeted Value Portfolio	—	—	—	—	—	—	998	81,716	82,714
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	371,018	203,264	574,282
U.S. Core Equity 1 Portfolio	—	—	—	—	—	$3,266	18,644	60,221	82,131
U.S. Core Equity 2 Portfolio	—	—	—	—	—	15,562	42,181	37,010	94,753
U.S. Vector Equity Portfolio	—	—	—	—	—	1,759	12,704	80,216	94,679
U.S. Small Cap Portfolio	—	—	—	—	—	—	380,119	540	380,659
U.S. Micro Cap Portfolio	—	—	—	—	—	—	453,532	61,514	515,046
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	81,911	56,178	138,089
Large Cap International Portfolio	—	—	—	—	—	—	19,004	135,392	154,396
International Core Equity Portfolio	—	—	—	—	—	—	10,739	87,514	98,253
International Small Company Portfolio	—	—	—	—	—	—	133,454	94,378	227,832
Japanese Small Company Portfolio	$4,453	$19,912	$3,801	$3,055	$2,451	8,003	23,057	13,952	78,684
Asia Pacific Small Company Portfolio	—	5,837	1,150	907	864	—	21,680	8,204	38,642
United Kingdom Small Company Portfolio	—	—	—	—	—	—	1,020	1,988	3,008
Continental Small Company Portfolio	—	—	—	—	—	—	16,959	7,224	24,183
DFA International Real Estate Securities
Portfolio	—	—	—	—	—	46	13,446	34,592	48,084
DFA International Small Cap Value Portfolio	—	—	—	—	—	—	—	32,601	32,601
International Vector Equity Portfolio	—	—	—	—	—	—	27	3,356	3,383
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	21,881	15,221	37,102
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	62,950	26,445	89,395

During the year ended October 31, 2009, Enhanced U.S. Large Company Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $8,177 (in thousands).

For the year ended October 31, 2009, Japanese Small Company Portfolio had capital loss carryforward expirations of $3,508 (in thousands).

Some of the Portfolios’ investments and investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October

118

31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$1,808	—
International Core Equity Portfolio	638	$838
International Small Company Portfolio	8,444	574
Japanese Small Company Portfolio	117	—
Asia Pacific Small Company Portfolio	684	—
United Kingdom Small Company Portfolio	20	9
Continental Small Company Portfolio	403	—
DFA International Real Estate Securities Portfolio	47,294	56
DFA International Small Cap Value Portfolio	20,585	2,797
Emerging Markets Small Cap Portfolio	354	—
Emerging Markets Core Equity Portfolio	4	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$164,256	$600	$(132)	$468
U.S. Large Cap Value Portfolio	5,185,775	1,920,520	(35,340)	1,885,180
U.S. Targeted Value Portfolio	2,411,694	516,047	(114,703)	401,344
U.S. Small Cap Value Portfolio	7,696,379	1,932,275	(1,024,625)	907,650
U.S. Core Equity 1 Portfolio	2,892,080	373,791	(192,397)	181,394
U.S. Core Equity 2 Portfolio	5,345,154	686,201	(505,104)	181,097
U.S. Vector Equity Portfolio	1,781,908	260,113	(178,805)	81,308
U.S. Small Cap Portfolio	3,445,726	956,701	(351,856)	604,845
U.S. Micro Cap Portfolio	3,565,880	1,129,687	(614,968)	514,719
DFA Real Estate Securities Portfolio	3,424,060	529,566	(290,692)	238,874
Large Cap International Portfolio	1,656,833	313,326	(192,010)	121,316
International Core Equity Portfolio	5,422,169	498,991	(647,269)	(148,278)
International Small Company Portfolio	4,521,222	975,507	(646,387)	329,120
Japanese Small Company Portfolio	192,506	61,662	(131,967)	(70,305)
Asia Pacific Small Company Portfolio	99,548	70,207	(52,116)	18,091
United Kingdom Small Company Portfolio	29,397	23,680	(23,041)	639
Continental Small Company Portfolio	110,981	70,062	(66,321)	3,741
DFA International Real Estate Securities Portfolio	1,136,916	25,920	(217,089)	(191,169)
DFA Global Real Estate Securities Portfolio	522,613	100,002	(11,724)	88,278
DFA International Small Cap Value Portfolio	8,665,527	1,334,535	(1,538,772)	(204,237)
International Vector Equity Portfolio	304,801	81,786	(9,966)	71,820
Emerging Markets Portfolio	1,018,654	1,190,747	(78,150)	1,112,597
Emerging Markets Small Cap Portfolio	992,081	472,429	(61,193)	411,236
Emerging Markets Core Equity Portfolio	2,747,011	972,476	(139,216)	833,260

119

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax postions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (“the Portfolios”), having 100% investment in their respective master fund, have each made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, each of the Portfolios will maintain each respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the ”Check the Box“ election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

120

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio (“the Portfolio”), having 100% investment in its respective master fund, made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change the Series’ federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), the Portfolio has recognized the Master Fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, the Portfolio will maintain its respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$2,654	281	$7,979	1,266
Shares Issued in Lieu of Cash Distributions	158	18	423	64
Shares Redeemed	(2,806)	(301)	(5,207)	(844)

Net Increase (Decrease) — Class R1 Shares	$6	(2)	$3,195	486

Class R2 Shares
Shares Issued	$2,953	283	$1,638	210
Shares Issued in Lieu of Cash Distributions	12	1	27	4
Shares Redeemed	(657)	(71)	(626)	(85)

Net Increase (Decrease) — Class R2 Shares	$2,308	213	$1,039	129

Institutional Class Shares
Shares Issued	$579,025	40,831	$840,965	86,986
Shares Issued in Lieu of Cash Distributions	5,325	421	13,191	1,374
Shares Redeemed	(179,601)	(13,198)	(419,657)	(43,424)

Net Increase (Decrease) — Institutional Class Shares	$404,749	28,054	$434,499	44,936

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H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Forward Currency Contracts:    Enhanced U.S. Large Company Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2010, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)

05/11/10	15,842	Canadian Dollar	$15,814	$15,596	$218
05/11/10	12,230	Pound Sterling	18,781	18,711	70
05/11/10	10,161	Euro	13,499	13,530	(31)

			$48,094	$47,837	$257

*	During the six months ended April 30, 2010, the Portfolio had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

122

4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At April 30, 2010, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description		Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)

Enhanced U.S. Large Company Portfolio	S&P 500 Index	®	06/18/2010	533	$157,688,050	$7,261

Enhanced Securities have been segregated as collateral for open futures contracts.

*Outstanding	contracts on futures at April 30, 2010 are indicative of the volume of activity during the six-month period.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the six months ended April 30, 2010.

The following is a summary of the location of derivatives on the Portfolios’ Statements of Assets and Liabilities as of April 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Foreign exchange contracts	Unrealized Gain on	Unrealized Loss on Forward
	Forward Currency Contracts	Currency Contracts

Equity contracts		Payables: Futures
Margin Variation

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

		Asset Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$7,549	$288	$7,261*

123

		Liability Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$31	$31	—

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the six months ended April 30, 2010 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of: Translation of
Foreign Currency Denominated Amounts

Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$18,773	$862	$17,911
U.S. Targeted Value Portfolio*	(256)	—	(256)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$5,774	$218	$5,556

*	As of April 30, 2010, there were no futures contracts outstanding. During the six months ended April 30, 2010, the Portfolios had limited activity in these transactions.

I. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

124

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

U.S. Targeted Value Portfolio	1.94%	$ 3,487	2	—	$ 4,041
U.S. Small Cap Value Portfolio	1.96%	6,455	30	$11	18,805
U.S. Vector Equity Portfolio	1.97%	1,170	4	—	2,221
U.S. Small Cap Portfolio	1.99%	10,715	10	6	20,785
U.S. Micro Cap Portfolio	1.95%	1,276	21	1	3,634
DFA Real Estate Securities Portfolio	1.97%	2,598	60	9	10,010
DFA Global Real Estate Securities Portfolio	1.94%	1,826	5	—	6,942

At April 30, 2010, U.S. Vector Equity Portfolio had a loan outstanding in the amount of $558 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

International Small Company Portfolio	0.88%	$8,794	7	$ 2	$12,990
DFA International Real Estate Securities Portfolio	0.88%	11,324	14	4	22,677
DFA International Small Cap Value Portfolio	0.88%	12,643	17	5	31,973
International Vector Equity Portfolio	0.88%	126	1	—	126
Emerging Markets Core Equity Portfolio	0.91%	4,879	5	1	8,678

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

J. Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

125

Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the ”Money Market Series“), an affiliated registered money market advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

In accordance with guidelines described in the Portfolios’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, Emerging Markets Portfolio realized net gains of in-kind redemptions in the amount of $17,805 (amount in thousands).

N. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares

Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	83%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	78%
U.S. Targeted Value Portfolio — Class R1 Shares	1	95%
U.S. Targeted Value Portfolio — Class R2 Shares	1	84%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	55%

126

	Number of Shareholders	Approximate Percentage of Outstanding Shares

U.S. Small Cap Value Portfolio — Institutional Class Shares	2	51%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	3	66%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	67%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	89%
U.S. Small Cap Portfolio — Institutional Class Shares	3	53%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	55%
DFA Real Estate Securities Portfolio — Institutional Class Shares	3	73%
Large Cap International Portfolio — Institutional Class Shares	2	73%
International Core Equity Portfolio — Institutional Class Shares	3	69%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	68%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	78%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	89%
Continental Small Company Portfolio — Institutional Class Shares	3	72%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	3	83%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	89%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	48%
International Vector Equity Portfolio — Institutional Class Shares	3	88%
Emerging Markets Portfolio — Institutional Class Shares	3	67%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	1	32%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	2	64%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLE
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

Actual Fund Return
Class R2 Shares	$1,000.00	$1,042.00	0.72%	$3.65
Institutional Class Shares	$1,000.00	$1,043.90	0.44%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.22	0.72%	$3.61
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

128

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

129

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

DFA INTERNATIONAL VALUE PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$4,792,147,538

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,741,763,594)	$4,792,147,538

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$4,792,147,538	—	—	$4,792,147,538

See accompanying Notes to Financial Statements.

130

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$4,792,148
Receivables:
Fund Shares Sold	7,614
Prepaid Expenses and Other Assets	66

Total Assets	4,799,828

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	5,682
Fund Shares Redeemed	1,933
Due to Advisor	824
Accrued Expenses and Other Liabilities	267

Total Liabilities	8,706

NET ASSETS	$4,791,122

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,553 and shares outstanding of 680,336	$6.69

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $4,786,569 and shares outstanding of 280,320,512	$17.08

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investment in Affiliated Investment Company at Cost	$3,741,764

NET ASSETS CONSIST OF:
Paid-In Capital	$4,971,371
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	30,413
Accumulated Net Realized Gain (Loss)	(1,261,023)
Net Unrealized Foreign Exchange Gain (Loss)	(23)
Net Unrealized Appreciation (Depreciation)	1,050,384

NET ASSETS	$4,791,122

See accompanying Notes to Financial Statements.

131

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,224)	$52,914
Interest	14
Income from Securities Lending	2,276
Expenses Allocated from Affiliated Investment Company	(5,326)

Total Investment Income	49,878

Expenses
Administrative Services Fees	4,679
Accounting & Transfer Agent Fees	41
Shareholder Servicing Fees — Class R2 Shares	5
Filing Fees	73
Shareholders’ Reports	76
Directors’/Trustees’ Fees & Expenses	27
Professional Fees	55
Other	22

Total Expenses	4,978

Net Investment Income (Loss)	44,900

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461
Foreign Currency Transactions	(1,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341
Translation of Foreign Currency Denominated Amounts	(195)

Net Realized and Unrealized Gain (Loss)	149,462

Net Increase (Decrease) in Net Assets Resulting from Operations	$194,362

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

132

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,900	$106,511
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461	45,432
Futures	—	(824)
Foreign Currency Transactions	(1,145)	2,711
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341	988,043
Translation of Foreign Currency Denominated Amounts	(195)	172

Net Increase (Decrease) in Net Assets Resulting from Operations	194,362	1,142,045

Distributions From:
Net Investment Income:
Class R2 Shares	(50)	(208)
Institutional Class Shares	(27,398)	(105,492)

Total Distributions	(27,448)	(105,700)

Capital Share Transactions:
Shares Issued	545,439	1,077,621
Shares Issued in Lieu of Cash Distributions	25,746	98,218
Shares Redeemed	(388,266)	(1,124,340)

Net Increase (Decrease) from Capital Share Transactions	182,919	51,499

Total Increase (Decrease) in Net Assets	349,833	1,087,844
Net Assets
Beginning of Period	4,441,289	3,353,445

End of Period	$4,791,122	$4,441,289

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$30,413	$12,961

See accompanying Notes to Financial Statements.

133

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period April 30, 2008(a) to Oct. 31, 2008

	(Unaudited)

Net Asset Value, Beginning of Period	$ 6.51		$ 5.16		$ 10.00

Income from Investment Operations

Net Investment Income (Loss)	0.06	(A)	0.16	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		1.56		(4.46)

Total from Investment Operations	0.27		1.72		(4.21)

Less Distributions

Net Investment Income	(0.09)		(0.37)		(0.63)

Net Realized Gains	—		—		—

Total Distributions	(0.09)		(0.37)		(0.63)

Net Asset Value, End of Period	$ 6.69		$ 6.51		$ 5.16

Total Return	4.20%	(C)	34.86%		(44.63	)%(C)

Net Assets, End of Period (thousands)	$4,553		$3,443		$3,372
Ratio of Expenses to Average Net Assets (D)	0.72%	(B)	0.74%		0.73%	(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.70%	(B)	2.96%		7.47%	(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

134

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20

Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.40	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.56	3.92	(12.44)	3.09	5.37	1.89	3.58

Total from Investment Operations	0.72	4.32	(11.70)	3.81	6.03	2.37	3.84

Less Distributions
Net Investment Income	(0.10)	(0.40)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)
Net Realized Gains	—	—	(0.49)	(0.38)	(0.34)	(0.01)	—

Total Distributions	(0.10)	(0.40)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)

Net Asset Value, End of Period	$17.08	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73

Total Return	4.39	%(C)	35.11%	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%

Net Assets, End of Period (thousands)	$4,786,569	$4,437,846	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.46%	0.44	%(B)	0.44%	0.44%	0.48%	0.51%
Ratio of Net Investment Income to Average Net Assets	1.93	%(B)	3.00%	3.86	%(B)	2.89%	3.25%	2.86%	1.87%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

135

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio (the “Portfolio”) is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 72% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of April 30, 2010, Class R1 shares has 100,000,000 authorized shares and has not commenced operations.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

136

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $119 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:     The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right

137

to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$2,694	$(2,694)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$156,076	$ 69,683	$225,759
2008	218,970	106,309	325,279
2009	105,700	—	105,700

138

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$13,063	—	$(1,348,208)	$(1,335,145)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforwards in the amount of $1,348,208 to offset future realized capital gains expiring in 2016.

For the year ended October 31, 2009, the Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $44,756 (amount in thousands).

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,741,896	$1,114,718	$(64,466)	$1,050,252

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax postions and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

139

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$1,591	238	$1,393	263
Shares Issued in Lieu of Cash Distributions	50	8	207	38
Shares Redeemed	(627)	(94)	(2,329)	(425)

Net Increase (Decrease) — Class R2 Shares	$1,014	152	$(729)	(124)

Institutional Class Shares
Shares Issued	$543,848	32,023	$1,076,228	84,945
Shares Issued in Lieu of Cash Distributions	25,696	1,528	98,011	7,185
Shares Redeemed	(387,639)	(22,842)	(1,122,011)	(89,725)

Net Increase (Decrease) — Institutional Class Shares	$181,905	10,709	$52,228	2,405

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is

140

unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At April 30, 2010, three shareholders held approximately 84% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 47% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subseqent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

141

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

142

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The Japanese Small Company Series

Actual Fund Return	$1,000.00	$1,069.20	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Asia Pacific Small Company Series

Actual Fund Return	$1,000.00	$1,135.40	0.16%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

The United Kingdom Small Company Series

Actual Fund Return	$1,000.00	$1,094.20	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Continental Small Company Series

Actual Fund Return	$1,000.00	$1,052.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Canadian Small Company Series

Actual Fund Return	$1,000.00	$1,304.10	0.14%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Emerging Markets Series

Actual Fund Return	$1,000.00	$1,146.10	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

The Emerging Markets Small Cap Series

Actual Fund Return	$1,000.00	$1,199.80	0.29%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

143

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series
Consumer Discretionary	18.2%
Consumer Staples	6.9%
Energy	14.4%
Financials	25.9%
Health Care	6.1%
Industrials	14.2%
Information Technology	3.8%
Materials	4.6%
Telecommunication Services	5.0%
Utilities	0.9%

100.0%

The DFA International Value Series
Consumer Discretionary	13.9%
Consumer Staples	5.9%
Energy	7.7%
Financials	36.6%
Health Care	0.9%
Industrials	10.7%
Information Technology	3.6%
Materials	12.4%
Other	—
Telecommunication Services	6.6%
Utilities	1.7%

100.0%

The Japanese SmallCompany Series
Consumer Discretionary	21.8%
Consumer Staples	9.5%
Energy	1.2%
Financials	10.4%
Health Care	3.7%
Industrials	27.9%
Information Technology	12.2%
Materials	12.5%
Telecommunication Services	0.1%
Utilities	0.7%

100.0%

144

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The Asia Pacific Small Company Series
Consumer Discretionary	23.8%
Consumer Staples	4.1%
Energy	6.2%
Financials	12.9%
Health Care	6.2%
Industrials	22.9%
Information Technology	5.4%
Materials	12.2%
Other	0.1%
Real Estate Investment Trusts	0.1%
Telecommunication Services	2.6%
Utilities	3.5%

100.0%

The United Kingdom Small Company Series
Consumer Discretionary	20.7%
Consumer Staples	4.1%
Energy	4.6%
Financials	12.7%
Health Care	2.8%
Industrials	34.5%
Information Technology	13.7%
Materials	4.9%
Other	—
Telecommunication Services	0.9%
Utilities	1.1%

100.0%

The Continental Small Company Series
Consumer Discretionary	14.5%
Consumer Staples	7.0%
Energy	6.0%
Financials	15.9%
Health Care	8.4%
Industrials	26.1%
Information Technology	8.6%
Materials	10.2%
Other	—
Telecommunication Services	1.0%
Utilities	2.3%

100.0%

The Canadian Small Company Series
Consumer Discretionary	13.9%
Consumer Staples	2.3%
Energy	18.4%
Financials	7.1%
Health Care	4.9%
Industrials	7.8%
Information Technology	6.4%
Materials	38.2%
Telecommunication Services	0.3%
Utilities	0.7%

100.0%

The Emerging Markets Series
Consumer Discretionary	6.0%
Consumer Staples	8.6%
Energy	14.6%
Financials	20.2%
Health Care	2.1%
Industrials	6.0%
Information Technology	15.0%
Materials	14.1%
Other	—
Telecommunication Services	9.9%
Utilities	3.5%

100.0%

The Emerging Markets Small Cap Series
Consumer Discretionary	18.3%
Consumer Staples	10.5%
Energy	1.8%
Financials	15.7%
Health Care	4.9%
Industrials	17.9%
Information Technology	9.4%
Materials	16.3%
Other	0.2%
Real Estate Investment Trusts	—
Telecommunication Services	0.8%
Utilities	4.2%

100%

145

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp.	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc.	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

146

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628	0.3%

147

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

148

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

149

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

150

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

151

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

152

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.9%)
Consumer Discretionary — (19.2%)
*Alpine Electronics, Inc.	201,800	$2,848,424	0.2%
Exedy Corp.	119,000	3,139,735	0.2%
#K’s Holdings Corp.	156,927	4,167,060	0.3%
#Nifco, Inc.	162,700	3,638,360	0.3%
#Saizeriya Co., Ltd.	144,000	2,800,260	0.2%
Shochiku Co., Ltd.	385,400	3,301,744	0.3%
Toyobo Co., Ltd.	1,905,000	3,183,717	0.3%
Other Securities		245,583,937	19.7%

Total Consumer Discretionary		268,663,237	21.5%

Consumer Staples — (8.3%)
#Fancl Corp.	157,300	2,793,663	0.2%
Life Corp.	183,400	3,020,989	0.3%
#Megmilk Snow Brand Co., Ltd.	178,800	3,011,113	0.2%
Morinaga Milk Industry Co., Ltd.	852,000	3,442,130	0.3%
Nisshin Oillio Group, Ltd. (The)	534,000	2,814,121	0.2%
Other Securities		101,788,603	8.2%

Total Consumer Staples		116,870,619	9.4%

Energy — (1.1%)
Other Securities		14,795,802	1.2%

Financials — (9.2%)
#Bank of Iwate, Ltd. (The)	57,400	3,144,724	0.2%
Bank of Okinawa, Ltd. (The)	74,500	3,066,753	0.2%
Century Tokyo Leasing Corp.	279,790	3,685,649	0.3%
Kiyo Holdings, Inc.	2,135,900	2,788,784	0.2%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,474,027	0.3%
*Tokyo Tatemono Co., Ltd.	689,000	3,177,317	0.3%
Other Securities		109,247,126	8.8%

Total Financials		128,584,380	10.3%

Health Care — (3.3%)
Kaken Pharmaceutical Co., Ltd.	348,000	2,822,402	0.2%
Nihon Kohden Corp.	151,200	2,894,218	0.3%
#Nipro Corp.	180,100	3,408,080	0.3%
Other Securities		36,448,209	2.9%

Total Health Care		45,572,909	3.7%

Industrials — (24.5%)
Central Glass Co., Ltd.	601,000	2,891,587	0.2%
#Daiseki Co., Ltd.	144,563	3,185,575	0.3%
#*Fuji Electric Holdings Co., Ltd.	1,214,000	3,646,711	0.3%
Futaba Corp.	149,000	3,028,498	0.3%
Hanwa Co., Ltd.	697,000	2,973,897	0.2%
JS Group Corp.	149,150	2,925,118	0.2%
#Meidensha Corp.	734,050	3,356,624	0.3%
Meitec Corp.	131,700	2,765,124	0.2%
#Miura Co., Ltd.	132,100	3,230,098	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,938,839	0.2%
Takara Standard Co., Ltd.	485,000	3,178,057	0.3%
Other Securities		309,575,403	24.8%

Total Industrials		343,695,531	27.6%

Information Technology — (10.7%)
*Alps Electric Co., Ltd.	487,500	3,547,413	0.3%

153

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Capcom Co., Ltd.	153,100	$3,088,848	0.2%
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,660,794	0.3%
#eAccess, Ltd.	4,312	3,440,003	0.3%
Horiba, Ltd.	98,800	2,915,842	0.2%
#Hosiden Corp.	243,000	3,068,779	0.2%
IT Holdings Corp.	262,001	3,747,893	0.3%
#Nichicon Corp.	263,300	3,524,402	0.3%
Ryosan Co., Ltd.	122,000	3,252,940	0.3%
Other Securities		119,667,277	9.6%

Total Information Technology		149,914,191	12.0%

Materials — (11.0%)
Adeka Corp.	331,700	3,142,920	0.3%
FP Corp.	61,200	2,817,371	0.2%
#Hokuetsu Kishu Paper Co., Ltd.	553,199	2,789,154	0.2%
Kureha Corp.	571,500	2,815,467	0.2%
Nihon Parkerizing Co., Ltd.	230,000	3,291,888	0.3%
#Nippon Paint Co., Ltd.	727,200	4,637,149	0.4%
Toagosei Co., Ltd.	897,000	4,113,370	0.3%
Zeon Corp.	503,000	3,036,885	0.2%
Other Securities		127,902,153	10.3%

Total Materials		154,546,357	12.4%

Telecommunication Services — (0.0%)
Other Securities		596,211	0.0%

Utilities — (0.6%)
#Saibu Gas Co., Ltd.	1,268,000	3,409,619	0.3%
Other Securities		5,609,517	0.4%

Total Utilities		9,019,136	0.7%

TOTAL COMMON STOCKS		1,232,258,373	98.8%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/06/10 (Collateralized by $2,020,000 FHLMC 5.00%, 10/15/24, valued at $2,168,975) to be repurchased at $2,134,068	$2,134	2,134,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund	166,288,935	166,288,935	13.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $940,896) to be repurchased at $928,879	$929	928,865	0.1%

TOTAL SECURITIES LENDING COLLATERAL		167,217,800	13.4%

154

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,529,579,040)	$1,401,610,173	112.4%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$34,928	$268,628,309	—	$268,663,237
Consumer Staples	—	116,870,619	—	116,870,619
Energy	—	14,795,802	—	14,795,802
Financials	1,844,953	126,739,427	—	128,584,380
Health Care	—	45,572,909	—	45,572,909
Industrials	—	343,695,531	—	343,695,531
Information Technology	—	149,914,191	—	149,914,191
Materials	—	154,546,357	—	154,546,357
Telecommunication Services	—	596,211	—	596,211
Utilities	—	9,019,136	—	9,019,136
Temporary Cash Investments	—	2,134,000	—	2,134,000
Securities Lending Collateral	—	167,217,800	—	167,217,800

TOTAL	$1,879,881	$1,399,730,292	—	$1,401,610,173

See accompanying Notes to Financial Statements.

155

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
AUSTRALIA — (45.6%)
Adelaide Brighton, Ltd.	1,480,311	$3,981,993	0.5%
#*Andean Resources, Ltd.	1,464,837	4,276,604	0.5%
Ansell, Ltd.	362,027	4,270,580	0.5%
#APA Group, Ltd.	1,222,316	4,075,912	0.5%
Australian Infrastructure Fund NL	2,805,723	5,095,900	0.6%
#Australian Pharmaceutical Industries, Ltd.	8,284,125	4,250,600	0.5%
*Australian Worldwide Exploration, Ltd.	1,531,333	3,460,809	0.4%
*AWB, Ltd.	3,807,619	3,599,988	0.4%
*Boart Longyear Group	11,160,269	3,331,322	0.4%
Bradken, Ltd.	582,247	3,897,011	0.5%
#Campbell Brothers, Ltd.	284,996	7,818,642	1.0%
Centennial Coal Co., Ltd.	1,207,405	4,698,800	0.6%
Challenger Financial Services Group, Ltd.	1,750,037	6,641,119	0.8%
ConnectEast Group, Ltd.	10,162,837	4,001,674	0.5%
#David Jones, Ltd.	1,296,067	5,557,080	0.7%
#Downer EDI, Ltd.	670,736	4,288,246	0.5%
DUET Group, Ltd.	3,068,784	5,007,244	0.6%
#Flight Centre, Ltd.	192,954	3,513,110	0.4%
#Healthscope, Ltd.	881,682	3,541,694	0.4%
*Iluka Resources, Ltd.	1,063,988	4,530,720	0.6%
#Invocare, Ltd.	552,483	3,192,985	0.4%
#Ioof Holdings, Ltd.	950,183	5,746,768	0.7%
JB Hi-Fi, Ltd.	315,065	5,608,203	0.7%
*Karoon Gas Australia, Ltd.	628,673	4,289,449	0.5%
Kingsgate Consolidated, Ltd.	402,364	3,157,513	0.4%
#Macarthur Coal, Ltd.	224,909	3,150,731	0.4%
#Monadelphous Group, Ltd.	302,955	4,295,601	0.5%
*Mount Gibson Iron, Ltd.	2,962,399	4,575,927	0.6%
*Navitas, Ltd.	1,205,167	5,767,881	0.7%
*Pacific Brands, Ltd.	4,412,120	4,818,447	0.6%
*PanAust, Ltd.	8,757,197	4,067,557	0.5%
#Perpetual Trustees Australia, Ltd.	116,090	3,672,838	0.5%
#Ramsay Health Care, Ltd.	259,021	3,234,135	0.4%
#Reece Australia, Ltd.	238,457	5,507,771	0.7%
*Riversdale Mining, Ltd.	692,356	5,811,035	0.7%
#Seek, Ltd.	666,916	5,118,282	0.6%
Southern Cross Media Group NL	1,572,128	3,153,722	0.4%
#Super Cheap Auto Group, Ltd.	711,023	3,654,930	0.5%
*Ten Network Holdings, Ltd.	2,056,782	3,426,274	0.4%
Transfield Services, Ltd.	954,232	3,479,794	0.4%
#UGL, Ltd.	332,576	4,496,941	0.6%
#West Australian Newspapers Holdings, Ltd.	728,122	5,277,439	0.6%
Other Securities		251,278,582	30.8%

TOTAL AUSTRALIA		436,621,853	53.5%

HONG KONG — (21.7%)
Giordano International, Ltd.	6,824,000	3,156,104	0.4%
Pacific Basin Shipping, Ltd.	5,837,000	4,413,779	0.5%
PCCW, Ltd.	12,632,000	3,818,685	0.5%
#Techtronic Industries Co., Ltd.	3,787,000	3,935,177	0.5%
Other Securities		192,052,469	23.5%

TOTAL HONG KONG		207,376,214	25.4%

MALAYSIA — (0.0%)
Other Securities		4,051	0.0%

156

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (5.1%)
Fisher & Paykel Healthcare Corp., Ltd.	2,409,822	$6,153,780	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	5,794,428	0.7%
Other Securities		37,389,346	4.6%

TOTAL NEW ZEALAND		49,337,554	6.1%

SINGAPORE — (11.9%)
*Parkway Holdings, Ltd.	1,326,133	3,246,049	0.4%
Venture Corp., Ltd.	678,000	4,850,273	0.6%
Other Securities		105,375,176	12.9%

TOTAL SINGAPORE		113,471,498	13.9%

TOTAL COMMON STOCKS		806,811,170	98.9%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		786,083	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		7,139	0.0%

HONG KONG — (0.0%)
Other Securities		193,978	0.0%

SINGAPORE — (0.0%)
Other Securities		170,397	0.0%

TOTAL RIGHTS/WARRANTS		371,514	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,425,000 FNMA 1.213%(v), 11/25/39, valued at $8,111,756) to be repurchased at $7,990,127	$7,990	7,990,000	1.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.8%)
§@DFA Short Term Investment Fund	140,583,847	140,583,847	17.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $545,948) to be repurchased at $538,975	$539	538,967	0.1%

TOTAL SECURITIES LENDING COLLATERAL		141,122,814	17.3%

TOTAL INVESTMENTS — (100.0%) (Cost $820,790,134)		$957,081,581	117.3%

157

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,814,217	$433,807,636	—	$436,621,853
Hong Kong	849,435	206,526,779	—	207,376,214
Malaysia	—	4,051	—	4,051
New Zealand	464,363	48,873,191	—	49,337,554
Singapore	801,697	112,669,801	—	113,471,498
Preferred Stocks
Australia	—	786,083	—	786,083
Rights/Warrants
Australia	7,120	19	—	7,139
Hong Kong	35,650	158,328	—	193,978
Singapore	170,397	—	—	170,397
Temporary Cash Investments	—	7,990,000	—	7,990,000
Securities Lending Collateral	—	141,122,814	—	141,122,814

TOTAL	$5,142,879	$951,938,702	—	$957,081,581

See accompanying Notes to Financial Statements.

158

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.8%)
Consumer Discretionary — (20.1%)
Aegis Group P.L.C.	3,149,142	$6,256,389	0.7%
*DSG International P.L.C.	10,089,373	5,076,384	0.6%
Halfords Group P.L.C.	752,842	5,831,598	0.7%
Informa P.L.C.	1,449,124	8,746,402	1.0%
*Persimmon P.L.C.	700,629	5,094,528	0.6%
United Business Media P.L.C.	864,643	7,299,365	0.8%
Other Securities		139,390,172	16.1%

Total Consumer Discretionary		177,694,838	20.5%

Consumer Staples — (4.0%)
PZ Cussons P.L.C.	1,298,024	5,394,895	0.6%
Other Securities		29,897,987	3.5%

Total Consumer Staples		35,292,882	4.1%

Energy — (4.4%)
*Dana Petroleum P.L.C.	333,328	6,146,559	0.7%
*Premier Oil P.L.C.	335,099	6,489,572	0.8%
*Soco International P.L.C.	223,095	5,549,243	0.6%
Other Securities		21,116,681	2.4%

Total Energy		39,302,055	4.5%

Financials — (12.3%)
Aberdeen Asset Management P.L.C.	2,558,118	5,371,881	0.6%
Amlin P.L.C.	1,063,929	6,087,386	0.7%
Catlin Group, Ltd. P.L.C.	977,375	5,257,079	0.6%
Close Brothers Group P.L.C.	481,680	5,361,460	0.6%
#Henderson Group P.L.C.	2,936,019	6,558,889	0.8%
Hiscox, Ltd. P.L.C.	1,517,006	7,723,171	0.9%
IG Group Holdings P.L.C.	1,241,907	7,701,442	0.9%
Jardine Lloyd Thompson Group P.L.C.	603,449	5,112,633	0.6%
Provident Financial P.L.C.	461,410	5,894,440	0.7%
Other Securities		53,851,507	6.2%

Total Financials		108,919,888	12.6%

Health Care — (2.8%)
SSL International P.L.C.	753,239	9,868,934	1.1%
Other Securities		14,477,675	1.7%

Total Health Care		24,346,609	2.8%

Industrials — (33.4%)
Aggreko P.L.C.	611,546	11,391,474	1.3%
Arriva P.L.C.	655,941	7,642,321	0.9%
#Babcock International Group P.L.C.	811,461	7,236,430	0.9%
Carillion P.L.C.	1,523,518	7,955,304	0.9%
Charter International P.L.C.	614,873	7,549,495	0.9%
Chemring Group P.L.C.	128,869	7,180,111	0.8%
De la Rue P.L.C.	387,017	5,391,296	0.6%
Hays P.L.C.	4,680,905	7,955,413	0.9%
Homeserve P.L.C.	220,105	6,706,453	0.8%
IMI P.L.C.	1,191,221	12,953,350	1.5%
Intertek Group P.L.C.	539,854	12,260,610	1.4%
Meggitt P.L.C.	1,630,199	7,757,004	0.9%
Michael Page International P.L.C.	1,235,568	8,036,307	0.9%
Regus P.L.C.	3,178,152	5,594,804	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	7,095,437	0.8%
Tomkins P.L.C.	3,282,427	12,417,818	1.4%

159

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
*Travis Perkins P.L.C.	482,448	$6,231,047	0.7%
Ultra Electronics Holdings P.L.C.	267,145	6,307,382	0.7%
#VT Group P.L.C.	677,021	7,707,937	0.9%
Weir Group P.L.C. (The)	479,090	7,192,192	0.8%
Other Securities		133,003,894	15.4%

Total Industrials		295,566,079	34.1%

Information Technology — (13.2%)
ARM Holdings P.L.C.	4,777,637	18,427,499	2.1%
Dimension Data Holdings P.L.C.	5,151,402	7,148,024	0.8%
Electrocomponents P.L.C.	1,576,293	5,396,820	0.6%
Halma P.L.C.	1,461,044	6,083,205	0.7%
Logica P.L.C.	3,167,765	6,627,538	0.8%
*Misys P.L.C.	1,833,430	6,528,528	0.7%
Rotork P.L.C.	348,025	7,471,351	0.9%
Spectris P.L.C.	490,382	6,710,282	0.8%
Other Securities		52,848,783	6.1%

Total Information Technology		117,242,030	13.5%

Materials — (4.7%)
Croda International P.L.C.	484,717	7,433,197	0.9%
Mondi P.L.C.	943,611	6,369,567	0.7%
Other Securities		27,830,838	3.2%

Total Materials		41,633,602	4.8%

Telecommunication Services — (0.8%)
Other Securities		7,276,846	0.8%

Utilities — (1.1%)
Other Securities		9,629,833	1.1%

TOTAL COMMON STOCKS		856,904,662	98.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/04/10 (Collateralized by $5,070,000 FNMA 6.00%, 10/01/38, valued at $3,456,383) to be repurchased at $3,405,072.	$3,405	3,405,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.8%)
§@DFA Short Term Investment Fund	21,279,781	21,279,781	2.4%

160

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,290,540) to be repurchased at $3,248,512	$3,248	$3,248,463	0.4%

TOTAL SECURITIES LENDING COLLATERAL		24,528,244	2.8%

TOTAL INVESTMENTS — (100.0%) (Cost $871,826,348)		$884,837,906	102.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,458,708	$175,236,130	—	$177,694,838
Consumer Staples	244,809	35,048,073	—	35,292,882
Energy	—	39,302,055	—	39,302,055
Financials	531	108,919,357	—	108,919,888
Health Care	—	24,346,609	—	24,346,609
Industrials	842,433	294,723,646	—	295,566,079
Information Technology	—	117,242,030	—	117,242,030
Materials	—	41,633,602	—	41,633,602
Telecommunication Services	1,970,194	5,306,652	—	7,276,846
Utilities	—	9,629,833	—	9,629,833
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	3,405,000	—	3,405,000
Securities Lending Collateral	—	24,528,244	—	24,528,244

TOTAL	$5,516,675	$879,321,231	—	$884,837,906

See accompanying Notes to Financial Statements.

161

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (79.8%)
AUSTRIA — (2.5%)
Andritz AG	116,739	$7,147,662	0.4%
Other Securities		47,944,956	2.7%

TOTAL AUSTRIA		55,092,618	3.1%

BELGIUM — (3.5%)
Bekaert SA	56,385	10,081,272	0.6%
D’Ieteren SA	12,852	6,020,251	0.3%
Other Securities		60,678,302	3.4%

TOTAL BELGIUM		76,779,825	4.3%

DENMARK — (2.4%)
Other Securities		53,532,825	3.0%

FINLAND — (6.5%)
#KCI Konecranes Oyj	232,703	7,470,867	0.4%
#Metso Corp. Oyj	206,460	7,964,260	0.5%
*M-Real Oyj Series B	3,525,955	12,251,527	0.7%
#Nokian Renkaat Oyj	325,926	7,661,297	0.4%
Other Securities		108,340,211	6.1%

TOTAL FINLAND		143,688,162	8.1%

FRANCE — (10.7%)
Arkema SA	199,362	8,316,785	0.5%
*Atos Origin SA	143,571	7,275,071	0.4%
#Bourbon SA	155,755	6,747,054	0.4%
*Compagnie Generale de Geophysique-Veritas SA	219,970	6,622,483	0.4%
*Gemalto NV	149,247	6,652,952	0.4%
Havas SA	1,165,955	6,244,766	0.3%
Nexans SA	92,377	7,282,145	0.4%
SEB SA	87,918	6,686,682	0.4%
Societe BIC SA	84,787	6,591,662	0.4%
*Valeo SA	232,962	7,792,093	0.4%
Other Securities		165,053,841	9.2%

TOTAL FRANCE		235,265,534	13.2%

GERMANY — (11.6%)
*Aareal Bank AG	492,663	10,749,514	0.6%
#Aixtron AG	259,027	8,183,192	0.5%
Aurubis AG	144,707	7,327,699	0.4%
Bilfinger Berger AG	162,980	10,808,808	0.6%
#Lanxess AG	218,704	10,328,223	0.6%
MTU Aero Engines Holding AG	163,223	8,948,890	0.5%
Rheinmetall AG	107,359	7,473,083	0.4%
Rhoen-Klinikum AG	379,608	9,758,046	0.5%
#*SGL Carbon SE	217,830	7,062,079	0.4%
#Software AG	70,053	8,018,342	0.5%
Stada Arzneimittel AG	173,213	6,791,594	0.4%
Wincor Nixdorf AG	112,151	7,627,473	0.4%
Other Securities		152,976,235	8.6%

TOTAL GERMANY		256,053,178	14.4%

GREECE — (2.2%)
Other Securities		49,026,184	2.7%

IRELAND — (2.4%)
DCC P.L.C.	308,989	8,252,891	0.5%

162

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (Continued)
*Dragon Oil P.L.C.	1,347,570	$9,949,190	0.6%
Paddy Power P.L.C.	180,573	6,347,171	0.3%
Other Securities		28,513,507	1.6%

TOTAL IRELAND		53,062,759	3.0%

ITALY — (6.6%)
Other Securities		143,965,536	8.1%

NETHERLANDS — (4.9%)
Imtech NV	240,919	7,597,862	0.4%
Koninklijke Boskalis Westminster NV	133,054	6,001,579	0.3%
Nutreco Holding NV	136,273	8,526,171	0.5%
Other Securities		85,008,577	4.8%

TOTAL NETHERLANDS		107,134,189	6.0%

NORWAY — (3.6%)
#*TGS Nopec Geophysical Co. ASA	404,241	7,747,472	0.5%
Other Securities		71,749,044	4.0%

TOTAL NORWAY		79,496,516	4.5%

PORTUGAL — (1.0%)
Other Securities		22,745,625	1.3%

SPAIN — (4.5%)
#Ebro Puleva SA	312,280	5,815,276	0.3%
Other Securities		93,160,881	5.2%

TOTAL SPAIN		98,976,157	5.5%

SWEDEN — (6.3%)
#Boliden AB	497,124	6,839,672	0.4%
#Elekta AB Series B	302,500	7,855,659	0.4%
Modern Times Group AB Series B	107,750	6,561,146	0.4%
*Trelleborg AB Series B	878,565	6,356,388	0.3%
Other Securities		110,036,538	6.2%

TOTAL SWEDEN		137,649,403	7.7%

SWITZERLAND — (10.9%)
Aryzta AG	265,691	10,151,959	0.6%
*Bank Sarasin & Cie AG Series B	172,644	6,715,373	0.4%
*Clariant AG	756,817	10,441,951	0.6%
#Galenica Holding AG	15,281	5,942,441	0.3%
#*Logitech International SA	376,693	6,149,652	0.3%
PSP Swiss Property AG	141,111	8,398,369	0.5%
Sika AG	4,203	7,465,288	0.4%
Swiss Prime Site AG	163,073	9,643,069	0.5%
#Valiant Holding AG	33,293	6,330,913	0.4%
Other Securities		169,140,498	9.5%

TOTAL SWITZERLAND		240,379,513	13.5%

UNITED KINGDOM — (0.2%)
Other Securities		4,524,669	0.2%

TOTAL COMMON STOCKS		1,757,372,693	98.6%

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,894,634	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BELGIUM — (0.0%)
Other Securities		$453	0.0%

FRANCE — (0.0%)
Other Securities		226,828	0.0%

ITALY — (0.0%)
Other Securities		11,386	0.0%

SPAIN — (0.0%)
Other Securities		7,659	0.0%

SWEDEN — (0.0%)
Other Securities		70,891	0.0%

SWITZERLAND — (0.0%)
Other Securities		23,702	0.0%

TOTAL RIGHTS/WARRANTS		340,919	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,045,000 FHLMC 6.50%, 09/01/37, valued at $12,794,553) to be repurchased at $12,605,200	$12,605	12,605,000	0.7%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund	428,637,743	428,637,743	24.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $296,485) to be repurchased at $290,677	$291	290,672	0.0%

TOTAL SECURITIES LENDING COLLATERAL		428,928,415	24.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,976,947,922)		$2,201,141,661	123.5%

164

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$196,925	$54,895,693	—	$55,092,618
Belgium	229,798	76,550,027	—	76,779,825
Denmark	122,467	53,410,358	—	53,532,825
Finland	1,312,997	142,375,165	—	143,688,162
France	537,962	234,727,572	—	235,265,534
Germany	78,693	255,974,485	—	256,053,178
Greece	337,462	48,688,722	—	49,026,184
Ireland	—	53,062,759	—	53,062,759
Italy	—	143,965,536	—	143,965,536
Netherlands	961,586	106,172,603	—	107,134,189
Norway	32,438	79,464,078	—	79,496,516
Portugal	234,934	22,510,691	—	22,745,625
Spain	—	98,976,157	—	98,976,157
Sweden	1,027,633	136,621,770	—	137,649,403
Switzerland	3,155,156	237,224,357	—	240,379,513
United Kingdom	1,048,251	3,476,418	—	4,524,669
Preferred Stocks
Switzerland	1,894,634	—	—	1,894,634
Rights/Warrants
Austria	—	—	—	—
Belgium	453	—	—	453
France	226,760	68	—	226,828
Italy	11,386	—	—	11,386
Spain	7,659	—	—	7,659
Sweden	—	70,891	—	70,891
Switzerland	23,702	—	—	23,702
Temporary Cash Investments	—	12,605,000	—	12,605,000
Securities Lending Collateral	—	428,928,415	—	428,928,415

TOTAL	$11,440,896	$2,189,700,765	—	$2,201,141,661

See accompanying Notes to Financial Statements.

165

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.9%)
Consumer Discretionary — (12.0%)
Astral Media, Inc. Class A	186,347	$6,475,733	1.3%
Corus Entertainment, Inc. Class B	278,300	5,602,712	1.1%
Dorel Industries, Inc. Class B	107,500	3,806,630	0.8%
#*Gildan Activewear, Inc.	246,010	7,139,570	1.4%
Groupe Aeroplan, Inc.	485,521	5,305,457	1.1%
#Linamar Corp.	179,780	3,606,927	0.7%
Quebecor, Inc. Class B	159,493	5,674,421	1.1%
Reitmans Canada, Ltd. Class A	193,400	3,583,174	0.7%
*RONA, Inc.	426,885	7,291,253	1.4%
Other Securities		21,801,179	4.3%

Total Consumer Discretionary		70,287,056	13.9%

Consumer Staples — (2.0%)
*Cott Corp.	512,400	4,287,655	0.9%
Other Securities		7,248,375	1.4%

Total Consumer Staples		11,536,030	2.3%

Energy — (15.8%)
#*Bankers Petroleum, Ltd.	685,432	6,045,945	1.2%
*Crew Energy, Inc.	250,936	4,508,350	0.9%
#Nuvista Energy, Ltd.	274,221	3,296,159	0.6%
Progress Energy Resources Corp.	385,252	4,615,591	0.9%
ShawCor, Ltd.	209,500	5,981,000	1.2%
Trican Well Service, Ltd.	391,971	4,977,777	1.0%
#*Uranium One, Inc.	1,819,900	4,604,394	0.9%
Other Securities		58,527,620	11.6%

Total Energy		92,556,836	18.3%

Financials — (6.1%)
#AGF Management, Ltd. Class B	348,279	5,962,366	1.2%
#Canadian Western Bank	226,200	5,342,132	1.0%
Home Capital Group, Inc.	113,700	5,316,745	1.0%
Laurentian Bank of Canada	92,400	4,013,278	0.8%
Other Securities		15,059,523	3.0%

Total Financials		35,694,044	7.0%

Health Care — (4.2%)
Biovail Corp.	329,038	5,581,143	1.1%
#*MDS, Inc.	464,108	4,148,553	0.8%
*SXC Health Solutions Corp.	84,161	5,851,832	1.2%
Other Securities		9,140,905	1.8%

Total Health Care		24,722,433	4.9%

Industrials — (6.7%)
#Russel Metals, Inc.	229,900	4,825,229	0.9%
*Stantec, Inc.	156,600	3,985,145	0.8%
Toromont Industries, Ltd.	214,900	6,006,114	1.2%
Other Securities		24,735,169	4.9%

Total Industrials		39,551,657	7.8%

Information Technology — (5.5%)
*Celestica, Inc.	797,607	7,867,712	1.6%
*MacDonald Dettweiler & Associates, Ltd.	129,900	5,175,284	1.0%
*Open Text Corp.	135,242	5,728,946	1.1%

166

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Other Securities		$13,487,537	2.7%

Total Information Technology		32,259,479	6.4%

Materials — (32.8%)
*Alamos Gold, Inc.	347,100	5,156,270	1.0%
*Canfor Corp.	330,690	3,392,193	0.7%
*Consolidated Thompson Iron Mines, Ltd.	454,936	3,869,509	0.8%
*Equinox Minerals, Ltd.	1,678,290	6,641,786	1.3%
*Euro Goldfields, Ltd.	521,060	3,811,258	0.7%
*Golden Star Resources, Ltd.	855,400	3,882,058	0.8%
*HudBay Minerals, Inc.	477,851	6,077,806	1.2%
*Lundin Mining Corp.	1,147,100	5,409,145	1.1%
Methanex Corp.	359,200	8,355,873	1.6%
*New Gold, Inc.	908,262	5,320,101	1.0%
#*Osisko Mining Corp.	685,640	7,255,985	1.4%
Pan Amer Silver Corp.	220,900	5,865,006	1.2%
#*Quadra Mining, Ltd.	260,350	3,952,153	0.8%
*SEMAFO, Inc.	689,365	4,397,603	0.9%
Sherritt International Corp.	706,329	5,493,206	1.1%
*Silver Standard Resources, Inc.	229,462	4,714,385	0.9%
#Silvercorp Metals, Inc.	482,000	3,952,609	0.8%
#*Taseko Mines, Ltd.	649,000	3,686,484	0.7%
#*Thompson Creek Metals Co., Inc.	474,700	6,079,786	1.2%
West Fraser Timber Co., Ltd.	123,716	5,358,834	1.1%
Other Securities		89,958,885	17.8%

Total Materials		192,630,935	38.1%

Telecommunication Services — (0.2%)
Other Securities		1,384,165	0.3%

Utilities — (0.6%)
Other Securities		3,455,638	0.7%

TOTAL COMMON STOCKS		504,078,273	99.7%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,120,000 FHLMC 5.00%, 10/15/24, valued at $1,202,600) to be repurchased at $1,180,019	$1,180	1,180,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund	80,305,118	80,305,118	15.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10, (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $971,753) to be repurchased at $952,714	$953	952,699	0.2%

TOTAL SECURITIES LENDING COLLATERAL		81,257,817	16.1%

167

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $600,757,081)	$586,516,090	116.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$70,287,056	—	—	$70,287,056
Consumer Staples	11,536,030	—	—	11,536,030
Energy	92,556,836	—	—	92,556,836
Financials	35,694,044	—	—	35,694,044
Health Care	24,722,433	—	—	24,722,433
Industrials	39,551,657	—	—	39,551,657
Information Technology	32,259,332	$147	—	32,259,479
Materials	192,630,935	—	—	192,630,935
Telecommunication Services	1,384,165	—	—	1,384,165
Utilities	3,455,638	—	—	3,455,638
Temporary Cash Investments	—	1,180,000	—	1,180,000
Securities Lending Collateral	—	81,257,817	—	81,257,817

TOTAL	$504,078,126	$82,437,964	—	$586,516,090

See accompanying Notes to Financial Statements.

168

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
Other Securities		$1,721,656	0.1%

BRAZIL — (3.3%)
Companhia Siderurgica Nacional SA	734,552	13,733,893	0.6%
Petroleo Brasilerio SA ADR	868,746	36,860,893	1.6%
Other Securities		30,077,170	1.3%

TOTAL BRAZIL		80,671,956	3.5%

CHILE — (1.5%)
Other Securities		37,770,574	1.7%

CHINA — (9.2%)
Bank of China, Ltd.	36,691,000	18,887,982	0.8%
China Construction Bank Corp.	21,737,000	17,679,518	0.8%
#China Life Insurance Co., Ltd. ADR	250,705	16,945,151	0.7%
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483	1.5%
#CNOOC, Ltd. ADR	67,956	11,954,820	0.5%
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598	1.1%
PetroChina Co., Ltd. ADR	115,210	13,264,127	0.6%
Tencent Holdings, Ltd.	700,600	14,470,766	0.6%
Other Securities		77,309,097	3.4%

TOTAL CHINA		229,428,542	10.0%

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286	0.6%
Other Securities		7,489,643	0.3%

TOTAL CZECH REPUBLIC		20,893,929	0.9%

HUNGARY — (1.3%)
#*OTP Bank NYRT	473,736	16,652,516	0.7%
Other Securities		16,368,600	0.7%

TOTAL HUNGARY		33,021,116	1.4%

INDIA — (10.9%)
HDFC Bank, Ltd.	386,733	17,145,011	0.7%
Infosys Technologies, Ltd.	449,681	27,426,840	1.2%
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740	0.6%
Reliance Industries, Ltd.	1,958,609	45,244,268	2.0%
Tata Consultancy Services, Ltd.	756,974	12,986,852	0.6%
Other Securities		153,802,995	6.7%

TOTAL INDIA		270,587,706	11.8%

INDONESIA — (2.4%)
PT Astra International Tbk	2,890,061	14,934,573	0.7%
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770	0.5%
Other Securities		33,532,822	1.5%

TOTAL INDONESIA		60,563,165	2.7%

ISRAEL — (1.5%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496	1.1%
Other Securities		12,923,591	0.6%

TOTAL ISRAEL		37,803,087	1.7%

MALAYSIA — (4.5%)
CIMB Group Holdings Berhad	2,785,627	12,334,742	0.5%

169

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (Continued)
Other Securities		$99,758,768	4.4%

TOTAL MALAYSIA		112,093,510	4.9%

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804	2.0%
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618	0.5%
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567	0.9%
Other Securities		87,246,332	3.8%

TOTAL MEXICO		164,096,321	7.2%

PHILIPPINES — (0.5%)
Other Securities		12,385,583	0.5%

POLAND — (1.3%)
Other Securities		32,992,799	1.4%

RUSSIA — (3.8%)
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180	1.5%
*Lukoil OAO Sponsored ADR	330,511	18,590,951	0.8%
Other Securities		41,167,583	1.8%

TOTAL RUSSIA		94,775,714	4.1%

SOUTH AFRICA — (8.1%)
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790	0.5%
Impala Platinum Holdings, Ltd.	478,692	13,424,808	0.6%
*MTN Group, Ltd.	1,659,950	24,217,399	1.0%
Naspers, Ltd. Series N	324,237	13,057,043	0.6%
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396	1.9%
Standard Bank Group, Ltd.	861,864	13,104,398	0.6%
Other Securities		81,769,338	3.6%

TOTAL SOUTH AFRICA		200,196,172	8.8%

SOUTH KOREA — (12.7%)
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806	0.5%
#Hyundai Motor Co., Ltd.	95,919	11,697,991	0.5%
POSCO	46,060	20,654,841	0.9%
Samsung Electronics Co., Ltd.	97,139	73,858,555	3.2%
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946	0.8%
Other Securities		179,110,260	7.9%

TOTAL SOUTH KOREA		314,905,399	13.8%

TAIWAN — (10.4%)
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166	0.5%
Formosa Plastics Corp.	5,051,648	11,222,961	0.5%
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710	0.9%
#Media Tek, Inc.	735,527	12,453,974	0.5%
Nan Ya Plastic Corp.	7,084,564	14,853,387	0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226	1.9%
Other Securities		142,354,282	6.2%

TOTAL TAIWAN		257,085,706	11.2%

THAILAND — (1.5%)
Other Securities		37,775,641	1.7%

TURKEY — (2.2%)
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993	0.6%

170

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (Continued)
Other Securities		$40,353,802	1.8%

TOTAL TURKEY		54,124,795	2.4%

TOTAL COMMON STOCKS		2,052,893,371	89.8%

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205	1.2%
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480	0.6%
Gerdau SA	756,268	12,425,724	0.5%
Itau Unibanco Holding SA	1,765,755	38,276,225	1.7%
Petroleo Brasilerio SA ADR	1,206,109	45,759,775	2.0%
Vale SA Series A	1,412,691	37,904,737	1.7%
Other Securities		43,261,900	1.9%

TOTAL BRAZIL		218,925,046	9.6%

TOTAL PREFERRED STOCKS		218,925,046	9.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		2,502	0.0%

MALAYSIA — (0.0%)
Other Securities		7,590	0.0%

TOTAL RIGHTS/WARRANTS		10,092	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070	9.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	1,317	1,317,198	0.1%

TOTAL SECURITIES LENDING COLLATERAL		206,786,259	9.1%

171

THE EMERGING MARKETS SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,281,019,294)	$2,484,030,768	108.7%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,721,656	—	—	$1,721,656
Brazil	80,671,956	—	—	80,671,956
Chile	37,770,574	—	—	37,770,574
China	85,209,043	$144,219,499	—	229,428,542
Czech Republic	—	20,893,929	—	20,893,929
Hungary	—	33,021,116	—	33,021,116
India	21,770,824	248,816,882	—	270,587,706
Indonesia	—	60,563,165	—	60,563,165
Israel	24,879,496	12,923,591	—	37,803,087
Malaysia	—	112,093,510	—	112,093,510
Mexico	164,088,501	7,820	—	164,096,321
Philippines	—	12,385,583	—	12,385,583
Poland	—	32,992,799	—	32,992,799
Russia	—	94,775,714	—	94,775,714
South Africa	60,558,996	139,637,176	—	200,196,172
South Korea	4,138,431	310,766,968	—	314,905,399
Taiwan	7,067,247	250,018,459	—	257,085,706
Thailand	37,775,641	—	—	37,775,641
Turkey	3	54,124,792	—	54,124,795
Preferred Stocks
Brazil	218,925,046	—	—	218,925,046
Rights/Warrants
Brazil	—	—	—	—
China	—	2,502	—	2,502
Malaysia	—	7,590	—	7,590
Temporary Cash Investments	—	5,416,000	—	5,416,000
Securities Lending Collateral	—	206,786,259	—	206,786,259

TOTAL	$744,577,414	$1,739,453,354	—	$2,484,030,768

See accompanying Notes to Financial Statements.

172

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.8%)
ARGENTINA — (0.0%)
Other Securities		$—	0.0%

BRAZIL — (6.7%)
Diagnosticos Da America SA	507,200	4,382,652	0.3%
Duratex SA	624,462	5,690,481	0.4%
Lojas Renner SA	273,700	6,786,406	0.5%
*Magnesita Refratarios SA	538,604	3,947,542	0.3%
*PDG Realty SA Empreendimentos e Participacoes	448,000	4,072,142	0.3%
Totvs SA	49,764	3,421,141	0.2%
Other Securities		78,501,135	5.4%

TOTAL BRAZIL		106,801,499	7.4%

CHILE — (2.4%)
*Empresas La Polar SA	745,043	4,328,557	0.3%
Other Securities		33,893,619	2.4%

TOTAL CHILE		38,222,176	2.7%

CHINA — (10.7%)
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	4,283,054	0.3%
China Travel International Investment Hong Kong, Ltd.	13,617,900	3,361,995	0.2%
China Yurun Food Group, Ltd.	2,013,000	6,142,667	0.4%
#Hopson Development Holdings, Ltd.	3,476,000	4,496,380	0.3%
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,674,104	0.3%
#*Semiconductor Manufacturing International Corp.	93,483,000	10,043,597	0.7%
Shenzhen International Holdings, Ltd.	42,344,300	3,177,793	0.2%
#Skyworth Digital Holdings, Ltd.	6,543,562	5,896,623	0.4%
Xinao Gas Holdings, Ltd.	2,178,000	6,586,811	0.5%
Other Securities		123,149,792	8.5%

TOTAL CHINA		170,812,816	11.8%

HUNGARY — (0.2%)
Other Securities		3,370,093	0.2%

INDIA — (11.5%)
*LIC Housing Finance, Ltd.	148,431	3,180,953	0.2%
Shriram Transport Finance Co., Ltd.	260,052	3,295,294	0.2%
Other Securities		175,843,672	12.2%

TOTAL INDIA		182,319,919	12.6%

INDONESIA — (3.7%)
*PT Bank Pan Indonesia Tbk	26,324,875	3,674,635	0.3%
PT Kalbe Farma Tbk	14,904,238	3,396,957	0.2%
Other Securities		51,151,477	3.5%

TOTAL INDONESIA		58,223,069	4.0%

ISRAEL — (2.0%)
Other Securities		31,215,231	2.2%

MALAYSIA — (5.1%)
Other Securities		80,426,196	5.6%

MEXICO — (4.8%)
#Banco Compartamos S.A. de C.V.	612,400	3,464,327	0.2%
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,211,797	0.3%
Embotelladora Arca S.A.B. de C.V.	1,909,100	7,210,148	0.5%
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	7,204,396	0.5%
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,458,750	0.2%

173

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Continental S.A.B. de C.V.	3,051,159	$8,153,110	0.6%
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,925,655	0.3%
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,725,693	0.3%
Other Securities		33,882,438	2.4%

TOTAL MEXICO		76,236,314	5.3%

PHILIPPINES — (1.5%)
Other Securities		23,671,413	1.6%

POLAND — (2.5%)
Other Securities		40,592,721	2.8%

SOUTH AFRICA — (8.5%)
Aveng, Ltd.	981,591	4,923,931	0.3%
Barloworld, Ltd.	579,959	3,845,104	0.3%
Clicks Group, Ltd.	918,874	3,820,612	0.3%
Foschini, Ltd.	521,461	4,791,088	0.3%
Grindrod, Ltd.	1,607,864	3,554,135	0.3%
Imperial Holdings, Ltd.	422,517	5,653,970	0.4%
JD Group, Ltd.	1,023,857	6,169,700	0.4%
*Metropolitan Holdings, Ltd.	2,025,393	4,572,929	0.3%
Mr. Price Group, Ltd.	693,186	3,937,835	0.3%
Nampak, Ltd.	1,326,125	3,258,267	0.2%
Reunert, Ltd.	594,843	4,626,510	0.3%
Spar Group, Ltd. (The)	559,850	5,794,753	0.4%
*Tongaat-Hulett, Ltd.	625,434	8,746,246	0.6%
Woolworths Holdings, Ltd.	1,831,592	5,673,980	0.4%
Other Securities		65,875,261	4.6%

TOTAL SOUTH AFRICA		135,244,321	9.4%

SOUTH KOREA — (10.8%)
Daegu Bank Co., Ltd.	298,043	3,939,322	0.3%
Yuhan Corp.	22,842	3,298,891	0.2%
Other Securities		164,597,635	11.4%

TOTAL SOUTH KOREA		171,835,848	11.9%

TAIWAN — (11.1%)
Other Securities		177,326,860	12.3%

THAILAND — (2.3%)
Other Securities		37,094,784	2.6%

TURKEY — (3.0%)
Other Securities		47,265,571	3.3%

TOTAL COMMON STOCKS		1,380,658,831	95.7%

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
#*Braskem SA Preferred A Sponsored ADR	301,000	4,289,250	0.3%
Eletropaulo Metropolita SA Preferred A	184,200	4,069,196	0.3%
Klabin SA	1,412,700	4,413,037	0.3%
*Net Servicos de Comunicacao SA	400,902	4,734,945	0.3%
Suzano Papel e Celullose SA	390,634	4,982,227	0.4%
Ultrapar Participacoes SA	153,240	7,224,518	0.5%
Other Securities		23,277,108	1.6%

TOTAL BRAZIL		52,990,281	3.7%

INDIA — (0.0%)
Other Securities		42,052	0.0%

174

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (0.0%)
Other Securities		$19,449	0.0%

TOTAL PREFERRED STOCKS		53,051,782	3.7%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		19	0.0%

CHINA — (0.0%)
Other Securities		1,866	0.0%

HONG KONG — (0.0%)
Other Securities		22,388	0.0%

INDIA — (0.0%)
Other Securities		47,732	0.0%

INDONESIA — (0.0%)
Other Securities		17,063	0.0%

ISRAEL — (0.0%)
Other Securities		2,127	0.0%

MALAYSIA — (0.0%)
Other Securities		10,695	0.0%

SOUTH KOREA — (0.0%)
Other Securities		33,573	0.0%

THAILAND — (0.0%)
Other Securities		77,832	0.0%

TOTAL RIGHTS/WARRANTS		213,295	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $17,955,000 FHLMC 5.00%, 10/15/19, valued at $19,234,294) to be repurchased at $18,949,300	$18,949	18,949,000	1.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	135,269,420	135,269,420	9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,989,823) to be repurchased at $1,950,838	$1,951	1,950,807	0.1%

TOTAL SECURITIES LENDING COLLATERAL		137,220,227	9.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,161,079,340)		$1,590,093,135	110.2%

175

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	—	—	—
Brazil	$106,801,499	—	—	$106,801,499
Chile	38,222,176	—	—	38,222,176
China	2,546,875	$168,265,941	—	170,812,816
Hungary	—	3,370,093	—	3,370,093
India	1,182,573	181,137,346	—	182,319,919
Indonesia	1,452,549	56,770,520	—	58,223,069
Israel	330,232	30,884,999	—	31,215,231
Malaysia	144,575	80,281,621	—	80,426,196
Mexico	76,180,035	56,279	—	76,236,314
Philippines	67,604	23,603,809	—	23,671,413
Poland	—	40,592,721	—	40,592,721
South Africa	314,390	134,929,931	—	135,244,321
South Korea	1,418,419	170,417,429	—	171,835,848
Taiwan	493,993	176,832,867	—	177,326,860
Thailand	36,793,623	301,161	—	37,094,784
Turkey	2,219,173	45,046,398	—	47,265,571
Preferred Stocks
Brazil	52,955,201	35,080	—	52,990,281
India	—	42,052	—	42,052
Malaysia	19,449	—	—	19,449
Rights/Warrants
Brazil	19	—	—	19
China	—	1,866	—	1,866
Hong Kong	—	22,388	—	22,388
India	—	47,732	—	47,732
Indonesia	17,063	—	—	17,063
Israel	—	2,127	—	2,127
Malaysia	10,695	—	—	10,695
South Korea	25,960	7,613	—	33,573
Thailand	77,832	—	—	77,832
Temporary Cash Investments	—	18,949,000	—	18,949,000
Securities Lending Collateral	—	137,220,227	—	137,220,227

TOTAL	$321,273,935	$1,268,819,200	—	$1,590,093,135

See accompanying Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
ASSETS:
Investments at Value (including $764,728, $1,122,925, $158,416 and $123,916 of securities on loan, respectively)	$9,040,758	$6,579,404	$1,232,258	$807,969
Temporary Cash Investments at Value & Cost	13,526	14,719	2,134	7,990
Collateral Received from Securities on Loan at Value & Cost	810,261	1,227,844	167,218	141,123
Foreign Currencies at Value	—	13,795	1,468	1,543
Cash	1,528	16	16	16
Receivables:
Investment Securities Sold	29,264	24,493	—	9
Dividends, Interest and Tax Reclaims	6,408	29,850	11,243	1,096
Securities Lending Income	124	1,294	213	171
Fund Shares Sold	466	8,650	22	3,173
Unrealized Gain on Foreign Currency Contracts	—	2	—	—
Prepaid Expenses and Other Assets	18	17	2	2

Total Assets	9,902,353	7,900,084	1,414,574	963,092

LIABILITIES:
Payables:
Upon Return of Securities Loaned	810,261	1,227,844	167,218	141,123
Investment Securities Purchased	24,241	37,337	746	6,231
Fund Shares Redeemed	546	2,343	—	—
Due to Advisor	760	1,141	103	68
Unrealized Loss on Foreign Currency Contracts	—	—	—	2
Accrued Expenses and Other Liabilities	430	327	36	10

Total Liabilities	836,238	1,268,992	168,103	147,434

NET ASSETS	$9,066,115	$6,631,092	$1,246,471	$815,658

Investments at Cost	$6,625,645	$5,098,072	$1,360,227	$671,677

Foreign Currencies at Cost	$—	$13,784	$1,474	$1,531

See accompanying Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
ASSETS:
Investments at Value (including $23,174, $389,187, $76,887, $216,812 and $120,175 of securities on loan, respectively)	$856,905	$1,759,609	$504,078	$2,271,829	$1,433,924
Temporary Cash Investments at Value & Cost	3,405	12,605	1,180	5,416	18,949
Collateral Received from Securities on Loan at Value & Cost	24,528	428,928	81,258	206,786	137,220
Foreign Currencies at Value	57	5,905	66	2,600	5,215
Cash	16	15	15	28	7,827
Receivables:
Investment Securities Sold	1,375	19	—	5,137	7,504
Dividends, Interest and Tax Reclaims	3,824	4,966	178	5,810	3,690
Securities Lending Income	13	716	86	171	182
Fund Shares Sold	2,000	5,174	—	2,585	1,995
Unrealized Gain on Foreign Currency Contracts	—	13	—	—	—
Prepaid Expenses and Other Assets	2	4	1	7	4

Total Assets	892,125	2,217,954	586,862	2,500,369	1,616,510

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,528	428,928	81,258	206,786	137,220
Investment Securities Purchased	—	6,741	—	3,498	34,130
Fund Shares Redeemed	—	—	—	1,202	—
Due to Advisor	72	151	42	194	237
Unrealized Loss on Foreign Currency Contracts	—	—	—	1	2
Deferred Thailand Capital Gains Tax	—	—	—	2,818	1,304
Accrued Expenses and Other Liabilities	41	77	16	180	61

Total Liabilities	24,641	435,897	81,316	214,679	172,954

NET ASSETS	$867,484	$1,782,057	$505,546	$2,285,690	$1,443,556

Investments at Cost	$843,893	$1,535,415	$518,319	$1,068,817	$1,004,910

Foreign Currencies at Cost	$57	$5,662	$66	$2,565	$5,221

See accompanying Notes to Financial Statements.

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STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $7,240, $953 and $216, respectively)	$69,221	$73,366	$12,683	$9,502
Interest	23	20	1	4
Income from Securities Lending	2,477	3,155	1,398	1,054

Total Investment Income	71,721	76,541	14,082	10,560

Expenses
Investment Advisory Services Fees	4,170	6,492	582	369
Accounting & Transfer Agent Fees	413	327	69	48
Custodian Fees	37	373	85	133
Shareholders’ Reports	31	24	5	2
Directors’/Trustees’ Fees & Expenses	47	37	7	4
Professional Fees	113	86	19	10
Other	44	51	11	4

Total Expenses	4,855	7,390	778	570

Net Investment Income (Loss)	66,866	69,151	13,304	9,990

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	124,884	(20,408)	13,980
Foreign Currency Transactions	—	(1,586)	104	4
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	85,507	87,069	68,626
Translation of Foreign Currency Denominated Amounts	—	(272)	(215)	(69)

Net Realized and Unrealized Gain (Loss)	1,650,101	208,533	66,550	82,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,716,967	$277,684	$79,854	$92,531

See accompanying Notes to Financial Statements.

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STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $50, $2,396, $350, $2,044 and $991, respectively)	$11,036	$14,503	$2,021	$19,658	$11,170
Interest	2	6	2	3	2
Income from Securities Lending	76	2,209	512	919	1,051

Total Investment Income	11,114	16,718	2,535	20,580	12,223

Expenses
Investment Advisory Services Fees	400	851	221	1,126	1,293
Accounting & Transfer Agent Fees	51	95	34	122	75
Custodian Fees	26	160	34	600	464
Shareholders’ Reports	3	6	1	8	4
Directors’/Trustees’ Fees & Expenses	4	10	2	13	7
Professional Fees	10	21	5	46	30
Other	6	12	2	22	9

Total Expenses	500	1,155	299	1,937	1,882

Net Investment Income (Loss)	10,614	15,563	2,236	18,643	10,341

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(7,362)	13,048	(275)	115,427	82,786
Foreign Currency Transactions	(142)	(201)	23	419	32
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,645	56,916	111,693	168,073	135,655
Translation of Foreign Currency Denominated Amounts	(33)	(128)	(12)	(34)	(138)
Change in Deferred Thailand Capital Gains Tax	—	—	—	(664)	(359)

Net Realized and Unrealized Gain (Loss)	63,108	69,635	111,429	283,221	217,976

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,722	$85,198	$113,665	$301,864	$228,317

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$66,866	$155,080	$69,151	$161,170	$13,304	$23,685
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	(122,113)	124,884	63,984	(20,408)	(27,421)
Futures	—	7,204	—	(1,125)	—	1,131
Foreign Currency Transactions	—	—	(1,586)	3,828	104	2,027
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	1,161,370	85,507	1,395,836	87,069	227,157
Futures	—	(29)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(272)	240	(215)	(641)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,967	1,201,512	277,684	1,623,933	79,854	225,938

Transactions in Interest:
Contributions	200,582	734,173	351,725	449,410	8,728	37,597
Withdrawals	(359,834)	(1,166,648)	(190,281)	(581,716)	(25,147)	(143,463)

Net Increase (Decrease) from Transactions in Interest	(159,252)	(432,475)	161,444	(132,306)	(16,419)	(105,866)

Total Increase (Decrease) in Net Assets	1,557,715	769,037	439,128	1,491,627	63,435	120,072
Net Assets
Beginning of Period	7,508,400	6,739,363	6,191,964	4,700,337	1,183,036	1,062,964

End of Period	$9,066,115	$7,508,400	$6,631,092	$6,191,964	$1,246,471	$1,183,036

See accompanying Notes to Financial Statements.

181

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STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,990	$19,547	$10,614	$23,533	$15,563	$36,091
Net Realized Gain (Loss) on:
Investment Securities Sold	13,980	(32,245)	(7,362)	(34,448)	13,048	(13,321)
Futures	—	(432)	—	534	—	(476)
Foreign Currency Transactions	4	146	(142)	(50)	(201)	(549)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	68,626	330,580	70,645	234,459	56,916	468,759
Futures	—	(3)	—	(1)	—	(9)
Translation of Foreign Currency Denominated Amounts	(69)	209	(33)	(199)	(128)	305

Net Increase (Decrease) in Net Assets Resulting from Operations	92,531	317,802	73,722	223,828	85,198	490,800

Transactions in Interest:
Contributions	55,288	21,607	25,966	26,861	87,877	118,904
Withdrawals	(13,158)	(99,649)	(2,676)	(35,607)	(21,910)	(90,397)

Net Increase (Decrease) from Transactions in Interest	42,130	(78,042)	23,290	(8,746)	65,967	28,507

Total Increase (Decrease) in Net Assets	134,661	239,760	97,012	215,082	151,165	519,307
Net Assets
Beginning of Period	680,997	441,237	770,472	555,390	1,630,892	1,111,585

End of Period	$815,658	$680,997	$867,484	$770,472	$1,782,057	$1,630,892

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian Small Company Series		The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,236	$3,432	$18,643	$43,700	$10,341	$20,144
Net Realized Gain (Loss) on:
Investment Securities Sold	(275)	(38,817)	115,427	40,421	82,786	(13,070)
Futures	—	(322)	—	(2,920)	—	(181)
Foreign Currency Transactions	23	(182)	419	(24)	32	(182)
In-Kind Redemptions	—	—	—	17,805 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	111,693	159,928	168,073	642,058	135,655	535,144
Futures	—	—	—	(32)	—	(10)
Translation of Foreign Currency Denominated Amounts	(12)	19	(34)	210	(138)	185
Change in Deferred Thailand Capital Gains Tax	—	—	(664)	(1,366)	(359)	(786)

Net Increase (Decrease) in Net Assets Resulting from Operations	113,665	124,058	301,864	739,852	228,317	541,244

Transactions in Interest:
Contributions	26,700	37,000	62,327	162,102	149,243	168,060
Withdrawals	—	(28,750)	(187,817)	(417,162)*	(101,977)	(107,710)

Net Increase (Decrease) from Transactions in Interest	26,700	8,250	(125,490)	(255,060)	47,266	60,350

Total Increase (Decrease) in Net Assets	140,365	132,308	176,374	484,792	275,583	601,594
Net Assets
Beginning of Period	365,181	232,873	2,109,316	1,624,524	1,167,973	566,379

End of Period	$505,546	$365,181	$2,285,690	$2,109,316	$1,443,556	$1,167,973

 *  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

183

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The DFA International Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

184

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	6.92	%(C)	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%

Net Assets, End of Period (thousands)	$1,246,471		$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.30	%(B)	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	1.45%
Portfolio Turnover Rate	5	%(C)	7%	10	%(C)	9%	9%	6%	5%

	The Asia Pacific Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	13.54	%(C)	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%

Net Assets, End of Period (thousands)	$815,658		$680,997	$441,237		$1,205,154	$749,627	$395,923	$282,999
Ratio of Expenses to Average Net Assets	0.16	%(B)	0.18%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.73	%(B)	4.00%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%
Portfolio Turnover Rate	7	%(C)	23%	20	%(C)	25%	14%	10%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

185

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	9.42	%(C)	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%

Net Assets, End of Period (thousands)	$867,484		$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$377,763
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.68	%(B)	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.70%
Portfolio Turnover Rate	2	%(C)	10%	25	%(C)	12%	8%	12%	7%

	The Continental Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	5.25	%(C)	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%

Net Assets, End of Period (thousands)	$1,782,057		$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.16%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.84	%(B)	2.93%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%
Portfolio Turnover Rate	2	%(C)	7%	18	%(C)	12%	7%	18%	9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

186

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007

	(Unaudited)
Total Return	30.41	%(C)	61.67%	(56.44	)%(C)	10.20	%(C)

Net Assets, End of Period (thousands)	$505,546		$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.02	%(B)	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	4	%(C)	23%	21	%(C)	6	%(C)

	The Emerging Markets Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	14.61	%(C)	53.99%	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%

Net Assets, End of Period (thousands)	$2,285,690		$2,109,316	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.20%	0.18	%(B)	0.19%	0.20%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	2.57%	3.00	%(B)	2.52%	2.54%	3.70%	2.63%
Portfolio Turnover Rate	6	%(C)	14%	19	%(C)	7%	11%	9%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

187

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	19.98	%(C)	92.08%	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%

Net Assets, End of Period (thousands)	$1,443,556		$1,167,973	$566,379		$1,525,571	$903,529	$545,271	$237,865
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.33%	0.30	%(B)	0.31%	0.34%	0.49%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.61	%(B)	2.52%	3.07	%(B)	1.94%	2.39%	2.70%	1.93%
Portfolio Turnover Rate	13	%(C)	13%	19	%(C)	16%	18%	8%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

188

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which nine are included in this section of the report (collectively, the “Series”), and four are presented in separate reports.

Domestic Equity Portfolio	International Equity Portfolios
The U.S. Large Cap Value Series	The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series

Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.
At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

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Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on

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securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

191

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series	0.10%
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$207
The DFA International Value Series	165
The Japanese Small Company Series	29
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	20
The Continental Small Company Series	43
The Canadian Small Company Series	11
The Emerging Markets Series	58
The Emerging Markets Small Cap Series	32

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,202,203	$1,311,220
The DFA International Value Series	671,110	459,246
The Japanese Small Company Series	60,618	67,170
The Asia Pacific Small Company Series	95,922	50,036
The United Kingdom Small Company Series	41,821	14,254
The Continental Small Company Series	110,661	41,279
The Canadian Small Company Series	42,504	15,233

192

	Purchases	Sales
The Emerging Markets Series	$141,527	$256,214
The Emerging Markets Small Cap Series	217,614	165,486

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$ 801	—
The Asia Pacific Small Company Series	241	$385
The United Kingdom Small Company Series	2,879	256
The Continental Small Company Series	6,098	—
The Emerging Markets Small Cap Series	476	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,449,432	$2,458,439	$ (43,326)	$2,415,113
The DFA International Value Series	6,340,818	1,567,466	(86,317)	1,481,149
The Japanese Small Company Series	1,531,200	144,977	(274,567)	(129,590)
The Asia Pacific Small Company Series	825,137	252,014	(120,069)	131,945
The United Kingdom Small Company Series	876,464	195,235	(186,861)	8,374
The Continental Small Company Series	1,978,279	488,326	(265,463)	222,863
The Canadian Small Company Series	600,757	85,467	(99,708)	(14,241)
The Emerging Markets Series	1,281,515	1,221,932	(19,416)	1,202,516
The Emerging Markets Small Cap Series	1,161,967	519,058	(90,932)	428,126

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax

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purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

194

2.    Foreign Markets Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series’ had no outstanding futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	4	$2	$17,897

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

195

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$ 1,537
The Japanese Small Company Series	0.88%	97	9	—	199
The Asia Pacific Small Company Series	0.86%	224	16	—	687
The United Kingdom Small Company Series	0.87%	75	1	—	75
The Emerging Markets Series	0.86%	7,158	34	$ 6	41,407
The Emerging Markets Small Cap Series	0.90%	3,247	31	3	6,471

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

196

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in-kind redemptions.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

197

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,161.30	0.84%	$4.50
Institutional Class Shares	$1,000.00	$1,161.80	0.59%	$3.16
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

198

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

199

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in Dimensional Emerging Markets Value Fund	$9,276,613,413

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,533,359,017)	$9,276,613,413

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$9,276,613,413	—	—	$9,276,613,413

See accompanying Notes to Financial Statements.

200

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund (Affiliated Investment Company) at Value	$9,276,613
Receivables:
Fund Shares Sold	8,536
Prepaid Expenses and Other Assets	60

Total Assets	9,285,209

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	6,206
Fund Shares Redeemed	2,330
Due to Advisor	3,131
Accrued Expenses and Other Liabilities	255

Total Liabilities	11,922

NET ASSETS	$9,273,287

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $36,537 and shares outstanding of 17,859,347	$2.05

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares - based on net assets of $9,236,750 and shares outstanding of 282,322,291	$32.72

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investments in Affiliated Investment Company at Cost	$6,533,359

NET ASSETS CONSIST OF:
Paid-In Capital	$6,171,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	21,708
Accumulated Net Realized Gain (Loss)	338,171
Deferred Thailand Capital Gains Tax	(1,890)
Net Unrealized Foreign Exchange Gain (Loss)	274
Net Unrealized Appreciation (Depreciation)	2,743,254

NET ASSETS	$9,273,287

See accompanying Notes to Financial Statements.

201

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,940)	$54,460
Interest	27
Income from Securities Lending	4,139
Expenses Allocated from Affiliated Investment Company	(7,273)

Total Investment Income	51,353

Expenses
Administrative Services Fees	16,850
Accounting & Transfer Agent Fees	67
Filing Fees	83
Shareholder Servicing Fees — Class R2 Shares	25
Shareholders’ Reports	65
Directors’/Trustees’ Fees & Expenses	47
Professional Fees	61
Other	31

Total Expenses	17,229

Net Investment Income (Loss)	34,124

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925
Foreign Currency Transactions	(480)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680
Translation of Foreign Currency Denominated Amounts	274
Change in Deferred Thailand Capital Gains Tax	(1,890)

Net Realized and Unrealized Gain (Loss)	1,799,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,833,633

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

202

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,124	$89,732
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925	76,523
Foreign Currency Transactions	(480)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680	2,867,814
Translation of Foreign Currency Denominated Amounts	274	—
Change in Deferred Thailand Capital Gains Tax	(1,890)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,833,633	3,034,069

Distributions From:
Net Investment Income:
Class R2 Shares	(191)	(427)
Institutional Class Shares	(24,799)	(77,134)
Net Short-Term Gains:
Class R2 Shares	(514)	(76)
Institutional Class Shares	(65,356)	(36,974)
Net Long-Term Gains:
Class R2 Shares	(909)	(1,070)
Institutional Class Shares	(115,729)	(517,440)

Total Distributions	(207,498)	(633,121)

Capital Share Transactions:
Shares Issued	1,776,096	1,980,752
Shares Issued in Lieu of Cash Distributions	191,395	576,478
Shares Redeemed	(1,726,687)	(1,289,209)

Net Increase (Decrease) from Capital Share Transactions	240,804	1,268,021

Total Increase (Decrease) in Net Assets	1,866,939	3,668,969
Net Assets
Beginning of Period	7,406,348	3,737,379

End of Period	$9,273,287	$7,406,348

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$21,708	$12,574

See accompanying Notes to Financial Statements.

203

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Jan. 29, 2008(a) to Oct. 31, 2008

	(Unaudited)
Net Asset Value, Beginning of Period	$ 2.50		$ 4.56	$ 10.00

Income from Investment Operations
Net Investment Income (Loss)(A)	0.01		0.03	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.33		1.14	(4.93)
Total from Investment Operations	0.34		1.17	(4.72)

Less Distributions
Net Investment Income	(0.09)		(0.32)	(0.72)
Net Realized Gains	(0.70)		(2.91)	—
Total Distributions	(0.79)		(3.23)	(0.72)

Net Asset Value, End of Period	$ 2.05		$ 2.50	$ 4.56

Total Return	16.13	%(C)	78.29%	(50.51	)%(C)

Net Assets, End of Period (thousands)	$36,537		$5,082	$ 1,799
Ratio of Expenses to Average Net Assets (D)	0.84	%(B)	0.90%	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	1.39%	3.35	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

204

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53

Income from Investment Operations

Net Investment Income (Loss)	0.13	(A)	0.38	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21

Net Gains (Losses) on Securities (Realized and Unrealized)	4.49	12.41	(25.48)	14.82	8.65	4.96	5.54

Total from Investment Operations	4.62	12.79	(24.50)	15.60	9.25	5.46	5.75

Less Distributions

Net Investment Income	(0.10)	(0.34)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)
Net Realized Gains	(0.70)	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—

Total Distributions	(0.80)	(3.25)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)

Net Asset Value, End of Period	$32.72	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93

Total Return	16.18	%(C)	78.59%	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%

Net Assets, End of Period (thousands)	$9,236,750	$7,401,266	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313

Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.62%	0.60	%(B)	0.60%	0.63%	0.70%	0.77%

Ratio of Net Investment Income to Average Net Assets	0.82	%(B)	1.76%	2.82	%(B)	2.00%	2.22%	2.45%	1.37%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

205

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Group”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, Emerging Markets Value Portfolio (the “Portfolio”) is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in Dimensional Emerging Markets Value Fund (the “Fund”, formerly, Dimensional Emerging Markets Value Fund Inc.). At April 30, 2010, the Portfolio owned 95% of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 29, 2008, Class R2 shares commenced operations. As of April 30, 2010, Class R1 has 100,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Fund.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

206

2.    Deferred Compensation Plan:    Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $209 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    The portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Fund, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor

207

more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Group. For the six months ended April 30, 2010, the total related amounts paid by the Group to the CCO were $108 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(76,651)	$(6,069)	$82,720

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

2007	$110,158	$51,893	$162,051
2008	210,872	193,750	404,622
2009	114,611	518,510	633,121

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

$11,386	$8,867	$20,253

208

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)

$78,548	$116,405	$194,953

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$6,543,553	$2,595,425	$137,635	$2,733,060

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

209

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009

	Amount	Shares	Amount	Shares

Class R2 Shares
Shares Issued	$31,006	16,193	$2,967	1,723
Shares Issued in Lieu of Cash Distributions	1,613	845	1,574	942
Shares Redeemed	(85,010)	(1,214)	(2,169)	(1,024)

Net Increase (Decrease) — Class R2 Shares	$(52,391)	15,824	$2,372	1,641

Institutional Class Shares
Shares Issued	$1,745,090	51,748	$1,977,785	91,360
Shares Issued in Lieu of Cash Distributions	189,782	6,231	574,904	34,181
Shares Redeemed	(1,641,677)	(31,772)	(1,287,040)	(62,335)

Net Increase (Decrease) — Institutional Class Shares	$293,195	26,207	$1,265,649	63,206

F. Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at

210

any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Group’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I. Other:

At April 30, 2010, one shareholder held approximately 83% of the outstanding shares of Class R2 Shares and two shareholders held 28% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

211

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,164.20	0.17%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

212

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Consumer Discretionary	8.6%
Consumer Staples	6.4%
Energy	11.5%
Financials	29.6%
Health Care	0.9%
Industrials	11.6%
Information Technology	7.4%
Materials	20.8%
Other	—
Telecommunication Services	1.7%
Utilities	1.5%

100.0%

213

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.7%)
BRAZIL — (6.1%)
Banco Santander Brasil SA ADR	4,239,902	$49,310,060	0.5%
BM&F Bovespa SA	13,089,600	86,222,304	0.9%
#*Fibria Celulose SA Sponsored ADR	2,219,331	44,053,720	0.4%
Other Securities		455,206,471	4.7%

TOTAL BRAZIL		634,792,555	6.5%

CHILE — (2.4%)
Empresas CMPC SA	1,512,741	64,713,075	0.7%
Enersis SA Sponsored ADR	3,017,368	60,015,450	0.6%
Other Securities		123,390,586	1.3%

TOTAL CHILE		248,119,111	2.6%

CHINA — (10.8%)
#Bank of China, Ltd.	285,846,000	147,149,279	1.5%
Beijing Enterprises Holdings, Ltd.	5,599,500	36,218,301	0.4%
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	34,822,738	0.4%
China Construction Bank Corp.	72,842,000	59,245,133	0.6%
China Unicom Hong Kong, Ltd. ADR	3,936,592	48,931,839	0.5%
#Shanghai Industrial Holdings, Ltd.	7,847,000	34,002,263	0.3%
Other Securities		774,530,565	7.9%

TOTAL CHINA		1,134,900,118	11.6%

CZECH REPUBLIC — (0.4%)
Other Securities		42,452,029	0.4%

HUNGARY — (1.6%)
*MOL Hungarian Oil & Gas NYRT	501,231	50,754,320	0.5%
#*OTP Bank NYRT	2,963,372	104,166,877	1.1%
Other Securities		15,317,240	0.2%

TOTAL HUNGARY		170,238,437	1.8%

INDIA — (10.8%)
ICICI Bank, Ltd. Sponsored ADR	3,310,395	140,757,995	1.4%
Reliance Industries, Ltd.	8,387,330	193,749,038	2.0%
Tata Steel, Ltd.	2,571,275	35,472,946	0.4%
Other Securities		762,057,882	7.8%

TOTAL INDIA		1,132,037,861	11.6%

INDONESIA — (2.7%)
PT Bumi Resources Tbk	203,907,500	52,330,845	0.6%
Other Securities		227,707,301	2.3%

TOTAL INDONESIA		280,038,146	2.9%

ISRAEL — (1.8%)
*Bank Hapoalim B.M.	9,381,586	37,771,747	0.4%
*Bank Leumi Le-Israel B.M.	8,608,708	36,762,416	0.4%
Other Securities		113,946,589	1.1%

TOTAL ISRAEL		188,480,752	1.9%

MALAYSIA — (3.6%)
AMMB Holdings Berhad	21,831,262	33,897,062	0.4%
PPB Group Berhad	6,909,766	38,448,675	0.4%
Other Securities		305,555,198	3.1%

TOTAL MALAYSIA		377,900,935	3.9%

214

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.1%)
#*Cemex S.A.B. de C.V. Sponsored ADR	9,390,578	$111,560,067	1.1%
#*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	64,370,551	0.7%
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	38,696,202	0.4%
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	40,313,860	0.4%
#Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,617,870	0.7%
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	43,217,465	0.4%
Other Securities		273,544,576	2.8%

TOTAL MEXICO		637,320,591	6.5%

PHILIPPINES — (0.8%)
Other Securities		79,438,253	0.8%

POLAND — (1.9%)
*Polski Koncern Naftowy Orlen SA	5,310,008	69,944,404	0.7%
Other Securities		131,167,250	1.4%

TOTAL POLAND		201,111,654	2.1%

RUSSIA — (4.4%)
*Gazprom OAO Sponsored ADR	13,511,358	310,169,635	3.2%
*Lukoil OAO Sponsored ADR	2,257,507	126,982,766	1.3%
Other Securities		28,833,815	0.3%

TOTAL RUSSIA		465,986,216	4.8%

SOUTH AFRICA — (7.8%)
ABSA Group, Ltd.	2,880,669	54,585,389	0.6%
#Gold Fields, Ltd. Sponsored ADR	5,716,550	76,830,432	0.8%
Nedbank Group, Ltd.	2,742,434	49,542,334	0.5%
Sanlam, Ltd.	28,700,406	93,412,980	0.9%
Other Securities		544,171,955	5.6%

TOTAL SOUTH AFRICA		818,543,090	8.4%

SOUTH KOREA — (11.3%)
Hana Financial Group, Inc.	1,237,663	38,495,982	0.4%
#Hyundai Motor Co., Ltd.	909,723	110,947,062	1.1%
KB Financial Group, Inc. ADR	1,974,040	96,333,152	1.0%
#POSCO ADR	957,832	107,430,437	1.1%
Shinhan Financial Group Co., Ltd.	878,956	37,388,712	0.4%
#Shinhan Financial Group Co., Ltd. ADR	755,534	64,326,165	0.6%
Other Securities		729,662,599	7.5%

TOTAL SOUTH KOREA		1,184,584,109	12.1%

TAIWAN — (11.2%)
#AU Optronics Corp. Sponsored ADR	6,047,974	70,096,019	0.7%
Chimei Innolux Corp.	31,012,740	45,274,211	0.5%
*Fubon Financial Holding Co., Ltd.	33,546,000	40,895,260	0.4%
Mega Financial Holding Co., Ltd.	72,828,000	42,532,541	0.4%
*United Microelectronics Corp.	106,490,069	53,577,131	0.6%
Other Securities		922,269,414	9.4%

TOTAL TAIWAN		1,174,644,576	12.0%

THAILAND — (1.8%)
Other Securities		184,055,790	1.9%

TURKEY — (2.2%)
Other Securities		235,705,038	2.4%

TOTAL COMMON STOCKS		9,190,349,261	94.2%

215

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (5.1%)
BRAZIL — (5.1%)
Gerdau SA	2,445,084	$40,173,507	0.4%
#Gerdau SA Sponsored ADR	4,348,258	71,311,431	0.7%
Metalurgica Gerdau SA	4,022,600	79,167,638	0.8%
#Petroleo Brasileiro SA ADR	896,515	34,013,779	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	115,903,022	1.2%
Other Securities		189,826,187	1.9%

TOTAL BRAZIL		530,395,564	5.4%

INDIA — (0.0%)
Other Securities		99,181	0.0%

MALAYSIA — (0.0%)
Other Securities		167,726	0.0%

TOTAL PREFERRED STOCKS		530,662,471	5.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		117,549	0.0%

INDONESIA — (0.0%)
Other Securities		1,989	0.0%

MALAYSIA — (0.0%)
Other Securities		326,148	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		103,644	0.0%

SOUTH KOREA — (0.0%)
Other Securities		24,757	0.0%

THAILAND — (0.0%)
Other Securities		176,300	0.0%

TOTAL RIGHTS/WARRANTS		750,387	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,075,000 FHLMC 6.04%(r), 11/01/36, valued at $4,206,303) to be repurchased at $4,142,066	$4,142	4,142,000	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund	755,006,086	755,006,086	7.8%

216

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $961,810) to be repurchased at $942,966	$943	$942,951	0.0%

TOTAL SECURITIES LENDING COLLATERAL		755,949,037	7.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,185,035,515)		$10,481,853,156	107.4%

Summary of inputs used to value the Fund’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$634,792,555	—	—	$634,792,555
Chile	248,119,111	—	—	248,119,111
China	132,026,969	$1,002,873,149	—	1,134,900,118
Czech Republic	—	42,452,029	—	42,452,029
Hungary	—	170,238,437	—	170,238,437
India	159,321,639	972,716,222	—	1,132,037,861
Indonesia	4,193,483	275,844,663	—	280,038,146
Israel	6,796,073	181,684,679	—	188,480,752
Malaysia	455,239	377,445,696	—	377,900,935
Mexico	637,089,295	231,296	—	637,320,591
Philippines	596,959	78,841,294	—	79,438,253
Poland	1,082,204	200,029,450	—	201,111,654
Russia	—	465,986,216	—	465,986,216
South Africa	122,436,319	696,106,771	—	818,543,090
South Korea	313,829,783	870,754,326	—	1,184,584,109
Taiwan	72,059,786	1,102,584,790	—	1,174,644,576
Thailand	184,055,790	—	—	184,055,790
Turkey	4,443,172	231,261,866	—	235,705,038
Preferred Stocks
Brazil	530,395,564	—	—	530,395,564
India	—	99,181	—	99,181
Malaysia	167,726	—	—	167,726
Rights/Warrants
Brazil	—	—	—	—
China	—	117,549	—	117,549
Indonesia	1,989	—	—	1,989
Malaysia	326,148	—	—	326,148
South Africa	103,644	—	—	103,644
South Korea	—	24,757	—	24,757
Thailand	176,300	—	—	176,300
Temporary Cash Investments	—	4,142,000	—	4,142,000

217

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$755,949,037	—	$755,949,037

TOTAL	$3,052,469,748	$7,429,383,408	—	$10,481,853,156

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $687,988 of securities on loan)	$9,721,762
Temporary Cash Investments at Value & Cost	4,142
Collateral Received from Securities on Loan at Value & Cost	755,949
Foreign Currencies at Value	12,165
Cash	5,594
Receivables:
Investment Securities Sold	23,427
Dividends, Interest and Tax Reclaims	18,678
Fund Shares Sold	6,265
Securities Lending Income	639
Prepaid Expenses and Other Assets	704

Total Assets	10,549,325

LIABILITIES:
Payables:
Upon Return of Securities Loaned	755,949
Investment Securities Purchased	22,082
Fund Shares Redeemed	59
Due to Advisor	824
Unrealized Loss on Foreign Currency Contracts	8
Deferred Thailand Capital Gains Tax	8,335
Accrued Expenses and Other Liabilities	507

Total Liabilities	787,764

NET ASSETS	$9,761,561

Investments at Cost	$7,424,944

Foreign Currencies at Cost	$12,165

See accompanying Notes to Financial Statements.

219

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,271)	$57,496
Interest	35
Income from Securities Lending	4,379

Total Investment Income	61,910

Expenses
Investment Advisory Services Fees	4,456
Accounting & Transfer Agent Fees	442
Custodian Fees	2,465
Shareholders’ Reports	18
Directors’/Trustees’ Fees & Expenses	50
Professional Fees	166
Other	97

Total Expenses	7,694

Net Investment Income (Loss)	54,216

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870
Foreign Currency Transactions	(516)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979
Translation of Foreign Currency Denominated Amounts	(62)
Change in Deferred Thailand Capital Gains Tax	4,190

Net Realized and Unrealized Gain (Loss)	2,641,461

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,695,677

See accompanying Notes to Financial Statements.

220

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$54,216	$119,269
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870	346,115
Futures	—	(3,835)
Foreign Currency Transactions	(516)	(2,499)
In-Kind Redemptions	—	25,938 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979	2,817,363
Futures	—	(30)
Translation of Foreign Currency Denominated Amounts	(62)	449
Change in Deferred Thailand Capital Gains Tax	4,190	(3,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,695,677	3,298,966

Transactions in Interest:
Contributions	1,110,568	1,430,899
Withdrawals	(2,009,809)	(813,144)*

Net Increase (Decrease) from Transactions in Interest	(899,241)	617,755

Total Increase (Decrease) in Net Assets	1,796,436	3,916,721
Net Assets
Beginning of Period	7,965,125	4,048,404

End of Period	$9,761,561	$7,965,125

*	See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

221

DIMENSIONAL EMERGING MARKETS VALUE FUND†

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)

Total Return	16.42	%(C)	79.39%	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%

Net Assets, End of Period (thousands)	$9,761,561		$7,965,125	$4,048,404		$8,188,710	$4,837,912	$2,417,064	$1,172,950
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.21%	0.19	%(B)	0.19%	0.22%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.23	%(B)	2.17%	3.19	%(B)	2.50%	2.57%	3.23%	2.33%
Portfolio Turnover Rate	10	%(C)	20%	14	%(C)	14%	9%	7%	8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

222

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Emerging Markets Value Fund Inc. (“DEM I”) was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund (“DEM II” or the “Fund”), a Delaware statutory trust, in a tax-free exchange under IRC §368(a)(1)(F).

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio (“Portfolio”) will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value

223

of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $222 (in thousands).

224

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Fund’s advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

225

D. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,353,311
Sales	865,639

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Fund’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,247 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $428 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$8,195,763	$2,895,532	$(609,442)	$2,286,090

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax position and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in

226

the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

F. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

227

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.    Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Fund had no outstanding futures contracts.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

228

For the six months ended April 30, 2010, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

0.87%	$26,219	28	$18	$60,454

There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2010.

H. Securities Lending:

As of April 30, 2010, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

In accordance with guidelines described in the Fund’s prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized

229

for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2009, the Fund realized $25,938 (in thousands) of net gain.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

230

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

231

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 19, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc., the Board of Trustees of The DFA Investment Trust Company and the Board of Trustees of Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods

232

were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

233

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Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corporation
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(v)	The variable rate shown is effective as of April 30, 2010.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Tax-Managed U.S. Marketwide Value Portfolio**
Actual Fund Return	$1,000.00	$1,235.30	0.38%	$2.11
Hypothetical 5% Annual Return	$1,000.00	$1,022.91	0.38%	$1.91

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Tax-Managed U.S. Equity Portfolio**
Actual Fund Return	$1,000.00	$1,171.70	0.22%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,331.50	0.45%	$2.60
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,286.40	0.54%	$3.06
Hypothetical 5% Annual Return	$1,000.00	$1,022.12	0.54%	$2.71

T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,226.40	0.25%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.55	0.25%	$1.25

Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$1,040.10	0.54%	$2.73
Hypothetical 5% Annual Return	$1,000.00	$1,022.12	0.54%	$2.71

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,084.10	0.46%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**	The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio		T.A. U.S. Core Equity 2 Portfolio
Consumer Discretionary	18.6%	Consumer Discretionary	18.1%	Consumer Discretionary	15.9%
Consumer Staples	3.5%	Consumer Staples	3.7%	Consumer Staples	6.1%
Energy	9.2%	Energy	5.7%	Energy	9.9%
Financials	28.0%	Financials	14.4%	Financials	19.5%
Health Care	6.1%	Health Care	13.6%	Health Care	10.0%
Industrials	14.7%	Industrials	16.4%	Industrials	14.0%
Information Technology	12.0%	Information Technology	19.7%	Information Technology	14.1%
Materials	7.0%	Materials	5.5%	Materials	5.1%
Other	—	Other	—	Other	—
Telecommunication Services	0.5%	Telecommunication Services	1.0%	Telecommunication Services	2.9%
Utilities	0.4%	Utilities	1.9%	Utilities	2.5%

	100.0%		100.0%		100.0%

4

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio
Consumer Discretionary	13.6%	Consumer Discretionary	12.5%
Consumer Staples	6.4%	Consumer Staples	6.3%
Energy	9.4%	Energy	8.4%
Financials	34.7%	Financials	25.1%
Health Care	1.0%	Health Care	3.9%
Industrials	11.4%	Industrials	16.0%
Information Technology	3.0%	Information Technology	6.7%
Materials	11.9%	Materials	14.7%
Telecommunication Services	6.3%	Other	—
Utilities	2.3%	Real Estate Investment Trusts	—

	100.0%	Telecommunication Services	3.3%
		Utilities	3.1%

			100.0%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,942,441,224

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,659,477,080)	$1,942,441,224

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,942,441,224	—	—	$1,942,441,224

TAX MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,298,530,618

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $908,250,100)	$1,298,530,618

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,298,530,618	—	—	$1,298,530,618

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.4%)
Consumer Discretionary — (16.0%)
#*BJ’s Restaurants, Inc.	303,336	$7,319,498	0.3%
Brunswick Corp.	438,403	9,162,623	0.4%
Dillard’s, Inc.	440,846	12,378,956	0.6%
Foot Locker, Inc.	423,473	6,500,311	0.3%
#*Gaylord Entertainment Co.	197,449	6,663,904	0.3%
#Lennar Corp. Class A	398,000	7,920,200	0.4%
*Liberty Media Corp. Capital Series A	360,759	15,970,801	0.7%
#*Mohawk Industries, Inc.	153,400	9,777,716	0.4%
#*Royal Caribbean Cruises, Ltd.	333,477	11,951,816	0.5%
Whirlpool Corp.	117,954	12,841,652	0.6%
Wyndham Worldwide Corp.	377,800	10,128,818	0.4%
Other Securities		303,585,603	13.6%

Total Consumer Discretionary		414,201,898	18.5%

Consumer Staples — (3.1%)
Del Monte Foods Co.	708,356	10,582,839	0.5%
#*Smithfield Foods, Inc.	404,673	7,583,572	0.3%
Other Securities		60,303,986	2.7%

Total Consumer Staples		78,470,397	3.5%

Energy — (7.9%)
Cimarex Energy Co.	269,028	18,315,426	0.8%
*Plains Exploration & Production Co.	245,238	7,187,926	0.3%
*Rowan Cos., Inc.	240,371	7,163,056	0.3%
Sunoco, Inc.	242,491	7,948,855	0.4%
*Whiting Petroleum Corp.	167,363	15,117,900	0.7%
Other Securities		149,033,498	6.7%

Total Energy		204,766,661	9.2%

Financials — (24.2%)
American Financial Group, Inc.	275,910	8,120,031	0.4%
#*AmeriCredit Corp.	350,332	8,386,948	0.4%
Assurant, Inc.	208,040	7,578,897	0.3%
#Astoria Financial Corp.	412,836	6,663,173	0.3%
#Comerica, Inc.	273,100	11,470,200	0.5%
Endurance Specialty Holdings, Ltd.	174,222	6,420,081	0.3%
First American Corp.	221,135	7,644,637	0.4%
*Genworth Financial, Inc.	525,160	8,675,643	0.4%
Harleysville Group, Inc.	234,303	7,502,382	0.3%
#Huntington Bancshares, Inc.	1,265,538	8,567,692	0.4%
Marshall & Ilsley Corp.	752,886	6,851,263	0.3%
NewAlliance Bancshares, Inc.	534,811	6,968,587	0.3%
Old Republic International Corp.	573,555	8,609,061	0.4%
Reinsurance Group of America, Inc.	159,148	8,216,811	0.4%
Transatlantic Holdings, Inc.	175,369	8,721,100	0.4%
Unitrin, Inc.	260,675	7,624,744	0.3%
Webster Financial Corp.	328,521	6,806,955	0.3%
White Mountains Insurance Group, Ltd.	25,436	8,739,810	0.4%
#Zions Bancorporation	257,176	7,388,666	0.3%
Other Securities		474,998,221	21.2%

Total Financials		625,954,902	28.0%

Health Care — (5.3%)
Omnicare, Inc.	341,925	9,502,096	0.4%
Other Securities		127,005,107	5.7%

Total Health Care		136,507,203	6.1%

7

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.7%)
Applied Industrial Technologies, Inc.	209,236	$6,440,284	0.3%
*Esterline Technologies Corp.	118,749	6,623,819	0.3%
*Hertz Global Holdings, Inc.	463,752	6,705,854	0.3%
*Owens Corning	284,466	9,893,727	0.4%
Ryder System, Inc.	255,543	11,887,860	0.5%
#Trinity Industries, Inc.	277,414	6,904,834	0.3%
Other Securities		278,883,441	12.5%

Total Industrials		327,339,819	14.6%

Information Technology — (10.3%)
*IAC/InterActiveCorp.	403,904	9,055,528	0.4%
*Ingram Micro, Inc.	412,271	7,486,841	0.3%
*Sandisk Corp.	371,916	14,835,729	0.7%
Other Securities		235,626,606	10.5%

Total Information Technology		267,004,704	11.9%

Materials — (6.1%)
Ashland, Inc.	157,600	9,386,656	0.4%
*Domtar Corp.	90,272	6,394,868	0.3%
#MeadWestavco Corp.	317,600	8,629,192	0.4%
Other Securities		132,466,880	5.9%

Total Materials		156,877,596	7.0%

Other — (0.0%)
Other Securities		952	0.0%

Telecommunication Services — (0.4%)
Other Securities		10,270,561	0.5%

Utilities — (0.4%)
Other Securities		9,493,010	0.4%

TOTAL COMMON STOCKS		2,230,887,703	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7,208	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	334,225,480	334,225,480	15.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $15,757,238 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 11/01/37 to 12/01/39, valued at $11,474,963) to be repurchased at $11,140,906	$11,141	11,140,741	0.5%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,185,000 FNMA 6.000%, 01/01/48, valued at $7,476,981) to be repurchased at $7,259,165	7,259	7,259,044	0.3%

TOTAL SECURITIES LENDING COLLATERAL		352,625,265	15.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,119,914,240)		$2,583,520,176	115.5%

8

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$414,096,373	$105,525	—	$414,201,898
Consumer Staples	78,470,397	—	—	78,470,397
Energy	204,766,661	—	—	204,766,661
Financials	625,954,902	—	—	625,954,902
Health Care	136,507,203	—	—	136,507,203
Industrials	327,339,819	—	—	327,339,819
Information Technology	266,968,800	35,904	—	267,004,704
Materials	156,877,596	—	—	156,877,596
Other	—	952	—	952
Telecommunication Services	10,270,561	—	—	10,270,561
Utilities	9,493,010	—	—	9,493,010
Rights/Warrants	—	7,208	—	7,208
Securities Lending Collateral	—	352,625,265	—	352,625,265

TOTAL	$2,230,745,322	$352,774,854	—	$2,583,520,176

See accompanying Notes to Financial Statements.

9

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.3%)
Consumer Discretionary — (14.7%)
#Chico’s FAS, Inc.	126,525	$1,883,957	0.2%
*Collective Brands, Inc.	85,299	2,000,262	0.2%
Cooper Tire & Rubber Co.	79,716	1,691,574	0.1%
Dillard’s, Inc.	73,240	2,056,579	0.2%
#*Dress Barn, Inc. (The)	61,844	1,711,842	0.1%
Jarden Corp.	86,799	2,787,984	0.2%
*Jo-Ann Stores, Inc.	58,500	2,581,020	0.2%
#*Jos. A. Bank Clothiers, Inc.	27,901	1,698,055	0.1%
Phillips-Van Heusen Corp.	47,987	3,023,661	0.3%
*Sally Beauty Holdings, Inc.	183,377	1,751,250	0.1%
*Tempur-Pedic International, Inc.	55,300	1,863,610	0.2%
Thor Industries, Inc.	56,591	2,020,865	0.2%
*Valassis Communications, Inc.	73,609	2,406,278	0.2%
Other Securities		186,924,689	15.8%

Total Consumer Discretionary		214,401,626	18.1%

Consumer Staples — (3.0%)
*NBTY, Inc.	77,011	3,132,807	0.3%
#Ruddick Corp.	46,400	1,639,776	0.1%
#*TreeHouse Foods, Inc.	49,553	2,095,596	0.2%
Other Securities		37,195,039	3.1%

Total Consumer Staples		44,063,218	3.7%

Energy — (4.6%)
*Exterran Holdings, Inc.	69,275	2,019,366	0.2%
*Rosetta Resources, Inc.	71,569	1,782,068	0.2%
Other Securities		63,376,984	5.3%

Total Energy		67,178,418	5.7%

Financials — (11.8%)
#*AmeriCredit Corp.	170,800	4,088,952	0.4%
Jones Lang LaSalle, Inc.	30,623	2,415,542	0.2%
Unitrin, Inc.	82,180	2,403,765	0.2%
Other Securities		161,887,642	13.6%

Total Financials		170,795,901	14.4%

Health Care — (11.1%)
*HMS Holdings Corp.	41,340	2,211,690	0.2%
*Human Genome Sciences, Inc.	65,800	1,822,002	0.1%
#*InterMune, Inc.	49,120	2,090,547	0.2%
*Salix Pharmaceuticals, Ltd.	137,067	5,510,093	0.5%
Other Securities		149,416,976	12.6%

Total Health Care		161,051,308	13.6%

Industrials — (13.3%)
*Alaska Air Group, Inc.	44,988	1,862,953	0.2%
*Beacon Roofing Supply, Inc.	74,762	1,659,716	0.1%
Briggs & Stratton Corp.	69,200	1,642,808	0.1%
*EnerSys, Inc.	68,399	1,770,166	0.2%
*Esterline Technologies Corp.	38,891	2,169,340	0.2%
*Oshkosh Corp.	50,404	1,946,602	0.2%
*SYKES Enterprises, Inc.	73,299	1,666,086	0.1%
Triumph Group, Inc.	24,063	1,866,326	0.2%
*United Stationers, Inc.	28,724	1,758,483	0.1%
#*WESCO International, Inc.	43,574	1,769,976	0.1%

10

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Other Securities		$175,534,504	14.8%

Total Industrials		193,646,960	16.3%

Information Technology — (16.0%)
*Acme Packet, Inc.	95,296	2,491,037	0.2%
*Acxiom Corp.	87,593	1,671,274	0.1%
#*Arris Group, Inc.	158,106	1,943,123	0.2%
*Benchmark Electronics, Inc.	87,339	1,890,016	0.2%
*Blue Coat Systems, Inc.	83,571	2,718,565	0.2%
#*CyberSource Corp.	100,687	2,585,642	0.2%
Pegasystems, Inc.	60,501	1,916,067	0.2%
*Plexus Corp.	49,307	1,826,824	0.1%
#*Skyworks Solutions, Inc.	180,848	3,045,480	0.3%
#*Teradyne, Inc.	146,390	1,790,350	0.1%
Other Securities		211,067,714	17.8%

Total Information Technology		232,946,092	19.6%

Materials — (4.5%)
Cabot Corp.	75,100	2,443,754	0.2%
#Carpenter Technology Corp.	53,831	2,113,943	0.2%
NewMarket Corp.	16,600	1,826,000	0.1%
Temple-Inland, Inc.	80,000	1,865,600	0.2%
*WR Grace & Co.	68,900	1,990,521	0.2%
Other Securities		54,662,108	4.6%

Total Materials		64,901,926	5.5%

Other — (0.0%)
Other Securities		1,463	0.0%

Telecommunication Services — (0.8%)
Other Securities		11,322,945	0.9%

Utilities — (1.5%)
Other Securities		22,035,518	1.8%

TOTAL COMMON STOCKS		1,182,345,375	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		11	0.0%

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,995,000 FNMA 1.213%(v), 11/25/39, valued at $5,159,679) to be repurchased at $5,080,080	$5,080	5,080,000	0.4%

Shares/ Face Amount
(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	253,188,699	253,188,699	21.3%

11

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $26,252,580 FNMA 6.068%(r), 03/01/36, valued at $8,673,665) to be repurchased at $8,421,160	$8,421	$8,421,034	0.7%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,320,000 FNMA 6.000%, 12/01/36, valued at $5,631,452) to be repurchased at $5,467,319	5,467	5,467,228	0.5%

TOTAL SECURITIES LENDING COLLATERAL		267,076,961	22.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,086,719,266)		$1,454,502,347	122.5%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$214,345,898	$55,728	—	$214,401,626
Consumer Staples	44,063,218	—	—	44,063,218
Energy	67,178,418	—	—	67,178,418
Financials	170,795,901	—	—	170,795,901
Health Care	160,994,673	56,635	—	161,051,308
Industrials	193,646,960	—	—	193,646,960
Information Technology	232,936,725	9,367	—	232,946,092
Materials	64,901,926	—	—	64,901,926
Other	—	1,463	—	1,463
Telecommunication Services	11,322,945	—	—	11,322,945
Utilities	22,035,518	—	—	22,035,518
Rights/Warrants	11	—	—	11
Temporary Cash Investments	—	5,080,000	—	5,080,000
Securities Lending Collateral	—	267,076,961	—	267,076,961

TOTAL	$1,182,222,193	$272,280,154	—	$1,454,502,347

See accompanying Notes to Financial Statements.

12

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.4%)
Consumer Discretionary — (13.9%)
Carnival Corp.	114,459	$4,772,940	0.2%
Comcast Corp. Class A	365,942	7,223,695	0.4%
#*DIRECTV Class A	134,108	4,858,733	0.2%
Lowe’s Cos., Inc.	234,332	6,355,084	0.3%
News Corp. Class A	329,247	5,076,989	0.3%
#*Sears Holdings Corp.	40,650	4,916,618	0.3%
Time Warner Cable, Inc.	88,298	4,966,762	0.3%
Time Warner, Inc.	201,727	6,673,129	0.3%
Walt Disney Co. (The)	346,779	12,775,338	0.7%
Other Securities		249,108,790	12.9%

Total Consumer Discretionary		306,728,078	15.9%

Consumer Staples — (5.3%)
CVS Caremark Corp.	247,598	9,143,794	0.5%
Kraft Foods, Inc.	258,941	7,664,654	0.4%
PepsiCo, Inc.	69,616	4,540,356	0.2%
Procter & Gamble Co.	166,367	10,341,373	0.5%
Other Securities		84,758,083	4.4%

Total Consumer Staples		116,448,260	6.0%

Energy — (8.7%)
Anadarko Petroleum Corp.	79,868	4,964,595	0.3%
Apache Corp.	56,903	5,790,449	0.3%
Chevron Corp.	300,080	24,438,515	1.3%
ConocoPhillips	240,185	14,216,550	0.7%
Devon Energy Corp.	70,570	4,751,478	0.2%
Exxon Mobil Corp.	248,174	16,838,606	0.9%
Marathon Oil Corp.	136,394	4,385,067	0.2%
Other Securities		116,002,456	6.0%

Total Energy		191,387,716	9.9%

Financials — (17.0%)
Bank of America Corp.	988,693	17,628,396	0.9%
Bank of New York Mellon Corp. (The)	195,718	6,092,701	0.3%
*Citigroup, Inc.	1,629,741	7,121,968	0.4%
Goldman Sachs Group, Inc. (The)	82,432	11,969,126	0.6%
JPMorgan Chase & Co.	762,068	32,448,855	1.7%
MetLife, Inc.	129,549	5,904,843	0.3%
Morgan Stanley	221,389	6,690,376	0.3%
PNC Financial Services Group, Inc.	84,051	5,649,068	0.3%
Prudential Financial, Inc.	75,497	4,798,589	0.3%
Travelers Cos., Inc. (The)	100,570	5,102,922	0.3%
U.S. Bancorp	164,892	4,414,159	0.2%
Wells Fargo & Co.	685,642	22,701,607	1.2%
Other Securities		243,966,963	12.6%

Total Financials		374,489,573	19.4%

Health Care — (8.7%)
Johnson & Johnson	127,854	8,221,012	0.4%
*Merck & Co., Inc.	130,920	4,587,437	0.3%
*Pfizer, Inc.	830,775	13,890,558	0.7%
*UnitedHealth Group, Inc.	204,650	6,202,942	0.3%
*WellPoint, Inc.	83,721	4,504,190	0.3%
Other Securities		155,005,696	8.0%

Total Health Care		192,411,835	10.0%

13

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.3%)
FedEx Corp.	57,000	$5,130,570	0.3%
General Electric Co.	1,583,839	29,871,204	1.5%
Union Pacific Corp.	89,459	6,768,468	0.4%
Other Securities		227,955,456	11.8%

Total Industrials		269,725,698	14.0%

Information Technology — (12.3%)
*Apple, Inc.	31,194	8,145,377	0.4%
*Cisco Sytems, Inc.	253,361	6,820,478	0.4%
*Google, Inc.	8,440	4,434,714	0.2%
Hewlett-Packard Co.	150,483	7,820,602	0.4%
Intel Corp.	314,896	7,189,076	0.4%
International Business Machines Corp.	45,223	5,833,767	0.3%
Microsoft Corp.	282,322	8,622,114	0.5%
Other Securities		222,686,440	11.5%

Total Information Technology		271,552,568	14.1%

Materials — (4.4%)
Dow Chemical Co. (The)	186,568	5,751,891	0.3%
Other Securities		91,842,831	4.7%

Total Materials		97,594,722	5.0%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.6%)
AT&T, Inc.	965,396	25,158,220	1.3%
Verizon Communications, Inc.	489,983	14,155,609	0.7%
Other Securities		17,100,951	0.9%

Total Telecommunication Services		56,414,780	2.9%

Utilities — (2.2%)
Other Securities		47,654,089	2.5%

TOTAL COMMON STOCKS		1,924,407,319	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		850	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $4,925,000 FNMA 1.213%(v), 11/25/39, valued at $4,238,769) to be repurchased at $4,174,066	$4,174	4,174,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
§@DFA Short Term Investment Fund	257,956,317	257,956,317	13.4%

14

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $11,428,997 FNMA 7.000%, maturities ranging from 04/01/37 to 09/01/37 & U.S. Treasury Note 4.625%, 12/31/11, valued at $8,770,308) to be repurchased at $8,577,230	$8,577	$8,577,103	0.4%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,505,000 FNMA 6.000%, 12/01/36, valued at $5,723,486) to be repurchased at $5,556,262	5,556	5,556,169	0.3%

TOTAL SECURITIES LENDING COLLATERAL		272,089,589	14.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,848,941,591)		$2,200,671,758	114.0%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$306,725,591	$2,487	—	$306,728,078
Consumer Staples	116,448,260	—	—	116,448,260
Energy	191,387,716	—	—	191,387,716
Financials	374,485,607	3,966	—	374,489,573
Health Care	192,389,845	21,990	—	192,411,835
Industrials	269,725,698	—	—	269,725,698
Information Technology	271,552,568	—	—	271,552,568
Materials	97,594,722	—	—	97,594,722
Other	—	—	—	—
Telecommunication Services	56,414,780	—	—	56,414,780
Utilities	47,654,089	—	—	47,654,089
Rights/Warrants	—	850	—	850
Temporary Cash Investments	—	4,174,000	—	4,174,000
Securities Lending Collateral	—	272,089,589	—	272,089,589

TOTAL	$1,924,378,876	$276,292,882	—	$2,200,671,758

See accompanying Notes to Financial Statements.

15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (93.5%)
AUSTRALIA — (5.6%)
Wesfarmers, Ltd.	881,538	$23,631,666	1.4%
Other Securities		78,862,122	4.6%

TOTAL AUSTRALIA		102,493,788	6.0%

AUSTRIA — (0.2%)
Other Securities		4,284,781	0.3%

BELGIUM — (0.7%)
Other Securities		13,606,669	0.8%

CANADA — (10.0%)
Bank of Montreal	181,196	11,253,845	0.7%
EnCana Corp.	317,563	10,504,151	0.6%
Goldcorp, Inc.	236,291	10,214,154	0.6%
Manulife Financial Corp.	583,408	10,521,790	0.6%
Sun Life Financial, Inc.	488,350	14,360,125	0.9%
*Teck Resources, Ltd. Class B	230,012	9,039,259	0.5%
Thomson Reuters Corp.	335,015	12,070,830	0.7%
Toronto Dominion Bank	322,721	23,986,450	1.4%
TransCanada Corp.	397,873	14,037,968	0.8%
Other Securities		65,920,429	3.8%

TOTAL CANADA		181,909,001	10.6%

DENMARK — (1.3%)
Other Securities		24,107,513	1.4%

FINLAND — (1.3%)
Other Securities		23,084,521	1.3%

FRANCE — (8.5%)
AXA SA	948,963	18,858,204	1.1%
BNP Paribas SA	295,719	20,311,827	1.2%
#Compagnie de Saint-Gobain SA	267,410	13,200,828	0.8%
PPR SA	61,307	8,239,647	0.5%
Societe Generale Paris SA	234,110	12,501,311	0.7%
Vivendi SA	551,039	14,455,114	0.8%
Other Securities		68,553,357	4.0%

TOTAL FRANCE		156,120,288	9.1%

GERMANY — (8.3%)
#Allianz SE	188,633	21,570,872	1.3%
Bayerische Motoren Werke AG	235,671	11,655,595	0.7%
Daimler AG	505,191	25,853,265	1.5%
Deutsche Telekom AG	920,799	12,114,099	0.7%
E.ON AG	395,718	14,635,269	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	109,310	15,405,475	0.9%
Other Securities		50,390,792	2.9%

TOTAL GERMANY		151,625,367	8.8%

GREECE — (0.1%)
Other Securities		2,382,096	0.1%

HONG KONG — (1.7%)
Hutchison Whampoa, Ltd.	1,568,000	10,761,349	0.6%
Other Securities		20,585,483	1.2%

TOTAL HONG KONG		31,346,832	1.8%

16

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.0%)
Other Securities		$900,099	0.1%

ITALY — (1.7%)
Other Securities		31,550,199	1.8%

JAPAN — (16.9%)
FUJIFILM Holdings Corp.	363,000	12,440,554	0.7%
Mitsubishi Heavy Industries, Ltd.	2,049,000	8,253,533	0.5%
*Nissan Motor Co., Ltd.	1,108,400	9,644,363	0.6%
Sony Corp. Sponsored ADR	575,847	19,705,484	1.1%
Other Securities		257,716,184	15.0%

TOTAL JAPAN		307,760,118	17.9%

NETHERLANDS — (4.0%)
ArcelorMittal NV	511,865	19,919,348	1.2%
Koninklijke Philips Electronics NV	814,648	27,355,206	1.6%
Other Securities		24,984,542	1.4%

TOTAL NETHERLANDS		72,259,096	4.2%

NEW ZEALAND — (0.1%)
Other Securities		1,152,581	0.1%

NORWAY — (1.0%)
Other Securities		17,527,467	1.0%

PORTUGAL — (0.1%)
Other Securities		2,073,322	0.1%

SINGAPORE — (1.5%)
DBS Group Holdings, Ltd.	937,900	10,327,210	0.6%
Other Securities		16,145,493	0.9%

TOTAL SINGAPORE		26,472,703	1.5%

SPAIN — (3.4%)
Banco Santander SA	1,411,000	17,941,376	1.0%
Repsol YPF SA	453,348	10,644,506	0.6%
Other Securities		33,973,611	2.0%

TOTAL SPAIN		62,559,493	3.6%

SWEDEN — (2.9%)
Nordea Bank AB	2,196,800	21,432,491	1.2%
Other Securities		32,209,047	1.9%

TOTAL SWEDEN		53,641,538	3.1%

SWITZERLAND — (7.4%)
Compagnie Financiere Richemont SA Series A	393,600	14,517,520	0.8%
Credit Suisse Group AG	324,252	14,882,445	0.9%
Credit Suisse Group AG Sponsored ADR	198,516	9,072,181	0.5%
*Holcim, Ltd. AG	205,405	15,306,498	0.9%
*Swiss Reinsurance Co., Ltd. AG	263,053	11,408,202	0.7%
#*UBS AG	602,388	9,332,304	0.5%
Zurich Financial Services AG	121,786	26,999,327	1.6%
Other Securities		33,495,219	1.9%

TOTAL SWITZERLAND		135,013,696	7.8%

UNITED KINGDOM — (16.8%)
Aviva P.L.C.	1,853,237	9,796,931	0.6%
BP P.L.C. Sponsored ADR	161,120	8,402,408	0.5%
HSBC Holdings P.L.C. Sponsored ADR	538,819	27,420,499	1.6%
Kingfisher P.L.C.	2,682,072	10,221,668	0.6%

17

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. ADR	887,521	$53,854,774	3.1%
SABmiller P.L.C.	324,677	10,178,685	0.6%
Vodafone Group P.L.C.	15,557,592	34,454,502	2.0%
Vodafone Group P.L.C. Sponsored ADR	1,576,425	34,996,635	2.0%
William Morrison Supermarkets P.L.C.	2,153,935	9,529,507	0.6%
*Xstrata P.L.C.	1,031,575	16,976,405	1.0%
Other Securities		90,145,550	5.2%

TOTAL UNITED KINGDOM		305,977,564	17.8%

TOTAL COMMON STOCKS		1,707,848,732	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,975,000 FHLMC 5.00%, 10/15/24, valued at $2,120,656) to be repurchased at $2,089,033	$2,089	2,089,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.4%)
§@DFA Short Term Investment Fund	112,342,565	112,342,565	6.5%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,851,299) to be repurchased at $3,802,108	$3,802	3,802,051	0.2%

TOTAL SECURITIES LENDING COLLATERAL		116,144,616	6.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,642,508,464)		$1,826,082,348	106.0%

18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$358,131	$102,135,657	—	$102,493,788
Austria	—	4,284,781	—	4,284,781
Belgium	877,362	12,729,307	—	13,606,669
Canada	181,909,001	—	—	181,909,001
Denmark	—	24,107,513	—	24,107,513
Finland	—	23,084,521	—	23,084,521
France	8,040,648	148,079,640	—	156,120,288
Germany	36,623,797	115,001,570	—	151,625,367
Greece	—	2,382,096	—	2,382,096
Hong Kong	—	31,346,832	—	31,346,832
Ireland	900,099	—	—	900,099
Italy	2,857,255	28,692,944	—	31,550,199
Japan	36,466,817	271,293,301	—	307,760,118
Netherlands	1,843,275	70,415,821	—	72,259,096
New Zealand	—	1,152,581	—	1,152,581
Norway	—	17,527,467	—	17,527,467
Portugal	—	2,073,322	—	2,073,322
Singapore	—	26,472,703	—	26,472,703
Spain	27,955,649	34,603,844	—	62,559,493
Sweden	450,800	53,190,738	—	53,641,538
Switzerland	14,978,612	120,035,084	—	135,013,696
United Kingdom	139,908,254	166,069,310	—	305,977,564
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	2,089,000	—	2,089,000
Securities Lending Collateral	—	116,144,616	—	116,144,616

TOTAL	$453,169,700	$1,372,912,648	—	$1,826,082,348

See accompanying Notes to Financial Statements.

19

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (94.4%)
AUSTRALIA — (5.0%)
Australia & New Zealand Banking Group, Ltd.	96,142	$2,129,476	0.3%
Commonwealth Bank of Australia NL	51,776	2,770,251	0.3%
National Australia Bank, Ltd.	65,156	1,664,663	0.2%
Other Securities		36,273,151	4.4%

TOTAL AUSTRALIA		42,837,541	5.2%

AUSTRIA — (0.4%)
Other Securities		3,662,725	0.4%

BELGIUM — (0.7%)
Other Securities		6,081,766	0.7%

BRAZIL — (1.7%)
Petroleo Brasileiro SA ADR	43,506	1,845,960	0.2%
*Vale SA Sponsored ADR	52,700	1,614,201	0.2%
Other Securities		11,236,397	1.4%

TOTAL BRAZIL		14,696,558	1.8%

CANADA — (7.8%)
Royal Bank of Canada	39,374	2,387,325	0.3%
Suncor Energy, Inc.	70,464	2,410,538	0.3%
*Teck Resources, Ltd. Class B	51,800	2,035,692	0.3%
Toronto Dominion Bank	37,400	2,779,779	0.3%
Other Securities		57,465,056	6.9%

TOTAL CANADA		67,078,390	8.1%

CHILE — (0.4%)
Other Securities		3,667,861	0.4%

CHINA — (5.9%)
Bank of China, Ltd.	3,518,000	1,811,014	0.2%
China Construction Bank Corp.	3,260,000	2,651,480	0.3%
China Mobile, Ltd. Sponsored ADR	69,361	3,391,753	0.4%
Other Securities		42,851,027	5.2%

TOTAL CHINA		50,705,274	6.1%

CZECH REPUBLIC — (0.1%)
Other Securities		966,058	0.1%

DENMARK — (0.7%)
Other Securities		5,976,913	0.7%

FINLAND — (1.0%)
Other Securities		8,834,578	1.1%

FRANCE — (5.7%)
BNP Paribas SA	44,021	3,023,637	0.4%
#Compagnie de Saint-Gobain SA	33,002	1,629,160	0.2%
GDF Suez SA	58,270	2,072,285	0.2%
#Schneider Electric SA	14,962	1,698,615	0.2%
Societe Generale Paris SA	29,251	1,561,983	0.2%
Other Securities		39,071,129	4.7%

TOTAL FRANCE		49,056,809	5.9%

GERMANY — (4.0%)
Allianz SE	14,002	1,601,180	0.2%
Deutsche Bank AG	23,800	1,634,584	0.2%

20

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (Continued)
E.ON AG	53,444	$1,976,578	0.2%
Other Securities		29,025,047	3.5%

TOTAL GERMANY		34,237,389	4.1%

GREECE — (0.5%)
Other Securities		4,407,972	0.5%

HONG KONG — (1.6%)
Other Securities		13,506,743	1.6%

HUNGARY — (0.2%)
Other Securities		1,439,733	0.2%

INDIA — (2.6%)
Other Securities		22,575,776	2.7%

INDONESIA — (0.7%)
Other Securities		6,181,644	0.7%

IRELAND — (0.4%)
Other Securities		3,534,791	0.4%

ISRAEL — (0.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	30,070	1,766,011	0.2%
Other Securities		3,654,801	0.5%

TOTAL ISRAEL		5,420,812	0.7%

ITALY — (1.9%)
*UniCredit SpA	733,597	1,922,542	0.2%
Other Securities		14,748,238	1.8%

TOTAL ITALY		16,670,780	2.0%

JAPAN — (14.1%)
Mitsubishi UFJ Financial Group, Inc. ADR	441,377	2,281,919	0.3%
*Toyota Motor Corp. Sponsored ADR	32,234	2,484,919	0.3%
Other Securities		116,259,387	14.0%

TOTAL JAPAN		121,026,225	14.6%

MALAYSIA — (0.8%)
Other Securities		6,579,781	0.8%

MEXICO — (0.9%)
Other Securities		7,877,037	1.0%

NETHERLANDS — (2.0%)
*ING Groep NV Sponsored ADR	263,004	2,332,845	0.3%
Philips Electronics NV ADR	60,425	2,014,570	0.3%
Other Securities		12,639,363	1.5%

TOTAL NETHERLANDS		16,986,778	2.1%

NEW ZEALAND — (0.2%)
Other Securities		1,640,873	0.2%

NORWAY — (0.8%)
Other Securities		6,577,799	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,419,791	0.2%

POLAND — (0.4%)
Other Securities		3,345,171	0.4%

21

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.3%)
Other Securities		$2,486,881	0.3%

RUSSIA — (0.7%)
*Gazprom OAO Sponsored ADR	83,871	1,925,361	0.2%
Other Securities		4,028,615	0.5%

TOTAL RUSSIA		5,953,976	0.7%

SINGAPORE — (1.2%)
Other Securities		9,992,719	1.2%

SOUTH AFRICA — (1.7%)
Other Securities		14,627,236	1.8%

SOUTH KOREA — (3.0%)
Other Securities		25,544,589	3.1%

SPAIN — (1.9%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,546	1,924,149	0.2%
Banco Santander SA	200,628	2,551,058	0.3%
Banco Santander SA Sponsored ADR	159,655	1,970,143	0.2%
Other Securities		9,473,246	1.2%

TOTAL SPAIN		15,918,596	1.9%

SWEDEN — (1.8%)
Other Securities		15,842,722	1.9%

SWITZERLAND — (4.2%)
Credit Suisse Group AG	43,068	1,976,725	0.3%
*Holcim, Ltd. AG	31,260	2,329,452	0.3%
Nestle SA	33,903	1,658,905	0.2%
*Novartis AG ADR	69,100	3,513,735	0.4%
*UBS AG ADR	128,000	1,973,760	0.2%
Zurich Financial Services AG	11,771	2,609,570	0.3%
Other Securities		22,342,064	2.7%

TOTAL SWITZERLAND		36,404,211	4.4%

TAIWAN — (2.7%)
Other Securities		23,614,639	2.9%

THAILAND — (0.4%)
Other Securities		3,693,118	0.4%

TURKEY — (0.5%)
Other Securities		4,499,865	0.5%

UNITED KINGDOM — (14.7%)
*Anglo American P.L.C.	83,163	3,532,426	0.4%
Barclays P.L.C.	504,400	2,594,267	0.3%
BP P.L.C. Sponsored ADR	102,720	5,356,848	0.6%
HSBC Holdings P.L.C.	320,930	3,267,856	0.4%
HSBC Holdings P.L.C. Sponsored ADR	105,320	5,359,735	0.7%
Royal Dutch Shell P.L.C. ADR	113,333	6,877,046	0.8%
Royal Dutch Shell P.L.C. Series B	59,695	1,799,721	0.2%
SABmiller P.L.C.	64,455	2,020,676	0.2%
Standard Chartered P.L.C.	138,929	3,705,876	0.5%
Tesco P.L.C.	275,558	1,827,703	0.2%
Vodafone Group P.L.C. Sponsored ADR	259,999	5,771,978	0.7%
*Xstrata P.L.C.	176,940	2,911,863	0.4%

22

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Other Securities		$81,088,046	9.8%

TOTAL UNITED KINGDOM		126,114,041	15.2%

TOTAL COMMON STOCKS		811,686,161	97.8%

PREFERRED STOCKS — (1.4%)
AUSTRALIA — (0.0%)
Other Securities		15,674	0.0%

BRAZIL — (1.4%)
Cia Vale do Rio Doce	66,950	1,801,624	0.2%
Petroleo Brasileiro SA ADR	44,869	1,702,330	0.2%
Other Securities		8,689,818	1.1%

TOTAL BRAZIL		12,193,772	1.5%

TOTAL PREFERRED STOCKS		12,209,446	1.5%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1	0.0%

FRANCE — (0.0%)
Other Securities		8,622	0.0%

HONG KONG — (0.0%)
Other Securities		6,830	0.0%

INDIA — (0.0%)
Other Securities		393	0.0%

ISRAEL — (0.0%)
Other Securities		378	0.0%

MALAYSIA — (0.0%)
Other Securities		1,546	0.0%

NORWAY — (0.0%)
Other Securities		12,732	0.0%

SPAIN — (0.0%)
Other Securities		1,763	0.0%

SWEDEN — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		32,265	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,965,000 FNMA 1.213%(v), 11/25/39, valued at $1,691,204) to be repurchased at $1,662,026	$1,662	1,662,000	0.2%

23

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (4.0%)
§@DFA Short Term Investment Fund	32,850,000	$32,850,000	4.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $972,245) to be repurchased at $959,827	$960	959,813	0.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $312,579) to be repurchased at $306,455	306	306,450	0.0%

TOTAL SECURITIES LENDING COLLATERAL		34,116,263	4.1%

TOTAL INVESTMENTS — (100.0%) (Cost $699,514,636)		$859,706,135	103.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,480,835	$41,356,706	—	$42,837,541
Austria	—	3,662,725	—	3,662,725
Belgium	1,156,779	4,924,987	—	6,081,766
Brazil	14,696,558	—	—	14,696,558
Canada	67,078,390	—	—	67,078,390
Chile	3,667,861	—	—	3,667,861
China	9,417,742	41,287,532	—	50,705,274
Czech Republic	—	966,058	—	966,058
Denmark	275,555	5,701,358	—	5,976,913
Finland	411,850	8,422,728	—	8,834,578
France	5,170,121	43,886,688	—	49,056,809
Germany	7,218,282	27,019,107	—	34,237,389
Greece	915,532	3,492,440	—	4,407,972
Hong Kong	22,539	13,484,204	—	13,506,743
Hungary	85,152	1,354,581	—	1,439,733
India	1,213,965	21,361,811	—	22,575,776
Indonesia	118,139	6,063,505	—	6,181,644
Ireland	763,197	2,771,594	—	3,534,791
Israel	2,218,195	3,202,617	—	5,420,812
Italy	1,229,161	15,441,619	—	16,670,780
Japan	13,140,783	107,885,442	—	121,026,225
Malaysia	—	6,579,781	—	6,579,781
Mexico	7,877,037	—	—	7,877,037
Netherlands	6,762,713	10,224,065	—	16,986,778
New Zealand	28,188	1,612,685	—	1,640,873

24

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$190,973	$6,386,826	—	$6,577,799
Philippines	56,240	1,363,551	—	1,419,791
Poland	—	3,345,171	—	3,345,171
Portugal	3,550	2,483,331	—	2,486,881
Russia	—	5,953,976	—	5,953,976
Singapore	—	9,992,719	—	9,992,719
South Africa	1,946,597	12,680,639	—	14,627,236
South Korea	2,831,593	22,712,996	—	25,544,589
Spain	7,922,583	7,996,013	—	15,918,596
Sweden	1,045,437	14,797,285	—	15,842,722
Switzerland	8,124,750	28,279,461	—	36,404,211
Taiwan	386,936	23,227,703	—	23,614,639
Thailand	3,693,118	—	—	3,693,118
Turkey	279,265	4,220,600	—	4,499,865
United Kingdom	34,503,438	91,610,603	—	126,114,041
Preferred Stocks
Australia	—	15,674	—	15,674
Brazil	12,193,772	—	—	12,193,772
Rights/Warrants
Brazil	1	—	—	1
France	8,622	—	—	8,622
Hong Kong	2,897	3,933	—	6,830
India	—	393	—	393
Israel	—	378	—	378
Malaysia	223	1,323	—	1,546
Norway	—	12,732	—	12,732
Spain	1,763	—	—	1,763
Sweden	—	—	—	—
Temporary Cash Investments	—	1,662,000	—	1,662,000
Securities Lending Collateral	—	34,116,263	—	34,116,263

TOTAL	$218,140,332	$641,565,803	—	$859,706,135

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,942,441	$1,298,531	—	—
Investments at Value (including $0, $0, $325,601 and $247,571 of securities on loan, respectively)	—	—	$2,230,895	$1,182,345
Temporary Cash Investments at Value & Cost	—	—	—	5,080
Collateral Received from Securities on Loan at Value & Cost	—	—	352,625	267,077
Cash	—	—	1	—
Receivables:
Investment Securities Sold/Affiliated Investment Companies Sold	466	—	7,852	—
Dividends and Interest	—	—	729	364
Securities Lending Income	—	—	134	185
Fund Shares Sold	821	500	1,104	697
Prepaid Expenses and Other Assets	13	13	24	10

Total Assets	1,943,741	1,299,044	2,593,364	1,455,758

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	352,625	267,077
Investment Securities Purchased/Affiliated Investment Companies Purchased	—	92	—	—
Fund Shares Redeemed	1,287	408	1,373	1,196
Due to Advisor	246	155	776	491
Loan Payable	—	—	1,378	—
Accrued Expenses and Other Liabilities	82	57	113	75

Total Liabilities	1,615	712	356,265	268,839

NET ASSETS	$1,942,126	$1,298,332	$2,237,099	$1,186,919

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	136,270,745	102,121,998	112,687,799	56,931,113

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.25	$12.71	$19.85	$20.85

Investments in Affiliated Investment Companies at Cost	$1,659,477	$908,250	$—	$—

Investments at Cost	$—	$—	$1,767,289	$814,562

NET ASSETS CONSIST OF:
Paid-In Capital	$1,911,483	$1,379,964	$2,006,554	$1,071,870
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,503	2,538	826	561
Accumulated Net Realized Gain (Loss)	(254,824)	(474,451)	(233,887)	(253,295)
Net Unrealized Appreciation (Depreciation)	282,964	390,281	463,606	367,783

NET ASSETS	$1,942,126	$1,298,332	$2,237,099	$1,186,919

(1) NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	700,000,000	500,000,000

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	Tax-Managed DFA International Value Portfolio	T.A. World ex U.S. Core Equity Portfolio
ASSETS:
Investments at Value (including $256,074, $108,419 and $31,634 of securities on loan, respectively)	$1,924,408	$1,707,849	$823,928
Temporary Cash Investments at Value & Cost	4,174	2,089	1,662
Collateral Received from Securities on Loan at Value & Cost	272,090	116,144	34,116
Foreign Currencies at Value	—	10,321	2,059
Cash	1	15	16
Receivables:
Investment Securities Sold	127	8,516	87
Dividends, Interest and Tax Reclaims	1,354	8,518	3,091
Securities Lending Income	79	250	48
Fund Shares Sold	799	1,212	594
Prepaid Expenses and Other Assets	21	21	19

Total Assets	2,203,053	1,854,935	865,620

LIABILITIES:
Payables:
Upon Return of Securities Loaned	272,090	116,144	34,116
Investment Securities Purchased	5	15,329	1,345
Fund Shares Redeemed	463	226	208
Due to Advisor	352	738	280
Unrealized Loss on Foreign Currency Contracts	—	17	—
Deferred Thailand Capital Gains Tax	—	—	171
Accrued Expenses and Other Liabilities	75	103	36

Total Liabilities	272,985	132,557	36,156

NET ASSETS	$1,930,068	$1,722,378	$829,464

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	232,110,600	123,462,797	94,607,514

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.32	$13.95	$8.77

Investments at Cost	$1,572,678	$1,524,275	$663,737

Foreign Currencies at Cost	$—	$10,239	$2,046

NET ASSETS CONSIST OF:
Paid-In Capital	$1,614,718	$1,682,249	$675,978
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,017	11,300	4,588
Accumulated Net Realized Gain (Loss)	(39,397)	(154,642)	(11,131)
Deferred Thailand Capital Gains Tax	—	—	(171)
Net Unrealized Foreign Exchange Gain (Loss)	—	(185)	(4)
Net Unrealized Appreciation (Depreciation)	351,730	183,656	160,204

NET ASSETS	$1,930,068	$1,722,378	$829,464

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	700,000,000	500,000,000

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio
Investment Income
Dividends	$ 13,173	$ 11,253	$ 9,422
Interest	3	2	4
Income from Securities Lending	579	198	711
Expenses Allocated from Affiliated Investment Companies	(1,960)	(429)	—

Total Investment Income	11,795	11,024	10,137

Expenses
Investment Advisory Services Fees	—	—	4,100
Administrative Services Fees	1,350	926	—
Accounting & Transfer Agent Fees	19	15	118
Custodian Fees	—	—	19
Filing Fees	51	53	57
Shareholders’ Reports	21	14	23
Directors’/Trustees’ Fees & Expenses	10	7	11
Professional Fees	13	10	27
Other	9	7	18

Total Expenses	1,473	1,032	4,373

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(112)	—

Net Expenses	1,473	920	4,373

Net Investment Income (Loss)	10,322	10,104	5,764

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	34,462	7,900	35,415
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	335,952	176,350	521,529

Net Realized and Unrealized Gain (Loss)	370,414	184,250	556,944

Net Increase (Decrease) in Net Assets Resulting from Operations	$380,736	$194,354	$562,708

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	T.A. U.S. Core Equity 2 Portfolio	Tax-Managed DFA International Value Portfolio	T.A. World ex U.S. Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,128 and $693, respectively)	$ 4,714	$ 12,568	$20,715	$ 7,944
Interest	2	6	7	6
Income from Securities Lending	1,078	604	643	195

Total Investment Income	5,794	13,178	21,365	8,145

Expenses
Investment Advisory Services Fees	2,660	1,876	4,258	1,514
Accounting & Transfer Agent Fees	69	104	107	54
Custodian Fees	37	20	104	109
Filing Fees	33	98	49	20
Shareholders’ Reports	16	15	22	7
Directors’/Trustees’ Fees & Expenses	6	9	10	5
Professional Fees	15	21	25	12
Other	12	13	21	8

Total Expenses	2,848	2,156	4,596	1,729

Net Investment Income (Loss)	2,946	11,022	16,769	6,416

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,359)	10,491	15,354	884
Foreign Currency Transactions	—	—	(536)	(50)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	288,124	320,898	35,192	51,204
Translation of Foreign Currency Denominated Amounts	—	—	(259)	(29)
Change in Deferred Thailand Capital Gains Tax	—	—	—	(70)

Net Realized and Unrealized Gain (Loss)	266,765	331,389	49,751	51,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$269,711	$342,411	$66,520	$58,355

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,322	$28,859	$10,104	$23,106	$5,764	$15,084	$2,946	$7,642
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Sold	34,462	(170,564)	7,900	(289,047)	35,415	(225,418)	(21,359)	(183,556)
Futures	—	1,628	—	2,732	—	1,204	—	(1,022)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies	335,952	293,293	176,350	328,913	521,529	287,952	288,124	193,172
Futures	—	(11)	—	—	—	(13)	—	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	380,736	153,205	194,354	65,704	562,708	78,809	269,711	16,228

Distributions From:
Net Investment Income	(11,154)	(34,714)	(10,325)	(25,432)	(6,367)	(20,085)	(3,253)	(10,036)

Total Distributions	(11,154)	(34,714)	(10,325)	(25,432)	(6,367)	(20,085)	(3,253)	(10,036)

Capital Share Transactions (1):
Shares Issued	149,726	755,723	89,420	513,816	181,138	870,260	75,886	439,219
Shares Issued in Lieu of Cash Distributions	10,733	33,539	9,164	22,376	6,305	19,909	3,166	9,806
Shares Redeemed	(206,171)	(866,254)	(125,730)	(703,345)	(207,028)	(911,324)	(115,736)	(575,467)

Net Increase (Decrease) from Capital Share Transactions	(45,712)	(76,992)	(27,146)	(167,153)	(19,585)	(21,155)	(36,684)	(126,442)

Total Increase (Decrease) in Net Assets	323,870	41,499	156,883	(126,881)	536,756	37,569	229,774	(120,250)
Net Assets
Beginning of Period	1,618,256	1,576,757	1,141,449	1,268,330	1,700,343	1,662,774	957,145	1,077,395

End of Period	$1,942,126	$1,618,256	$1,298,332	$1,141,449	$2,237,099	$1,700,343	$1,186,919	$957,145

(1) Shares Issued and Redeemed:
Shares Issued	11,695	81,360	7,507	54,781	10,611	71,153	4,177	32,424
Shares Issued in Lieu of Cash Distributions	859	3,525	781	2,355	393	1,600	180	703
Shares Redeemed	(15,671)	(94,446)	(10,513)	(75,273)	(11,939)	(74,530)	(6,289)	(42,310)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,117)	(9,561)	(2,225)	(18,137)	(935)	(1,777)	(1,932)	(9,183)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,503	$3,335	$2,538	$2,759	$826	$1,429	$561	$868

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,022	$19,903	$16,769	$39,126	$6,416	$11,410
Net Realized Gain (Loss) on:
Investment Securities Sold	10,491	(41,654)	15,354	(153,420)	884	(8,990)
Futures	—	(854)	—	(264)	—	(660)
Foreign Currency Transactions	—	—	(536)	875	(50)	97
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	320,898	211,836	35,192	509,093	51,204	196,743
Futures	—	(1)	—	(2)	—	(1)
Translation of Foreign Currency Denominated Amounts	—	—	(259)	390	(29)	(31)
Change in Deferred Thailand Capital Gains Tax	—	—	—	—	(70)	(101)

Net Increase (Decrease) in Net Assets Resulting from Operations	342,411	189,230	66,520	395,798	58,355	198,467

Distributions From:
Net Investment Income	(11,085)	(18,642)	(9,722)	(45,214)	(3,600)	(10,761)

Total Distributions	(11,085)	(18,642)	(9,722)	(45,214)	(3,600)	(10,761)

Capital Share Transactions (1):
Shares Issued	291,467	1,195,628	172,856	664,208	164,585	495,969
Shares Issued in Lieu of Cash Distributions	10,949	18,449	9,438	43,924	3,521	10,580
Shares Redeemed	(148,560)	(524,944)	(154,548)	(814,111)	(62,125)	(253,845)

Net Increase (Decrease) from Capital Share Transactions	153,856	689,133	27,746	(105,979)	105,981	252,704

Total Increase (Decrease) in Net Assets	485,182	859,721	84,544	244,605	160,736	440,410
Net Assets
Beginning of Period	1,444,886	585,165	1,637,834	1,393,229	668,728	228,318

End of Period	$1,930,068	$1,444,886	$1,722,378	$1,637,834	$829,464	$668,728

(1) Shares Issued and Redeemed:
Shares Issued	38,624	209,711	12,408	66,593	19,195	85,214
Shares Issued in Lieu of Cash Distributions	1,484	3,194	684	3,975	416	1,589
Shares Redeemed	(19,422)	(94,288)	(11,073)	(81,205)	(7,250)	(43,612)

Net Increase (Decrease) from Shares Issued and Redeemed	20,686	118,617	2,019	(10,637)	12,361	43,191

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,017	$3,080	$11,300	$4,253	$4,588	$1,772

See accompanying Notes to Financial Statements.

31

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.61	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12

Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.21	(A)	0.27	(A)	0.27	(A)	0.24	(A)	0.18	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	2.65	1.06	(6.66)	(0.16)	2.39	1.96	2.13

Total from Investment Operations	2.72	1.27	(6.39)	0.11	2.63	2.14	2.24

Less Distributions
Net Investment Income	(0.08)	(0.25)	(0.29)	(0.27)	(0.22)	(0.15)	(0.09)
Net Realized Gains	—	—	(0.24)	—	—	—	—

Total Distributions	(0.08)	(0.25)	(0.53)	(0.27)	(0.22)	(0.15)	(0.09)

Net Asset Value, End of Period	$14.25	$11.61	$10.59	$17.51	$17.67	$15.26	$13.27

Total Return	23.53	%(C)	12.54%	(37.53	)%(C)	0.54%	17.45%	16.27%	20.24%

Net Assets, End of Period (thousands)	$1,942,126	$1,618,256	$1,576,757	$2,747,843	$2,505,779	$1,754,320	$1,197,227
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.40%	0.38	%(B)	0.37%	0.38%	0.40%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.38	%(B)	0.40%	0.38	%(B)	0.37%	0.38%	0.40%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.16	%(B)	2.07%	1.93	%(B)	1.45%	1.47%	1.35%	0.97%

Tax-Managed U.S. Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$10.94	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05

Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.22	(A)	0.23	(A)	0.25	(A)	0.21	(A)	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	1.77	0.60	(5.19)	0.81	1.47	1.05	1.18

Total from Investment Operations	1.87	0.82	(4.96)	1.06	1.68	1.21	1.32

Less Distributions
Net Investment Income	(0.10)	(0.24)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)
Net Realized Gains	—	—	—	—	—	—	—

Total Distributions	(0.10)	(0.24)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)

Net Asset Value, End of Period	$12.71	$10.94	$10.36	$15.57	$14.75	$13.26	$12.23

Total Return	17.17	%(C)	8.30%	(32.30	)%(C)	7.23%	12.84%	9.97%	12.03%

Net Assets, End of Period (thousands)	$1,298,332	$1,141,449	$1,268,330	$1,823,812	$1,487,611	$999,215	$618,888
Ratio of Expenses to Average Net Assets (D)	0.22	%(B)	0.22%	0.22	%(B)	0.22%	0.23%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.24	%(B)	0.26%	0.23	%(B)	0.23%	0.24%	0.26%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.65	%(B)	2.24%	1.76	%(B)	1.59%	1.55%	1.35%	1.37%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$ 14.96	$ 14.41	$ 23.09	$ 27.39	$ 25.60	$ 23.32	$ 19.22
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.14	(A)	0.20	(A)	0.25	(A)	0.22	(A)	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	4.90	0.60	(7.29)	(1.87)	3.90	2.68	4.09
Total from Investment Operations	4.95	0.74	(7.09)	(1.62)	4.12	2.77	4.18

Less Distributions
Net Investment Income	(0.06)	(0.19)	(0.18)	(0.24)	(0.19)	(0.10)	(0.08)
Net Realized Gains	—	—	(1.41)	(2.44)	(2.14)	(0.39)	—
Total Distributions	(0.06)	(0.19)	(1.59)	(2.68)	(2.33)	(0.49)	(0.08)

Net Asset Value, End of Period	$ 19.85	$ 14.96	$ 14.41	$ 23.09	$ 27.39	$ 25.60	$ 23.32

Total Return	33.15	%(C)	5.41%	(32.85	)%(C)	(6.58)%	17.70%	12.09%	21.84%

Net Assets, End of Period (thousands)	$2,237,099	$1,700,343	$1,662,774	$2,905,694	$3,203,763	$2,634,891	$2,078,718
Ratio of Expenses to Average Net Assets	0.45	%(B)	0.47%	0.45	%(B)	0.47%	0.53%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.60	%(B)	1.04%	1.07	%(B)	0.98%	0.85%	0.39%	0.45%
Portfolio Turnover Rate	16	%(C)	34%	40	%(C)	28%	35%	21%	21%

Tax-Managed U.S. Small Cap Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$ 16.26	$ 15.83	$ 25.86	$ 26.27	$ 22.95	$ 20.53	$ 17.84
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.13	(A)	0.19(A	)	0.18	(A)	0.10	(A)	0.04	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	4.60	0.47	(7.87)	(0.42)	3.30	2.42	2.69
Total from Investment Operations	4.65	0.60	(7.68)	(0.24)	3.40	2.46	2.70

Less Distributions
Net Investment Income	(0.06)	(0.17)	(0.18)	(0.17)	(0.08)	(0.04)	(0.01)
Net Realized Gains	—	—	(2.17)	—	—	—	—
Total Distributions	(0.06)	(0.17)	(2.35)	(0.17)	(0.08)	(0.04)	(0.01)

Net Asset Value, End of Period	$ 20.85	$ 16.26	$ 15.83	$ 25.86	$ 26.27	$ 22.95	$ 20.53

Total Return	28.64	%(C)	3.98%	(32.53	)%(C)	(0.94)%	14.88%	11.98%	15.17%

Net Assets, End of Period (thousands)	$1,186,919	$957,145	$1,077,395	$1,779,245	$1,653,038	$1,242,288	$958,233
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.55%	0.53	%(B)	0.53%	0.53%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.56	%(B)	0.88%	0.98	%(B)	0.65%	0.41%	0.21%	0.08%
Portfolio Turnover Rate	13	%(C)	28%	39	%(C)	31%	22%	15%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

T.A. U.S. Core Equity 2 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007

(Unaudited)
Net Asset Value, Beginning of Period	$ 6.83	$ 6.31	$ 9.40	$ 10.00
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.11	(A)	0.13	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.49	0.52	(3.12)	(0.62)
Total from Investment Operations	1.54	0.63	(2.99)	(0.60)

Less Distributions
Net Investment Income	(0.05)	(0.11)	(0.10)	—
Net Realized Gains	—	—	—	—
Total Distributions	(0.05)	(0.11)	(0.10)	—

Net Asset Value, End of Period	$ 8.32	$ 6.83	$ 6.31	$ 9.40

Total Return	22.64	%(C)	10.28%	(32.16	)%(C)	(6.00	)%(C)

Net Assets, End of Period (thousands)	$1,930,068	$1,444,886	$585,165	$106,507
Ratio of Expenses to Average Net Assets	0.25	%(B)	0.28%	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.25	%(B)	0.28%	0.29	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.30	%(B)	1.82%	1.75	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	3	%(C)	5%	9	%(C)	0	%(C)

Tax-Managed DFA International Value Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$ 13.49	$ 10.55	$ 21.91	$ 19.96	$ 15.51	$ 13.63	$ 10.84
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.32	(A)	0.59	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.40	3.00	(9.60)	2.76	4.71	1.90	2.93
Total from Investment Operations	0.54	3.32	(9.01)	3.35	5.25	2.23	3.15

Less Distributions
Net Investment Income	(0.08)	(0.38)	(0.64)	(0.48)	(0.59)	(0.35)	(0.36)
Net Realized Gains	—	—	(1.71)	(0.92)	(0.21)	—	—
Total Distributions	(0.08)	(0.38)	(2.35)	(1.40)	(0.80)	(0.35)	(0.36)

Net Asset Value, End of Period	$ 13.95	$ 13.49	$ 10.55	$ 21.91	$ 19.96	$ 15.51	$ 13.63

Total Return	4.01	%(C)	32.27%	(45.58	)%(C)	17.51%	35.01%	16.63%	29.69%

Net Assets, End of Period (thousands)	$1,722,378	$1,637,834	$1,393,229	$2,859,270	$2,370,683	$1,571,217	$1,082,275
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.56%	0.54	%(B)	0.54%	0.54%	0.60%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.54	%(B)	0.56%	0.54	%(B)	0.54%	0.54%	0.60%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.98	%(B)	2.92%	3.76	%(B)	2.77%	3.04%	2.23%	1.91%
Portfolio Turnover Rate	12	%(C)	24%	24	%(C)	20%	13%	11%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A World ex U.S. Core Equity Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period March 6, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.13		$ 5.85	$ 10.00
Income from Investment Operations
Net Investment Income (Loss)(A)	0.07		0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.61		2.27	(4.15)
Total from Investment Operations	0.68		2.43	(4.00)

Less Distributions
Net Investment Income	(0.04)		(0.15)	(0.15)
Total Distributions	(0.04)		(0.15)	(0.15)

Net Asset Value, End of Period	$ 8.77		$ 8.13	$ 5.85

Total Return	8.41	%(C)	42.13%	(40.61)%(C	)

Net Assets, End of Period (thousands)	$829,464		$668,728	$228,318
Ratio of Expenses to Average Net Assets	0.46	%(B)	0.54%	0.60%(B)	(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.46	%(B)	0.51%	0.85%(B)	(E)
Ratio of Net Investment Income to Average Net Assets.	1.71	%(B)	2.38%	3.27%(B)	(E)
Portfolio Turnover Rate	0	%(C)	5%	2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, seven of which (the “Portfolios”) are included in this section of the report.

Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the “Feeder Funds”) primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the “Series”), respectively. At April 30, 2010, Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the “Domestic Equity Portfolios”) and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

36

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

For Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

37

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

T.A. World ex U.S. Core Equity Portfolio’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. T.A. World ex U.S. Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. T.A. World ex U.S. Core Equity Portfolio is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or “the Advisor”) provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of

38

Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios, except for the Feeder Funds. For the six months ended April 30, 2010, the Portfolios’ administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
Tax-Managed U.S. Marketwide Value Portfolio	0.15%	—
Tax-Managed U.S. Equity Portfolio	0.15%	—
Tax-Managed U.S. Targeted Value Portfolio	—	0.42%
Tax-Managed U.S. Small Cap Portfolio	—	0.50%
T.A. U.S. Core Equity 2 Portfolio	—	0.22%
Tax-Managed DFA International Value Portfolio	—	0.50%
T.A. World ex U.S. Core Equity Portfolio	—	0.40%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administrative/advisory fees, and in certain instances assumes certain expenses of the Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios listed are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Equity Portfolio (1)	0.22%	—	$705
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its Series) to the extent necessary to reduce the Portfolio’s expenses when its total operating expenses exceed the rate listed above of the average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than rate listed above of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recover will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio’s advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to

39

0.40% of the Portfolio’s average net assets on an annualized basis. In addition, the Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio’s average net assets on an annualized basis. At any time that the annualized Portfolio’s Expenses of the Portfolio are less than the rate listed above of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid to the CCO by the Fund were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$45
Tax-Managed U.S. Equity Portfolio	31
Tax-Managed U.S. Targeted Value Portfolio	47
Tax-Managed U.S. Small Cap Portfolio	26
T.A. U.S. Core Equity 2 Portfolio	41
Tax-Managed DFA International Value Portfolio	44
T.A. World ex U.S. Core Equity Portfolio	19

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$303,667	$321,926
Tax-Managed U.S. Small Cap Portfolio	131,860	170,583
T.A. U.S. Core Equity 2 Portfolio	207,184	53,226
Tax-Managed DFA International Value Portfolio	224,535	192,926
T.A. World ex U.S. Core Equity Portfolio	110,283	3,112

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally

40

accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Tax-Managed U.S. Small Cap Portfolio	—	$ (7)	$ 7
T.A. U.S. Core Equity 2 Portfolio	—	(8)	8
Tax-Managed DFA International Value Portfolio	—	872	(872)
T.A. World ex U.S. Core Equity Portfolio	$13	109	(122)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2007	$39,785	—	$39,785
2008	44,892	$36,004	80,896
2009	34,714	—	34,714
Tax-Managed U.S. Equity Portfolio
2007	25,931	—	25,931
2008	30,460	—	30,460
2009	25,432	—	25,432
Tax-Managed U.S. Targeted Value Portfolio
2007	33,610	298,723	$332,333
2008	21,996	152,305	174,301
2009	20,085	—	20,085
Tax-Managed U.S. Small Cap Portfolio
2007	11,633	5,395	17,028
2008	13,069	140,269	153,338
2009	10,036	—	10,036
T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
2009	18,642	—	18,642
Tax-Managed DFA International Value Portfolio
2007	62,952	112,266	175,218
2008	89,577	217,870	307,447
2009	45,214	—	45,214

41

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
T.A. World ex U.S. Core Equity Portfolio
2008	$1,192	—	$1,192
2009	10,761	—	10,761

T.A. World ex U.S. Core Equity Portfolio commenced operations on March 6. 2008.

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Real Estate Securities Portfolio	$1,139	—	$1,139
DFA Global Real Estate Securities Portfolio	319	—	319
DFA International Small Cap Value Portfolio	2,537	—	2,537
International Vector Equity Portfolio	29	—	29
Emerging Markets Portfolio	3,546	$2,984	6,530

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$3,360	$(289,226)	$(285,866)
Tax-Managed U.S. Equity Portfolio	2,788	(493,914)	(491,126)
Tax-Managed U.S. Targeted Value Portfolio	1,374	(268,973)	(267,599)
Tax-Managed U.S. Small Cap Portfolio	696	(231,307)	(230,611)
T.A. U.S. Core Equity 2 Portfolio	3,092	(49,818)	(46,726)
Tax-Managed DFA International Value Portfolio	4,292	(164,699)	(160,407)
T.A. World ex U.S. Core Equity Portfolio	1,785	(9,680)	(7,895)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2010	2011	2013	2014	2015	2016	2017	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—	—	—	—	$120,399	$168,827	$289,226
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	$13,463	$27,199	—	142,157	286,569	493,914
Tax-Managed U.S. Targeted Value Portfolio	—	—	—	—	—	43,968	225,005	268,973
Tax-Managed U.S. Small Cap Portfolio	—	—	—	—	—	46,001	185,306	231,307
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	$310	6,972	42,536	49,818
Tax-Managed DFA International Value Portfolio	—	—	—	—	—	12,590	152,109	164,699
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	2,250	7,430	9,680

42

Some of the investments held by T.A. World ex U.S. Core Equity Portfolio are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains (losses) are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the Portfolio had no cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $25 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,660,009	$445,590	$(163,158)	$282,432
Tax-Managed U.S. Equity Portfolio	908,726	406,766	(16,961)	389,805
Tax-Managed U.S. Targeted Value Portfolio	2,120,271	613,852	(150,603)	463,249
Tax-Managed U.S. Small Cap Portfolio	1,087,056	414,639	(47,193)	367,446
T.A. U.S. Core Equity 2 Portfolio	1,849,105	411,077	(59,510)	351,567
Tax-Managed DFA International Value Portfolio	1,646,644	308,035	(128,597)	179,438
T.A. World ex U.S. Core Equity Portfolio	701,810	191,888	(33,992)	157,896

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio’s tax position and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

43

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Portfolios had no outstanding futures contracts.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	1.97%	$1,595	15	$1	$4,197
Tax-Managed U.S. Small Cap Portfolio	1.94%	3,438	7	1	5,813
T.A. U.S. Core Equity 2 Portfolio	1.99%	4,805	3	1	6,209

At April 30, 2010, Tax-Managed U.S. Targeted Value Portfolio had a loan outstanding in the amount of $1,378 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under

44

the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	0.90%	$3,325	6	—	$7,924

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

45

K. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	90%
Tax-Managed U.S. Equity Portfolio	2	76%
Tax-Managed U.S. Targeted Value Portfolio	3	96%
Tax-Managed U.S. Small Cap Portfolio	2	85%
T.A. U.S. Core Equity 2 Portfolio	3	93%
Tax-Managed DFA International Value Portfolio	3	94%
T.A. World ex U.S. Core Equity Portfolio	3	92%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

46

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,236.40	0.22%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$1,172.40	0.07%	$0.38
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

47

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
Consumer Discretionary	19.6%	Consumer Discretionary	12.4%
Consumer Staples	6.7%	Consumer Staples	10.2%
Energy	14.4%	Energy	10.6%
Financials	26.3%	Financials	13.7%
Health Care	5.4%	Health Care	11.9%
Industrials	12.7%	Industrials	11.8%
Information Technology	5.3%	Information Technology	19.2%
Materials	3.8%	Materials	4.2%
Other	—	Other	—
Telecommunication Services	4.6%	Telecommunication Services	2.5%
Utilities	1.2%	Utilities	3.5%

	100.0%		100.0%

48

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (18.0%)
Carnival Corp.	688,708	$28,719,124	1.0%
Comcast Corp. Class A	3,570,978	70,491,106	2.6%
Comcast Corp. Special Class A	1,432,185	26,996,687	1.0%
*Liberty Media Corp. Interactive Class A	882,463	13,563,456	0.5%
News Corp. Class A	1,791,585	27,626,241	1.0%
#News Corp. Class B	865,172	15,391,410	0.6%
#*Sears Holdings Corp.	137,850	16,672,958	0.6%
Time Warner Cable, Inc.	693,942	39,034,238	1.4%
Time Warner, Inc.	1,534,860	50,773,169	1.8%
Walt Disney Co. (The)	1,135,556	41,833,883	1.5%
Other Securities		207,614,229	7.6%

Total Consumer Discretionary		538,716,501	19.6%

Consumer Staples — (6.1%)
Archer-Daniels-Midland Co.	696,262	19,453,560	0.7%
CVS Caremark Corp.	1,366,254	50,455,760	1.8%
Kraft Foods, Inc.	1,355,054	40,109,598	1.5%
Other Securities		72,912,107	2.7%

Total Consumer Staples		182,931,025	6.7%

Energy — (13.2%)
Anadarko Petroleum Corp.	845,068	52,529,427	1.9%
Chesapeake Energy Corp.	701,800	16,702,840	0.6%
ConocoPhillips	1,646,053	97,429,877	3.5%
Hess Corp.	369,557	23,485,347	0.9%
Marathon Oil Corp.	856,737	27,544,095	1.0%
National-Oilwell, Inc.	453,212	19,954,924	0.7%
XTO Energy, Inc.	397,536	18,890,911	0.7%
Other Securities		137,909,986	5.0%

Total Energy		394,447,407	14.3%

Financials — (24.1%)
Allstate Corp. (The)	480,637	15,702,411	0.6%
Bank of America Corp.	6,325,765	112,788,390	4.1%
Capital One Financial Corp.	501,240	21,758,828	0.8%
*Citigroup, Inc.	5,515,388	24,102,246	0.9%
CME Group, Inc.	76,377	25,082,971	0.9%
JPMorgan Chase & Co.	1,125,368	47,918,169	1.7%
Lincoln National Corp.	460,953	14,100,552	0.5%
Loews Corp.	747,772	27,847,029	1.0%
MetLife, Inc.	805,008	36,692,265	1.3%
PNC Financial Services Group, Inc.	222,505	14,954,561	0.6%
Prudential Financial, Inc.	335,685	21,336,139	0.8%
SunTrust Banks, Inc.	561,161	16,610,366	0.6%
Travelers Cos., Inc. (The)	721,677	36,617,891	1.3%
Other Securities		305,939,115	11.1%

Total Financials		721,450,933	26.2%

Health Care — (5.0%)
Aetna, Inc.	486,790	14,384,644	0.5%
*Thermo Fisher Scientific, Inc.	456,141	25,215,474	0.9%
*WellPoint, Inc.	501,340	26,972,092	1.0%
Other Securities		82,505,803	3.0%

Total Health Care		149,078,013	5.4%

49

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**

Industrials — (11.6%)
CSX Corp.	562,627	$31,535,243	1.1%
FedEx Corp.	184,382	16,596,224	0.6%
General Electric Co.	3,487,657	65,777,211	2.4%
Norfolk Southern Corp.	399,637	23,710,463	0.9%
Northrop Grumman Corp.	289,993	19,670,225	0.7%
Southwest Airlines Co.	1,077,730	14,204,481	0.5%
Union Pacific Corp.	569,682	43,102,140	1.6%
Other Securities		133,473,134	4.9%

Total Industrials		348,069,121	12.7%

Information Technology — (4.9%)
*Motorola, Inc.	1,973,711	13,954,137	0.5%
Other Securities		131,389,728	4.8%

Total Information Technology		145,343,865	5.3%

Materials — (3.5%)
Alcoa, Inc.	1,145,369	15,393,759	0.6%
Dow Chemical Co. (The)	915,598	28,227,886	1.0%
International Paper Co.	492,615	13,172,525	0.5%
Other Securities		47,673,502	1.7%

Total Materials		104,467,672	3.8%

Other — (0.0%)
Other Securities		54	0.0%

Telecommunication Services — (4.2%)
AT&T, Inc.	4,065,906	105,957,510	3.9%
#*Sprint Nextel Corp.	3,223,177	13,698,502	0.5%
Other Securities		6,697,552	0.2%

Total Telecommunication Services		126,353,564	4.6%

Utilities — (1.1%)
Public Service Enterprise Group, Inc.	488,622	15,699,425	0.6%
Other Securities		17,590,789	0.6%

Total Utilities		33,290,214	1.2%

TOTAL COMMON STOCKS		2,744,148,369	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		1,701	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	234,451,040	234,451,040	8.5%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $23,944,641 FHLMC 5.997%(r), 12/01/06 & FNMA 6.068%(r), 03/01/36, valued at $8,043,128) to be repurchased at $7,808,978	$7,809	7,808,862	0.3%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $12,781,984 FNMA 5.000%, 10/01/18 & 6.000%, 12/01/36, valued at $5,059,641) to be repurchased at $4,911,001	4,911	4,910,919	0.2%

TOTAL SECURITIES LENDING COLLATERAL		247,170,821	9.0%

50

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Value†	Percentage of Net Assets
TOTAL INVESTMENTS — (100.0%) (Cost $2,583,241,627)	$2,991,320,891	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$538,684,551	$31,950	—	$538,716,501
Consumer Staples	182,931,025	—	—	182,931,025
Energy	394,447,407	—	—	394,447,407
Financials	721,450,933	—	—	721,450,933
Health Care	149,078,013	—	—	149,078,013
Industrials	348,069,121	—	—	348,069,121
Information Technology	145,337,345	6,520	—	145,343,865
Materials	104,467,672	—	—	104,467,672
Other	—	54	—	54
Telecommunication Services	126,353,564	—	—	126,353,564
Utilities	33,290,214	—	—	33,290,214
Rights/Warrants	—	1,701	—	1,701
Securities Lending Collateral	—	247,170,821	—	247,170,821

TOTAL	$2,744,109,845	$247,211,046	—	$2,991,320,891

See accompanying Notes to Financial Statements.

51

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.4%)
Consumer Discretionary — (11.0%)
*Amazon.com, Inc.	42,400	$5,811,344	0.4%
#*DIRECTV Class A	144,289	5,227,590	0.4%
*Ford Motor Co.	321,940	4,191,659	0.3%
Home Depot, Inc.	167,530	5,905,432	0.5%
McDonald’s Corp.	104,240	7,358,302	0.6%
Walt Disney Co. (The)	194,761	7,174,995	0.6%
Other Securities		124,714,294	9.6%

Total Consumer Discretionary		160,383,616	12.4%

Consumer Staples — (9.0%)
Altria Group, Inc.	207,400	4,394,806	0.3%
Coca-Cola Co. (The)	233,762	12,494,579	1.0%
CVS Caremark Corp.	138,647	5,120,234	0.4%
Kraft Foods, Inc.	144,772	4,285,251	0.3%
PepsiCo, Inc.	156,804	10,226,757	0.8%
Philip Morris International, Inc.	184,843	9,072,094	0.7%
Procter & Gamble Co.	301,333	18,730,859	1.4%
Wal-Mart Stores, Inc.	325,040	17,438,396	1.4%
Other Securities		50,547,046	3.9%

Total Consumer Staples		132,310,022	10.2%

Energy — (9.4%)
Chevron Corp.	197,914	16,118,116	1.2%
ConocoPhillips	145,271	8,598,590	0.7%
Exxon Mobil Corp.	496,631	33,696,413	2.6%
Occidental Petroleum Corp.	83,288	7,384,314	0.6%
Schlumberger, Ltd.	115,448	8,245,296	0.6%
Other Securities		62,839,333	4.8%

Total Energy		136,882,062	10.5%

Financials — (12.1%)
American Express Co.	112,805	5,202,567	0.4%
Bank of America Corp.	886,979	15,814,836	1.2%
*Citigroup, Inc.	1,111,722	4,858,225	0.4%
Goldman Sachs Group, Inc. (The)	51,300	7,448,760	0.6%
JPMorgan Chase & Co.	389,906	16,602,197	1.3%
U.S. Bancorp	177,115	4,741,369	0.3%
Wells Fargo & Co.	508,428	16,834,051	1.3%
Other Securities		105,666,391	8.1%

Total Financials		177,168,396	13.6%

Health Care — (10.5%)
Abbott Laboratories	152,800	7,817,248	0.6%
*Amgen, Inc.	95,571	5,481,953	0.4%
Johnson & Johnson	275,284	17,700,761	1.4%
Medtronic, Inc.	110,304	4,819,182	0.4%
*Merck & Co., Inc.	335,453	11,754,273	0.9%
*Pfizer, Inc.	789,803	13,205,506	1.0%
Other Securities		93,500,941	7.2%

Total Health Care		154,279,864	11.9%

Industrials — (10.4%)
3M Co.	66,423	5,889,727	0.5%
Boeing Co. (The)	72,650	5,262,040	0.4%
Caterpillar, Inc.	61,609	4,194,957	0.3%
General Electric Co.	1,035,723	19,533,736	1.5%

52

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**

Industrials — (Continued)
United Parcel Service, Inc.	69,750	$4,822,515	0.4%
United Technologies Corp.	93,470	7,005,576	0.5%
Other Securities		105,506,004	8.1%

Total Industrials		152,214,555	11.7%

Information Technology — (17.0%)
*Apple, Inc.	89,260	23,307,571	1.8%
*Cisco Sytems, Inc.	553,000	14,886,760	1.1%
*Google, Inc.	23,837	12,524,913	1.0%
Hewlett-Packard Co.	236,000	12,264,920	0.9%
Intel Corp.	534,370	12,199,667	0.9%
International Business Machines Corp.	128,303	16,551,087	1.3%
Microsoft Corp.	820,260	25,050,740	1.9%
Oracle Corp.	487,451	12,595,734	1.0%
QUALCOMM, Inc.	162,070	6,278,592	0.5%
Visa, Inc.	55,000	4,962,650	0.4%
Other Securities		107,575,336	8.3%

Total Information Technology		248,197,970	19.1%

Materials — (3.7%)
Other Securities		54,554,442	4.2%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (2.2%)
AT&T, Inc.	580,280	15,122,097	1.2%
Verizon Communications, Inc.	288,075	8,322,487	0.6%
Other Securities		8,980,099	0.7%

Total Telecommunication Services		32,424,683	2.5%

Utilities — (3.1%)
Other Securities		44,932,336	3.5%

TOTAL COMMON STOCKS		1,293,347,952	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $4,660,000 FNMA 1.213%(v), 11/25/39, valued at $4,010,693) to be repurchased at $3,949,063	$3,949	3,949,000	0.3%

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (11.3%)
§@DFA Short Term Investment Fund	152,139,828	152,139,828	11.7%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $15,470,470 FHLMC 3.853%(r), 03/01/40 & FNMA 6.068%(r), 03/01/36, valued at $9,906,500) to be repurchased at $9,618,100	$9,618	9,617,961	0.7%

53

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)

@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $8,530,000 FNMA 5.000%, 10/01/18, valued at $3,364,704) to be repurchased at $3,265,996	$3,266	$3,265,942	0.3%

TOTAL SECURITIES LENDING COLLATERAL		165,023,731	12.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,072,039,735)		$1,462,320,683	112.6%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$160,383,616	—	—	$160,383,616
Consumer Staples	132,310,022	—	—	132,310,022
Energy	136,882,062	—	—	136,882,062
Financials	177,168,396	—	—	177,168,396
Health Care	154,271,350	$8,514	—	154,279,864
Industrials	152,214,555	—	—	152,214,555
Information Technology	248,197,478	492	—	248,197,970
Materials	54,554,442	—	—	54,554,442
Other	—	6	—	6
Telecommunication Services	32,424,683	—	—	32,424,683
Utilities	44,932,336	—	—	44,932,336
Temporary Cash Investments	—	3,949,000	—	3,949,000
Securities Lending Collateral	—	165,023,731	—	165,023,731

TOTAL	$1,293,338,940	$168,981,743	—	$1,462,320,683

See accompanying Notes to Financial Statements.

54

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $231,296 and $152,152 of securities on loan, respectively)	$2,744,150	$1,293,348
Temporary Cash Investments at Value & Cost	—	3,949
Collateral Received from Securities on Loan at Value & Cost	247,171	165,024
Cash	—	1
Receivables:
Investment Securities Sold	14,516	69
Dividends and Interest	2,053	1,165
Securities Lending Income	67	29
Fund Shares Sold	106	92
Prepaid Expenses and Other Assets	5	2

Total Assets	3,008,068	1,463,679

LIABILITIES:
Payables:
Upon Return of Securities Loaned	247,171	165,024
Investment Securities Purchased	8,150	—
Fund Shares Redeemed	466	—
Due to Advisor	462	54
Loan Payable	2,534	—
Accrued Expenses and Other Liabilities	131	69

Total Liabilities	258,914	165,147

NET ASSETS	$2,749,154	$1,298,532

Investments at Cost	$2,336,071	$ 903,067

See accompanying Notes to Financial Statements.

55

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$ 18,543	$ 11,253
Interest	4	2
Income from Securities Lending	816	198

Total Investment Income	19,363	11,453

Expenses
Investment Advisory Services Fees	2,534	309
Accounting & Transfer Agent Fees	132	70
Custodian Fees	21	13
Shareholders’ Reports	7	4
Directors’/Trustees’ Fees & Expenses	14	7
Professional Fees	33	17
Other	18	9

Total Expenses	2,759	429

Net Investment Income (Loss)	16,604	11,024

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	56,201	7,899
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	465,081	176,350

Net Realized and Unrealized Gain (Loss)	521,282	184,249

Net Increase (Decrease) in Net Assets Resulting from Operations	$537,886	$195,273

See accompanying Notes to Financial Statements.

56

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,604	$43,009	$11,024	$24,487
Net Realized Gain (Loss) on:
Investment Securities Sold	56,201	(224,739)	7,899	(289,047)
Futures	—	2,063	—	2,732
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	465,081	417,983	176,350	328,914
Futures	—	(16)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	537,886	238,300	195,273	67,086

Transactions in Interest:
Contributions	50,745	347,943	21,698	111,879
Withdrawals	(129,404)	(487,040)	(60,032)	(305,880)

Net Increase (Decrease) from Transactions in Interest	(78,659)	(139,097)	(38,334)	(194,001)

Total Increase (Decrease) in Net Assets	459,227	99,203	156,939	(126,915)
Net Assets
Beginning of Period	2,289,927	2,190,724	1,141,593	1,268,508

End of Period	$2,749,154	$2,289,927	$1,298,532	$1,141,593

See accompanying Notes to Financial Statements.

57

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
	(Unaudited)
Total Return	23.64	%(C)	12.76%	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%
Net Assets, End of Period (thousands)	$2,749,154		$2,289,927	$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.23%	0.22	%(B)	0.22%	0.22%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.32	%(B)	2.23%	2.09	%(B)	1.61%	1.63%	1.52%	1.14%
Portfolio Turnover Rate	15	%(C)	28%	40	%(C)	21%	21%	12%	5%

	The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	17.24	%(C)	8.56%	(32.28	)%(C)	7.38%	13.06%	10.15%	12.20%

Net Assets, End of Period (thousands)	$1,298,532		$1,141,593	$1,268,508		$1,824,033	$1,487,786	$999,348	$618,950
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.09%	0.07	%(B)	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.80	%(B)	2.37%	1.91	%(B)	1.74%	1.71%	1.51%	1.52%
Portfolio Turnover Rate	3	%(C)	27%	13	%(C)	6%	21%	10%	5%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the “Series”) are presented in this section of the report.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid to the CCO by the Trust were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

60

The Tax-Managed U.S. Marketwide Value Series	$63
The Tax-Managed U.S. Equity Series	31

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$373,995	$433,142
The Tax-Managed U.S. Equity Series	36,357	64,577

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,583,995	$614,715	$(207,389)	$407,326
The Tax-Managed U.S. Equity Series	1,072,516	406,755	(16,950)	389,805

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax position and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

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Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the six months ended April 30, 2010.

At April 30, 2010, the Series had no outstanding futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	1.98%	$9,127	10	$5	$23,352
The Tax-Managed U.S. Equity Series	1.97%	2,701	14	2	5,601

At April 30, 2010, The Tax-Managed U.S. Marketwide Value Series had a loan outstanding in the amount of $2,534 (in thousands).

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under

62

the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2010.

I. Securities Lending:

As of April 30, 2010, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

63

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

64

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods

65

were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

66

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THE DFA SHORT TERM INVESTMENT FUND

Semi-Annual Report

For the Period ended April 30, 2010

The DFA Short Term Investment Fund

Schedule of Portfolio Holdings

April 30, 2010 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2010:

Security Allocation	Percentage of Investments
Commercial Paper	57.6%
Repurchase Agreements	15.6
Yankee Certificates of Deposit	15.0
Corporate Bonds	9.8
U.S. Government Agency Securities	2.0

Total Investments	100.0%

1

The DFA Short Term Investment Fund

Schedule of Investments

April 30, 2010 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Corporate Bonds — 9.5%
Bear Stearns Cos. LLC(a)	0.37%	05/18/10	115,710,000	115,702,858
Bear Stearns Cos. LLC(a)	0.70%	07/19/10	93,414,000	93,488,305
Bear Stearns Cos. LLC(a)	0.57%	01/31/11	140,000,000	140,233,843
General Electric Capital Corp. SERIES A(a)	0.31%	05/10/10	51,428,000	51,428,509
General Electric Capital Corp.(a)	0.43%	08/20/10	36,736,000	36,748,147
General Electric Capital Corp.(a)	0.37%	01/26/11	45,000,000	45,000,000
General Electric Capital Corp.(a)	0.70%	02/01/11	72,515,000	72,757,083
Hewlett-Packard Co.(a)	0.32%	06/15/10	154,559,000	154,582,392
JPMorgan Chase & Co.(a)	0.29%	05/07/10	10,716,000	10,716,093
JPMorgan Chase & Co.(a)	0.36%	06/25/10	35,000,000	34,988,659
Kimberly-Clark Corp.(a)	0.44%	07/30/10	62,500,000	62,537,754
Procter & Gamble International Funding(a)	0.26%	05/07/10	14,600,000	14,600,000
Royal Bank of Canada(a)	0.54%	09/28/10	100,000,000	100,099,447
The Swedish Export Credit Corp.	4.00%	06/15/10	63,767,000	64,057,694
U.S. Bancorp(a)	0.65%	05/06/10	12,200,000	12,200,845
U.S. Bancorp(a)	0.32%	05/28/10	12,790,000	12,790,734
Wachovia Bank NA	1.15%	05/14/10	46,310,000	46,323,681
Wachovia Bank NA(a)	0.31%	05/25/10	66,000,000	65,998,869
Wachovia Bank NA(a)	0.32%	12/02/10	90,100,000	90,067,613
Wells Fargo & Co.(a)	0.29%	06/18/10	29,271,000	29,267,648
Wells Fargo & Co.(a)	0.47%	08/20/10	100,000,000	100,037,120
Wells Fargo & Co.(a)	0.39%	01/12/11	54,865,000	54,879,272
Wells Fargo & Co.(a)	0.77%	01/24/11	40,203,000	40,322,393

Total Corporate Bonds (Amortized Cost $1,448,828,959)			1,447,684,000	1,448,828,959

Commercial Paper — 56.3%(b)
Abbey National North America LLC	0.43%	07/21/10	50,000,000	49,952,188
Abbey National North America LLC	0.30%	09/08/10	65,000,000	64,929,583
Abbey National North America LLC	0.35%	09/22/10	138,725,000	138,525,636
ANZ National International Ltd.(c)	0.22%	05/14/10	25,000,000	24,998,014
ANZ National International Ltd.(c)	0.29%	05/18/10	75,000,000	74,989,729
ANZ National International Ltd.(c)	0.30%	06/15/10	20,000,000	19,992,500
ANZ National International Ltd.(c)	0.45%	07/07/10	50,000,000	49,958,125
ANZ National International Ltd.(c)	0.28%	07/19/10	115,000,000	114,929,339
ANZ National International Ltd.(c)	0.42%	07/20/10	25,000,000	24,976,667
ANZ National International Ltd.(c)	0.38%	08/05/10	60,000,000	59,939,200
ANZ National International Ltd.(c)	0.30%	09/13/10	50,000,000	49,943,750
Banco Bilbao Vizcaya London(c)	0.26%	05/20/10	22,000,000	21,996,981
Banco Bilbao Vizcaya London(c)	0.33%	06/08/10	100,000,000	99,965,167
Banco Bilbao Vizcaya London(c)	0.31%	07/01/10	85,400,000	85,355,141
Banco Bilbao Vizcaya London(c)	0.30%	07/16/10	51,200,000	51,167,573
Banco Bilbao Vizcaya London(c)	0.30%	07/22/10	50,000,000	49,965,833
Banco Bilbao Vizcaya London(c)	0.33%	07/26/10	50,000,000	49,960,583
Banco Bilbao Vizcaya London(c)	0.29%	07/27/10	50,000,000	49,964,958
Banco Bilbao Vizcaya London(c)	0.41%	10/20/10	25,000,000	24,951,028
Bank Of America Corp.	0.20%	05/04/10	100,000,000	99,998,333
Bank Of America Corp.	0.19%	05/06/10	100,000,000	99,997,361
Bank Of America Corp.	0.22%	06/01/10	3,750,000	3,749,290
Bank Of America Corp.	0.25%	06/10/10	49,400,000	49,386,278
Bank Of America Corp.	0.25%	06/14/10	75,000,000	74,977,083
Bank Of America Corp.	0.26%	06/18/10	18,000,000	17,993,760
Bank Of America Corp.	0.30%	07/20/10	70,000,000	69,953,333
Bank Of Nova Scotia	0.18%	05/06/10	100,000,000	99,997,500
Bank Of Nova Scotia	0.27%	07/13/10	40,000,000	39,978,100
Bank Of Nova Scotia	0.34%	09/17/10	50,000,000	49,935,326
Barclays U.S. Funding LLC	0.29%	06/14/10	50,000,000	49,982,278
Barclays U.S. Funding LLC	0.30%	06/21/10	50,000,000	49,979,104
Barclays U.S. Funding LLC	0.47%	10/19/10	30,000,000	29,933,025
Becton, Dickinson and Co.	0.18%	05/06/10	56,250,000	56,248,594
BNP Paribas Finance, Inc.	0.27%	07/29/10	50,000,000	49,966,625
Caisse centrale Desjardins(c)	0.20%	05/17/10	125,000,000	124,988,889
Caisse centrale Desjardins(c)	0.21%	05/21/10	30,000,000	29,996,500

See notes to financial statements.

2

The DFA Short Term Investment Fund

Schedule of Investments

April 30, 2010 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Commercial Paper(b) — Continued
Caisse centrale Desjardins(c)	0.21%	05/26/10	100,000,000	99,985,417
Caisse d’Amortissement de la Dette Sociale	0.17%	05/25/10	97,800,000	97,788,797
Caisse d’Amortissement de la Dette Sociale	0.19%	06/02/10	150,000,000	149,974,667
Calyon NA, Inc.	0.29%	05/20/10	50,000,000	49,992,479
Calyon NA, Inc.	0.31%	06/16/10	25,000,000	24,990,097
Calyon NA, Inc.	0.36%	09/21/10	50,000,000	49,929,493
CBA (Delaware) Finance, Inc.	0.30%	06/15/10	40,000,000	39,985,000
CBA (Delaware) Finance, Inc.	0.28%	06/22/10	40,000,000	39,983,822
CME Group(c)	0.18%	05/03/10	36,600,000	36,599,634
Coca-Cola Co(c)	0.17%	05/03/10	12,865,000	12,864,879
Coca-Cola Co(c)	0.18%	05/19/10	43,000,000	42,996,130
Colgate-Palmolive Co.(c)	0.18%	05/18/10	10,800,000	10,799,082
Commonwealth Bank of Australia(c)	0.23%	05/10/10	43,000,000	42,997,527
Commonwealth Bank of Australia(c)	0.27%	07/06/10	50,000,000	49,975,250
Commonwealth Bank of Australia(c)	0.27%	07/16/10	50,000,000	49,970,444
Commonwealth Bank of Australia(c)	0.27%	08/23/10	100,000,000	99,914,500
Commonwealth Bank of Australia(c)	0.35%	09/08/10	39,680,000	39,631,468
Commonwealth Bank of Australia(c)	0.31%	09/10/10	25,000,000	24,971,583
Credit Agricole North America, Inc.	0.25%	05/18/10	50,000,000	49,994,097
Credit Agricole North America, Inc.	0.26%	05/27/10	4,000,000	3,999,249
E. I. du Pont de Nemours and Co.(c)	0.18%	05/04/10	27,000,000	26,999,595
E. I. du Pont de Nemours and Co.(c)	0.19%	05/05/10	19,000,000	18,999,599
E. I. du Pont de Nemours and Co.(c)	0.18%	05/07/10	16,000,000	15,999,520
Eksportfinans ASA(c)	0.21%	05/03/10	80,950,000	80,949,056
Eksportfinans ASA(c)	0.20%	05/05/10	150,000,000	149,996,667
Eksportfinans ASA(c)	0.20%	05/25/10	110,000,000	109,985,333
European Investment Bank	0.19%	05/21/10	135,000,000	134,985,750
European Investment Bank	0.21%	07/07/10	125,000,000	124,951,146
Fortis Funding LLC(c)	0.21%	05/06/10	150,000,000	149,995,625
Fortis Funding LLC(c)	0.22%	05/07/10	100,000,000	99,996,333
Fortis Funding LLC(c)	0.23%	06/02/10	15,000,000	14,996,933
Fortis Funding LLC(c)	0.40%	07/14/10	50,000,000	49,958,889
Hewlett-Packard Co.(c)	0.19%	05/10/10	125,000,000	124,994,062
Honeywell International, Inc.(c)	0.23%	06/28/10	50,000,000	49,981,472
Honeywell International, Inc.(c)	0.23%	07/01/10	23,750,000	23,740,744
Hydro-Québec(c)	0.20%	06/07/10	50,000,000	49,989,722
KfW Bankengruppe(c)	0.18%	05/05/10	30,800,000	30,799,384
KfW Bankengruppe(c)	0.24%	07/01/10	100,000,000	99,959,333
Nestlé Finance International, Ltd.	0.20%	05/10/10	100,000,000	99,995,000
Nestlé Finance International, Ltd.	0.21%	05/24/10	50,000,000	49,993,292
Nestlé Finance International, Ltd.	0.25%	07/19/10	152,500,000	152,416,337
Nestlé Finance International, Ltd.	0.27%	08/24/10	75,000,000	74,935,312
Nordea North America, Inc.	0.19%	05/07/10	100,000,000	99,996,833
NRW Bank AG(c)	0.34%	07/01/10	100,000,000	99,942,389
NRW Bank AG(c)	0.29%	07/06/10	90,000,000	89,953,250
NRW Bank AG(c)	0.23%	07/20/10	50,000,000	49,974,444
NRW Bank AG(c)	0.30%	08/04/10	30,000,000	29,976,250
NRW Bank AG(c)	0.40%	09/14/10	50,000,000	49,924,444
NRW Bank AG(c)	0.35%	09/28/10	50,000,000	49,925,000
NRW Bank AG(c)	0.42%	10/15/10	50,000,000	49,902,583
NSTAR Electric Co.	0.21%	05/03/10	20,000,000	19,999,767
NSTAR Electric Co.	0.22%	05/06/10	17,500,000	17,499,465
Oesterreichische Kontrollbank AG	0.24%	06/23/10	130,575,000	130,529,379
Oesterreichische Kontrollbank AG	0.24%	06/30/10	44,950,000	44,932,020
Oesterreichische Kontrollbank AG	0.23%	07/08/10	12,000,000	11,994,787
Old Line Funding Corp(c)	0.18%	05/04/10	70,000,000	69,998,950
Old Line Funding Corp(c)	0.21%	06/07/10	14,299,000	14,295,914
Old Line Funding Corp.(c)	0.24%	06/10/10	32,959,000	32,950,211
Old Line Funding LLC(c)	0.22%	05/03/10	37,310,000	37,309,544
Old Line Funding LLC(c)	0.22%	05/07/10	62,452,000	62,449,731
Old Line Funding LLC(c)	0.21%	05/11/10	31,150,000	31,148,183
Old Line Funding LLC(c)	0.21%	05/17/10	15,000,000	14,998,600
Old Line Funding LLC(c)	0.22%	05/20/10	40,000,000	39,995,356

See notes to financial statements.

3

The DFA Short Term Investment Fund

Schedule of Investments

April 30, 2010 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Commercial Paper(b) — Continued
Old Line Funding LLC(c)	0.26%	07/06/10	77,371,000	77,334,120
Old Line Funding LLC(c)	0.27%	07/12/10	58,449,000	58,417,438
PACCAR Financial Corp.	0.22%	06/21/10	17,700,000	17,694,484
PACCAR Financial Corp.	0.25%	07/12/10	7,550,000	7,546,225
PACCAR Financial Corp.	0.25%	07/22/10	80,600,000	80,553,164
Parker Hannifin Corp.(c)	0.18%	05/10/10	27,100,000	27,098,781
Procter & Gamble International Funding(c)	0.18%	05/10/10	32,800,000	32,798,524
Procter & Gamble International Funding(c)	0.20%	05/13/10	50,000,000	49,996,667
Province of Ontario	0.20%	06/07/10	15,800,000	15,796,752
Province of Quebec Canada(c)	0.15%	05/03/10	86,000,000	85,999,217
Province of Quebec Canada(c)	0.19%	05/28/10	100,000,000	99,985,750
Queensland Treasury Corp.	0.38%	07/12/10	100,000,000	99,926,000
Rabobank USA Financial Corp.	0.18%	05/05/10	60,000,000	59,998,800
Republic of Ireland	0.20%	05/05/10	45,000,000	44,999,000
Republic of Ireland	0.20%	05/14/10	100,000,000	99,992,778
Sheffield Receivables Corp(c)	0.20%	05/03/10	90,000,000	89,999,000
Sheffield Receivables Corp(c)	0.19%	05/13/10	25,000,000	24,998,417
Sheffield Receivables Corp.(c)	0.21%	05/04/10	15,000,000	14,999,738
Sheffield Receivables Corp.(c)	0.20%	05/05/10	30,000,000	29,999,333
Sheffield Receivables Corp.(c)	0.22%	05/17/10	4,200,000	4,199,589
Sheffield Receivables Corp.(c)	0.24%	05/25/10	79,000,000	78,987,360
Sheffield Receivables Corp.(c)	0.21%	05/27/10	18,000,000	17,997,270
Sheffield Receivables Corp.(c)	0.23%	06/09/10	25,000,000	24,993,771
Sheffield Receivables Corp.(c)	0.23%	06/11/10	45,000,000	44,988,212
Sheffield Receivables Corp.(c)	0.30%	07/22/10	100,000,000	99,932,806
Societe Generale North America, Inc.(c)	0.26%	08/12/10	25,000,000	24,981,403
Société de Prise de Participation de l’Etat(c)	0.24%	05/12/10	2,000,000	1,999,866
Société de Prise de Participation de l’Etat(c)	0.21%	05/20/10	70,000,000	69,992,637
Société de Prise de Participation de l’Etat(c)	0.27%	07/28/10	100,000,000	99,934,000
Southern Co. Funding Corp.(c)	0.19%	05/04/10	29,600,000	29,599,544
Southern Co. Funding Corp.(c)	0.19%	05/04/10	16,400,000	16,399,740
Southern Co. Funding Corp.(c)	0.20%	05/05/10	20,000,000	19,999,556
Southern Co. Funding Corp.(c)	0.20%	05/11/10	4,000,000	3,999,778
Southern Co. Funding Corp.(c)	0.20%	05/12/10	23,599,000	23,597,558
Southern Co. Funding Corp.(c)	0.22%	05/18/10	20,200,000	20,197,901
Southern Co. Funding Corp.(c)	0.20%	05/20/10	5,300,000	5,299,441
Southern Co. Funding Corp.(c)	0.21%	05/24/10	25,000,000	24,996,646
Southern Co. Funding Corp.(c)	0.22%	05/25/10	10,525,000	10,523,456
Southern Co. Funding Corp.(c)	0.21%	05/26/10	15,400,000	15,397,754
Svenska Handelsbank, Inc.	0.21%	05/21/10	12,500,000	12,498,542
Svenska Handelsbank, Inc.	0.20%	05/28/10	75,000,000	74,988,750
Svenska Handelsbank, Inc.	0.23%	06/10/10	11,228,000	11,225,131
Svenska Handelsbank, Inc.	0.27%	07/16/10	45,000,000	44,974,350
The Swedish Export Credit Corp.	0.33%	09/03/10	50,000,000	49,942,708
The Swedish Export Credit Corp.	0.35%	09/24/10	100,000,000	99,858,056
The Toronto-Dominion Bank NY(c)	0.27%	06/16/10	50,000,000	49,982,750
The Toronto-Dominion Bank NY(c)	0.38%	07/30/10	100,000,000	99,906,250
The Toronto-Dominion Bank NY(c)	0.36%	08/02/10	75,000,000	74,931,219
Total Capital Canada Ltd.(c)	0.27%	07/14/10	54,000,000	53,970,030
Total Capital SA(c)	0.20%	05/03/10	180,000,000	179,998,050
Total Capital SA(c)	0.23%	06/28/10	175,000,000	174,934,347
Westpac Banking Corp.(c)	0.20%	05/07/10	50,000,000	49,998,333

Total Commercial Paper (Amortized Cost $8,536,544,185)			8,539,987,000	8,536,544,185

Yankee Certificates of Deposit — 14.7%
Abbey National Treasury Services	0.40%	07/13/10	75,000,000	75,000,000
Abbey National Treasury Services	0.56%	07/20/10	30,000,000	30,016,108
Abbey National Treasury Services Stamford	0.27%	06/16/10	50,000,000	50,000,319
Bank Of Nova Scotia Houston	0.28%	08/16/10	90,000,000	90,000,000
Bank Of Nova Scotia Houston	0.30%	08/30/10	100,000,000	100,002,478
Barclays Bank PLC NY	0.65%	08/16/10	50,000,000	50,000,000
Barclays Bank PLC NY	0.40%	10/22/10	30,000,000	30,000,000
Barclays Bank PLC NY	0.55%	01/14/11	50,000,000	50,000,000
Barclays Bank PLC NY(a)	0.56%	03/25/11	50,000,000	50,000,000

See notes to financial statements.

4

The DFA Short Term Investment Fund

Schedule of Investments

April 30, 2010 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Yankee Certificates of Deposit — Continued
BNP Paribas Finance, Inc.	0.29%	08/17/10	50,000,000	50,000,000
Crédit Agricole S.A.	0.31%	06/14/10	100,000,000	100,000,610
Crédit Agricole S.A.	0.27%	08/02/10	75,000,000	75,000,000
Crédit Agricole S.A.	0.33%	08/20/10	50,000,000	50,000,769
Nordea Bank Finland	0.26%	06/16/10	40,000,000	40,000,000
Nordea Bank Finland	0.29%	07/01/10	100,000,000	100,000,000
Nordea Bank Finland	0.30%	08/27/10	50,000,000	50,000,818
Rabobank Nederland NV	0.40%	07/19/10	50,000,000	50,000,000
Rabobank Nederland NV	0.30%	07/27/10	50,000,000	50,000,000
Rabobank Nederland NV	0.27%	08/17/10	75,000,000	75,000,000
Rabobank Nederland NV	0.22%	08/19/10	100,000,000	100,000,000
Royal Bank Of Canada	0.40%	10/28/10	100,000,000	100,000,000
Royal Bank Of Canada(a)	0.26%	03/23/11	150,000,000	150,000,000
Svenska Handelsbanken NY	0.26%	07/26/10	100,000,000	100,001,193
Svenska Handelsbanken NY	0.26%	08/05/10	100,000,000	100,001,332
The Toronto-Dominion Bank Ltd.	0.26%	06/15/10	50,000,000	50,000,000
The Toronto-Dominion Bank Ltd.	0.40%	10/27/10	100,000,000	100,000,000
The Toronto-Dominion Bank Ltd.(a)	0.25%	02/04/11	25,000,000	25,000,000
Westpac Banking Corp.(a)	0.34%	07/06/10	45,000,000	45,000,000
Westpac Banking Corp.(a)	0.90%	08/26/10	50,000,000	50,105,159
Westpac Banking Corp.(a)	0.25%	08/27/10	40,000,000	40,000,000
Westpac Banking Corp.(a)	0.26%	09/14/10	100,000,000	100,000,000
Westpac Banking Corp.(a)	0.31%	10/06/10	25,000,000	25,000,000
Westpac Banking Corp.(a)	0.32%	11/04/10	75,000,000	75,000,000

Total Yankee Certificates of Deposit (Amortized Cost $2,225,128,786)			2,225,000,000	2,225,128,786

U.S. Government Agency Securities — 2.0%(b)
Federal Home Loan Bank	0.15%	05/21/10	50,000,000	49,995,972
Federal Home Loan Mortgage Corp.	0.22%	08/06/10	100,000,000	99,940,722
Federal National Mortgage Association	0.18%	06/21/10	100,000,000	99,974,500
Federal National Mortgage Association	0.53%	07/12/10	50,000,000	49,947,000

Total U.S. Government Agency Securities (Amortized Cost $299,858,194)			300,000,000	299,858,194

Repurchase Agreements — 15.2%
Barclays Bank (Purchased on 04/30/10, Proceeds at maturity $700,011,667 collateralized by U.S Government Backed Securities, 0.00% - 3.13%, 09/13/10 - 12/21/12, market value $714,000,000)	0.20%	05/03/10	700,000,000	700,000,000
Deutsche Bank (Purchased on 04/30/10, Proceeds at maturity $725,011,479 collateralized by U.S Government Backed Securities, 0.00% - 4.75%, 07/27/10 - 04/19/18, market value $739,500,394)	0.19%	05/03/10	725,000,000	725,000,000
JPMorgan Chase Bank (Purchased on 04/30/10, Proceeds at maturity $450,007,125 collateralized by U.S Government Backed Securities, 0.00% - 3.87%, 07/15/11 - 09/30/14, market value $459,001,338)	0.19%	05/03/10	450,000,000	450,000,000
Morgan Stanley (Purchased on 04/30/10, Proceeds at maturity $440,006,600 collateralized by U.S Government Backed Securities, 4.63% - 6.25%, 02/01/11 - 05/01/13, market value $450,025,926)	0.18%	05/03/10	440,000,000	440,000,000

Total Repurchase Agreements (Amortized Cost $2,315,000,000)			2,315,000,000	2,315,000,000

Total Investments (Amortized Cost $14,825,360,124) — 97.7%				14,825,360,124
Liabilities in excess of other assets — 2.3%				345,674,211

NET ASSETS — 100.0%				$15,171,034,335

See notes to financial statements.

5

The DFA Short Term Investment Fund

Schedule of Investments, Concluded

April 30, 2010 (Unaudited)

(a)	Variable or Floating Rate Security. Rate disclosed is as of 04/30/10.
(b)	Rate represents the effective yield at purchase.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by Board of Trustees. The aggregate value of these securities at April 30, 2010 was $5,252,199,259 which represented 34.6% of the net assets of the Fund.

LLC	Limited Liability Company
PLC	Public Limited Company

See notes to financial statements.

6

The DFA Short Term Investment Fund

Statement of Assets and Liabilities

April 30, 2010

Assets:
Investments, at value and cost	$12,510,360,124
Repurchase agreements, at value and cost	2,315,000,000

Total Investments	14,825,360,124

Cash	435,044,593
Interest receivable	3,165,033
Prepaid organization expenses	58,351
Prepaid expenses	36,171

Total Assets	$15,263,664,272

Liabilities:
Distributions payable	2,276,668
Securities purchased payable	89,592,099
Accrued expenses and other payables:
Investment advisory	598,745
Administration	59,875
CCO	5,228
Professional	78,601
Trustee	15,601
Other	3,120

Total Liabilities	92,629,937

Net Assets	$15,171,034,335

Net Assets consist of:
Capital	15,171,034,335
Accumulated net investment income	—
Accumulated net realized gain on investment transactions	—

Net Assets	$15,171,034,335

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,171,034,335
Net Asset Value (offering and redemption price per share)	$1.00

See notes to financial statements.

7

The DFA Short Term Investment Fund

Statement of Operations

For the Period Ended April 30, 2010 (a)

Investment Income:
Interest	$8,133,964

Total Investment Income	8,133,964

Expenses:
Investment advisory fees	1,699,293
Administration fees	169,929
CCO fees	10,300
Organization fees	22,949
Professional fees	48,579
Trustee fees	25,943
Other fees	22,822

Net Expenses	1,999,815

Net Investment Income	6,134,149

Net Realized Gains on Securities Transactions	38,443

Change in Net Assets Resulting From Operations	$6,172,592

(a)	For the Period February 1, 2010 (commencement of operations) to April 30, 2010.

See notes to financial statements.

8

The DFA Short Term Investment Fund

Statement of Changes in Net Assets

For the Period Ended April 30, 2010 (a)
Investment Activities:
Operations:
Net investment income	$6,134,149
Net realized gains on investment transactions	38,443

Change in net assets from operations	6,172,592

Distributions to Shareholders:
From net investment income	(6,134,149)
From net realized gains	(38,443)

Change in net assets from distributions to shareholders	(6,172,592)

Capital Transactions:
Proceeds from shares issued	21,503,034,335
Cost of shares redeemed	(6,332,000,000)

Change in net assets from capital transactions	15,171,034,335

Change in net assets	15,171,034,335
Net Assets:
Beginning of period	—

End of period	$15,171,034,335

Accumulated net investment income	$—
Share Transactions:
Shares issued	21,503,034,335
Shares redeemed	(6,332,000,000)

Change in shares	15,171,034,335

(a)	For the Period February 1, 2010 (commencement of operations) to April 30, 2010.

See notes to financial statements.

9

The DFA Short Term Investment Fund

Financial Highlights

The following summarizes the financial highlights for a share outstanding for the period indicated.

	For the Period Ended April 30, 2010 (a) (Unaudited)
Net Asset Value, Beginning of Period	$1.00

Investment Activities:
Net Investment Income	—	(b)

Net Realized and Unrealized Gains (Losses) on Investments	—	(b)

Total from Investment Activities	—	(b)

Distributions to shareholders from:
Net investment income	—	(b)
Net realized gains	—	(b)

Total Distributions	—	(b)

Net Asset Value, End of Period	$1.00

Total Return (c)	0.04%
Supplemental Data:
Net Assets, End of Period (000’s)	$15,171,034
Ratios to Average Net Assets:
Net Investment Income (d)	0.18%
Expenses (d)	0.06%

(a)	For the Period February 1, 2010 (commencement of operations) to April 30, 2010.
(b)	Amount less than $0.005.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

10

The DFA Short Term Investment Fund

Notes to Financial Statements

April 30, 2010 (Unaudited)

A. Organization

The DFA Investment Trust Company (the “Trust”) was organized on October 27, 1992, as a Delaware statutory trust, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of February 1, 2010, the Trust consists of thirteen investment portfolios of which one is included in this report, The DFA Short Term Investment Fund (the “Fund”), and twelve are presented in separate reports. Prior to February 1, 2010, the Fund was organized as a Delaware limited partnership.

The investment objective of the Fund is to seek to provide a high level of current income that the Advisor (as hereinafter defined) believes is consistent with stability of principal and the maintenance of liquidity. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The board of trustees (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation – Investment securities are valued at amortized cost, which approximates fair value. This method approximates fair market value by valuing each Fund investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates, credit quality or other economic factors. The value of a security under the amortized cost method may be higher or lower than its market value based on available market quotations and the value of a share thus may not reflect the actual market value of the Fund’s investments.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1 –	quotes prices in active markets for identical assets.

• Level 2 –	other significant observable inputs (including quoted prices for similar asset, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

11

The DFA Short Term Investment Fund

Notes to Financial Statements — (Continued)

April 30, 2010 (Unaudited)

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of April 30, 2010:

	LEVEL 1 Investments in Securities	LEVEL 2 Investments in Securities	LEVEL 3 Investments in Securities
The DFA Short Term Investment Fund
Corporate Bonds	$—	$1,448,828,959	$—
Commercial Paper	—	8,536,544,185	—
Yankee Certificates of Deposit	—	2,225,128,786	—
U.S. Government Agency Securities	—	299,858,194	—
Repurchase Agreements	—	2,315,000,000	—

Total	$—	$14,825,360,124	$—

2. Deferred Compensation Plan –Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Security Transactions and Related Income - Investment transactions are accounted for on trade date. The Fund declares a distribution daily of its net income and normally distributes any net investment income monthly. Any capital gains will be distributed no less frequently than annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period

4. Allocations – Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective Funds in the Trust based upon relative net assets or on another reasonable basis.

C. Federal Income Taxes

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

As of April 30, 2010, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

12

The DFA Short Term Investment Fund

Notes to Financial Statements — (Continued)

April 30, 2010 (Unaudited)

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then).

D. Financial Instruments

1. Repurchase Agreements – The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The Advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

E. Related Party Transactions

Investment Manager – Dimensional Fund Advisors LP, a Delaware limited partnership, serves as investment advisor to the Fund (the “Advisor” or “DFA”). Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment manager since the Fund’s commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

Fees Paid to Officers - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. Amounts paid to the Fund’s CCO are reflected on the Statement of Operations as “CCO fees”.

Administrator and Custodian – Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.005% of the average daily net assets.

F. Interest Rate and Credit Risks

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update related to Improving Disclosures about Fair Value Measurements. New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity in fair value measurements is effective for interim and fiscal periods beginning after December 15, 2010. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

13

The DFA Short Term Investment Fund

Notes to Financial Statements — (Continued)

April 30, 2010 (Unaudited)

H. Subsequent Events

Management has evaluated events and transactions through the date this financial statement was issued and there are no subsequent events to report.

14

The DFA Short Term Investment Fund

Supplemental Information

April 30, 2010 (Unaudited)

Expense Example

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to April 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/10	Ending Account Value 4/30/10	Expense Paid During Period* 2/1/10-4/30/10	Expense Ratio During Period 2/1/10-4/30/10
The DFA Short Term Investment Fund	$1,000.00	$1,000.40	$0.15	0.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from February 1, 2010 (date of commencement of operations) to April 30, 2010 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expense Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period 2/1/10-4/30/10
The DFA Short Term Investment Fund	$1,000.00	$1,024.50	$0.30	0.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2009 to April 30, 2010 divided by the number of days in the fiscal year. The data shown reflects values using the expense ratio for the period from February 1, 2010 (date of commencement of operations) to April 30, 2010 and has been adjusted to reflect values for the period from November 1, 2009 to April 30, 2010.

15

The DFA Short Term Investment Fund

Supplemental Information - (Continued)

April 30, 2010 (Unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Portfolio Holdings Information

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc. or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Board Approval of Investment Advisory Agreement

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Trustees of the Trust (the “Board”) considered the approval of the investment management agreement (“Advisory Agreement”) for the Fund.

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Fund; (iv) the profitability realized by the Advisor from its relationship with the Fund; and (v) whether economies of scale will be realized by the Advisor with respect to the Fund as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Fund, and the resources of the Advisor dedicated to the Fund, the Board reviewed the experience and expertise of the Advisor’s investment professionals who will furnish management services to the Fund. The Board also evaluated the Advisor’s investment advisory capabilities and the portfolio management process described for the Fund. The Board noted that the services that were proposed to be provided to the Fund were consistent with the range of services currently provided to unregistered money market fund and other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Fund appeared to be consistent with the Fund’s anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Fund, and compared the fees to be charged to the Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Fund appeared to compare favorably to expected peer mutual funds managed by others and to unregistered money market fund managed by the Advisor, and that the proposed advisory fee for the Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the Fund’s peer group. The Board also concluded that, given that the Fund’s proposed advisory fee likely ranking relatively low compared to its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

The Board also noted that, as the Fund had not yet commenced investment operations, there was no investment performance for either the Fund or the Advisor in managing the Fund for the Board to evaluate. The Board did consider the performance of the Advisor in managing the unregistered money market fund. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

16

The DFA Short Term Investment Fund

Supplemental Information - (Continued)

April 30, 2010 (Unaudited)

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the independent Trustees, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Fund was in the best interests of the Fund and its shareholders.

17

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The U.S. Large Company Series	Series of Registrant

The U.S. Large Cap Value Series	Series of Registrant

The DFA International Value Series	Series of Registrant

The Japanese Small Company Series	Series of Registrant

The Asia Pacific Small Company Series	Series of Registrant

The United Kingdom Small Company Series	Series of Registrant

The Continental Small Company Series	Series of Registrant

The Canadian Small Company Series	Series of Registrant

The Emerging Markets Series	Series of Registrant

The Emerging Markets Small Cap Series	Series of Registrant

The Tax-Managed U.S. Marketwide Value Series	Series of Registrant

The Tax-Managed U.S. Equity Series	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(v)	The variable rate shown is effective as of April 30, 2010.
•	Security is being fair valued at April 30, 2010.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (88.0%)
Consumer Discretionary — (9.3%)
#Abercrombie & Fitch Co.	31,288	$1,368,224
*Amazon.com, Inc.	121,728	16,684,040
*Apollo Group, Inc. Class A	45,716	2,624,556
#*AutoNation, Inc.	32,139	649,208
*Autozone, Inc.	10,560	1,953,706
*Bed Bath & Beyond, Inc.	93,173	4,282,231
Best Buy Co., Inc.	121,903	5,558,777
*Big Lots, Inc.	29,395	1,122,889
Carnival Corp.	154,348	6,436,312
CBS Corp. Class B	240,771	3,902,898
Coach, Inc.	111,735	4,664,936
Comcast Corp. Class A	1,009,101	19,919,654
#Darden Restaurants, Inc.	49,723	2,225,104
DeVry, Inc.	22,016	1,373,578
*DIRECTV Class A	332,558	12,048,576
*Discovery Communications, Inc.	100,831	3,902,160
#DR Horton, Inc.	98,366	1,444,997
#*Eastman Kodak Co.	95,535	584,674
Expedia, Inc.	75,193	1,775,307
Family Dollar Stores, Inc.	49,209	1,946,708
*Ford Motor Co.	1,197,830	15,595,747
Fortune Brands, Inc.	54,046	2,833,091
#*GameStop Corp. Class A	54,348	1,321,200
Gannett Co., Inc.	84,409	1,436,641
Gap, Inc.	169,310	4,187,036
#Genuine Parts Co.	56,437	2,415,504
*Goodyear Tire & Rubber Co.	86,135	1,156,793
H&R Block, Inc.	119,325	2,184,841
#Harley-Davidson, Inc.	83,322	2,818,783
*Harman International Industries, Inc.	24,692	974,840
Hasbro, Inc.	43,645	1,674,222
Home Depot, Inc.	604,706	21,315,886
International Game Technology	105,485	2,223,624
#*Interpublic Group of Cos., Inc. (The)	172,785	1,539,514
J.C. Penney Co., Inc.	83,922	2,448,005
Johnson Controls, Inc.	238,884	8,024,114
*Kohl’s Corp.	109,033	5,995,725
#Leggett & Platt, Inc.	52,793	1,295,012
#Lennar Corp. Class A	57,861	1,151,434
#Limited Brands, Inc.	95,128	2,549,430
Lowe’s Cos., Inc.	523,489	14,197,022
Macy’s, Inc.	149,720	3,473,504
#Marriott International, Inc. Class A	90,523	3,327,625
Mattel, Inc.	129,324	2,980,918
McDonald’s Corp.	382,637	27,010,346
McGraw-Hill Cos., Inc.	112,266	3,785,610
Meredith Corp.	13,054	469,030
*New York Times Co. Class A (The)	41,372	410,410
#Newell Rubbermaid, Inc.	98,792	1,686,379
News Corp. Class A	801,357	12,356,925
#NIKE, Inc. Class B	138,679	10,527,123
#Nordstrom, Inc.	58,782	2,429,460
*Office Depot, Inc.	97,702	670,236
#Omnicom Group, Inc.	110,401	4,709,707
#*O’Reilly Automotive, Inc.	48,921	2,391,748
#Polo Ralph Lauren Corp.	20,343	1,828,836
*Priceline.com, Inc.	16,209	4,247,568
*Pulte Group, Inc.	112,832	1,476,971

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
RadioShack Corp.	44,535	$959,729
#Ross Stores, Inc.	44,051	2,466,856
Scripps Networks Interactive, Inc.	31,853	1,444,215
#*Sears Holdings Corp.	17,260	2,087,597
#Sherwin-Williams Co.	32,728	2,555,075
Snap-On, Inc.	20,540	989,617
*Stanley Black & Decker, Inc.	55,978	3,479,033
#Staples, Inc.	259,249	6,100,129
*Starbucks Corp.	264,371	6,868,359
#Starwood Hotels & Resorts Worldwide, Inc.	66,433	3,621,263
Target Corp.	267,539	15,214,943
#Tiffany & Co.	44,256	2,145,531
Time Warner Cable, Inc.	125,378	7,052,512
Time Warner, Inc.	409,049	13,531,341
#TJX Cos., Inc. (The)	149,257	6,916,569
*Urban Outfitters, Inc.	46,139	1,730,674
V.F. Corp.	31,461	2,718,860
*Viacom, Inc. Class B	215,981	7,630,609
Walt Disney Co. (The)	689,738	25,409,948
Washington Post Co.	2,170	1,100,537
#Whirlpool Corp.	26,600	2,895,942
#Wyndham Worldwide Corp.	63,591	1,704,875
Wynn Resorts, Ltd.	24,553	2,166,557
Yum! Brands, Inc.	166,885	7,079,262

Total Consumer Discretionary		403,459,428

Consumer Staples — (9.6%)
Altria Group, Inc.	739,887	15,678,206
Archer-Daniels-Midland Co.	228,521	6,384,877
Avon Products, Inc.	152,027	4,915,033
#Brown-Forman Corp. Class B	38,651	2,248,715
Campbell Soup Co.	67,072	2,405,202
Clorox Co.	49,871	3,226,654
Coca-Cola Co. (The)	819,757	43,816,012
Coca-Cola Enterprises, Inc.	113,642	3,151,293
Colgate-Palmolive Co.	175,587	14,766,867
#ConAgra, Inc.	157,683	3,858,503
*Constellation Brands, Inc. Class A	71,030	1,297,718
Costco Wholesale Corp.	156,236	9,230,423
CVS Caremark Corp.	494,500	18,261,885
*Dean Foods Co.	64,473	1,012,226
Dr Pepper Snapple Group, Inc.	90,368	2,957,745
Estee Lauder Cos., Inc.	42,032	2,770,749
General Mills, Inc.	117,190	8,341,584
H.J. Heinz Co.	112,459	5,270,953
Hershey Co. (The)	59,169	2,781,535
Hormel Foods Corp.	24,714	1,007,343
J.M. Smucker Co.	42,327	2,584,910
Kellogg Co.	90,676	4,981,739
Kimberly-Clark Corp.	148,047	9,069,359
Kraft Foods, Inc.	617,581	18,280,398
Kroger Co. (The)	231,116	5,137,709
Lorillard, Inc.	55,052	4,314,425
McCormick & Co., Inc. Non-Voting	46,988	1,859,315
Mead Johnson Nutrition Co.	72,724	3,753,286
Molson Coors Brewing Co.	56,339	2,499,198
PepsiCo, Inc.	581,165	37,903,581
Philip Morris International, Inc.	668,916	32,830,397
Procter & Gamble Co.	1,032,944	64,207,799
Reynolds American, Inc.	60,111	3,211,130
Safeway, Inc.	138,266	3,263,078

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	247,985	$3,526,347
#SUPERVALU, Inc.	75,392	1,123,341
#Sysco Corp.	210,723	6,646,203
Tyson Foods, Inc. Class A	108,478	2,125,084
Walgreen Co.	350,351	12,314,838
Wal-Mart Stores, Inc.	758,794	40,709,298
#*Whole Foods Market, Inc.	60,581	2,363,871

Total Consumer Staples		416,088,829

Energy — (9.9%)
Anadarko Petroleum Corp.	175,166	10,888,319
Apache Corp.	119,684	12,179,044
#*Baker Hughes, Inc.	152,704	7,598,567
Cabot Oil & Gas Corp.	36,860	1,331,752
*Cameron International Corp.	86,933	3,430,376
Chesapeake Energy Corp.	231,816	5,517,221
Chevron Corp.	714,219	58,165,995
ConocoPhillips	528,754	31,296,949
Consol Energy, Inc.	78,115	3,490,178
#*Denbury Resources, Inc.	140,627	2,693,007
Devon Energy Corp.	158,893	10,698,266
#Diamond Offshore Drilling, Inc.	24,716	1,955,036
El Paso Corp.	249,405	3,017,800
EOG Resources, Inc.	89,822	10,070,843
Exxon Mobil Corp.	1,678,990	113,919,471
#*FMC Technologies, Inc.	43,381	2,936,460
Halliburton Co.	321,871	9,865,346
Helmerich & Payne, Inc.	37,593	1,527,028
Hess Corp.	103,568	6,581,746
Marathon Oil Corp.	251,755	8,093,923
Massey Energy Co.	33,799	1,238,057
Murphy Oil Corp.	67,971	4,088,456
#*Nabors Industries, Ltd.	101,234	2,183,617
National-Oilwell, Inc.	148,811	6,552,148
Noble Energy, Inc.	62,035	4,739,474
Occidental Petroleum Corp.	288,750	25,600,575
Peabody Energy Corp.	95,576	4,465,311
#Pioneer Natural Resources Co.	41,091	2,635,166
Range Resources Corp.	56,594	2,702,929
*Rowan Cos., Inc.	40,481	1,206,334
Schlumberger, Ltd.	425,536	30,391,781
#Smith International, Inc.	88,339	4,219,071
*Southwestern Energy Co.	123,076	4,883,656
Spectra Energy Corp.	230,260	5,374,268
Sunoco, Inc.	41,587	1,363,222
#Tesoro Petroleum Corp.	49,990	657,368
Valero Energy Corp.	200,858	4,175,838
Williams Cos., Inc. (The)	207,541	4,900,043
XTO Energy, Inc.	207,451	9,858,072

Total Energy		426,492,713

Financials — (13.4%)
Aflac, Inc.	166,835	8,501,912
Allstate Corp. (The)	190,817	6,233,991
American Express Co.	425,584	19,627,934
#*American International Group, Inc.	47,981	1,866,461
Ameriprise Financial, Inc.	90,861	4,212,316
AON Corp.	94,897	4,029,327
Assurant, Inc.	41,424	1,509,076
Bank of America Corp.	3,567,598	63,610,272
Bank of New York Mellon Corp. (The)	429,665	13,375,471

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
BB&T Corp.	245,621	$8,164,442
*Berkshire Hathaway, Inc.	588,521	45,316,117
Capital One Financial Corp.	161,913	7,028,643
#*CB Richard Ellis Group, Inc.	96,134	1,665,041
Charles Schwab Corp. (The)	347,663	6,706,419
Chubb Corp.	116,849	6,177,807
Cincinnati Financial Corp.	57,939	1,645,468
*Citigroup, Inc.	6,987,623	30,535,912
CME Group, Inc.	23,698	7,782,660
Comerica, Inc.	61,888	2,599,296
Discover Financial Services	193,319	2,988,712
*E*TRADE Financial Corp.	566,128	951,095
#Federated Investors, Inc.	31,491	759,563
Fifth Third Bancorp	282,744	4,215,713
*First Horizon National Corp.	80,096	1,133,358
Franklin Resources, Inc.	52,753	6,100,357
*Genworth Financial, Inc.	173,925	2,873,241
Goldman Sachs Group, Inc. (The)	187,146	27,173,599
Hartford Financial Services Group, Inc.	157,804	4,508,460
Hudson City Bancorp, Inc.	168,509	2,241,170
Huntington Bancshares, Inc.	254,762	1,724,739
*IntercontinentalExchange, Inc.	26,174	3,052,674
Invesco, Ltd.	152,483	3,505,584
#Janus Capital Group, Inc.	65,316	919,649
JPMorgan Chase & Co.	1,412,890	60,160,856
KeyCorp	312,286	2,816,820
Legg Mason, Inc.	57,817	1,832,221
*Leucadia National Corp.	67,484	1,708,020
Lincoln National Corp.	107,490	3,288,119
Loews Corp.	126,190	4,699,316
#M&T Bank Corp.	29,543	2,580,581
Marsh & McLennan Cos., Inc.	189,259	4,583,853
Marshall & Ilsley Corp.	187,298	1,704,412
MetLife, Inc.	291,297	13,277,317
#Moody’s Corp.	69,923	1,728,497
Morgan Stanley	497,193	15,025,172
*NASDAQ OMX Group, Inc. (The)	52,632	1,105,272
Northern Trust Corp.	85,946	4,725,311
NYSE Euronext, Inc.	92,818	3,028,651
#People’s United Financial, Inc.	132,040	2,050,581
#Plum Creek Timber Co., Inc.	57,898	2,304,340
PNC Financial Services Group, Inc.	183,847	12,356,357
#Principal Financial Group, Inc.	113,608	3,319,626
Progressive Corp.	238,822	4,797,934
Prudential Financial, Inc.	165,365	10,510,599
Regions Financial Corp.	424,133	3,749,336
*SLM Corp.	172,445	2,110,727
State Street Corp.	176,169	7,663,351
#SunTrust Banks, Inc.	177,580	5,256,368
T Rowe Price Group, Inc.	92,104	5,296,901
#Torchmark Corp.	29,459	1,577,235
Travelers Cos., Inc. (The)	182,639	9,267,103
#U.S. Bancorp	680,438	18,215,325
Unum Group	118,200	2,892,354
Wells Fargo & Co.	1,842,383	61,001,301
#*XL Capital, Ltd.	121,658	2,165,512
#Zions Bancorporation	53,484	1,536,595

Total Financials		581,072,442

Health Care — (10.1%)
Abbott Laboratories	552,156	28,248,301

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Aetna, Inc.	153,274	$4,529,247
Allergan, Inc.	109,357	6,964,947
AmerisourceBergen Corp.	100,422	3,098,019
*Amgen, Inc.	348,262	19,976,308
Bard (C.R.), Inc.	34,017	2,943,491
Baxter International, Inc.	214,322	10,120,285
Becton Dickinson & Co.	83,819	6,401,257
*Biogen Idec, Inc.	95,874	5,105,290
*Boston Scientific Corp.	537,479	3,697,855
Bristol-Myers Squibb Co.	609,590	15,416,531
Cardinal Health, Inc.	128,543	4,459,157
*CareFusion Corp.	63,056	1,739,084
*Celgene Corp.	163,490	10,128,205
*Cephalon, Inc.	26,646	1,710,673
Cigna Corp.	97,785	3,134,987
*Coventry Health Care, Inc.	52,636	1,249,579
*DaVita, Inc.	36,700	2,291,181
#DENTSPLY International, Inc.	52,337	1,917,628
#Eli Lilly & Co.	360,875	12,619,799
*Express Scripts, Inc.	97,902	9,802,927
*Forest Laboratories, Inc.	107,530	2,931,268
*Genzyme Corp.	94,631	5,038,154
*Gilead Sciences, Inc.	321,263	12,744,503
*Hospira, Inc.	58,268	3,134,236
*Humana, Inc.	60,534	2,767,614
*Intuitive Surgical, Inc.	13,844	4,991,593
Johnson & Johnson	978,652	62,927,324
*King Pharmaceuticals, Inc.	88,362	865,948
#*Laboratory Corp. of America Holdings	37,233	2,925,397
*Life Technologies Corp.	64,304	3,518,072
McKesson Corp.	95,802	6,208,928
*Medco Health Solutions, Inc.	165,030	9,723,568
Medtronic, Inc.	392,839	17,163,136
*Merck & Co., Inc.	1,107,882	38,820,185
*Millipore Corp.	19,923	2,114,826
#*Mylan, Inc.	109,061	2,402,614
#Patterson Cos., Inc.	33,177	1,061,332
PerkinElmer, Inc.	41,811	1,047,366
*Pfizer, Inc.	2,869,997	47,986,350
Quest Diagnostics, Inc.	53,446	3,054,973
*St. Jude Medical, Inc.	115,729	4,724,058
Stryker Corp.	100,503	5,772,892
*Tenet Healthcare Corp.	153,995	962,469
*Thermo Fisher Scientific, Inc.	145,613	8,049,487
*UnitedHealth Group, Inc.	411,646	12,476,990
#*Varian Medical Systems, Inc.	44,072	2,484,779
#*Waters Corp.	33,281	2,395,899
*Watson Pharmaceuticals, Inc.	37,899	1,622,835
*WellPoint, Inc.	157,871	8,493,460
*Zimmer Holdings, Inc.	75,740	4,613,323

Total Health Care		438,578,330

Industrials — (9.5%)
3M Co.	253,108	22,443,086
Avery Dennison Corp.	39,849	1,555,306
#Boeing Co. (The)	269,199	19,498,084
C.H. Robinson Worldwide, Inc.	59,234	3,571,810
#Caterpillar, Inc.	222,165	15,127,215
*Cintas Corp.	46,752	1,273,992
CSX Corp.	138,704	7,774,359
Cummins, Inc.	71,607	5,172,174

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Danaher Corp.	93,179	$7,853,126
Deere & Co.	150,785	9,019,959
#Dover Corp.	66,255	3,459,836
Dun & Bradstreet Corp. (The)	18,136	1,395,928
Eaton Corp.	58,820	4,538,551
Emerson Electric Co.	267,586	13,976,017
Equifax, Inc.	44,937	1,509,883
#Expeditors International of Washington, Inc.	75,434	3,073,181
#Fastenal Co.	46,660	2,551,835
FedEx Corp.	111,279	10,016,223
#*First Solar, Inc.	17,276	2,479,970
Flowserve Corp.	19,860	2,275,559
Fluor Corp.	63,585	3,359,831
General Dynamics Corp.	137,172	10,474,454
General Electric Co.	3,794,414	71,562,648
Goodrich Corp.	44,511	3,301,826
Honeywell International, Inc.	271,892	12,906,713
#Illinois Tool Works, Inc.	137,573	7,029,980
#Iron Mountain, Inc.	64,442	1,620,716
ITT Industries, Inc.	65,043	3,614,439
*Jacobs Engineering Group, Inc.	44,303	2,136,291
L-3 Communications Holdings, Inc.	41,105	3,846,195
Lockheed Martin Corp.	112,149	9,520,329
Masco Corp.	127,589	2,070,769
#*Monster Worldwide, Inc.	44,665	778,511
Norfolk Southern Corp.	131,457	7,799,344
Northrop Grumman Corp.	107,672	7,303,392
#Paccar, Inc.	129,516	6,025,084
Pall Corp.	41,736	1,627,287
Parker Hannifin Corp.	57,184	3,955,989
#Pitney Bowes, Inc.	73,773	1,873,834
Precision Castparts Corp.	50,383	6,466,154
*Quanta Services, Inc.	74,700	1,503,711
R. R. Donnelley & Sons Co.	73,070	1,570,274
Raytheon Co.	134,810	7,859,423
Republic Services, Inc.	115,162	3,573,477
#Robert Half International, Inc.	52,849	1,447,006
#Rockwell Automation, Inc.	50,768	3,082,633
Rockwell Collins, Inc.	55,909	3,634,085
Roper Industries, Inc.	33,315	2,032,881
Ryder System, Inc.	18,993	883,554
Southwest Airlines Co.	264,323	3,483,777
*Stericycle, Inc.	30,149	1,775,776
Textron, Inc.	96,949	2,214,315
Union Pacific Corp.	179,691	13,595,421
United Parcel Service, Inc.	353,081	24,412,020
United Technologies Corp.	333,010	24,959,099
#W.W. Grainger, Inc.	21,892	2,419,942
#Waste Management, Inc.	172,467	5,981,156

Total Industrials		410,268,430

Information Technology — (16.6%)
*Adobe Systems, Inc.	186,388	6,260,773
*Advanced Micro Devices, Inc.	200,782	1,819,085
*Agilent Technologies, Inc.	124,051	4,498,089
#*Akamai Technologies, Inc.	61,196	2,376,241
Altera Corp.	105,758	2,682,023
Amphenol Corp.	61,604	2,846,721
Analog Devices, Inc.	105,865	3,168,539
*Apple, Inc.	322,478	84,205,455
Applied Materials, Inc.	477,646	6,581,962

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Autodesk, Inc.	81,692	$2,778,345
Automatic Data Processing, Inc.	179,529	7,784,377
*BMC Software, Inc.	64,942	2,556,117
Broadcom Corp.	153,334	5,288,490
CA, Inc.	140,548	3,205,900
*Cisco Sytems, Inc.	2,036,166	54,813,589
*Citrix Systems, Inc.	65,371	3,072,437
*Cognizant Technology Solutions Corp.	105,819	5,415,816
*Computer Sciences Corp.	54,627	2,861,909
*Compuware Corp.	80,870	695,482
Corning, Inc.	554,376	10,671,738
*Dell, Inc.	612,333	9,907,548
*eBay, Inc.	401,903	9,569,310
*Electronic Arts, Inc.	116,161	2,250,039
*EMC Corp.	729,998	13,877,262
Fidelity National Information Services, Inc.	117,331	3,084,632
*Fiserv, Inc.	54,167	2,767,392
*FLIR Systems, Inc.	54,365	1,663,025
*Google, Inc.	85,940	45,156,314
Harris Corp.	46,515	2,394,592
Hewlett-Packard Co.	837,170	43,507,725
Intel Corp.	1,964,460	44,848,622
International Business Machines Corp.	461,955	59,592,195
*Intuit, Inc.	111,636	4,036,758
Jabil Circuit, Inc.	68,666	1,051,963
*JDS Uniphase Corp.	79,484	1,032,497
*Juniper Networks, Inc.	186,857	5,308,607
#KLA-Tencor Corp.	61,192	2,084,200
#*Lexmark International, Inc.	27,773	1,028,990
Linear Technology Corp.	79,484	2,389,289
*LSI Corp.	233,480	1,405,550
#MasterCard, Inc. Class A	34,320	8,512,733
*McAfee, Inc.	56,434	1,961,081
*MEMC Electronic Materials, Inc.	80,857	1,048,715
Microchip Technology, Inc.	65,517	1,913,752
*Micron Technology, Inc.	302,515	2,828,515
Microsoft Corp.	2,713,496	82,870,168
Molex, Inc.	48,210	1,080,386
*Motorola, Inc.	822,516	5,815,188
#National Semiconductor Corp.	84,570	1,249,945
*NetApp, Inc.	122,561	4,249,190
*Novell, Inc.	123,857	694,838
*Novellus Systems, Inc.	34,094	893,263
*Nvidia Corp.	197,335	3,102,106
Oracle Corp.	1,390,037	35,918,556
#Paychex, Inc.	114,386	3,500,212
*QLogic Corp.	40,506	784,601
QUALCOMM, Inc.	597,661	23,153,387
*Red Hat, Inc.	67,108	2,004,516
*SAIC, Inc.	108,412	1,887,453
*Salesforce.com, Inc.	39,086	3,345,762
*Sandisk Corp.	81,336	3,244,493
*Symantec Corp.	286,717	4,808,244
Tellabs, Inc.	136,688	1,241,127
*Teradata Corp.	59,287	1,723,473
#*Teradyne, Inc.	63,028	770,832
Texas Instruments, Inc.	441,645	11,487,186
#Total System Services, Inc.	70,138	1,122,909
*VeriSign, Inc.	65,237	1,779,013
Visa, Inc.	158,746	14,323,652
*Western Digital Corp.	81,309	3,340,987

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Western Union Co. (The)	242,809	$4,431,264
#Xerox Corp.	480,780	5,240,502
#Xilinx, Inc.	98,381	2,536,262
*Yahoo!, Inc.	423,254	6,996,389

Total Information Technology		720,400,298

Materials — (3.0%)
Air Products & Chemicals, Inc.	75,445	5,792,667
Airgas, Inc.	29,419	1,866,636
AK Steel Holding Corp.	39,070	654,422
Alcoa, Inc.	362,834	4,876,489
#Allegheny Technologies, Inc.	34,921	1,867,226
#Ball Corp.	33,457	1,780,247
Bemis Co., Inc.	38,765	1,178,844
CF Industries Holdings, Inc.	24,654	2,062,800
Cliffs Natural Resources, Inc.	48,087	3,006,880
Dow Chemical Co. (The)	409,072	12,611,690
E.I. du Pont de Nemours & Co.	321,425	12,805,572
Eastman Chemical Co.	25,855	1,730,217
#Ecolab, Inc.	84,020	4,103,537
FMC Corp.	25,788	1,641,148
Freeport-McMoRan Copper & Gold, Inc. Class B	153,119	11,565,078
#International Flavors & Fragrances, Inc.	28,108	1,407,930
International Paper Co.	154,018	4,118,441
MeadWestavco Corp.	60,909	1,654,898
Monsanto Co.	194,054	12,237,045
Newmont Mining Corp.	174,606	9,791,904
Nucor Corp.	111,990	5,075,387
*Owens-Illinois, Inc.	59,956	2,124,841
*Pactiv Corp.	47,061	1,195,820
PPG Industries, Inc.	58,981	4,150,493
Praxair, Inc.	108,934	9,125,401
Sealed Air Corp.	56,521	1,215,201
#Sigma-Aldrich Corp.	43,305	2,567,986
#*Titanium Metals Corp.	30,025	462,985
#United States Steel Corp.	50,985	2,786,840
#Vulcan Materials Co.	44,926	2,573,361
#Weyerhaeuser Co.	75,163	3,722,072

Total Materials		131,754,058

Real Estate Investment Trusts — (1.1%)
#Apartment Investment & Management Co. Class A	41,657	933,533
#AvalonBay Communities, Inc.	28,998	3,016,952
#Boston Properties, Inc.	49,419	3,897,182
#Equity Residential	100,244	4,538,046
HCP, Inc.	104,496	3,356,412
#Health Care REIT, Inc.	43,985	1,976,246
Host Marriott Corp.	232,287	3,776,987
#Kimco Realty Corp.	144,220	2,248,390
#ProLogis	168,637	2,220,949
Public Storage	48,249	4,675,811
#Simon Property Group, Inc.	103,125	9,180,187
#Ventas, Inc.	55,727	2,631,986
#Vornado Realty Trust	56,065	4,674,139

Total Real Estate Investment Trusts		47,126,820

Telecommunication Services — (2.4%)
*American Tower Corp.	143,198	5,843,910
AT&T, Inc.	2,098,903	54,697,412
CenturyTel, Inc.	106,534	3,633,875

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#Frontier Communications Corp.	111,070	$884,117
*MetroPCS Communications, Inc.	92,819	708,209
Qwest Communications International, Inc.	529,157	2,767,491
#*Sprint Nextel Corp.	1,058,817	4,499,972
Verizon Communications, Inc.	1,008,453	29,134,207
Windstream Corp.	162,486	1,795,470

Total Telecommunication Services		103,964,663

Utilities — (3.1%)
*AES Corp.	237,723	2,743,323
Allegheny Energy, Inc.	60,302	1,313,378
#Ameren Corp.	84,253	2,187,208
American Electric Power Co., Inc.	170,006	5,831,206
CenterPoint Energy, Inc.	139,658	2,005,489
#CMS Energy Corp.	81,712	1,328,637
Consolidated Edison, Inc.	100,054	4,522,441
Constellation Energy Group, Inc.	71,512	2,527,949
Dominion Resources, Inc.	213,412	8,920,622
DTE Energy Co.	58,651	2,825,219
Duke Energy Corp.	465,623	7,813,154
Edison International, Inc.	115,864	3,982,246
Entergy Corp.	67,283	5,469,435
EQT Corp.	51,151	2,224,557
Exelon Corp.	234,674	10,229,440
FirstEnergy Corp.	108,405	4,105,297
FPL Group, Inc.	146,995	7,651,090
#Integrys Energy Group, Inc.	27,211	1,349,938
#Nicor, Inc.	16,083	699,771
NiSource, Inc.	98,434	1,604,474
Northeast Utilities, Inc.	62,398	1,734,040
*NRG Energy, Inc.	93,136	2,251,097
Oneok, Inc.	37,514	1,843,438
Pepco Holdings, Inc.	79,074	1,323,699
PG&E Corp.	132,054	5,783,965
Pinnacle West Capital Corp.	38,210	1,426,761
PPL Corp.	134,094	3,320,167
#Progress Energy, Inc.	101,216	4,040,543
Public Service Enterprise Group, Inc.	179,928	5,781,087
Questar Corp.	62,106	2,977,983
SCANA Corp.	39,648	1,564,907
Sempra Energy	87,838	4,319,873
#Southern Co.	291,744	10,082,673
TECO Energy, Inc.	76,020	1,287,019
Wisconsin Energy Corp.	41,571	2,182,893
Xcel Energy, Inc.	162,393	3,532,048

Total Utilities		132,787,067

TOTAL COMMON STOCKS		3,811,993,078

	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $35,255,000 FHLMC 5.00%, 10/15/20, valued at $36,268,581) to be repurchased at $35,730,566	$35,730	35,730,000

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	459,320,798	$459,320,798
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,128,727 FHLMC 5.765%(r), 11/01/36 & 5.934%(r), 01/01/38, valued at $15,735,279) to be repurchased at $15,277,195	$15,277	15,276,969
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $25,124,474 FNMA 6.000%, 04/01/36 & 7.000%, 11/01/37, valued at $10,176,738) to be repurchased at $9,879,737.	9,880	9,879,572

TOTAL SECURITIES LENDING COLLATERAL		484,477,339

TOTAL INVESTMENTS — (100.0%)
(Cost $3,473,410,694)		$4,332,200,417

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
#*AutoNation, Inc.	520,845	$10,521,069
Carnival Corp.	2,788,461	116,278,824
CBS Corp.	4,758	77,175
#CBS Corp. Class B	3,870,469	62,740,302
#*Clear Channel Outdoor Holdings, Inc.	94,100	1,089,678
Comcast Corp. Class A	11,512,642	227,259,553
#Comcast Corp. Special Class A	3,751,193	70,709,988
#*Discovery Communications, Inc. (25470F104)	620,976	24,031,771
*Discovery Communications, Inc. (25470F302)	579,219	19,328,538
#DR Horton, Inc.	462,325	6,791,554
Foot Locker, Inc.	71,465	1,096,988
#Fortune Brands, Inc.	702,456	36,822,743
#*GameStop Corp. Class A	187,400	4,555,694
#J.C. Penney Co., Inc.	815,260	23,781,134
#Lennar Corp. Class A	672,237	13,377,516
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523
*Liberty Media-Starz Corp. Series A	295,430	16,363,868
#*Live Nation Entertainment, Inc.	108,704	1,705,566
#Macy’s, Inc.	1,912,303	44,365,430
#*MGM Mirage	1,809,588	28,754,353
#*Mohawk Industries, Inc.	392,417	25,012,660
News Corp. Class A	8,257,941	127,337,450
#News Corp. Class B	2,711,072	48,229,971
*Pulte Group, Inc.	470,248	6,155,546
#*Royal Caribbean Cruises, Ltd.	901,600	32,313,344
#*Sears Holdings Corp.	595,638	72,042,416
#Time Warner Cable, Inc.	1,980,956	111,428,775
Time Warner, Inc.	6,225,984	205,955,551
#*Toll Brothers, Inc.	904,000	20,403,280
Walt Disney Co. (The)	4,577,802	168,646,226
Washington Post Co.	24,866	12,611,041
Wendy’s/Arby’s Group, Inc.	924,537	4,909,291
#Whirlpool Corp.	239,096	26,030,382
#Wyndham Worldwide Corp.	673,297	18,051,093

Total Consumer Discretionary		1,643,884,293

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970
#Bunge, Ltd.	304,332	16,114,379
*Central European Distribution Corp.	36,400	1,261,260
*Constellation Brands, Inc. Class A	855,902	15,637,330
#Corn Products International, Inc.	428,526	15,426,936
CVS Caremark Corp.	5,818,740	214,886,068
Del Monte Foods Co.	180,561	2,697,581
J.M. Smucker Co.	527,641	32,223,036
#Kraft Foods, Inc.	3,952,916	117,006,314
Molson Coors Brewing Co.	757,690	33,611,128
*Ralcorp Holdings, Inc.	80,012	5,324,799
Safeway, Inc.	1,299,574	30,669,946
#*Smithfield Foods, Inc.	288,215	5,401,149
#SUPERVALU, Inc.	1,327,679	19,782,417
Tyson Foods, Inc. Class A	1,926,959	37,749,127

Total Consumer Staples		621,535,440

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907
*Baker Hughes, Inc.	227,319	11,311,380
Chesapeake Energy Corp.	3,039,817	72,347,645

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Chevron Corp.	855,223	$69,649,361
#Cimarex Energy Co.	368,647	25,097,488
ConocoPhillips	5,928,100	350,884,239
Helmerich & Payne, Inc.	488,887	19,858,590
Hess Corp.	1,215,222	77,227,358
Marathon Oil Corp.	3,398,346	109,256,824
Murphy Oil Corp.	126,690	7,620,403
#*Nabors Industries, Ltd.	1,170,876	25,255,795
National-Oilwell, Inc.	1,895,755	83,470,093
#Noble Energy, Inc.	499,005	38,123,982
#Patterson-UTI Energy, Inc.	687,685	10,514,704
#Pioneer Natural Resources Co.	650,933	41,744,333
#*Plains Exploration & Production Co.	576,596	16,900,029
*Pride International, Inc.	750,096	22,750,412
#*Rowan Cos., Inc.	465,666	13,876,847
#Smith International, Inc.	687,354	32,828,027
#Sunoco, Inc.	422,307	13,843,223
#Tesoro Petroleum Corp.	321,700	4,230,355
Tidewater, Inc.	273,715	14,673,861
Valero Energy Corp.	2,351,518	48,888,059
*Whiting Petroleum Corp.	212,514	19,196,390

Total Energy		1,301,146,305

Financials — (23.7%)
*Allegheny Corp.	37,580	11,167,273
Allied World Assurance Co. Holdings, Ltd.	151,739	6,611,268
Allstate Corp. (The)	2,668,014	87,164,017
American Financial Group, Inc.	689,393	20,288,836
#American National Insurance Co.	92,588	10,199,494
*Arch Capital Group, Ltd.	76,175	5,757,306
Aspen Insurance Holdings, Ltd.	203,151	5,481,014
Assurant, Inc.	381,139	13,884,894
Axis Capital Holdings, Ltd.	588,936	18,357,135
Bank of America Corp.	18,616,251	331,927,755
Capital One Financial Corp.	2,264,568	98,304,897
Chubb Corp.	1,484,925	78,507,985
#Cincinnati Financial Corp.	990,152	28,120,317
*CIT Group, Inc.	39,555	1,605,933
*Citigroup, Inc.	28,943,302	126,482,230
CME Group, Inc.	276,766	90,892,722
#*CNA Financial Corp.	1,676,585	47,145,570
#Comerica, Inc.	102,051	4,286,142
Discover Financial Services	1,682,368	26,009,409
#Endurance Specialty Holdings, Ltd.	12,831	472,822
#Everest Re Group, Ltd.	199,791	15,313,980
Fidelity National Financial, Inc.	945,859	14,358,140
#Fifth Third BanCorp.	2,707,541	40,369,436
First American Corp.	543,016	18,772,063
#*Genworth Financial, Inc.	2,135,243	35,274,214
Hanover Insurance Group, Inc.	304,654	13,724,663
Hartford Financial Services Group, Inc.	1,690,968	48,310,956
HCC Insurance Holdings, Inc.	473,689	12,879,604
JPMorgan Chase & Co.	2,944,498	125,376,725
KeyCorp.	2,906,447	26,216,152
Legg Mason, Inc.	708,866	22,463,964
Lincoln National Corp.	1,462,460	44,736,651
Loews Corp.	2,592,160	96,532,038
#Marshall & Ilsley Corp.	642,918	5,850,554
MetLife, Inc.	4,631,345	211,096,705
*NASDAQ OMX Group, Inc. (The)	370,822	7,787,262
NYSE Euronext, Inc.	1,058,346	34,533,830

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#Old Republic International Corp.	1,432,884	$21,507,589
PartnerRe, Ltd.	42,900	3,328,182
People’s United Financial, Inc.	2,984	46,341
Prudential Financial, Inc.	1,954,433	124,223,761
Regions Financial Corp.	4,704,696	41,589,513
Reinsurance Group of America, Inc.	509,512	26,306,105
RenaissanceRe Holdings, Ltd.	3,924	219,548
#SunTrust Banks, Inc.	2,063,720	61,086,112
Transatlantic Holdings, Inc.	308,709	15,352,099
Travelers Cos., Inc. (The)	3,328,076	168,866,576
Unum Group	1,898,589	46,458,473
Validus Holdings, Ltd.	296,926	7,592,398
#Wesco Financial Corp.	19,805	7,507,085
White Mountains Insurance Group, Ltd.	30,224	10,384,966
#WR Berkley Corp.	66,774	1,802,898
*XL Capital, Ltd.	194,167	3,456,173
Zions Bancorporation	445,485	12,798,784

Total Financials		2,338,790,559

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079
#*Boston Scientific Corp.	4,237,207	29,151,984
*CareFusion Corp.	213,810	5,896,880
#*Community Health Systems, Inc.	370,974	15,157,998
*Coventry Health Care, Inc.	478,557	11,360,943
*Health Net, Inc.	73,886	1,626,970
#*Hologic, Inc.	920,210	16,444,153
*Humana, Inc.	648,419	29,645,717
*Inverness Medical Innovations, Inc.	239,800	9,539,244
#*King Pharmaceuticals, Inc.	1,215,010	11,907,098
*Merck & Co., Inc.	87,152	3,053,806
#Omnicare, Inc.	582,523	16,188,314
PerkinElmer, Inc.	424,381	10,630,744
*Pfizer, Inc.	387,911	6,485,872
Teleflex, Inc.	52,080	3,193,546
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915
*UnitedHealth Group, Inc.	2,645,609	80,188,409
*Watson Pharmaceuticals, Inc.	353,613	15,141,709
*WellPoint, Inc.	2,580,122	138,810,564

Total Health Care		550,452,945

Industrials — (13.0%)
#*AGCO Corp.	248,663	8,708,178
#*Covanta Holding Corp.	73,962	1,292,856
CSX Corp.	2,287,204	128,197,784
Eaton Corp.	395,650	30,528,354
FedEx Corp.	563,693	50,738,007
General Electric Co.	18,948,832	357,374,971
#*Hertz Global Holdings, Inc.	916,687	13,255,294
#Ingersoll-Rand P.L.C.	635,764	23,510,553
#*Kansas City Southern	228,073	9,248,360
KBR, Inc.	30,162	665,977
L-3 Communications Holdings, Inc.	23,585	2,206,848
Masco Corp.	937,149	15,209,928
Norfolk Southern Corp.	2,186,220	129,708,433
#Northrop Grumman Corp.	1,926,678	130,686,569
*Owens Corning	54,270	1,887,511
Pentair, Inc.	341,927	12,364,080
R. R. Donnelley & Sons Co.	705,088	15,152,341
Republic Services, Inc.	695,894	21,593,591
#Ryder System, Inc.	319,005	14,840,113

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Southwest Airlines Co.	4,297,932	$56,646,744
#SPX Corp.	69,937	4,887,198
*Terex Corp.	111,500	2,956,980
Timken Co.	217,642	7,656,646
Tyco International, Ltd.	336,967	13,070,950
Union Pacific Corp.	2,835,808	214,557,233
*URS Corp.	356,821	18,322,758

Total Industrials		1,285,268,257

Information Technology — (3.5%)
Activision Blizzard, Inc.	1,862,769	20,639,480
#*AOL, Inc.	555,835	12,984,306
*Arrow Electronics, Inc.	532,232	16,233,076
*Avnet, Inc.	860,267	27,502,736
AVX Corp.	179,574	2,774,418
*Computer Sciences Corp.	946,932	49,609,767
Fidelity National Information Services, Inc.	135,015	3,549,544
*IAC/InterActiveCorp.	815,025	18,272,860
*Ingram Micro, Inc.	969,555	17,607,119
*MEMC Electronic Materials, Inc.	90,051	1,167,961
#*Micron Technology, Inc.	3,863,757	36,126,128
#*Sandisk Corp.	606,339	24,186,863
*Tech Data Corp.	196	8,408
Tellabs, Inc.	1,931,218	17,535,459
Tyco Electronics, Ltd.	1,547,828	49,716,235
#Xerox Corp.	4,141,401	45,141,271

Total Information Technology		343,055,631

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988
Ashland, Inc.	259,363	15,447,660
#*Domtar Corp.	126,265	8,944,613
Dow Chemical Co. (The)	3,982,926	122,793,609
Huntsman Corp.	222,502	2,538,748
International Paper Co.	2,281,591	61,009,743
#MeadWestavco Corp.	1,023,001	27,794,937
Reliance Steel & Aluminum Co.	300,700	14,677,167
Steel Dynamics, Inc.	265,818	4,176,001
#United States Steel Corp.	567,570	31,023,376
#Vulcan Materials Co.	129,233	7,402,466
#Weyerhaeuser Co.	1,105,551	54,746,886

Total Materials		418,864,194

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433
CenturyTel, Inc.	796,609	27,172,333
#*Sprint Nextel Corp.	11,713,380	49,781,865
#Telephone & Data Systems, Inc.	309,373	10,722,868
Telephone & Data Systems, Inc. Special Shares.	251,163	7,605,216
*United States Cellular Corp.	264,225	11,118,588
Verizon Communications, Inc.	1,782,841	51,506,276

Total Telecommunication Services		450,646,579

Utilities — (0.9%)
*AES Corp.	712,304	8,219,988
*Calpine Corp.	1,079,562	14,714,430
*Mirant Corp.	132,736	1,547,702
*NRG Energy, Inc.	494,999	11,964,126
Public Service Enterprise Group, Inc.	1,267,773	40,733,546

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Questar Corp.	207,166	$9,933,610

Total Utilities		87,113,402

TOTAL COMMON STOCKS		9,040,757,605

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628

@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	16,638	16,637,832

TOTAL SECURITIES LENDING COLLATERAL		810,261,489

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Alumina, Ltd.	2,104,308	$2,971,710
#Alumina, Ltd. Sponsored ADR	172,484	967,635
Amcor, Ltd.	2,298,994	13,912,991
Amcor, Ltd. Sponsored ADR	77,103	1,863,580
*Asciano Group, Ltd.	1,652,988	2,565,294
Australia & New Zealand Banking Group, Ltd.	3,176,183	70,350,159
#Bank of Queensland, Ltd.	183,765	2,129,139
Bendigo Bank, Ltd.	508,992	4,602,751
*BlueScope Steel, Ltd.	4,756,814	11,413,423
Boral, Ltd.	1,228,616	6,641,924
#Caltex Australia, Ltd.	265,507	2,833,647
#Crown, Ltd.	1,179,954	8,896,772
CSR, Ltd.	2,677,178	4,266,846
Downer EDI, Ltd.	547,370	3,499,524
#Fairfax Media, Ltd.	3,339,114	5,269,784
Goodman Fielder, Ltd.	2,376,765	3,190,317
Harvey Norman Holdings, Ltd.	722,542	2,255,848
Incitec Pivot, Ltd.	4,149,776	12,269,031
Insurance Australia Group, Ltd.	2,620,594	9,214,893
Lend Lease Group NL	755,364	5,945,430
#Macquarie Group, Ltd.	410,696	18,727,749
National Australia Bank, Ltd.	2,342,165	59,839,711
OneSteel, Ltd.	1,841,739	5,923,432
Origin Energy, Ltd.	1,191,927	17,926,365
*OZ Minerals, Ltd.	4,190,871	4,411,252
Primary Health Care, Ltd.	339,197	1,270,209
*Qantas Airways, Ltd.	2,850,317	7,380,267
Santos, Ltd.	983,576	12,478,552
Sims Metal Management, Ltd.	100,420	1,887,692
#*Sims Metal Management, Ltd. Sponsored ADR	124,013	2,333,925
Suncorp-Metway, Ltd.	2,664,601	22,021,061
TABCORP Holdings, Ltd.	1,277,891	8,071,092
Tatts Group, Ltd.	1,897,509	4,329,953
Toll Holdings, Ltd.	42,533	277,819
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,498,792
Wesfarmers, Ltd.	2,331,991	62,514,415

TOTAL AUSTRALIA		405,952,984

AUSTRIA — (0.5%)
#Erste Group Bank AG	360,535	16,007,238
#OMV AG	383,710	13,711,044
Voestalpine AG	175,999	6,546,589

TOTAL AUSTRIA		36,264,871

BELGIUM — (0.6%)
Delhaize Group SA	201,237	16,641,597
Delhaize Group SA Sponsored ADR	52,900	4,378,533
*KBC Groep NV	209,898	9,391,227
Solvay SA	55,899	5,338,105
#UCB SA	278,888	10,803,265

TOTAL BELGIUM		46,552,727

CANADA — (8.9%)
Astral Media, Inc. Class A	40,138	1,394,833
#Bank of Montreal	680,265	42,250,363
BCE, Inc.	651,325	19,569,245
Canadian Pacific Railway, Ltd.	427,751	25,215,328
#Canadian Tire Corp. Class A	166,647	9,173,952

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
Cenovus Energy, Inc.	671,498	$19,745,664
*CGI Group, Inc.	400,789	5,934,108
Empire Co., Ltd. Class A	65,500	3,416,214
#EnCana Corp.	1,307,643	43,253,401
Ensign Energy Services, Inc.	128,319	1,734,416
Fairfax Financial Holdings, Ltd.	46,500	17,624,040
George Weston, Ltd.	123,800	8,885,861
*Gerdau Ameristeel Corp.	403,761	3,040,728
#Goldcorp, Inc.	353,927	15,299,207
Husky Energy, Inc.	257,420	7,275,574
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,839,646
Inmet Mining Corp.	87,300	4,531,728
Intact Financial Corp.	128,700	5,574,719
Loblaw Cos., Ltd.	184,013	6,764,172
*Lundin Mining Corp.	373,700	1,762,181
*Magna International, Inc. Class A	243,268	15,997,541
#Manitoba Telecom Services, Inc.	40,500	1,295,777
#Manulife Financial Corp.	2,074,478	37,413,307
#Metro, Inc. Class A	137,300	6,068,882
#National Bank of Canada	135,767	8,299,991
Nexen, Inc.	364,697	8,867,903
Onex Corp.	110,200	3,192,741
*Sino-Forest Corp.	181,392	3,224,985
#Sun Life Financial, Inc.	1,262,400	37,121,370
Suncor Energy, Inc.	1,057,029	36,160,423
Talisman Energy, Inc.	1,688,236	28,735,578
*Teck Resources, Ltd. Class B	1,418,230	55,735,127
Telus Corp.	216,152	7,675,332
#Thomson Reuters Corp.	1,832,184	66,014,899
#Toronto Dominion Bank	944,998	70,237,595
#TransAlta Corp.	238,600	4,909,175
TransCanada Corp.	1,065,371	37,588,991
*Viterra, Inc.	460,598	3,899,530
Yamana Gold, Inc.	1,625,161	17,742,701

TOTAL CANADA		697,467,228

DENMARK — (1.2%)
#A.P. Moller - Maersk A.S	3,478	29,202,033
#Carlsberg A.S. Series B	277,074	22,393,108
Danisco A.S	107,780	7,783,151
*Danske Bank A.S	1,119,258	29,221,312
*Jyske Bank A.S	111,779	4,514,741
#*Sydbank A.S	60,841	1,783,154

TOTAL DENMARK		94,897,499

FINLAND — (0.8%)
Fortum Oyj	117,713	3,041,616
#Kesko Oyj	152,447	5,909,732
#Neste Oil Oyj	302,274	4,893,310
Outokumpu Oyj	149,777	3,149,931
#Sampo Oyj	524,829	12,900,273
#Stora Enso Oyj Series R	1,304,065	10,887,536
Stora Enso Oyj Sponsored ADR	91,500	753,960
UPM-Kymmene Oyj	1,160,850	16,659,214
UPM-Kymmene Oyj Sponsored ADR	69,300	991,683

TOTAL FINLAND		59,187,255

FRANCE — (7.0%)
#*Air France-KLM SA	320,673	5,045,119
#AXA SA	2,818,397	56,008,406

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#AXA SA Sponsored ADR	140,900	$2,699,644
BNP Paribas SA	913,891	62,771,738
Capgemini SA	259,094	13,050,337
#Casino Guichard Perrachon SA	93,798	8,279,859
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	18,604	559,236
#Ciments Francais SA	26,702	2,697,179
#CNP Assurances SA	72,302	6,086,160
#Compagnie de Saint-Gobain SA	846,142	41,770,221
Compagnie Generale des Establissements Michelin SA Series B	218,195	15,807,031
Credit Agricole SA	1,845,722	26,384,689
European Aeronautic Defence & Space Co. SA	968,650	17,990,743
France Telecom SA	410,711	8,991,156
#GDF Suez SA	475,415	16,907,421
*Groupe Eurotunnel SA	429,121	3,918,570
Lafarge SA	467,217	33,874,309
#Lagardere SCA	238,722	9,628,370
*Natixis SA	1,090,903	5,578,967
#*Peugeot SA	325,797	9,622,237
PPR SA	161,317	21,680,968
#*Renault SA	500,084	23,168,934
*Rexel SA	70,707	1,199,264
Safran SA	312,438	7,938,383
Schneider Electric SA	1,725	195,837
#SCOR SE	193,766	4,570,710
Societe Generale Paris SA	996,332	53,203,436
STMicroelectronics NV	1,542,301	14,281,251
#Vivendi SA	2,686,677	70,478,172

TOTAL FRANCE		544,388,347

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795
Allianz SE Sponsored ADR	2,834,240	32,140,282
Bayerische Motoren Werke AG	915,762	45,290,896
#*Commerzbank AG	1,089,462	8,553,617
Daimler AG (5529027)	1,684,003	86,179,238
#Daimler AG (D1668R123)	404,583	20,609,458
Deutsche Bank AG (5750355)	774,190	54,036,753
#Deutsche Bank AG (D18190898)	202,227	13,888,950
Deutsche Lufthansa AG	464,311	7,721,225
#*Deutsche Postbank AG	95,853	3,267,717
#Deutsche Telekom AG	2,621,866	34,493,460
Deutsche Telekom AG Sponsored ADR	2,809,150	33,681,708
#E.ON AG	545,840	20,187,394
Fraport AG	41,329	2,142,909
Generali Deutschland Holding AG	20,937	2,336,621
#*Hannover Rueckversicherung AG	110,141	5,195,805
#Heidelberger Zement AG	185,665	11,456,085
Hochtief AG	8,774	723,195
#Linde AG	113,862	13,604,677
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541
Porsche Automobil Holding SE	190,907	11,047,376
*Salzgitter AG	79,216	6,418,354
SCA Hygiene Products SE	3,195	1,499,886
ThyssenKrupp AG	368,208	11,973,095

TOTAL GERMANY		535,203,037

GREECE — (0.2%)
*Agricultural Bank of Greece S.A	285,278	514,560
*Alpha Bank A.E	278,473	2,255,454
*EFG Eurobank Ergasias S.A	385,650	3,100,125
Hellenic Petroleum S.A	355,700	3,831,869

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
#National Bank of Greece S.A. ADR	619,230	$2,018,690
*Piraeus Bank S.A	174,541	1,314,473

TOTAL GREECE		13,035,171

HONG KONG — (1.9%)
*Cathay Pacific Airways, Ltd.	1,288,000	2,676,410
Cheung Kong Holdings, Ltd.	2,795,000	34,449,768
*Dah Sing Financial Holdings, Ltd.	161,600	917,855
Great Eagle Holdings, Ltd.	471,721	1,320,054
Hang Lung Group, Ltd.	1,013,000	4,948,787
#Henderson Land Development Co., Ltd.	1,995,000	12,511,176
Hong Kong & Shanghai Hotels, Ltd.	1,164,505	1,835,447
Hopewell Holdings, Ltd.	690,669	2,012,941
Hutchison Whampoa, Ltd.	5,568,000	38,213,768
Hysan Development Co., Ltd.	1,029,302	3,013,362
New World Development Co., Ltd.	4,190,974	7,433,574
Pacific Basin Shipping, Ltd.	301,000	227,608
#Sino Land Co., Ltd.	1,789,315	3,211,057
Sun Hung Kai Properties, Ltd.	1,169,827	16,203,753
Wharf Holdings, Ltd.	1,065,990	5,778,723
Wheelock & Co., Ltd.	3,482,000	10,729,071

TOTAL HONG KONG		145,483,354

IRELAND — (0.1%)
#CRH P.L.C. Sponsored ADR	227,160	6,494,504

ITALY — (2.2%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	7,890,320
Banca Popolare di Milano Scarl	982,340	5,524,791
*Banco Popolare Scarl	426,228	2,728,955
*Fiat SpA	310,905	4,080,758
#Fondiaria - SAI SpA	167,605	2,321,691
#*Intesa Sanpaolo SpA	11,201,860	36,920,433
Italcementi SpA	273,413	3,109,109
#Telecom Italia SpA	5,476,933	7,657,304
#Telecom Italia SpA Sponsored ADR	1,874,500	25,961,825
*UniCredit SpA	22,325,370	58,508,215
Unione di Banche Italiane ScpA	1,533,872	18,995,208
#*Unipol Gruppo Finanziario SpA	1,822,774	1,908,920

TOTAL ITALY		175,607,529

JAPAN — (14.9%)
#77 Bank, Ltd. (The)	737,372	4,190,115
#AEON Co., Ltd.	1,886,800	21,603,280
Aisin Seiki Co., Ltd.	282,500	8,584,887
Ajinomoto Co., Inc.	1,285,000	12,069,125
Alfresa Holdings Corp.	50,400	2,529,166
Amada Co., Ltd.	644,000	5,287,325
Aozora Bank, Ltd.	943,000	1,352,054
Asahi Glass Co., Ltd.	119,000	1,406,179
Asahi Kasei Corp.	503,000	2,827,667
#Asatsu-DK, Inc.	32,500	862,308
Awa Bank, Ltd. (The)	65,600	364,255
Bank of Iwate, Ltd. (The)	19,600	1,073,808
Bank of Kyoto, Ltd. (The)	620,400	5,451,100
Bank of Yokohama, Ltd. (The)	978,000	5,085,023
Bridgestone Corp.	1,122,200	18,702,608
Canon Marketing Japan, Inc.	124,900	1,952,518
Casio Computer Co., Ltd.	249,300	1,960,355
Chiba Bank, Ltd. (The)	881,000	5,579,339
#Chudenko Corp.	41,100	510,328

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chugoku Bank, Ltd. (The)	297,800	$3,817,697
Chuo Mitsui Trust Holdings, Inc.	455,689	1,738,665
Citizen Holdings Co., Ltd.	377,500	2,621,905
Coca-Cola West Co., Ltd.	109,007	1,928,614
Comsys Holdings Corp.	151,700	1,421,742
Cosmo Oil Co., Ltd.	1,212,364	3,268,109
#Credit Saison Co., Ltd.	298,900	4,371,500
Dai Nippon Printing Co., Ltd.	1,416,000	19,616,953
Daicel Chemical Industries, Ltd.	515,000	3,301,535
#*Daido Steel Co., Ltd.	398,000	1,691,815
#Dainippon Sumitomo Pharma Co., Ltd.	202,900	1,680,253
Daishi Bank, Ltd. (The)	573,932	1,937,709
Daiwa House Industry Co., Ltd.	916,000	9,855,899
Daiwa Securities Group, Inc.	1,202,000	6,217,116
Denso Corp.	156,388	4,563,902
Dentsu, Inc.	8,000	217,746
DIC Corp.	123,000	263,611
*Fuji Heavy Industries, Ltd.	1,318,000	7,376,489
Fuji Television Network, Inc.	761	1,221,767
FUJIFILM Holdings Corp.	1,327,000	45,478,278
Fujikura, Ltd.	624,000	3,333,257
Fukuoka Financial Group, Inc.	1,560,000	6,768,495
#Glory, Ltd.	77,800	1,980,328
Gunma Bank, Ltd. (The)	699,397	3,772,866
#H2O Retailing Corp.	198,000	1,378,394
Hachijuni Bank, Ltd. (The)	993,231	5,571,524
Hakuhodo Dy Holdings, Inc.	31,000	1,761,036
Hankyu Hanshin Holdings, Inc.	294,000	1,369,661
Higo Bank, Ltd. (The)	376,000	2,043,147
Hino Motors, Ltd.	279,000	1,404,496
#Hiroshima Bank, Ltd. (The)	265,000	1,086,335
Hitachi Capital Corp.	47,100	711,159
#Hitachi High-Technologies Corp.	118,800	2,590,210
Hitachi Transport System, Ltd.	111,000	1,605,600
*Hitachi, Ltd.	5,647,000	24,819,272
#*Hitachi, Ltd. Sponsored ADR	144,840	6,354,131
Hokkoku Bank, Ltd. (The)	435,409	1,545,262
*Hokuhoku Financial Group, Inc.	1,505,000	2,992,495
#House Foods Corp.	119,500	1,724,063
Hyakugo Bank, Ltd. (The)	475,028	2,136,669
Hyakujishi Bank, Ltd. (The)	329,000	1,345,005
Idemitsu Kosan Co., Ltd.	51,124	4,234,851
*Inpex Corp.	808	5,685,989
Isetan Mitsukoshi Holdings, Ltd.	736,300	8,503,391
*Isuzu Motors, Ltd.	21,000	66,815
ITOCHU Corp.	866,000	7,502,728
Iyo Bank, Ltd. (The)	285,000	2,652,754
J Front Retailing Co., Ltd.	928,000	5,404,572
#Joyo Bank, Ltd. (The)	1,234,000	5,133,270
JS Group Corp.	561,100	11,004,250
JTEKT Corp.	233,600	2,684,192
Juroku Bank, Ltd.	400,000	1,510,476
*JX Holdings, Inc.	5,279,233	29,449,280
Kagoshima Bank, Ltd. (The)	358,143	2,356,576
#Kajima Corp.	1,481,000	3,763,033
Kamigumi Co., Ltd.	519,000	4,286,926
Kandenko Co., Ltd.	129,000	841,788
Kaneka Corp.	580,542	3,663,749
Kansai Paint Co., Ltd.	64,000	485,115
*Kawasaki Kisen Kaisha, Ltd.	899,087	3,821,131
Keiyo Bank, Ltd. (The)	317,000	1,474,170

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kewpie Corp.	130,400	$1,437,447
Kinden Corp.	285,000	2,529,063
Kobe Steel, Ltd.	3,785,000	8,447,758
Kuraray Co., Ltd.	30,500	399,277
Kyocera Corp.	327,900	32,923,249
#Kyocera Corp. Sponsored ADR	13,600	1,336,200
*Kyowa Hakko Kirin Co., Ltd.	478,000	5,015,476
Mabuchi Motor Co., Ltd.	27,100	1,493,693
Marui Group Co., Ltd.	542,642	4,289,737
#Maruichi Steel Tube, Ltd.	48,300	928,119
Mazda Motor Corp.	3,005,000	8,873,976
Medipal Holdings Corp.	255,700	3,187,967
#Meiji Holdings Co., Ltd.	127,495	4,602,684
Mitsubishi Chemical Holdings Corp.	2,534,000	13,524,323
Mitsubishi Gas Chemical Co., Inc.	589,000	3,551,650
Mitsubishi Heavy Industries, Ltd.	7,959,000	32,059,477
Mitsubishi Logistics Corp.	205,000	2,680,305
#*Mitsubishi Materials Corp.	2,316,000	6,941,833
#Mitsubishi Tanabe Pharma Corp.	546,000	7,224,072
#Mitsubishi UFJ Financial Group, Inc. ADR	1,696,633	8,771,593
Mitsui Chemicals, Inc.	1,443,800	4,742,467
Mitsui Mining & Smelting Co., Ltd.	359,000	983,763
Mitsui O.S.K. Lines, Ltd.	546,000	4,081,995
Mitsumi Electric Co., Ltd.	137,400	2,989,796
Mizuho Securities Co., Ltd.	1,006,000	2,786,379
MS&AD Insurance Group Holdings, Inc.	746,653	21,460,717
Nagase & Co., Ltd.	235,889	2,813,833
#Namco Bandai Holdings, Inc.	315,800	3,151,153
#Nanto Bank, Ltd. (The)	270,000	1,440,805
NEC Corp.	5,322,101	17,523,047
#NGK Spark Plug Co., Ltd.	134,000	1,818,305
Nippon Express Co., Ltd.	1,716,238	8,085,736
Nippon Kayaku Co., Ltd.	6,000	52,739
Nippon Meat Packers, Inc.	369,536	4,668,118
Nippon Paper Group, Inc.	192,200	5,397,853
Nippon Sheet Glass Co., Ltd.	1,171,739	3,848,928
Nippon Shokubai Co., Ltd.	234,000	2,115,231
Nippon Television Network Corp.	10,790	1,612,580
Nippon Yusen K.K	2,813,000	11,564,855
Nishi-Nippon Bank, Ltd.	1,236,569	3,558,692
*Nissan Motor Co., Ltd.	4,257,200	37,042,570
Nisshin Steel Co., Ltd.	1,248,000	2,639,024
Nisshinbo Holdings, Inc.	305,000	3,239,632
*NKSJ Holdings, Inc.	1,060,000	7,695,960
NOK Corp.	162,200	2,757,069
NSK, Ltd.	45,000	343,263
NTN Corp.	636,000	2,792,914
Obayashi Corp.	1,650,682	7,375,517
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,093,475
Oji Paper Co., Ltd.	1,769,000	8,333,683
Ono Pharmaceutical Co., Ltd.	92,600	3,830,979
#Onward Holdings Co., Ltd.	278,000	2,299,565
Panasonic Corp. Sponsored ADR	43,005	627,873
Panasonic Electric Works Co., Ltd.	575,000	7,078,873
Rengo Co., Ltd.	281,000	1,614,323
#Ricoh Co., Ltd.	1,541,000	26,177,935
Rohm Co., Ltd.	206,000	15,266,667
San-in Godo Bank, Ltd. (The)	309,900	2,374,713
Sapporo Hokuyo Holdings, Inc.	452,900	2,084,546
SBI Holdings, Inc.	30,567	6,556,067
Seiko Epson Corp.	260,800	4,620,090

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Seino Holdings Co., Ltd.	295,000	$2,127,210
Sekisui Chemical Co., Ltd.	867,000	5,921,045
Sekisui House, Ltd.	1,224,000	11,667,257
Seven & I Holdings Co., Ltd.	896,800	22,932,156
Sharp Corp.	706,000	9,144,123
#Shiga Bank, Ltd.	332,185	1,982,415
Shimachu Co., Ltd.	70,700	1,470,133
Shimizu Corp.	1,371,000	5,491,994
#Shinsei Bank, Ltd.	1,542,000	2,001,264
Shizuoka Bank, Ltd.	738,000	6,192,465
Showa Denko K.K	1,456,000	3,309,433
*Showa Shell Sekiyu K.K	282,300	1,914,388
SKY Perfect JSAT Holdings, Inc.	3,029	1,217,581
Sohgo Security Services Co., Ltd.	101,300	1,129,739
Sojitz Corp.	2,155,700	3,887,536
Sony Corp.	652,500	22,340,946
Sony Corp. Sponsored ADR	1,725,386	59,042,709
Sumitomo Bakelite Co., Ltd.	347,000	1,911,993
Sumitomo Chemical Co., Ltd.	1,982,000	9,365,599
Sumitomo Corp.	2,891,700	34,821,584
Sumitomo Electric Industries, Ltd.	1,926,800	23,711,110
Sumitomo Forestry Co., Ltd.	158,000	1,332,264
Sumitomo Heavy Industries, Ltd.	384,000	2,524,405
Sumitomo Rubber Industries, Ltd.	230,300	2,058,573
Sumitomo Trust & Banking Co., Ltd.	2,806,000	16,969,418
Suzuken Co., Ltd.	126,100	4,822,344
*Taiheiyo Cement Corp.	1,638,800	2,317,477
Taisei Corp.	2,041,703	4,651,643
Taisho Pharmaceutical Co., Ltd.	219,000	3,983,164
#Takashimaya Co., Ltd.	492,634	4,670,457
#*Takata Corp.	36,900	925,282
TDK Corp.	188,500	12,064,132
Teijin, Ltd.	1,876,862	5,988,901
Toda Corp.	385,000	1,394,054
Tokai Rika Co., Ltd.	34,200	733,857
Tokuyama Corp.	486,000	2,721,785
Tokyo Broadcasting System, Inc.	64,600	1,117,011
#Tokyo Steel Manufacturing Co., Ltd.	194,300	2,603,732
*Tokyo Tatemono Co., Ltd.	568,000	2,619,327
Tokyu Land Corp.	38,000	162,427
Toppan Printing Co., Ltd.	1,260,000	11,490,383
#Tosoh Corp.	1,044,000	2,939,252
TOTO, Ltd.	17,000	114,444
#Toyo Seikan Kaisha, Ltd.	346,349	5,959,109
#Toyobo Co., Ltd.	743,000	1,241,733
Toyota Auto Body Co., Ltd.	105,100	1,689,266
#*Toyota Motor Corp. Sponsored ADR	72,730	5,606,756
Toyota Tsusho Corp.	454,500	6,778,407
TV Asahi Corp.	755	1,232,481
UNY Co., Ltd.	339,550	3,080,104
#Wacoal Corp.	116,000	1,480,301
Yamaguchi Financial Group, Inc.	414,148	4,146,917
Yamaha Corp.	297,100	3,633,823
*Yamaha Motor Co., Ltd.	27,300	402,755
Yamato Holdings Co., Ltd.	124,400	1,777,638
#Yamazaki Baking Co., Ltd.	152,000	1,941,183
#*Yokogawa Electric Corp.	69,000	589,737
Yokohama Rubber Co., Ltd.	437,000	2,041,118

TOTAL JAPAN		1,166,949,175

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	$—

NETHERLANDS — (3.7%)
*Aegon NV	3,202,429	22,397,817
#*Akzo Nobel NV	70,259	4,154,739
#ArcelorMittal NV	2,446,831	95,219,011
*ING Groep NV	3,093,625	27,305,359
*ING Groep NV Sponsored ADR	999,504	8,865,600
Koninklijke Ahold NV	1,076,007	14,754,343
Koninklijke DSM NV	443,200	19,796,362
Koninklijke Philips Electronics NV	2,870,499	96,388,982
Philips Electronics NV ADR	137,395	4,580,749

TOTAL NETHERLANDS		293,462,962

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	960,736	4,348,832
Fletcher Building, Ltd.	685,164	4,158,292

TOTAL NEW ZEALAND		8,507,124

NORWAY — (1.0%)
#*DnB NOR ASA Series A	2,258,695	26,731,923
#*Marine Harvest ASA	5,002,000	4,641,297
#*Norsk Hydro ASA	2,002,345	15,376,141
#*Norsk Hydro ASA Sponsored ADR	59,900	459,433
#Orkla ASA	2,700,350	22,647,998
#*Storebrand ASA	713,900	5,369,257

TOTAL NORWAY		75,226,049

PORTUGAL — (0.1%)
#Banco BPI SA	275,646	619,538
#Banco Comercial Portugues SA	3,941,284	3,701,680
#*Banco Espirito Santo SA	747,704	3,579,350
Cimpor Cimentos de Portugal SA	129,009	935,659

TOTAL PORTUGAL		8,836,227

SINGAPORE — (1.4%)
CapitaLand, Ltd.	3,729,000	10,072,865
City Developments, Ltd.	509,000	3,910,419
DBS Group Holdings, Ltd.	3,126,750	34,428,620
Fraser & Neave, Ltd.	2,351,450	8,355,490
*Golden Agri-Resources, Ltd.	13,635,000	5,759,747
Neptune Orient Lines, Ltd.	1,457,000	2,285,459
#Overseas-Chinese Banking Corp., Ltd.	2,262,777	14,370,678
Singapore Airlines, Ltd.	1,568,600	17,221,214
Singapore Airport Terminal Services, Ltd.	726,078	1,477,947
Singapore Land, Ltd.	532,000	2,605,581
United Industrial Corp., Ltd.	1,391,000	2,104,866
United Overseas Bank, Ltd.	333,000	4,871,765
UOL Group, Ltd.	1,376,600	3,821,126
Venture Corp., Ltd.	48,000	343,382
Wheelock Properties, Ltd.	476,000	669,668

TOTAL SINGAPORE		112,298,827

SPAIN — (3.0%)
#Acciona SA	93,126	9,230,718
#Acerinox SA	95,971	1,910,572
#Banco de Sabadell SA	3,378,296	17,141,100
#Banco Espanol de Credito SA	400,117	4,099,802
#Banco Popular Espanol SA	2,693,529	19,071,718
#Banco Santander SA	3,335,415	42,411,010

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Banco Santander SA Sponsored ADR	3,712,454	$45,811,682
#*Cia Espanola de Petroleos SA	15,060	426,101
Criteria Caixacorp SA	2,266,101	11,301,206
#Fomento de Construcciones y Contratas SA	41,871	1,370,174
#Gas Natural SDG SA	763,596	13,036,732
Iberdrola Renovables SA	1,757,347	6,812,929
#Mapfre SA	235,202	769,848
Repsol YPF SA	1,204,043	28,270,650
#Repsol YPF SA Sponsored ADR	1,432,181	33,584,644
#*Sacyr Vallehermoso SA	335,900	2,562,858

TOTAL SPAIN		237,811,744

SWEDEN — (2.7%)
#Boliden AB	91,703	1,261,694
Holmen AB Series A	6,300	166,484
Nordea Bank AB	6,583,962	64,234,663
*Skandinaviska Enskilda Banken AB Series A	2,552,148	17,397,342
*Skandinaviska Enskilda Banken AB Series C	9,800	67,662
SSAB AB Series A	507,586	8,887,877
SSAB AB Series B	233,785	3,632,826
#Svenska Cellulosa AB	57,000	727,856
#Svenska Cellulosa AB Series B	1,586,671	20,674,187
#Svenska Handelsbanken AB Series A.	678,329	19,021,336
*Swedbank AB Series A	922,127	9,928,527
Tele2 AB Series B	738,141	12,474,484
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	706,832	8,128,568
TeliaSonera AB	3,425,168	23,476,721
#Volvo AB Series A	705,038	8,561,397
#Volvo AB Series B	899,796	11,163,253

TOTAL SWEDEN		209,804,877

SWITZERLAND — (6.1%)
#Adecco SA	351,751	20,689,259
#Baloise Holding AG	200,163	15,761,142
Banque Cantonale Vaudoise AG	7,063	3,106,050
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307
#Credit Suisse Group AG	1,671,311	76,709,453
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229
Givaudan SA	15,362	13,367,647
#*Holcim, Ltd. AG	739,477	55,104,807
#*Novartis AG ADR	276,392	14,054,533
#PSP Swiss Property AG	95,780	5,700,447
St. Galler Kantonalbank AG	5,534	2,453,274
#Swatch Group AG	34,658	10,153,534
Swiss Life Holding AG	123,557	15,019,057
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531
*UBS AG	3,481,616	53,937,826
Zurich Financial Services AG	322,634	71,526,291

TOTAL SWITZERLAND		480,861,387

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C	1,196,479	50,821,561
Associated British Foods P.L.C.	1,626,798	24,992,073
Aviva P.L.C.	7,396,866	39,102,707
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775
#*British Airways P.L.C.	3,372,757	11,693,708
Carnival P.L.C.	658,867	28,541,783
#Carnival P.L.C. ADR	241,674	10,416,149
*easyJet P.L.C.	687,918	4,943,813
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
International Power P.L.C.	6,483,180	$32,815,963
Investec P.L.C .	672,931	5,322,278
*Kazakhmys P.L.C .	729,615	15,457,470
Kingfisher P.L.C. .	10,285,817	39,200,367
Legal & General Group P.L.C.	15,758,133	20,490,935
#*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	11,628,511
Mondi P.L.C.	1,450,865	9,793,636
*Old Mutual P.L.C.	9,616,350	16,971,702
Pearson P.L.C. .	820,157	13,106,954
#Pearson P.L.C. . Sponsored ADR	1,845,066	29,465,704
*Resolution, Ltd. P.L.C.	2,700,812	3,007,764
Rexam P.L.C.	4,277,874	21,093,785
*Rolls-Royce Group P.L.C. (3283648)	374,434	3,299,324
*Rolls-Royce Group P.L.C. (B61JG65)	66,344,400	101,511
*Royal Bank of Scotland Group P.L.C.	15,142,602	12,391,286
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	108,519	1,774,286
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484
RSA Insurance Group P.L.C.	13,251,463	24,526,883
SABmiller P.L.C.	1,174,082	36,807,691
Sainsbury (J.) P.L.C.	5,529,939	28,498,727
Thomas Cook Group P.L.C.	1,959,918	7,434,961
Tomkins P.L.C. Sponsored ADR	330,800	5,051,316
Vodafone Group P.L.C.	34,976,333	77,460,069
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504
Whitbread P.L.C.	366,533	8,565,597
William Morrison Supermarkets P.L.C.	8,127,143	35,956,363
*Wolseley P.L.C.	889,796	22,222,645
WPP P.L.C.	1,259,793	13,356,795
#WPP P.L.C. Sponsored ADR	24,445	1,291,429
*Xstrata P.L.C.	3,843,909	63,258,372

TOTAL UNITED KINGDOM		1,225,110,476

TOTAL COMMON STOCKS		6,579,403,354

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants.	399,000	—

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralizedby FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	$16,683	$16,683,145

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284

TOTAL INVESTMENTS — (100.0%)
(Cost $6,340,635,125)		$7,821,966,638

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.9%)
Consumer Discretionary — (19.2%)
#*ABILIT Corp.	310,400	$410,615
Accordia Golf Co., Ltd.	1,407	1,548,213
Aeon Fantasy Co., Ltd.	60,432	782,865
Aichi Machine Industry Co., Ltd.	285,000	1,166,058
Aigan Co., Ltd.	61,600	317,389
Aisan Industry Co., Ltd.	128,000	1,085,368
#Akebono Brake Industry Co., Ltd.	283,800	1,498,752
Alpen Co., Ltd.	28,100	492,880
*Alpha Corp.	31,700	313,660
*Alpine Electronics, Inc.	201,800	2,848,424
Amiyaki Tei Co., Ltd.	239	638,254
Amuse, Inc.	29,999	303,370
*Anrakutei Co., Ltd.	50,000	223,888
AOI Advertising Promotion, Inc.	39,000	218,855
#AOKI Holdings, Inc.	116,300	1,640,373
Aoyama Trading Co., Ltd.	131,800	2,280,478
Arnest One Corp.	99,900	1,030,776
#Asahi Co., Ltd.	4,400	67,411
#*Asahi Tec Corp.	1,821,000	918,835
Asatsu-DK, Inc.	61,900	1,642,365
*ASKUL Corp.	38,700	783,243
Asti Corp.	46,000	146,591
#*Atom Corp.	139,300	328,746
Atsugi Co., Ltd.	701,000	926,742
Autobacs Seven Co., Ltd.	49,100	1,721,364
Avex Group Holdings, Inc.	145,800	1,344,063
Bals Corp.	21	22,755
*Best Denki Co., Ltd.	242,500	717,046
Bic Camera, Inc.	1,087	396,575
Bookoff Corp.	9,900	94,833
#*Calsonic Kansei Corp.	506,000	1,620,635
Can Do Co., Ltd.	52	53,950
*Carchs Holdings Co., Ltd.	710,600	233,519
#*CHI Group Co., Ltd.	8,500	34,928
Chiyoda Co., Ltd.	115,900	1,469,128
#Chofu Seisakusho Co., Ltd.	93,500	2,139,898
Chori Co., Ltd.	658,000	839,189
Chuo Spring Co., Ltd.	205,000	874,075
#*Clarion Co., Ltd.	491,000	1,077,269
Cleanup Corp.	105,700	857,512
#Colowide Co., Ltd.	200,450	1,016,720
#*Columbia Music Entertainment, Inc.	177,000	97,016
Corona Corp.	81,100	982,985
Cross Plus, Inc.	22,000	200,665
#Culture Convenience Club Co., Ltd.	271,500	1,412,789
#*Daido Metal Co., Ltd.	144,000	560,920
#Daidoh, Ltd.	109,400	838,094
#*Daiei, Inc. (The)	223,900	1,037,979
Daikoku Denki Co., Ltd.	38,400	682,586
Daimaruenawin Co., Ltd.	400	2,538
Dainichi Co., Ltd.	57,700	435,780
Daisyo Corp.	59,500	714,948
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	12,702
#Daiwabo Holdings Co., Ltd.	466,000	1,260,500
DCM Japan Holdings Co., Ltd.	244,200	1,651,191
Descente, Ltd.	242,000	1,479,412
#Doshisha Co., Ltd.	52,400	1,335,650
Doutor Nichires Holdings Co., Ltd.	140,386	2,102,653

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Dynic Corp.	127,000	$238,670
#Eagle Industry Co., Ltd.	109,000	800,701
*Econach Co., Ltd.	177,000	94,049
#Edion Corp.	266,500	2,710,268
Exedy Corp.	119,000	3,139,735
F&A Aqua Holdings, Inc.	60,638	631,327
FCC Co., Ltd.	63,000	1,301,885
*Fine Sinter Co., Ltd.	49,000	155,520
Foster Electric Co., Ltd.	81,900	2,342,600
#France Bed Holdings Co., Ltd.	715,000	1,094,275
F-Tech, Inc.	2,300	40,302
Fuji Co., Ltd.	93,300	1,656,252
Fuji Corp. Ltd.	113,900	411,876
*Fuji Kiko Co., Ltd.	151,000	487,188
#Fuji Kyuko Co., Ltd.	337,000	1,563,624
Fuji Oozx, Inc.	6,000	22,953
#Fujibo Holdings, Inc.	134,000	213,496
Fujikura Rubber, Ltd.	74,000	284,756
Fujita Kanko, Inc.	398,100	1,649,973
Fujitsu General, Ltd.	279,000	1,418,681
Furukawa Battery Co., Ltd.	71,000	588,335
#*Futaba Industrial Co., Ltd.	116,600	942,071
G-7 Holdings, Inc.	29,200	189,549
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	322,000	701,884
Genki Sushi Co., Ltd.	19,200	238,825
GEO Co., Ltd.	1,255	1,361,073
#GLOBERIDE, Inc.	433,000	532,588
#*Goldwin, Inc.	175,000	370,447
Gourmet Kineya Co., Ltd.	67,000	369,158
#*GSI Creos Corp.	194,000	283,029
#Gulliver International Co., Ltd.	8,380	309,092
Gunze, Ltd.	624,000	2,276,775
#H2O Retailing Corp.	161,000	1,120,815
Hakuyosha Co., Ltd.	88,000	252,379
Happinet Corp.	36,100	451,022
Haruyama Trading Co., Ltd.	49,900	232,104
*Haseko Corp.	2,291,500	2,401,163
Heiwa Corp.	95,700	925,349
#Hiday Hidaka Corp.	11,100	129,258
Hikari Tsushin, Inc.	63,900	1,286,892
Himaraya Co., Ltd.	35,900	149,129
HIS Co., Ltd.	100,400	2,056,524
#Hitachi Koki Co., Ltd.	120,700	1,336,927
#*Honeys Co., Ltd.	2,490	25,181
Horipro, Inc.	47,000	361,969
*I Metal Technology Co., Ltd.	150,000	268,842
*Ichibanya Co., Ltd.	4,900	122,652
Ichikawa Co., Ltd.	63,000	121,829
#*Ichikoh Industries, Ltd.	289,000	496,969
Ikyu Corp.	213	118,174
Imasen Electric Industrial Co., Ltd.	54,400	900,665
Imperial Hotel, Ltd.	10,250	210,185
#*Impress Holdings, Inc.	112,400	248,427
Intage, Inc.	1,300	24,855
Ishizuka Glass Co., Ltd.	109,000	258,265
*Izuhakone Railway Co., Ltd.	300	17,246
#*Izutsuya Co., Ltd.	350,000	251,090
#*Janome Sewing Machine Co., Ltd.	242,000	200,963
Japan Vilene Co., Ltd.	134,000	622,460
Japan Wool Textile Co., Ltd. (The)	295,000	2,320,936

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Jeans Mate Corp.	38,208	$158,510
*Jidosha Buhin Kogyo Co., Ltd.	82,000	259,046
Joban Kosan Co., Ltd.	221,000	326,374
#Joshin Denki Co., Ltd.	196,000	1,905,781
Juntendo Co., Ltd.	35,000	44,124
#*JVC Kenwood Holdings, Inc.	2,477,300	1,336,544
Kabuki-Za Co., Ltd.	39,000	1,497,136
#Kadokawa Holdings, Inc.	88,800	2,047,989
Kanto Auto Works, Ltd.	160,600	1,306,531
Kappa Create Co., Ltd.	11,250	228,406
Kasai Kogyo Co., Ltd.	119,000	486,732
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	505,809
#*Kawashima Selkon Textiles Co., Ltd.	323,000	284,505
*Kayaba Industry Co., Ltd.	669,000	2,539,570
#Keihin Corp.	80,400	1,523,890
#Keiyo Co., Ltd.	176,800	873,060
Kentucky Fried Chicken Japan, Ltd.	78,000	1,429,319
Kimoto Co., Ltd.	6,900	58,739
#*Kinki Nippon Tourist Co., Ltd.	57,000	59,360
#Kinugawa Rubber Industrial Co., Ltd.	198,000	872,205
#Kisoji Co., Ltd.	86,400	1,774,582
Koekisha Co., Ltd.	13,600	224,204
Kohnan Shoji Co., Ltd.	91,600	1,168,032
#Kojima Co., Ltd.	104,000	884,974
Komatsu Seiren Co., Ltd.	145,000	601,154
Komeri Co., Ltd.	59,600	1,515,927
Konaka Co., Ltd.	104,960	424,896
Kourakuen Corp.	2,700	35,601
#K’s Holdings Corp.	156,927	4,167,060
KU Holdings Co., Ltd.	68,200	289,118
Kura Corp.	54,800	968,682
Kurabo Industries, Ltd.	856,000	1,540,361
Kuraudia Co., Ltd.	4,800	65,939
Kuroganeya Co., Ltd.	14,000	52,287
Kyoritsu Maintenance Co., Ltd.	46,460	763,871
#Kyoto Kimono Yuzen Co., Ltd.	55,700	515,611
Kyowa Leather Cloth Co., Ltd.	73,500	311,492
#*Laox Co., Ltd.	706,000	843,422
#*Look, Inc.	248,000	390,674
*Magara Construction Co., Ltd.	135,000	—
#*Mamiya-Op Co., Ltd.	285,000	271,304
Marche Corp.	23,000	174,782
Mars Engineering Corp.	42,200	835,077
Maruei Department Store Co., Ltd.	142,000	218,545
Maruzen Co., Ltd.	46,000	264,231
#*Matsuya Co., Ltd.	152,000	1,616,546
#Matsuya Foods Co., Ltd.	52,500	754,158
Megane TOP Co., Ltd.	3,000	25,178
*Meiwa Industry Co., Ltd.	38,000	68,147
*Mikuni Corp.	108,000	205,856
#*Misawa Homes Co., Ltd.	77,000	373,986
Misawa Resort Co., Ltd.	187,000	342,502
#*Mitsuba Corp.	143,690	889,797
Mitsui Home Co., Ltd.	146,000	887,399
#Mizuno Corp.	414,000	1,843,969
MOS Food Services, Inc.	109,500	1,775,599
MR Max Corp.	123,800	584,883
Musashi Seimitsu Industry Co., Ltd.	43,500	1,078,221
*Naigai Co., Ltd.	2,705,000	1,576,536
Nexyz Corp.	1,926	72,607
Nice Holdings, Inc.	327,000	707,972

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Nichimo Corp.	667,000	$—
Nidec Copal Corp.	95,100	1,581,846
#Nidec Tosok Corp.	61,000	1,161,308
#Nifco, Inc.	162,700	3,638,360
Nihon Tokushu Toryo Co., Ltd.	56,000	229,507
Nippon Felt Co., Ltd.	67,200	303,052
*Nippon Piston Ring Co., Ltd.	293,000	376,245
Nippon Seiki Co., Ltd.	148,400	1,632,113
#Nishimatsuya Chain Co., Ltd.	222,800	2,509,033
Nissan Shatai Co., Ltd.	344,023	2,579,152
#Nissen Holdings Co., Ltd.	185,600	759,729
Nissin Kogyo Co., Ltd.	82,900	1,347,843
Nittan Valve Co., Ltd.	82,800	288,600
*Nitto Kako Co., Ltd.	98,000	97,859
Noritsu Koki Co., Ltd.	87,400	694,340
*Omikenshi Co., Ltd.	127,000	87,143
Onward Holdings Co., Ltd.	284,000	2,349,196
Pacific Golf Group International Holdings K.K.	1,165	822,488
Pacific Industrial Co., Ltd.	183,000	1,011,001
Pal Co., Ltd.	2,300	78,215
PanaHome Corp.	383,200	2,569,729
Parco Co., Ltd.	263,300	2,339,566
#Paris Miki Holdings, Inc.	152,500	1,474,419
#*PIA Corp.	28,800	338,637
Piolax, Inc.	44,500	938,076
#*Pioneer Electronic Corp.	532,100	2,012,459
Plenus Co., Ltd.	25,400	344,244
Point, Inc.	3,850	248,827
*Press Kogyo Co., Ltd.	375,000	1,182,317
Resorttrust, Inc.	133,008	1,942,038
#Rhythm Watch Co., Ltd.	443,000	739,039
Right On Co., Ltd.	67,325	541,566
#Riken Corp.	345,000	1,374,126
#Ringer Hut Co., Ltd.	70,500	799,861
Riso Kyoiku Co., Ltd.	1,399	82,004
Roland Corp.	88,300	1,249,257
Round One Corp.	22,500	183,458
#Royal Holdings Co., Ltd.	130,600	1,286,588
Ryohin Keikaku Co., Ltd.	47,500	2,159,604
*Sagami Chain Co., Ltd.	77,000	487,546
#*Sagami Co., Ltd.	225,000	322,137
Sagami Rubber Industries Co., Ltd.	15,000	38,308
#Saizeriya Co., Ltd.	144,000	2,800,260
*Sakai Ovex Co., Ltd.	205,000	233,016
Sanden Corp.	470,000	1,759,364
Sankyo Seiko Co., Ltd.	12,600	36,495
Sanoh Industrial Co., Ltd.	114,900	917,991
#Sanrio Co., Ltd.	193,200	1,999,088
Sanyo Housing Nagoya Co., Ltd.	354	320,312
Sanyo Shokai, Ltd.	424,000	1,520,327
Scroll Corp.	77,300	373,949
Seiko Holdings Corp.	391,407	928,299
Seiren Co., Ltd.	213,200	1,314,503
Senshukai Co., Ltd.	159,600	898,920
*Seven Seas Holdings Co., Ltd.	818,000	356,015
#Shikibo, Ltd.	497,000	763,357
Shimachu Co., Ltd.	105,800	2,200,001
Shinyei Kaisha	96,000	174,205
#Shiroki Corp.	302,000	792,592
Shobunsha Publications, Inc.	342,100	2,472,584
Shochiku Co., Ltd.	385,400	3,301,744

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Showa Corp.	234,900	$1,694,399
#*Silver Seiko, Ltd.	742,000	45,858
SKY Perfect JSAT Holdings, Inc.	1,157	465,085
SNT Corp.	93,800	351,039
#*Soft99 Corp.	71,500	486,944
Sotoh Co., Ltd.	49,700	451,225
SPK Corp.	16,800	241,567
#St Marc Holdings Co., Ltd.	36,000	1,385,732
Studio Alice Co., Ltd.	6,100	55,787
*Suminoe Textile Co., Ltd.	260,000	640,471
#Sumitomo Forestry Co., Ltd.	243,666	2,054,604
*Suzutan Co., Ltd.	26,200	59,252
*SxL Corp.	493,000	332,860
T RAD Co., Ltd.	253,000	751,971
Tac Co., Ltd.	3,900	15,665
Tachikawa Corp.	50,800	234,668
Tachi-S Co., Ltd.	109,540	1,293,890
Taiho Kogyo Co., Ltd.	95,200	1,006,759
Takamatsu Construction Group Co., Ltd.	86,400	1,046,014
Taka-Q Co., Ltd.	51,500	92,395
*Take & Give Needs Co., Ltd.	1,380	137,763
*Takihyo Co., Ltd.	2,000	10,203
Tamron Co., Ltd.	13,100	218,269
*TASAKI & CO., Ltd.	626,000	718,092
Taya Co., Ltd.	5,000	36,353
TBK Co., Ltd.	72,000	244,978
*TDF Corp.	11,000	21,374
#Teikoku Piston Ring Co., Ltd.	99,400	785,056
Teikoku Sen-I Co., Ltd.	78,000	408,379
Telepark Corp.	386	633,151
*Ten Allied Co., Ltd.	50,000	163,943
Tigers Polymer Corp.	59,000	212,110
*Toabo Corp.	130,000	116,425
Toei Co., Ltd.	295,000	1,536,751
*Tokai Kanko Co., Ltd.	505,999	197,452
Tokai Rubber Industries, Ltd.	106,300	1,305,167
*Tokai Senko K.K.	247,000	273,699
#Token Corp.	7,710	225,933
Tokyo Dome Corp.	638,200	1,823,714
Tokyo Individualized Educational Institute, Inc.	3,200	6,645
Tokyo Kaikan Co., Ltd.	12,000	44,846
Tokyo Soir Co., Ltd.	49,000	110,103
Tokyo Style Co., Ltd.	266,700	2,210,174
Tokyotokeiba Co., Ltd.	790,000	1,156,826
Tokyu Recreation Co., Ltd.	77,000	445,842
#Tomy Co., Ltd.	289,493	2,240,200
#*Tonichi Carlife Group, Inc.	251,000	320,563
Topre Corp.	178,600	1,463,458
Toridoll.corp.	61	121,519
*Totenko Co., Ltd.	57,000	99,418
Touei Housing Corp.	73,840	800,884
Tow Co., Ltd.	4,800	27,958
Toyo Tire & Rubber Co., Ltd.	711,000	1,604,611
Toyobo Co., Ltd.	1,905,000	3,183,717
#TS Tech Co., Ltd.	95,600	2,006,083
*Tsukamoto Co., Ltd.	52,000	48,946
Tsutsumi Jewelry Co., Ltd.	47,500	1,110,851
TV Tokyo Corp.	3,700	80,217
#Unipres Corp.	60,500	888,970
#United Arrows, Ltd.	7,100	85,518
*Unitika, Ltd.	1,629,000	1,382,947

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
U-Shin, Ltd.	94,500	$915,438
Watabe Wedding Corp.	29,500	381,372
#Watami Food Service Co., Ltd.	103,100	1,839,680
Xebio Co., Ltd.	63,700	1,358,162
Yamatane Corp.	54,000	87,980
Yamato International, Inc.	43,000	170,602
Yellow Hat, Ltd.	73,700	510,005
Yokohama Reito Co., Ltd.	175,000	1,254,410
#Yomiuri Land Co., Ltd.	229,000	778,279
Yonex Co., Ltd.	40,000	283,690
#Yorozu Corp.	73,500	1,145,696
#Yoshinoya Holdings Co., Ltd.	2,158	2,257,215
#Zenrin Co., Ltd.	124,700	1,657,413
#Zensho Co., Ltd.	307,500	2,326,087

Total Consumer Discretionary		268,663,237

Consumer Staples — (8.3%)
#*Aderans Holdings Co., Ltd.	142,450	1,751,056
*Aeon Hokkaido Corp.	400,200	1,204,343
Ahjikan Co., Ltd.	10,500	81,694
Arcs Co., Ltd.	5,200	69,776
#Ariake Japan Co., Ltd.	100,800	1,506,126
Cawachi, Ltd.	79,300	1,621,669
#Chubu Shiryo Co., Ltd.	89,000	798,106
Chuo Gyorui Co., Ltd.	93,000	182,076
Circle K Sunkus Co., Ltd.	54,500	770,225
Coca-Cola Central Japan Co., Ltd.	107,700	1,389,220
cocokara fine HOLDINGS, Inc.	36,060	716,814
*Cosmos Pharmaceutical Corp.	3,400	71,719
CVS Bay Area, Inc.	51,000	72,449
*Daikokutenbussan Co., Ltd.	600	17,532
*Dr Ci:Labo Co., Ltd.	150	388,629
Dydo Drinco, Inc.	47,800	1,773,490
Echo Trading Co., Ltd.	11,000	120,085
Ensuiko Sugar Refining Co., Ltd.	103,000	191,283
#Fancl Corp.	157,300	2,793,663
#*First Baking Co., Ltd.	183,000	269,207
Fuji Oil Co., Ltd.	163,200	2,267,142
Fujicco Co., Ltd.	117,600	1,333,505
#*Fujiya Co., Ltd.	474,000	1,007,546
Hagoromo Foods Corp.	40,000	453,042
Harashin Narus Holdings Co., Ltd.	61,500	698,058
#*Hayashikane Sangyo Co., Ltd.	299,000	376,854
Heiwado Co., Ltd.	146,600	1,872,424
Hohsui Corp.	120,000	168,155
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	434,040
Hokuto Corp.	103,200	2,201,424
Inageya Co., Ltd.	175,000	1,789,595
#ITO EN, Ltd.	36,500	566,297
Itochu-Shokuhin Co., Ltd.	26,500	839,019
#Itoham Foods, Inc.	658,800	2,397,601
Izumiya Co., Ltd.	292,000	1,534,403
J-Oil Mills, Inc.	457,000	1,507,896
#Kameda Seika Co., Ltd.	70,000	1,251,309
Kasumi Co., Ltd.	196,800	1,008,801
Kato Sangyo Co., Ltd.	107,000	1,664,941
#Key Coffee, Inc.	75,800	1,262,257
Kirindo Co., Ltd.	28,300	127,189
#Kose Corp.	27,800	647,297
Kyodo Shiryo Co., Ltd.	330,000	423,495
Kyokuyo Co., Ltd.	370,000	740,900

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Life Corp.	183,400	$3,020,989
Lion Corp.	3,000	14,955
#Mandom Corp.	81,600	2,164,432
Marudai Food Co., Ltd.	443,000	1,225,317
#Maruetsu, Inc. (The)	381,000	1,589,359
Maruha Nichiro Holdings, Inc.	1,589,069	2,235,024
*Maruya Co., Ltd.	14,000	16,394
Matsumotokiyoshi Holdings Co., Ltd.	14,600	327,443
*Maxvalu Tohok Co., Ltd.	18,200	117,889
Maxvalu Tokai Co., Ltd.	59,400	656,190
#Megmilk Snow Brand Co., Ltd.	178,800	3,011,113
#Meito Sangyo Co., Ltd.	55,600	758,770
Mercian Corp.	359,000	738,475
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,320,682
#Milbon Co., Ltd.	42,740	990,404
Ministop Co., Ltd.	70,000	1,011,401
#Mitsui Sugar Co., Ltd.	441,850	1,491,897
Miyoshi Oil & Fat Co., Ltd.	261,000	418,275
Morinaga & Co., Ltd.	886,000	1,948,747
Morinaga Milk Industry Co., Ltd.	852,000	3,442,130
Morishita Jinton Co., Ltd.	47,800	133,789
Morozoff, Ltd.	108,000	343,498
Nagatanien Co., Ltd.	111,000	1,021,679
#Nakamuraya Co., Ltd.	203,000	987,192
#Nichimo Co., Ltd.	112,000	192,408
Nichirei Corp.	342,000	1,355,723
#Nihon Chouzai Co., Ltd.	22,380	663,280
Niitaka Co., Ltd.	7,260	78,005
#Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,234,739
Nippon Flour Mills Co., Ltd.	571,000	2,706,512
#*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	361,942
#Nippon Suisan Kaisha, Ltd.	589,400	1,705,513
Nisshin Oillio Group, Ltd. (The)	534,000	2,814,121
Nissin Sugar Manufacturing Co., Ltd.	149,000	316,907
Nitto Flour Milling Co., Ltd.	64,000	231,083
#Oenon Holdings, Inc.	247,000	543,012
Oie Sangyo Co., Ltd.	20,900	186,591
Okuwa Co., Ltd.	111,000	1,243,324
Olympic Corp.	65,000	445,396
Oriental Yeast Co., Ltd.	101,000	502,488
Pietro Co., Ltd.	10,300	91,214
#Pigeon Corp.	67,800	2,537,959
Poplar Co., Ltd.	25,760	154,937
Prima Meat Packers, Ltd.	671,000	755,626
#Riken Vitamin Co., Ltd.	79,200	2,133,309
#Rock Field Co., Ltd.	47,800	677,759
Ryoshoku, Ltd.	99,500	2,363,777
S Foods, Inc.	70,000	591,579
#Sakata Seed Corp.	157,400	2,188,087
San-A Co., Ltd.	1,300	53,192
Shoei Foods Corp.	44,000	236,439
Showa Sangyo Co., Ltd.	502,000	1,546,742
Sogo Medical Co., Ltd.	23,000	687,705
Sonton Food Industry Co., Ltd.	43,000	331,663
Starzen Co., Ltd.	279,000	721,707
Sugi Holdings Co., Ltd.	3,400	76,492
Takara Holdings, Inc.	188,000	989,498
Three F Co., Ltd.	17,700	108,711
Tobu Store Co., Ltd.	215,000	612,916
TOHO Co., Ltd.	158,000	569,329
Tohto Suisan Co., Ltd.	120,000	224,904

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Torigoe Co., Ltd. (The)	84,500	$674,606
#Toyo Sugar Refining Co., Ltd.	157,000	209,883
Tsukiji Uoichiba Co., Ltd.	57,000	80,705
Tsuruha Holdings, Inc.	45,200	1,627,695
*Unicafe, Inc.	14,260	76,654
#Unicharm Petcare Corp.	70,300	2,341,546
#Unimat Offisco Corp.	85,100	1,210,546
UNY Co., Ltd.	73,200	664,007
Uoriki Co., Ltd.	400	4,574
Valor Co., Ltd.	167,200	1,355,517
Warabeya Nichiyo Co., Ltd.	51,360	613,515
Yaizu Suisankagaku Industry Co., Ltd.	41,000	515,732
Yaoko Co., Ltd.	39,500	1,138,119
Yomeishu Seizo Co., Ltd.	100,000	951,861
Yonekyu Corp.	96,000	905,211
Yuasa Funashoku Co., Ltd.	112,000	245,507
#Yukiguni Maitake Co., Ltd.	104,256	582,076
Yutaka Foods Corp.	6,000	89,880

Total Consumer Staples		116,870,619

Energy — (1.1%)
#AOC Holdings, Inc.	139,600	905,174
BP Castrol K.K.	69,800	266,959
*Fuji Kosan Co., Ltd.	264,000	266,294
Itochu Enex Co., Ltd.	292,800	1,449,387
Japan Oil Transportation Co., Ltd.	79,000	174,527
Kanto Natural Gas Development Co., Ltd.	148,000	802,724
Kyoei Tanker Co., Ltd.	115,000	276,617
Mitsuuroko Co., Ltd.	169,100	1,201,722
#Modec, Inc.	73,800	1,349,583
#Nippon Gas Co., Ltd.	148,900	2,069,555
Nippon Seiro Co., Ltd.	64,000	196,717
#Sala Corp.	129,500	762,663
San-Ai Oil Co., Ltd.	259,000	1,189,262
#Shinko Plantech Co., Ltd.	154,800	1,433,992
Sinanen Co., Ltd.	240,000	1,053,718
*Toa Oil Co., Ltd.	360,000	401,010
Toyo Kanetsu K.K.	466,000	995,898

Total Energy		14,795,802

Financials — (9.2%)
Aichi Bank, Ltd. (The)	34,100	2,371,899
Airport Facilities Co., Ltd.	120,570	612,899
Akita Bank, Ltd. (The)	666,400	2,545,873
#Aomori Bank, Ltd. (The)	611,000	1,445,890
#*Arealink Co., Ltd.	3,000	160,929
#Awa Bank, Ltd. (The)	182,000	1,010,587
#Bank of Iwate, Ltd. (The)	57,400	3,144,724
Bank of Nagoya, Ltd. (The)	376,297	1,421,791
Bank of Okinawa, Ltd. (The)	74,500	3,066,753
Bank of Saga, Ltd. (The)	584,000	1,654,146
Bank of the Ryukyus, Ltd.	121,780	1,324,099
#*Cedyna Financial Corp.	502,350	852,722
Century Tokyo Leasing Corp.	279,790	3,685,649
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,192,808
Chukyo Bank, Ltd. (The)	682,000	1,856,514
Daibiru Corp.	73,600	700,821
Daiko Clearing Services Corp.	49,700	216,038
*Daikyo, Inc.	614,000	1,414,059
Daisan Bank, Ltd. (The)	621,000	1,700,639
Daishi Bank, Ltd. (The)	567,000	1,914,305

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Daito Bank, Ltd. (The)	485,000	$379,403
Ehime Bank, Ltd. (The)	593,000	1,682,880
Eighteenth Bank, Ltd. (The)	614,000	1,723,594
FIDEA Holdings Co., Ltd.	28,600	47,071
*Fuji Fire & Marine Insurance Co., Ltd.	526,000	819,880
Fukui Bank, Ltd. (The)	841,000	2,610,648
Fukushima Bank, Ltd.	836,000	523,797
Fuyo General Lease Co., Ltd.	78,700	2,275,158
#Goldcrest Co., Ltd.	55,870	1,528,124
Heiwa Real Estate Co., Ltd.	209,000	657,703
Higashi-Nippon Bank, Ltd.	626,000	1,152,880
Higo Bank, Ltd. (The)	221,000	1,200,892
Hokkoku Bank, Ltd. (The)	701,000	2,487,842
Hokuetsu Bank, Ltd. (The)	875,000	1,417,708
Hyakugo Bank, Ltd. (The)	521,609	2,346,190
Hyakujishi Bank, Ltd. (The)	462,000	1,888,730
IBJ Leasing Co., Ltd.	83,600	1,722,693
Ichiyoshi Securities Co., Ltd.	156,000	1,124,180
Iida Home Max	40,400	401,526
Juroku Bank, Ltd.	370,000	1,397,190
#kabu.com Securities Co., Ltd.	236,200	1,221,070
Kagoshima Bank, Ltd. (The)	10,000	65,800
Keihanshin Real Estate Co., Ltd.	2,900	14,374
Keiyo Bank, Ltd. (The)	93,000	432,485
#*Kenedix, Inc.	1,594	553,547
Kirayaka Bank, Ltd.	98,000	91,535
Kita-Nippon Bank, Ltd. (The)	29,706	781,086
Kiyo Holdings, Inc.	2,135,900	2,788,784
#Kobayashi Yoko Co., Ltd.	268,200	830,239
Kosei Securities Co., Ltd.	295,000	325,319
Kyokuto Securities Co., Ltd.	31,100	264,212
Leopalace21 Corp.	391,985	2,436,938
Marusan Securities Co., Ltd.	256,000	1,553,823
Michinoku Bank, Ltd. (The)	524,000	1,031,178
Minato Bank, Ltd. (The)	1,010,000	1,306,397
Mito Securities Co., Ltd.	254,000	619,066
Miyazaki Bank, Ltd. (The)	494,000	1,458,290
#*Mizuho Investors Securities Co., Ltd.	1,172,000	1,212,987
#Monex Group, Inc.	3,706	1,780,247
Musashino Bank, Ltd.	82,300	2,441,479
Nagano Bank, Ltd. (The)	314,000	616,170
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	303,015
#Nisshin Fudosan Co., Ltd.	99,000	717,291
Ogaki Kyoritsu Bank, Ltd. (The)	706,000	2,311,358
Oita Bank, Ltd. (The)	491,900	1,727,680
Okasan Securities Group, Inc.	594,000	2,690,185
Ricoh Leasing Co., Ltd.	75,300	1,910,459
#RISA Partners, Inc.	491	309,927
San-in Godo Bank, Ltd. (The)	81,000	620,690
Sankei Building Co., Ltd.	172,600	1,242,820
Sapporo Hokuyo Holdings, Inc.	475,600	2,189,026
#Shikoku Bank, Ltd.	742,000	2,293,680
#Shimizu Bank, Ltd.	32,100	1,193,698
#Sumitomo Real Estate Sales Co., Ltd.	33,200	1,629,062
*Sun Frontier Fudousan Co., Ltd.	208	35,452
Takagi Securities Co., Ltd.	206,000	391,254
TOC Co., Ltd.	417,650	1,929,285
Tochigi Bank, Ltd.	386,000	1,616,845
Toho Bank, Ltd.	759,200	2,385,996
Toho Real Estate Co., Ltd.	146,600	940,411

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Tohoku Bank, Ltd.	389,000	$578,397
Tokai Tokyo Financial Holdings, Inc.	898,000	3,474,027
Tokyo Rakutenchi Co., Ltd.	222,000	856,928
*Tokyo Tatemono Co., Ltd.	689,000	3,177,317
*Tokyo Tatemono Real Estate Sales Co., Ltd.	700	2,427
Tokyo Theatres Co., Inc.	299,000	487,845
Tokyo Tomin Bank, Ltd.	110,100	1,336,120
#Tokyu Livable, Inc.	100,400	1,054,776
Tomato Bank, Ltd.	397,000	790,679
*TOMONY Holdings, Inc.	536,550	1,844,953
Tottori Bank, Ltd.	328,000	881,688
*Towa Bank, Ltd.	876,000	686,798
Toyo Securities Co., Ltd.	307,000	596,985
*Tsukuba Bank, Ltd.	188,800	580,342
Yachiyo Bank, Ltd. (The)	1,400	30,188
#Yamagata Bank, Ltd.	584,500	2,532,549
Yamanashi Chuo Bank, Ltd.	393,000	1,727,967

Total Financials		128,584,380

Health Care — (3.3%)
Aloka Co., Ltd.	83,300	809,247
As One Corp.	68,868	1,204,326
ASKA Pharmaceutical Co., Ltd.	101,000	682,196
BML, Inc.	10,200	247,410
CMIC Co., Ltd.	90	25,510
Create Medic Co., Ltd.	28,000	272,107
#Eiken Chemical Co., Ltd.	78,900	758,728
EPS Co., Ltd.	90	219,503
FALCO SD HOLDINGS Co., Ltd.	34,300	349,377
#Fuso Pharmaceutical Industries, Ltd.	320,000	994,495
Hitachi Medical Corp.	81,000	723,659
Hogy Medical Co., Ltd.	49,000	2,456,314
Iwaki & Co., Ltd.	55,000	149,314
*J Bridge Corp.	722,600	131,342
Japan Medical Dynamic Marketing, Inc.	44,900	133,781
#Jeol, Ltd.	268,000	967,674
JMS Co., Ltd.	126,000	520,767
Kaken Pharmaceutical Co., Ltd.	348,000	2,822,402
Kawamoto Corp.	4,000	19,353
Kawanishi Holdings, Ltd.	7,400	55,793
Kawasumi Laboratories, Inc.	45,000	334,173
Kissei Pharmaceutical Co., Ltd.	39,400	856,124
Kyorin Co., Ltd.	177,000	2,545,395
#M3, Inc.	240	868,516
Mochida Pharmaceutical Co., Ltd.	64,000	609,681
*Nagaileben Co., Ltd.	3,500	79,397
#Nichii Gakkan Co.	220,800	2,160,816
Nihon Kohden Corp.	151,200	2,894,218
#Nikkiso Co., Ltd.	237,000	1,856,961
#Nippon Chemiphar Co., Ltd.	131,000	400,607
Nippon Shinyaku Co., Ltd.	231,000	2,659,007
#Nipro Corp.	180,100	3,408,080
Nissui Pharmaceutical Co., Ltd.	66,100	481,116
Paramount Bed Co., Ltd.	82,100	1,548,031
Rion Co., Ltd.	5,000	26,667
#Rohto Pharmaceutical Co., Ltd.	47,000	514,127
#Sawai Pharmaceutical Co., Ltd.	25,100	1,917,099
Seikagaku Corp.	173,000	1,742,186
Shin Nippon Biomedical Laboratories, Ltd.	1,600	10,747
SHIP HEALTHCARE HOLDINGS, Inc.	940	641,070
Toho Holdings Co., Ltd.	30,600	491,242

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
Torii Pharmaceutical Co., Ltd.	62,700	$1,085,947
Towa Pharmaceutical Co., Ltd.	44,000	2,547,718
VITAL KSK HOLDINGS, Inc.	142,400	849,166
#Wakamoto Pharmaceutical Co., Ltd.	100,000	340,026
#ZERIA Pharmaceutical Co., Ltd.	117,000	1,161,494

Total Health Care		45,572,909

Industrials — (24.5%)
*A&A Material Corp.	235,000	201,387
Advan Co., Ltd.	99,400	704,545
#*Advanex, Inc.	73,000	65,859
#Aeon Delight Co., Ltd.	86,000	1,661,329
Aica Kogyo Co., Ltd.	236,500	2,465,524
#Aichi Corp.	134,900	655,226
*Aida Engineering, Ltd.	265,700	1,111,000
#Airtech Japan, Ltd.	20,000	113,129
Alps Logistics Co., Ltd.	52,500	558,908
#Altech Co., Ltd.	23,000	80,822
Altech Corp.	37,150	297,816
#Amano Corp.	269,000	2,611,090
Ando Corp.	257,000	386,164
Anest Iwata Corp.	149,000	519,477
*AOMI Construction Co., Ltd.	211,000	—
Asahi Diamond Industrial Co., Ltd.	231,000	2,400,534
Asahi Holdings, Inc.	112,650	1,911,497
Asahi Kogyosha Co., Ltd.	99,000	396,748
*Asanuma Corp.	977,000	788,886
Asia Air Survey Co., Ltd.	32,000	78,939
Asunaro Aoki Construction Co., Ltd.	166,500	732,138
Ataka Construction & Engineering Co., Ltd.	60,000	185,378
Bando Chemical Industries, Ltd.	332,000	1,054,502
Benefit One, Inc.	3	2,340
#Bidec Servo Corp.	78,000	451,872
Biken Techno Corp.	14,100	61,190
Bunka Shutter Co., Ltd.	239,000	685,816
Central Glass Co., Ltd.	601,000	2,891,587
Central Security Patrols Co., Ltd.	44,700	417,550
Chudenko Corp.	130,500	1,620,384
Chugai Ro Co., Ltd.	327,000	944,041
#CKD Corp.	229,700	1,943,008
Commuture Corp.	137,202	862,390
Comsys Holdings Corp.	101,600	952,202
Cosel Co., Ltd.	111,600	1,562,204
CTI Engineering Co., Ltd.	44,000	230,195
Dai-Dan Co., Ltd.	156,000	858,424
Daido Kogyo Co., Ltd.	145,000	252,838
Daifuku Co., Ltd.	203,000	1,525,940
Daihen Corp.	431,000	1,899,723
Daiho Corp.	910,000	1,008,576
#*Daiichi Chuo Kisen Kaisha	290,000	940,601
#Daiichi Jitsugyo Co., Ltd.	186,000	534,464
Daimei Telecom Engineering Corp.	140,000	1,137,173
#Daiseki Co., Ltd.	144,563	3,185,575
*Daisue Construction Co., Ltd.	271,500	134,611
Daiwa Industries, Ltd.	169,000	867,383
Daiwa Odakyu Construction Co., Ltd.	63,500	199,551
*Danto Holdings Corp.	475,000	602,405
Denyo Co., Ltd.	90,600	703,293
*Dijet Industrial Co., Ltd.	80,000	121,001
DMW Corp.	4,800	88,476
#*Dream Incubator, Inc.	168	139,661

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Duskin Co., Ltd.	157,800	$2,747,612
#*Enshu, Ltd.	142,000	181,948
Freesia Macross Corp.	1,355,000	288,825
#*Fuji Electric Holdings Co., Ltd.	1,214,000	3,646,711
*Fujisash Co., Ltd.	49,300	25,074
Fujitec Co., Ltd.	304,000	1,765,124
Fukuda Corp.	657,000	1,226,154
Fukusima Industries Corp.	29,700	254,762
Fukuyama Transporting Co., Ltd.	418,400	2,184,612
Funai Consulting Co., Ltd.	99,300	580,101
*Furukawa Co., Ltd.	1,325,000	1,633,712
#Furusato Industries, Ltd.	50,600	327,528
Futaba Corp.	149,000	3,028,498
#Gecoss Corp.	113,600	467,762
*Hamai Co., Ltd.	92,000	149,794
Hanwa Co., Ltd.	697,000	2,973,897
*Hazama Corp.	285,800	279,137
Hibiya Engineering, Ltd.	120,300	1,172,603
Hitachi Cable, Ltd.	396,000	1,126,669
Hitachi Metals Techno, Ltd.	57,500	258,465
Hitachi Tool Engineering, Ltd.	94,000	1,159,596
Hitachi Transport System, Ltd.	27,400	396,337
#Hitachi Zosen Corp.	1,640,000	2,323,421
Hokuetsu Industries Co., Ltd.	85,000	158,332
Hokuriku Electrical Construction Co., Ltd.	56,000	159,170
Hosokawa Micron Corp.	133,000	564,508
*Howa Machinery, Ltd.	379,000	361,302
Ichiken Co., Ltd.	87,000	124,502
ICHINEN HOLDINGS Co., Ltd.	71,100	319,334
#Idec Corp.	130,900	1,256,968
IHI Transport Machinery Co., Ltd.	73,000	317,446
#Iino Kaiun Kaisha, Ltd.	337,400	2,160,632
Inaba Denki Sangyo Co., Ltd.	82,100	2,027,875
Inaba Seisakusho Co., Ltd.	60,800	617,017
Inabata & Co., Ltd.	202,000	1,013,863
#Inui Steamship Co., Ltd.	80,800	591,895
#*Iseki & Co., Ltd.	759,000	2,394,014
#Ishii Iron Works Co., Ltd.	110,000	212,218
#*Ishikawa Seisakusho, Ltd.	101,000	108,313
Ishikawajima Construction Materials Co., Ltd.	208,000	215,138
Itoki Corp.	174,200	531,464
#Iwatani International Corp.	847,000	2,448,514
#Jalux, Inc.	43,300	312,649
Jamco Corp.	82,000	449,580
Japan Airport Terminal Co., Ltd.	72,000	1,144,608
#*Japan Bridge Corp.	25,900	66,273
Japan Foundation Engineering Co., Ltd.	95,600	220,865
Japan Kenzai Co., Ltd.	93,440	346,247
Japan Pulp & Paper Co., Ltd.	462,000	1,634,472
Japan Steel Tower Co., Ltd.	44,000	149,352
Japan Transcity Corp.	231,000	762,734
JFE Shoji Holdings, Inc.	294,000	1,515,276
JS Group Corp.	149,150	2,925,118
K.R.S. Corp.	38,200	356,906
Kamei Corp.	118,000	570,800
Kanaden Corp.	118,000	638,159
Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,012,258
Kanamoto Co., Ltd.	112,000	547,980
Kandenko Co., Ltd.	52,000	339,325
*Kanematsu Corp.	1,442,625	1,312,765
#*Kanematsu-NNK Corp.	113,000	194,576

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Katakura Industries Co., Ltd.	110,400	$1,075,350
Kato Works Co., Ltd.	197,000	457,482
#KAWADA TECHNOLOGIES, Inc.	104,500	1,746,843
Kawagishi Bridge Works Co., Ltd.	38,000	117,034
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	328,758
Keihin Co., Ltd. (The)	199,000	241,572
#Kimura Chemical Plants Co., Ltd.	59,400	542,287
#Kinki Sharyo Co., Ltd.	177,000	1,170,012
Kintetsu World Express, Inc.	91,800	2,190,021
#*Kitagawa Iron Works Co., Ltd.	335,000	595,733
Kitano Construction Corp.	252,000	558,425
Kitazawa Sangyo Co., Ltd.	54,500	113,862
Kitz Corp.	398,000	2,268,726
Kodensha Co., Ltd. (The)	25,000	52,305
Koike Sanso Kogyo Co., Ltd.	152,000	452,569
*Koito Industries, Ltd.	102,000	206,633
Kokuyo Co., Ltd.	175,925	1,641,720
Komai Tekko, Inc.	109,000	250,457
Komatsu Wall Industry Co., Ltd.	32,900	355,885
Komori Corp.	135,200	1,787,410
Kondotec, Inc.	40,500	292,122
*Kosaido Co., Ltd.	364,000	742,743
#*Kumagai Gumi Co., Ltd.	583,800	499,611
Kuroda Electric Co., Ltd.	109,900	1,659,985
Kyodo Printing Co., Ltd.	303,000	883,125
Kyoei Sangyo Co., Ltd.	97,000	228,823
Kyokuto Boeki Kaisha, Ltd.	58,000	100,535
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	558,692
Kyosan Electric Manufacturing Co., Ltd.	213,000	1,074,321
Kyowa Exeo Corp.	306,000	2,523,403
Kyudenko Corp.	199,000	1,156,645
#*Lonseal Corp.	116,000	145,355
Maeda Corp.	587,000	1,962,197
Maeda Road Construction Co., Ltd.	277,000	2,374,322
*Maezawa Industries, Inc.	35,700	80,392
Maezawa Kasei Industries Co., Ltd.	50,700	487,984
Maezawa Kyuso Industries Co., Ltd.	50,400	669,344
*Makino Milling Machine Co., Ltd.	322,000	2,231,767
Marubeni Construction Material Lease Co., Ltd.	75,000	97,703
Maruka Machinery Co., Ltd.	28,100	212,185
Maruwn Corp.	66,000	162,546
#*Maruyama Manufacturing Co., Inc.	150,000	325,497
Maruzen Showa Unyu Co., Ltd.	316,000	1,151,789
#Matsuda Sangyo Co., Ltd.	77,482	1,380,549
Matsui Construction Co., Ltd.	98,600	360,301
Max Co., Ltd.	181,000	1,961,308
#Meidensha Corp.	734,050	3,356,624
*Meiji Machine Co., Ltd.	133,000	55,019
#Meiji Shipping Co., Ltd.	106,100	538,196
Meisei Industrial Co., Ltd.	29,000	88,486
Meitec Corp.	131,700	2,765,124
Meito Transportation Co., Ltd.	22,000	184,658
*Meiwa Trading Co., Ltd.	140,000	422,510
Mesco, Inc.	30,000	152,875
Misumi Group, Inc.	29,700	591,954
Mitani Corp.	52,600	318,024
Mitsubishi Electric Corp.	8,194	73,029
Mitsubishi Kakoki Kaisha, Ltd.	229,000	612,953
Mitsubishi Pencil Co., Ltd.	112,900	1,664,622
Mitsuboshi Belting, Ltd.	274,000	1,350,996
#Mitsui Matsushima Co., Ltd.	338,000	678,130

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#Mitsui-Soko Co., Ltd.	468,000	$1,904,725
Mitsumura Printing Co., Ltd.	93,000	311,134
#Miura Co., Ltd.	132,100	3,230,098
Miura Printing Corp.	19,000	39,382
*Miyaji Engineering Group, Inc.	1,567,175	1,880,319
#*Miyakoshi Corp.	48,400	307,621
*Mori Denki Mfg. Co., Ltd.	625,000	73,536
#Mori Seiki Co., Ltd.	192,200	2,296,122
Morita Holdings Corp.	156,000	790,837
#Moshi Moshi Hotline, Inc.	104,600	2,152,665
Mystar Engineering Corp.	15,600	53,552
#Nabtesco Corp.	174,000	2,192,808
Nac Co., Ltd.	28,900	271,333
Nachi-Fujikoshi Corp.	588,000	1,765,740
Naikai Zosen Corp.	75,000	248,473
Nakano Corp.	103,000	247,609
Narasaki Sangyo Co., Ltd.	60,000	68,569
NEC Capital Solutions, Ltd.	45,900	631,292
NEC Networks & System Integration Corp.	109,600	1,340,862
New Tachikawa Aircraft Co., Ltd.	9,900	627,745
Nichias Corp.	416,000	1,775,573
Nichiban Co., Ltd.	122,000	412,400
Nichiha Corp.	94,380	955,439
Nichireki Co., Ltd.	96,000	483,896
Nihon M&A Center, Inc.	27	97,578
*Nihon Spindle Manufacturing Co., Ltd.	115,000	209,271
Nikko Co., Ltd.	127,000	338,269
Nippo Corp.	251,000	1,937,281
#Nippon Carbon Co., Ltd.	396,000	1,427,706
Nippon Conveyor Co., Ltd.	168,000	176,600
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,717,789
Nippon Denwa Shisetu Co., Ltd.	203,000	630,730
Nippon Filcon Co., Ltd.	73,100	403,899
Nippon Hume Corp.	91,000	287,556
Nippon Jogesuido Sekkei Co., Ltd.	289	330,758
Nippon Kanzai Co., Ltd.	47,000	755,026
Nippon Koei Co., Ltd.	272,000	830,269
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,938,839
#Nippon Seisen Co., Ltd.	107,000	508,425
#Nippon Sharyo, Ltd.	202,000	1,142,704
Nippon Shindo Co., Ltd.	8,000	13,501
Nippon Signal Co., Ltd.	206,800	1,779,399
Nippon Steel Trading Co., Ltd.	287,000	770,451
#Nippon Thompson Co., Ltd.	255,000	1,729,327
*Nippon Tungsten Co., Ltd.	81,000	139,897
*Nippon Yusoki Co., Ltd.	138,000	320,129
Nishimatsu Construction Co., Ltd.	954,000	1,352,655
Nishishiba Electric Co., Ltd.	101,000	175,694
Nissei Corp.	104,600	818,589
*Nissei Plastic Industrial Co., Ltd.	378,800	1,298,430
Nissin Corp.	336,000	760,691
#Nissin Electric Co., Ltd.	52,000	266,973
Nitchitsu Co., Ltd.	58,000	157,700
Nitta Corp.	101,400	1,596,741
#Nitto Boseki Co., Ltd.	847,000	1,893,989
Nitto Kogyo Corp.	143,400	1,510,600
#Nitto Kohki Co., Ltd.	68,700	1,478,951
Nitto Seiko Co., Ltd.	122,000	461,040
*Nittoc Construction Co., Ltd.	316,000	228,302
*Noda Corp.	169,300	356,356
Nomura Co., Ltd.	205,000	775,501

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Noritake Co., Ltd.	512,000	$1,787,476
Noritz Corp.	83,000	1,260,576
*Oak Capital Corp.	557,354	160,372
Obayashi Road Corp.	106,000	247,120
Oiles Corp.	119,142	1,958,349
*Okamoto Machine Tool Works, Ltd.	163,000	290,667
#Okamura Corp.	273,900	1,644,894
#Okano Valve Manufacturing Co.	58,000	566,000
*Oki Electric Cable Co., Ltd.	90,000	127,589
#*OKK Corp.	255,000	384,727
#*OKUMA Corp.	253,000	1,794,976
Okumura Corp.	724,400	2,463,477
O-M, Ltd.	105,000	406,780
Onoken Co., Ltd.	60,200	544,255
Organo Corp.	172,000	1,317,914
*Oriental Shiraishi Corp.	442,800	4,714
*Original Engineering Consultants Co., Ltd.	61,500	86,325
OSG Corp.	160,000	1,903,517
Oyo Corp.	102,400	855,121
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	267,217
Park24 Co., Ltd.	131,900	1,477,773
Pasona Group, Inc.	15	10,097
Penta-Ocean Construction Co., Ltd.	841,000	1,408,510
Pilot Corp.	732	1,052,983
Pronexus, Inc.	133,200	825,645
#Raito Kogyo Co., Ltd.	193,700	528,937
Rheon Automatic Machinery Co., Ltd.	64,000	169,396
*Ryobi, Ltd.	548,200	1,901,735
*Sailor Pen Co., Ltd.	116,000	96,937
Sakai Heavy Industries, Ltd.	126,000	228,653
*Sakurada Co., Ltd.	57,000	16,912
#*Sanix, Inc.	157,400	311,603
Sanki Engineering Co., Ltd.	248,000	2,009,428
#Sanko Metal Industrial Co., Ltd.	118,000	281,009
*Sankyo-Tateyama Holdings, Inc.	1,102,000	1,628,962
Sankyu, Inc.	445,000	2,024,339
Sanritsu Corp.	16,700	106,563
Sanwa Holdings Corp.	405,000	1,508,820
Sanyo Denki Co., Ltd.	201,000	1,101,382
Sanyo Engineering & Construction, Inc.	48,000	164,623
Sanyo Industries, Ltd.	79,000	117,094
#Sasebo Heavy Industries Co., Ltd.	546,000	1,166,168
Sato Corp.	106,400	1,386,561
Sato Shoji Corp.	65,300	400,911
*Sawafuji Electric Co., Ltd.	45,000	80,659
Secom Joshinetsu Co., Ltd.	33,900	715,162
Secom Techno Service Co., Ltd.	40,500	1,117,067
Seibu Electric Industry Co., Ltd.	67,000	260,989
Seika Corp.	267,000	618,159
*Seikitokyu Kogyo Co., Ltd.	335,000	275,798
Seino Holdings Co., Ltd.	156,000	1,124,897
Sekisui Jushi Co., Ltd.	140,000	1,295,269
#Senko Co., Ltd.	366,000	1,448,027
Senshu Electric Co., Ltd.	37,300	429,831
#Shibusawa Warehouse Co., Ltd.	231,000	895,100
Shibuya Kogyo Co., Ltd.	82,300	673,274
#Shima Seiki Manufacturing Co., Ltd.	63,200	1,643,600
Shin Nippon Air Technologies Co., Ltd.	84,280	586,902
Shin-Keisei Electric Railway Co., Ltd.	174,000	665,577
Shin-Kobe Electric Machinery Co., Ltd.	97,000	930,056
Shinmaywa Industries, Ltd.	403,000	1,756,592

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Shinnihon Corp.	215,900	$627,296
Shinsho Corp.	202,000	454,872
Shinwa Kaiun Kaisha, Ltd.	409,000	1,259,258
Sho-Bond Corp.	98,100	1,894,491
#Shoko Co., Ltd.	316,000	477,783
#Showa Aircraft Industry Co., Ltd.	112,000	892,274
#Sinfonia Technology Co., Ltd.	482,000	1,056,257
Sintokogio, Ltd.	191,800	1,598,579
Soda Nikka Co., Ltd.	67,000	255,655
Sohgo Security Services Co., Ltd.	164,200	1,831,225
#Space Co., Ltd.	73,420	501,310
Subaru Enterprise Co., Ltd.	59,000	170,556
Sugimoto & Co., Ltd.	34,100	332,738
Sumitomo Densetsu Co., Ltd.	104,600	530,155
*Sumitomo Mitsui Construction Co., Ltd.	122,000	114,414
#Sumitomo Precision Products Co., Ltd.	150,000	523,012
Sumitomo Warehouse Co., Ltd.	313,000	1,486,157
*Suzuki Metal Industry Co., Ltd.	71,000	143,795
*SWCC Showa Holdings Co., Ltd.	831,000	905,205
#Tadano, Ltd.	227,579	1,229,177
Taihei Dengyo Kaisha, Ltd.	138,000	1,258,487
Taihei Kogyo Co., Ltd.	244,000	1,015,312
Taiheiyo Kouhatsu, Inc.	95,000	91,567
Taikisha, Ltd.	125,600	2,201,823
#Taisei Corp.	533,900	1,216,393
#Takada Kiko Co., Ltd.	289,000	820,284
Takano Co., Ltd.	52,000	334,475
#Takara Printing Co., Ltd.	38,055	318,630
Takara Standard Co., Ltd.	485,000	3,178,057
#Takasago Thermal Engineering Co., Ltd.	282,000	2,501,239
#*Takashima & Co., Ltd.	137,000	231,958
Takigami Steel Construction Co., Ltd.	50,000	133,747
#*Takisawa Machine Tool Co., Ltd.	191,000	242,885
*Takuma Co., Ltd.	297,000	728,518
*Tanseisha Co., Ltd.	74,000	174,471
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	519,562
TECHNO ASSOCIE Co., Ltd.	58,400	414,722
Techno Ryowa, Ltd.	71,390	332,664
Teikoku Electric Manufacturing Co., Ltd.	31,800	621,120
*Tekken Corp.	521,000	525,463
Teraoka Seisakusho Co., Ltd.	53,600	264,162
Toa Corp.	744,000	901,051
Toa Doro Kogyo Co., Ltd.	155,000	285,158
#*Tobishima Corp.	1,548,500	588,494
Tocalo Co., Ltd.	51,600	1,055,879
Toda Corp.	637,000	2,306,526
Todentu Corp.	121,000	242,700
Toenec Corp.	228,000	1,255,397
Tokai Lease Co., Ltd.	86,000	139,849
#Toko Electric Corp.	88,000	573,393
Tokyo Energy & Systems, Inc.	126,000	882,572
#TOKYO KEIKI, Inc.	265,000	480,178
#*Tokyo Kikai Seisakusho, Ltd.	304,000	375,094
Tokyo Sangyo Co., Ltd.	78,000	229,026
#Tokyu Community Corp.	32,900	834,816
Toli Corp.	207,000	417,524
Tomoe Corp.	115,500	293,138
Tonami Holdings Co., Ltd.	331,000	739,784
Toppan Forms Co., Ltd.	74,300	817,544
*Tori Holdings Co., Ltd.	217,700	90,774
#Torishima Pump Manufacturing Co., Ltd.	80,800	1,667,959

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#Toshiba Machine Co., Ltd.	299,000	$1,297,946
#Toshiba Plant Kensetsu Co., Ltd.	184,450	2,236,393
*Tosho Printing Co., Ltd.	243,000	435,748
Totetsu Kogyo Co., Ltd.	122,000	704,106
*Totoku Electric Co., Ltd.	82,000	95,480
#Toyo Electric Co., Ltd.	149,000	950,025
Toyo Engineering Corp.	580,400	2,120,529
*Toyo Machinery & Metal Co., Ltd.	42,400	129,907
*Toyo Shutter Co., Ltd.	10,400	58,092
Toyo Tanso Co., Ltd.	21,000	1,120,465
Toyo Wharf & Warehouse Co., Ltd.	274,000	471,602
Trinity Industrial Corp.	56,000	240,384
Trusco Nakayama Corp.	96,700	1,598,314
Tsubakimoto Chain Co.	566,700	2,600,055
Tsubakimoto Kogyo Co., Ltd.	97,000	221,614
#Tsugami Corp.	252,000	1,507,073
Tsukishima Kikai Co., Ltd.	121,000	890,779
Tsurumi Manufacturing Co., Ltd.	94,000	645,381
Tsuzuki Denki Co., Ltd.	75,000	263,245
TTK Co., Ltd.	62,000	230,611
Uchida Yoko Co., Ltd.	171,000	548,864
Ueki Corp.	453,000	659,750
Union Tool Co.	57,500	1,719,030
Utoc Corp.	96,400	292,262
*Venture Link Co., Ltd.	405,500	67,405
#*Wakachiku Construction Co., Ltd.	2,022,000	1,511,334
Weathernews, Inc.	26,700	370,527
Yahagi Construction Co., Ltd.	136,000	838,347
YAMABIKO Corp.	28,782	329,612
Yamato Corp.	82,000	284,837
Yamaura Corp.	40,500	89,496
Yamazen Co., Ltd.	294,000	1,272,695
Yasuda Warehouse Co., Ltd. (The)	98,200	611,651
Yokogawa Bridge Holdings Corp.	139,400	1,014,420
Yondenko Corp.	133,800	630,614
*Yuasa Trading Co., Ltd.	779,000	806,868
Yuken Kogyo Co., Ltd.	156,000	366,842
Yurtec Corp.	221,000	1,017,899
Yusen Air & Sea Service Co., Ltd.	23,300	354,497
#Yushin Precision Equipment Co., Ltd.	53,534	895,126

Total Industrials		343,695,531

Information Technology — (10.7%)
#Ai Holdings Corp.	182,600	649,928
Aichi Tokei Denki Co., Ltd.	113,000	359,236
Aiphone Co., Ltd.	70,900	1,208,203
Allied Telesis Holdings K.K	470,700	684,139
Alpha Systems, Inc.	28,600	573,236
*Alps Electric Co., Ltd.	487,500	3,547,413
#*Anritsu Corp.	435,000	2,069,326
AOI Electronic Co., Ltd.	37,400	706,480
*Apic Yamada Corp.	36,000	101,360
Arisawa Manufacturing Co., Ltd.	6,900	54,018
Asahi Net, Inc.	15,000	45,566
CAC Corp.	69,100	560,294
Canon Electronics, Inc.	68,200	1,762,807
Canon Finetech, Inc.	94,570	1,658,759
Capcom Co., Ltd.	153,100	3,088,848
Chino Corp.	158,000	393,093
#*CMK Corp.	70,100	517,175
Computer Engineering & Consulting, Ltd.	61,500	324,483

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Core Corp.	45,700	$359,003
Cresco, Ltd.	23,200	127,239
#*CSK Holdings Corp.	208,400	1,059,680
Cybernet Systems Co., Ltd.	22	8,581
#Cybozu, Inc.	681	287,525
*Daiko Denshi Tsushin, Ltd.	13,000	17,573
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,660,794
Denki Kogyo Co., Ltd.	237,000	1,308,236
DKK TOA Corp.	31,000	83,407
DTS Corp.	84,900	1,025,704
#Dwango Co., Ltd.	230	415,799
#eAccess, Ltd.	4,312	3,440,003
Eizo Nanao Corp.	74,000	1,802,833
*Elna Co., Ltd.	97,000	146,714
Enplas Corp.	1,800	34,380
ESPEC Corp.	79,800	677,259
#*FDK Corp.	425,000	705,816
Fuji Soft, Inc.	101,900	1,790,648
*Fujitsu Component, Ltd.	172	108,858
Fujitsu Frontech, Ltd.	78,600	607,376
Fuso Dentsu Co., Ltd.	16,000	52,054
Future Architect, Inc.	1,208	473,155
GMO Internet, Inc.	42,000	172,557
Hakuto Co., Ltd.	69,100	723,112
Hioki EE Corp.	1,400	28,932
Hitachi Business Solution Co., Ltd.	43,200	311,631
Hitachi Kokusai Electric, Inc.	250,500	2,606,129
Hochiki Corp.	97,000	538,955
#Hokuriku Electric Industry Co., Ltd.	289,000	576,511
Horiba, Ltd.	98,800	2,915,842
#Hosiden Corp.	243,000	3,068,779
Icom, Inc.	47,600	1,312,504
#*Ikegami Tsushinki Co., Ltd.	174,000	162,943
Ines Corp.	154,700	1,311,823
I-Net Corp.	47,800	238,686
Information Services International-Dentsu, Ltd.	76,800	590,518
Internet Initiative Japan, Inc.	62	153,882
#Ishii Hyoki Co., Ltd.	23,700	296,817
IT Holdings Corp.	262,001	3,747,893
#ITC Networks Corp.	16,800	92,162
Itfor, Inc.	800	2,936
*Iwatsu Electric Co., Ltd.	303,000	284,318
Japan Aviation Electronics Industry, Ltd.	241,600	1,807,424
Japan Business Computer Co., Ltd.	73,200	455,160
Japan Cash Machine Co., Ltd.	93,915	862,890
Japan Digital Laboratory Co., Ltd.	105,100	1,279,621
Japan Radio Co., Ltd.	376,000	990,974
Jastec Co., Ltd.	61,400	351,621
JBIS Holdings, Inc.	79,600	259,200
JIEC Co., Ltd.	199	176,225
#Kaga Electronics Co., Ltd.	96,400	1,040,031
#Kakaku.com, Inc.	518	1,950,238
Kanematsu Electronics, Ltd.	83,100	733,689
Kawatetsu Systems, Inc.	174	137,795
Koa Corp.	146,000	1,746,815
#*Kubotek Corp.	370	100,401
Kyoden Co., Ltd.	160,000	308,482
Kyowa Electronic Instruments Co., Ltd.	52,000	168,185
Macnica, Inc.	48,000	1,107,277
*Macromill, Inc.	25	37,087
Marubun Corp.	96,100	707,519

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Maruwa Co., Ltd.	36,500	$771,379
Maspro Denkoh Corp.	61,000	596,357
#Megachips Corp.	82,300	1,207,916
*Meisei Electric Co., Ltd.	359,000	326,866
Melco Holdings, Inc.	20,100	559,844
Mimasu Semiconductor Industry Co., Ltd.	83,081	1,233,353
Miroku Jyoho Service Co., Ltd.	107,000	257,145
*Mitsui High-Tec, Inc.	131,600	1,131,624
Mitsui Knowledge Industry Co., Ltd.	3,688	667,020
*Mutoh Holdings Co., Ltd.	160,000	261,785
*Nagano Japan Radio Co., Ltd.	85,000	129,029
*Nagano Keiki Co., Ltd.	600	4,112
Nakayo Telecommunications, Inc.	542,000	1,193,589
NEC Fielding, Ltd.	91,200	1,229,018
NEC Mobiling, Ltd.	45,100	1,140,648
Net One Systems Co., Ltd.	1,889	2,738,176
*Netmarks, Inc.	523	116,879
#Nichicon Corp.	263,300	3,524,402
Nidec Copal Electronics Corp.	3,400	27,763
#Nidec Sankyo Corp.	191,000	1,683,911
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,452,594
#*Nihon Inter Electronics Corp.	104,700	187,741
#Nihon Unisys, Ltd.	171,500	1,366,597
*Nippon Avionics Co., Ltd.	78,000	141,591
#Nippon Ceramic Co., Ltd.	84,400	1,034,609
*Nippon Chemi-Con Corp.	466,000	1,928,317
Nippon Systemware Co., Ltd.	27,900	114,301
Nohmi Bosai, Ltd.	116,000	725,526
NS Solutions Corp.	57,600	1,300,153
NSD Co., Ltd.	173,800	2,126,805
#Obic Business Consultants Co., Ltd.	15,000	834,249
Okaya Electric Industries Co., Ltd.	73,000	263,695
*Oki Electric Industry Co., Ltd.	2,093,000	2,169,044
ONO Sokki Co., Ltd.	103,000	404,151
*Origin Electric Co., Ltd.	105,000	421,177
#Osaki Electric Co., Ltd.	122,000	1,161,434
Panasonic Electric Works Information Systems Co., Ltd.	5,500	140,837
PCA Corp.	17,500	151,891
#*Pixela Corp.	19,200	71,828
#*Renesas Electronics Corp.	106,700	1,457,739
*Rikei Corp.	15,500	14,800
Riken Keiki Co., Ltd.	77,800	532,863
#Roland DG Corp.	51,500	847,269
Ryoden Trading Co., Ltd.	141,000	817,805
Ryosan Co., Ltd.	122,000	3,252,940
Ryoyo Electro Corp.	108,000	1,100,912
*Sanken Electric Co., Ltd.	300,000	1,185,511
Sanko Co., Ltd.	22,000	76,794
Sanshin Electronics Co., Ltd.	108,100	1,012,518
Satori Electric Co., Ltd.	56,380	516,530
*Saxa Holdings, Inc.	194,000	364,692
*Sekonic Corp.	28,000	40,301
*Shibaura Mechatronics Corp.	148,000	668,890
#*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,001,528
Shinkawa, Ltd.	68,400	1,142,908
Shinko Shoji Co., Ltd.	75,900	811,722
#Shizuki Electric Co., Inc.	103,000	396,764
Siix Corp.	82,100	1,053,075
Simplex Technology, Inc.	281	174,397
#SMK Corp.	265,000	1,343,139
Softbank Technology Corp.	100	898

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#So-net Entertainment Corp.	283	$739,706
SRA Holdings	49,700	475,721
Star Micronics Co., Ltd.	133,000	1,646,674
Sumida Corp.	61,549	839,446
Sumisho Computer Systems Corp.	116,100	1,912,795
SUNX, Ltd.	109,000	531,614
*SysproCatena Corp.	1,117	806,048
Tachibana Eletech Co., Ltd.	62,400	510,542
Tamura Corp.	253,000	840,192
*Teac Corp.	54,000	29,768
Tecmo Koei Holdings Co., Ltd.	145,330	1,166,204
Teikoku Tsushin Kogyo Co., Ltd.	172,000	433,020
TKC, Corp.	86,400	1,520,049
*Toko, Inc.	304,000	574,405
*Tokyo Denpa Co., Ltd.	24,900	186,943
Tokyo Electron Device, Ltd.	352	552,754
#*Tokyo Seimitsu Co., Ltd.	111,700	1,905,546
Tomen Electronics Corp.	50,600	620,096
#Topcon Corp.	154,800	877,597
Tose Co., Ltd.	22,100	155,048
Toshiba TEC Corp.	392,000	1,627,045
Toukei Computer Co., Ltd.	27,710	356,570
#*Towa Corp.	17,600	153,831
Toyo Corp.	110,600	1,237,725
#*Trans Cosmos, Inc.	119,700	1,099,016
Tsuzuki Densan Co., Ltd.	22,500	67,931
#Ulvac, Inc.	107,800	2,537,677
*Uniden Corp.	121,000	396,975
#Wacom Co., Ltd.	1,136	1,770,431
XNET Corp.	21	31,674
#*Yamaichi Electronics Co., Ltd.	99,400	406,034
Yaskawa Information Systems Corp.	40,000	135,964
*Ye Data, Inc.	43,000	71,205
Yokowo Co., Ltd.	69,500	472,674
Zuken, Inc.	95,200	759,355

Total Information Technology		149,914,191

Materials — (11.0%)
Achilles Corp.	670,000	1,001,741
Adeka Corp.	331,700	3,142,920
Agro-Kanesho Co., Ltd.	7,000	66,751
Aichi Steel Corp.	367,000	1,588,919
Arakawa Chemical Industries, Ltd.	67,700	850,477
Araya Industrial Co., Ltd.	204,000	284,020
Aronkasei Co., Ltd.	124,000	539,442
#Asahi Organic Chemicals Industry Co., Ltd.	328,000	802,613
Chuetsu Pulp & Paper Co., Ltd.	395,000	736,847
*Chugai Mining Co., Ltd.	852,400	343,759
Chugoku Marine Paints, Ltd.	233,000	1,744,891
*Chugokukogyo Co., Ltd.	62,000	69,883
Chuo Denki Kogyo Co., Ltd.	90,000	640,296
#*Co-Op Chemical Co., Ltd.	159,000	238,855
#*Dai Nippon Toryo, Ltd.	488,000	546,996
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	604,978
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	356,863
Daiken Corp.	387,000	1,055,370
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,175,233
Daio Paper Corp.	136,500	1,130,182
Daiso Co., Ltd.	347,000	863,547
DC Co., Ltd.	113,900	257,721
DIC Corp.	250,000	535,795

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Dynapac Co., Ltd.	25,000	$71,497
*Earth Chemical Co., Ltd.	5,200	153,237
FP Corp.	61,200	2,817,371
Fuji Seal International, Inc.	21,200	438,098
Fujikura Kasei Co., Ltd.	94,500	495,481
Fumakilla, Ltd.	85,000	412,678
Geostar Corp.	43,000	63,679
Godo Steel, Ltd.	521,000	1,434,442
#Gun Ei Chemical Industry Co., Ltd.	262,000	628,317
Harima Chemicals, Inc.	78,000	444,947
#Hodogaya Chemical Co., Ltd.	265,000	1,006,785
Hokkan Holdings, Ltd.	210,000	597,908
Hokko Chemical Industry Co., Ltd.	90,000	302,688
#Hokuetsu Kishu Paper Co., Ltd.	553,199	2,789,154
Hokushin Co., Ltd.	62,600	89,541
Honshu Chemical Industry Co., Ltd.	35,000	193,227
Ihara Chemical Industry Co., Ltd.	155,000	450,012
ISE Chemicals Corp.	86,000	539,073
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,173,811
Japan Carlit Co., Ltd.	59,800	301,988
JSP Corp.	106,700	1,256,977
#Kanto Denka Kogyo Co., Ltd.	186,000	1,365,222
Katakura Chikkarin Co., Ltd.	43,000	134,103
Kawakin Holdings Co., Ltd.	11,000	32,322
Kawasaki Kasei Chemicals, Ltd.	121,000	159,562
Koatsu Gas Kogyo Co., Ltd.	163,000	916,170
#Kohsoku Corp.	62,800	467,461
Konishi Co., Ltd.	66,900	771,480
#Kumiai Chemical Industry Co., Ltd.	224,000	665,158
Kureha Corp.	571,500	2,815,467
#Kurosaki Harima Corp.	220,000	1,118,168
Kyoei Steel, Ltd.	23,700	439,749
Lintec Corp.	87,400	1,660,209
MEC Co., Ltd.	61,200	385,586
*Mitsubishi Materials Corp.	229,440	687,709
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,381,624
*Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,292,132
Mitsui Mining & Smelting Co., Ltd.	389,000	1,065,971
Mory Industries, Inc.	154,000	555,779
Nakabayashi Co., Ltd.	181,000	388,241
*Nakayama Steel Works, Ltd.	413,000	684,008
Neturen Co., Ltd.	146,300	1,142,168
Nichia Steel Works, Ltd.	175,900	516,481
Nihon Kagaku Sangyo Co., Ltd.	79,000	588,823
#Nihon Nohyaku Co., Ltd.	216,000	1,198,494
Nihon Parkerizing Co., Ltd.	230,000	3,291,888
Nihon Seiko Co., Ltd.	18,000	43,800
Nihon Yamamura Glass Co., Ltd.	360,000	1,172,289
*Nippon Carbide Industries Co., Inc.	201,000	412,508
#Nippon Chemical Industrial Co., Ltd.	281,000	690,513
Nippon Chutetsukan K.K	50,000	82,349
Nippon Chuzo K.K	111,000	135,989
#Nippon Coke & Engineering Co., Ltd.	772,500	1,436,163
#Nippon Concrete Industries Co., Ltd.	157,000	263,076
#Nippon Denko Co., Ltd.	372,000	2,629,183
Nippon Fine Chemical Co., Ltd.	90,600	628,266
Nippon Kasei Chemical Co., Ltd.	355,000	690,187
Nippon Kayaku Co., Ltd.	248,000	2,179,869
#*Nippon Kinzoku Co., Ltd.	222,000	411,048
*Nippon Koshuha Steel Co., Ltd.	366,000	459,879
*Nippon Light Metal Co., Ltd.	1,338,000	1,939,752

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#Nippon Metal Industry Co., Ltd.	556,000	$847,868
#Nippon Paint Co., Ltd.	727,200	4,637,149
Nippon Pigment Co., Ltd.	43,000	128,034
Nippon Pillar Packing Co., Ltd.	83,000	586,887
Nippon Soda Co., Ltd.	525,000	2,352,967
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,728,236
Nippon Valqua Industries, Ltd.	313,000	718,858
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,463,961
Nittetsu Mining Co., Ltd.	275,000	1,224,337
Nitto FC Co., Ltd.	72,000	396,961
#NOF Corp.	673,000	2,624,876
Okabe Co., Ltd.	186,900	713,182
Okamoto Industries, Inc.	390,000	1,580,182
*Okura Industrial Co., Ltd.	211,000	594,264
#Osaka Organic Chemical Industry, Ltd.	66,000	549,828
Osaka Steel Co., Ltd.	73,900	1,168,848
#Osaka Titanium Technologies Co., Ltd.	32,600	1,278,997
#Pacific Metals Co., Ltd.	210,000	1,736,888
#Pack Corp. (The)	66,200	1,106,029
Rengo Co., Ltd.	21,090	121,160
Riken Technos Corp.	197,000	617,695
*S Science Co., Ltd.	3,252,000	103,850
#S.T. Chemical Co., Ltd.	80,400	883,725
Sakai Chemical Industry Co., Ltd.	355,000	1,596,625
Sakata INX Corp.	214,000	966,405
Sanyo Chemical Industries, Ltd.	292,000	1,781,346
#*Sanyo Special Steel Co., Ltd.	466,300	2,047,888
Sekisui Plastics Co., Ltd.	209,000	1,000,479
Shikoku Chemicals Corp.	178,000	1,004,486
Shinagawa Refractories Co., Ltd.	224,000	698,197
Shin-Etsu Polymer Co., Ltd.	217,100	1,635,857
Shinko Wire Co., Ltd.	185,000	318,492
Somar Corp.	43,000	113,360
#Stella Chemifa Corp.	41,800	1,609,729
Sumitomo Bakelite Co., Ltd.	284,000	1,564,859
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,355,163
Sumitomo Osaka Cement Co., Ltd.	844,000	1,620,949
Sumitomo Pipe & Tube Co., Ltd.	108,100	722,031
Sumitomo Seika Chemicals Co., Ltd.	214,000	818,165
#T. Hasegawa Co., Ltd.	116,800	1,715,840
*Taiheiyo Cement Corp.	284,000	401,613
#Taisei Lamick Co., Ltd.	18,500	441,644
Taiyo Ink Manufacturing Co., Ltd.	4,200	122,945
Takasago International Corp.	339,000	1,716,551
Takiron Co., Ltd.	202,000	607,761
Tayca Corp.	151,000	433,156
Tenma Corp.	88,300	1,081,300
#*Titan Kogyo K.K.	59,000	159,719
Toagosei Co., Ltd.	897,000	4,113,370
#Toda Kogyo Corp.	158,000	1,133,115
#Toho Titanium Co., Ltd.	69,400	1,555,104
#Toho Zinc Co., Ltd.	425,000	2,013,208
Tokai Carbon Co., Ltd.	416,000	2,436,753
Tokushu Tokai Holdings Co., Ltd.	501,580	1,340,856
#Tokyo Ohka Kogyo Co., Ltd.	111,900	2,343,869
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,464,257
#*Tomoegawa Paper Co., Ltd.	125,000	281,582
Tomoku Co., Ltd.	294,000	686,119
Topy Industries, Ltd.	748,000	1,774,912
Toyo Ink Manufacturing Co., Ltd.	541,000	2,296,641
Toyo Kohan Co., Ltd.	237,000	1,329,806

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
TYK Corp.	142,000	$323,874
Ube Material Industries, Ltd.	266,000	742,309
Wood One Co., Ltd.	169,000	543,223
Yodogawa Steel Works, Ltd.	562,500	2,481,363
*Yuki Gosei Kogyo Co., Ltd.	64,000	165,387
Yushiro Chemical Industry Co., Ltd.	51,000	646,526
Zeon Corp.	503,000	3,036,885

Total Materials		154,546,357

Telecommunication Services — (0.0%) #*Invoice, Inc	39,279	596,211

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	544,202
Hokuriku Gas Co., Ltd.	99,000	252,507
Okinawa Electric Power Co., Ltd.	38,371	2,160,933
#Saibu Gas Co., Ltd.	1,268,000	3,409,619
Shizuoka Gas Co., Ltd.	247,000	1,422,131
Tokai Corp.	228,000	1,229,744

Total Utilities		9,019,136

TOTAL COMMON STOCKS		1,232,258,373

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/06/10 (Collateralized by $2,020,000 FHLMC 5.00%, 10/15/24, valued at $2,168,975) to be repurchased at $2,134,068	$2,134	2,134,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund	166,288,935	166,288,935
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $940,896)to be repurchased at $928,879	$929	928,865

TOTAL SECURITIES LENDING COLLATERAL		167,217,800

TOTAL INVESTMENTS — (100.0%) (Cost $1,529,579,040)		$1,401,610,173

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.3%)
AUSTRALIA — (45.6%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Adacel Technologies, Ltd.	113,249	68,469
*Adamus Resources, Ltd.	1,074,801	421,366
*ADCorp Australia, Ltd.	212,402	35,076
Adelaide Brighton, Ltd.	1,480,311	3,981,993
#*Aditya Birla Minerals, Ltd.	841,658	821,730
Adtrans Group, Ltd.	38,110	124,085
#*AED Oil, Ltd.	282,000	149,392
Aevum, Ltd.	450,641	504,677
*Agenix, Ltd.	707,478	11,129
*Ainsworth Game Technology, Ltd.	380,243	44,866
#AJ Lucas Group, Ltd.	320,999	769,618
*Alchemia, Ltd.	724,903	361,227
#Alesco Corp., Ltd.	457,971	1,249,580
*Alkane Resources, Ltd.	938,520	305,481
#*Alliance Resources, Ltd.	388,254	150,661
*Allied Medical, Ltd.	11,746	—
*Altium, Ltd.	129,840	31,856
*Amadeus Energy, Ltd.	819,137	162,434
Amalgamated Holdings, Ltd.	460,930	2,513,083
Amcom Telecommunications, Ltd.	1,135,725	349,796
Ammtec, Ltd.	14,261	35,723
#*Andean Resources, Ltd.	1,464,837	4,276,604
Ansell, Ltd.	362,027	4,270,580
*Antares Energy, Ltd.	494,110	378,034
AP Eagers, Ltd.	37,790	436,214
#APA Group, Ltd.	1,222,316	4,075,912
#*Apex Minerals NL	1,895,791	34,881
#APN News & Media, Ltd.	1,347,825	3,024,715
*Aquila Resources, Ltd.	52,344	488,228
#*Arafura Resources, Ltd.	193,843	104,175
ARB Corporation, Ltd.	324,213	1,828,818
Ariadne Australia, Ltd.	267,324	60,036
#*Aristocrat Leisure, Ltd.	528,885	2,075,974
*Arturus Capital, Ltd.	98,412	13,659
ASG Group, Ltd.	236,433	300,026
*Astron, Ltd.	87,221	150,430
#*Atlas Iron, Ltd.	662,409	1,515,321
*Aurora Oil and Gas, Ltd.	540,105	324,121
Ausdrill, Ltd.	884,082	1,677,727
Austal, Ltd.	558,220	1,219,749
*Austar United Communications, Ltd.	2,751,397	2,950,242
Austbrokers Holdings, Ltd.	70,011	322,270
Austereo Group, Ltd.	1,001,750	1,573,611
#Austin Engineering, Ltd.	69,514	218,274
*Austpac Resources NL	1,627,877	58,971
#*Australian Agricultural Co., Ltd.	801,009	953,758
Australian Infrastructure Fund NL	2,805,723	5,095,900
#Australian Pharmaceutical Industries, Ltd.	8,284,125	4,250,600
*Australian Worldwide Exploration, Ltd.	1,531,333	3,460,809
*Autodom, Ltd.	170,874	11,617
Automotive Holdings Group NL	113,929	285,303
*Autron Corporation, Ltd.	989,247	11,900
*Avexa, Ltd.	1,224,712	139,835
#*AVJennings, Ltd.	5,350,378	2,307,283
#*Avoca Resources, Ltd.	656,313	1,328,917
*AWB, Ltd.	3,807,619	3,599,988
*Ballarat South Gold, Ltd.	1,996	16,666

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Bank of Queensland, Ltd.	71,970	$833,859
*Bannerman Resources, Ltd.	207,242	81,315
#*BC Iron, Ltd.	7,913	13,095
Beach Petroleum, Ltd.	3,716,294	2,673,988
*Berkeley Resources, Ltd.	39,273	45,535
Beyond International, Ltd.	61,256	45,911
Biota Holdings, Ltd.	931,131	1,152,752
*Bisalloy Steel Group, Ltd.	469,001	98,862
Blackmores, Ltd.	76,842	1,676,260
*BMA Gold, Ltd.	160,703	40,619
*Boart Longyear Group	11,160,269	3,331,322
#*Boulder Steel, Ltd.	1,667,795	238,199
*Bow Energy, Ltd.	157,658	205,246
Bradken, Ltd.	582,247	3,897,011
Breville Group, Ltd.	598,466	1,238,475
#Brickworks, Ltd.	131,435	1,571,426
#*Brockman Resources, Ltd.	653,924	2,175,746
BSA, Ltd.	613,919	118,685
BT Investment Management, Ltd.	92,192	214,225
#Cabcharge Australia, Ltd.	408,669	2,255,298
Calliden Group, Ltd.	633,393	146,395
#Campbell Brothers, Ltd.	284,996	7,818,642
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	11,604
#Cardno, Ltd.	247,493	1,000,479
#*Carnarvon Petroleum, Ltd.	2,906,082	1,157,278
*Carnegie Wave Energy, Ltd.	1,008,948	97,202
#Cash Converters International, Ltd.	1,107,917	593,792
*Catalpa Resources, Ltd.	118,812	178,321
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	102,534	249,384
Cellestis, Ltd.	387,333	1,043,398
*Cellnet Group, Ltd.	899,404	254,674
*Centaurus Metals, Ltd.	768,955	54,808
Centennial Coal Co., Ltd.	1,207,405	4,698,800
*Centrebet International, Ltd.	5,720	8,613
*Centrex Metals, Ltd.	46,889	20,716
#*Ceramic Fuel Cells, Ltd.	2,190,662	417,330
Challenger Financial Services Group, Ltd.	1,750,037	6,641,119
Chandler Macleod Group, Ltd.	88,156	19,577
*Chemeq, Ltd.	166,742	12,806
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	219,571
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,667
*Circadian Technologies, Ltd.	64,591	43,773
#*Citadel Resource Group, Ltd.	2,419,571	755,606
*Citigold Corp., Ltd.	3,765,806	450,092
*Clarius Group, Ltd.	1,001,901	621,571
#*Clinuvel Pharmaceuticals, Ltd.	1,184,356	251,450
Clough, Ltd.	1,462,308	1,220,486
Clover Corp., Ltd.	269,348	68,378
*CO2 Group, Ltd.	844,559	114,210
*Coal of Africa, Ltd.	110,951	239,933
#*Coalspur Mines, Ltd.	140,816	97,042
*Cockatoo Coal, Ltd.	213,425	89,154
Codan, Ltd.	142,942	194,932
#Coffey International, Ltd.	579,503	693,756
Collection House, Ltd.	1,759,373	1,198,683
*Comet Ridge, Ltd.	65,567	17,174
ConnectEast Group, Ltd.	10,162,837	4,001,674
#*Conquest Mining, Ltd.	1,082,609	375,759
#Consolidated Media Holdings, Ltd.	1,050,129	3,039,404

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Cooper Energy, Ltd.	90,132	$43,484
#Corporate Express Australia, Ltd.	422,355	2,164,420
#Count Financial, Ltd.	798,391	957,365
Coventry Group, Ltd.	144,778	272,609
#Crane Group, Ltd.	352,895	2,933,876
#Credit Corp. Group, Ltd.	6,962	16,780
*Crescent Gold, Ltd.	1,124,856	166,150
#CSG, Ltd.	331,527	695,057
*CudeCo, Ltd.	233,424	964,974
*Cue Energy Resources, Ltd.	452,354	121,716
#*Customers, Ltd.	477,130	1,223,684
Data#3, Ltd.	5,572	42,596
#David Jones, Ltd.	1,296,067	5,557,080
*Decmil Group, Ltd.	37,113	62,244
*Deep Yellow, Ltd.	68,720	13,057
*Devine, Ltd.	2,006,856	599,517
#*Discovery Metals, Ltd.	518,513	406,710
Dominion Mining, Ltd.	336,853	893,877
#Downer EDI, Ltd.	670,736	4,288,246
*Dragon Mining, Ltd.	1,665,100	116,528
*Drillsearch Energy, Ltd.	125,449	7,469
DUET Group, Ltd.	3,068,784	5,007,244
DWS Advanced Business Solutions, Ltd.	102,144	132,262
*Dyesol, Ltd.	99,032	107,366
#*Eastern Star Gas, Ltd.	2,741,555	2,295,823
*Elders, Ltd.	1,322,394	1,449,989
*Ellect Holdings, Ltd.	482	1,606
*Ellex Medical Lasers, Ltd.	197,605	23,838
Emeco Holdings, Ltd.	1,240,388	781,281
#*Energy World Corp., Ltd.	3,752,842	1,777,084
#Envestra, Ltd.	4,315,031	2,056,198
Envirozel, Ltd.	283,266	28,709
Euroz, Ltd.	12,798	16,743
*Extract Resources, Ltd.	244,676	1,639,340
#Fantastic Holdings, Ltd.	355,613	1,230,268
*Fig Tree Developments, Ltd.	20,365	188
*First Australian Resources, Ltd.	414,263	29,056
FKP Property Group, Ltd.	352,888	275,848
#Fleetwood Corp., Ltd.	247,561	2,157,410
#FlexiGroup, Ltd.	493,824	618,427
#Flight Centre, Ltd.	192,954	3,513,110
#*Flinders Mines, Ltd.	6,798,057	809,121
*Forest Enterprises Australia, Ltd.	2,849,173	118,635
Forge Group, Ltd.	170,828	455,920
#*Forte Energy NL	923,334	106,448
#*Galaxy Resources, Ltd.	282,914	328,283
*Gascoyne Resources, Ltd.	14,117	1,437
Gazal Corp., Ltd.	104,542	147,517
*Geodynamics, Ltd.	1,015,653	552,284
#*Gindalbie Metals, Ltd.	1,817,381	1,953,078
#*Giralia Resources NL	625,030	1,191,779
Goodman Fielder, Ltd.	1,922,898	2,581,094
Gowing Bros., Ltd.	92,437	209,732
Graincorp, Ltd. Series A	490,217	2,608,060
#*Grange Resources, Ltd.	903,958	503,855
#*Great Southern, Ltd.	9,302,784	—
GUD Holdings, Ltd.	345,240	2,879,350
#Gunns, Ltd.	2,872,620	1,379,029
#GWA International, Ltd.	957,332	2,800,705
Hastie Group, Ltd.	810,423	1,282,514
*Havilah Resources NL	258,836	109,461

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Healthscope, Ltd.	881,682	$3,541,694
#*HFA Holdings, Ltd.	326,760	74,153
HGL, Ltd.	108,137	109,158
#*Highlands Pacific, Ltd.	2,651,500	665,152
Hills Industries, Ltd.	936,401	2,155,351
#*Horizon Oil, Ltd.	3,227,717	1,045,978
*Hutchison Telecommunications Australia, Ltd.	7,909,751	767,519
#*Icon Energy, Ltd.	111,982	28,235
*ICSGlobal, Ltd.	90,037	1,500
IDT Australia, Ltd.	82,205	59,872
#iiNet, Ltd.	390,161	992,928
*Iluka Resources, Ltd.	1,063,988	4,530,720
#*Imdex, Ltd.	812,684	585,551
IMF Australia, Ltd.	244,684	326,453
*IMX Resources, Ltd.	594,082	275,590
#Independence Group NL	552,303	2,338,730
#*Indophil Resources NL	1,738,038	1,870,407
#Industrea, Ltd.	3,495,902	1,131,999
#Infigen Energy, Ltd.	1,556,089	1,400,602
Infomedia, Ltd.	1,458,074	335,221
*Innamincka Petroleum, Ltd.	440,763	33,965
*Integra Mining, Ltd.	585,247	141,133
Integrated Research, Ltd.	261,513	96,634
#*Intrepid Mines, Ltd.	871,974	309,472
#Invocare, Ltd.	552,483	3,192,985
#Ioof Holdings, Ltd.	950,183	5,746,768
Iress Market Technology, Ltd.	348,498	2,727,035
*Iron Ore Holdings, Ltd.	79,150	159,884
#iSOFT Group, Ltd.	2,688,547	1,342,650
*Ivanhoe Australia, Ltd.	50,318	175,538
*Ixla, Ltd.	89,921	1,914
#*Jabiru Metals, Ltd.	1,854,281	647,851
JB Hi-Fi, Ltd.	315,065	5,608,203
K&S Corp., Ltd.	164,616	412,864
*Kagara, Ltd.	1,628,074	1,112,412
*Kangaroo Resources, Ltd.	887,272	154,770
*Karoon Gas Australia, Ltd.	628,673	4,289,449
#*Kimberley Metals, Ltd.	204,110	39,661
*Kings Minerals NL	1,961,035	167,384
Kingsgate Consolidated, Ltd.	402,364	3,157,513
*Kingsrose Mining, Ltd.	162,653	120,053
*Lednium, Ltd.	195,019	14,436
Lemarne Corp., Ltd.	25,882	100,735
#*Linc Energy, Ltd.	866,033	1,220,590
#*Liquefied Natural Gas, Ltd.	54,592	21,436
Lycopodium, Ltd.	45,700	147,514
#*Lynas Corp., Ltd.	5,415,856	2,659,771
M2 Telecommunications Group, Ltd.	66,635	109,151
#MAC Services Group, Ltd.	185,743	440,219
#Macarthur Coal, Ltd.	224,909	3,150,731
MacMahon Holdings, Ltd.	3,283,150	2,176,466
*Macquarie Telecom Group, Ltd.	35,019	158,142
*Magma Metals, Ltd.	199,660	107,576
#*Mantra Resources, Ltd.	38,811	162,500
*Marion Energy, Ltd.	451,508	17,319
Maryborough Sugar Factory, Ltd.	2,560	4,201
MaxiTRANS Industries, Ltd.	913,360	308,559
*McGuigan Simeon Wines, Ltd.	2,414,532	553,058
McMillan Shakespeare, Ltd.	194,418	638,510
#McPherson’s, Ltd.	303,441	885,952
#*Medusa Mining, Ltd.	227,375	985,049

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Melbourne IT, Ltd.	379,204	$632,977
*MEO Australia, Ltd.	390,891	129,893
#Mermaid Marine Australia, Ltd.	746,311	1,914,107
*Metgasco, Ltd.	85,836	37,336
*Mikoh Corp., Ltd.	856,548	63,678
#*Minara Resources, Ltd.	697,128	557,490
Mincor Resources NL	946,204	1,638,194
#Mineral Resources, Ltd.	371,021	2,840,255
#*Mirabela Nickel, Ltd.	63,506	138,391
Mitchell Communications Group, Ltd.	1,258,693	1,080,968
#*Molopo Energy, Ltd.	1,131,021	1,354,617
#Monadelphous Group, Ltd.	302,955	4,295,601
*Morning Star Gold NL	20,754	7,863
Mortgage Choice, Ltd.	641,387	692,939
#*Mosaic Oil NL	2,209,067	201,402
*Mount Gibson Iron, Ltd.	2,962,399	4,575,927
#*Murchison Metals, Ltd.	605,383	1,261,309
Namoi Cotton Cooperative, Ltd.	196,490	69,974
National Can Industries, Ltd.	97,017	107,724
*Navitas, Ltd.	1,205,167	5,767,881
#*Neptune Marine Services, Ltd.	150,803	49,740
#*Nexbis, Ltd.	362,894	41,454
#*Nexus Energy, Ltd.	2,957,188	746,117
#NIB Holdings, Ltd.	266,078	310,650
#*Nido Petroleum, Ltd.	4,759,793	669,174
#Nomad Building Solutions, Ltd.	29,955	5,983
*Norfolk Group, Ltd.	1,050	839
*Norton Gold Fields, Ltd.	276,468	53,150
#*Novogen, Ltd.	391,594	150,139
Nufarm, Ltd.	330,716	2,321,783
Oakton, Ltd.	378,695	1,131,289
*Orbital Corp., Ltd.	552,269	19,798
#*Orocobre, Ltd.	68,897	149,468
OrotonGroup, Ltd.	79,968	519,585
*Otto Energy, Ltd.	1,486,012	129,319
*Pacific Brands, Ltd.	4,412,120	4,818,447
Pan Pacific Petroleum NL	1,059,542	261,500
*PanAust, Ltd.	8,757,197	4,067,557
Panoramic Resources, Ltd.	901,883	2,068,411
*Paperlinx, Ltd.	2,771,649	1,906,849
*Payce Consolidated, Ltd.	29,670	41,318
Peet, Ltd.	1,014,007	2,216,281
*Perilya, Ltd.	472,422	238,849
#Perpetual Trustees Australia, Ltd.	116,090	3,672,838
*Perseus Mining, Ltd.	526,155	929,136
#*Pharmaxis, Ltd.	815,846	2,299,144
Photon Group, Ltd.	36,148	38,837
*Planet Gas, Ltd.	55,177	6,313
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	834,222
*PMP, Ltd.	1,813,797	1,178,408
*Port Bouvard, Ltd.	270,578	62,592
*Poseidon Nickel, Ltd.	425,525	113,127
#*Prana Biotechnology, Ltd.	195,424	35,893
#Premier Investments, Ltd.	197,450	1,305,588
Primary Health Care, Ltd.	604,769	2,264,711
#Prime Media Group, Ltd.	1,001,480	718,992
Probiotec, Ltd.	8,006	12,175
#Programmed Maintenance Service, Ltd.	549,269	1,716,044
*Quickstep Holdings, Ltd.	124,481	41,615
*Ramelius Resources, Ltd.	147,307	62,472

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Ramsay Health Care, Ltd.	259,021	$3,234,135
*Raptis Group, Ltd.	12,000	4,441
RCR Tomlinson, Ltd.	1,084,108	1,103,466
#REA Group, Ltd.	103,047	1,172,624
Reckon, Ltd.	141,500	266,756
*Red Fork Energy, Ltd.	22,020	13,322
#Redflex Holdings, Ltd.	377,855	621,862
#Reece Australia, Ltd.	238,457	5,507,771
*Regis Resources, Ltd.	713,048	610,936
#Reject Shop, Ltd. (The)	112,300	1,743,767
*Resolute Mining, Ltd.	1,442,710	1,538,026
*Resource Generation, Ltd.	67,290	38,118
Retail Food Group, Ltd.	327	841
Reverse Corp., Ltd.	141,281	23,949
*Rex Minerals, Ltd.	2,778	4,289
*RHG, Ltd.	297,375	187,707
Ridley Corp., Ltd.	1,283,068	1,428,893
#*RiverCity Motorway Group, Ltd.	1,563,354	138,194
*Riversdale Mining, Ltd.	692,356	5,811,035
*Roc Oil Co., Ltd.	937,716	375,644
Rock Building Society, Ltd.	30,256	78,321
Ross Human Directions, Ltd.	143,511	51,538
*Runge, Ltd.	30,702	19,425
#*Ruralco Holdings, Ltd.	88,146	232,499
#SAI Global, Ltd.	792,219	3,128,484
*Salinas Energy, Ltd.	637,362	78,737
#Salmat, Ltd.	690,131	2,898,978
*Sandfire Resources NL	179,767	584,957
Schaffer Corp., Ltd.	33,766	191,149
SDI, Ltd.	178,683	35,763
#Sedgman, Ltd.	161,587	251,892
#Seek, Ltd.	666,916	5,118,282
#Select Harvests, Ltd.	201,308	823,247
#Servcorp, Ltd.	300,722	981,127
#*Service Stream, Ltd.	1,432,710	387,042
*Seven Group Holdings, Ltd.	330,352	2,277,278
Sigma Pharmaceuticals, Ltd.	4,862,235	2,010,201
#*Silex System, Ltd.	459,090	2,509,243
#*Silver Lake Resources, Ltd.	166,873	185,457
*Sino Strategic International, Ltd.	130,864	47,993
#Sirtex Medical, Ltd.	216,786	1,150,245
Skilled Group, Ltd.	391,751	490,123
SMS Management & Technology, Ltd.	292,441	1,781,316
Southern Cross Electrical Engineering, Ltd.	16,785	20,844
Southern Cross Media Group NL	1,572,128	3,153,722
SP Ausnet, Ltd.	414,559	338,272
#SP Telemedia, Ltd.	1,324,689	2,711,930
Spark Infrastructure Group, Ltd.	2,769,283	3,081,201
#Specialty Fashion Group, Ltd.	807,082	1,019,930
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	1,144,847	2,965,221
#*St. Barbara, Ltd.	4,257,092	1,059,965
*Starpharma Holdings, Ltd.	551,343	308,752
Straits Resources, Ltd.	878,069	1,003,194
*Structural Systems, Ltd.	153,096	79,504
*Stuart Petroleum, Ltd.	169,387	81,753
STW Communications Group, Ltd.	39,925	32,292
#*Sundance Resources, Ltd.	5,993,157	871,591
*Sunland Group, Ltd.	741,191	519,031
#Super Cheap Auto Group, Ltd. (B01C7R0)	711,023	3,654,930
*Super Cheap Auto Group, Ltd. (B3XZSK8)	104,136	538,636

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Swick Mining Services, Ltd.	49,595	$19,918
Symex Holdings, Ltd.	355,611	150,935
*Talent2 International, Ltd.	474,826	651,015
*Tanami Gold NL	674,987	32,888
*Tap Oil, Ltd.	1,308,037	1,314,417
Tassal Group, Ltd.	583,928	880,192
Technology One, Ltd.	1,318,149	1,022,519
*Ten Network Holdings, Ltd.	2,056,782	3,426,274
*Terramin Australia, Ltd.	147,756	102,848
#TFS Corp., Ltd.	1,027,886	834,070
*Thakral Holdings Group, Ltd.	2,559,697	986,857
*Thorn Group, Ltd.	28,218	27,415
*Tiger Resources, Ltd.	209,646	44,789
*TNG, Ltd.	227,823	10,977
Tower Australia Group, Ltd.	1,159,243	2,782,299
*Tox Free Solutions, Ltd.	342,714	772,736
Transfield Services, Ltd.	954,232	3,479,794
#Transfield Services, Ltd. Infrastructure Fund	810,083	735,976
*Transpacific Industries Group, Ltd.	512,602	592,634
#Troy Resources NL	348,192	778,841
Trust Co., Ltd.	82,756	475,675
#UGL, Ltd.	332,576	4,496,941
UXC, Ltd.	1,169,545	520,611
*Victoria Petroleum NL	111,446	30,780
*View Resources, Ltd.	1,283,369	154,375
#Village Roadshow, Ltd.	593,495	1,361,977
*Virgin Blue Holdings, Ltd.	5,081,560	2,743,782
*Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	995	3,653
#Watpac, Ltd.	651,624	841,506
*Wattyl, Ltd.	433,037	334,037
#WDS, Ltd.	375,342	205,837
#Webjet, Ltd.	373,212	826,217
*Webster, Ltd.	144,737	61,473
#West Australian Newspapers Holdings, Ltd.	728,122	5,277,439
#Western Areas NL	529,359	2,320,794
#*White Energy Co., Ltd.	248,285	783,522
Whitehaven Coal, Ltd.	394,788	1,933,034
#WHK Group, Ltd.	1,202,433	1,223,350
#Wide Bay Australia, Ltd.	72,719	746,979
Willmott Forests, Ltd.	17,224	5,488
#*Windimurra Vanadium, Ltd.	537,429	84,538
Wotif.com Holdings, Ltd.	498,257	2,978,408

TOTAL AUSTRALIA		436,621,853

HONG KONG — (21.7%)
#AAC Acoustic Technologies Holdings, Inc.	1,748,000	2,875,013
*ABC Communications (Holdings), Ltd.	664,000	151,931
Aeon Credit Service (Asia) Co., Ltd.	580,000	486,288
Aeon Stores Hong Kong Co., Ltd.	234,000	367,300
Alco Holdings, Ltd.	1,468,000	520,917
Allan International Holdings, Ltd.	592,000	185,728
Allied Group, Ltd.	683,200	2,405,362
#*Allied Properties, Ltd.	10,874,000	2,424,889
*Amax Holdings, Ltd.	1,650,000	29,933
*Apac Resources, Ltd.	6,860,000	584,571
*APT Satellite Holdings, Ltd.	850,000	383,254
*Artel Solutions Group Holdings, Ltd.	7,885,000	662,060
*Artini China Co., Ltd.	1,855,000	225,563
Arts Optical International Holdings, Ltd.	730,000	335,497
Asia Commercial Holdings, Ltd.	131,040	11,652
Asia Financial Holdings, Ltd.	2,546,908	926,774

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Asia Satellite Telecommunications Holdings, Ltd.	962,000	$1,459,530
*Asia Standard Hotel Group, Ltd.	13,095,018	882,666
Asia Standard International Group, Ltd.	14,555,281	2,547,007
*Asia TeleMedia, Ltd.	2,832,000	36,475
*Associated International Hotels, Ltd.	954,000	1,934,843
*Aupu Group Holding Co., Ltd.	412,000	85,106
Automated Systems Holdings, Ltd.	340,000	93,733
*Bal Holdings, Ltd.	45	1
*Beijing Enterprises Water Group, Ltd.	7,534,000	2,973,772
*Beijing Properties Holdings, Ltd.	5,402,000	544,212
*Bel Global Resources Holdings, Ltd.	2,576,000	73,480
*Birmingham International Holdings, Ltd.	5,806,000	248,363
*Bonjour Holdings, Ltd.	344,000	711,536
Bossini International Holdings, Ltd.	3,871,500	257,086
*Bright International Group, Ltd.	1,338,000	187,343
*Brightoil Petroleum Holdings, Ltd.	1,424,000	2,836,878
*Burwill Holdings, Ltd.	7,782,960	690,737
#C C Land Holdings, Ltd.	5,365,000	1,983,187
Cafe de Coral Holdings, Ltd.	662,000	1,595,478
*Capital Estate, Ltd.	31,610,000	180,999
*Capital Publications, Ltd.	20,847,170	663,296
*CASH Financial Services Group, Ltd.	119,565	11,356
*Celestial Asia Securities Holdings, Ltd.	343,810	72,843
Century City International, Ltd.	4,332,600	335,521
*Century Sunshine Group Holdings, Ltd.	3,140,000	125,000
Champion Technology Holdings, Ltd.	2,754,000	91,262
Chen Hsong Holdings, Ltd.	388,000	160,515
*Cheuk Nang (Holdings), Ltd.	92,000	30,627
Chevalier International Holdings, Ltd.	733,482	656,275
Chevalier Pacific Holdings, Ltd.	4,152,500	491,248
*Chia Tai Enterprises International, Ltd.	7,070,000	233,780
*China Best Group Holding, Ltd.	3,721,400	95,887
*China Digicontent Co., Ltd.	2,710,000	3,490
*China Electronics Corp. Holdings Co., Ltd.	2,888,250	525,141
*China Energy Development Holdings, Ltd.	7,424,000	613,632
*China Flavors & Fragrances Co., Ltd.	64,000	18,608
*China Glass Holdings, Ltd.	114,000	40,290
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	156,524
*China Infrastructure Investment, Ltd.	6,280,000	175,944
*China Investments Holdings, Ltd.	210,000	6,730
*China LotSynergy Holdings, Ltd.	3,217,032	145,191
*China Mandarin Holdings, Ltd.	1,300,000	41,859
China Metal International Holdings, Ltd.	2,582,000	601,248
China Motion Telecom International, Ltd.	5,080,000	164,227
China Motor Bus Co., Inc.	70,200	544,727
*China Ocean Shipbuilding Industry Group, Ltd.	1,655,000	124,454
*China Pipe Group, Ltd.	100,000	939
*China Precious Metal Resources Holdings Co., Ltd.	2,818,000	849,270
*China Properties Investment Holdings, Ltd.	880,000	10,299
#*China Public Procurement, Ltd.	5,352,000	705,896
*China Renji Medical Group, Ltd.	12,784,000	102,428
*China Seven Star Shopping, Ltd.	5,740,000	141,317
*China Solar Energy Holdings, Ltd.	13,650,000	355,338
*China Sonangol Resources Enterprise, Ltd.	210,000	101,360
*China Strategic Holdings, Ltd.	7,515,000	552,962
*China Sunshine Paper Holdings Co., Ltd.	199,000	74,982
*China Taisan Technology Group Holdings, Ltd.	346,000	55,642
*China Timber Resources Group, Ltd.	19,300,000	320,202
China Ting Group Holdings, Ltd.	611,151	111,655
#*China WindPower Group, Ltd.	11,300,000	1,231,666
*China Yunnan Tin Minerals Group, Ltd.	8,800,000	217,784

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
China Zirconium, Ltd.	2,736,000	$112,567
*Chinasoft International, Ltd.	970,000	208,509
*ChinaVision Media Group, Ltd.	2,430,000	165,345
*Chinese People Holdings Co., Ltd.	5,264,000	237,546
Chinney Investments, Ltd.	1,144,000	179,872
#Chong Hing Bank, Ltd.	954,000	1,857,150
Chow Sang Sang Holdings, Ltd.	1,227,680	2,100,333
*Chu Kong Shipping Development, Ltd.	1,818,000	413,489
*Chuang’s China Investments, Ltd.	1,437,000	101,452
Chuang’s Consortium International, Ltd.	3,588,786	387,245
*Chun Wo Development Holdings, Ltd.	2,002,926	170,217
#*Citic 1616 Holdings, Ltd.	2,908,000	940,526
*City e-Solutions, Ltd.	186,000	20,950
#City Telecom, Ltd.	1,506,751	1,113,799
*CK Life Sciences International Holdings, Inc.	8,220,000	535,851
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	835,000	785,006
*CNT Group, Ltd.	8,675,264	476,677
*COL Capital, Ltd.	2,725,840	546,262
Computer & Technologies Holdings, Ltd.	432,000	124,187
Continental Holdings, Ltd.	400,825	191,310
Convenience Retail Asia, Ltd.	64,000	16,224
*Cosmos Machinery Enterprises, Ltd.	1,616,400	157,417
*CP Pokphand Co., Ltd.	6,088,000	520,290
Cross-Harbour Holdings, Ltd. (The)	591,520	527,745
#CSI Properties, Ltd.	18,239,625	452,159
*Dah Chong Hong Holdings, Ltd.	2,385,000	1,564,143
#*Dah Sing Banking Group, Ltd.	1,274,800	1,721,660
*Dah Sing Financial Holdings, Ltd.	304,000	1,726,658
*Daisho Microline Holdings, Ltd.	752,000	59,657
*Dan Form Holdings Co., Ltd.	3,976,260	476,225
Daphne International Holdings, Ltd.	2,632,000	2,718,866
Dawnrays Pharmaceutical Holdings, Ltd.	1,832,000	548,217
*DBA Telecommunication Asia Holdings, Ltd.	564,000	66,290
Dickson Concepts International, Ltd.	825,000	503,646
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	13,748
DVN Holdings, Ltd.	2,183,000	183,128
*Dynamic Energy Holdings, Ltd.	1,520,000	71,457
*Dynamic Global Holdings, Ltd.	3,522,000	103,084
Dynamic Holdings, Ltd.	374,000	82,316
Eagle Nice (International) Holdings, Ltd.	666,000	268,874
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	288,515
*Eforce Holdings, Ltd.	5,402,000	109,553
*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	40,350
Emperor Capital Group, Ltd.	749,672	48,694
*Emperor Entertainment Hotel, Ltd.	2,410,000	399,599
Emperor International Holdings, Ltd.	3,808,360	821,823
*Emperor Watch & Jewellery, Ltd.	2,190,000	175,416
*ENM Holdings, Ltd.	15,448,000	2,030,145
*EPI Holdings, Ltd.	12,520,000	262,052
*eSun Holdings, Ltd.	424,000	59,658
*EVA Precision Industrial Holdings, Ltd.	1,124,000	543,179
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	362,396
*Ezcom Holdings, Ltd.	72,576	449
Fairwood Holdings, Ltd.	316,600	326,707
#Far East Consortium International, Ltd.	3,973,766	1,152,590
*Far East Technology International, Ltd.	179,520	23,600
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	194,000	85,942
*Foundation Group, Ltd.	2,350,000	41,336

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Fountain SET Holdings, Ltd.	270,000	$44,970
Four Seas Food Investment Holdings, Ltd.	202,184	32,353
Four Seas Mercantile Holdings, Ltd.	592,000	190,966
*Frasers Property China, Ltd.	16,477,000	430,503
#Fubon Bank Hong Kong, Ltd.	1,336,000	574,126
*Fujian Holdings, Ltd.	117,800	10,386
Fujikon Industrial Holdings, Ltd.	912,000	194,059
#*Galaxy Entertainment Group, Ltd.	3,548,121	1,657,282
*Genting Hong Kong, Ltd.	59,000	11,408
Get Nice Holdings, Ltd.	10,550,000	655,172
Giordano International, Ltd.	6,824,000	3,156,104
*Global Green Tech Group, Ltd.	4,876,000	182,246
*Global Sweeteners Holdings, Ltd.	1,950,000	409,944
*Global Tech (Holdings), Ltd.	5,612,000	48,063
Glorious Sun Enterprises, Ltd.	2,700,000	1,134,494
Gold Peak Industries Holding, Ltd.	3,176,642	529,919
#Golden Resorts Group, Ltd.	10,714,000	673,397
Golden Resources Development International, Ltd.	2,848,500	199,706
*Goldin Financial Holdings, Ltd.	480,000	54,671
#*Goldin Properties Holdings, Ltd.	1,876,000	763,522
Golik Holdings, Ltd.	250,500	16,503
*Good Fellow Resources Holdings, Ltd.	1,550,000	144,585
*GR Vietnam Holdings, Ltd.	620,000	11,960
*Grande Holdings, Ltd.	882,000	77,784
Great Eagle Holdings, Ltd.	885,499	2,477,961
*G-Resources Group, Ltd.	29,064,000	1,765,702
*Group Sense International, Ltd.	2,448,000	87,276
Guangnan Holdings, Ltd.	1,779,600	374,519
*Hang Fung Gold Technology, Ltd.	1,972,482	—
*Hannstar Board International Holdings, Ltd.	1,018,000	238,217
*Hans Energy Co., Ltd.	7,556,000	376,686
Harbour Centre Development, Ltd.	889,500	785,970
*Henderson Investment, Ltd.	3,369,000	301,088
*Heng Tai Consumables Group, Ltd.	123,100	12,046
High Fashion International, Ltd.	268,000	99,993
HKR International, Ltd.	2,412,736	927,218
Hon Kwok Land Investment Co., Ltd.	160,800	58,267
*Hong Fok Land, Ltd.	1,210,000	1,558
Hong Kong & Shanghai Hotels, Ltd.	292,176	460,516
*Hong Kong Aircraft Engineering Co., Ltd.	6,000	76,188
Hong Kong Catering Management, Ltd.	542,796	142,527
Hong Kong Ferry Holdings, Ltd.	809,300	766,480
#Hong Kong Resources Holdings Co., Ltd.	3,033,450	571,855
*Hongkong Chinese, Ltd.	4,482,000	425,480
Hop Fung Group Holdings, Ltd.	888,000	184,338
Hsin Chong Construction Group, Ltd.	1,569,658	260,083
Huafeng Group Holdings, Ltd.	7,141,325	619,995
Hung Hing Printing Group, Ltd.	608,000	189,982
*Huscoke Resources Holdings, Ltd.	6,168,000	449,203
Hutchison Harbour Ring, Ltd.	9,204,000	905,945
#*Hutchison Telecommunications International, Ltd.	4,239,000	1,174,916
*Hybrid Kinetic Group, Ltd.	9,744,000	445,525
*HyComm Wireless, Ltd.	47,090	14,481
*I-Cable Communications, Ltd.	531,000	86,328
*IDT International, Ltd.	6,240,183	226,446
Integrated Distribution Services Group, Ltd.	759,000	1,372,742
*IPE Group, Ltd.	1,425,000	144,845
*IT, Ltd.	2,734,000	439,144
*ITC Corp., Ltd.	893,645	52,208
*ITC Properties Group, Ltd.	3,792,747	893,609
*Jackin International Holdings, Ltd.	2,208,000	206,672

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Jinhui Holdings, Ltd.	199,000	$74,542
*Jiuzhou Development Co., Ltd.	2,632,000	300,443
*JLF Investment Co., Ltd.	2,903,500	244,987
*Johnson Electric Holdings, Ltd.	4,319,500	2,432,825
*Joyce Boutique Holdings, Ltd.	1,530,000	48,063
*Junefield Department Store Group, Ltd.	384,000	21,661
#K Wah International Holdings, Ltd.	2,897,405	1,042,524
Kantone Holdings, Ltd.	10,351,685	239,628
*Karl Thomson Holdings, Ltd.	1,188,000	117,269
Karrie International Holdings, Ltd.	1,383,600	101,995
Keck Seng Investments (Hong Kong), Ltd.	904,600	525,704
*Kee Shing Holdings, Ltd.	886,000	142,327
Kin Yat Holdings, Ltd.	586,000	210,057
King Fook Holdings, Ltd.	880,000	111,333
*King Pacific International Holdings, Ltd.	1,404,200	22,065
*King Stone Energy Group, Ltd.	27,580,000	1,026,687
#Kingmaker Footwear Holdings, Ltd.	1,476,955	206,848
*Kith Holdings, Ltd.	204,000	53,184
*Kiu Hung Energy Holdings, Ltd.	6,300,000	414,085
*Ko Yo Ecological Agrotech Group, Ltd.	12,580,000	321,360
*Kong Sun Holdings, Ltd.	109,900	9,374
#Kowloon Development Co., Ltd.	1,574,000	1,923,345
*KPI Co., Ltd.	954,000	45,607
KTP Holdings, Ltd.	560,400	60,611
Kwoon Chung Bus Holdings, Ltd.	556,000	98,165
*Lai Sun Development Co., Ltd.	75,023,800	1,417,192
*Lai Sun Garment International, Ltd.	419,000	30,376
Lam Soon Hong Kong, Ltd.	302,310	261,848
Le Saunda Holdings, Ltd.	1,424,000	355,159
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,975
Lee & Man Holdings, Ltd.	1,780,000	1,475,800
Lerado Group Holdings Co., Ltd.	1,602,000	243,562
*LeRoi Holdings, Ltd.	14,554,362	446,813
*Li Heng Chemical Fibre Technologies, Ltd.	64,000	12,395
#*Lijun International Pharmaceutical Holding, Ltd.	3,980,000	1,335,645
Lippo, Ltd.	1,195,700	386,471
Liu Chong Hing Investment, Ltd.	755,200	835,479
*Longrun Tea Group Co., Ltd.	1,120,000	101,467
*Loudong General Nice Resources China Holdings, Ltd.	35,708	7,439
*Luen Thai Holdings, Ltd.	1,345,000	170,456
Luk Fook Holdings (International), Ltd.	1,192,000	1,398,105
#Luks Industrial Group, Ltd.	302,913	141,339
*Lung Cheong International Holdings, Ltd.	4,756,000	236,419
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	898,768
*Magnificent Estates, Ltd.	12,744,000	286,813
Mainland Headwear Holdings, Ltd.	765,600	87,556
Man Yue International Holdings, Ltd.	1,084,000	308,920
Matrix Holdings, Ltd.	1,067,414	175,151
*Mei Ah Entertainment Group, Ltd.	8,660,000	265,461
Melbourne Enterprises, Ltd.	45,500	481,471
#*Melco International Development, Ltd.	2,294,000	1,045,196
*Midas International Holdings, Ltd.	2,752,000	95,017
Midland Holdings, Ltd.	3,068,000	2,815,042
*Ming Fung Jewellery Group, Ltd.	900,000	89,069
#Miramar Hotel & Investment Co., Ltd.	772,000	794,314
Nanyang Holdings, Ltd.	137,500	262,444
National Electronics Holdings, Ltd.	2,156,000	151,716
Natural Beauty Bio-Technology, Ltd.	4,470,000	800,274
*Neo-Neon Holdings, Ltd.	1,399,000	963,620
*New Century Group Hong Kong, Ltd.	13,351,464	256,823
*New Focus Auto Tech Holdings, Ltd.	60,000	13,866

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#*New Times Energy Corp., Ltd.	12,206,000	$493,958
Neway Group Holdings, Ltd.	19,160,000	802,069
Newocean Green Energy Holdings, Ltd.	2,278,000	372,791
*Next Media, Ltd.	3,883,183	717,815
*Norstar Founders Group, Ltd.	3,256,000	—
*North Asia Resources Holdings, Ltd.	958,600	212,701
*Omnicorp, Ltd.	224,000	56,994
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	4,059,706	570,694
*Orient Power Holdings, Ltd.	804,000	19,468
Oriental Watch Holdings, Ltd.	671,000	166,878
#*Overseas Chinese Town Asia Holdings, Ltd.	618,000	382,144
#Pacific Andes International Holdings, Ltd.	3,948,797	706,570
Pacific Basin Shipping, Ltd.	5,837,000	4,413,779
*Pacific Century Premium Developments, Ltd.	4,569,000	1,842,094
Pacific Textile Holdings, Ltd.	1,456,000	856,776
Paliburg Holdings, Ltd.	2,198,830	782,409
*Pan Asia Environmental Protection Group, Ltd.	1,034,432	258,944
Paul Y Engineering Group, Ltd.	75,692	6,295
PCCW, Ltd.	12,632,000	3,818,685
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	640,000	118,381
*Pegasus International Holdings, Ltd.	226,000	38,681
#*PetroAsian Energy Holdings, Ltd.	7,092,000	1,137,341
#*Phoenix Satellite Television Holdings, Ltd.	2,164,000	534,769
Pico Far East Holdings, Ltd.	3,670,000	708,103
*PME Group, Ltd.	2,760,000	244,595
Pokfulam Development Co., Ltd.	234,000	210,781
*Polyard Petroleum International Group, Ltd.	234,000	7,025
Polytec Asset Holdings, Ltd.	4,333,526	843,166
*Premium Land, Ltd.	4,950,000	108,812
#Public Financial Holdings, Ltd.	1,848,000	967,707
#*PYI Corp., Ltd.	3,878,000	172,112
*Pyxis Group, Ltd.	1,936,000	53,118
*QPL International Holdings, Ltd.	1,354,000	81,448
Quality Healthcare Asia, Ltd.	478,995	277,784
Raymond Industrial, Ltd.	1,491,400	174,331
Regal Hotels International Holdings, Ltd.	2,253,800	852,585
*Rising Development Holdings, Ltd.	2,278,000	542,321
Rivera (Holdings), Ltd.	5,710,000	284,460
Road King Infrastructure, Ltd.	775,000	629,101
Roadshow Holdings, Ltd.	1,456,000	132,689
Royale Furniture Holdings, Ltd.	24,000	6,746
S.A.S. Dragon Holdings, Ltd.	1,440,000	379,736
#Sa Sa International Holdings, Ltd.	2,064,000	1,716,745
Safety Godown Co., Ltd.	408,000	230,915
*Samling Global, Ltd.	1,594,000	183,575
Samson Paper Holdings, Ltd.	666,000	71,964
*San Miguel Brewery Hong Kong, Ltd.	612,800	102,208
*Sanyuan Group, Ltd.	415,000	8,018
Sea Holdings, Ltd.	1,138,000	578,709
*SEEC Media Group, Ltd.	2,550,000	60,781
*Sewco International Holdings, Ltd.	1,652,000	214,975
#Shenyin Wanguo, Ltd.	1,212,500	568,240
*Shenzhen High-Tech Holdings, Ltd.	660,000	37,647
*Shougang Concord Century Holdings, Ltd.	3,988,000	518,882
*Shougang Concord Grand Group, Ltd.	2,451,000	239,917
*Shougang Concord Technology Holdings, Ltd.	4,107,809	296,806
Shui On Construction and Materials, Ltd.	576,000	833,690
*Shun Ho Resources Holdings, Ltd.	483,000	60,737
*Shun Ho Technology Holdings, Ltd.	1,037,452	110,454
*Shun Tak Holdings, Ltd.	2,547,941	1,491,180

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Sing Tao News Corp., Ltd.	1,842,000	$355,298
*Singamas Container Holdings, Ltd.	4,976,000	891,427
*Sino Gas Group, Ltd.	2,610,000	135,935
*Sinocan Holdings, Ltd.	350,000	1,758
*Sino-Tech International Holdings, Ltd.	9,880,000	680,188
*Sinotel Technologies, Ltd.	400,000	130,327
*Skyfame Realty Holdings, Ltd.	2,737,750	—
Smartone Telecommunications Holdings, Ltd.	1,272,500	1,427,098
*SMI Publishing Group, Ltd.	250,511	484
Solomon Systech International, Ltd.	4,186,000	399,884
South China (China), Ltd.	5,620,000	400,115
South China Financial Holdings, Ltd.	4,872,000	79,105
Southeast Asia Properties & Finance, Ltd.	289,891	72,289
*Starlight International Holdings, Ltd.	1,903,792	83,454
#*Stella International Holdings, Ltd.	646,574	1,322,587
Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	233,740
Sun Hing Vision Group Holdings, Ltd.	358,000	158,860
#Sun Hung Kai & Co., Ltd.	624,000	636,074
*Sun Innovation Holdings, Ltd.	5,055,655	170,414
*Sunway International Holdings, Ltd.	866,000	35,640
*Superb Summit International Timber Co., Ltd.	2,401,600	108,262
*Sustainable Forest Holdings, Ltd.	3,682,500	361,320
SW Kingsway Capitol Holdings, Ltd.	4,650,000	135,148
Synergis Holdings, Ltd.	350,033	51,501
#*Tack Fat Group International, Ltd.	4,448,000	—
Tack Hsin Holdings, Ltd.	536,000	133,244
Tai Cheung Holdings, Ltd.	1,799,000	1,072,698
Tai Sang Land Development, Ltd.	576,984	234,891
*TaiFook Securities Group, Ltd.	1,141,899	811,542
Tak Sing Alliance Holdings, Ltd.	2,485,865	357,286
Tan Chong International, Ltd.	1,212,000	316,329
*TCC International Holdings, Ltd.	1,713,789	664,063
#Techtronic Industries Co., Ltd.	3,787,000	3,935,177
Television Broadcasts, Ltd.	198,000	949,812
*Termbray Industries International (Holdings), Ltd.	2,304,900	333,992
Tern Properties Co., Ltd.	61,200	26,039
*Texhong Textile Group, Ltd.	1,930,000	833,138
#Texwinca Holdings, Ltd.	1,976,000	2,110,826
*Tian Teck Land, Ltd.	1,076,000	844,226
*Titan Petrochemicals Group, Ltd.	10,160,000	1,005,530
*Tom Group, Ltd.	756,000	69,718
*Tomorrow International Holdings, Ltd.	3,471,420	230,526
Tongda Group Holdings, Ltd.	7,790,000	348,534
Top Form International, Ltd.	2,760,000	207,792
*Topsearch International (Holdings), Ltd.	3,860,000	199,773
Transport International Holdings, Ltd.	328,400	1,157,694
Tristate Holdings, Ltd.	188,000	47,054
*TSC Offshore Group, Ltd.	692,000	176,695
Tungtex (Holdings) Co., Ltd.	910,000	214,075
Tysan Holdings, Ltd.	1,040,773	159,426
#*United Laboratories, Ltd. (The)	950,000	1,091,508
*United Power Investment, Ltd.	6,488,000	273,013
*U-Right International Holdings, Ltd.	4,746,000	8,558
USI Holdings, Ltd.	1,937,331	590,358
*Value Convergence Holdings, Ltd.	388,000	163,529
*Value Partners Group, Ltd.	1,067,000	727,752
Van Shung Chong Holdings, Ltd.	2,205,335	266,547
*Vantage International Holdings, Ltd.	2,448,000	265,354
#Varitronix International, Ltd.	877,293	316,351
*Vedan International Holdings, Ltd.	3,144,000	389,973

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Veeko International Holdings, Ltd.	1,532,981	$51,706
Victory City International Holdings, Ltd.	2,759,185	636,863
*Vision Tech International Holdings, Ltd.	3,000,000	190,715
*Vision Values Holdings, Ltd.	28,140	22,127
*Vital Biotech Holdings, Ltd.	470,000	18,744
#Vitasoy International Holdings, Ltd.	3,457,000	2,628,181
*Vongroup, Ltd.	10,865,000	225,157
*VST Holdings, Ltd.	1,938,000	706,316
#Vtech Holdings, Ltd.	120,000	1,341,550
Wah Ha Realty Co., Ltd.	278,600	92,096
*Wah Nam International Holdings, Ltd.	760,000	130,746
*Wai Kee Holdings, Ltd.	8,176,738	2,001,677
*Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	69,376
Wang On Group, Ltd.	42,175	957
*Warderly International Holdings, Ltd.	520,000	32,148
Water Oasis Group, Ltd.	1,148,000	278,933
Wheelock Properties, Ltd.	1,835,000	2,959,649
*Win Hanverky Holdings, Ltd.	1,432,000	221,423
*Winfoong International, Ltd.	1,331,000	37,179
Wing On Co. International, Ltd.	785,000	1,251,809
Winteam Pharmaceutical Group, Ltd.	3,306,000	463,125
Wong’s International (Holdings), Ltd.	737,641	97,020
*Wong’s Kong King International (Holdings), Ltd.	120,000	11,803
#Xinyi Glass Holding Co., Ltd.	2,212,000	1,900,277
Y. T. Realty Group, Ltd.	865,000	163,672
Yangtzekiang Garment, Ltd.	607,500	124,238
Yau Lee Holdings, Ltd.	534,000	88,536
YGM Trading, Ltd.	284,000	328,196
*Yueshou Environmental Holdings, Ltd.	510,800	9,447
*Yugang International, Ltd.	96,156,000	1,049,834
*Yunnan Enterprises Holdings, Ltd.	240,000	24,941
*ZZNode Technologies Co., Ltd.	696,000	153,125

TOTAL HONG KONG		207,376,214

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,051
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,051

NEW ZEALAND — (5.1%)
Abano Healthcare Group, Ltd.	35,022	138,702
*AFFCO Holdings, Ltd.	1,806,887	488,553
Air New Zealand, Ltd.	1,365,460	1,345,106
Auckland International Airport, Ltd.	1,320,701	1,920,161
Cavalier Corp., Ltd.	283,674	579,409
*CDL Investments (New Zealand), Ltd.	395,965	86,115
Colonial Motor Co., Ltd.	148,846	241,813
Ebos Group, Ltd.	165,517	780,654
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,368,710
Fisher & Paykel Healthcare Corp., Ltd.	2,409,822	6,153,780
#Freightways, Ltd.	733,361	1,690,201
#Hallenstein Glasson Holdings, Ltd.	242,461	622,768
*Hellaby Holdings, Ltd.	241,363	294,318
Horizon Energy Distribution, Ltd.	40,420	106,500
Infratil, Ltd.	2,058,468	2,563,063
Mainfreight, Ltd.	378,330	1,791,703
Methven, Ltd.	70,490	79,691
Michael Hill International, Ltd.	1,534,152	810,941
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	472,699
New Zealand Exchange, Ltd.	285,516	373,263
*New Zealand Oil & Gas, Ltd.	1,729,680	1,942,770

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
#*New Zealand Refining Co., Ltd.	600,961	$1,632,363
Northland Port Corp. (New Zealand), Ltd.	219,997	275,036
#Nuplex Industries, Ltd.	932,646	2,276,569
*Pike River Coal, Ltd.	186,615	151,816
Port of Tauranga, Ltd.	528,512	2,684,909
*ProvencoCadmus, Ltd.	524,201	—
#Pumpkin Patch, Ltd.	606,913	984,789
#*Pyne Gould Guinness, Ltd.	1,576,514	608,959
*Rakon, Ltd.	52,061	39,889
#Restaurant Brands New Zealand, Ltd.	369,175	625,850
*Richina Pacific, Ltd.	274,180	71,744
*Rubicon, Ltd.	1,113,829	775,909
#Ryman Healthcare, Ltd.	1,770,849	2,758,435
Sanford, Ltd.	406,528	1,268,579
Scott Technology, Ltd.	25,932	24,503
*Seafresh Fisheries, Ltd.	80,520	1,639
Skellerup Holdings, Ltd.	263,479	130,255
Sky City Entertainment Group, Ltd.	2,535,089	5,794,428
Sky Network Television, Ltd.	353,065	1,286,874
South Port (New Zealand), Ltd.	30,744	58,324
#Steel & Tube Holdings, Ltd.	394,859	754,171
*Tenon, Ltd.	19,132	13,536
Tourism Holdings, Ltd.	274,867	185,509
Tower, Ltd.	782,696	1,138,062
TrustPower, Ltd.	9,620	51,708
Vector, Ltd.	348,331	543,156
Warehouse Group, Ltd.	494,919	1,349,622

TOTAL NEW ZEALAND		49,337,554

SINGAPORE — (11.9%)
*Abterra, Ltd.	270,000	12,511
*Addvalue Technologies, Ltd.	1,043,000	29,849
Advanced Holdings, Ltd.	691,000	161,034
Allgreen Properties, Ltd.	2,604,000	2,373,715
Aqua-Terra Supply Co., Ltd.	641,000	178,353
#Armstrong Industrial Corp., Ltd.	1,340,000	374,431
#*Asia Environment Holdings, Ltd.	528,793	66,538
*Asia Food & Properties, Ltd.	1,360,000	618,460
*Asia-Pacific Strategic Investments, Ltd.	1,410	211
#*ASL Marine Holdings, Ltd.	497,000	333,452
A-Sonic Aerospace, Ltd.	564,996	30,285
*Ausgroup, Ltd.	192,000	83,713
*Baker Technology, Ltd.	583,000	213,773
*Ban Joo & Co., Ltd.	1,466,000	41,578
*Banyan Tree Holdings, Ltd.	585,000	339,012
Best World International, Ltd.	307,500	84,498
*Beyonics Technology, Ltd.	6,999,300	1,281,254
*BH Global Marine, Ltd.	59,000	13,949
Bonvests Holdings, Ltd.	990,000	716,666
*Breadtalk Group, Ltd.	150,800	68,868
#*Broadway Industrial Group, Ltd.	461,000	409,609
Brothers (Holdings), Ltd.	504,628	55,014
#Bukit Sembawang Estates, Ltd.	374,003	1,305,802
CEI Contract Manufacturing, Ltd.	432,000	37,352
#Cerebos Pacific, Ltd.	528,000	1,441,185
CH Offshore, Ltd.	1,393,400	667,937
*Changjiang Fertilizer Holdings, Ltd.	515	94
Chemical Industries (Far East), Ltd.	105,910	39,031
#China Aviation Oil Singapore Corp., Ltd.	300,000	351,741
*China Dairy Group, Ltd.	1,502,000	183,491
*China Energy, Ltd.	3,110,000	455,910

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
China Merchants Holdings Pacific, Ltd.	809,000	$422,102
#*China XLX Fertiliser, Ltd.	100,000	42,746
Chip Eng Seng Corp., Ltd.	1,612,800	474,157
Chosen Holdings, Ltd.	1,202,000	116,226
*Chuan Hup Holdings, Ltd.	3,967,000	844,841
*Chuan Soon Huat Industrial Group, Ltd.	614,000	—
*Compact Metal Industries, Ltd.	643,000	4,692
#Cosco Corp Singapore, Ltd.	2,178,000	2,723,088
#Creative Technology Co., Ltd.	257,350	961,179
CSC Holdings, Ltd.	1,829,000	223,430
#CSE Global, Ltd.	1,854,000	1,406,882
#CWT, Ltd.	1,027,700	720,222
#*Delong Holdings, Ltd.	1,287,000	455,181
*Digiland International, Ltd.	11,763,000	42,914
*Eagle Brand Holdings, Ltd.	14,387,000	782,134
*Eastern Asia Technology, Ltd.	1,034,000	89,393
*Ellipsiz, Ltd.	123,000	13,631
Engro Corp., Ltd.	354,000	273,234
*Enviro-Hub Holdings, Ltd.	1,445,666	109,564
Eu Yan Sang International, Ltd.	213,000	91,356
*Eucon Holdings, Ltd.	3,096,000	86,793
#*Ezion Holdings, Ltd.	1,092,000	549,247
#Ezra Holdings, Ltd.	1,355,000	2,024,281
F.J. Benjamin Holdings, Ltd.	1,095,000	267,281
Federal International (2000), Ltd.	985,500	130,540
#*First Resources, Ltd.	2,110,000	1,693,824
Food Empire Holdings, Ltd.	1,094,400	296,830
Fragrance Group, Ltd.	41,000	16,745
*Freight Links Express Holdings, Ltd.	3,893,000	154,123
*Fu Yu Corp., Ltd.	3,955,750	329,709
#*Gallant Venture, Ltd.	1,310,000	256,329
GK Goh Holdings, Ltd.	1,463,000	662,827
*Global Yellow Pages, Ltd.	299,000	35,743
#Goodpack, Ltd.	1,091,000	1,327,528
GP Batteries International, Ltd.	356,000	490,453
GP Industries, Ltd.	2,872,209	1,052,980
*Grand Banks Yachts, Ltd.	250,000	84,379
#Guocoland, Ltd.	495,500	839,438
*Healthway Medical Corp., Ltd.	1,236,000	138,409
Hersing Corp., Ltd.	1,285,000	295,438
Hiap Seng Engineering, Ltd.	328,000	163,686
Hi-P International, Ltd.	1,152,000	562,409
Ho Bee Investment, Ltd.	945,000	1,136,887
*Hong Fok Corp., Ltd.	2,796,700	1,244,054
Hong Leong Asia, Ltd.	604,000	2,094,085
Hotel Grand Central, Ltd.	1,060,514	656,814
#Hotel Properties, Ltd.	1,404,400	2,335,584
Hour Glass, Ltd.	622,744	369,892
HTL International Holdings, Ltd.	1,063,843	623,881
*Huan Hsin Holdings, Ltd.	1,138,400	280,742
*HupSteel, Ltd.	1,572,875	300,189
Hwa Hong Corp., Ltd.	2,279,000	981,833
#Hyflux, Ltd.	1,230,000	3,087,681
IDT Holdings, Ltd.	693,000	228,975
IFS Capital, Ltd.	382,800	170,853
*Indofood Agri Resources, Ltd.	651,000	1,114,496
*Informatics Education, Ltd.	1,339,000	66,128
#InnoTek, Ltd.	613,000	273,206
*Intraco, Ltd.	607,500	151,197
IPC Corp., Ltd.	761,000	81,735
Isetan (Singapore), Ltd.	122,500	305,549

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Jadason Enterprises, Ltd.	728,000	$54,449
*Jasper Investments, Ltd.	90,680	7,120
#Jaya Holdings, Ltd.	1,530,000	845,201
#*Jiutian Chemical Group, Ltd.	681,000	50,906
*JK Yaming International Holdings, Ltd.	907,000	284,617
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	40,642
K1 Ventures, Ltd.	3,349,500	401,968
#Keppel Telecommunications & Transportation, Ltd.	1,511,600	1,504,235
Khong Guan Flour Milling, Ltd.	38,000	39,255
Kian Ann Engineering, Ltd.	1,302,000	165,897
Kian Ho Bearings, Ltd.	781,500	91,796
Kim Eng Holdings, Ltd.	1,308,620	1,950,036
Koh Brothers Group, Ltd.	1,312,000	236,088
#KS Energy Services, Ltd.	498,000	496,173
Lafe Corp., Ltd.	1,234,800	75,965
*LanTroVision (S), Ltd.	5,028,750	107,352
LC Development, Ltd.	2,041,254	278,749
Lee Kim Tah Holdings, Ltd.	1,600,000	584,654
*Lion Asiapac, Ltd.	473,000	93,989
Low Keng Huat Singapore, Ltd.	1,834,000	620,733
Lum Chang Holdings, Ltd.	1,042,030	227,786
M1, Ltd.	1,794,000	2,782,871
*Manhattan Resources, Ltd.	668,000	257,233
*Manufacturing Integration Technology, Ltd.	284,000	27,604
#*Marco Polo Marine, Ltd.	73,000	23,454
*Mediaring.Com, Ltd.	3,161,500	542,628
Memtech International, Ltd.	1,322,000	129,114
Metro Holdings, Ltd.	1,675,160	1,016,868
#Midas Holdings, Ltd.	1,530,000	1,155,401
*Mirach Energy, Ltd.	460,000	29,477
Miyoshi Precision, Ltd.	353,500	39,290
*Multi-Chem, Ltd.	1,263,000	147,471
Nera Telecommunications, Ltd.	1,125,000	310,202
New Toyo International Holdings, Ltd.	1,015,000	193,362
NSL, Ltd.	414,000	472,245
#*Oceanus Group, Ltd.	1,814,000	507,999
*Orchard Parade Holdings, Ltd.	956,022	776,167
#*OSIM International, Ltd.	964,000	587,271
Ossia International, Ltd.	627,554	59,550
#*Otto Marine, Ltd.	116,000	40,102
#*Overseas Union Enterprise, Ltd.	86,000	1,074,451
Pan Pacific Hotels Group, Ltd.	1,687,500	1,912,860
Pan-United Corp., Ltd.	2,006,000	745,829
*Parkway Holdings, Ltd.	1,326,133	3,246,049
PCI, Ltd.	595,000	197,255
*Penguin International, Ltd.	400,000	43,198
Pertama Holdings, Ltd.	459,750	117,429
#Petra Foods, Ltd.	881,000	735,667
Popular Holdings, Ltd.	2,763,650	319,073
*PSC Corp., Ltd.	1,823,419	416,891
QAF, Ltd.	881,000	473,442
Qian Hu Corp., Ltd.	674,600	68,257
#Raffles Education Corp., Ltd.	3,843,781	1,021,971
*Raffles Medical Group, Ltd.	450,000	562,001
Rotary Engineering, Ltd.	1,108,600	825,184
San Teh, Ltd.	1,006,087	245,046
SBS Transit, Ltd.	953,500	1,302,706
*SC Global Developments, Ltd.	42,000	52,230
*Seroja Investments, Ltd.	17,767	6,344
Sim Lian Group, Ltd.	1,380,000	522,054
*Sing Holdings, Ltd.	36,666	9,843

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Sing Investments & Finance, Ltd.	198,450	$232,303
Singapore Airport Terminal Services, Ltd.	117,000	238,156
Singapore Land, Ltd.	148,000	724,861
Singapore Post, Ltd.	3,567,900	2,823,066
Singapore Reinsurance Corp., Ltd.	1,514,530	282,434
Singapore Shipping Corp., Ltd.	1,689,000	358,007
Singapura Finance, Ltd.	174,062	189,987
Sinwa, Ltd.	259,000	72,505
SMB United, Ltd.	1,224,000	276,827
SMRT Corp., Ltd.	1,421,000	2,359,255
*Soilbuild Group Holdings, Ltd.	107,000	115,043
#*Sound Global, Ltd.	1,378,000	893,244
SSH Corp., Ltd.	1,307,000	268,813
Stamford Land Corp., Ltd.	2,803,000	1,073,373
Straco Corp., Ltd.	130,000	12,333
Straits Asia Resources, Ltd.	1,380,000	2,022,027
*Sunningdale Tech, Ltd.	2,420,000	442,025
*Super Coffeemix Manufacturing, Ltd.	279,000	173,923
Superbowl Holdings, Ltd.	522,000	80,563
Superior Multi-Packaging, Ltd.	413,500	34,385
#*Swiber Holdings, Ltd.	801,000	659,993
#Tat Hong Holdings, Ltd.	1,054,800	829,339
*Thakral Corp., Ltd.	6,028,000	346,112
*Thomson Medical Centre, Ltd.	22,000	11,158
*Tiong Woon Corp. Holding, Ltd.	969,000	361,421
*Transcu Group, Ltd.	1,885,000	169,720
Trek 2000 International, Ltd.	984,000	232,372
UMS Holdings, Ltd.	841,000	147,808
#United Engineers, Ltd.	577,666	1,076,751
*United Envirotech, Ltd.	352,000	78,023
United Industrial Corp., Ltd.	441,000	667,323
United Overseas Insurance, Ltd.	188,250	453,213
UOB-Kay Hian Holdings, Ltd.	1,478,400	1,884,261
UOL Group, Ltd.	774,000	2,148,447
Venture Corp., Ltd.	678,000	4,850,273
Vicom, Ltd.	120,000	232,377
WBL Corp., Ltd.	600,000	2,136,113
#Wheelock Properties, Ltd.	1,207,000	1,698,087
Wing Tai Holdings, Ltd.	1,619,000	2,126,035
Xpress Holdings, Ltd.	3,079,000	178,418
*YHI International, Ltd.	1,174,000	232,063
*Yoma Strategic Holdings, Ltd.	132,000	8,115
Yongnam Holdings, Ltd.	1,970,000	388,185

TOTAL SINGAPORE		113,471,498

TOTAL COMMON STOCKS		806,811,170

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Village Roadshow, Ltd. Series A	334,417	786,083

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	189,579	877
*Havilah Resources NL Warrants 04/30/10	2,017	19
*IDT Australia, Ltd. Options 03/11/11	8,220	—
*Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	6,243

TOTAL AUSTRALIA		7,139

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	158,328
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Lippo, Ltd. Warrants 07/04/11	82,470	$1,338
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	13,465
*South China (China), Ltd. Rights 09/06/10	1,124,000	20,847

TOTAL HONG KONG		193,978

SINGAPORE — (0.0%)
*Goodpack, Ltd. Warrants 11/30/12	218,200	162,420
*Qian Hu Corp., Ltd. Rights 09/19/10	104,100	7,977

TOTAL SINGAPORE		170,397

TOTAL RIGHTS/WARRANTS		371,514

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,425,000 FNMA 1.213%(v), 11/25/39, valued at $8,111,756) to be repurchased at $7,990,127	$7,990	7,990,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.8%)
§@DFA Short Term Investment Fund	140,583,847	140,583,847
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $545,948)to be repurchased at $538,975	$539	538,967

TOTAL SECURITIES LENDING COLLATERAL		141,122,814

TOTAL INVESTMENTS — (100.0%) (Cost $820,790,134)		$957,081,581

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (96.8%)
Consumer Discretionary — (20.1%)
4imprint Group P.L.C.	96,735	$323,074
Aegis Group P.L.C.	3,149,142	6,256,389
*Aga Rangemaster Group P.L.C.	288,143	488,627
*Arena Leisure P.L.C.	1,372,024	632,657
*Barratt Developments P.L.C.	1,104,628	2,090,489
Bellway P.L.C.	420,170	4,823,667
*Berkeley Group Holdings P.L.C. (The)	320,225	4,065,621
Bloomsbury Publishing P.L.C.	271,841	461,861
*Bovis Homes Group P.L.C.	474,842	3,080,844
Burberry Group P.L.C.	277,987	2,847,140
Carpetright P.L.C.	167,232	2,209,248
*Carphone Warehouse Group P.L.C.	506,951	1,498,972
Centaur Media P.L.C.	556,967	430,960
Chime Communications P.L.C.	210,455	641,665
*Chrysalis Group P.L.C.	107,232	167,458
Churchill China P.L.C.	30,000	129,179
*Cineworld Group P.L.C.	3,286	9,918
*Clinton Cards P.L.C.	740,506	481,705
*Cosalt P.L.C.	648,218	72,398
Daily Mail & General Trust P.L.C. Series A	636,483	5,034,097
#*Debenhams P.L.C.	2,383,809	2,599,835
Dignity P.L.C.	250,732	2,443,194
Domino’s Pizza UK & IRL P.L.C.	28,654	152,218
*DSG International P.L.C.	10,089,373	5,076,384
Dunelm Group P.L.C.	38,882	229,792
eaga P.L.C.	140,286	285,436
*Enterprise Inns P.L.C.	631,252	1,231,939
Euromoney Institutional Investor P.L.C.	305,085	2,398,270
#*Findel P.L.C.	1,283,962	469,536
*Forminster P.L.C.	43,333	2,486
French Connection Group P.L.C.	373,475	221,134
Fuller Smith & Turner P.L.C.	129,026	1,081,716
Future P.L.C.	1,324,863	319,271
*Galiform P.L.C.	521,046	636,113
Game Group P.L.C.	1,441,697	2,098,333
*Games Workshop Group P.L.C.	101,889	572,555
*GKN P.L.C.	2,194,352	4,552,497
Greene King P.L.C.	716,652	4,973,460
Halfords Group P.L.C.	752,842	5,831,598
Haynes Publishing Group P.L.C.	14,703	57,109
Headlam Group P.L.C.	330,383	1,548,327
Henry Boot P.L.C.	426,786	621,427
#HMV Group P.L.C.	1,545,882	1,698,313
Holidaybreak P.L.C.	206,890	852,051
*Hornby P.L.C.	154,220	319,020
Huntsworth P.L.C.	795,153	875,208
*Inchcape P.L.C.	8,805,581	4,610,697
Informa P.L.C.	1,449,124	8,746,402
*ITV P.L.C.	4,062,806	4,167,805
J.D. Wetherspoon P.L.C.	437,012	3,612,050
JD Sports Fashion P.L.C.	120,013	1,496,193
*JJB Sports P.L.C.	1,351,785	479,504
John Menzies P.L.C.	244,534	1,412,202
*Johnston Press P.L.C.	417,147	210,657
Kesa Electricals P.L.C.	1,982,633	3,767,377
Ladbrokes P.L.C.	1,230,403	2,923,485
Laura Ashley Holdings P.L.C.	2,800,394	640,465
*Lookers P.L.C.	1,037,969	953,347

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Luminar Group Holdings P.L.C.	347,909	$233,232
#*Manganese Bronze Holdings P.L.C.	68,818	69,652
Marston’s P.L.C.	1,367,965	2,119,923
*Mecom Group P.L.C.	5,379	19,015
Millennium & Copthorne Hotels P.L.C.	609,888	4,395,587
*Mitchells & Butlers P.L.C.	289,228	1,445,031
Mothercare P.L.C.	324,479	2,845,700
N Brown Group P.L.C.	828,543	3,462,868
Pace P.L.C.	772,437	2,180,475
*PartyGaming P.L.C.	313,201	1,469,168
*Pendragon P.L.C.	2,285,154	1,166,106
*Persimmon P.L.C.	700,629	5,094,528
#Pinewood Shepperton P.L.C.	182,105	394,027
*Punch Taverns P.L.C.	591,433	801,761
Rank Group P.L.C.	915,711	1,700,025
*Redrow P.L.C.	626,857	1,427,092
Restaurant Group P.L.C.	732,507	2,720,972
Rightmove P.L.C.	261,219	2,779,308
Smiths News P.L.C.	674,129	1,267,505
*Sportech P.L.C.	329,794	249,493
Sports Direct International P.L.C.	456,794	783,141
St. Ives Group P.L.C.	436,379	422,351
*Stylo P.L.C.	64,096	4,658
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	4,792,351	2,964,119
Ted Baker P.L.C.	149,926	1,217,127
Thomas Cook Group P.L.C.	440,885	1,672,500
*Topps Tiles P.L.C.	726,666	643,223
*Trinity Mirror P.L.C.	200,450	477,900
United Business Media P.L.C.	864,643	7,299,365
UTV Media P.L.C.	217,432	423,537
Vitec Group P.L.C. (The)	160,303	1,003,355
*Wagon P.L.C.	237,979	4,552
WH Smith P.L.C.	588,205	4,512,145
Whitbread P.L.C.	137,647	3,216,706
William Hill P.L.C.	1,342,849	4,195,883
Wilmington Group P.L.C.	346,234	770,549
*Yell Group P.L.C.	2,802,460	2,328,884

Total Consumer Discretionary		177,694,838

Consumer Staples — (4.0%)
A.G. Barr P.L.C.	128,572	1,829,399
Anglo-Eastern Plantations P.L.C.	108,153	931,549
Britvic P.L.C.	621,890	4,557,950
Cranswick P.L.C.	174,592	2,129,449
#Dairy Crest Group P.L.C.	520,119	2,845,514
Devro P.L.C.	605,749	1,580,202
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	371,068	2,725,304
McBride P.L.C.	776,269	2,215,584
Northern Foods P.L.C.	1,842,840	1,540,761
*Premier Foods P.L.C.	4,876,073	1,949,987
PZ Cussons P.L.C.	1,298,024	5,394,895
R.E.A. Holdings P.L.C.	49,233	376,216
Robert Wiseman Dairies P.L.C.	221,312	1,580,040
Tate & Lyle P.L.C.	662,884	4,614,639
Thorntons P.L.C.	313,060	486,066
*Uniq P.L.C.	416,368	122,307
Young & Co.’s Brewery P.L.C.	40,000	244,809
Young & Co.’s Brewery P.L.C. Series A	20,936	168,211

Total Consumer Staples		35,292,882

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (4.4%)
Anglo Pacific Group P.L.C.	426,647	$1,584,996
*Dana Petroleum P.L.C.	333,328	6,146,559
*Fortune Oil P.L.C.	5,889,851	685,641
*Hardy Oil & Gas P.L.C.	49,802	156,156
#*Heritage Oil P.L.C.	333,874	2,310,344
Hunting P.L.C.	439,386	3,783,857
#James Fisher & Sons P.L.C.	170,822	1,100,391
JKX Oil & Gas P.L.C.	431,945	1,720,753
John Wood Group P.L.C.	872,904	4,916,855
*Lamprell P.L.C.	100,437	362,050
Melrose Resources P.L.C.	336,039	1,534,893
*Premier Oil P.L.C.	335,099	6,489,572
*Salamander Energy P.L.C.	287,546	1,098,741
*Soco International P.L.C.	223,095	5,549,243
*UK Coal P.L.C.	889,073	713,859
Wellstream Holdings P.L.C.	125,733	1,148,145

Total Energy		39,302,055

Financials — (12.3%)
Aberdeen Asset Management P.L.C.	2,558,118	5,371,881
Amlin P.L.C.	1,063,929	6,087,386
Arbuthnot Banking Group P.L.C.	67,329	417,842
Ashmore Group P.L.C.	419,900	1,694,857
*BCB Holdings, Ltd.	5,979	10,554
Beazley P.L.C.	1,047,415	1,816,882
BlueBay Asset Management P.L.C.	154,645	882,390
Brewin Dolphin Holdings P.L.C.	870,024	1,901,621
Brit Insurance Holdings NV	322,309	3,906,598
*Capital & Regional P.L.C.	814,788	434,429
Catlin Group, Ltd. P.L.C.	977,375	5,257,079
Charles Stanley Group P.L.C.	123,753	482,990
Charles Taylor Consulting P.L.C.	139,215	509,247
*Chaucer Holdings P.L.C.	119,077	90,406
Chesnara P.L.C.	200,658	687,224
Close Brothers Group P.L.C.	481,680	5,361,460
Collins Stewart P.L.C.	120,393	172,343
Daejan Holdings P.L.C.	36,156	1,286,212
Development Securities P.L.C.	322,788	1,276,845
*DTZ Holdings P.L.C.	224,770	238,129
Evolution Group P.L.C.	1,028,900	1,811,654
F&C Asset Management P.L.C.	572,530	575,633
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	12,569
Hardy Underwriting Group P.L.C.	153,854	609,201
Hargreaves Lansdown P.L.C.	451,151	2,430,312
Helical Bar P.L.C.	373,868	1,914,770
#Henderson Group P.L.C.	2,936,019	6,558,889
Hiscox, Ltd. P.L.C.	1,517,006	7,723,171
IG Group Holdings P.L.C.	1,241,907	7,701,442
*Industrial & Commercial Holdings P.L.C.	5,000	115
Intermediate Capital Group P.L.C.	753,943	3,246,639
International Personal Finance P.L.C.	930,623	3,836,840
*IP Group P.L.C.	250,011	160,323
Jardine Lloyd Thompson Group P.L.C.	603,449	5,112,633
Lancashire Holdings, Ltd. P.L.C.	131,810	934,643
Liontrust Asset Management P.L.C.	129,935	200,488
London Stock Exchange Group P.L.C.	98,298	1,022,620
LSL Property Services P.L.C.	134,125	602,042
*MWB Group Holdings P.L.C.	379,622	249,134
Novae Group P.L.C.	234,907	1,110,448
Park Group P.L.C.	166,600	51,929

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Provident Financial P.L.C.	461,410	$5,894,440
*Puma Brandenburg, Ltd. (B61F3J5)	1,193,004	26,527
*Puma Brandenburg, Ltd. (B62NCQ8)	1,193,004	26,527
*Quintain Estates & Development P.L.C.	318,342	272,011
Rathbone Brothers P.L.C.	159,131	2,252,213
Rensburg Sheppards P.L.C.	168,448	2,163,235
*Resolution, Ltd. P.L.C.	1,762,316	1,962,606
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	178,014
Savills P.L.C.	501,321	2,614,274
*Shellproof, Ltd.	1,156	531
*Shore Capital Group, Ltd. P.L.C.	1,193,004	631,357
St. James’s Place P.L.C.	718,698	2,893,253
*St. Modwen Properties P.L.C.	591,267	1,561,141
Tullett Prebon P.L.C.	757,461	4,050,672
*Unite Group P.L.C.	192,038	641,217

Total Financials		108,919,888

Health Care — (2.8%)
#*Alizyme P.L.C.	660,805	40,443
*Antisoma P.L.C.	2,024,536	214,181
*Ark Therapeutics Group P.L.C.	638,344	99,718
*Assura Group, Ltd. P.L.C.	48,153	31,261
*Axis-Shield P.L.C.	223,338	1,471,130
#Biocompatibles International P.L.C.	147,081	527,917
Bioquell P.L.C.	90,893	194,440
*BTG P.L.C.	730,460	1,962,989
Consort Medical P.L.C.	116,271	647,843
Corin Group P.L.C.	126,637	128,683
Dechra Pharmaceuticals P.L.C.	201,204	1,407,718
Genus P.L.C.	157,057	1,756,901
Hikma Pharmaceuticals P.L.C.	430,418	4,114,136
Nestor Healthcare Group P.L.C.	443,850	373,654
*Oxford Biomedica P.L.C.	2,123,042	295,622
*Prostrakan Group P.L.C.	38,359	48,605
*Renovo Group P.L.C.	95,255	34,930
*SkyePharma P.L.C.	55,765	39,287
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	232,142
SSL International P.L.C.	753,239	9,868,934
Synergy Health P.L.C.	28,214	264,336
*Vectura Group P.L.C.	1,085,207	588,487
*William Ransom & Son P.L.C.	30,000	3,252

Total Health Care		24,346,609

Industrials — (33.4%)
*AEA Technology P.L.C.	539,970	180,788
Aggreko P.L.C.	611,546	11,391,474
Air Partner P.L.C.	37,086	220,594
Alumasc Group P.L.C.	124,366	194,354
Arriva P.L.C.	655,941	7,642,321
Ashtead Group P.L.C.	1,976,882	3,568,074
Atkins WS P.L.C.	425,663	4,605,716
*Autologic Holdings P.L.C.	96,590	47,292
*Avis Europe P.L.C.	197,823	111,337
#Babcock International Group P.L.C.	811,461	7,236,430
Balfour Beatty P.L.C.	1,171,181	4,957,207
BBA Aviation P.L.C.	1,221,985	3,866,531
Bodycote P.L.C.	722,295	2,448,240
Braemar Shipping Services P.L.C.	81,108	576,428
#Brammer P.L.C.	185,266	427,078
#*British Airways P.L.C.	92,560	320,915

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
BSS Group P.L.C.	489,152	$2,300,268
Camellia P.L.C.	2,437	261,130
Carillion P.L.C.	1,523,518	7,955,304
Carr’s Milling Industries P.L.C.	35,330	278,515
Castings P.L.C.	162,757	484,302
Charter International P.L.C.	614,873	7,549,495
Chemring Group P.L.C.	128,869	7,180,111
Chloride Group P.L.C.	1,025,093	4,694,066
Clarkson P.L.C.	64,187	929,240
Communisis P.L.C.	561,133	197,931
Connaught P.L.C.	319,006	1,469,478
*Cookson Group P.L.C.	590,828	5,063,448
#Costain Group P.L.C.	1,269,584	464,494
*Danka Business Systems P.L.C.	1,029,605	31,980
Davis Service Group P.L.C.	670,430	4,389,461
De la Rue P.L.C.	387,017	5,391,296
Dewhurst P.L.C.	9,000	35,115
*easyJet P.L.C.	548,462	3,941,594
Eleco P.L.C.	80,000	34,244
Fenner P.L.C.	671,987	2,194,868
Firstgroup P.L.C.	776,056	4,509,810
Forth Ports P.L.C.	175,092	3,601,059
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	143,429	824,227
Go-Ahead Group P.L.C.	164,629	3,556,524
#Hampson Industries P.L.C.	591,932	453,860
Hays P.L.C.	4,680,905	7,955,413
#*Helphire P.L.C.	1,050,597	830,743
Hogg Robinson Group P.L.C.	103,893	49,072
Homeserve P.L.C.	220,105	6,706,453
Hyder Consulting P.L.C.	168,297	677,588
IMI P.L.C.	1,191,221	12,953,350
*Impellam Group P.L.C.	35,258	36,644
Interserve P.L.C.	498,625	1,682,168
Intertek Group P.L.C.	539,854	12,260,610
Invensys P.L.C.	472,034	2,430,994
ITE Group P.L.C.	1,009,264	2,327,527
J. Smart & Co. (Contractors) P.L.C.	22,500	156,855
Keller Group P.L.C.	262,639	2,909,175
Kier Group P.L.C.	137,718	2,392,749
Latchways P.L.C.	41,288	453,280
Lavendon Group P.L.C.	460,763	630,861
Lincat Group P.L.C.	14,452	119,933
Low & Bonar P.L.C.	763,541	372,676
Management Consulting Group P.L.C.	1,026,246	374,054
*Mears Group P.L.C.	33,654	161,858
Meggitt P.L.C.	1,630,199	7,757,004
Melrose P.L.C.	1,121,380	4,074,911
Michael Page International P.L.C.	1,235,568	8,036,307
Mitie Group P.L.C.	1,208,230	4,310,784
MJ Gleeson Group P.L.C.	195,875	376,740
Morgan Crucible Co. P.L.C.	1,144,879	3,729,463
Morgan Sindall P.L.C.	161,485	1,398,174
Mouchel Group P.L.C.	469,006	1,403,892
MS International P.L.C.	50,000	159,963
National Express Group P.L.C.	636,808	2,324,661
*Northgate P.L.C.	313,859	1,009,247
PayPoint P.L.C.	87,805	416,652
PV Crystalox Solar P.L.C.	597,857	447,258
Qinetiq P.L.C.	2,172,472	4,231,431
Regus P.L.C.	3,178,152	5,594,804

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Rentokil Initial P.L.C.	2,130,507	$4,132,036
Ricardo P.L.C.	217,815	1,000,633
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	1,372,285
ROK P.L.C.	723,316	387,350
RPS Group P.L.C.	788,615	2,734,720
Scott Wilson Group P.L.C.	83,704	135,814
Senior P.L.C.	1,671,692	2,944,863
Severfield-Rowen P.L.C.	351,952	1,175,056
Shanks Group P.L.C.	1,642,693	2,589,726
*SIG P.L.C.	1,366,866	2,749,210
Speedy Hire P.L.C.	178,122	95,721
Spice P.L.C.	4,494	2,842
Spirax-Sarco Engineering P.L.C.	301,608	7,095,437
Stagecoach Group P.L.C.	1,116,524	3,354,614
Sthree P.L.C.	299,337	1,666,275
#T Clarke P.L.C.	148,717	333,627
Tarsus Group P.L.C.	212,372	396,050
Tomkins P.L.C.	3,282,427	12,417,818
*Travis Perkins P.L.C.	482,448	6,231,047
Tribal Group P.L.C.	132,810	150,822
*Trifast P.L.C.	359,985	174,997
UK Mail Group P.L.C.	198,089	1,037,866
Ultra Electronics Holdings P.L.C.	267,145	6,307,382
Umeco P.L.C.	196,406	1,081,870
#*Volex Group P.L.C.	229,354	493,339
Vp P.L.C.	167,463	507,196
#VT Group P.L.C.	677,021	7,707,937
Weir Group P.L.C. (The)	479,090	7,192,192
Wincanton P.L.C.	479,763	1,723,612
WSP Group P.L.C.	262,651	1,404,215
XP Power, Ltd. P.L.C.	73,546	629,634

Total Industrials		295,566,079

Information Technology — (13.2%)
Acal P.L.C.	104,729	295,727
Alphameric P.L.C.	127,141	53,537
#*Alterian P.L.C.	179,139	467,033
Anite P.L.C.	1,166,924	601,165
ARM Holdings P.L.C.	4,777,637	18,427,499
Aveva Group P.L.C.	274,171	4,840,752
Computacenter P.L.C.	423,790	2,112,362
*CSR P.L.C.	380,954	2,491,611
Dialight P.L.C.	111,362	413,825
Dimension Data Holdings P.L.C.	5,151,402	7,148,024
Diploma P.L.C.	455,202	1,548,903
Domino Printing Sciences P.L.C.	455,803	3,042,374
*E2V Technologies P.L.C.	247,588	207,027
Electrocomponents P.L.C.	1,576,293	5,396,820
Fidessa Group P.L.C.	129,875	2,612,767
*Gresham Computing P.L.C.	204,631	47,743
Halma P.L.C.	1,461,044	6,083,205
*Imagination Technologies Group P.L.C.	882,944	3,720,669
*Innovation Group P.L.C.	2,836,273	552,704
Intec Telecom Systems P.L.C.	1,128,823	1,143,786
Kewill P.L.C.	368,863	536,633
*Kofax P.L.C.	317,667	1,182,959
Laird P.L.C.	719,642	1,443,917
Logica P.L.C.	3,167,765	6,627,538
Micro Focus International P.L.C.	452,097	3,614,614
*Misys P.L.C.	1,833,430	6,528,528

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Morse P.L.C.	367,208	$285,576
Oxford Instruments P.L.C.	193,856	851,365
Phoenix IT Group, Ltd. P.L.C.	197,369	807,095
Premier Farnell P.L.C.	1,379,926	4,999,604
Psion P.L.C.	499,513	623,366
#*Raymarine P.L.C.	249,080	64,438
Renishaw P.L.C.	180,171	1,835,287
RM P.L.C.	363,499	983,145
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	348,025	7,471,351
*Scipher P.L.C.	34,563	—
*SDL P.L.C.	316,996	2,190,287
Spectris P.L.C.	490,382	6,710,282
Spirent Communications P.L.C.	2,461,978	4,512,343
*Telecity Group P.L.C.	25,779	160,503
*TT electronics P.L.C.	595,193	958,908
Vislink P.L.C.	588,460	211,775
*Wolfson Microelectronics P.L.C.	481,057	1,273,046
Xaar P.L.C.	220,887	429,099
Xchanging P.L.C.	541,322	1,732,838

Total Information Technology		117,242,030

Materials — (4.7%)
British Polythene Industries P.L.C.	102,332	394,563
Carclo P.L.C.	214,230	466,780
Croda International P.L.C.	484,717	7,433,197
Delta P.L.C.	591,338	1,661,752
DS Smith P.L.C.	1,591,931	3,267,952
Elementis P.L.C.	1,858,096	1,832,543
Ferrexpo P.L.C.	196,151	1,049,114
Filtrona P.L.C.	704,266	2,472,166
*Gem Diamonds, Ltd. P.L.C.	353,895	1,564,924
Hill & Smith Holdings P.L.C.	275,101	1,517,031
Hochschild Mining P.L.C.	223,726	849,184
*Inveresk P.L.C.	125,000	3,156
Marshalls P.L.C.	658,597	1,029,151
Mondi P.L.C.	943,611	6,369,567
Petropavlovsk P.L.C.	192,431	3,437,859
Porvair P.L.C.	146,460	151,510
RPC Group P.L.C.	383,195	1,440,183
Victrex P.L.C.	321,880	4,948,950
*Yule Catto & Co P.L.C.	505,169	1,587,103
Zotefoams P.L.C.	96,852	156,917

Total Materials		41,633,602

Telecommunication Services — (0.8%)
*COLT Telecom Group SA	1,213,428	2,297,366
Kcom Group P.L.C.	2,504,455	1,796,890
*TalkTalk Telecom Group P.L.C.	1,013,905	1,970,194
Telecom Plus P.L.C.	254,695	1,212,396

Total Telecommunication Services		7,276,846

Utilities — (1.1%)
Dee Valley Group P.L.C.	12,109	166,896
Drax Group P.L.C.	105,037	579,650
Northumbrian Water Group P.L.C.	1,011,148	4,180,821
Pennon Group P.L.C.	591,952	4,702,466

Total Utilities		9,629,833

TOTAL COMMON STOCKS		856,904,662

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
*SFI Holdings, Ltd. Litigation Certificate	26,713	$—
*Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		—

	Face Amount

	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/04/10 (Collateralized by $5,070,000 FNMA 6.00%, 10/01/38, valued at $3,456,383) to be repurchased at $3,405,072	$3,405	3,405,000

	Shares/ Face Amount

	(000)
SECURITIES LENDING COLLATERAL — (2.8%)
§@DFA Short Term Investment Fund	21,279,781	21,279,781
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,290,540) to be repurchased at $3,248,512	$3,248	3,248,463

TOTAL SECURITIES LENDING COLLATERAL		24,528,244

TOTAL INVESTMENTS — (100.0%)
(Cost $871,826,348)		$884,837,906

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (79.8%)
AUSTRIA — (2.5%)
Agrana Beteiligungs AG	16,245	$1,616,368
Andritz AG	116,739	7,147,662
*A-TEC Industries AG	21,828	293,023
Austria Email AG	715	6,200
*Austriamicrosystems AG	15,156	594,024
BKS Bank AG	3,120	72,282
*BWIN Interactive Entertainment AG	79,165	4,224,167
BWT AG	27,601	835,277
#*CA Immobilien Anlagen AG	130,641	1,628,592
*CAT Oil AG	13,767	147,995
Constantia Packaging AG	18,095	979,331
*Conwert Immobilien Invest AG	48,984	565,140
*EAG-Beteiligungs AG	1,650	10,962
EVN AG	40,914	683,282
#Flughafen Wien AG	39,948	2,241,430
*Frauenthal Holding AG	12,084	125,163
#*Intercell AG	104,732	2,778,051
Josef Manner & Co. AG	870	56,181
*Kapsch TrafficCom AG	3,843	158,611
#Lenzing AG	4,701	1,985,762
#Mayr-Melnhof Karton AG	31,265	3,040,580
Oberbank AG	37,973	2,190,456
#Oesterreichischen Post AG	98,332	2,821,079
#*Palfinger AG	45,976	1,230,876
#*RHI AG	93,231	3,112,779
Rosenbauer International AG	11,816	477,133
*S&T System Integration & Technology Distribution AG	6,404	95,544
#Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,682,571
*Semperit AG Holding	11,234	466,068
*Sparkassen Immobilien AG	58,185	388,483
Strabag SE	95,319	2,481,790
UBM Realitaetenentwicklung AG	1,440	57,500
#Uniqa Versicherungen AG	183,096	3,708,117
Voestalpine AG	65,130	2,422,624
*Warimpex Finanz und Beteiligungs AG	5,570	16,354
#*Wienerberger AG	154,026	2,863,348
*Wolford AG	11,165	245,205
*Zumtobel AG	76,175	1,642,608

TOTAL AUSTRIA		55,092,618

BELGIUM — (3.5%)
*Ablynx NV	8,768	82,523
Ackermans & van Haaren NV	81,854	5,650,618
*Agfa-Gevaert NV	368,855	2,736,022
*Banque Nationale de Belgique SA	952	5,054,771
*Barco NV	53,143	2,867,493
Bekaert SA	56,385	10,081,272
Co.Br.Ha Societe Commerciale de Brasserie SA	115	229,675
#Compagnie d’Entreprises CFE	40,394	2,242,834
*Compagnie du Bois Sauvage SA	87	17
#*Compagnie Immobiliere de Belgique SA	10,535	421,076
#Compagnie Maritime Belge SA	61,365	1,912,253
#*Deceuninck NV	247,412	629,810
*Devgen NV	10,607	128,866
D’Ieteren SA	12,852	6,020,251
Duvel Moorgat SA	8,799	681,656
#Econocom Group SA	65,485	1,015,669
#Elia System Operator SA NV	112,383	4,275,373

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Euronav SA	86,554	$1,911,558
EVS Broadcast Equipment SA	13,059	718,120
Exmar NV	127,551	896,399
Floridienne SA	2,033	301,850
*Galapagos NV	18,195	275,486
*Gimv NV	4,518	244,862
Hamon & Compagnie International SA	3,678	143,926
Henex SA	7,487	430,771
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	342,440
Ion Beam Applications SA	67,020	672,723
Jensen-Group NV	12,030	122,278
Kinepolis Group NV	5,063	278,998
#Lotus Bakeries NV	1,361	677,527
*Melexis NV	88,696	1,020,347
#*Nyrstar NV	140,979	1,829,589
#Omega Pharma SA	82,044	3,995,988
*Option NV	38,430	29,839
*Picanol NV	16,620	110,521
*RealDolmen NV	6,066	135,328
Recticel SA	52,387	555,591
*Resilux NV	4,095	281,604
#Rosier SA	655	236,469
*Roularta Media Group NV	4,696	118,775
SAPEC SA (4775951)	3,531	277,085
*SAPEC SA (5389544)	75	123
#Sioen Industries NV	52,140	323,848
Sipef NV	24,100	1,498,293
*Spector Photo Group SA	11,235	11,447
*Systemat-Datarelay SA	26,232	195,356
#*Telenet Group Holding NV	148,890	4,503,678
Ter Beke NV	2,281	164,121
Tessenderlo Chemie NV	90,268	2,890,402
#*ThromboGenics NV	25,665	569,969
*TiGenix NV	22,164	74,517
#Umicore SA	143,678	5,253,660
#Van De Velde NV	27,539	1,220,733
*VPK Packaging Group SA	12,084	435,425

TOTAL BELGIUM		76,779,825

DENMARK — (2.4%)
*Aarhus Lokalbank A.S	8,030	78,583
*Aktieselskabet Roskilde Bank A.S	32,685	2,046
*Aktieselskabet Skjern Bank A.S	3,276	83,875
#Alk-Abello A.S	17,279	1,321,518
*Alm. Brand A.S	27,560	397,531
*Amagerbanken A.S	64,790	426,144
Ambu A.S	22,100	565,782
#Arkil Holdings A.S. Series B	780	102,799
#Auriga Industries A.S. Series B	46,057	814,695
#*Bang & Olufsen Holdings A.S	91,461	1,048,302
#*Bavarian Nordic A.S	25,764	1,204,207
#*BoConcept Holding A.S	5,650	217,443
*Brodrene Hartmann A.S. Series B	11,730	216,970
*Brondbyernes IF Fodbold A.S. Series B	15,450	74,220
#D/S Norden A.S	58,223	2,671,648
*Dalhoff, Larson & Horneman A.S. Series B	32,000	144,305
*Dantherm Holding A.S	13,100	52,570
*DFDS A.S	11,236	841,534
*DiBa Bank A.S	2,300	29,797
*Djursland Bank A.S	8,970	231,719
#East Asiatic Co., Ltd. A.S	52,687	1,448,191

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
F.E. Bording A.S	600	$65,473
*Fionia Holding A.S	17,880	—
Fluegger A.S. Series B	4,198	353,982
#*Genmab A.S	50,134	548,971
*GN Store Nord A.S	517,039	4,170,487
*GPV Industi A.S	2,200	11,807
#*Greentech Energy Systems A.S	73,819	231,733
*Gronlandsbanken A.S	768	58,754
#*H&H International A.S. Series B	17,280	220,740
Harboes Bryggeri A.S	10,250	206,926
#Hojgaard Holding A.S. Series B	2,750	116,110
*IC Companys A.S	33,305	1,561,142
*Incentive A.S	3,575	11,831
*Jeudan A.S	4,571	376,093
*Jyske Bank A.S	86,253	3,483,749
*Lan & Spar Bank A.S	5,150	264,892
*Lastas A.S. Series B	11,200	84,625
*Lollands Bank A.S	750	26,069
*Maconomy Corp. A.S	7,833	16,717
#*Mols-Linien A.S	27,490	275,297
*NeuroSearch A.S	60,077	1,303,882
NKT Holding A.S	60,199	3,510,854
*Nordjyske Bank A.S	17,600	357,046
*Norresundby Bank A.S	7,350	230,611
*Ostjydsk Bank A.S	2,554	189,604
#*Parken Sport & Entertainment A.S	32,936	494,569
Per Aarsleff A.S. Series B	5,975	556,075
*Ringkjoebing Landbobank A.S	14,890	1,666,649
Roblon A.S. Series B	540	56,994
Rockwool International A.S	6,487	616,804
#*Royal Unibrew A.S	24,930	932,013
*Salling Bank A.S	910	61,703
*Sanistal A.S. Series B	4,051	56,332
Satair A.S	8,525	409,847
Schouw & Co. A.S	70,768	1,695,947
SimCorp A.S	16,263	3,119,719
*Sjaelso Gruppen A.S	29,228	57,204
*Skako Industries A.S	5,130	37,954
Solar Holdings A.S. Series B	8,103	550,935
Sondagsavisen A.S	36,665	263,659
*Spar Nord Bank A.S	115,369	1,324,018
*Sparbank A.S	10,930	211,020
*Sparekassen Faaborg A.S	1,972	303,460
*Sydbank A.S	174,749	5,121,619
Thrane & Thrane A.S	9,883	330,665
Tivoli A.S	969	609,818
*TK Development A.S	91,681	447,262
*Topdanmark A.S	28,029	3,460,845
*TopoTarget A.S	300,362	258,838
#Torm A.S	70,865	765,842
*Vestfyns Bank A.S	680	67,292
*Vestjysk Bank A.S	24,162	404,468

TOTAL DENMARK		53,532,825

FINLAND — (6.5%)
#*Ahlstrom Oyj	4,420	69,144
#*Aldata Solutions Oyj	194,535	183,187
#Alma Media Oyj	277,852	2,700,620
*Amanda Capital Oyj	67,120	152,826
#Amer Sports Oyj Series A	307,264	3,619,169
Aspo Oyj	68,141	613,754

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Atria P.L.C.	5,611	$90,526
#*Bank of Aland P.L.C.	17,663	572,499
BasWare Oyj	34,550	880,241
*Biotie Therapies Corp. Oyj	265,590	187,102
#Cargotec Oyj Series B	109,737	3,518,271
*Componenta Oyj	34,400	260,332
#Comptel P.L.C.	324,863	364,999
#Cramo Oyj	104,189	2,081,515
Digia P.L.C.	55,020	413,644
*Efore Oyj	114,965	134,007
*Elcoteq SE	3,041	8,369
*Elektrobit Corp. Oyj	2,476	3,889
Elisa Oyj	276,614	5,294,574
Etteplan Oyj	62,600	269,230
#*Finnair Oyj	186,376	1,059,950
*Finnlines Oyj	124,906	1,306,768
Fiskars Oyj Abp Series A	181,663	2,843,613
#F-Secure Oyj	444,369	1,373,203
*GeoSentric Oyj	244,900	9,702
#*Glaston Oyj Abp	131,940	281,370
#HKScan Oyj	72,398	857,691
Huhtamaki Oyj	338,637	3,939,040
#Ilkka-Yhtyma Oyj	60,256	549,396
#KCI Konecranes Oyj	232,703	7,470,867
Kemira Oyj	248,868	3,053,509
#Kesko Oyj	138,078	5,352,706
Laennen Tehtaat Oyj	18,920	445,081
*Lassila & Tikanoja Oyj	117,954	2,370,431
*Lemminkainen Oyj	13,072	481,543
#Metso Corp. Oyj	206,460	7,964,260
*M-Real Oyj Series B	3,525,955	12,251,527
Neomarkka Oyj	16,652	152,792
#Nokian Renkaat Oyj	325,926	7,661,297
Nordic Aluminium Oyj	10,440	273,767
Okmetic Oyj	54,904	267,996
Olvi Oyj Series A	31,354	1,123,814
Oriola-KD Oyj Series A	26,000	130,347
Oriola-KD Oyj Series B	148,242	719,972
Orion Oyj Series A	96,540	1,817,932
#Orion Oyj Series B	253,721	4,806,579
#Outokumpu Oyj	188,979	3,974,380
#Outotec Oyj	36,018	1,346,071
*PKC Group Oyj	48,390	712,838
#Pohjola Bank P.L.C.	372,375	4,067,061
Ponsse Oyj	22,814	273,881
#Poyry Oyj	179,728	2,512,291
Raisio P.L.C.	462,617	1,691,897
#Ramirent Oyj	299,709	3,434,380
Rapala VMC Oyj	113,258	827,356
#Rautaruukki Oyj Series K	135,670	2,844,865
Raute Oyj Series A	10,390	112,552
#Ruukki Group Oyj	303,857	731,779
#Sanoma Oyj	162,312	3,141,486
*Scanfil Oyj	123,479	460,252
Sponda Oyj	159,511	625,248
Stockmann Oyj Abp Series A	43,914	1,730,262
#Stockmann Oyj Abp Series B	99,920	3,727,783
Tecnomen Lifetree Oyj	2,061	2,462
Teleste Oyj	53,559	354,080
#Tieto Oyj	277,638	5,746,986
#*Tikkurila Oyj	62,217	1,312,997

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Trainers’ House P.L.C.	107,200	$64,180
Tulikivi Oyj	79,440	176,427
Turkistuottajat Oyj	8,490	96,104
#Uponor Oyj Series A	206,241	3,772,787
Vacon Oyj	42,777	1,863,199
Vaisala Oyj Series A	39,132	1,155,358
Viking Line Abp	10,400	455,455
#Wartsila Corp. Oyj Series B	41,988	2,137,975
Yit Oyj	206,080	4,352,719

TOTAL FINLAND		143,688,162

FRANCE — (10.7%)
Akka Technologies SA	6,655	122,532
Ales Groupe SA	32,239	544,930
*ALTEN SA	60,626	1,769,009
#*Altran Technologies SA	343,804	1,651,117
#April Group SA	70,725	2,199,680
Arkema SA	199,362	8,316,785
Assystem SA	52,519	810,240
#*Atari SA	8,567	47,743
*Atos Origin SA	143,571	7,275,071
Aubay SA	10,285	68,821
Audika SA	21,251	743,357
*Baccarat SA	1,090	243,815
Banque Tarneaud SA	1,430	214,766
*Beneteau SA	172,729	2,989,933
#Bigben Interactive	8,718	94,733
bioMerieux SA	5,557	602,282
Boiron SA	27,525	1,116,892
Boizel Chanoine Champagne SA	6,006	435,852
#Bonduelle SA	12,784	1,379,617
*Bongrain SA	14,661	1,149,326
#Bourbon SA	155,755	6,747,054
*Boursorama SA	5,476	65,310
*Bull SA	289,386	1,354,623
Burelle SA	3,894	620,941
*Cafom SA	5,092	87,334
Canal Plus SA	258,807	2,011,252
Carbone Lorraine SA	56,403	2,058,087
#CBo Territoria	28,320	161,240
#*Cegedim SA	16,591	1,344,494
*Club Mediterranee SA	60,303	1,010,148
*Compagnie Generale de Geophysique-Veritas SA	219,970	6,622,483
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	94,652
*CS Communication & Systemes SA	7,938	77,999
Damartex SA	21,101	573,282
Delachaux SA	26,973	1,720,331
#*Derichebourg SA	509,863	2,260,035
*Dynaction SA	14,655	158,069
EDF Energies Nouvelles SA	14,082	635,560
Electricite de Strasbourg SA	22,427	3,688,718
Entrepose Contracting SA	117	11,077
Esso S.A.F	8,945	1,194,194
#Establissements Maurel et Prom SA	305,061	4,716,902
Euler Hermes SA	36,906	3,052,638
#*Euro Disney SCA	48,370	303,073
Exel Industries SA	10,525	399,327
*Faiveley Transport SA	2,003	160,212
*Faurecia SA	76,758	1,537,792
Fimalac SA	29,963	1,481,630
#Fleury Michon SA	4,694	230,505

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#*Flo Groupe SA	29,358	$177,048
*Gascogne SA	6,907	322,701
Gaumont SA	14,184	1,078,068
#*GECI International SA	59,392	228,142
*Gemalto NV	149,247	6,652,952
Gevelot SA	3,584	130,474
GFI Informatique SA	122,870	472,123
#GIFI SA	7,360	489,281
Ginger Groupe Ingenierie Europe SA	10,523	248,281
GL Events SA	7,882	220,603
#GPE Groupe Pizzorno SA	5,200	137,402
Groupe Crit SA	24,255	785,436
*Groupe Eurotunnel SA	186,644	1,704,362
*Groupe Go Sport SA	2,740	70,458
#*Groupe Gorge SA	18,510	171,369
Groupe Guillin SA	1,200	107,473
#Groupe Open SA	27,590	251,643
Groupe Steria SCA	66,183	2,078,941
Guerbet SA	5,824	674,811
Guyenne et Gascogne SA	25,024	2,574,195
#Haulotte Group SA	55,825	657,267
Havas SA	1,165,955	6,244,766
Idsud SA	2,227	73,740
#Imerys SA	39,232	2,391,610
Ingenico SA	103,297	2,579,230
Ipsen SA	5,349	255,522
Ipsos SA	83,610	3,199,773
*JC Decaux SA	51,262	1,473,870
*Kaufman & Broad SA	2,387	60,160
Korian SA	5,455	133,710
Laurent-Perrier SA	11,820	1,100,858
#*Lectra SA	83,499	292,470
#Lisi SA	16,055	993,616
#LVL Medical Groupe SA	24,346	514,632
M6 Metropole Television SA	148,116	3,829,589
Maisons France Confort SA	1,726	76,046
#*Manitou BF SA	46,187	819,043
Manutan International SA	13,379	836,802
*MGI Coutier SA	2,753	88,338
#Mr. Bricolage SA	23,846	462,744
#Naturex SA	8,691	351,221
#Neopost SA	61,086	4,857,955
Nexans SA	92,377	7,282,145
Nexity SA	23,401	854,855
Norbert Dentressangle SA	12,330	964,484
*Oeneo SA	102,487	165,626
#Orpea SA	96,748	4,046,280
*Osiatis SA	1,400	7,731
#PagesJaunes SA	216,500	2,593,816
Paris Orleans et Cie SA	2,708	69,387
Pierre & Vacances SA	15,567	1,256,269
Plastic Omnium SA	29,952	1,310,949
*Plastivaloire SA	4,552	89,072
PSB Industries SA	8,438	259,537
Rallye SA	77,113	2,836,885
#*Recylex SA	35,449	385,674
#Remy Cointreau SA	76,509	4,137,446
*Rexel SA	234,965	3,985,251
*Rhodia SA	224,856	5,193,417
Robertet SA	3,167	397,707
*Rougier SA	6,115	222,171

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Rubis SA	32,177	$2,648,840
*S.T. Dupont SA	39,440	9,964
#*Sa des Ciments Vicat SA	158	12,421
Sabeton SA	13,500	216,741
Saft Groupe SA	55,016	1,998,468
SAMSE SA	8,342	744,501
#SCOR SE	22,342	527,021
SEB SA	87,918	6,686,682
Sechilienne SA	56,504	1,820,909
Securidev SA	2,500	58,360
*SeLoger.com SA	7,108	287,096
Signaux Girod SA	894	88,858
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	205,809
Societe BIC SA	84,787	6,591,662
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,002,038
Societe Pour l’Informatique Industrielle SA	40,908	217,197
#Societe Television Francaise 1 SA	171,170	3,173,926
#*Soitec SA	107,280	1,475,560
#Somfy SA	21,738	4,289,972
Sopra Group SA	22,982	1,742,326
Sperian Protection SA	18,519	1,734,163
#Stallergenes SA	31,063	2,465,778
Stef-TFE SA	28,838	1,649,693
Sucriere de Pithiviers Le Vieil SA	1,745	1,621,590
Synergie SA	32,941	929,327
#*Technicolor SA	1,013,751	1,061,645
Teleperformance SA	158,000	5,523,220
Tessi SA	5,050	369,425
#*Theolia SA	86,282	332,412
Tonnellerie Francois Freres SA	3,839	145,314
Toupargel Groupe SA	75	1,591
*UbiSoft Entertainment SA	196,028	2,501,001
#Union Financiere de France Banque SA	15,895	555,475
*Valeo SA	232,962	7,792,093
Viel et Compagnie SA	158,130	592,942
#Vilmorin & Cie SA	18,821	1,810,451
Virbac SA	16,251	1,794,213
VM Materiaux SA	6,914	425,660
Vranken Pommery Monopole SA	12,131	549,567
#Zodiac Aerospace SA	105,911	5,522,360
Zueblin Immobiliere France SA	1,285	6,373

TOTAL FRANCE		235,265,534

GERMANY — (11.6%)
A.S. Creation Tapeton AG	6,853	280,600
*AAP Implantate AG	47,250	97,002
*Aareal Bank AG	492,663	10,749,514
*Abwicklungsellschaft Roesch AG	7,300	379
*Adlink Internet Media AG	69,691	326,083
*ADVA AG Optical Networking	26,931	148,508
Agrob Immobilien AG	5,800	70,467
#*Air Berlin P.L.C.	39,275	210,024
#Aixtron AG	259,027	8,183,192
*Aligna AG	318,087	193,966
Amadeus Fire AG	16,192	450,816
Andreae-Noris Zahn AG	26,412	838,746
Augusta Technologie AG	26,396	391,834
Aurubis AG	144,707	7,327,699
*Axel Springer AG	1,437	163,011
Baader Bank AG	132,511	592,179
#*Balda AG	13,123	53,951

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Bauer AG	9,369	$390,783
*BayWa AG	6,512	259,319
Bechtle AG	39,024	1,163,773
#Bertrandt AG	22,607	831,671
*Beta Systems Software AG	8,550	29,870
Bilfinger Berger AG	162,980	10,808,808
*Biolitec AG	26,843	143,688
Biotest AG	20,784	1,029,611
*BKN International AG	33,408	3,214
*BMP AG	45,099	44,912
*Borussia Dortmund GmbH & Co. KGaA	208,512	318,123
Carl Zeiss Meditec AG	36,394	573,904
*Centrosolar Group AG	10,451	56,902
*Centrotec Sustainable AG	41,054	719,578
*Centrotherm Photovoltaics AG	5,094	210,347
Cewe Color Holding AG	13,917	517,522
Comdirect Bank AG	131,903	1,433,171
*Compugroup Holding AG	1,805	20,122
#*Constantin Medien AG	314,299	753,161
*CropEnergies AG	6,700	33,401
CTS Eventim AG	50,168	2,669,222
#Curanum AG	83,165	250,957
D. Logistics AG	113,203	176,193
DAB Bank AG	130,043	800,680
Data Modul AG	10,414	142,765
*Demag Cranes AG	14,647	504,745
*Deutsche Beteiligungs AG	5,839	134,345
Deutsche Euroshop AG	38,874	1,219,005
*Deutsche Wohnen AG	68,918	618,445
*Deutz AG	249,610	1,421,011
*Dierig Holding AG	10,500	122,199
Douglas Holding AG	100,341	4,525,667
*Dr. Hoenle AG	14,858	128,751
*Drillisch AG	92,184	650,105
Duerr AG	34,299	816,306
DVB Bank SE	173,470	5,785,757
Eckert & Ziegler AG	2,450	65,836
Elexis AG	32,938	460,928
*Elmos Semiconductor AG	34,592	304,353
ElreingKlinger AG	18,000	503,207
Erlus AG	2,970	98,258
Euwax AG	17,978	1,233,228
#*Evotec AG	1,165,338	3,020,508
Fielmann AG	56,670	4,281,678
*Freenet AG	225,238	2,629,789
#Fuchs Petrolub AG	8,071	770,843
#GBW AG	28,417	489,670
GEA Group AG	175,900	3,905,850
Gerresheimer AG	41,348	1,434,904
Gerry Weber International AG	42,943	1,455,796
Gesco AG	9,182	479,261
GFK SE	68,806	2,556,094
#GFT Technologies AG	66,050	269,628
Gildemeister AG	43,990	594,977
*Grammer AG	5,985	74,201
Grenkeleasing AG	31,484	1,365,562
Hamborner REIT AG	62,350	644,610
#Hamburger Hafen und Logistik AG	33,553	1,220,929
*Hansa Group AG	146,815	213,248
Hawesko Holding AG	19,463	663,576
*Heidelberger Druckmaschinen AG	53,475	448,183

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Hochtief AG	30,167	$2,486,507
*Homag Group AG	3,782	67,112
*IKB Deutsche Industriebank AG	21,843	21,004
Indus Holding AG	40,147	829,042
Innovation in Traffic Systems AG	23,949	448,448
Interseroh SE	21,642	1,334,159
#*Intershop Communications AG	58,426	128,406
Isra Vision Systems AG	10,917	197,621
#*IVG Immobilien AG	405,469	3,209,714
*Jenoptik AG	153,250	881,704
*Kampa AG	35,505	7,847
#*Kizoo AG	30,501	349,734
*Kloeckner & Co. SE	65,425	1,734,146
*Koenig & Bauer AG	1,931	36,068
Kontron AG	176,510	1,683,402
Krones AG	69,323	3,969,139
KSB AG	4,226	2,627,478
#*Kuka AG	83,226	1,262,076
KWS Saat AG	17,224	2,809,948
#Lanxess AG	218,704	10,328,223
Leifheit AG	12,500	292,453
Leoni AG	108,940	2,522,426
Loewe AG	25,187	310,738
*LPKF Laser & Electronics AG	1,671	16,822
*Manz Automation AG	553	38,660
*Marbert AG	1,360	3,644
*MasterFlex AG	7,812	36,480
*Maxdata Computer AG	94,120	15,163
Mediclin AG	119,554	579,163
#*Medigene AG	87,499	313,682
#Medion AG	81,672	1,075,307
Mensch und Maschine Software AG	27,532	130,559
MLP AG	205,563	2,053,693
*Mologen AG	22,062	280,546
*Morphosys AG	57,456	1,177,001
MTU Aero Engines Holding AG	163,223	8,948,890
#Muehlbauer Holding & Co. AG	14,905	425,251
MVV Energie AG	114,055	4,718,141
*Nemetschek AG	23,340	665,035
*Nexus AG	33,813	134,957
#*Nordex SE	104,915	1,088,277
#OHB Technology AG	35,659	671,152
Oldenburgische Landesbank AG	4,234	253,322
P&I Personal & Informatik AG	17,889	448,173
#*Patrizia Immobilien AG	2,483	10,207
Pfeiffer Vacuum Technology AG	30,723	2,289,450
#*Pfleiderer AG	158,664	977,851
*PNE Wind AG	162,926	508,794
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	65,143
Progress-Werk Oberkirch AG	6,250	222,571
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	425,899
Puma AG Rudolf Dassler Sport	2,479	828,027
*PVA TePla AG	46,019	298,875
*QIAGEN NV	98,181	2,272,281
*QSC AG	287,340	563,043
R. Stahl AG	14,410	385,797
#Rational AG	14,646	2,394,493
REALTECH AG	13,541	150,322
Renk AG	18,838	1,427,973
#*Repower Systems AG	5,276	859,903
Rheinmetall AG	107,359	7,473,083

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Rhoen-Klinikum AG	379,608	$9,758,046
Ruecker AG	18,949	163,469
*S.A.G. Solarstrom AG	2,145	11,926
Sartorius AG	30,837	866,441
*Sektkellerei Schloss Wachenheim AG	14,520	181,643
*SER Systems AG	9,400	162
#*SGL Carbon SE	217,830	7,062,079
#*Singulus Technologies AG	37,695	305,218
*Sinner AG	2,660	52,892
Sixt AG	36,856	1,081,228
*SKW Stahl-Metallurgie Holding AG	4,263	95,548
*Sky Deutschland AG	388,970	840,022
*SM Wirtschaftsberatungs AG	18,841	124,647
#Software AG	70,053	8,018,342
#*Solar Millennium AG	34,471	949,648
#Solarworld AG	110,335	1,594,276
#*Solon SE	18,438	127,746
Stada Arzneimittel AG	173,213	6,791,594
STINAG Stuttgarter Invest AG	35,003	850,083
*Stoehr & Co. AG	11,000	27,423
Stratec Biomedical Systems AG	26,506	986,757
Sued-Chemie AG	28,301	3,513,558
Suedzucker AG	7,437	151,491
*Suss Microtec AG	59,969	360,169
Symrise AG	164,574	4,187,416
Syzygy AG	30,656	154,501
#Takkt AG	126,507	1,415,570
TDS Informationstechnologie AG	89,063	486,522
Telegate AG	20,500	248,350
Tognum AG	122,426	2,533,053
#*Tomorrow Focus AG	113,715	513,855
#*TUI AG	242,621	2,675,181
*UMS United Medical Systems International AG	22,300	192,830
Umweltbank AG	17,805	391,186
*United Internet AG	167,408	2,510,083
VBH Holding AG	9,415	53,143
*Verbio AG	20,233	87,771
#*Versatel AG	12,209	114,978
Vossloh AG	35,932	3,731,657
*VTG AG	6,036	98,573
Wacker Neuson SE	5,495	72,966
*Wanderer-Werke AG	7,903	9,327
Wincor Nixdorf AG	112,151	7,627,473
Wirecard AG	255,878	2,842,839
Wuerttembergische Lebensversicherung AG	27,308	841,963
Wuerttembergische Metallwarenfabrik AG	29,451	971,817
Zhongde Waste Technology AG	2,018	41,570

TOTAL GERMANY		256,053,178

GREECE — (2.2%)
*Aegean Airlines S.A	5,746	22,795
*Aegek S.A	120,000	113,190
*Agricultural Bank of Greece S.A	418,043	754,030
Alapis Holdings Industrial & Commercial S.A	2,408,437	986,830
*Alfa Alfa Energy S.A	3,810	7,051
*Altec S.A. Information & Communication Systems	80,278	15,921
Alumil Aluminum Industry S.A	52,886	52,885
*Alysida S.A	2,376	6,299
*Anek Lines S.A	605,331	313,488
*Aspis Bank S.A	228,007	152,167
*Astir Palace Hotels S.A	93,886	300,914

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Athens Medical Center S.A	150,874	$213,569
*Atlantic Supermarkets S.A	35,080	25,631
*Attica Bank S.A	181,970	280,951
*Atti-Kat S.A	56,554	19,995
Autohellas S.A	83,520	206,711
*Babis Vovos International Construction S.A	59,807	218,126
*Balafas S.A	15,200	3,845
*Balkan Real Estate S.A	41,970	36,829
Bank of Greece S.A	73,229	3,929,739
*Benrubi S.A	20,823	96,197
Centric Multimedia S.A	51,942	37,125
*Daios Plastics S.A	16,350	167,251
*Diagnostic & Therapeutic Center of Athens Hygeia S.A	177,709	269,834
*Dynamic Life S.A	16,440	—
Elastron S.A	224,178	118,605
*Elbisco Holding S.A	28,098	13,468
Elektrak S.A	36,580	117,530
*Elektroniki Athinon S.A	34,490	73,495
*Elephant S.A	26,310	—
Ellaktor S.A	508,053	2,393,371
*Emporiki Bank of Greece S.A	5,563	27,702
*Etma Rayon S.A	11,242	21,105
*Euro Reliance General Insurance Co. S.A	55,110	41,978
*Euromedica S.A	67,698	324,379
EYDAP Athens Water Supply & Sewage Co. S.A	71,512	592,318
F.G. Europe S.A	4,536	5,566
*Folli-Follie S.A	23,115	531,802
*Forthnet S.A	226,337	246,461
Fourlis Holdings S.A	128,489	1,278,754
*Frigoglass S.A	85,507	1,154,071
GEK Terna S.A	267,249	1,568,660
*Geniki Bank S.A	300,115	254,813
*Halkor S.A	226,556	258,697
*Hellenic Cables S.A	65,236	99,260
Hellenic Duty Free Shops S.A	98,334	653,982
Hellenic Exchanges S.A	142,280	1,169,680
Hellenic Petroleum S.A	225,103	2,424,979
*Hellenic Sugar Industry S.A	78,005	67,906
*Heracles General Cement Co. S.A	77,436	535,347
Iaso S.A	206,042	725,194
Inform P. Lykos S.A	35,570	52,011
*Informatics S.A	3,778	1,559
*Intracom Holdings S.A	181,308	186,969
*Intracom Technical & Steel Constructions S.A	345,350	173,212
*Intralot SA-Integrated Lottery Systems & Services S.A	176,911	764,050
*Ionian Hotel Enterprises S.A	16,914	315,282
*Ipirotiki Software & Publications S.A	22,110	57,110
*JUMBO S.A	64,542	474,347
Karelia Tobacco Co., Inc. S.A	5,787	544,871
*Kathimerini Publishing S.A	47,170	311,964
*Lambrakis Press S.A	115,149	169,646
*Lan-Net S.A	12,688	20,272
*Lavipharm S.A	96,324	89,933
*Loulis Mills S.A	41,702	88,762
Marfin Investment Group S.A	1,067,693	2,046,661
*Marfin Popular Bank Public Co., Ltd. S.A	489,845	1,180,402
*Maritime Company of Lesvos S.A	299,836	191,624
Metka S.A	97,586	1,267,903
Michaniki S.A	165,545	166,537
Motor Oil (Hellas) Corinth Refineries S.A	129,895	1,584,897
Mytilineos Holdings S.A	308,027	1,900,903

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Neorion Holdings S.A	24,145	$22,271
*Pegasus Publishing S.A	95,510	318,700
*Piraeus Bank S.A	510,830	3,847,072
Piraeus Port Authority S.A	17,752	292,983
*Promota Hellas S.A	8,860	2,713
*Proton Bank S.A	79,994	123,217
*Real Estate Development & Services S.A	94,497	123,574
S&B Industrial Minerals S.A	54,669	342,989
*Sanyo Hellas S.A	23,637	5,646
Sarantis S.A	74,884	450,687
*Selected Textile S.A	87,690	37,217
*Sfakianakis S.A	91,320	114,354
*Spyroy Agricultural Products S.A	61,348	43,985
Teletypos S.A. Mega Channel	77,669	441,270
*Terna Energy S.A	77,105	427,627
*Themeliodomi S.A	37,422	18,435
Thessaloniki Port Authority S.A	6,936	116,247
*Thessaloniki Water Supply & Sewage Co S.A	8,309	51,372
*Thrace Plastics Co. S.A	109,280	79,131
Titan Cement Co. S.A	111,366	2,963,422
*TT Hellenic Postbank S.A	645,380	2,838,803
*Varvaressos S.A.-European Spinning Mills	36,350	8,712
Viohalco S.A	406,612	1,836,346

TOTAL GREECE		49,026,184

IRELAND — (2.4%)
*Abbey P.L.C.	84,370	543,163
*Aer Lingus Group P.L.C.	380,166	371,548
*Allied Irish Banks P.L.C.	1,091,719	2,070,816
*Aminex P.L.C.	496,086	83,441
*BlackRock International Land P.L.C.	897,420	44,736
C&C Group P.L.C. (B010DT8)	399,607	1,898,836
C&C Group P.L.C. (B011Y09)	318,475	1,523,771
DCC P.L.C.	308,989	8,252,891
Donegal Creameries P.L.C.	26,085	79,802
*Dragon Oil P.L.C.	1,347,570	9,949,190
FBD Holdings P.L.C.	125,728	1,307,441
Fyffes P.L.C.	1,020,533	485,969
Glanbia P.L.C. (0066950)	700,613	2,988,144
Glanbia P.L.C. (4058629)	2,463	10,514
*Governor & Co. of the Bank of Ireland P.L.C. (The)	499,124	1,094,897
Grafton Group P.L.C.	146,048	705,378
Greencore Group P.L.C.	615,927	1,103,587
IFG Group P.L.C.	337,495	533,211
*Independent News & Media P.L.C.	2,226,420	412,844
Irish Continental Group P.L.C.	91,000	2,042,291
*Irish Life & Permanent Group Holdings P.L.C.	117,549	474,437
*Kenmare Resources P.L.C.	4,136,548	832,870
*Kingspan Group P.L.C.	351,640	3,292,953
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	182,654
Paddy Power P.L.C.	180,573	6,347,171
*Providence Resources P.L.C.	6,258,198	329,566
*Smurfit Kappa Group P.L.C.	273,766	2,806,302
Total Produce P.L.C.	871,395	440,803
United Drug P.L.C.	820,214	2,853,533
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		53,062,759

ITALY — (6.6%)
*A.S. Roma SpA	293,436	324,558

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
ACEA SpA	177,488	$1,807,138
Acegas-APS SpA	110,973	626,736
*Acotel Group SpA	775	61,803
Actelios SpA	43,396	208,895
*Aedes SpA	385,688	110,720
Aeroporto de Firenze SpA	17,399	316,370
#*Alerion Cleanpower SpA	347,735	276,022
*Amplifon SpA	127,871	665,157
Ansaldo STS SpA	88,054	1,612,366
*Arnoldo Mondadori Editore SpA	361,989	1,403,731
#Ascopiave SpA	1,411	3,128
#Astaldi SpA	216,415	1,622,875
*Autogrill SpA	231,260	2,816,923
Azimut Holding SpA	424,469	4,783,187
Banca Finnat Euramerica SpA	685,945	514,453
Banca Generali SpA	21,809	233,445
#Banca Ifis SpA	52,946	558,370
*Banca Intermobiliare SpA	53,708	296,890
#Banca Piccolo Credito Valtellinese Scarl	478,970	3,001,446
*Banca Popolare dell’Emilia Romagna Scrl	88,663	1,156,778
Banca Popolare di Milano Scarl	1,012,836	5,696,304
#*Banca Popolare di Sondrio Scarl	354,150	3,254,212
*Banca Profilo SpA	253,156	183,738
#Banco di Desio e della Brianza SpA	232,296	1,207,519
#Beghelli SpA	427,981	387,814
#Benetton Group SpA	209,290	1,799,298
#Beni Stabili SpA	1,309,500	1,140,501
#*Biesse SpA	54,004	449,271
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	452,727
#Brembo SpA	141,075	1,108,464
Bulgari SpA	395,239	3,285,147
*Buongiorno SpA	156,104	205,805
Buzzi Unicem SpA	181,223	2,694,136
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,036,480
Caltagirone Editore SpA	2,323	6,499
Caltagirone SpA	246,310	757,051
*Cam Finanziaria SpA	36,527	12,691
*Carraro SpA	113,633	385,986
Cembre SpA	40,330	267,129
Cementir Holding SpA	254,820	1,003,840
*Class Editore SpA	165,655	124,801
#Credito Artigiano SpA	361,183	820,184
#Credito Bergamasco SpA	132,655	4,456,864
*Credito Emiliano SpA	228,115	1,393,439
CSP International Fashion Group SpA	13,481	18,289
*Dada SpA	6,181	34,132
*d’Amico International Shipping SA	88,637	140,440
#Danieli & Co. SpA	54,740	1,382,503
Davide Campari - Milano SpA	457,009	4,665,869
#De Longhi SpA	305,654	1,311,272
DiaSorin SpA	30,626	1,141,795
*Digital Multimedia Technologies SpA	24,275	437,514
*EEMS Italia SpA	90,607	191,865
Elica SpA	40,630	96,609
Emak SpA	57,399	317,063
*Engineering Ingegneria Informatica SpA	5,313	171,963
#*ERG Renew SpA	166,032	176,163
ERG SpA	189,613	2,607,419
#*ErgyCapital SpA	4,794	4,629
#Esprinet SpA	58,242	582,946
*Eurotech SpA	68,175	230,115

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Fastweb SpA	35,779	$688,064
#Fiera Milano SpA	37,863	216,720
#Fondiaria - SAI SpA	137,897	1,910,171
Gas Plus SpA	975	7,695
Gefran SpA	31,849	95,300
*Gemina SpA	1,186,766	988,464
#Geox SpA	149,354	966,708
#Gewiss SpA	232,707	993,028
Granitifiandre SpA	79,737	371,960
*Gruppo Ceramiche Ricchetti SpA	127,131	61,620
*Gruppo Coin SpA	77,286	549,966
#*Gruppo Editoriale L’Espresso SpA	639,121	1,922,237
Hera SpA	1,492,778	3,168,729
*I Grandi Viaggi SpA	98,547	130,976
*Immsi SpA	696,806	821,671
Impregilo SpA	1,180,326	3,675,327
*Indesit Co. SpA	177,464	2,391,070
#Industria Macchine Automatiche SpA	58,626	1,146,054
Industria Romagnola Conduttori Elettrici SpA	43,452	78,688
Intek SpA	247,974	184,207
#*Interpump Group SpA	241,525	1,212,982
#Iride SpA	1,343,807	2,550,617
*Isagro SpA	10,591	44,076
Italcementi SpA	176,561	2,007,759
*Italmobiliare SpA	23,493	861,683
KME Group SpA	413,285	158,242
#Landi Renzo SpA	57,780	238,620
Lottomatica SpA	124,037	2,247,024
*Maire Tecnimont SpA	575,375	2,360,909
#*Mariella Burani SpA	32,721	109,896
MARR SpA	127,201	1,178,582
Mediolanum SpA	170,520	866,684
#Milano Assicurazioni SpA	635,144	1,508,992
*Monrif SpA	315,834	190,850
*Montefibre SpA	172,887	39,383
Nice SpA	18,200	74,780
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	103,385
Piaggio & C. SpA	353,619	1,105,043
*Pininfarina SpA	82,321	269,343
*Pirelli & Co. SpA	6,723,096	3,868,255
*Premafin Finanziaria SpA	961,257	1,307,400
Prysmian SpA	244,229	4,397,629
#Recordati SpA	390,377	2,936,347
*Reply SpA	2,796	64,374
*Retelit SpA	15,691	8,260
*Richard-Ginori 1735 SpA	140,800	12,093
Sabaf SpA	22,649	510,460
#SAES Getters SpA	30,068	236,987
*Safilo Group SpA	758,103	459,547
#Saras SpA	851,107	2,046,410
Screen Service Broadcasting Technologies SpA	134,844	113,057
#*Seat Pagine Gialle SpA	1,247,253	283,029
*Snai SpA	85,704	325,079
#Societa Iniziative Autostradali e Servizi SpA	129,493	1,191,545
#*Societe Cattolica di Assicurazoni Scrl SpA	166,478	5,222,099
*Sogefi SpA	173,096	504,314
Sol SpA	166,511	972,255
*Sorin SpA	1,079,611	2,126,643
#*Stefanel SpA	216,413	78,034
*Telecom Italia Media SpA	10,954	10,854

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Tiscali SpA	3,437,478	$732,543
Tod’s SpA	45,421	3,332,540
Trevi Finanziaria SpA	121,804	2,007,920
*Uni Land SpA	51,835	55,469
#*Unipol Gruppo Finanziario SpA	1,639,334	1,716,811
Vianini Industria SpA	59,070	113,359
Vianini Lavori SpA	175,180	1,081,789
*Vincenzo Zucchi SpA	17,590	11,802
Vittoria Assicurazioni SpA	121,346	633,577
Zignago Vetro SpA	11,414	66,073

TOTAL ITALY		143,965,536

NETHERLANDS — (4.9%)
#Aalberts Industries NV	355,012	5,783,828
Accell Group NV	34,727	1,570,435
*AFC Ajax NV	18,134	162,742
#*AMG Advanced Metallurgical Group NV	10,350	114,544
#Amsterdam Commodities NV	58,056	455,724
#Arcadis NV	180,820	3,910,195
#*ASM International NV	196,173	5,111,863
*Atag Group NV	4,630	1,788
#*B, Inc. Bank NV	66,749	933,623
Batenburg Beheer NV	10,306	275,953
Beter Bed Holding NV	67,391	1,655,272
Brunel International NV	49,814	1,827,701
Crown Van Gelder NV	18,307	189,047
#*Crucell NV	230,971	4,835,684
*Crucell NV ADR	45,768	961,586
#*CSM NV	107,533	3,474,932
DOCdata NV	22,463	268,033
*Draka Holding NV	47,528	927,721
Exact Holding NV	58,417	1,464,997
*Fornix Biosciences NV	29,890	178,859
Fugro NV	78,737	5,125,257
*Gamma Holding NV	1,384	23,213
Grontmij NV	74,782	1,740,609
Hunter Douglas NV	21	1,056
Imtech NV	240,919	7,597,862
#*InnoConcepts NV	237,971	189,265
*Kardan NV	32,036	182,065
KAS Bank NV	47,193	791,356
Kendrion NV	39,829	527,619
#Koninklijke Bam Groep NV	415,704	3,116,276
Koninklijke Boskalis Westminster NV	133,054	6,001,579
#Koninklijke Ten Cate NV	98,297	2,682,281
Koninklijke Vopak NV	65,067	5,336,894
#Macintosh Retail Group NV	43,877	977,929
Mediq NV	208,313	3,862,831
#Nederlandsche Apparatenfabriek NV	28,810	765,518
Nutreco Holding NV	136,273	8,526,171
*Ordina NV	150,761	801,613
*Punch Graphix NV	49,509	293,415
*Qurius NV	335,655	144,666
*Randstad Holdings NV	25,148	1,274,222
*Roto Smeets Group NV	12,418	217,878
Royal Reesink NV	2,050	183,273
SBM Offshore NV	259,949	5,115,415
Sligro Food Group NV	92,887	3,125,616
*SNS Reaal Groep NV	203,922	1,178,457
*Stern Groep NV	1,258	32,583
*Super De Boer NV	255,159	—

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Telegraaf Media Groep NV	163,704	$3,358,304
*Textielgroep Twenthe NV	1,000	3,329
TKH Group NV	98,188	2,057,217
#*TomTom NV	175,974	1,409,671
*Unit 4 Agresso NV	74,403	1,944,585
*USG People NV	203,344	3,582,534
#*Van der Moolen Holding NV	117,201	4,660
Wavin NV	428,264	854,443

TOTAL NETHERLANDS		107,134,189

NORWAY — (3.6%)
*ABG Sundal Collier Holding ASA	94,209	119,622
#Acergy SA	192,943	3,675,520
#*Acta Holding ASA	230,000	111,042
#*Aker ASA	6,773	176,936
Aker Kvaerner ASA	140,625	2,350,164
#*Aktiv Kapital ASA	78,617	556,867
Arendals Fosse Kompani ASA	100	28,525
#Atea ASA	222,782	1,824,670
#*Austevoll Seafood ASA	49,188	391,440
#*Blom ASA	80,567	104,451
Bonheur ASA	50,200	1,461,300
*BW Offshore, Ltd. ASA	169,809	277,483
*BWG Homes ASA	39,939	122,772
*Camillo Eitze & Co. ASA	58,200	146,045
*Cermaq ASA	201,540	2,242,111
#*Copeinca ASA	42,440	360,374
*Deep Sea Supply PLC	102,000	208,015
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	4,522,071
*Det Norske Oljeselskap ASA (B1L95G3)	29,088	156,135
*Dockwise, Ltd. ASA	14,262	413,350
#*DOF ASA	117,912	871,913
#*EDB Business Partner ASA	164,034	501,504
#*Eitzen Chemical ASA	96,571	37,583
#Ekornes ASA	109,590	2,373,933
*Eltek ASA	28,000	13,141
#Farstad Shipping ASA	59,440	1,608,159
Ganger Rolf ASA	52,803	1,421,255
*Golar LNG Energy, Ltd.	2,043	2,976
Golar LNG, Ltd.	16,969	221,066
#*Golden Ocean Group, Ltd. ASA	570,600	1,136,059
*Grieg Seafood ASA	49,735	150,211
#*Havila Shipping ASA	22,400	240,698
*IOT Holdings ASA	75,603	3,209
#*Kongsberg Automotive ASA	352,000	299,008
#Kongsberg Gruppen ASA	126,836	2,494,809
*Kverneland Group ASA	258,080	157,770
Leroy Seafood Group ASA	18,560	440,319
#*Marine Harvest ASA	4,015,581	3,726,010
Nordic Semiconductor ASA	27,509	495,621
#*Norse Energy Corp. ASA	1,225,381	730,562
#*Norske Skogindustrier ASA Series A	320,620	490,323
*Norwegian Air Shuttle ASA	49,007	1,106,730
*Norwegian Energy Co. ASA	342,631	956,816
Odfjell ASA Series A	92,300	720,936
#*Olav Thon Eiendomsselskap ASA	12,960	1,683,701
#Opera Software ASA	127,285	505,325
*PCI Biotech AS	3,357	32,438
*Petroleum Geo-Services ASA	351,000	4,830,689
*Petrolia Drilling ASA	7,286,093	457,262
Photocure ASA	33,562	285,899

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Pronova BioPharma ASA	363,384	$1,160,967
Prosafe ASA	372,606	2,077,797
*Prosafe Production Public, Ltd. ASA	276,171	693,201
#*Q-Free ASA	80,000	258,578
Rieber & Son ASA Series A	106,654	775,819
*Salmar ASA	4,155	40,140
#Scana Industrier ASA	299,618	438,779
#*Schibsted ASA	98,537	2,445,193
*Scorpion Offshore, Ltd. ASA	24,793	161,210
*Seabird Exploration, Ltd. ASA	106,000	70,970
*Sevan Marine ASA	877,656	1,270,557
#*Siem Offshore, Inc. ASA	64,178	125,126
#Solstad Offshore ASA	57,000	1,204,290
*Songa Offshore SE	187,462	859,735
#SpareBanken 1 SMN	178,812	1,467,001
*Storebrand ASA	601,700	4,525,399
#*TGS Nopec Geophysical Co. ASA	404,241	7,747,472
#Tomra Systems ASA	587,328	2,817,435
*TTS Marine ASA	41,000	55,783
#Veidekke ASA	310,230	2,595,937
#Wilh. Wilhelmsen ASA	60,550	1,460,309

TOTAL NORWAY		79,496,516

PORTUGAL — (1.0%)
#*Altri SGPS SA	94,568	568,014
#Banco BPI SA	559,833	1,258,273
Banif SGPS SA	193,177	243,797
*Corticeira Amorim SA	223,729	274,801
*Finibanco Holdings SGPS SA	291,186	517,041
Ibersol SGPS SA	20,401	191,100
#*Impresa SGPS	369,303	757,220
#*Investimentos Participacoes e Gestao SA	319,480	233,039
#Jeronimo Martins SGPS SA	506,890	5,245,018
#Mota-Engil SGPS SA	341,524	1,229,532
*Novabase SGPS SA	65,729	352,989
*ParaRede SGPS SA	94,525	84,305
Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,158,612
#Redes Energeticas Nacionais SA	332,838	1,195,070
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	364,931
Sociedade de Investimento e Gestao SGPS SA	256,388	2,594,361
#*Sonae Industria SGPS SA	264,159	807,229
#Sonae SGPS SA	1,188,232	1,307,063
#*Sonaecom SGPS SA	453,482	795,909
*Sumol + Compal SA	67,967	128,653
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	882,482
Toyota Caetano Portugal SA	53,308	234,934
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,321,252

TOTAL PORTUGAL		22,745,625

SPAIN — (4.5%)
#Abengoa SA	134,166	3,262,976
Adolfo Dominguez SA	20,351	306,670
Almirall SA	144,031	1,559,951
#Amper SA	88,114	585,561
#Antena 3 de Television SA	240,050	2,222,073
#*Avanzit SA	555,254	453,256
*Azkoyen SA	70,532	262,885
#Banco de Valencia SA	65,366	381,103
Banco Guipuzcoano SA	339,914	2,535,882
#Banco Pastor SA	259,826	1,415,813
*Baron de Ley SA	13,910	671,107

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Bolsas y Mercados Espanoles SA	144,435	$3,993,594
Caja de Ahorros del Mediterraneo SA	30,644	245,185
*Campofrio Food Group SA	95,179	870,291
#Cementos Portland Valderrivas SA	42,135	967,264
*Cie Automotive SA	12,805	61,833
*Codere SA	28,493	300,163
Compania Vinicola del Norte de Espana SA	16,119	311,527
Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,994,812
#*Corporacion Dermoestetica SA	30,628	111,596
*Dinamia SA	7,515	100,578
#Duro Felguera SA	172,631	1,921,336
#Ebro Puleva SA	312,280	5,815,276
Elecnor SA	198,254	2,942,564
#*Ercros SA	226,105	391,938
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	1,870,589
*Faes Farma SA I-10 Shares	37,950	156,638
Fluidra SA	35,089	126,951
Gamesa Corp Tecnologica SA	169,748	2,085,848
#*General de Alquiler de Maquinaria SA	32,241	117,502
#Gestevision Telec, Inc. SA	191,290	2,719,983
#Grifols SA	318,429	4,031,339
Grupo Catalana Occidente SA	160,495	3,235,175
*Grupo Empresarial Ence SA	528,684	1,934,422
#*Grupo Tavex SA	244,131	156,192
#*Iberia Lineas Aereas de Espana SA	1,381,661	4,618,933
Iberpapel Gestion SA	25,850	426,038
*Inbesos SA	11,453	27,769
Indra Sistemas SA	201,132	4,032,099
Inmobiliaria del Sur SA	2,902	57,797
#*La Seda de Barcelona SA	1,923,682	871,995
#Laboratorios Farmaceuticos Rovi SA	18,975	165,305
#Mecalux SA	38,470	752,671
Miquel y Costas & Miquel SA	26,111	588,172
#*Natra SA	109,456	359,019
*Natraceutical SA	645,689	401,669
#*NH Hoteles SA	421,083	1,939,496
*Nicolas Correa SA	26,994	70,996
#Obrascon Huarte Lain SA	130,017	3,697,846
#*Papeles y Cartones de Europa SA	209,482	996,706
Pescanova SA	36,768	1,050,253
Prim SA	39,424	391,582
#*Promotora de Informaciones SA	303,496	1,261,152
#Prosegur Cia de Seguridad SA	87,574	4,063,366
*Realia Business SA	120,505	288,830
*Renta Corp Real Estate SA	20,828	89,559
#*Reyal Urbis SA	17,701	65,132
#*Service Point Solutions SA	553,372	558,270
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	404,847
#Sol Melia SA	206,682	1,718,310
#*Solaria Energia y Medio Ambiente SA	59,008	153,935
#*SOS Corp Alimentaria SA	294,272	781,801
#*Tecnicas Reunidas SA	39,312	2,385,581
*Telecomunicaciones y Energia SA	146,125	560,925
#Tubacex SA	427,191	1,645,199
#Tubos Reunidos SA	416,951	1,145,285
Unipapel SA	47,385	723,205
#*Vertice Trescientos Sesenta Grados SA	57,183	26,297
Vidrala SA	64,706	1,611,193
Viscofan SA	183,430	4,959,735
#*Vocento SA	194,970	1,174,952

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#*Zeltia SA	556,824	$2,790,364

TOTAL SPAIN		98,976,157

SWEDEN — (6.3%)
Aarhuskarlshamn AB	56,081	1,411,779
*Academedia AB	5,572	150,610
Acando AB	160,086	312,312
#*Active Biotech AB	104,812	1,566,551
Addtech AB Series B	59,000	1,008,731
AF AB	47,200	1,509,410
#*Anoto Group AB	43,594	31,574
#Aros Quality Group AB	41,400	263,091
Atrium Ljungberg AB Series B	15,200	139,395
#*Avanza Bank Holding AB	23,733	800,261
Axfood AB	89,350	2,552,993
#Axis Communications AB	174,894	2,809,638
#B&B Tools AB	77,850	1,263,405
#BE Group AB	38,662	276,450
#Beiger Electronics AB	14,700	300,625
Beijer Alma AB	57,200	929,818
*Bergs Timber AB Series B	17,000	71,207
*Betsson AB	56,594	916,654
#*Bilia AB Series A	113,425	1,538,751
#*Billerud AB	326,600	2,562,652
BioGaia AB Series B	38,000	518,873
*BioInvent International AB	87,379	397,477
#Biotage AB	141,240	139,272
*Biovitrum AB	188,816	1,087,519
*Bjoern Borg AB	34,707	316,504
#Boliden AB	497,124	6,839,672
Bong Ljungdahl AB	24,800	109,895
*Boras Waefveri AB Series B	11,500	5,800
Bure Equity AB	64,375	246,371
#Cantena AB	56,762	841,764
Cardo AB	61,300	1,970,974
Castellum AB	408,700	3,699,913
#Clas Ohlson AB Series B	71,332	1,259,641
*Cloetta AB	55,296	296,626
#Concordia Maritime AB Series B	70,300	210,861
Consilium AB Series B	16,994	58,245
*CyberCom Group Europe AB	1,744	7,290
#*D. Carnegie & Co. AB	181,000	—
#*Diamyd Medical AB	28,958	496,623
*DORO AB	1,200	3,846
*Duni AB	33,949	274,492
*East Capital Explorer AB	34,778	404,241
#Elekta AB Series B	302,500	7,855,659
*Enea Data AB Series B	56,200	317,144
#*Eniro AB	275,520	791,178
Fabege AB	391,400	2,430,357
#Fagerhult AB	16,800	309,096
*Fenix Outdoor AB	1,090	22,507
#G & L Beijer AB Series B	27,400	758,658
*Gunnebo AB	106,800	455,065
#Hakon Invest AB	129,449	2,220,669
*Haldex AB	72,500	790,172
Heba Fastighets AB Series B	43,500	351,255
Hexagon AB	146,005	2,316,263
*Hexpol AB	8,172	108,422
*HIQ International AB	123,289	593,699
#HL Display AB Series B	57,600	284,549

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Hoganas AB Series B	85,800	$2,561,191
Holmen AB	75,114	1,894,357
*HQ AB	18,239	310,334
Industrial & Financial Systems AB Series B	50,260	542,799
Indutrade AB	6,507	160,228
Intrum Justitia AB	180,322	2,129,398
#*JM AB	267,473	4,308,970
KappAhl AB	102,978	921,551
#*Karo Bio AB	208,466	235,503
#*Klovern AB	294,976	924,817
*Know IT AB	20,464	191,369
#Kungsleden AB	412,300	2,613,510
Lagercrantz Group AB Series B	64,300	269,690
Lammhults Design Group AB	19,547	123,774
*LBI International AB	127,651	251,340
#Lennart Wallenstam Byggnads AB Series B	120,400	2,205,558
#Lindab International AB	54,077	608,605
#*Loomis AB	133,262	1,516,282
*Lundin Petroleum AB	516,242	3,139,395
*Meda AB Series A	577,863	5,542,311
#*Medivir AB	44,650	660,652
#Mekonomen AB	33,690	666,978
#*Micronic Mydata AB	18,391	35,130
*Midelfart Sonesson AB Series B	6,933	4,652
Modern Times Group AB Series B	107,750	6,561,146
*Munters AB	181,900	1,276,994
NCC AB Series B	216,320	3,336,377
#*Net Insight AB	924,000	585,117
New Wave Group AB Series B	92,632	492,563
NIBE Industrier AB	192,620	2,233,958
*Niscayah Group AB	455,246	851,660
#*Nobia AB	421,100	2,174,041
#Nolato AB Series B	66,440	681,165
*Nordnet AB	75,885	308,984
OEM International AB Series B	44,400	274,141
#*Opcon AB	11,134	50,326
#ORC Software AB	36,300	779,526
#*Orexo AB	35,543	207,315
Oriflame Cosmetics SA	50,405	2,856,181
*Pa Resources AB	357,209	916,987
#*Partnertech AB	28,800	123,248
Peab AB Series B	425,900	2,587,227
Poolia AB Series B	33,150	181,145
*Pricer AB Series B	1,711,500	181,606
ProAct IT Group AB	29,000	418,376
*Proffice AB	215,400	802,694
Profilgruppen AB	13,582	95,867
#*Q-Med AB	154,800	1,661,856
*RaySearch Laboratories AB	29,880	178,214
Rederi AB Transatlantic	93,000	328,570
*Rezidor Hotel Group AB	184,894	856,103
*rnb Retail & Brands AB	250,484	346,253
#*Saab AB	85,640	1,325,367
#*SAS AB (7129577)	1,938,372	343,554
#*SAS AB (B56THX7)	5,815,116	1,027,633
*Scribona AB Series B	226,140	268,343
#*Seco Tools AB	37,705	543,186
*Sectra AB	14,286	72,848
#*Semcon AB	39,900	172,681
Sigma AB Series B	25,800	19,147
*Sintercast AB	11,800	113,313

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Skistar AB	92,100	$1,714,165
#Studsvik AB	21,900	272,907
#SWECO AB Series B	183,300	1,459,087
*Trelleborg AB Series B	878,565	6,356,388
Uniflex AB Series B	3,630	61,278
VBG AB Series B	1,084	14,232
Vitrolife AB	41,500	223,726
#Wihlborgs Fastigheter AB	63,858	1,289,015

TOTAL SWEDEN		137,649,403

SWITZERLAND — (10.9%)
Acino Holding AG	8,398	1,227,754
*Addex Pharmaceuticals, Ltd.	1,491	16,327
*Advanced Digital Broadcast Holdings SA	730	28,230
Affichage Holding SA	5,703	617,806
*AFG Arbonia-Forster Holding AG	13,542	346,189
Allreal Holding AG	26,513	3,078,505
Also Holding AG	16,195	719,699
Aryzta AG	265,691	10,151,959
*Ascom Holding AG	160,822	1,763,332
Bachem Holdings AG	24,136	1,527,735
Bank Coop AG	30,796	2,001,218
*Bank Sarasin & Cie AG Series B	172,644	6,715,373
Banque Cantonale de Geneve SA	4,021	871,906
Banque Cantonale du Jura SA	4,500	255,542
Banque Cantonale Vaudoise AG	8,999	3,957,432
Banque Privee Edmond de Rothschild SA	157	3,814,224
Barry Callebaut AG	3,696	2,331,555
Basellandschaftliche Kantonalbank AG	582	625,136
*Basilea Pharmaceutica AG	2,629	192,094
Basler Kantonalbank AG	3,114	380,185
Belimo Holdings AG	1,830	2,206,563
*Bell Holding AG	47	70,814
Bellevue Group AG	26,524	936,004
Berner Kantonalbank AG	23,122	5,158,343
*Bobst Group AG	35,619	1,414,369
Bossard Holding AG	8,222	579,441
Bucher Industries AG	31,723	3,886,115
Burckhardt Compression Holding AG	2,477	473,123
Calida Holding AG	396	162,808
Carlo Gavazzi Holding AG	1,065	158,533
Centralschweizerische Kraftwerke AG	133	40,844
*Cham Paper Holding AG	490	102,260
Charles Voegele Holding AG	28,617	1,331,585
*Cicor Technologies, Ltd.	312	9,468
Cie Financiere Tradition SA	5,511	614,710
*Clariant AG	756,817	10,441,951
Coltene Holding AG	12,876	680,988
Conzzeta AG	1,375	2,415,974
#*Cytos Biotechnology AG	2,412	25,906
Daetwyler Holding AG	26,077	1,666,201
Datacolor AG	458	128,834
Edipresse SA	1,527	409,948
#EFG International AG	45,259	759,317
#EGL AG	3,062	2,320,067
*ELMA Electronic AG	472	192,427
Emmi AG	13,244	2,062,602
EMS-Chemie Holding AG	26,147	3,496,476
Energiedienst Holding AG	71,249	3,586,930
*Feintol International Holding AG	1,601	482,056
Flughafen Zuerich AG	13,056	4,294,585

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Forbo Holding AG	5,817	$2,414,333
Fuchs Petrolub AG	19,235	1,832,075
#Galenica Holding AG	15,281	5,942,441
*GAM Holdings, Ltd. AG	326,712	4,058,254
George Fisher AG	10,991	3,886,638
Gurit Holding AG	1,288	709,509
Helvetia Holding AG	12,462	3,807,900
Hexagon AB	81,720	1,245,373
Implenia AG	48,118	1,384,053
*Interroll-Holding SA	2,404	787,274
Intershop Holding AG	3,345	986,535
Kaba Holding AG	10,381	2,948,022
*Kardex AG	17,464	637,076
Komax Holding AG	8,744	698,722
Kudelski SA	103,843	3,105,102
Kuoni Reisen Holding AG	12,374	4,386,528
Lem Holdings SA	3,546	1,175,432
*Liechtensteinische Landesbank AG	872	66,124
#*LifeWatch AG	55,532	911,701
#*Logitech International SA	376,693	6,149,652
Luzerner Kantonalbank AG	17,399	4,892,040
Metall Zug AG	202	562,217
#*Meyer Burger Technology AG	36,385	891,652
*Micronas Semiconductor Holding AG	54,781	303,505
Mobilezone Holding AG	112,258	932,027
Mobimo Holding AG	2,054	349,435
#Nobel Biocare Holding AG	163,678	3,587,521
#*OC Oerlikon Corp AG	5,967	196,884
*Orascom Development Holding AG	1,691	105,015
Orell Fuessli Holding AG	4,930	650,891
Panalpina Welttransport Holding AG	13,080	1,176,339
*Parco Industriale e Immobiliare SA	600	1,951
Partners Group Holding AG	24,085	3,224,619
Petroplus Holdings AG	147,079	2,622,576
Phoenix Mecano AG	2,953	1,490,739
PSP Swiss Property AG	141,111	8,398,369
*PubliGroupe SA	692	70,547
*Rieters Holdings AG	15,236	4,645,037
Romande Energie Holding SA	2,714	4,579,869
*Schaffner Holding AG	1,830	301,219
*Schmolz + Bickenbach AG	581	19,660
Schulthess Group AG	14,148	598,651
Schweiter Technologies AG	3,994	2,307,753
*Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,126,969
#Siegfried Holding AG	8,312	702,364
Sika AG	4,203	7,465,288
Societa Elettrica Sopracenerina SA	2,340	531,643
St. Galler Kantonalbank AG	8,951	3,968,062
#Straumann Holding AG	8,595	2,111,951
Sulzer AG	53,802	5,334,848
Swiss Prime Site AG	163,073	9,643,069
Swisslog Holding AG	775,803	690,652
*Swissmetal Holding AG	13,504	133,187
Swissquote Group Holding SA	40,025	1,702,435
*Tamedia AG	14,878	1,171,773
Tecan Group AG	38,976	2,589,166
#*Temenos Group AG	148,205	4,030,689
*Tornos SA	38,028	314,900
*U-Blox AG	110	3,509
Valartis Group AG	715	22,121
#Valiant Holding AG	33,293	6,330,913

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Valora Holding AG	10,995	$2,762,219
Vaudoise Assurances Holdings SA	3,140	691,780
Verwaltungs und Privat-Bank AG	1,533	173,809
Villars Holding SA	150	77,708
#Von Roll Holding AG	39,341	251,842
Vontobel Holdings AG	94,743	2,724,870
VZ Holding AG	266	23,358
Walliser Kantonalbank AG	1,416	879,667
*WMH Walter Meier Holding AG	4,738	605,757
#Ypsomed Holdings AG	5,371	327,689
Zehnder Group AG	764	1,259,077
*Zueblin Immobilien Holding AG	76,620	317,537
Zuger Kantonalbank AG	611	2,637,958

TOTAL SWITZERLAND		240,379,513

UNITED KINGDOM — (0.2%)
#*EnQuest P.L.C.	680,959	1,048,251
*Jazztel P.L.C.	372,771	1,505,024
#*Subsea 7, Inc. P.L.C.	100,800	1,971,394

TOTAL UNITED KINGDOM		4,524,669

TOTAL COMMON STOCKS		1,757,372,693

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,894,634

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*Warimpex Finanz- und Beteiligungs AG Rights 05/10/10	5,570	—

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	247,412	329
*RealDolmen NV STRIP VVPR	6,067	89
*Zenitel NV STRIP VVPR	8,654	35

TOTAL BELGIUM		453

FRANCE — (0.0%)
*Cybergun SA Series B Warrants 07/15/10	1,136	68
*Technicolor SA Rights 05/11/10 (B3RG4N2)	1,013,751	—
#*Technicolor SA Rights 05/11/10 (B3YLYP2)	1,013,751	226,760

TOTAL FRANCE		226,828

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	62,985	5,325
*KME Group SpA Warrants 12/30/11	197,550	5,497
*Tiscali SpA Warrants 12/15/14	117,622	564

TOTAL ITALY		11,386

SPAIN — (0.0%)
#*Banco de Valencia SA Rights 05/06/10	65,366	7,659

SWEDEN — (0.0%)
*Medivir AB Rights 05/28/10	44,650	70,891
*Micronic Mydata AB Rights 05/21/10	18,391	—

TOTAL SWEDEN		70,891

SWITZERLAND — (0.0%)
*Siegfried Holding AG Rights 04/26/10	8,228	23,702

TOTAL RIGHTS/WARRANTS		340,919

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,045,000 FHLMC 6.50%, 09/01/37, valued at $12,794,553) to be repurchased at $12,605,200	$12,605	$12,605,000

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund	428,637,743	428,637,743
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $296,485) to be repurchased at $290,677	$291	290,672

TOTAL SECURITIES LENDING COLLATERAL		428,928,415

TOTAL INVESTMENTS — (100.0%)
(Cost $1,976,947,922)		$2,201,141,661

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.9%)
Consumer Discretionary — (12.0%)
*AlarmForce Industries, Inc.	700	$5,093
Astral Media, Inc. Class A	186,347	6,475,733
*Azure Dynamics Corp.	278,161	73,935
#*Ballard Power Systems, Inc.	376,152	892,426
BMTC Group, Inc.	800	14,019
#*Coastal Contacts, Inc.	146,900	214,030
Cogeco Cable, Inc.	59,756	2,077,753
Corus Entertainment, Inc. Class B	278,300	5,602,712
Dorel Industries, Inc. Class B	107,500	3,806,630
easyhome, Ltd.	3,600	34,306
Forzani Group, Ltd. Class A	130,900	2,143,007
#*Gildan Activewear, Inc.	246,010	7,139,570
*Glacier Media, Inc.	137,300	327,098
Glentel, Inc.	15,600	245,871
*Great Canadian Gaming Corp.	301,200	2,223,863
Groupe Aeroplan, Inc.	485,521	5,305,457
*Imax Corp.	103,129	1,955,370
*Indigo Books & Music, Inc.	100	1,703
Le Chateau, Inc.	79,200	1,133,656
Leon’s Furniture, Ltd.	118,877	1,445,295
#Linamar Corp.	179,780	3,606,927
*Martinrea International, Inc.	217,878	1,971,155
#MDC Partners, Inc. Class A	71,000	919,128
Quebecor, Inc. Class B	159,493	5,674,421
Reitmans Canada, Ltd. Class A	193,400	3,583,174
*RONA, Inc.	426,885	7,291,253
#Torstar Corp. Class B	179,800	1,977,127
TVA Group, Inc. Class B	7,000	99,921
Uni-Select, Inc.	54,900	1,498,698
#*Westport Innovations, Inc.	133,401	2,547,725

Total Consumer Discretionary		70,287,056

Consumer Staples — (2.0%)
Alliance Grain Traders, Inc.	5,569	172,750
*Atrium Innovations, Inc.	102,400	1,532,270
*BioExx Specialty Proteins, Ltd.	63,117	110,601
Canada Bread Co., Ltd.	14,021	691,526
Corby Distilleries, Ltd.	51,708	801,734
*Cott Corp.	512,400	4,287,655
Jean Coutu Group (PJC), Inc. Class A (The)	82,055	731,047
#Maple Leaf Foods, Inc.	254,000	2,410,475
*SunOpta, Inc.	176,001	797,012
*Sun-Rype Products, Ltd.	100	960

Total Consumer Staples		11,536,030

Energy — (15.8%)
*Advantage Oil & Gas, Ltd.	313,619	2,229,109
Akita Drilling, Ltd.	42,000	384,938
*Alter Nrg Corp.	3,940	7,951
*Anderson Energy, Ltd.	282,833	334,120
*Angle Energy, Inc.	20,800	170,364
#*Antrim Energy, Inc.	487,500	503,913
*Arsenal Energy, Inc.	17,800	17,698
#*Bankers Petroleum, Ltd.	685,432	6,045,945
*Bellatrix Exploration, Ltd.	95,100	364,185
#*Birchcliff Energy, Ltd.	336,400	2,990,443
*BlackPearl Resources, Inc.	260,413	817,796
*BlackWatch Energy Services Corp.	79,771	78,530

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
Bonterra Energy Corp.	4,700	$175,822
Calfrac Well Services, Ltd.	107,264	2,281,921
*Calvalley Petroleum, Inc.	302,339	1,220,309
Canadian Energy Services & Technology Corp.	4,784	74,412
*CE Franklin, Ltd.	20,400	140,579
*Celtic Exploration, Ltd.	122,600	2,574,383
#*Cinch Energy Corp.	67,955	83,623
#*Comaplex Minerals Corp.	82,540	851,564
#*Compton Petroleum Corp.	352,300	336,416
*Connacher Oil & Gas, Ltd.	782,500	1,348,075
*Corridor Resources, Inc.	348,780	2,022,361
*Crew Energy, Inc.	250,936	4,508,350
*Delphi Energy Corp.	263,700	737,259
#*Denison Mines Corp.	708,441	1,129,823
Ensign Energy Services, Inc.	122,520	1,656,034
*Epsilon Energy, Ltd.	48,215	133,377
#*Fairborne Energy, Ltd.	262,300	1,143,915
*Flint Energy Services, Ltd.	139,000	1,834,997
#*Galleon Energy, Inc. Class A	261,437	1,814,462
#*Iteration Energy, Ltd.	608,800	1,012,869
#*Ivanhoe Energy, Inc.	831,620	2,611,604
*Legacy Oil + Gas, Inc.	49,498	637,364
*Mega Uranium, Ltd.	635,600	350,400
#*MGM Energy Corp.	14,000	2,619
*Midnight Oil Exploration, Ltd.	44,300	48,844
*Midway Energy, Ltd.	68,738	253,081
*Monterey Exploration, Ltd.	13,087	51,405
Mullen Group, Ltd.	134,589	2,025,857
*North American Energy Partners, Inc.	3,590	40,007
#Nuvista Energy, Ltd.	274,221	3,296,159
*Open Range Energy Corp.	11,356	20,011
#*Paramount Resources, Ltd. Class A	126,300	2,182,088
Pason Systems, Inc.	222,900	2,677,082
#*Petrominerales, Ltd.	93,623	2,995,420
Progress Energy Resources Corp.	385,252	4,615,591
*Pulse Seismic, Inc.	156,524	228,052
*Questerre Energy Corp.	649,400	2,186,403
*Rock Energy, Inc.	12,825	65,021
Savanna Energy Services Corp.	249,213	1,602,049
ShawCor, Ltd.	209,500	5,981,000
*SouthGobi Energy Resources, Ltd.	64,923	888,393
*Storm Exploration, Inc.	135,100	1,574,704
*Terra Energy Corp.	16,140	26,058
*Transglobe Energy Corp.	186,200	1,393,109
Trican Well Service, Ltd.	391,971	4,977,777
#*Trilogy Energy Corp.	38,890	358,731
Trinidad Drilling, Ltd.	389,000	2,313,014
*Twin Butte Energy, Ltd.	23,500	34,933
*U308 Corp.	79,450	33,632
#*UEX Corp.	608,088	460,945
#*Uranium One, Inc.	1,819,900	4,604,394
#*UTS Energy Corp.	828,039	2,152,021
*Vero Energy, Inc.	127,000	850,167
#*West Energy, Ltd.	245,800	1,280,057
*Winstar Resources, Ltd.	1,500	5,021
*Xtreme Coil Drilling Corp.	86,700	324,336
ZCL Composite, Inc.	90,700	383,944

Total Energy		92,556,836

Financials — (6.1%)
#AGF Management, Ltd. Class B	348,279	5,962,366

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Canaccord Capital, Inc.	204,300	$2,111,784
#Canadian Western Bank	226,200	5,342,132
Clairvest Group, Inc.	1,900	23,287
DundeeWealth, Inc.	138,765	2,024,510
*EGI Financial Holdings, Inc.	14,650	150,711
Equitable Group, Inc.	47,000	1,124,336
*FirstService Corp.	80,500	1,916,214
Gluskin Shef & Associates, Inc.	40,000	867,100
*GMP Capital, Inc.	63,959	771,311
Home Capital Group, Inc.	113,700	5,316,745
Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,659,287
#Kingsway Financial Services, Inc.	212,900	465,286
Laurentian Bank of Canada	92,400	4,013,278
*Pacific and Western Credit Corp.	9,000	30,124
*Parkbridge Lifestyles Communities, Inc.	81,700	441,556
*Quest Capital Corp.	725,001	970,665
Rentcash, Inc.	33,670	596,633
Sceptre Invesment Counsel, Ltd.	36,300	205,478
*Sprott, Inc.	1,900	7,706
#TMX Group, Inc.	7,010	200,404
#Western Financial Group, Inc.	163,700	493,131

Total Financials		35,694,044

Health Care — (4.2%)
#*AEterna Zentaris, Inc.	124,800	149,888
*Angiotech Pharmaceuticals, Inc.	61,300	68,192
Biovail Corp.	329,038	5,581,143
*Burcon NutraScience Corp.	14,670	127,088
*Cangene Corp.	175,700	639,978
#*Cardiome Pharma Corp.	298,200	2,515,824
*Helix BioPharma Corp.	11,153	25,802
#*Labopharm, Inc.	282,600	428,435
*Logibec Group Informatique, Ltd.	2,600	53,111
#*MDS, Inc.	464,108	4,148,553
*Noveko International, Inc.	9,300	9,613
*Nuvo Research, Inc.	223,500	58,306
#*Oncolytics Biotech, Inc.	84,200	238,724
*Paladin Labs, Inc.	45,700	1,131,478
*ProMetic Life Sciences, Inc.	861,300	122,946
*QLT, Inc.	212,100	1,340,502
#*Resverlogix Corp.	86,200	497,275
*SXC Health Solutions Corp.	84,161	5,851,832
*Theratechnologies, Inc.	288,200	1,429,935
*Transition Therapeutics, Inc.	74,633	287,276
*TSO3, Inc.	6,759	10,313
#*YM Biosciences, Inc.	4,418	6,219

Total Health Care		24,722,433

Industrials — (6.7%)
Aecon Group, Inc.	204,400	2,545,442
#AG Growth International, Inc.	3,100	110,169
*Alexco Resource Corp.	95,500	369,477
*ATS Automation Tooling System, Inc.	304,017	2,098,011
*Black Diamond Group, Ltd.	5,470	108,398
CAE, Inc.	358,590	3,283,015
*Churchill Corp. (The)	66,413	1,203,646
#*Clarke, Inc.	99,356	353,096
*Contrans Group, Inc.	1,695	16,686
*Electrovaya, Inc.	2,000	7,974
Exco Technologies, Ltd.	9,700	27,692
*Garda World Security Corp.	32,250	297,165

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*GLV, Inc.	3,286	$31,540
*Heroux-Devtek, Inc.	85,400	501,908
#*Hydrogenics Corp.	14,453	69,149
IESI-BFC, Ltd.	166,545	3,269,253
#*Intermap Technologies, Ltd.	113,894	156,971
Marsulex, Inc.	48,700	594,487
Newalta Corp.	8,785	86,916
Richelieu Hardware, Ltd.	51,300	1,236,796
Rocky Mountain Dealerships, Inc.	2,390	20,587
#Russel Metals, Inc.	229,900	4,825,229
*Stantec, Inc.	156,600	3,985,145
Student Transportation, Inc.	56,137	292,898
#Superior Plus Corp.	204,125	2,769,091
Toromont Industries, Ltd.	214,900	6,006,114
*Transat A.T., Inc. Class A	2,400	28,683
Transcontinental, Inc. Class A	256,564	3,197,578
TransForce, Inc.	131,640	1,408,670
*Vector Aerospace Corp.	83,205	513,581
*WaterFurnace Renewable Energy, Inc.	4,693	136,290

Total Industrials		39,551,657

Information Technology — (5.5%)
*5N Plus, Inc.	9,480	51,329
#Aastra Technologies, Ltd.	12,205	330,537
*Absolute Software Corp.	159,900	698,913
*AXIA NetMedia Corp.	182,767	341,856
Calian Technologies, Ltd.	9,800	172,499
*Celestica, Inc.	797,607	7,867,712
#*COM DEV International, Ltd.	235,300	683,338
#Computer Modelling Group, Ltd.	42,400	772,199
Constellation Software, Inc.	20,200	894,861
Dalsa Corp.	59,800	625,198
*Descartes Systems Group, Inc. (The)	142,300	875,541
#*DragonWave, Inc.	24,500	208,629
Enghouse Systems, Ltd.	27,550	236,228
Evertz Technologies, Ltd.	116,640	1,607,561
*EXFO, Inc.	28,351	173,042
Gennum Corp.	111,700	885,199
*Hemisphere GPS, Inc.	197,900	165,599
*KAB Distribution, Inc.	298,515	147
*MacDonald Dettweiler & Associates, Ltd.	129,900	5,175,284
*March Networks Corp.	29	109
#Matrikon, Inc.	72,400	265,852
*Miranda Technologies, Inc.	84,301	428,227
MKS, Inc.	11,060	130,656
Mosaid Technologies, Inc.	35,600	751,742
*Open Text Corp.	135,242	5,728,946
*Points International, Ltd.	355,081	199,248
*RuggedCom, Inc.	900	18,340
#*Sandvine Corp.	133,520	294,433
*Sierra Wireless, Inc.	127,100	1,029,763
*Softchoice Corp.	300	2,950
#*Tranzeo Wireless Technologies, Inc.	21,440	26,594
*Vecima Network, Inc.	39,308	270,102
*Webtech Wireless, Inc.	279,500	151,334
Wi-Lan, Inc.	320,200	945,659
*Zarlink Semiconductor, Inc.	158,625	249,852

Total Information Technology		32,259,479

Materials — (32.8%)
*Alamos Gold, Inc.	347,100	5,156,270

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*Almaden Minerals, Ltd.	108,300	$127,939
*Altius Minerals Corp.	112,600	1,122,896
#*Amerigo Resources, Ltd.	59,000	51,693
*Anatolia Minerals Development, Ltd.	117,165	543,264
*Anvil Mining, Ltd.	214,740	775,838
*Atna Resource, Ltd.	126,947	69,985
#*AuEx Ventures, Inc.	8,794	31,166
#*Augusta Resource Corp.	268,174	681,127
#*Aura Minerals, Inc.	142,412	552,376
#*Aurizon Mines, Ltd.	561,000	3,197,667
#*Avalon Rare Metals, Inc.	48,169	122,343
#*B2Gold Corp.	348,301	524,612
*Baffinland Iron Mines Corp.	126,675	72,329
*Baja Mining Corp.	16,600	13,891
Canam Group, Inc.	158,700	1,302,971
*Canfor Corp.	330,690	3,392,193
#*Capstone Mining Corp.	308,865	887,858
*Cardero Resource Corp.	185,860	234,200
Cascades, Inc.	235,076	1,832,843
*Catalyst Paper Corp.	1,675,887	461,950
CCL Industries, Inc. Class B	95,640	2,710,647
*Centerra Gold, Inc.	144,891	1,627,492
*Chariot Resouces, Ltd.	63,500	40,633
#*Claude Resources, Inc.	1,133,600	1,484,237
*Colossus Minerals, Inc.	9,929	77,024
*Consolidated Thompson Iron Mines, Ltd.	454,936	3,869,509
*Copper Mountain Mining Corp.	90,212	253,105
#*Crystallex International Corp.	1,355,025	546,919
#*Detour Gold Corp.	138,301	2,883,653
#*Duluth Metals, Ltd.	68,713	142,053
*Dundee Precious Metals, Inc.	223,854	892,507
#*Dynasty Metals & Mining, Inc.	34,916	139,210
*Eastern Platinum, Ltd.	2,320,390	3,289,389
*Eastmain Resources, Inc.	231,714	314,792
#*ECU Silver Mining, Inc.	396,618	281,123
#*Endeavour Silver Corp.	147,700	577,248
#*Entree Gold, Inc.	261,600	708,210
*Equinox Minerals, Ltd.	1,678,290	6,641,786
*Etruscan Resources, Inc.	347,175	155,508
*Euro Goldfields, Ltd.	521,060	3,811,258
*Excellon Resources, Inc.	111,700	116,560
*Far West Mining, Ltd.	153,396	777,702
*Farallon Mining, Ltd.	987,400	583,225
*First Majestic Silver Corp.	70,973	264,105
#*First Uranium Corp.	51,430	70,376
*FNX Mining Co., Inc.	237,905	3,128,973
*Formation Capital Corp.	20,100	25,526
#*Forsys Metals Corp.	199,402	732,201
*Fortress Paper, Ltd.	1,133	22,419
*Fortuna Silver Mines, Inc.	40,240	90,320
*Fronteer Development Group, Inc.	325,800	2,004,578
*Gammon Gold, Inc.	365,450	2,719,829
*Globestar Mining Corp.	296,306	355,871
*Golden Star Resources, Ltd.	855,400	3,882,058
#*Grande Cache Coal Corp.	245,800	1,616,405
#*Great Basin Gold, Ltd.	860,590	1,635,104
#*Great Panther Silver, Ltd.	118,098	105,798
*Greystar Resources, Ltd.	91,130	357,953
#*Guyana Goldfields, Inc.	187,452	1,299,136
*Hanfeng Evergreen, Inc.	142,791	1,020,538
*Harry Winston Diamond Corp.	219,100	2,409,280

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*HudBay Minerals, Inc.	477,851	$6,077,806
*Imperial Metals Corp.	69,090	1,341,263
*Inter-Citic Minerals, Inc.	34,625	49,766
*International Forest Products, Ltd. Series A	166,200	901,518
*International Tower Hill Mines, Ltd.	50,600	354,668
#*Intertape Polymer Group, Inc.	117,000	372,032
#*Jaguar Mining, Inc.	178,956	1,994,272
#*Jinshan Gold Mines, Inc.	490,000	2,696,495
*Katanga Mining, Ltd.	293,500	346,722
#*Keegan Resources, Inc.	36,683	240,148
*Kimber Resources, Inc.	21,200	23,166
#*Kirkland Lake Gold, Inc.	187,280	1,438,063
*La Mancha Resources, Inc.	99,861	195,632
*Labrador Iron Mines Holdings, Ltd.	14,750	87,123
#*Lake Shore Gold Corp.	671,581	2,135,466
#*Laramide Resources, Ltd.	241,000	291,819
*Linear Gold Corp.	45,335	78,995
*Lundin Mining Corp.	1,147,100	5,409,145
#*MAG Silver Corp.	51,080	389,713
Major Drilling Group International, Inc.	101,500	2,633,924
#*MDN, Inc.	242,980	129,168
#*Mercator Minerals, Ltd.	225,471	503,858
Methanex Corp.	359,200	8,355,873
#*Migao Corp.	160,400	1,089,545
*Minco Base Metals Corp.	2,780	—
#*Minco Silver Corp.	22,150	46,446
#*Minera Andes, Inc.	218,548	225,906
*Nautilus Minerals, Inc.	42,764	78,304
*Neo Material Technologies, Inc.	384,000	1,527,230
#*Nevada Copper Corp.	44,520	123,155
*New Gold, Inc.	908,262	5,320,101
*NGEx Resources, Inc.	500	310
*Norbord, Inc.	32,520	636,762
#*Norsemont Mining, Inc.	27,200	64,800
#*North American Palladium, Ltd.	199,710	931,901
*Northern Dynasty Minerals, Ltd.	64,941	615,654
*Northgate Minerals Corp.	937,300	3,044,979
*Novagold Resources, Inc.	282,049	2,496,181
*Oromin Explorations, Ltd.	11,650	9,175
*Orvana Minerals Corp.	118,300	151,398
#*Osisko Mining Corp.	685,640	7,255,985
Pan Amer Silver Corp.	220,900	5,865,006
*Peregrine Diamonds, Ltd.	118,221	281,645
*Petaquilla Minerals, Ltd.	257,380	129,222
*Phoscan Chemical Corp.	13,600	5,355
*Platinum Group Metals, Ltd.	189,187	519,622
*Platmin, Ltd.	9,800	12,156
*Polaris Miner Corp.	16,700	35,511
#*PolyMet Mining Corp.	423,377	912,774
#*Potash One, Inc.	86,780	233,224
#*Quadra Mining, Ltd.	260,350	3,952,153
*Queenston Mining, Inc.	169,669	776,689
*Richmont Mines, Inc.	32,877	151,471
*Rubicon Minerals Corp.	462,115	1,856,103
*Samuel Manu-Tech, Inc.	20,400	111,559
#*Scorpio Mining Corp.	17,768	14,693
#*Seabridge Gold, Inc.	42,566	1,389,534
*SEMAFO, Inc.	689,365	4,397,603
Sherritt International Corp.	706,329	5,493,206
*Shore Gold, Inc.	837,013	708,635
*Silver Standard Resources, Inc.	229,462	4,714,385

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#Silvercorp Metals, Inc.	482,000	$3,952,609
#*Sprott Resource Corp.	60,146	264,079
*St. Andrew Goldfields, Ltd.	133,503	135,369
*Starfield Resources, Inc.	953,115	75,063
Stella-Jones, Inc.	29,600	856,558
*Stornoway Diamond Corp.	23,042	13,610
*Tahera Diamond Corp.	235,400	—
#*Tanzanian Royalty Exploration Corp.	316,139	1,450,293
#*Taseko Mines, Ltd.	649,000	3,686,484
#*Thompson Creek Metals Co., Inc.	474,700	6,079,786
#*Timminco, Ltd.	194,700	155,254
*Ventana Gold Corp.	57,776	563,086
*Virginia Mines, Inc.	29,800	217,090
*Wesdome Gold Mines, Ltd.	104,640	247,230
West Fraser Timber Co., Ltd.	123,716	5,358,834
*Western Coal Corp.	505,400	2,915,578
Winpak, Ltd.	63,110	595,190
*Yukon-Nevada Gold Corp.	87,048	20,138

Total Materials		192,630,935

Telecommunication Services — (0.2%)
#Manitoba Telecom Services, Inc.	40,438	1,293,793
*Wireless Matrix Corp.	127,500	90,372

Total Telecommunication Services		1,384,165

Utilities — (0.6%)
Algonquin Power & Utilities Corp.	26,435	115,286
*AtCo, Ltd.	7,874	378,197
*BioteQ Environmental Technologies, Inc.	58,602	42,691
*Boralex, Inc. Class A	81,274	760,894
#Emera, Inc.	64,761	1,508,412
*Maxim Power Corp.	89,500	291,637
Pacific Northern Gas, Ltd.	4,302	99,525
*Plutonic Power Corp.	81,200	258,996

Total Utilities		3,455,638

TOTAL COMMON STOCKS		504,078,273

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,120,000 FHLMC 5.00%, 10/15/24, valued at $1,202,600) to be repurchased at $1,180,019	$1,180	1,180,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund	80,305,118	80,305,118
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10, (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $971,753) to be repurchased at $952,714	$953	952,699

TOTAL SECURITIES LENDING COLLATERAL		81,257,817

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $600,757,081)	$586,516,090

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
#Petrobras Energia Participaciones SA ADR	106,144	$1,721,656

BRAZIL — (3.3%)
Banco do Brasil SA	10,200	175,922
*Brasil Telecom SA	38,241	316,796
*Brasil Telecom SA ADR	8,140	65,201
#BRF - Brasil Foods SA ADR	590,060	7,877,301
Companhia de Bebidas das Americas	66,744	5,649,002
Companhia Siderurgica Nacional SA	734,552	13,733,893
*Cosan SA Industria e Comercio	4,600	57,823
CPFL Energia SA	1,935	39,719
*Fibria Celulose SA	13,825	272,643
*Fibria Celulose SA Sponsored ADR	18,180	360,873
*Hypermarcas SA	14,300	195,877
*OGX Petroleo e Gas Participacoes SA	149,800	1,497,785
Petroleo Brasilerio SA ADR	868,746	36,860,893
Souza Cruz SA	86,274	3,345,242
Tele Norte Leste Participacoes SA	59,254	1,051,624
Tractebel Energia SA	140,100	1,788,476
*Vale SA Sponsored ADR	134,000	4,104,420
Vivo Participacoes SA	16,288	430,848
Weg Industrias SA	278,866	2,847,618

TOTAL BRAZIL		80,671,956

CHILE — (1.5%)
#Banco de Chile Series F ADR	47,992	3,004,299
Banco Santander Chile SA ADR	68,948	4,542,984
#Cia Cervecerias Unidas SA ADR	36,857	1,590,380
Colbun SA	1,731,270	443,702
Embotelladora Andina SA Series A ADR	26,068	462,707
Embotelladora Andina SA Series B ADR	29,233	639,326
#Empresa Nacional de Electricidad SA Sponsored ADR	167,312	7,771,642
Empresas Copec SA	12,626	201,695
Enersis SA Sponsored ADR	404,226	8,040,055
Lan Airlines SA Sponsored ADR	247,136	4,705,469
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,202,612
#Vina Concha Y Toro SA Sponsored ADR	26,767	1,165,703

TOTAL CHILE		37,770,574

CHINA — (9.2%)
Agile Property Holdings, Ltd.	372,000	430,524
*Air China, Ltd.	262,000	289,182
#Alibaba.com, Ltd.	219,500	418,139
#*Aluminum Corp. of China, Ltd. ADR	32,500	788,450
Angang Steel Co., Ltd.	278,000	428,814
#Anhui Conch Cement Co., Ltd.	172,000	550,300
Bank of China, Ltd.	36,691,000	18,887,982
Bank of Communications Co., Ltd.	1,431,000	1,629,779
*Beijing Capital International Airport Co., Ltd.	352,000	211,754
Beijing Enterprises Holdings, Ltd.	131,500	850,559
Belle International Holdings, Ltd.	1,948,000	2,666,181
#*BYD Co., Ltd.	395,886	3,507,600
*China Agri-Industries Holdings, Ltd.	348,000	455,050
China Citic Bank Corp., Ltd.	1,231,000	804,565
China Coal Energy Co.	542,000	816,522
China Communications Construction Co., Ltd.	1,073,000	1,010,337
China Construction Bank Corp.	21,737,000	17,679,518
China COSCO Holdings Co., Ltd.	565,500	717,338

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Life Insurance Co., Ltd. ADR	250,705	$16,945,151
*China Mengniu Dairy Co., Ltd.	200,000	599,966
#China Merchants Bank Co., Ltd.	1,218,534	2,996,429
China Merchants Holdings (International) Co., Ltd.	267,652	929,772
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483
China National Building Material Co., Ltd.	164,000	269,617
China Oilfield Services, Ltd.	210,000	293,904
China Overseas Land & Investment, Ltd.	1,550,000	3,021,455
#China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,354,868
*China Power International Development, Ltd.	266,000	60,604
*China Railway Construction Corp., Ltd.	476,500	592,633
*China Railway Group, Ltd.	873,000	601,771
China Resources Enterprise, Ltd.	1,737,000	6,128,188
China Resources Land, Ltd.	748,000	1,368,716
China Resources Power Holdings Co., Ltd.	920,000	1,872,125
China Shenhua Energy Co., Ltd.	1,971,500	8,459,943
*China Shipping Container Lines Co., Ltd.	867,000	359,833
#China Shipping Development Co., Ltd.	298,000	444,859
*China Southern Airlines Co., Ltd. ADR	4,600	116,932
*China Taiping Insurance Holdings Co., Ltd.	140,600	465,340
China Telecom Corp., Ltd.	1,014,000	465,213
China Telecom Corp., Ltd. ADR	20,200	927,180
China Travel International Investment Hong Kong, Ltd.	768,000	189,604
China Unicom Hong Kong, Ltd. ADR	145,400	1,807,322
China Yurun Food Group, Ltd.	192,000	585,888
CITIC Pacific, Ltd.	1,605,000	3,494,935
*CITIC Resources Holdings, Ltd.	740,000	173,502
CNOOC, Ltd.	45,000	79,039
#CNOOC, Ltd. ADR	67,956	11,954,820
#Country Garden Holdings Co.	2,232,000	683,668
#Datang International Power Generation Co., Ltd.	496,000	207,362
Denway Motors, Ltd.	760,000	447,338
Dongfang Electric Co., Ltd.	31,200	201,907
Dongfeng Motor Corp.	496,000	704,443
*Fosun International	412,500	320,404
*FU JI Food & Catering Services	289,000	—
*Fushan International Energy Group, Ltd.	402,000	282,392
*GOME Electrical Appliances Holdings, Ltd.	1,536,000	495,041
#Guangzhou R&F Properties Co., Ltd.	222,800	291,052
Harbin Power Equipment Co., Ltd.	104,000	81,375
Hengan International Group Co., Ltd.	118,500	908,960
#*HKC (Holdings), Ltd.	2,641,797	190,301
*Hong Kong Energy Holdings, Ltd.	31,221	3,042
Hopson Development Holdings, Ltd.	186,000	240,600
#Huaneng Power International, Inc. ADR	12,000	276,000
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598
Jiangsu Express Co., Ltd.	764,000	711,487
Jiangxi Copper Co., Ltd.	286,000	599,877
Kunlun Energy Co., Ltd.	450,000	595,278
Lenovo Group, Ltd.	858,000	632,530
#*Maanshan Iron & Steel Co., Ltd.	446,000	233,960
Nine Dragons Paper Holdings, Ltd.	336,000	566,795
*Parkson Retail Group, Ltd.	224,500	366,097
PetroChina Co., Ltd. ADR	115,210	13,264,127
#*PICC Property & Casualty Co., Ltd.	498,000	472,798
Ping An Insurance (Group) Co. of China, Ltd.	248,500	2,119,532
*Semiconductor Manufacturing International Corp. ADR	228,017	1,213,050
#Shanghai Electric Group Co., Ltd.	2,392,000	1,140,879
Shanghai Industrial Holdings, Ltd.	134,000	580,643
Shenzhen Expressway Co., Ltd.	110,000	55,310
Shenzhen International Holdings, Ltd.	2,350,000	176,359

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shimao Property Holdings, Ltd.	291,000	$442,414
Sino-Ocean Land Holdings, Ltd.	566,000	435,359
#*Sinopec Shanghai Petrochemical Co., Ltd.	366,000	140,515
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	45,322
Sinotrans, Ltd.	564,000	134,196
Tencent Holdings, Ltd.	700,600	14,470,766
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,663,115
Tsingtao Brewery Co., Ltd.	58,000	287,249
*Want Want China Holdings, Ltd.	312,000	233,441
Weichai Power Co., Ltd.	37,000	303,733
Zijin Mining Group Co., Ltd.	428,000	332,466
#ZTE Corp.	629,232	2,258,075

TOTAL CHINA		229,428,542

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286
Komercni Banka A.S.	14,663	3,009,453
Telefonica 02 Czech Republic A.S.	202,129	4,480,190

TOTAL CZECH REPUBLIC		20,893,929

HUNGARY — (1.3%)
ELMU NYRT	185	28,055
Magyar Telekom Telecommunications P.L.C.	665,618	2,368,384
*MOL Hungarian Oil & Gas NYRT	83,274	8,432,270
#*OTP Bank NYRT	473,736	16,652,516
Richter Gedeon NYRT	23,323	4,947,675
Tisza Chemical Group NYRT	36,832	592,216

TOTAL HUNGARY		33,021,116

INDIA — (10.9%)
ACC, Ltd.	43,053	874,747
Adani Enterprises, Ltd.	108,375	1,358,775
Ambuja Cements, Ltd.	987,822	2,683,058
Asea Brown Boveri India, Ltd.	78,498	1,392,765
Asian Paints, Ltd.	57,710	2,697,397
Axis Bank, Ltd.	331,592	9,385,993
Bajaj Auto, Ltd.	67,782	3,195,667
Bajaj Finserv, Ltd.	29,842	229,274
Bajaj Holdings & Investment, Ltd.	8,068	113,110
Bharat Electronics, Ltd.	7,300	300,905
Bharti Airtel, Ltd.	852,924	5,692,617
Bosch, Ltd.	17,003	1,860,859
Cipla, Ltd.	516,718	3,972,067
Colgate-Palmolive (India), Ltd.	6,437	107,574
Crompton Greaves, Ltd.	302,358	1,791,930
Cummins India, Ltd.	12,348	157,734
Dabur India, Ltd.	308,253	1,249,306
Dr. Reddy’s Laboratories, Ltd.	104,628	2,956,394
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	2,345,459
EIH, Ltd.	40,981	117,343
GAIL India, Ltd.	57,000	548,980
GAIL India, Ltd. Sponsored GDR	28,791	1,670,995
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,659,219
Godrej Consumer Products, Ltd.	23,579	154,267
Grasim Industries, Ltd.	6,300	385,363
HCL Technologies, Ltd.	266,493	2,348,104
HDFC Bank, Ltd.	386,733	17,145,011
Hero Honda Motors, Ltd. Series B	124,678	5,324,700
Hindustan Unilever, Ltd.	1,319,137	7,091,362
ICICI Bank, Ltd. Sponsored ADR	88,726	3,772,630

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Infosys Technologies, Ltd.	449,681	$27,426,840
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740
Infrastructure Development Finance Co., Ltd.	1,931	7,363
ITC, Ltd.	1,620,930	9,658,560
Jindal Steel & Power, Ltd.	564,354	9,393,344
JSW Steel, Ltd.	106,526	2,914,733
Jubilant Organosys, Ltd.	34,862	262,802
Larsen & Toubro, Ltd.	297,025	10,682,170
Mahanagar Telephone Nigam, Ltd.	64,598	102,951
Mahindra & Mahindra, Ltd.	508,366	5,989,409
Mangalore Refinery & Petrochemicals, Ltd.	399,619	680,416
Maruti Suzuki India, Ltd.	111,461	3,188,362
Nirma, Ltd.	38,799	179,102
*Oracle Financial Services Software, Ltd.	14,000	680,363
Pantaloon Retail India, Ltd.	7,460	69,094
Pantaloon Retail India, Ltd. Class B	976	6,446
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	389,177
*Ranbaxy Laboratories, Ltd.	169,766	1,685,011
Reliance Capital, Ltd.	101,317	1,666,749
Reliance Communications, Ltd.	1,018,357	3,710,701
Reliance Energy, Ltd.	162,850	4,123,954
Reliance Industries, Ltd.	1,958,609	45,244,268
Sesa Goa, Ltd.	534,990	5,108,798
Shriram Transport Finance Co., Ltd.	624	7,907
Siemens India, Ltd.	153,743	2,437,817
Sterlite Industries (India), Ltd. Series A	431,495	7,931,929
Sun Pharmaceuticals Industries, Ltd.	125,337	4,428,515
Sun TV Network, Ltd.	10,627	99,913
Tata Consultancy Services, Ltd.	756,974	12,986,852
Tata Power Co., Ltd.	144,515	4,366,716
Tata Steel, Ltd.	88,889	1,226,300
United Spirits, Ltd.	21,912	615,921
Wipro, Ltd.	440,456	6,648,087
Zydus Wellness, Ltd.	11,485	101,791

TOTAL INDIA		270,587,706

INDONESIA — (2.4%)
*PT Adaro Energy Tbk	3,751,500	899,235
PT Aneka Tambang Tbk	862,000	229,538
PT Astra Agro Lestari Tbk	195,500	474,713
PT Astra International Tbk	2,890,061	14,934,573
*PT Bakrie & Brothers Tbk	8,273,000	62,981
PT Bank Central Asia Tbk	9,187,000	5,499,325
PT Bank Danamon Indonesia Tbk	2,719,740	1,725,253
PT Bank Mandiri Persero Tbk	3,021,000	1,913,259
*PT Bank Pan Indonesia Tbk	8,080,000	1,127,871
PT Bank Rakyat Indonesia Tbk	1,910,000	1,869,415
PT Bumi Resources Tbk	15,481,000	3,973,046
PT Gudang Garam Tbk	135,500	411,129
*PT Holcim Indonesia Tbk	512,500	131,626
PT Indo Tambangraya Megah Tbk	179,000	766,231
PT Indocement Tunggal Prakarsa Tbk	815,500	1,413,082
PT Indofood Sukses Makmur Tbk	1,529,500	652,554
PT Indosat Tbk	437,000	283,471
PT International Nickel Indonesia Tbk	1,038,000	563,546
PT Kalbe Farma Tbk	1,021,000	232,705
*PT Lippo Karawaci Tbk	6,121,750	393,031
*PT Panasia Indosyntec Tbk	75,100	1,958
PT Perusahaan Gas Negara Tbk	6,173,000	2,772,369
PT Semen Gresik Persero Tbk	2,263,000	2,037,741
PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	508,067

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Tambang Batubara Bukit Asam Tbk	253,500	$515,981
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770
PT Unilever Indonesia Tbk	2,382,000	3,632,137
PT United Tractors Tbk	675,000	1,442,558

TOTAL INDONESIA		60,563,165

ISRAEL — (1.5%)
*Bank Hapoalim B.M.	703,018	2,830,462
*Bank Leumi Le-Israel B.M.	722,579	3,085,684
Bezeq Israeli Telecommunication Corp., Ltd.	754,480	1,842,668
Clal Industries & Investments, Ltd.	20,798	144,949
Elbit Systems, Ltd.	14,706	901,699
IDB Holding Corp., Ltd.	—	12
Israel Chemicals, Ltd.	256,638	3,071,819
Koor Industries, Ltd.	1	13
Makhteshim-Agan Industries, Ltd.	28,861	121,139
*Migdal Insurance & Financial Holdings, Ltd.	26,773	54,285
Osem Investment, Ltd.	1	8
Partner Communications Co., Ltd.	44,383	870,853
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496

TOTAL ISRAEL		37,803,087

MALAYSIA — (4.5%)
Affin Holdings Berhad	312,600	293,339
Alliance Financial Group Berhad	301,700	294,061
AMMB Holdings Berhad	874,959	1,358,535
*Axiata Group Berhad	3,705,375	4,513,035
Batu Kawan Berhad	15,000	50,289
Berjaya Corp. Berhad	734,800	390,481
*Berjaya Media Berhad	18,300	5,199
Berjaya Sports Toto Berhad	803,464	1,146,830
Boustead Holdings Berhad	159,460	178,172
British American Tobacco Malaysia Berhad	225,200	3,099,647
CIMB Group Holdings Berhad	2,785,627	12,334,742
Digi.Com Berhad	495,162	3,523,009
EON Capital Berhad	175,500	388,391
Fraser & Neave Holdings Berhad	61,000	205,971
Gamuda Berhad	805,700	753,961
Genting Berhad	3,086,500	6,672,521
Genting Malaysia Berhad	4,928,500	4,449,179
Genting Plantations Berhad	276,600	586,639
Hong Leong Bank Berhad	732,150	1,989,962
Hong Leong Financial Group Berhad	249,329	676,662
IJM Corp. Berhad	336,560	518,195
IOI Corp. Berhad	5,115,605	8,682,972
KLCC Property Holdings Berhad	170,800	172,003
Kuala Lumpur Kepong Berhad	692,100	3,570,241
Lafarge Malayan Cement Berhad	259,580	547,326
Malayan Banking Berhad	729,253	1,741,130
*Malaysian Airlines System Berhad	1,198,734	812,145
Malaysian Bulk Carriers Berhad	49,000	47,548
*MISC Berhad	2,396,098	6,691,136
MMC Corp. Berhad	1,340,700	1,040,926
Nestle (Malaysia) Berhad	217,200	2,393,127
Oriental Holdings Berhad	232,900	442,286
Parkson Holdings Berhad	184,476	334,522
Petronas Dagangan Berhad	403,000	1,142,825
Petronas Gas Berhad	753,600	2,354,712
Plus Expressways Berhad	2,201,100	2,367,558
PPB Group Berhad	810,100	4,507,717
Public Bank Berhad (B012W42)	67,739	254,637

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Public Bank Berhad (B012W53)	1,550,201	$5,834,565
RHB Capital Berhad	525,900	1,014,425
Shell Refining Co. Federation of Malaysia Berhad	227,000	766,629
Sime Darby Berhad	3,457,620	9,473,133
SP Setia Berhad	971,150	1,274,860
Star Publications (Malaysia) Berhad	401,300	422,879
Telekom Malaysia Berhad	1,705,900	1,851,449
Tenaga Nasional Berhad	2,121,000	5,637,883
*UEM Land Holdings Berhad	1,050,937	458,799
UMW Holdings Berhad	729,066	1,441,397
YTL Corp. Berhad	1,376,885	3,191,828
YTL Power International Berhad	283,040	194,032

TOTAL MALAYSIA		112,093,510

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	5,979,675
#*Cementos de Mexico S.A.B. de C.V. Series B	267,800	319,518
*Cemex S.A.B. de C.V. Sponsored ADR	12,500	148,500
#Coca-Cola Femsa S.A.B. de C.V. Series L	385,400	2,700,437
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	14,774
Corporativo Fragua S.A.B. de C.V. Series B	21	174
El Puerto de Liverpool S.A.B. de C.V. Series C1	289,300	1,562,545
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	9,994,060
*Gruma S.A.B. de C.V. ADR	67,311	492,717
#Grupo Carso S.A.B. de C.V. Series A-1	842,132	3,080,641
#Grupo Elektra S.A. de C.V.	99,850	4,703,689
#Grupo Financiero Banorte S.A.B. de C.V.	1,951,829	7,847,106
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	912,864	3,076,182
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	535,600	4,278,362
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	204,593
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618
*Grupo Modelo S.A.B. de C.V. Series C	832,100	4,565,238
*Grupo Nutrisa S.A. de C.V.	129	325
*Grupo Qumma S.A. de C.V. Series B	1,591	23
#Grupo Televisa S.A. de C.V.	1,704,800	7,093,497
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,282,060
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,524,776	3,280,994
#Industrias Penoles S.A.B. de C.V.	140,038	2,974,268
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	4,003,642
#*Organizacion Soriana S.A.B. de C.V. Series B	1,477,800	4,419,387
*Savia S.A. de C.V.	120,000	7,797
#Telefonos de Mexico S.A.B. de C.V.	6,988,000	5,369,163
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	152,044
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	189,242
#Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,928,859
Telmex Internacional S.A.B. de C.V. ADR	30,200	576,820
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567

TOTAL MEXICO		164,096,321

PHILIPPINES — (0.5%)
Aboitiz Equity Ventures, Inc.	2,439,000	914,485
Aboitiz Power Corp.	530,000	180,435
Ayala Corp. Series A	264,933	2,006,738
Ayala Land, Inc.	7,832,118	2,384,398
Banco de Oro Unibank, Inc.	1,164,108	1,090,788
Bank of the Philippine Islands	1,972,456	1,999,125
*Energy Development Corp.	1,212,500	145,405
*Filipina Water Bottling Corp.	2,006,957	—
Metro Bank & Trust Co.	257,100	302,638
Philippine Long Distance Telephone Co.	57,920	3,245,508

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
SM Prime Holdings, Inc.	508,168	$116,063

TOTAL PHILIPPINES		12,385,583

POLAND — (1.3%)
Asseco Poland SA (5978953)	29,080	557,210
*Asseco Poland SA (B67R6N0)	1,454	28,062
*Bank Handlowy w Warszawie SA	17,748	486,128
*Bank Pekao SA	163,030	9,289,895
*Bank Przemyslowo Handlowy BPH SA	2,029	48,740
*Bank Zackodni WBK SA	37,228	2,734,194
Browary Zywiec SA	13,634	2,385,907
*Cyfrowy Polsat SA	10,560	52,786
*Getin Holdings SA	147,860	543,734
*ING Bank Slaski SA	1,501	394,963
KGHM Polska Miedz SA	61,000	2,274,954
*Kredyt Bank SA	73,612	390,413
*Mondi Packaging Paper Swiecie SA	12,683	311,466
*Polski Koncern Naftowy Orlen SA	267,237	3,520,095
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	847,330
Powszechna Kasa Oszczednosci Bank Polski SA	220,087	3,169,283
Telekomunikacja Polska SA	1,025,852	5,579,160
TVN SA	58,962	378,479

TOTAL POLAND		32,992,799

RUSSIA — (3.8%)
*Evraz Group SA GDR	74,284	2,678,962
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180
*Gazpromneft JSC Sponsored ADR	46,954	1,266,625
*Lukoil OAO Sponsored ADR	330,511	18,590,951
*Magnitogorsk Iron & Steel Works Sponsored GDR	79,081	1,068,069
*MMC Norilsk Nickel JSC ADR	546,894	10,322,462
*Novolipetsk Steel OJSC GDR	45,708	1,646,123
*Novorossiysk Sea Trade Port GDR	11,183	148,991
*Polymetal GDR	52,687	548,963
*Rosneft Oil Co. GDR	887,586	7,103,271
*RusHydro Sponsored ADR	406,736	2,330,705
*Severstal OAO GDR	83,200	1,119,363
*Surgutneftegaz Sponsored ADR	495,051	4,685,330
*Tatneft Sponsored ADR	29,354	885,090
*TMK OAO GDR	35,758	736,964
*Uralkali Sponsored GDR	105,437	2,245,754
*VTB Bank OJSC GDR	489,604	2,610,991
*X5 Retail Group NV GDR	49,828	1,769,920

TOTAL RUSSIA		94,775,714

SOUTH AFRICA — (8.1%)
ABSA Group, Ltd.	362,514	6,869,227
Adcock Ingram Holdings, Ltd.	3,672	29,059
African Bank Investments, Ltd.	318,206	1,513,753
African Rainbow Minerals, Ltd.	182,514	4,825,418
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,285,015
*ArcelorMittal South Africa, Ltd.	297,803	3,404,581
*Aspen Pharmacare Holdings, Ltd.	37,154	416,896
Aveng, Ltd.	1,961	9,837
Bidvest Group, Ltd.	182,111	3,338,529
Data Tec, Ltd.	6,420	29,344
Discovery Holdings, Ltd.	391,199	1,892,421
Exxaro Resources, Ltd.	83,898	1,389,752
FirstRand, Ltd.	1,540,707	4,233,085

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Freeworld Coatings, Ltd.	88,329	$121,417
Gold Fields, Ltd. Sponsored ADR	425,086	5,713,156
Harmony Gold Mining Co., Ltd.	334,419	3,259,778
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,239,429
Impala Platinum Holdings, Ltd.	478,692	13,424,808
Investec, Ltd.	118,615	995,143
Kumba Iron Ore, Ltd.	15,092	711,136
Liberty Holdings, Ltd.	200,196	2,059,208
Massmart Holdings, Ltd.	83,456	1,240,316
Mondi, Ltd.	11,693	81,937
*MTN Group, Ltd.	1,659,950	24,217,399
Murray & Roberts Holdings, Ltd.	257	1,454
Naspers, Ltd. Series N	324,237	13,057,043
Nedbank Group, Ltd.	55,383	1,000,499
Network Healthcare Holdings, Ltd.	374,194	686,998
Pick’n Pay Stores, Ltd.	288,558	1,619,478
Pretoria Portland Cement Co., Ltd.	753,899	3,401,558
PSG Group, Ltd.	164,207	624,258
Sanlam, Ltd.	961,639	3,129,906
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396
Shoprite Holdings, Ltd.	596,920	6,305,442
Standard Bank Group, Ltd.	861,864	13,104,398
Steinhoff International Holdings, Ltd.	722,272	1,976,128
*Super Group, Ltd.	2,619,768	260,391
Telkom South Africa, Ltd.	443,158	2,201,884
Tiger Brands, Ltd.	76,245	1,930,743
Truworths International, Ltd.	138,004	981,173
Vodacom Group Pty, Ltd.	521,362	3,990,989

TOTAL SOUTH AFRICA		200,196,172

SOUTH KOREA — (12.7%)
#Amorepacific Corp.	3,527	2,663,948
Cheil Industrial, Inc.	20,690	1,483,165
#Daewoo Engineering & Construction Co., Ltd.	163,198	1,518,260
#Daewoo International Corp.	48,663	1,541,797
*Daewoo Securities Co., Ltd.	103,195	1,938,098
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	135,170	2,568,373
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,096,455
#*Doosan Infracore Co., Ltd.	82,000	1,629,154
#Glovis Co., Ltd.	6,360	704,108
GS Engineering & Construction Corp.	27,320	2,065,101
GS Holdings Corp.	42,945	1,493,782
Hana Financial Group, Inc.	112,261	3,491,740
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,886,659
Hite Brewery Co., Ltd.	1,669	196,389
#*Hynix Semiconductor, Inc.	163,310	4,133,456
Hyundai Department Store Co., Ltd.	3,893	347,996
Hyundai Development Co.	33,870	835,586
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806
#Hyundai Merchant Marine Co., Ltd.	24,600	600,389
Hyundai Mobis	53,070	8,808,356
#Hyundai Motor Co., Ltd.	95,919	11,697,991
*Hyundai Securities Co.	18,410	215,197
#Hyundai Steel Co.	58,560	4,775,514
Industrial Bank of Korea, Ltd.	78,210	1,087,598
Kangwon Land, Inc.	134,910	2,092,613
KB Financial Group, Inc.	139,085	6,776,735
KCC Corp.	6,668	1,874,581
#Kia Motors Corp.	225,130	5,493,155
*Korea Electric Power Corp.	295,290	8,958,200
Korea Exchange Bank	200,200	2,443,553

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korea Gas Corp.	33,003	$1,329,547
KT Corp.	166,530	7,391,123
KT&G Corp.	103,590	5,221,460
LG Chemical, Ltd.	32,392	8,191,149
#LG Corp.	122,942	8,382,733
#LG Display Co., Ltd. ADR	128,466	2,710,633
#LG Electronics, Inc.	88,910	9,694,523
#LG Household & Healthcare Co., Ltd.	5,120	1,398,983
LS Industrial Systems Co., Ltd.	1,000	65,857
*Mirae Asset Securities Co., Ltd.	7,275	361,109
NCsoft Corp.	4,529	673,351
OCI Co., Ltd.	780	147,907
POSCO	46,060	20,654,841
Samsung Card Co., Ltd.	23,720	1,177,572
Samsung Corp.	100,930	4,772,647
Samsung Electro-Mechanics Co., Ltd.	37,767	4,768,611
Samsung Electronics Co., Ltd.	97,139	73,858,555
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946
#Samsung Engineering Co., Ltd.	6,628	638,752
Samsung Fire & Marine Insurance, Ltd.	35,022	6,474,322
Samsung Heavy Industries Co., Ltd.	126,000	2,891,495
Samsung SDI Co., Ltd.	20,352	2,711,396
*Samsung Securities Co., Ltd.	33,780	1,865,122
Samsung Techwin Co., Ltd.	7,702	612,263
Shinhan Financial Group Co., Ltd.	218,686	9,302,386
Shinhan Financial Group Co., Ltd. ADR	16,770	1,427,798
Shinsegae Co., Ltd.	12,596	5,775,034
SK Co., Ltd.	21,194	1,666,615
#SK Energy Co., Ltd.	51,889	5,653,651
SK Telecom Co., Ltd.	50,475	7,877,131
#S-Oil Corp.	47,310	2,411,545
STX Pan Ocean Co., Ltd.	30,480	358,961
Woongjin Coway Co., Ltd.	13,260	436,626

TOTAL SOUTH KOREA		314,905,399

TAIWAN — (10.4%)
Acer, Inc.	2,802,238	7,641,603
#Advanced Semiconductor Engineering, Inc.	2,990,899	2,919,865
Asia Cement Corp.	2,452,113	2,305,636
Asustek Computer, Inc.	2,968,205	5,723,361
AU Optronics Corp.	1,332,873	1,535,715
#AU Optronics Corp. Sponsored ADR	348,006	4,033,390
#Catcher Technology Co., Ltd.	270,429	713,457
*Cathay Financial Holdings Co., Ltd.	2,902,761	4,644,533
Chang Hwa Commercial Bank	2,229,000	1,000,869
#Cheng Shin Rubber Industry Co., Ltd.	1,078,789	2,318,605
Chicony Electronics Co., Ltd.	199,368	526,137
Chimei Innolux Corp.	2,633,818	3,845,001
*China Development Financial Holding Corp.	4,204,000	1,178,912
China Steel Corp.	8,747,669	9,308,330
Chinatrust Financial Holdings Co., Ltd.	2,615,770	1,477,292
Chunghwa Telecom Co., Ltd. ADR	155,423	3,033,857
*Chungwa Picture Tubes Co., Ltd.	5,307,000	511,527
*Clevo Co.	212,643	464,535
#Compal Electronics, Inc.	3,708,375	5,153,838
Delta Electronics, Inc.	1,812,366	6,007,545
*E.Sun Financial Holding Co., Ltd.	1,304,790	580,079
#Epistar Corp.	278,000	889,518
*Evergreen Marine Corp., Ltd.	481,869	308,048
Everlight Electronics Co., Ltd.	163,942	516,276
Far Eastern Department Stores Co., Ltd.	331,000	295,444

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Far Eastern New Century Corp.	4,292,007	$4,656,958
*Far EasTone Telecommunications Co., Ltd.	815,000	991,952
*Farglory Land Development Co., Ltd.	73,000	154,952
First Financial Holding Co., Ltd.	5,210,574	2,868,462
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166
Formosa Plastics Corp.	5,051,648	11,222,961
Formosa Taffeta Co., Ltd.	605,000	482,823
#Foxconn Technology Co., Ltd.	684,791	2,832,149
*Fubon Financial Holding Co., Ltd.	5,940,052	7,241,399
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710
Hotai Motor Co., Ltd.	387,000	1,080,316
#HTC Corp.	527,199	7,064,294
Hua Nan Financial Holding Co., Ltd.	5,438,897	3,191,226
*Inotera Memories, Inc.	674,976	476,421
Inventec Corp.	1,732,722	998,993
#Largan Precision Co., Ltd.	46,860	772,763
Lite-On Technology Corp.	1,036,520	1,375,644
#Macronix International Co., Ltd.	1,794,825	1,193,464
#Media Tek, Inc.	735,527	12,453,974
Mega Financial Holding Co., Ltd.	4,537,000	2,649,670
Nan Ya Plastic Corp.	7,084,564	14,853,387
#Nan Ya Printed Circuit Board Corp.	200,940	838,432
*Nanya Technology Corp.	185,000	162,268
*Novatek Microelectronics Corp, Ltd.	140,000	479,881
*Polaris Securities Co., Ltd.	802,000	399,854
Pou Chen Corp.	2,007,341	1,718,056
#*Powertech Technology, Inc.	184,000	656,322
President Chain Store Corp.	834,831	2,387,000
*Qisda Corp.	498,000	294,381
Realtek Semiconductor Corp.	150,000	406,268
#Richtek Technology Corp.	39,000	408,923
*Ruentex Industries, Ltd.	162,000	395,819
*Shin Kong Financial Holding Co., Ltd.	2,174,657	835,526
#Siliconware Precision Industries Co., Ltd.	2,347,324	2,876,254
*SinoPac Holdings Co., Ltd.	2,807,000	954,681
Synnex Technology International Corp.	927,700	2,210,679
*Taishin Financial Holdings Co., Ltd.	1,500,101	578,839
*Taiwan Business Bank	21,000	5,624
Taiwan Cement Corp.	2,415,895	2,171,007
Taiwan Cooperative Bank	2,997,634	1,826,369
Taiwan Fertilizer Co., Ltd.	371,000	1,180,550
Taiwan Glass Industrial Corp.	1,309,200	1,219,265
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226
*Tatung Co., Ltd.	1,058,000	217,390
Transcend Information, Inc.	131,181	414,643
*Tripod Technology Corp.	161,000	553,156
Tung Ho Steel Enterprise Corp.	7,000	7,546
U-Ming Marine Transport Corp.	648,860	1,340,079
*Unimicron Technology Corp.	615,000	923,973
Uni-President Enterprises Corp.	3,496,346	3,886,935
*United Microelectronics Corp.	6,329,000	3,184,237
Wistron Corp.	1,251,698	2,405,023
#*WPG Holdings Co., Ltd.	246,000	504,943
#*Young Fast Optoelectronics Co., Ltd.	38,000	355,121
Yuanta Financial Holding Co., Ltd.	2,384,885	1,421,969
Yulon Motor Co., Ltd.	145,000	168,410

TOTAL TAIWAN		257,085,706

THAILAND — (1.5%)
Advance Info Service PCL (Foreign)	1,541,800	3,609,685
Bangkok Bank PCL (Foreign)	129,000	478,442

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Bangkok Bank PCL (Foreign) NVDR	286,400	$1,031,235
Bangkok Dusit Medical Services PCL (Foreign)	213,800	164,538
Bank of Ayudhya PCL (Foreign)	2,590,200	1,585,102
Banpu PCL (Foreign)	115,100	2,305,202
BEC World PCL (Foreign)	1,097,600	787,029
Bumrungrad Hospital PCL (Foreign)	88,300	81,873
*C.P. ALL PCL (Foreign)	2,436,200	2,108,286
Charoen Pokphand Foods PCL (Foreign)	4,181,300	2,003,095
Delta Electronics (Thailand) PCL (Foreign)	321,710	214,772
Glow Energy PCL (Foreign)	119,000	131,487
IRPC PCL (Foreign)	4,240,300	579,265
Kasikornbank PCL (Foreign)	1,612,200	4,696,333
Krung Thai Bank PCL (Foreign)	4,726,870	1,796,956
Land & Houses PCL (Foreign) NVDR	790,000	123,304
PTT Aromatics & Refining PCL (Foreign)	1,287,137	1,103,942
PTT Chemical PCL (Foreign)	517,460	1,655,296
PTT Exploration & Production PCL (Foreign)	592,000	2,781,147
PTT PCL (Foreign)	425,200	3,377,419
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	975,026
Siam Cement PCL (Foreign) (The)	117,100	980,810
Siam Cement PCL (Foreign) NVDR (The)	41,600	339,434
Siam City Bank PCL (Foreign)	833,100	823,959
Siam City Cement PCL (Foreign)	123,813	822,741
Siam Commercial Bank PCL (Foreign)	1,001,366	2,537,846
Siam Makro PCL (Foreign)	78,500	238,982
Thai Oil PCL (Foreign)	196,000	284,716
*TMB Bank PCL (Foreign)	3,780,000	157,719

TOTAL THAILAND		37,775,641

TURKEY — (2.2%)
Akbank T.A.S.	1,429,079	7,175,869
Anadolu Efes Biracilik ve Malt Sanayi A.S.	331,953	4,114,706
*Asya Katilim Bankasi A.S.	151,578	400,142
Aygaz A.S.	—	2
BIM BirlesikMagazalar A.S.	17,544	980,631
Dogan Sirketler Grubu Holdings A.S.	399,572	298,581
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	360,969	1,742,570
*Eregli Demir ve Celik Fabrikalari Turk A.S.	633,832	1,986,446
Ford Otomotiv Sanayi A.S.	114,792	907,078
*Haci Omer Sabanci Holding A.S.	1	3
*Koc Holding A.S. Series B	775,171	2,999,467
Tofas Turk Otomobil Fabrikasi A.S.	1	3
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,803,852
*Turk Ekonomi Bankasi A.S.	—	—
Turk Hava Yollari A.S.	131,400	434,340
*Turk Sise ve Cam Fabrikalari A.S.	1	1
Turkcell Iletisim Hizmetleri A.S.	240,093	1,556,152
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993
Turkiye Halk Bankasi	139,950	1,107,354
Turkiye Is Bankasi A.S.	2,088,220	7,252,423
*Turkiye Vakiflar Bankasi T.A.O.	385,861	1,021,502
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,572,677

TOTAL TURKEY		54,124,795

TOTAL COMMON STOCKS		2,052,893,371

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205
*Brasil Telecom SA	436,993	2,775,437
*Brasil Telecom SA ADR	14,349	272,201

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Cia Vale do Rio Doce	166,500	$4,480,515
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	35,100	2,404,701
Companhia de Bebidas das Americas	83	8,104
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480
Companhia Energetica de Minas Gerais SA	450,722	7,156,576
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,692
Gerdau SA	756,268	12,425,724
Itau Unibanco Holding SA	1,765,755	38,276,225
Itau Unibanco Holding SA ADR	271,346	5,882,781
Petroleo Brasilerio SA ADR	1,206,109	45,759,775
Tele Norte Leste Participacoes SA	180,034	2,692,872
Tele Norte Leste Participacoes SA ADR	127,600	1,896,136
Telecomunicacoes de Sao Paulo SA	96,700	1,891,443
Telemar Norte Leste SA	33,612	889,488
Ultrapar Participacoes SA Sponsored ADR	63,577	2,996,384
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	6,339,123
Vale SA Series A	1,412,691	37,904,737
*Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,571,447

TOTAL BRAZIL		218,925,046

TOTAL PREFERRED STOCKS		218,925,046

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Companhia de Bebidas das Americas Rights 05/31/10 (R2361932)	421	—
*Companhia de Bebidas das Americas Rights 05/31/10 (R2361976)	1	—

TOTAL BRAZIL		—

CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	240,163	2,165
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	337

TOTAL CHINA		2,502

MALAYSIA — (0.0%)
*Gamuda Berhad Rights 05/18/10	100,712	7,590

TOTAL RIGHTS/WARRANTS		10,092

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	$1,317	$1,317,198

TOTAL SECURITIES LENDING COLLATERAL		206,786,259

TOTAL INVESTMENTS — (100.0%)
(Cost $1,281,019,294)		$2,484,030,768

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.8%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$—

BRAZIL — (6.7%)
Acos Villares SA	2,342,500	1,078,096
*Acucar Guarani SA	109,900	299,684
AES Tiete SA (2440693)	53,900	540,783
AES Tiete SA (2441038)	97,828	1,092,387
*Agre Empreendimentos Imobiliarios SA	23,873	106,850
All America Latina Logistica SA	68,850	615,917
American Banknote SA	66,200	628,391
Amil Participacoes SA	105,600	865,698
*Anhanguera Educacional Participacoes SA	133,200	2,036,793
B2W Cia Global Do Varejo	123,200	2,717,381
Banco ABC Brasil SA	53,400	384,314
Banco Alfa de Investimento SA	700	3,141
Banco Daycoval SA	27,800	157,212
Banco Industrial e Comercial SA	64,100	504,835
*Banco Mercantil do Brasil SA	1,327	9,161
Banco Panamericano SA	63,700	379,287
Banco Pine SA	62,500	375,737
Banco Sofisa SA	92,600	241,855
*Bematech SA	68,200	353,898
*Bombril SA	17,600	101,251
*BR Malls Participacoes SA	225,579	2,860,211
*Brasil Brokers Participacoes SA	126,900	567,975
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,004,620	676,200
BRF - Brasil Foods SA ADR	62,468	833,948
*Brookfield Incorporacoes SA	189,500	852,518
Camargo Correa Desenvolvimento Imobiliario SA	51,100	170,211
Cia de Gas de Sao Paulo SA	27,000	525,787
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,091,650
Cia de Saneamento do Parana	176,900	283,936
Cia Energetica de Sao Paulo	159,900	2,327,323
Cia Hering SA	27,900	624,369
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,302,485
*Contax Participacoes SA	1,500	22,570
*Cosan SA Industria e Comercio	62,800	789,403
*CR2 Empreendimentos Imobiliarios SA	6,600	19,744
Cremer SA	12,000	128,474
Cyrela Brazil Realty SA	123,033	1,475,759
Diagnosticos Da America SA	507,200	4,382,652
*Drogasil SA	1,400	23,518
Duratex SA	624,462	5,690,481
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,771,404
*Energias do Brazil SA	62,102	1,187,914
Equatorial Energia SA	19,300	172,320
Eternit SA	188,589	872,289
*Even Construtora e Incorporadora SA	40,300	140,496
*Ez Tec Empreendimentos e Participacoes SA	30,100	141,820
Ferbasa-Ferro Ligas da Bahia SA	92,500	667,841
*Fertilizantes Fosfatados SA	123,100	1,138,051
*Gafisa SA	301,600	2,064,743
#*Gafisa SA ADR	34,937	482,829
*General Shopping Brasil SA	28,865	141,315
*Globex Utilidades SA	58,737	429,144
#Gol Linhas Aereas Inteligentes SA ADR	72,727	951,269
Grendene SA	175,600	826,353
*Guararapes Confeccoes SA	3,800	129,767
*Helbor Empreendimentos SA	13,700	94,578

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*IdeiasNet SA	234,800	$482,230
Iguatemi Empresa de Shopping Centers SA	44,200	739,188
Industrias Romi SA	77,500	523,875
*Inepar SA Industria e Construcoes	32,940	107,447
*Inpar SA	295,600	479,558
*Iochpe-Maxion SA	50,880	469,797
JHSF Participacoes SA	93,200	153,345
*Joao Fortes Engenharia SA	37,300	213,511
*Kepler Weber SA	1,804,000	467,021
*Kroton Educacional SA	12,800	120,397
Light SA	199,200	2,693,053
*LLX Logistica SA	428,825	2,059,939
Localiza Rent a Car SA	219,700	2,434,300
Lojas Renner SA	273,700	6,786,406
*LPS Brasil Consultoria de Imoveis SA	22,600	287,335
*Lupatech SA	34,700	476,108
*M Dias Branco SA	44,100	1,061,749
*M&G Poliester SA	640,780	62,668
*Magnesita Refratarios SA	538,604	3,947,542
Marfrig Alimentos SA	210,300	2,206,744
Marisa SA	15,000	152,308
*Medial Saude SA	48,250	402,488
*Minerva SA	64,658	273,399
*MMX Mineracao e Metalicos SA (B19XCG7)	147,200	1,088,175
*MMX Mineracao e Metalicos SA (B3MLN68)	68,284	495,754
*MPX Energia SA	46,000	567,375
*MRV Engenharia e Participacoes SA	300,000	2,100,388
*Multiplan Empreendimentos Imobiliarios SA	82,900	1,446,964
Natura Cosmeticos SA	76,800	1,630,329
*Obrascon Huarte Lain Brasil SA	39,700	936,173
OdontoPrev SA	48,200	1,581,942
Parana Banco SA	29,200	155,218
*Paranapanema SA	355,521	1,165,810
*PDG Realty SA Empreendimentos e Participacoes	448,000	4,072,142
*Plascar Participacoes Industriais SA	155,200	318,748
Porto Seguro SA	261,800	2,706,484
*Positivo Informatica SA	33,300	359,006
*Profarma Distribuidora de Produtos Farmaceuticos SA	13,200	132,892
*Rodobens Negocios Imobiliarios SA	8,000	57,483
*Rossi Residencial SA	334,090	2,460,148
Sao Carlos Empreendimentos e Participacoes SA	51,500	538,332
Sao Martinho SA	64,100	577,112
Sao Paulo Alpargatas SA	102,000	393,154
*SLC Agricola SA	55,700	522,954
*Springs Global Participacoes SA	37,100	101,167
*Sul America SA	31,300	852,973
Tam SA	135,800	2,386,705
*Tecnisa SA	8,600	43,043
*Tegma Gestao Logistica	24,735	212,024
Terna Participacoes SA	3,800	84,384
Totvs SA	49,764	3,421,141
*Trisul SA	6,138	22,071
*Universo Online SA	72,700	416,982

TOTAL BRAZIL		106,801,499

CHILE — (2.4%)
AFP Cuprum SA	1,398	62,768
Aguas Andinas SA Series A	748,702	343,368
Almendral SA	1,445,104	150,372
Banmedica SA	1,312,094	1,643,436
*Besalco SA	240,127	228,120

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
Cementos Bio-Bio SA	452,622	$1,199,259
Cia Cervecerias Unidas SA ADR	11,200	483,280
*Cintac SA	324,650	200,189
Compania Cervecerias Unidas SA	204,100	1,750,159
Compania de Consumidores de Gas Santiago SA	76,171	432,264
Compania General de Electricidad SA	65,672	405,598
*Compania SudAmericana de Vapores SA	2,745,213	2,264,093
Corpbanca SA	285,638,523	2,597,965
#Corpbanca SA ADR	31,658	1,397,701
Cristalerias de Chile SA	159,630	1,937,892
Embotelladora Andina SA Series A ADR	248	4,402
Embotelladora Andina SA Series B	404,281	1,476,274
Embotelladora Andina SA Series B ADR	900	19,683
*Empresa Electrica del Norte Grande SA	321,542	644,385
*Empresa Electrica Pilmaiquen SA	60,267	241,556
*Empresas Iansa SA	6,287,667	399,832
*Empresas La Polar SA	745,043	4,328,557
ENTEL Chile SA	85,352	1,208,694
Farmacias Ahumada SA	249,596	793,590
Forus SA	24,439	36,262
*Grupo Security SA	136,267	42,013
Industrias Forestales SA	20,000	4,779
Inversiones Aguas Metropolitanas SA	1,598,644	2,079,362
*Madeco SA	28,391,276	1,630,331
*Masisa SA	8,936,076	1,266,324
*Multiexport Foods SA	1,414,508	264,394
*Parque Arauco SA	1,055,338	1,423,725
Ripley Corp SA	1,192,149	1,059,024
*Salfacorp SA	315,749	699,704
*Sigdo Koppers SA	236,639	225,718
*Socovesa SA	1,327,345	611,277
*Sonda SA	886,671	1,382,247
*Soquimic Comercial SA	562,478	243,764
Vina Concha Y Toro SA	1,210,803	2,648,158
Vina Concha Y Toro SA Sponsored ADR	1,725	75,124
*Vina San Pedro Tarapaca SA	40,113,498	316,533

TOTAL CHILE		38,222,176

CHINA — (10.7%)
*A8 Digital Music Holdings, Ltd.	150,000	108,940
#Agile Property Holdings, Ltd.	1,094,000	1,266,111
Ajisen China Holdings, Ltd.	480,000	514,834
*AMVIG Holdings, Ltd.	180,000	132,867
#*Anhui Expressway Co., Ltd.	834,000	536,708
*Anhui Tianda Oil Pipe Co., Ltd.	267,000	132,155
#Anta Sports Products, Ltd.	467,000	832,581
*Anton Oilfield Services Group	402,000	42,302
#*Asia Cement China Holdings Corp.	212,500	102,524
*AVIC International Holding HK, Ltd.	692,000	37,786
#*AviChina Industry and Technology Co., Ltd.	1,472,000	629,865
*Baoye Group Co., Ltd.	1,802,000	1,317,431
*Beijing Capital International Airport Co., Ltd.	1,120,000	673,761
#Beijing Capital Land, Ltd.	4,358,500	1,317,856
*Beijing Development HK, Ltd.	252,000	59,244
*Beijing Jingkelong Co., Ltd.	142,488	167,104
#*Beijing North Star Co., Ltd.	670,000	188,236
Bosideng International Holdings, Ltd.	942,000	260,505
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	4,283,054
*BYD Co., Ltd.	13,000	115,182
#*BYD Electronic International Co., Ltd.	645,075	459,788
*Central China Real Estate, Ltd.	427,000	105,957

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Centron Telecom International Holdings, Ltd.	271,000	$93,703
Chaoda Modern Agriculture (Holdings), Ltd.	2,373,245	2,704,335
*China Aerospace International Holdings, Ltd.	8,318,500	1,136,864
*China Agri-Industries Holdings, Ltd.	4,000	5,230
#*China Aoyuan Property Group, Ltd.	985,000	160,998
#China Automation Group, Ltd.	300,000	241,371
*China BlueChemical, Ltd.	1,190,000	744,841
#*China Chengtong Development Group, Ltd.	1,190,000	87,631
#*China Communications Services Corp., Ltd.	1,718,000	862,577
China Dongxiang Group Co.	1,925,000	1,304,158
*China Energine International Holdings, Ltd.	776,000	97,817
#China Everbright International, Ltd.	5,281,800	2,607,296
*China Everbright, Ltd.	512,000	1,263,872
#China Foods, Ltd.	698,000	513,656
#China Gas Holdings, Ltd.	5,115,500	2,895,175
#*China Grand Forestry Green Resources Group, Ltd.	3,130,000	122,542
#China Green (Holdings), Ltd.	366,000	426,613
#*China Haidian Holdings, Ltd.	652,000	68,787
China High Speed Transmission Equipment Group Co., Ltd.	635,000	1,503,283
#*China Huiyuan Juice Group, Ltd.	421,000	320,384
*China Mining Resources Group, Ltd.	20,164,900	653,773
*China Molybdenum Co., Ltd.	846,000	660,251
*China National Materials Co., Ltd.	658,000	426,778
*China Nickel Resources Holding Co., Ltd.	296,000	50,802
*China Oil & Gas Group, Ltd.	3,120,000	452,713
#*China Pharmaceutical Group, Ltd.	612,000	446,618
#*China Power International Development, Ltd.	5,805,200	1,322,630
*China Power New Energy Development Co., Ltd.	1,080,000	125,331
*China Properties Group, Ltd.	385,000	115,250
#*China Rare Earth Holdings, Ltd.	596,000	145,616
China Resources Gas Group, Ltd.	336,000	501,167
*China Resources Microelectronics, Ltd.	2,475,000	124,158
*China Seven Star Shopping, Ltd.	3,110,000	76,567
China Shineway Pharmaceutical Group, Ltd.	460,200	1,407,812
#*China Starch Holdings, Ltd.	950,000	200,623
#*China State Construction International Holdings, Ltd.	3,580,800	1,234,600
China Travel International Investment Hong Kong, Ltd.	13,617,900	3,361,995
#China Wireless Technologies, Ltd.	676,000	340,489
China Yurun Food Group, Ltd.	2,013,000	6,142,667
*Chinese People Holdings Co., Ltd.	168,000	7,581
#*Chongqing Iron & Steel Co., Ltd.	1,681,400	487,423
#*Chongqing Machinery & Electric Co., Ltd.	496,000	130,701
*CIMC Enric Holdings, Ltd.	166,000	95,588
*Citic 21CN Co., Ltd.	4,363,200	937,006
*CITIC Resources Holdings, Ltd.	8,560,600	2,007,138
*Clear Media, Ltd.	56,000	37,144
*Coastal Greenland, Ltd.	552,000	32,002
#Comba Telecom Systems Holdings, Ltd.	246,000	349,179
*COSCO International Holdings, Ltd.	3,287,000	1,874,902
*COSCO Pacific, Ltd.	1,136,000	1,531,731
Coslight Technology International Group, Ltd.	102,000	140,167
*Dachan Food Asia, Ltd.	259,000	56,437
*Dalian Port PDA Co., Ltd.	482,000	221,250
Daphne International Holdings, Ltd.	732,000	756,159
Denway Motors, Ltd.	3,462,000	2,037,743
*Digital China Holdings, Ltd.	443,800	652,158
Dongfang Electric Co., Ltd.	6,600	42,711
*Dongyue Group	244,000	56,391
*Dynasty Fine Wines Group, Ltd.	296,000	116,348
*Embry Holdings, Ltd.	32,000	18,876
*Enerchina Holdings, Ltd.	10,646,167	209,460

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*First Tractor Co., Ltd.	303,176	$208,532
*Founder Holdings, Ltd.	1,548,900	119,723
*Franshion Properties China, Ltd.	2,288,000	652,642
#*FU JI Food & Catering Services	1,857,800	—
#*Fufeng Group, Ltd.	636,000	503,371
*Fushan International Energy Group, Ltd.	2,980,000	2,093,357
*GCL Poly Energy Holdings, Ltd.	2,022,680	451,211
#Geely Automobile Holdings, Ltd.	3,710,000	1,577,008
*Genesis Energy Holdings, Ltd.	1,980,000	145,519
*Global Bio-Chem Technology Group Co., Ltd.	1,108,000	253,895
*Goldbond Group Holdings, Ltd.	840,000	57,815
#Golden Eagle Retail Group, Ltd.	523,000	1,007,454
#*Golden Meditech Holdings, Ltd.	956,000	224,872
*Goldlion Holdings, Ltd.	88,490	31,129
#*Great Wall Motor Co., Ltd.	698,500	1,274,479
#*Great Wall Technology Co., Ltd.	698,950	377,842
*Greentown China Holdings, Ltd.	569,500	608,317
Guangdong Investment, Ltd.	5,402,000	2,794,589
#*Guangshen Railway Co., Ltd. Sponsored ADR	26,271	509,132
#*Guangzhou Investment Co., Ltd.	3,552,000	850,670
#*Guangzhou Pharmaceutical Co., Ltd.	174,000	200,955
#Guangzhou Shipyard International Co., Ltd.	280,000	499,213
#*GZI Transportation, Ltd.	2,038,018	1,136,605
#*Haier Electronics Group Co., Ltd.	500,000	333,827
*Hainan Meilan International Airport Co., Ltd.	39,000	48,454
*Haitian International Holdings, Ltd.	161,000	136,324
Harbin Power Equipment Co., Ltd.	388,000	303,591
*Heng Tai Consumables Group, Ltd.	1,225,000	119,870
#Hengdeli Holdings, Ltd.	1,422,000	589,323
#*Hi Sun Technology (China), Ltd.	852,000	584,323
*Hidili Industry International Development, Ltd.	771,000	841,308
#*HKC (Holdings), Ltd.	14,610,449	1,052,459
*Hong Kong Energy Holdings, Ltd.	172,669	16,826
#*Honghua Group, Ltd.	1,109,000	193,381
#Hopson Development Holdings, Ltd.	3,476,000	4,496,380
Hua Han Bio-Pharmaceutical Holdings, Ltd.	480,000	194,079
Huabao International Holdings, Ltd.	1,101,014	1,272,514
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,674,104
#*Inspur International, Ltd.	2,055,000	211,015
#Intime Department Store Group Co., Ltd.	446,000	426,582
*Jingwei Textile Machinery	70,000	22,265
#*Ju Teng International Holdings, Ltd.	561,856	517,898
*Kai Yuan Holdings, Ltd.	2,740,000	111,712
*Kasen International Holdings, Ltd.	90,000	27,950
*Kingboard Chemical Holdings, Ltd.	351,500	1,893,361
#*Kingboard Laminates Holdings, Ltd.	764,000	812,651
#Kingdee International Software Group Co., Ltd.	1,620,000	624,919
#*Kingsoft Corp., Ltd.	299,000	231,882
*Kingway Brewery Holdings, Ltd.	4,962,800	1,063,089
*KWG Property Holding, Ltd.	1,109,000	645,578
Lai Fung Holdings, Ltd.	2,254,000	80,635
Lee & Man Paper Manufacturing, Ltd.	1,307,800	1,142,292
#Li Ning Co., Ltd.	660,335	2,538,552
Lianhua Supermarket Holdings Co., Ltd.	326,000	1,159,490
*Lingbao Gold Co., Ltd.	1,384,000	519,266
*Little Sheep Group, Ltd.	224,000	120,197
*Lonking Holdings, Ltd.	3,324,000	2,471,373
#Maoye International Holdings	799,000	285,895
*Media China Corp, Ltd.	2,600,000	19,850
MIN XIN Holdings, Ltd.	184,000	80,506
#*Mingyuan Medicare Development Co., Ltd.	1,280,000	157,909

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Minmetals Resources, Ltd.	4,398,000	$1,726,559
*Minth Group, Ltd.	401,000	563,279
*Nan Hai Corp, Ltd.	10,650,000	96,342
*Nanjing Panda Electronics Co., Ltd.	284,000	80,956
*Neo-China Land Group (Holdings), Ltd.	1,594,025	476,309
*NetDragon Websoft, Inc.	172,544	93,946
#New World China Land, Ltd.	1,413,400	458,862
New World Department Store China, Ltd.	415,462	351,726
*Northeast Electric Development Co., Ltd.	220,000	47,368
#*Oriental Ginza Holdings, Ltd.	149,000	31,516
*Pacific Online	176,000	69,668
#*Poly Hong Kong Investment, Ltd.	1,430,932	1,409,204
#Ports Design, Ltd.	296,500	726,793
*Prosperity International Holdings HK, Ltd.	800,000	50,912
Qin Jia Yuan Media Services Co., Ltd.	178,000	33,568
*Qingling Motors Co., Ltd.	410,000	100,656
*Qunxing Paper Holdings Co., Ltd.	192,000	80,979
*Regent Manner International, Ltd.	248,000	123,136
*REXLot Holdings, Ltd.	5,150,000	617,755
*Richly Field China Development, Ltd.	2,870,000	121,058
*Samson Holding, Ltd.	366,000	65,361
#*Semiconductor Manufacturing International Corp.	93,483,000	10,043,597
#*Shandong Chenming Paper Holdings, Ltd.	224,500	195,622
Shandong Molong Petroleum Machinery Co., Ltd.	77,468	93,557
#*Shanghai Forte Land Co., Ltd.	644,000	175,574
*Shanghai Jin Jiang International Hotels Group Co., Ltd.	652,000	202,459
*Shanghai Prime Machinery Co., Ltd.	4,280,000	818,507
*Shanghai Zendai Property, Ltd.	2,765,000	134,155
Shenji Group Kunming Machine Tool Co., Ltd.	95,000	83,562
Shenzhen Expressway Co., Ltd.	1,724,400	867,059
Shenzhen International Holdings, Ltd.	42,344,300	3,177,793
#*Shenzhen Investment, Ltd.	10,080,000	3,064,677
Shenzhou International Group	291,000	381,388
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,058,712
*Shui On Land, Ltd.	2,036,000	925,681
Sichuan Expressway Co., Ltd.	1,552,000	888,028
*Sichuan Xinhua Winshare Chainstore Co., Ltd.	150,000	91,171
*Silver Grant International Industries, Ltd.	1,384,000	484,627
*SIM Technology Group, Ltd.	504,000	136,227
*Sino Union Energy Investment Group, Ltd.	1,280,000	129,950
*SinoCom Software Group, Ltd.	1,550,200	253,150
*Sinofert Holdings, Ltd.	1,899,327	1,024,525
*Sinolink Worldwide Holdings, Ltd.	10,218,800	1,609,606
*SinoMedia Holding, Ltd.	109,000	35,338
*Sinopec Kantons Holdings, Ltd.	264,000	179,732
*Sinopec Yizheng Chemical Fibre Co., Ltd.	1,198,000	285,980
#*Sinotrans Shipping, Ltd.	843,000	380,977
Sinotrans, Ltd.	713,000	169,648
*Sinotruk Hong Kong, Ltd.	683,000	661,299
#Skyworth Digital Holdings, Ltd.	6,543,562	5,896,623
*Soho China, Ltd.	1,529,083	872,838
#*Solargiga Energy Holdings, Ltd.	379,000	81,777
#*SPG Land Holdings, Ltd.	239,000	133,115
#*SRE Group, Ltd.	11,833,053	1,258,478
*Sunny Optical Technology Group Co., Ltd.	121,000	27,438
Tak Sing Alliance Holdings, Ltd.	72,000	10,348
*TCC International Holdings, Ltd.	150,605	58,357
*TCL Communication Technology Holdings, Ltd.	1,938,198	975,642
*TCL Multimedia Technology Holdings, Ltd.	2,068,510	1,646,797
*Tian An China Investments Co., Ltd.	172,000	113,429
*Tiangong International Co., Ltd.	81,000	34,025

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	$516,744
#Tianjin Development Holdings, Ltd.	1,515,800	952,139
*Tianjin Port Development Holdings, Ltd.	2,036,800	572,804
#*Tianneng Power International, Ltd.	418,000	269,123
*Tomson Group, Ltd.	446,000	184,539
#Towngas China Co., Ltd.	2,893,000	1,246,937
*Travelsky Technology, Ltd.	367,470	300,822
#*Truly International Holdings, Ltd.	156,000	287,728
#*Uni-President China Holdings, Ltd.	936,000	524,623
*United Energy Group, Ltd.	2,584,450	167,646
*Vinda International Holdings, Ltd.	294,000	248,617
#*VODone, Ltd.	1,274,000	455,314
#*Wasion Group Holdings, Ltd.	384,000	252,343
Weichai Power Co., Ltd.	600	4,925
*Weiqiao Textile Co., Ltd.	2,212,000	1,634,040
*Welling Holding, Ltd.	3,376,000	162,293
*Wuyi International Pharmaceutical Co., Ltd.	447,500	61,869
#*Xiamen International Port Co., Ltd.	5,166,000	967,894
Xinao Gas Holdings, Ltd.	2,178,000	6,586,811
*Xingda International Holdings, Ltd.	289,000	194,774
#*Xinjiang Xinxin Mining Industry Co., Ltd.	360,000	206,670
#*Xiwang Sugar Holdings Co., Ltd.	1,803,178	538,040
#*XTEP International Holdings, Ltd.	422,500	321,198
Yip’s Chemical Holdings, Ltd.	92,000	93,008
*Yorkey Optical International Cayman, Ltd.	21,774	4,612
#*Zhaojin Mining Industry Co., Ltd.	355,167	682,947
Zhejiang Expressway Co., Ltd.	1,006,000	939,677
#*Zhejiang Glass Co., Ltd.	445,000	140,300
*Zhong An Real Estate, Ltd.	340,000	103,094
*Zhuzhou CSR Times Electric Co., Ltd.	270,000	570,045

TOTAL CHINA		170,812,816

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	798,806
*FHB Mortgage Bank NYRT	75,102	547,388
*Fotex Holding SE Co., Ltd.	119,895	244,917
*PannErgy P.L.C.	127,046	542,144
*RABA Automotive Holding NYRT	242,856	1,136,471
Zwack Unicum NYRT	1,100	100,367

TOTAL HUNGARY		3,370,093

INDIA — (11.5%)
*3M India, Ltd.	4,899	252,560
Aban Offshore, Ltd.	9,546	254,527
*Abhishek Industries, Ltd.	172,482	75,562
*Adhunik Metaliks, Ltd.	11,030	30,449
*Aditya Birla Nuvo, Ltd.	25,024	459,179
Ador Welding, Ltd.	8,088	32,717
*Agro Tech Foods, Ltd.	39,674	234,467
AIA Engineering, Ltd.	17,307	151,205
*Ajmera Realty & Infra India, Ltd.	33,510	132,121
*Akzo Nobel India, Ltd.	50,985	670,978
*Alembic, Ltd.	265,727	295,841
*Allahabad Bank, Ltd.	81,509	299,847
*Allcargo Global Logistics, Ltd.	2,424	10,272
*Alok Industries, Ltd.	315,146	146,396
Alstom Projects India, Ltd.	24,288	330,935
*Amara Raja Batteries, Ltd.	5,734	21,789
Amtek Auto, Ltd.	124,386	514,718
*Andhra Bank	81,607	241,640
*Ansal Properties & Infrastructure, Ltd.	196,315	355,509

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Apollo Hospitals Enterprise, Ltd.	124,821	$2,178,575
*Apollo Tyres, Ltd.	663,125	1,037,308
*Aptech, Ltd.	69,254	263,655
*Arvind Mills, Ltd.	279,573	227,235
*Asahi India Glass, Ltd.	220,013	332,004
*Ashapura Minechem, Ltd.	62,965	93,136
*Ashok Leyland, Ltd.	473,432	636,385
Asian Hotels, Ltd.	13,104	123,158
Aurobindo Pharma, Ltd.	108,294	2,296,181
Automotive Axles, Ltd.	19,185	178,456
Avaya GlobalConnect, Ltd.	5,050	27,333
Aventis Pharma, Ltd.	23,466	986,655
*Bajaj Auto Finance, Ltd.	54,772	519,783
*Bajaj Electricals, Ltd.	33,047	169,966
Bajaj Hindusthan, Ltd.	81,444	227,354
Bajaj Holdings & Investment, Ltd.	29,809	417,910
Balaji Telefilms, Ltd.	131,073	170,024
Ballarpur Industries, Ltd.	910,052	660,809
*Balmer Lawrie & Co., Ltd.	23,290	342,798
Balrampur Chini Mills, Ltd.	745,160	1,395,873
*Bank of Maharashtra, Ltd.	437,791	542,319
*Bank of Rajasthan, Ltd.	221,503	377,090
Bannari Amman Sugars, Ltd.	15,919	312,351
BASF India, Ltd.	2,602	24,015
Bata India, Ltd.	86,199	531,114
*BEML, Ltd.	8,967	209,898
*Bengal & Assam Co., Ltd.	3,943	17,985
Berger Paints India, Ltd.	531,407	721,040
*BGR Energy Systems, Ltd.	18,307	247,307
Bharat Electronics, Ltd.	3,242	133,635
*Bharat Forge, Ltd.	110,747	678,144
*Bharati Shipyard, Ltd.	44,652	278,474
*Bhushan Steel, Ltd.	78,309	3,124,189
*Binani Cement, Ltd.	14,732	27,442
*Biocon, Ltd.	56,399	380,204
Birla Corp., Ltd.	104,359	918,896
Blue Dart Express, Ltd.	16,011	325,448
Blue Star, Ltd.	119,701	1,094,466
Bombay Burmah Trading Co.	10,000	79,048
*Bombay Dyeing & Manufacturing Co., Ltd.	56,142	726,294
*Bombay Rayon Fashions, Ltd.	37,443	189,931
Britannia Industries, Ltd.	30,375	1,121,524
Cadila Healthcare, Ltd.	109,401	1,375,434
Carborundum Universal, Ltd.	152,175	658,258
*Central Bank Of India	108,808	390,916
Centum Electronics, Ltd.	9,432	24,501
*Century Enka, Ltd.	7,619	51,694
*Century Textiles & Industries, Ltd.	6,028	70,328
CESC, Ltd.	164,998	1,498,818
*Chambal Fertilizers & Chemicals, Ltd.	539,201	789,380
*Chemplast Sanmar, Ltd.	79,745	17,631
*Chennai Petroleum Corp., Ltd.	155,542	970,507
*Chillwinds Hotels, Ltd.	13,104	99,388
*Cholamandalam DBS Finance, Ltd.	38,368	106,549
*City Union Bank, Ltd.	630,312	475,928
*Clariant Chemicals (India), Ltd.	25,417	372,047
CMC, Ltd.	27,821	852,362
Coromandel International, Ltd.	218,053	1,784,619
*Corp. Bank	47,850	574,199
*Cranes Software International, Ltd.	182,944	64,505
Crisil, Ltd.	10,145	1,253,118

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Crompton Greaves, Ltd.	90,237	$534,791
Cummins India, Ltd.	54,392	694,808
Dalmia Cement (Bharat), Ltd.	60,289	356,308
DCM Shriram Consolidated, Ltd.	258,455	339,588
Deccan Chronicle Holdings, Ltd.	58,134	195,442
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	371,297
*Dewan Housing Finance Corp, Ltd.	14,876	77,715
*Dish TV (India), Ltd.	31,237	25,019
*Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	539,539
Divi’s Laboratories, Ltd.	23,752	358,818
E.I.D. - Parry (India), Ltd.	142,978	1,191,890
Edelweiss Capital, Ltd.	10,155	93,386
Eicher Motors, Ltd.	44,035	790,426
EIH, Ltd.	136,145	389,830
*Elder Pharmaceuticals, Ltd.	41,972	343,704
*Electrosteel Casings, Ltd.	384,060	428,138
Elgi Equipments, Ltd.	112,237	257,611
*Era Infra Engineering, Ltd.	18,273	93,818
Esab India, Ltd.	26,438	361,939
Escorts, Ltd.	105,268	421,331
*Ess Dee Aluminium, Ltd.	1,868	20,586
*Essar Shipping Ports & Logistics, Ltd.	80,703	165,669
*Essel Propack, Ltd.	229,455	249,279
*Eveready Industries (India), Ltd.	108,836	157,311
*Everest Kanto Cylinder, Ltd.	35,000	93,853
Exide Industries, Ltd.	923,744	2,521,986
FAG Bearings (India), Ltd.	26,817	342,098
*FDC, Ltd.	245,896	496,078
*Federal Bank, Ltd.	279,298	1,825,461
Financial Technologies (India), Ltd.	29,448	1,022,698
*Finolex Cables, Ltd.	253,437	328,023
*Finolex Industries, Ltd.	229,394	411,555
*Fortis Healthcare, Ltd.	71,508	273,103
*Fresenius Kabi Oncology, Ltd.	7,629	23,658
*Gammon India, Ltd.	141,799	701,237
Geodesic, Ltd.	144,811	367,267
GHCL, Ltd.	159,986	183,444
Gillette India, Ltd.	9,020	318,708
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	2,086,350
Glenmark Pharmaceuticals, Ltd.	137,801	830,185
*Godfrey Phillips India, Ltd.	2,778	119,243
Godrej Consumer Products, Ltd.	295,660	1,934,369
Godrej Industries, Ltd.	146,574	542,279
*Goetze (India), Ltd.	60,504	178,222
*Graphite India, Ltd.	221,802	513,477
*Great Eastern Shipping Co., Ltd.	91,110	672,971
*Great Offshore, Ltd.	42,090	440,611
Greaves Cotton, Ltd.	92,367	730,419
*Grindwell Norton, Ltd.	4,604	20,352
*Gruh Finance, Ltd.	4,467	25,861
*GTL Infrastructure, Ltd.	516,486	476,205
*GTL, Ltd.	172,195	1,567,783
*Gujarat Alkalies & Chemicals, Ltd.	135,835	356,076
Gujarat Ambuja Exports, Ltd.	180,510	95,857
Gujarat Fluorochemicals, Ltd.	145,154	541,184
Gujarat Gas Co., Ltd.	171,320	1,105,745
*Gujarat Mineral Development Corp, Ltd.	19,959	60,962
*Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	510,546
*Gujarat State Fertilizers & Chemicals, Ltd.	97,061	562,832
Gujarat State Petronet, Ltd.	172,621	367,222
*GVK Power & Infrastructure, Ltd.	788,303	795,349

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*H.E.G., Ltd.	58,975	$488,644
HCL Infosystems, Ltd.	280,963	838,688
*HeidelbergCement India, Ltd.	274,729	333,102
*Hexaware Technologies, Ltd.	166,745	267,601
*Hikal, Ltd.	17,498	158,088
*Himachal Futuristic Communications, Ltd.	705,174	188,063
*Hinduja Global Solutions, Ltd.	36,075	371,305
*Hinduja Ventures, Ltd.	36,075	263,394
*Hindustan Construction Co., Ltd.	512,201	1,503,016
*Hindustan Oil Exploration Co., Ltd.	68,772	363,311
*Hindustan Petroleum Corp, Ltd.	10,181	72,382
Honeywell Automation India, Ltd.	6,781	404,473
*Hotel Leelaventure, Ltd.	513,732	564,413
*Housing Development & Infrastructure, Ltd.	112,538	675,059
HSIL, Ltd.	69,904	136,705
*HT Media, Ltd.	7,897	24,678
*IBN18 Broadcast , Ltd.	8,227	17,593
*ICSA (India), Ltd.	8,443	26,080
*IDBI Bank, Ltd.	172,400	484,315
*India Cements, Ltd.	148,839	415,762
India Infoline, Ltd.	94,224	227,808
*Indiabulls Financial Services, Ltd.	226,804	777,941
*Indiabulls Real Estate, Ltd.	282,481	1,066,846
Indian Bank	67,708	341,383
*Indian Hotels Co., Ltd.	640,595	1,542,111
*Indian Overseas Bank	196,756	422,695
*Indo Rama Synthetics (India), Ltd.	136,867	120,466
Indoco Remedies, Ltd.	12,300	120,010
*IndusInd Bank, Ltd.	447,357	1,928,447
*INEIS ABS India, Ltd.	23,441	177,680
*Info Edge India, Ltd.	1,891	40,458
*Infomedia 18, Ltd.	59,475	43,127
*Infotech Enterprises, Ltd.	87,418	760,902
*ING Vysya Bank, Ltd.	19,494	139,348
Ipca Laboratories, Ltd.	163,730	965,900
IRB Infrastructure Developers, Ltd.	215,222	1,388,883
*IVRCL Assets & Holdings, Ltd.	4,523	18,536
*IVRCL Infrastructures & Projects, Ltd.	493,562	1,994,489
*J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	274,993
*Jagran Prakashan, Ltd.	46,937	125,241
*Jai Balaji Industries, Ltd.	3,600	19,069
Jain Irrigation Systems, Ltd.	111,368	2,727,092
*Jaiprakash Power Ventures, Ltd.	236,636	388,786
*Jammu & Kashmir Bank, Ltd.	74,481	1,260,413
*JBF Industries, Ltd.	99,101	352,722
*Jet Airways (India), Ltd.	15,491	185,651
*Jindal Drilling & Industries, Ltd.	7,422	83,378
*Jindal Poly Films, Ltd.	29,404	256,602
*Jindal Saw, Ltd.	367,590	1,787,988
*Jindal South West Holdings, Ltd.	745	31,588
*JK Tyre & Industries, Ltd.	16,997	75,117
*JSL, Ltd.	207,228	536,730
Jubilant Organosys, Ltd.	91,504	689,789
Jyoti Structures, Ltd.	116,466	434,238
*K.S.B. Pumps, Ltd.	15,895	158,969
*Kalpataru Power Transmission, Ltd.	1,419	34,479
*Karnataka Bank, Ltd.	198,190	606,496
*Karur Vysya Bank, Ltd.	81,455	886,234
KEC International, Ltd.	50,258	631,417
Kesoram Industries, Ltd.	83,108	660,426
*Kingfisher Airlines, Ltd.	71,981	79,604

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Kiri Dyes & Chemicals, Ltd.	7,475	$114,051
*Kirloskar Brothers, Ltd.	818	5,337
Kirloskar Industries, Ltd.	356,353	1,407,418
Koutons Retail India, Ltd.	6,600	49,017
KPIT Cummins Infosystems, Ltd.	107,009	289,098
*KS Oils, Ltd.	254,017	378,284
*KSK Energy Ventures, Ltd.	21,732	93,821
*Lakshmi Machine Works, Ltd.	5,560	252,102
*Lanco Infratech, Ltd.	142,510	203,647
*LIC Housing Finance, Ltd.	148,431	3,180,953
Lupin, Ltd.	11,268	432,354
Madras Cements, Ltd.	51,240	133,431
Mahanagar Telephone Nigam, Ltd.	290,051	462,260
*Maharashtra Scooters, Ltd.	4,550	37,298
*Maharashtra Seamless, Ltd.	99,628	883,607
*Mahindra Lifespace Developers, Ltd.	56,900	598,060
Mangalam Cement, Ltd.	18,450	79,989
Mangalore Refinery & Petrochemicals, Ltd.	70,797	120,543
Marico, Ltd.	788,109	1,878,660
Mastek, Ltd.	59,764	400,202
*MAX India, Ltd.	261,485	1,044,321
*McLeod Russel India, Ltd.	42,168	214,847
*Megasoft, Ltd.	21,301	12,627
*Mercator Lines, Ltd.	350,017	462,258
Merck, Ltd.	20,256	287,767
*Monnet Ispat, Ltd.	67,091	646,891
Monsanto India, Ltd.	11,378	435,271
*Moser Baer (India), Ltd.	372,370	615,473
Motherson Sumi Systems, Ltd.	628,155	1,970,649
Mphasis, Ltd.	112,005	1,705,286
*MPS, Ltd.	479	714
MRF, Ltd.	5,580	885,223
*Mukta Arts, Ltd.	672	917
*Nagarjuna Construction Co., Ltd.	309,858	1,326,961
*Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	419,110
*Nahar Capital & Financial Services, Ltd.	31,896	54,775
Nahar Poly Films, Ltd.	45,938	26,610
*Nahar Spinning Mills, Ltd.	67,990	129,515
Navneet Publications (India), Ltd.	169,970	202,310
*NESCO, Ltd.	567	13,754
*NIIT Technologies, Ltd.	114,330	477,573
*NIIT, Ltd.	340,635	527,097
Nirma, Ltd.	28,800	132,945
*NOCIL, Ltd.	201,948	103,953
Nucleus Software Exports, Ltd.	42,062	142,882
*OCL India, Ltd.	56,194	163,796
*Octav Investments, Ltd.	4,020	2,048
Omax Autos, Ltd.	17,939	22,097
*OMAXE, Ltd.	21,929	46,450
*OnMobile Global, Ltd.	15,514	133,301
Opto Circuits India, Ltd.	347,144	1,735,692
*Orbit Corp., Ltd.	49,628	336,158
*Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	398,194
*Orient Paper & Industries, Ltd.	238,530	336,469
*Oriental Bank of Commerce	46,659	370,187
*Panacea Biotec, Ltd.	104,341	511,378
Pantaloon Retail India, Ltd.	2,575	23,850
Pantaloon Retail India, Ltd. Class B	257	1,697
*Parsvnath Developers, Ltd.	20,034	55,630
Patel Engineering, Ltd.	73,297	747,577
*Patni Computer Systems, Ltd.	38,820	464,008

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Patni Computer Systems, Ltd. ADR	18,200	$432,068
*Peninsula Land, Ltd.	31,686	52,586
*Petronet LNG, Ltd.	641,661	1,182,484
Pidilite Industries, Ltd.	856,406	2,260,578
Piramal Healthcare, Ltd.	90,732	1,082,619
Polaris Software Lab, Ltd.	125,423	514,761
Praj Industries, Ltd.	237,984	513,245
*Prakash Industries, Ltd.	35,972	181,299
*Pricol, Ltd.	86,536	55,487
Prism Cement, Ltd.	411,116	544,154
*PSL, Ltd.	63,467	216,402
*PTC India, Ltd.	323,705	826,310
*Punj Lloyd, Ltd.	191,267	702,472
*PVP Ventures, Ltd.	43,697	17,047
Radico Khaitan, Ltd.	133,619	386,702
*Rain Commodities, Ltd.	76,883	304,711
*Rajesh Exports, Ltd.	51,790	142,926
Rallis India, Ltd.	19,769	642,808
*Rama Newsprint & Papers, Ltd.	69,017	33,511
*Raymond, Ltd.	98,113	519,815
Redington India, Ltd.	5,023	42,632
REI Agro, Ltd.	426,720	452,613
*Rei Six Ten Retail, Ltd.	198,134	355,834
Reliance Industrial Infrastructure, Ltd.	18,341	338,514
*Reliance Media World, Ltd.	66,472	92,905
*Reliance MediaWorks, Ltd.	66,472	310,432
Rico Auto Industries, Ltd.	136,391	83,458
Rolta India, Ltd.	266,216	1,119,164
*Ruchi Infrastructure, Ltd.	15,597	20,652
*Ruchi Soya Industries, Ltd.	371,710	1,007,367
*Satyam Computer Services, Ltd.	492,385	1,029,933
*SEAMEC, Ltd.	58,658	261,608
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	4,267	40,335
*Shopper’s Stop, Ltd.	6,910	61,602
*Shree Ashtavinyak Cine Vision, Ltd.	836,026	234,018
Shree Cement, Ltd.	9,509	459,825
*Shree Renuka Sugars, Ltd.	147,572	203,796
Shriram Transport Finance Co., Ltd.	260,052	3,295,294
*Sicagen India, Ltd.	41,648	17,925
*Sical Logistics, Ltd.	4,846	10,022
*Simplex Infrastructures, Ltd.	1,045	11,167
*SKF India, Ltd.	68,494	707,301
*Sobha Developers, Ltd.	10,655	74,496
Solar Industries India, Ltd.	937	8,956
Solectron EMS India, Ltd.	9,432	15,677
*Sona Koyo Steering Systems, Ltd.	233,120	103,948
Sonata Software, Ltd.	155,438	208,194
*South Indian Bank, Ltd.	163,780	636,843
*SREI Infrastructure Finance, Ltd.	165,360	294,880
SRF, Ltd.	101,277	487,883
*Sterling Biotech, Ltd.	413,088	1,054,540
*Sterlite Technologies, Ltd.	478,470	1,092,949
*Strides Arcolab, Ltd.	64,472	479,789
*Sun Pharma Advanced Research Co., Ltd.	237,935	491,005
Sun TV Network, Ltd.	29,505	277,400
*Sundaram Finance, Ltd.	4,607	42,239
Sundaram-Clayton, Ltd.	7,780	30,690
Sundram Fastners, Ltd.	365,122	430,159
Supreme Industries, Ltd.	22,265	248,356
Supreme Petrochem, Ltd.	144,830	140,370
Swaraj Engines, Ltd.	3,100	22,972

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Syndicate Bank	375,000	$779,799
Taj GVK Hotels and Resorts, Ltd.	83,666	312,676
*Tata Chemicals, Ltd.	40,145	318,041
#*Tata Communications, Ltd. ADR	54,800	657,600
Tata Elxsi, Ltd.	51,574	366,297
Tata Investment Corp., Ltd.	44,578	507,105
*Tata Metaliks, Ltd.	10,815	36,751
*Tata Tea, Ltd.	39,696	939,845
*Tata Teleservices Maharashtra, Ltd.	893,799	464,450
*Tech Mahindra, Ltd.	35,723	618,360
*Teledata Marine Solutions	152,395	117,663
*Teledata Technology Solutions, Ltd.	152,395	10,148
Texmaco, Ltd.	155,901	459,560
Thermax India, Ltd.	35,410	568,946
Thomas Cook (India), Ltd.	134,500	206,998
*Timken India, Ltd.	5,884	16,003
Titan Industries, Ltd.	14,800	705,707
Torrent Pharmaceuticals, Ltd.	116,854	1,407,175
Torrent Power, Ltd.	20,643	140,442
*Trent, Ltd.	18,895	345,516
Triveni Engineering & Industries, Ltd.	73,505	184,250
*Tube Investments of India, Ltd.	290,925	621,118
Tulip Telecom, Ltd.	12,538	235,268
TVS Motor Co., Ltd.	92,814	199,515
*UCO Bank	483,746	745,066
*Ultratech Cement, Ltd.	28,174	614,283
*Unichem Laboratories, Ltd.	52,347	478,973
*Union Bank of India	87,222	608,938
*United Phosphorus, Ltd.	323,860	1,236,605
*Usha Martin, Ltd.	433,015	923,048
*UTV Software Communications, Ltd.	1,445	14,031
*Vardhman Hotels, Ltd.	13,104	99,388
*Vardhman Textiles, Ltd.	76,291	451,340
*Varun Shipping Co., Ltd.	213,797	242,623
Vesuvius India, Ltd.	1,802	10,801
Videocon Industries, Ltd.	76,102	395,747
*Vijaya Bank	191,841	229,770
*VIP Industries, Ltd.	29,886	178,646
*Voltamp Transformers, Ltd.	934	19,024
Voltas, Ltd.	131,184	527,380
*WABCO-TVS (India), Ltd.	3,890	69,623
*Welspun Global Brands, Ltd.	9,265	4,386
*Welspun India, Ltd.	92,659	181,429
*Welspun Investments, Ltd.	4,632	2,193
*Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,773,465
*Wockhardt, Ltd.	52,983	158,716
Wyeth, Ltd.	37,441	669,040
*Yes Bank, Ltd.	160,036	1,018,627
*Zee Entertainment Enterprises, Ltd.	162,908	1,105,794
*Zee News, Ltd.	31,443	11,128
Zensar Technologies, Ltd.	41,117	291,871
*Zuari Industries, Ltd.	42,970	637,749
Zydus Wellness, Ltd.	17,414	154,339

TOTAL INDIA		182,319,919

INDONESIA — (3.7%)
*PT Agis Tbk	1,302,000	36,248
*PT AKR Corporindo Tbk	3,284,700	371,249
PT Aneka Tambang Tbk	7,361,000	1,960,124
*PT Asahimas Flat Glass Tbk	983,000	342,113
*PT Bakrie & Brothers Tbk	104,143,000	792,823

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Bakrie Sumatera Plantations Tbk	20,951,000	$1,136,797
*PT Bakrie Telecom Tbk	41,178,000	623,244
*PT Bakrieland Development Tbk	43,420,750	1,108,911
*PT Bank Bukopin Tbk	6,092,000	407,364
PT Bank Negara Indonesia Persero Tbk	3,000,000	853,849
*PT Bank Pan Indonesia Tbk	26,324,875	3,674,635
*PT Bank Tabungan Pensiunan Nasional Tbk	53,500	47,640
*PT Barito Pacific Tbk	5,306,000	730,025
*PT Bayan Resources Tbk	272,500	181,882
*PT Berlian Laju Tanker Tbk	12,848,933	938,667
*PT Bhakti Investama Tbk	23,458,100	2,084,303
*PT Bisi International Tbk	4,160,000	825,547
*PT Budi Acid Jaya Tbk	5,947,000	157,964
*PT Bumi Serpong Damai Tbk	6,385,500	590,381
*PT Central Proteinaprima Tbk	21,920,000	119,539
*PT Charoen Pokphand Indonesia Tbk	6,835,500	2,251,321
*PT Ciputra Development Tbk	6,754,500	656,122
*PT Ciputra Surya Tbk	1,642,000	125,380
*PT Citra Marga Nusaphala Persada Tbk	6,948,000	660,253
*PT Clipan Finance Indonesia Tbk	1,482,000	53,069
*PT Darma Henwa Tbk	26,124,100	297,852
*PT Davomas Adabi Tbk	41,920,000	432,501
*PT Delta Dunia Makmur Tbk	12,220,000	1,408,183
PT Dynaplast Tbk	1,038,000	118,033
*PT Elnusa Tbk	2,578,000	146,234
*PT Energi Mega Persada Tbk	57,249,000	918,424
*PT Ever Shine Textile Tbk	4,029,640	25,034
*PT Gajah Tunggal Tbk	2,497,500	284,573
PT Global Mediacom Tbk	20,618,500	916,809
*PT Gozco Plantations Tbk	5,287,500	245,925
*PT Hanson International Tbk	5,038,000	27,945
*PT Hero Supermarket Tbk	33,000	20,135
*PT Hexindo Adiperkasa Tbk	745,500	390,067
*PT Holcim Indonesia Tbk	9,852,500	2,530,438
*PT Indah Kiat Pulp and Paper Corp. Tbk	5,505,500	1,399,828
PT Indo Tambangraya Megah Tbk	45,000	192,628
PT Indofood Sukses Makmur Tbk	5,718,500	2,439,772
*PT Indo-Rama Synthetics Tbk	485,000	29,593
#PT Indosat Tbk ADR	2,700	88,425
*PT Intiland Development Tbk	3,495,666	423,578
*PT Japfa Comfeed Indonesia Tbk	416,000	73,037
PT Jasa Marga Tbk	5,417,500	1,234,999
*PT Jaya Real Property Tbk	1,967,500	190,096
PT Kalbe Farma Tbk	14,904,238	3,396,957
*PT Kawasan Industry Jababeka Tbk	90,618,500	1,260,988
*PT Keramika Indonesia Assosiasi Tbk	100,000	2,756
*PT Lippo Karawaci Tbk	35,036,250	2,249,413
*PT Matahari Putra Prima Tbk	3,232,000	379,429
*PT Mayorah Indah Tbk	2,272,500	1,238,808
*PT Medco Energi International Tbk	3,846,500	1,238,277
*PT Mitra Adiperkasa Tbk	3,015,000	229,499
*PT Mitra Rajasa Tbk	5,422,500	193,792
*PT Modern Photo Tbk	40,000	3,269
*PT Pakuwon Jati Tbk	2,924,000	196,193
*PT Panasia Indosyntec Tbk	79,000	2,060
*PT Panin Financial Tbk	26,747,500	642,522
*PT Panin Insurance Tbk	6,609,000	273,996
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,448,000	1,532,093
*PT Pioneerindo Gourmet International Tbk	29,000	748
*PT Polaris Investama Tbk	2,730,500	190,447
*PT Polychem Indonesia Tbk	4,228,000	83,639

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Prasidha Aneka Niaga Tbk	84,000	$1,025
*PT Ramayana Lestari Sentosa Tbk	14,295,000	1,334,325
*PT Sampoerna Agro Tbk	1,886,500	558,029
*PT Samudera Indonesia Tbk	223,000	88,334
PT Selamat Sempurna Tbk	3,625,000	534,862
*PT Sentul City Tbk	3,424,500	60,940
PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	472,957
*PT Sorini Agro Asia Corporindo Tbk	753,000	135,898
*PT Sumalindo Lestari Jaya Tbk	250	4
*PT Summarecon Agung Tbk	16,534,532	1,765,267
*PT Sunson Textile Manufacturer Tbk	2,325,500	61,917
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,109
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	71,603
*PT Suryamas Dutamakmur Tbk	125,000	1,941
*PT Texmaco Jaya Tbk	93,000	30,436
*PT Timah Tbk	8,795,000	2,588,745
*PT Trada Maritime Tbk	1,389,000	73,094
PT Trias Sentosa Tbk	38,725,600	1,054,457
*PT Trimegah Sec Tbk	9,961,000	154,708
*PT Truba Alam Manunggal Engineering Tbk	14,653,000	204,054
PT Tunas Ridean Tbk	3,459,500	1,069,022
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	27,879
*PT Unggul Indah Cahaya Tbk	48,239	10,824
*PT Wijaya Karya Tbk	5,193,000	243,194

TOTAL INDONESIA		58,223,069

ISRAEL — (2.0%)
*Africa-Israel Investments, Ltd.	21,693	222,730
Alony Hetz Properties & Investments, Ltd.	190,225	812,970
*Alvarion, Ltd.	102,477	387,438
Analyst IMS Investment Management Services, Ltd.	700	6,228
*AudioCodes, Ltd.	111,296	453,446
*AudioCodes, Ltd. ADR	76,626	299,608
*Azorim Investment Development & Construction Co., Ltd.	55,128	271,120
*Baran Group, Ltd.	9,500	68,884
*Beit Shemesh Engines Holdings, Ltd.	—	—
Blue Square-Israel, Ltd.	30,869	396,370
Clal Industries & Investments, Ltd.	39,800	277,381
*Clal Insurance Enterprise Holdings, Ltd.	116,156	2,765,445
*Compugen, Ltd.	11,938	55,979
*Dan Vehicle & Transportation	24,461	171,710
Delek Automotive Systems, Ltd.	37,228	458,785
*Delta-Galil Industries, Ltd.	31,301	237,954
*Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	146,192
*Elbit Medical Imaging, Ltd.	37,507	787,537
*Electra (Israel), Ltd.	4,719	507,232
*Electra Real Estate, Ltd.	20,731	162,079
*Feuchtwanger Investments, Ltd.	4,200	14
*First International Bank of Israel, Ltd. (6123804)	250,900	896,083
*First International Bank of Israel, Ltd. (6123815)	26,108	473,170
FMS Enterprises Migun, Ltd.	9,809	392,473
*Formula Systems, Ltd.	18,238	230,462
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	144,776	1,287,308
*Granite Hacarmel Investments, Ltd.	19,200	46,877
*Hadera Paper, Ltd.	7,843	634,918
*Hamlet (Israel-Canada), Ltd.	6,342	40,754
*Harel Insurance Investments & Finances, Ltd.	41,839	2,270,451
*Hot Telecommunications Systems	68,469	794,834
IBI Investment House, Ltd.	6,530	64,638

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Industrial Building Corp., Ltd.	248,079	$381,954
*Israel Discount Bank, Ltd.	885,303	1,805,986
Israel Land Development Co., Ltd. (The)	34,658	239,918
Ituran Location & Control, Ltd.	31,200	475,758
*Jerusalem Oil Exploration, Ltd.	18,145	325,362
*Knafaim Arkia Holdings, Ltd.	27,233	137,291
*Leader Holding & Investments, Ltd.	74,777	17,530
Magic Software Enterprises, Ltd.	43,946	114,944
*Menorah Mivtachim Holdings, Ltd.	29,926	394,978
Mer Industries, Ltd.	15,710	188,499
*Metalink, Ltd.	—	—
*Metis Capital, Ltd.	1,079	4,697
*Middle East Tube Co., Ltd.	13,500	24,612
*Migdal Insurance & Financial Holdings, Ltd.	177,496	359,889
*Mivtach Shamir Holdings, Ltd.	16,251	560,083
*Mizrahi Tefahot Bank, Ltd.	173,961	1,546,832
*Naphtha Israel Petroleum Corp.	24,647	104,610
*Neto M.E. Holdings, Ltd.	6,938	310,952
O.R.T. Technologies, Ltd.	6,000	45,465
*OCIF Investments and Development, Ltd.	4,301	16,979
Oil Refineries, Ltd.	1,901,697	1,176,353
*Orckit Communications, Ltd.	65,951	255,919
Ormat Industries, Ltd.	35,000	278,839
Osem Investment, Ltd.	1	10
*Paz Oil Co., Ltd.	1,200	180,774
*Retalix, Ltd.	11,628	148,200
*Scailex Corp, Ltd.	42,484	907,119
Shikun & Binui, Ltd.	800,113	1,628,425
Spectronix, Ltd.	4,387	53,711
Strauss Group, Ltd.	34,182	522,646
*Suny Electronic, Ltd.	24,470	257,233
Super-Sol, Ltd. Series B	203,591	1,200,877
*Tower Semiconductor, Ltd.	768,141	1,157,066
*TTI Team Telecom International, Ltd. ADR	12,465	25,927
*Union Bank of Israel, Ltd.	132,712	622,001
*Urdan Industries, Ltd.	303,535	122,716
*VeriFone Holdings, Inc.	—	6

TOTAL ISRAEL		31,215,231

MALAYSIA — (5.1%)
*A&M Realty Berhad	130,000	24,968
Acoustech Berhad	156,200	39,510
Aeon Co. Berhad	974,200	1,522,895
*Alam Maritim Resources Berhad	59,000	32,688
Al-’Aqar KPJ REIT Berhad	75,371	25,168
*AMBD Berhad	716,033	108,062
Amway (Malaysia) Holdings Berhad	396,700	926,926
Ancom Berhad	400,500	70,250
Ann Joo Resources Berhad	981,750	874,981
*Anson Perdana Berhad	10,000	141
*APM Automotive Holdings Berhad	215,100	295,817
*Asas Dunia Berhad	137,000	31,962
*Asia Pacific Land Berhad	1,888,600	174,077
*Bandar Raya Developments Berhad	1,190,200	662,090
*Berjaya Assets Berhad	684,000	124,337
Berjaya Corp. Berhad	1,888,000	1,003,304
Berjaya Land Berhad	933,500	1,240,604
*Berjaya Media Berhad	104,800	29,774
Bimb Holdings Berhad	926,600	384,903
Bintulu Port Holdings Berhad	23,400	47,759
*Bolton Properties Berhad	674,600	149,855

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Boustead Heavy Industries Corp. Berhad	51,400	$64,153
Boustead Holdings Berhad	706,520	789,428
*Cahya Mata Sarawak Berhad	823,600	633,451
Carlsberg Brewery Malaysia Berhad	655,600	1,100,912
CB Industrial Product Holding Berhad	111,800	91,693
*Chemical Co. of Malaysia Berhad	472,600	330,458
Chin Teck Plantations Berhad	33,000	80,665
*Coastal Contracts Berhad	65,200	51,147
*CSC Steel Holdings Berhad	202,100	122,227
*Cycle & Carriage Bintang Berhad	15,000	24,419
*Datuk Keramik Holdings Berhad	24,000	—
Dialog Group Berhad	5,176,092	1,731,847
*Dijaya Corp. Berhad	199,600	70,589
DNP Holdings Berhad	544,400	220,056
DRB-Hicom Berhad	2,020,500	704,545
*Dreamgate Corp. Berhad	100,000	3,240
Dutch Lady Milk Industries Berhad	125,700	484,385
*Eastern & Oriental Berhad	866,200	264,962
*Eastern Pacific Industrial Corp. Berhad	218,100	108,043
*ECM Libra Avenue Berhad	1,592,777	365,163
*Encorp Berhad	196,700	69,857
Eng Kah Corp. Berhad	32,000	21,926
*Esso Malaysia Berhad	420,600	357,316
*Evergreen Fibreboard Berhad	193,700	95,711
Faber Group Berhad	538,000	384,333
*Far East Holdings Berhad	61,500	125,436
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	310,900	1,049,775
*General Corp. Berhad	225,100	113,952
George Kent (Malaysia) Berhad	34,200	15,870
*GHL Systems Berhad	1	—
Globetronics Technology Berhad	517,560	256,134
Glomac Berhad	370,200	158,199
*Gold Is Berhad	419,400	182,636
*Golden Plus Holdings Berhad	216,000	71,220
Grand United Holdings Berhad	787,000	291,504
*Green Packet Berhad	588,000	182,021
Guiness Anchor Berhad	787,900	1,705,232
*GuocoLand (Malaysia) Berhad	1,359,800	435,564
Hai-O Enterprise Berhad	226,680	295,674
*Hap Seng Consolidated Berhad	1,015,900	890,691
*Hap Seng Plantations Holdings Berhad	47,200	36,048
*HLG Capital Berhad	90,000	33,886
Hock Seng Lee Berhad	1,010,300	475,995
Hong Leong Industries Berhad	605,900	871,137
*Hovid Berhad	1,803,300	128,921
*Hubline Berhad	1,129,100	68,404
Hunza Properties Berhad	446,200	170,427
Hwang-DBS (Malaysia) Berhad	293,200	155,288
IGB Corp. Berhad	1,000,300	572,588
*IJM Land Berhad	1,807,400	1,306,415
IJM Plantations Berhad	1,188,700	936,417
*Insas Berhad	1,707,888	304,993
Integrated Logistics Berhad	544,300	180,212
*Jaks Resources Berhad	800,700	199,456
*Jaya Tiasa Holdings Berhad	436,390	500,255
JT International Berhad	550,600	938,282
*K & N Kenanga Holdings Berhad	762,300	206,849
*Karambunai Corp. Berhad	3,120,500	62,974
*Keck Seng (Malaysia) Berhad	552,100	921,968
Kencana Petroleum Berhad	1,683,664	823,306

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
KFC Holdings (Malaysia) Berhad	559,800	$1,388,179
*Kian Joo Can Factory Berhad	1,091,080	420,315
Kim Loong Resources Berhad	221,760	142,868
*Kinsteel Berhad	625,400	195,765
KLCC Property Holdings Berhad	256,700	258,509
*KNM Group Berhad	6,269,700	1,040,526
Kossan Rubber Industries Berhad	179,500	438,663
KPJ Healthcare Berhad	819,250	744,668
KrisAssets Holdings Berhad	88,863	82,518
*KSL Holdings Berhad	649,266	295,269
*Kub Malaysia Berhad	1,353,500	201,026
Kuchai Development Berhad	38,100	9,734
Kulim Malaysia Berhad	536,050	1,239,367
*Kumpulan Europlus Berhad	900,100	123,344
*Kumpulan Hartanah Selangor Berhad	708,600	101,144
*Kumpulan Perangsang Selangor Berhad	351,700	156,687
*Kurnia Asia Berhad	2,485,800	404,581
Kwantas Corp. Berhad	343,600	194,655
*Landmarks Berhad	923,400	344,004
*LBS Bina Group Berhad	161,800	29,837
Leader Universal Holdings Berhad	1,018,700	308,110
Leong Hup Holdings Berhad	397,700	164,849
Lingkaran Trans Kota Holdings Berhad	915,600	877,109
*Lion Corp Berhad	616,300	63,008
Lion Diversified Holdings Berhad	427,000	58,043
Lion Industries Corp. Berhad	1,284,500	702,688
LPI Capital Berhad	4,000	18,843
*MAA Holdings Berhad	346,666	76,537
*Mah Sing Group Berhad	676,040	364,302
*Malaysia Aica Berhad	48,200	8,228
*Malaysia Building Society Berhad	30,100	10,849
Malaysian Bulk Carriers Berhad	115,900	112,465
*Malaysian Mosaics Berhad	71,460	31,752
Malaysian Pacific Industries Berhad	339,500	726,165
*Malaysian Resources Corp. Berhad	3,446,649	1,673,721
*Mancon Berhad	12,000	3,278
Manulife Holdings Berhad	100,800	84,733
Marco Holdings Berhad	2,815,400	109,820
MBM Resources Berhad	322,366	285,029
*Measat Global Berhad	310,800	258,424
Media Prima Berhad	1,669,203	1,192,479
*Mega First Corp. Berhad	361,600	189,802
*MEMS Technology Berhad	1,917,000	36,119
*Metro Kajang Holdings Berhad	145,845	60,298
*Minho (M) Berhad	181,100	23,635
*MK Land Holdings Berhad	862,700	91,085
*MNRB Holdings Berhad	497,100	454,796
*MTD ACPI Engineering Berhad	541,000	81,020
*Mudajaya Group Berhad	149,100	239,079
*Muhibbah Engineering Berhad	750,150	230,953
*Mulpha International Berhad	4,537,300	712,911
Multi-Purpose Holdings Berhad	502,700	354,326
Naim Holdings Berhad	622,300	663,298
*Narra Industries Berhad	16,000	3,090
*NCB Holdings Berhad	1,147,200	1,203,333
*Nikko Electronics Berhad	36,600	115
Notion VTEC Berhad	258,720	255,837
NTPM Holdings Berhad	1,203,180	218,463
*NV Multi Corp. Berhad	430,900	102,723
*NWP Holdings Berhad	112,000	5,627
*Nylex (Malaysia) Berhad	450,383	111,314

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
OKS Property Holdings Berhad	206,835	$35,430
Oriental Holdings Berhad	23,500	44,627
*OSK Holdings Berhad	1,719,088	767,920
*P.I.E. Industrial Berhad	140,100	196,706
*Pan Malaysia Cement Works Berhad	646,600	26,239
*Pan Malaysian Industries Berhad	1,129,000	17,521
Panasonic Manufacturing Malaysia Berhad	157,184	833,414
*Panglobal Berhad	14,000	8,309
*Paramount Corp. Berhad	24,000	27,634
PBA Holdings Berhad	274,100	77,451
*Pelikan International Corp. Berhad	899,340	343,485
PJ Development Holdings Berhad	1,070,900	262,696
*POS Malaysia Berhad	127,900	115,245
*Prime Utilities Berhad	3,000	85
Protasco Berhad	575,600	185,370
*Proton Holdings Berhad	707,300	1,058,466
Puncak Niaga Holdings Berhad	685,020	573,325
QL Resources Berhad	807,660	956,306
QSR Brand Berhad	37,333	41,046
*Ramunia Holdings Berhad	697,287	83,767
*RCE Capital Berhad	1,023,900	209,662
*Rekapacific Berhad	55,000	—
*Salcon Berhad	702,400	156,950
SapuraCrest Petroleum Berhad	1,343,100	959,764
*Sarawak Oil Palms Berhad	179,660	159,127
Scientex, Inc. Berhad	344,862	156,026
*Scomi Group Berhad	1,204,600	169,823
*Selangor Dredging Berhad	1,118,200	190,879
Shangri-La Hotels (Malaysia) Berhad	171,200	112,065
*SHL Consolidated Berhad	277,400	105,838
*Sino Hua-An International Berhad	423,700	58,954
*South East Asia Lumber, Inc. Berhad	618,000	83,119
Southern Acids (Malaysia) Berhad	41,000	16,866
Southern Steel Berhad	502,800	375,359
*SPK Sentosa Corp. Berhad	239,000	30,020
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	584,600	616,035
Subur Tiasa Holdings Berhad	386,085	263,104
Sunrise Berhad	836,008	565,962
*Sunway City Berhad	724,900	882,555
*Sunway Holdings Berhad	1,046,000	497,513
Supermax Corp. Berhad	660,400	1,411,025
Suria Capital Holdings Berhad	672,800	318,802
Symphony House Berhad	140,000	10,663
*Ta Ann Holdings Berhad	409,380	729,947
*TA Enterprise Berhad	4,878,900	1,047,172
*TA Global Berhad (B3X17H6)	2,927,340	383,955
*TA Global Berhad (B4LM6X7)	2,927,340	292,388
*Tahp Group Berhad	4,000	4,345
*Talam Corp. Berhad	783,450	34,195
*Tamco Corp. Holdings Berhad	38,025	657
*Tan Chong Motor Holdings Berhad	1,344,900	1,930,494
*TDM Berhad	355,500	214,318
*Tebrau Teguh Berhad	1,016,400	199,780
Thong Guan Industries Berhad	215,100	53,915
*Three-A Resources Berhad	140,100	80,688
*Time Dotcom Berhad	2,372,900	348,717
*Titan Chemicals Corp. Berhad	902,500	365,568
Top Glove Corp. Berhad	250,080	993,255
*Tradewinds (Malaysia) Berhad	384,000	387,099
TRC Synergy Berhad	64,800	23,477

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
UAC Berhad	44,715	$50,184
Uchi Technologies Berhad	592,300	265,888
*Unico-Desa Plantations Berhad	1,853,775	553,836
*Unisem (M) Berhad	921,800	993,057
United Malacca Rubber Estates Berhad	260,700	640,774
United Malayan Land Berhad	13,000	5,876
United Plantations Berhad	508,900	2,251,107
VS Industry Berhad	427,326	173,299
Wah Seong Corp. Berhad	1,166,893	932,363
*WCT Berhad	1,873,300	1,717,792
*WTK Holdings Berhad	1,165,000	473,971
*Yeo Hiap Seng (Malaysia) Berhad	56,760	25,188
YTL Cement Berhad	54,800	74,093
*YTL e-Solutions Berhad	3,485,600	863,968
*YTL Land & Development Berhad	77,900	25,717
*Yu Neh Huat Berhad	815,141	450,443
*Zelan Berhad	1,146,600	218,990
Zhulian Corp Berhad	33,700	26,286

TOTAL MALAYSIA		80,426,196

MEXICO — (4.8%)
#*Alsea de Mexico S.A.B. de C.V.	511,600	548,903
#*Axtel S.A.B. de C.V.	1,196,346	824,949
#Banco Compartamos S.A. de C.V.	612,400	3,464,327
#*Bolsa Mexicana de Valores S.A. de C.V.	626,908	1,064,174
*Carso Infraestructura y Construccion S.A.B. de C.V.	1,608,100	1,044,878
#Cia Minera Autlan S.A.B. de C.V.	198,900	494,332
#*Consorcio ARA S.A.B. de C.V.	660,100	455,713
*Consorcio Hogar S.A.B. de C.V. Series B	76,793	66,675
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,211,797
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	492,188
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	421
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,150,336
Corporativo Fragua S.A.B. de C.V. Series B	31	257
Corporativo GBM S.A.B de C.V.	29,028	14,146
#*Desarrolladora Homex S.A.B. de C.V.	576,300	2,790,636
*Dine S.A.B. de C.V.	196,367	116,427
Embotelladora Arca S.A.B. de C.V.	1,909,100	7,210,148
*Empaques Ponderosa S.A. de C.V. Series B	206,000	15,058
#*Empresas ICA S.A.B. de C.V.	819,818	2,161,367
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	7,204,396
#*Financiera Independencia S.A.B de C.V.	290,818	312,732
#*Genomma Lab Internacional S.A. de C.V.	370,886	1,216,681
*Gruma S.A.B. de C.V. ADR	33,070	242,072
#*Gruma S.A.B. de C.V. Series B	1,253,434	2,310,947
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	743,404
#Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,312,870
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	13,400	474,494
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	840,143
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,458,750
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,933,660
Grupo Continental S.A.B. de C.V.	3,051,159	8,153,110
#*Grupo Famsa S.A.B. de C.V.	207,500	380,881
*Grupo Herdez S.A.B. de C.V.	107,000	158,776
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	516,932
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	199,782
#*Grupo Iusacell S.A.B. de C.V.	58,150	226,701
*Grupo Kuo S.A.B. de C.V. Series B	222,767	284,062
*Grupo Nutrisa S.A. de C.V.	188	474
*Grupo Posadas S.A. de C.V. Series L	199,000	253,755
*Grupo Qumma S.A. de C.V. Series B	105,334	1,540

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#*Grupo Simec, S.A. de C.V.	171,304	$479,174
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	644,700	837,800
#*Industrias Bachoco S.A.B. de C.V. Series B	152,000	279,007
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,925,655
*Maxcom Telecomunicaciones S.A.B. de C.V.	161,444	105,555
*Megacable Holdings S.A.B. de C.V.	24,400	61,058
Mexichem S.A.B.de C.V.	731,383	2,096,921
#*Promotora y Operadora de Infraestructura S.A. de C.V.	465,510	1,164,508
*Sanluis Corporacion S.A. de C.V. Series A	3,300	641
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,546
*Sanluis Rassini Series A	3,300	—
*Sanluis Rassini Series B	4,642	—
*Sanluis Rassini Series C	4,642	—
#*SARE Holding S.A. de C.V.	271,300	92,988
*Savia S.A. de C.V.	610,700	39,681
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,725,693
*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,423,985
*Vitro S.A.B. de C.V.	736,702	649,208

TOTAL MEXICO		76,236,314

PHILIPPINES — (1.5%)
A. Soriano Corp.	3,430,211	173,865
Aboitiz Equity Ventures, Inc.	6,767,000	2,537,236
Alaska Milk Corp.	1,404,000	271,057
*Atlas Consolidated Mining & Development Corp.	529,000	113,175
Bacnotan Consolidated Industries, Inc.	135,549	31,707
*Belle Corp.	12,216,000	523,772
*Benpres Holdings Corp.	7,752,000	592,441
Cebu Holdings, Inc.	2,284,000	110,022
*China Banking Corp.	8,438	70,007
*Digital Telecommunications Phils., Inc.	15,152,200	453,117
*DMCI Holdings, Inc.	1,551,400	587,472
Filinvest Development Corp.	11,428,000	542,510
*Filinvest Land, Inc.	72,127,577	1,553,460
*First Gen Corp.	2,534,000	576,271
First Philippines Holdings Corp.	1,527,600	1,889,430
Ginebra San Miguel, Inc.	999,000	715,507
House of Investments, Inc.	692,000	35,485
International Container Terminal Services, Inc.	2,700,000	1,710,121
*Ionics, Inc.	769,825	22,553
Jollibee Foods Corp.	647,500	847,659
*Lepanto Consolidated Mining Co. Series B	2,970,000	14,856
*Mabuhay Holdings Corp.	516,000	5,107
*Macroasia Corp.	447,500	28,670
*Manila Jockey Club, Inc.	163,277	11,385
*Manila Mining Corp.	167,962,500	70,907
Manila Water Co, Inc.	1,819,900	621,566
*Megaworld Corp.	23,744,000	701,396
*Metro Pacific Corp. Series A	1,827,193	85,483
*Paxys, Inc.	1,757,280	78,477
*Pepsi-Cola Products Philippines, Inc.	356,000	23,446
*Philex Mining Corp.	2,554,900	697,469
*Philippine Bank of Communications	14,726	11,841
*Philippine National Bank	837,275	576,648
*Philippine National Construction Corp.	173,000	19,067
Philippine Savings Bank	356,863	416,437
Philippine Stock Exchange, Inc.	23,180	152,994
*Philippine Townships, Inc.	318,733	34,053
*PhilWeb Corp.	552,600	204,207
Republic Glass Holding Corp.	507,500	19,405
RFM Corp.	9,124,268	175,044

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Rizal Commercial Banking Corp.	185,300	$84,680
*Robinson’s Land Corp. Series B	3,434,870	1,164,576
Security Bank Corp.	320,842	427,042
Semirara Mining Corp.	266,900	460,867
Shang Properties, Inc.	1,759,970	72,512
*SM Development Corp.	10,415,093	1,544,069
*Union Bank Of Philippines	208,900	212,692
*Universal Rightfield Property Holdings, Inc.	1,062,000	669
*Universal Robina Corp.	3,594,015	2,048,285
*Victorias Milling Co., Inc.	139,680	2,734
Vista Land & Lifescapes, Inc.	8,197,700	347,962
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		23,671,413

POLAND — (2.5%)
*Agora SA	156,140	1,379,444
*Alchemia SA	90,687	207,114
*Amica SA	20,213	278,469
*AmRest Holdings SA	13,409	317,180
Apator SA	30,999	219,707
*Asseco Poland SA	761	14,687
*ATM SA	57,593	164,566
*Bank Millennium SA	892,727	1,462,599
*Bank Przemyslowo Handlowy BPH SA	18,428	442,672
*Barlinek SA	162,981	233,183
*Bioton SA	7,909,195	588,502
*BOMI SA	61,077	308,570
*Boryszew SA	577,466	407,298
Budimex SA	41,290	1,379,166
*Cersanit-Krasnystaw SA	170,318	937,951
*Ciech SA	47,394	525,715
*ComArch SA	7,855	265,305
*Cyfrowy Polsat SA	71,325	356,532
*Debica SA	29,862	817,966
Decora SA	9,066	69,072
*Dom Development SA	8,374	171,852
*Dom Maklerski IDM SA	338,502	300,305
*Echo Investment SA	1,181,980	1,829,275
Elektrobudowa SA	8,568	509,732
*Elstar Oils SA	26,132	74,041
*Emperia Holding SA	26,148	710,505
*Energomontaz Poludnie SA	69,947	101,400
Eurocash SA	172,824	1,277,470
Fabryki Mebli Forte SA	48,823	259,852
*Famur SA	195,168	163,953
*Farmacol SA	50,868	734,386
*Ferrum SA	309	1,359
*Gant Development SA	27,439	235,198
*Gastel Zurawie SA	75,645	49,150
*Grupa Kety SA	39,137	1,560,076
*Hydrobudowa Polska SA	122,150	159,560
*Impexmetal SA	414,860	551,268
*Inter Cars SA	12,178	298,442
*JW Construction Holding SA	28,813	164,098
*Koelner SA	15,481	73,338
*Kredyt Bank SA	74,420	394,698
*LC Corp. SA	605,897	314,704
Lentex SA	24,214	207,260
*LPP SA	1,577	986,087
*MCI Management SA	71,699	161,990
*MNI SA	253,024	332,153

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Mondi Packaging Paper Swiecie SA	42,039	$1,032,384
Mostostal Siedlce SA	925,440	1,507,602
*Mostostal Warszawa SA	37,200	917,324
*Mostostal Zabrze Holding SA	223,708	357,384
*Multimedia Polska SA	205,973	611,417
*Netia Holdings SA	670,005	1,115,970
*NFI Empik Media & Fasion SA	43,936	281,289
NG2 SA	64,565	1,276,079
*Noble Bank SA	94,588	191,690
*Orbis SA	130,535	1,786,880
*PBG SA	20,032	1,602,002
Pekaes SA	24,538	89,750
*Pfleiderer Grajewo SA	1,555	4,958
*Pol-Aqua SA	2,583	19,596
*Polish Energy Partners SA	28,909	374,592
*Polnord SA	39,675	561,641
*Polska Grupa Farmaceutyczna SA	34,417	534,683
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	222,179
*Qumak-Sekom SA	3,881	22,277
Raciborska Fabryka Kotlow SA	215,305	978,618
Sniezka SA	5,612	77,251
*Stalexport SA	571,434	361,533
*Sygnity SA	39,980	226,263
*Synthos SA	2,064,706	1,232,929
*Trakcja Polska SA	154,223	222,771
*Vistula Group SA	232,490	228,652
Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,419,839
Zaklady Azotowe Pulawy SA	18,033	407,671
*Zaklady Azotowe w Tarnowie-Moscicach SA	30,334	171,198
*Zaklady Chemiczne Police SA	50,407	106,987
Zaklady Tluszcowe Kruszwica SA	18,200	465,220
*Zelmer SA	13,951	186,242

TOTAL POLAND		40,592,721

SOUTH AFRICA — (8.5%)
Adcock Ingram Holdings, Ltd.	396,491	3,137,729
Adcorp Holdings, Ltd.	124,046	445,281
*Advtech, Ltd.	546,325	449,042
*Aeci, Ltd.	243,530	2,211,575
Afgri, Ltd.	651,729	602,638
*African Oxygen, Ltd.	246,822	774,013
*AG Industries, Ltd.	32,496,618	219,973
*Allied Electronics Corp., Ltd.	163,698	617,029
Allied Technologies, Ltd.	104,444	1,003,245
*Argent Industrial, Ltd.	37,236	46,367
*Argility, Ltd.	65,013	—
AST Group, Ltd.	857,498	114,271
Astral Foods, Ltd.	94,092	1,413,537
Aveng, Ltd.	981,591	4,923,931
AVI, Ltd.	549,062	1,785,127
*Avusa, Ltd.	404,845	1,079,188
Barloworld, Ltd.	579,959	3,845,104
*Basil Read Holdings, Ltd.	33,641	61,177
*Bell Equipment, Ltd.	158,539	249,075
*Blue Label Telecoms, Ltd.	647,432	447,240
Brait SA	109,854	312,136
Business Connexion Group	279,275	232,299
Capitec Bank Holdings, Ltd.	100,825	1,385,217
*Cashbuild, Ltd.	47,925	476,858
Ceramic Industries, Ltd.	31,493	495,664
*Cipla Medpro South Africa, Ltd.	694,933	526,055

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
City Lodge Hotels, Ltd.	84,518	$866,238
Clicks Group, Ltd.	918,874	3,820,612
*Coronation Fund Managers, Ltd.	169,116	261,341
*Corpgro, Ltd.	241,136	—
*Cullinan Holdings, Ltd.	434,430	45,287
Data Tec, Ltd.	493,874	2,257,344
*Datacentrix Holdings, Ltd.	20,000	11,256
Delta EMD, Ltd.	83,032	153,741
Discovery Holdings, Ltd.	150,000	725,624
Distell Group, Ltd.	291,284	2,616,133
*Distribution & Warehousing Network, Ltd.	258,997	281,482
*Dorbyl, Ltd.	222,291	120,190
#*Durban Roodeport Deep, Ltd.	667,660	344,876
ElementOne, Ltd.	325,845	518,335
*EOH Holdings, Ltd.	16,503	25,769
*Eqstra Holdings, Ltd.	30,000	24,243
Famous Brands, Ltd.	54,758	215,414
Foschini, Ltd.	521,461	4,791,088
Freeworld Coatings, Ltd.	35,052	48,182
*Gold One International, Ltd.	164,683	42,924
*Gold Reef Resorts, Ltd.	306,215	759,518
Grindrod, Ltd.	1,607,864	3,554,135
*Group Five, Ltd.	292,935	1,469,187
*Highveld Steel and Vanadium Corp., Ltd.	156,938	1,748,333
Hudaco Industries, Ltd.	68,822	687,357
*Hulamin, Ltd.	96,862	138,606
*Iliad Africa, Ltd.	314,538	368,215
Illovo Sugar, Ltd.	457,118	1,798,605
Imperial Holdings, Ltd.	422,517	5,653,970
*JCI, Ltd.	1,622,051	—
JD Group, Ltd.	1,023,857	6,169,700
JSE, Ltd.	229,619	2,221,638
*Kap International Holdings, Ltd.	1,834,945	620,869
Lewis Group, Ltd.	283,002	2,359,098
M Cubed Holdings, Ltd.	385,000	10,424
Medi-Clinic Corp., Ltd.	585,801	2,109,840
Merafe Resources, Ltd.	4,526,666	1,106,054
*Metorex, Ltd.	1,453,388	825,361
*Metropolitan Holdings, Ltd.	2,025,393	4,572,929
Mr. Price Group, Ltd.	693,186	3,937,835
Murray & Roberts Holdings, Ltd.	4,350	24,602
Mustek, Ltd.	784,364	343,530
*Mvelaphanda Group, Ltd.	344,968	416,866
Nampak, Ltd.	1,326,125	3,258,267
Network Healthcare Holdings, Ltd.	1,005,302	1,845,676
Northam Platinum, Ltd.	388,463	2,750,006
Nu-World Holdings, Ltd.	28,894	78,537
Oceana Group, Ltd.	235,042	1,017,197
*Omnia Holdings, Ltd.	80,602	707,113
Palabora Mining Co., Ltd.	18,403	322,898
*Peregrine Holdings, Ltd.	500,419	868,888
*Pioneer Foods, Ltd.	32,838	174,842
Pretoria Portland Cement Co., Ltd.	521	2,351
PSG Group, Ltd.	171,802	653,131
Rainbow Chicken, Ltd.	91,454	195,529
*Randgold & Exploration Co., Ltd.	60,670	—
*Raubex Group, Ltd.	195,908	610,589
Redefine Properties, Ltd.	29,488	31,455
Reunert, Ltd.	594,843	4,626,510
Santam, Ltd.	96,433	1,350,135
*Sappi, Ltd.	463,051	1,933,054

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Sappi, Ltd. Sponsored ADR	2,600	$10,972
*SecureData Holdings, Ltd.	339,582	38,158
#*Sentula Mining, Ltd.	2,055,316	841,477
*Simmer & Jack Mines, Ltd.	1,186,177	213,771
Spar Group, Ltd. (The)	559,850	5,794,753
Spur Corp., Ltd.	73,399	125,839
Stefanutti Stocks Holdings, Ltd.	32,116	51,237
*Sun International, Ltd.	207,451	2,625,821
*Super Group, Ltd.	16,981,587	1,687,881
*Tongaat-Hulett, Ltd.	625,434	8,746,246
*Trans Hex Group, Ltd.	153,546	76,116
Trencor, Ltd.	97,601	421,618
UCS Group, Ltd.	144,872	40,562
Value Group, Ltd.	363,719	177,032
*Wesizwe Platinum, Ltd.	401,595	121,431
Wilson Bayly Holme-Ovcon, Ltd.	190,920	3,091,416
Woolworths Holdings, Ltd.	1,831,592	5,673,980
*Zeder Investments, Ltd.	563,032	159,311

TOTAL SOUTH AFRICA		135,244,321

SOUTH KOREA — (10.8%)
#Aekyung Petrochemical Co., Ltd.	8,050	131,160
*Artone Paper Manufacturing Co., Ltd.	8,915	37,644
#Asia Cement Manufacturing Co., Ltd.	5,464	249,146
Asia Paper Manufacturing Co., Ltd.	8,880	111,552
*Asiana Airlines, Inc.	241,400	1,283,254
Baek Kwang Mineral Products Co., Ltd.	1,860	33,137
#*Basic House Co., Ltd. (The)	31,370	244,958
Bing Grae Co., Ltd.	14,046	621,879
#*BNG Steel Co., Ltd.	15,520	154,815
Bohae Brewery Co., Ltd.	20	391
*Boo Kook Securities Co., Ltd.	7,410	131,128
Boryung Pharmaceutical Co., Ltd.	9,694	139,412
#*Bu Kwang Pharmaceutical Co., Ltd.	34,341	561,048
Busan Bank	260,060	2,767,690
BYC Co., Ltd.	710	98,878
Byuck San Corp.	5,300	50,093
*Byuck San Engineering and Construction Co., Ltd.	38,300	77,749
#*Capro Corp.	51,300	548,617
#*Celrun Co., Ltd.	22,630	18,917
Cheil Worldwide, Inc.	8,815	2,775,689
#*Chin Hung International, Inc.	467,680	221,454
Cho Kwang Leather Co., Ltd.	10,640	94,338
Choil Aluminum Manufacturing Co., Ltd.	7,700	59,289
#Chong Kun Dang Pharmaceutical Corp.	27,162	439,679
Choongwae Holdings Co., Ltd.	28,232	47,873
#Choongwae Pharmaceutical Corp.	12,967	213,778
Chosun Refractories Co., Ltd.	2,653	134,986
#Chungho Comnet Co., Ltd.	2,320	21,187
#CJ CGV Co., Ltd.	28,890	605,858
#CJ Cheiljedang Corp.	8,963	1,782,368
#CJ Corp.	36,327	2,099,225
*CJ Seafood Corp.	20,560	77,384
*Cosmochemical Co., Ltd.	14,640	90,591
Crown Confectionery Co., Ltd.	1,360	101,908
Dae Dong Industrial Co., Ltd.	6,330	163,911
*Dae Ho Corp.	543	64
#*Dae Sang Corp.	49,760	352,750
Dae Won Kang Up Co., Ltd.	98,414	238,326
*Daechang Co., Ltd.	71,400	133,897
Daeduck Electronics Co., Ltd.	68,767	368,061

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Daeduck Industries Co., Ltd.	36,486	$364,087
Daegu Bank Co., Ltd.	298,043	3,939,322
*Daegu Department Store Co., Ltd.	13,750	144,309
#Daehan City Gas Co., Ltd.	11,541	284,555
#Daehan Flour Mills Co., Ltd.	2,656	351,995
#Daehan Steel Co., Ltd.	22,710	229,926
Daehan Synthetic Fiber Co., Ltd.	1,750	111,290
Daekyo Co., Ltd.	98,400	517,481
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	140,926
Daelim Industrial Co., Ltd.	35,448	2,013,354
Daelim Trading Co., Ltd.	17,730	68,572
Daesang Holdings Co., Ltd.	37,492	110,040
#Daesung Industrial Co., Ltd.	6,130	455,017
#*Daewoo Motor Sales Corp.	93,560	197,171
*Daewoong Co., Ltd.	6,546	108,436
#*Daewoong Pharmaceutical Co., Ltd.	14,580	647,383
Dahaam E-Tec Co., Ltd.	2,200	57,533
*Daishin Securities Co., Ltd.	96,730	1,287,364
*Daiyang Metal Co., Ltd.	22,400	27,636
#Daou Technology, Inc.	57,240	472,370
*DCM Corp.	2,820	20,755
Digital Power Communications Co., Ltd.	50,540	64,357
Dong Ah Tire Industrial Co., Ltd.	23,075	160,203
#Dong IL Rubber Belt Co., Ltd.	26,558	158,122
#*Dong Yang Gang Chul Co., Ltd.	65,210	228,518
#Dong-A Pharmaceutical Co., Ltd.	20,016	1,973,066
*Dongaone Co., Ltd.	13,750	48,751
Dongbang Agro Co., Ltd.	19,470	110,801
Dongbang Transport Logistics Co., Ltd.	26,000	69,950
#Dongbu Corp.	25,950	152,678
*Dongbu HiTek Co., Ltd.	40,153	302,364
Dongbu Insurance Co., Ltd.	48,770	1,538,542
#*Dongbu Securities Co., Ltd.	51,631	276,821
#Dongbu Steel Co., Ltd.	54,916	506,346
Dong-Il Corp.	3,202	163,247
Dongil Industries Co., Ltd.	3,162	219,358
Dongil Paper Manufacturing Co., Ltd.	6,080	7,954
Dongkuk Steel Mill Co., Ltd.	99,270	2,075,482
#Dongwha Pharm Co., Ltd.	47,870	257,547
Dongwon F&B Co., Ltd.	3,810	157,651
#Dongwon Industries Co., Ltd.	3,363	357,723
#*Dongwon Systems Corp.	171,147	272,898
#Dongyang Mechatronics Corp.	57,681	358,364
#Doosan Construction & Engineering Co., Ltd.	83,770	411,729
Doosan Corp.	1,040	113,581
#*DuzonBIzon Co., Ltd.	37,140	585,961
#E1 Corp.	8,685	479,964
*Eagon Industrial Co., Ltd.	8,930	93,579
*Eugene Investment & Securities Co., Ltd.	1,178,194	863,597
F&F Co., Ltd.	21,060	84,667
#*Firstech Co., Ltd.	68,149	202,186
#*Foosung Co., Ltd.	93,559	308,807
Fursys, Inc.	15,560	389,073
Gaon Cable Co., Ltd.	4,693	126,056
#GIIR, Inc.	14,410	127,210
#Global & Yuasa Battery Co., Ltd.	16,060	408,824
*Golden Bridge Investment & Securities Co., Ltd.	44,910	89,892
#Green Cross Corp.	6,717	636,524
#Green Cross Holdings Corp.	2,364	192,100
#*Green Non-Life Insurance Co., Ltd.	19,867	81,665
#GS Global Corp.	8,372	146,665

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Gwangju Shinsegae Co., Ltd.	1,820	$240,870
Halla Climate Control Corp.	106,070	1,423,829
#Halla Engineering & Construction Corp.	26,842	426,407
#Han Kuk Carbon Co., Ltd.	45,743	289,352
#*Han Yang Securities Co., Ltd.	24,190	209,921
#*Hanall Biopharma Co., Ltd.	52,878	224,678
Handok Pharmaceuticals Co., Ltd.	12,760	163,438
#Handsome Corp.	34,799	458,841
#Hanil Cement Manufacturing Co., Ltd.	11,659	732,188
*Hanil Construction Co., Ltd.	11,388	37,079
#Hanil E-Wha Co., Ltd.	56,330	323,642
#Hanjin Heavy Industries & Construction Co., Ltd.	79,010	1,955,562
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	28,580	327,974
#*Hanjin Shipping Co., Ltd.	19,944	584,815
*Hanjin Shipping Holdings Co., Ltd.	3,844	67,902
#Hanjin Transportation Co., Ltd.	19,671	609,711
Hankook Cosmetics Co., Ltd.	25,320	90,123
Hankook Shell Oil Co., Ltd.	1,867	272,485
*Hankook Synthetics, Inc.	550	47
Hankuk Electric Glass Co., Ltd.	5,450	196,020
Hankuk Glass Industries, Inc.	12,660	278,117
#Hankuk Paper Manufacturing Co., Ltd.	6,700	181,383
#Hanmi Pharm Co., Ltd.	16,737	1,286,103
#*Hanmi Semiconductor Co., Ltd.	24,980	193,319
#Hansae Co., Ltd.	16,560	102,682
Hansae Yes24 Holdings Co., Ltd.	5,520	15,510
Hanshin Construction Co., Ltd.	530	4,938
#Hansol Chemical Co., Ltd.	15,180	177,412
#Hansol CSN Co., Ltd.	65,160	133,445
#Hansol LCD, Inc.	12,257	570,116
#Hansol Paper Co., Ltd.	83,760	852,552
#Hanssem Co., Ltd.	30,600	333,554
Hanwha Chemical Corp.	187,517	2,821,004
#*Hanwha Non-Life Insurance Co., Ltd.	58,398	515,686
*Hanwha Securities Co., Ltd.	112,961	730,713
Hanwha Timeworld Co., Ltd.	5,120	71,110
#*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	369,147
Hite Brewery Co., Ltd.	5,145	605,405
#Hite Holdings Co., Ltd.	15,260	340,210
*HMC Investment Securities Co., Ltd.	37,920	680,998
Hotel Shilla Co., Ltd.	81,768	1,639,562
HS R&A Co., Ltd.	1,460	13,166
#Huchems Fine Chemical Corp.	31,846	755,291
#Husteel Co., Ltd.	9,530	138,608
*Hwa Sung Industrial Co., Ltd.	12,520	68,755
Hwacheon Machinery Works Co., Ltd.	370	6,264
#Hwashin Co., Ltd.	38,280	262,806
Hyosung T & C Co., Ltd.	3,330	236,372
#Hyundai Cement Co., Ltd.	10,770	105,379
#*Hyundai Corp.	21,801	457,150
Hyundai Department Store Co., Ltd.	24,688	2,206,863
Hyundai Development Co.	48,080	1,186,152
Hyundai DSF Co., Ltd.	7,510	58,989
Hyundai Elevator Co., Ltd.	7,294	318,482
#Hyundai Engineering Plastics Co., Ltd.	40,790	164,858
Hyundai H & S Co., Ltd.	8,666	749,826
#Hyundai Hysco	91,740	1,564,775
*Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,443,136
#Hyundai Mipo Dockyard Co., Ltd.	22,255	3,133,580
Hyundai Mobis	36	5,975
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	25,684

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Hyundai Securities Co.	103,730	$1,212,513
#*IHQ, Inc.	22,450	19,949
#*Il Dong Pharmaceutical Co., Ltd.	7,743	219,247
Il Sung Construction Co., Ltd.	2,700	17,958
*Il Yang Pharmaceutical Co., Ltd.	23,000	522,098
#*Iljin Display Co., Ltd.	34,458	261,207
#*Iljin Electric Co., Ltd.	26,649	235,179
#Iljin Holdings Co., Ltd.	27,632	78,654
Ilshin Spinning Co., Ltd.	1,887	116,080
Ilsung Pharmaceutical Co., Ltd.	2,444	201,712
InziControls Co., Ltd.	1,260	3,722
IS Dongseo Co., Ltd.	14,778	107,500
#ISU Chemical Co., Ltd.	16,610	206,572
IsuPetasys Co., Ltd.	56,480	154,545
#Jahwa Electronics Co., Ltd.	25,340	156,401
Jeil Pharmaceutical Co.	19,870	195,064
Jeonbuk Bank, Ltd.	84,399	519,977
*Jinheung Mutual Savings Bank Co., Ltd.	39,019	140,053
#JS Cable Co., Ltd.	4,540	54,861
#K.C. Tech Co., Ltd.	43,023	269,418
#*KC Cottrell Co., Ltd.	4,486	57,676
#*KCO Energy, Inc.	120,777	18,871
#*Keangnam Enterprises, Ltd.	22,093	155,092
*Kedcom Co., Ltd.	2,103	1,148
#KG Chemical Corp.	15,390	155,367
#*KIC, Ltd.	23,030	173,494
#KISCO Corp.	10,860	353,760
#KISWIRE, Ltd.	16,702	543,334
*KIWOOM Securities Co., Ltd.	13,220	508,649
#Kolon Engineering & Construction Co., Ltd.	36,920	149,928
#Kolon Industries, Inc. (6496539)	6,689	187,662
#*Kolon Industries, Inc. (B5TVWD5)	17,200	775,928
*Korea Cast Iron Pipe Co., Ltd.	30,450	121,294
*Korea Circuit Co., Ltd.	19,330	92,584
Korea Cottrell Co., Ltd.	12,715	49,139
#*Korea Development Co., Ltd.	29,710	110,154
*Korea Development Leasing Corp.	5,065	137,874
Korea Electric Terminal Co., Ltd.	14,990	237,279
Korea Export Packing Industries Co., Ltd.	3,990	45,262
*Korea Express Co., Ltd.	19,059	1,069,346
*Korea Flange Co., Ltd.	6,900	64,378
*Korea Green Paper Manufacturing Co., Ltd.	1,002	1,335
*Korea Investment Holdings Co., Ltd.	89,930	2,625,937
Korea Iron & Steel Co., Ltd.	3,462	182,268
#*Korea Kolmar Co., Ltd.	41,477	178,405
#*Korea Komho Petrochemical Co., Ltd.	27,360	908,985
#*Korea Line Corp.	13,950	746,582
*Korea Mutual Savings Bank	6,040	60,796
#Korea Petrochemical Industry Co., Ltd.	10,960	450,921
#*Korea Plant Service & Engineering Co., Ltd.	19,098	870,052
#Korea Reinsurance Co., Ltd.	189,601	1,653,311
Korea Zinc Co., Ltd.	5,742	999,501
#Korean Air Terminal Service Co., Ltd.	4,350	165,306
#KP Chemical Corp.	121,051	1,021,650
KPX Chemical Co., Ltd.	3,419	154,038
#KPX Fine Chemical Co., Ltd.	3,686	225,879
KPX Holdings Corp.	3,008	156,011
#*KTB Securities Co., Ltd.	129,830	436,159
#Kukdo Chemical Co., Ltd.	8,450	206,753
#Kukdong Oil & Chemicals Co., Ltd.	3,623	53,020
Kumbi Corp.	670	21,496

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Kumho Electric Co., Ltd.	7,792	$387,347
*Kumho Industrial Co., Ltd.	46,110	171,185
*Kumho Investment Bank	145,230	139,985
#*Kumho Tire Co., Inc.	90,000	293,594
Kumkang Industrial Co., Ltd.	5,810	52,102
Kunsul Chemical Industrial Co., Ltd.	8,190	112,963
Kwang Dong Pharmaceutical Co., Ltd.	90,320	235,404
*Kwang Myung Electric Engineering Co., Ltd.	9,500	14,858
#Kyeryong Construction Industrial Co., Ltd.	12,540	175,774
#*Kyobo Securities Co., Ltd.	45,970	405,847
Kyung Dong Navien Co., Ltd.	1,740	47,716
*Kyungbang Co., Ltd.	1,352	140,558
Kyungdong City Gas Co., Ltd.	2,270	96,185
Kyung-in Synthetic Corp.	51,010	150,572
Kyungnam Energy Co., Ltd.	28,770	73,311
LG Fashion Corp.	46,325	1,099,337
#*LG Innotek Co., Ltd.	12,359	1,910,562
#LG International Corp.	73,842	2,170,951
#*LG Life Sciences, Ltd.	26,935	1,042,553
#LIG Insurance Co., Ltd.	86,490	1,717,723
Livart Furniture Co., Ltd.	9,790	74,809
#Lotte Chilsung Beverage Co., Ltd.	1,638	1,262,821
#Lotte Confectionary Co., Ltd.	1,468	1,621,504
#Lotte Midopa Co., Ltd.	61,160	629,836
#*Lotte Non-Life Insurance Co., Ltd.	48,040	318,971
#Lotte Sam Kang Co., Ltd.	1,998	486,480
#*Lotte Tour Development Co., Ltd.	5,730	153,965
LS Industrial Systems Co., Ltd.	13,843	911,663
Macquarie Korea Infrastructure Fund	488,481	2,102,193
Manho Rope & Wire Co., Ltd.	3,950	64,856
Meritz Fire Marine Insurance Co., Ltd.	180,948	1,171,380
*Meritz Securities Co., Ltd.	368,685	365,098
Miwon Commercial Co., Ltd.	831	62,906
*Miwon Specialty Chemical Co., Ltd.	448	38,435
*Moorim P&P Co., Ltd.	13,260	98,098
#Moorim Paper Co., Ltd.	21,778	169,118
Motonic Corp.	20,900	168,331
#Namhae Chemical Corp.	63,074	931,561
#*Namkwang Engineering & Construction Co., Ltd.	32,027	160,694
Namyang Dairy Products Co., Ltd.	1,009	484,924
#*Nasan Co., Ltd.	23,824	24,579
#National Plastic Co., Ltd.	32,500	48,714
NCsoft Corp.	18,816	2,797,475
Nexen Corp.	4,130	167,986
#Nexen Tire Corp.	71,180	352,567
*NH Investment & Securities Co., Ltd.	64,269	588,307
#*NK Co., Ltd.	17,150	172,265
#Nong Shim Co., Ltd.	7,855	1,512,920
Nong Shim Holdings Co., Ltd.	5,210	298,951
Noroo Holdings Co., Ltd.	8,565	42,375
Noroo Paint Co., Ltd.	14,277	46,362
*ON*Media Corp.	138,570	417,996
#*Orientbio, Inc.	106,060	119,984
#ORION Corp.	8,420	2,206,603
Ottogi Corp.	3,910	489,328
Pacific Corp.	7,688	883,703
Pacific Pharmaceutical Co., Ltd.	2,030	59,968
*PaperCorea, Inc.	13,740	90,893
Pohang Coated Steel Co., Ltd.	6,320	151,863
*Poong Lim Industrial Co., Ltd.	31,880	55,150
#Poongsan Corp.	47,471	1,141,907

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Poongsan Holdings Corp.	7,417	$157,166
*Prime Entertainment Co., Ltd.	2,676	4,602
Pulmuone Co., Ltd.	2,916	119,056
Pum Yang Construction Co., Ltd.	12,016	60,778
Pusan City Gas Co., Ltd.	14,730	265,218
*Pyung Hwa Holdings Co., Ltd.	2	4
Pyung Hwa Industrial Co., Ltd.	6	14
#*RNL BIO Co., Ltd.	159,490	614,928
S&T Corp.	9,103	194,249
#*S&T Daewoo Co., Ltd.	13,230	314,033
#S&T Dynamics Co., Ltd.	50,002	713,233
#S&T Holdings Co., Ltd.	31,368	372,034
*S&T Motors Co., Ltd.	156,480	142,291
#S1 Corp.	43,593	1,861,734
#*Saehan Industries, Inc.	651,800	615,276
*Saehan Media Corp.	3,460	19,287
*Sajo Industries Co., Ltd.	8,060	182,319
*Sajodaerim Corp.	4,770	68,172
#Sam Jin Pharmaceutical Co., Ltd.	30,691	291,641
Sam Kwang Glass Industrial Co., Ltd.	4,960	212,534
Sam Whan Camus Co., Ltd.	5,270	27,847
Sam Yung Trading Co., Ltd.	13,947	62,013
#Sambu Construction Co., Ltd.	11,120	187,443
#Samchully Co., Ltd.	6,971	708,481
*Samho Development Co., Ltd.	25,410	65,227
*Samho International Co., Ltd.	12,681	28,093
Samhwa Crown & Closure Co., Ltd.	412	8,465
Samhwa Paints Industrial Co., Ltd.	26,400	110,742
Samick Musical Instruments Co., Ltd.	146,160	141,381
Samsung Climate Control Co., Ltd.	6,810	46,930
#Samsung Fine Chemicals Co., Ltd.	41,198	1,971,506
#Samwha Capacitor Co., Ltd.	15,030	145,904
#Samwhan Corp.	13,970	125,359
Samyang Corp.	12,380	454,352
#Samyang Foods Co., Ltd.	8,430	145,968
Samyang Genex Co., Ltd.	4,129	243,830
Samyang Tongsang Co., Ltd.	1,760	37,786
#Samyoung Electronics Co., Ltd.	20,950	206,786
*SAVEZONE I&C Corp.	9,100	22,462
*SBS Media Holdings Co., Ltd.	14,250	35,281
#Seah Besteel Corp.	25,030	370,129
SeAH Holdings Corp.	4,622	253,254
#SeAH Steel Corp.	6,214	218,308
Sebang Co., Ltd.	21,405	294,001
#Sejong Industrial Co., Ltd.	30,130	233,923
Seoul City Gas Co., Ltd.	3,590	155,622
#*Serim Paper Manufacturing Co., Ltd.	32,013	74,150
#Sewon Cellontech Co., Ltd.	51,111	257,625
#*SH Chemical Co., Ltd.	148,722	67,188
*Shell-Line Co., Ltd.	7,600	79,326
Shin Won Corp.	91,390	137,697
*Shin Young Securities Co., Ltd.	10,720	362,242
*Shinhan Engineering & Construction Co., Ltd.	3,676	24,463
Shinpoong Pharmaceutical Co., Ltd.	5,020	117,326
Shinsegae Engineering & Construction Co., Ltd.	2,990	36,433
*Shinsegae Information & Communication Co., Ltd.	1,545	80,619
*Shinsung Engineering Co., Ltd.	924	3,591
Shinsung FA Co., Ltd.	914	3,897
#*Shinsung Holdings Co., Ltd.	57,920	245,870
Silla Trading Co., Ltd.	7,570	79,481
#Sindo Ricoh Co., Ltd.	11,169	521,135

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
SJM Co., Ltd.	22,510	$117,795
#*SK Chemicals Co., Ltd.	37,452	1,740,609
SK Gas Co., Ltd.	9,960	375,984
#SKC Co., Ltd.	46,420	852,016
*SL Corp.	24,960	191,740
*Solomon Mutual Savings Bank	11,267	39,499
#Songwon Industrial Co., Ltd.	19,620	183,962
#*Ssangyong Cement Industry Co., Ltd.	79,381	456,501
#*STX Corp.	54,002	925,704
#STX Engine Co., Ltd.	44,542	891,093
#STX Offshore & Shipbuilding Co., Ltd.	118,670	1,434,506
Suheung Capsule Co., Ltd.	16,030	88,464
#*Sung Jin Geotec Co., Ltd.	21,090	255,037
*Sung Shin Cement Co., Ltd.	25,380	124,427
*Sungchang Enterprise Holdings, Ltd.	8,030	141,618
*Sunjin Co., Ltd.	2,840	97,204
#*Sunkyong Securities Co., Ltd.	496,580	1,066,115
Tae Kwang Industrial Co., Ltd.	919	621,138
#Tae Kyung Industrial Co., Ltd.	33,700	156,140
#Taeyoung Engineering & Construction	106,800	462,551
#*Tai Han Electric Wire Co., Ltd.	52,710	525,162
Tai Lim Packaging Industries Co., Ltd.	71,720	91,544
#TCC Steel	16,988	78,865
*Tec & Co.	250,710	54,905
Telcoware Co., Ltd.	9,000	58,708
#*Tong Yang Major Corp.	92,436	230,701
*Tong Yang Securities, Inc.	188,196	1,611,422
*Trigem Computer, Inc.	13	—
*Trybrands, Inc.	3,207	22,945
#TS Corp.	6,600	251,166
#*Uangel Corp.	12,280	65,728
#Unid Co., Ltd.	6,660	237,695
*Union Steel Manufacturing Co., Ltd.	13,912	293,960
#*VGX International, Inc.	18,440	30,688
Whanin Pharmaceutical Co., Ltd.	27,500	184,755
#*Woongjin Holdings Co., Ltd.	73,957	707,449
#Woongjin Thinkbig Co., Ltd.	37,369	796,777
#Woori Financial Co., Ltd.	21,080	171,574
*Woori Investment & Securities Co., Ltd.	203,280	2,970,507
WooSung Feed Co., Ltd.	17,000	29,682
YESCO Co., Ltd.	5,950	131,763
Yoosung Enterprise Co., Ltd.	34,546	72,028
#Youlchon Chemical Co., Ltd.	32,710	267,140
*Young Poong Mining & Construction Corp.	1,580	78
Young Poong Paper Manufacturing Co., Ltd.	580	9,377
Youngone Corp. (6150493)	17,466	514,911
Youngone Corp. (B622C10)	60,704	514,912
Youngpoong Corp.	2,199	1,192,418
Yuhan Corp.	22,842	3,298,891
*Yuhwa Securities Co., Ltd.	12,910	169,184
#*Yungjin Pharm Co., Ltd.	130,976	146,272
*ZeroOne Interactive Co., Ltd.	3,200	43

TOTAL SOUTH KOREA		171,835,848

TAIWAN — (11.1%)
*A.G.V. Products Corp.	741,782	287,023
Aaeon Technology, Inc.	174,392	297,392
Ability Enterprise Co., Ltd.	752,076	1,296,514
*Abocom Systems, Inc.	470	179
*Acbel Polytech, Inc.	777,599	602,320
*Accton Technology Corp.	216,000	113,611

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Adlink Technology, Inc.	81,000	$111,565
Advanced Semiconductor Engineering, Inc.	397,186	387,753
*Advantech Co., Ltd.	219,000	490,815
*ALI Corp.	169,000	353,342
*Alpha Networks, Inc.	293,000	281,874
Altek Corp.	524,042	877,440
*Ambassador Hotel (The)	597,000	660,239
*Ampoc Far East Co., Ltd.	158,444	91,424
*Amtran Technology Co., Ltd.	1,129,190	1,227,360
*APCB, Inc.	107,000	128,296
Apex Biotechnology Corp.	205,380	417,408
*Apex Science & Engineering Corp.	124,000	72,954
*Arima Communication Corp.	288,000	126,090
*Arima Optoelectronics Corp.	92,594	25,758
Asia Chemical Corp.	559,000	294,800
*Asia Optical Co, Inc.	164,000	286,794
*Asia Polymer Corp.	495,936	449,798
*Asia Vital Components Co., Ltd.	391,574	488,512
*ASROCK, Inc.	27,000	118,196
Aten International Co., Ltd.	197,479	386,791
Aurora Corp.	541,499	819,518
*Aurora Systems Corp.	244,244	194,677
*AV Tech Corp.	47,000	157,380
*Avermedia Technologies, Inc.	362,446	530,365
*Avision, Inc.	110,000	66,072
*Bank of Kaohsiung	33,000	11,318
Basso Industry Corp., Ltd.	62,000	59,719
*Behavior Tech Computer Corp.	775	56
*Bes Engineering Corp.	2,691,750	648,563
*Biostar Microtech International Corp.	231,975	170,631
*Bright Led Electronics Corp.	137,000	188,415
*C Sun Manufacturing, Ltd.	255,221	167,645
*Cameo Communications, Inc.	113,000	64,512
*Capital Securities Corp.	1,371,000	646,488
*Carnival Industrial Corp.	656,000	193,821
*Cathay Real Estate Development Co., Ltd.	612,000	248,698
*Central Reinsurance Co., Ltd.	826,402	434,308
*Chain Qui Development Co., Ltd.	226,083	218,554
*Champion Building Materials Co., Ltd.	560,991	420,104
*Charoen Pokphand Enterprises Co., Ltd.	351,000	168,907
*Cheng Loong Corp.	1,760,330	695,090
*Cheng Uei Precision Industry Co., Ltd.	475,000	916,740
*Chenming Mold Industrial Corp.	276,437	227,859
*Chia Hsin Cement Corp.	1,068,304	514,224
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	206,711	545,516
*Chilisin Electronics Corp.	207,535	211,060
*China Chemical & Pharmaceutical Co.	408,000	271,634
China Ecotek Corp.	170,000	281,149
*China Electric Manufacturing Co., Ltd.	694,900	612,835
*China General Plastics Corp.	665,000	265,697
*China Glaze Co., Ltd.	329,423	269,865
China Hi-Ment Corp.	308,348	403,222
*China Life Insurance Co., Ltd.	1,837,029	1,453,868
*China Man-Made Fiber Co., Ltd.	2,399,879	670,020
*China Metal Products Co., Ltd.	426,181	600,205
*China Motor Co., Ltd.	469,000	332,452
*China Petrochemical Development Corp.	1,449,000	720,910
*China Rebar Co., Ltd.	55,174	—
*China Steel Chemical Corp.	412,554	1,253,450
*China Steel Structure Co., Ltd.	232,000	174,131

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Synthetic Rubber Corp.	852,563	$912,614
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	197,186
*Chinese Maritime Transport, Ltd.	422,850	1,103,399
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	92,800
*Chin-Poon Industrial Co., Ltd.	559,207	436,763
*Chipbond Technology Corp.	25,000	39,458
*Chong Hong Construction Co.	229,000	471,827
*Chou Chin Industrial Co., Ltd.	825	—
Chroma Ate, Inc.	581,380	1,244,233
*Chun Yu Works & Co., Ltd.	469,000	161,457
*Chun Yuan Steel Industrial Co., Ltd.	1,046,536	451,803
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	430,975
*Chung Hung Steel Corp.	1,291,000	657,281
*Chung Hwa Pulp Corp.	843,594	429,943
*Clevo Co.	344,000	751,494
*CMC Magnetics Corp.	3,059,000	858,981
*Collins Co., Ltd.	462,700	229,477
Compal Communications, Inc.	535,000	566,882
*Compeq Manufacturing Co., Ltd.	2,207,000	662,290
*Continental Holdings Corp.	1,297,067	488,397
*Cosmo Electronics Corp.	207,900	204,884
*Cosmos Bank Taiwan	262,740	57,849
CTCI Corp.	950,013	1,014,351
CX Technology Co., Ltd.	62,368	25,302
*Cyberlink Corp.	103,000	474,809
Cybertan Technology, Inc.	440,779	604,965
*Da-Cin Construction Co., Ltd.	482,711	287,116
*Darfon Electronics Corp.	234,000	333,516
*De Licacy Industries Co., Ltd.	70,000	24,590
*Delpha Construction Co., Ltd.	357,265	164,324
Delta Electronics, Inc.	305,891	1,013,953
*Der Pao Construction Co., Ltd.	476,000	12,455
*Diamond Flower Electric Instrument Co., Ltd.	203,524	244,794
*D-Link Corp.	923,665	888,767
*Dynamic Electronics Co., Ltd.	232,000	241,770
*Eastern Media International Corp.	2,366,337	656,566
*Eclat Textile Co., Ltd.	240,919	156,248
*Edom Technology Co., Ltd.	238,776	138,681
Elan Microelectronics Corp.	614,715	990,914
*E-Lead Electronic Co., Ltd.	82,942	61,039
*E-LIFE MALL Corp., Ltd.	22,000	37,086
*Elite Advanced Laser Corp.	64,000	144,297
*Elite Material Co., Ltd.	342,129	383,497
Elite Semiconductor Memory Technology, Inc.	230,200	491,714
*Elitegroup Computer Systems Co., Ltd.	456,182	189,003
*Enlight Corp.	149,899	5,596
*EnTie Commercial Bank	293,603	95,248
Eternal Chemical Co., Ltd.	510,290	540,762
*Everest Textile Co., Ltd.	830,562	174,687
*Everfocus Electronics Corp.	64,000	50,175
*Evergreen International Storage & Transport Corp.	1,691,000	1,391,170
*Everlight Chemical Industrial Corp.	655,000	618,599
*Everspring Industry Co.	139,000	54,987
*Evertop Wire Cable Corp.	45,461	10,763
Excel Cell Electronics Co., Ltd.	143,000	78,547
Far Eastern Department Stores Co., Ltd.	821,000	732,809
*Far Eastern International Bank	992,724	322,534
*Faraday Technology Corp.	235,000	412,277
*Federal Corp.	742,244	552,515
Feng Hsin Iron & Steel Co., Ltd.	446,100	741,881

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Feng Tay Enterprise Co., Ltd.	791,561	$859,472
*FIC Global, Inc.	27,289	3,475
*First Copper Technology Co., Ltd.	703,000	335,635
*First Hotel	424,955	342,334
*First Insurance Co., Ltd. (The)	531,179	218,825
*First Steamship Co., Ltd.	335,200	582,600
*FLEXium Interconnect, Inc.	128,000	183,676
Flytech Technology Co., Ltd.	123,750	354,089
*Forhouse Corp.	324,000	418,478
*Formosa Advanced Technologies Co., Ltd.	74,000	119,617
Formosa Epitaxy, Inc.	280,758	421,952
Formosa International Hotels Corp.	17,000	199,674
*Formosan Rubber Group, Inc.	841,000	709,974
Fortune Electric Co., Ltd.	478,170	402,794
*Fu I Industrial Co., Ltd.	97,900	27,205
*Fullerton Technology Co., Ltd.	79,000	93,258
*Fwuson Industry Co., Ltd.	466,590	183,613
*G Shank Enterprise Co., Ltd.	335,013	320,678
*G.T.M. Corp.	338,000	217,158
Gem Terminal Industries Co., Ltd.	302,386	286,145
*Gemtek Technology Corp.	257,000	408,850
*General Plastic Industrial Co., Ltd.	26,000	38,830
*GeoVision, Inc.	34,000	137,144
*Getac Technology Corp.	679,360	520,805
Giant Manufacture Co., Ltd.	633,993	1,915,660
*Giantplus Technology Co., Ltd.	155,000	86,518
*Giga Solution Tech Co., Ltd.	69,000	51,859
*Giga Storage Corp.	69,000	92,497
*Giga-Byte Technology Co., Ltd.	1,390,800	1,537,170
*Global Mixed Mode Technology, Inc.	76,000	405,729
*Global Unichip Corp.	51,000	234,945
*Globe Union Industrial Corp.	426,944	510,898
Gold Circuit Electronics, Ltd.	864,227	324,350
*Goldsun Development & Construction Co., Ltd.	2,335,579	989,242
*Good Will Instrument Co., Ltd.	141,120	110,085
*Grand Pacific Petrochemical Corp.	1,130,000	534,072
Grape King, Inc.	183,000	257,821
*Great China Metal Industry Co., Ltd.	462,000	338,217
Great Taipei Gas Co., Ltd.	846,000	483,695
*Great Wall Enterprise Co., Ltd.	791,691	793,637
Greatek Co., Ltd.	853,620	943,298
*Hannstar Board Corp.	56,000	50,685
*HannStar Display Corp.	516,000	106,209
Hanpin Co., Ltd.	151,000	74,422
*Harvatek Corp.	137,000	167,381
*Hey Song Corp.	765,000	637,655
Highwealth Construction Corp.	1,037,871	1,691,318
*Hitron Technologies, Inc.	177,659	109,630
*Ho Tung Holding Corp.	1,003,817	540,092
*Hocheng Corp.	542,700	189,745
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	212,047
*Holtek Semiconductor, Inc.	158,000	240,503
*Hong Tai Electric Industrial Co., Ltd.	567,000	246,927
*Hong Yi Fiber Industry Co., Ltd.	158,320	63,076
*Honmyue Enterprise Co., Ltd.	139,080	39,426
*Hsin Kuang Steel Co., Ltd.	399,442	416,539
*Hsing Ta Cement Co., Ltd.	620,000	198,814
*Hua Eng Wire & Cable Co., Ltd.	988,565	369,664
*Huaku Development Co., Ltd.	266,000	724,436
*Huang Hsiang Construction Co.	204,800	365,520
*Hung Ching Development & Construction Co., Ltd.	449,000	286,949

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Hung Poo Construction Corp.	490,658	$649,425
*Hung Sheng Construction Co., Ltd.	128,000	74,453
*Hwa Fong Rubber Co., Ltd.	471,670	205,042
*Ichia Technologies, Inc.	283,000	145,945
*I-Chiun Precision Industry Co., Ltd.	258,313	434,559
*ICP Electronics, Inc.	126,000	158,007
Infortrend Technology, Inc.	439,163	651,700
*Inventec Appliances Corp.	227,000	201,716
*I-Sheng Electric Wire & Cable Co., Ltd.	32,000	60,075
ITE Technology, Inc.	191,408	339,660
*Jean Co., Ltd.	127,000	66,018
*Jenn Feng New Energy Co., Ltd.	127,000	155,343
*Jess-Link Products Co., Ltd.	111,000	410,261
Johnson Health Tech Co., Ltd.	17,000	26,467
*Jui Li Enterprise Co., Ltd.	346,080	103,885
*K Laser Technology, Inc.	295,693	209,653
*Kang Na Hsiung Co., Ltd.	305,020	204,384
*Kao Hsing Chang Iron & Steel Corp.	784,000	240,006
*Kaulin Manufacturing Co., Ltd.	274,330	214,950
*Kee Tai Properties Co., Ltd.	830,997	419,770
Kenda Rubber Industrial Co., Ltd.	831,751	890,456
*King Core Electronics, Inc.	31,000	37,167
*King Slide Works Co., Ltd.	51,000	298,270
*King Yuan Electronics Co., Ltd.	2,116,979	1,002,265
*Kingdom Construction Co., Ltd.	889,000	676,657
*King’s Town Bank	1,795,701	514,866
*King’s Town Construction Co., Ltd.	545,359	521,189
*Kinpo Electronics, Inc.	2,658,157	807,462
Kinsus Interconnect Technology Corp.	246,000	638,368
Knowledge-Yield-Excellence Systems Corp.	415,903	439,152
*KS Terminals, Inc.	32,000	38,120
Kung Long Batteries Industrial Co., Ltd.	64,000	112,117
*Kuoyang Construction Co., Ltd.	687,000	490,215
*Kwong Fong Industries Corp.	996,000	272,360
*L&K Engineering Co., Ltd.	38,000	44,856
*Lan Fa Textile Co., Ltd.	618,423	230,026
*Lead Data Co., Ltd.	494,858	123,773
Leader Electronics, Inc.	61,917	57,229
*Leadtek Research, Inc.	89,961	38,245
*Leadtrend Technology Corp.	31,000	176,434
*Lealea Enterprise Co., Ltd.	1,198,050	487,726
*Ledtech Electronics Corp.	69,000	61,101
*Lee Chang Yung Chemical Industry Corp.	1,296,618	1,638,512
*Lee Chi Enterprises Co., Ltd.	326,000	142,769
*Lelon Electronics Corp.	14,000	8,729
*Leofoo Development Co., Ltd.	507,000	288,217
Les Enphants Co., Ltd.	318,800	363,838
*Li Peng Enterprise Co., Ltd.	967,824	529,717
*Lien Hwa Industrial Corp.	1,183,783	675,928
*Lingsen Precision Industries, Ltd.	506,506	318,843
*LITE-ON IT Corp.	308,000	334,445
*Lite-On Semiconductor Corp.	276,000	190,771
*Long Bon International Co., Ltd.	797,945	401,490
*Long Chen Paper Co., Ltd.	1,073,674	378,153
*Lotes Co., Ltd.	49,996	333,787
*Lucky Cement Corp.	620,000	160,656
*Lumax International Corp., Ltd.	54,100	100,590
Makalot Industrial Co., Ltd.	237,202	545,738
*Marketech International Corp.	80,000	43,055
*Masterlink Securities Corp.	851,000	337,925
*Maxtek Technology Co., Ltd.	45,000	66,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Mayer Steel Pipe Corp.	282,160	$217,805
*Maywufa Co., Ltd.	67,632	37,312
*Meiloon Co., Ltd.	399,053	165,108
*Mercuries & Associates, Ltd.	987,477	506,107
Merida Industry Co., Ltd.	432,170	662,623
*Merry Electronics Co., Ltd.	52,363	99,987
*Microelectronics Technology, Inc.	672,315	428,839
*Micro-Star International Co., Ltd.	1,802,075	1,118,462
Min Aik Technology Co., Ltd.	224,316	390,167
*Mirle Automation Corp.	250,568	252,154
*Mitac International Corp.	1,149,000	533,566
*Mobiletron Electronics Co., Ltd.	135,000	113,839
*Mosel Vitelic, Inc.	420,000	196,367
*Mospec Seminconductor Corp.	117,000	71,506
*Mustek Systems, Inc.	129,119	32,874
Nak Sealing Technologies Corp.	121,954	178,320
*Namchow Chemical Industrial Co., Ltd.	473,000	659,105
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,438,021
*Nantex Industry Co., Ltd.	455,134	325,345
National Petroleum Co., Ltd.	455,824	523,530
*New Asia Construction & Development Co., Ltd.	133,618	30,608
*Ocean Plastics Co., Ltd.	342,200	244,068
*Optimax Technology Corp.	674	68
Opto Tech Corp.	789,886	627,572
*Orient Semiconductor Electronics, Ltd.	466,000	144,880
*Oriental Union Chemical Corp.	1,095,788	947,674
*Orise Technology Co., Ltd.	44,000	81,188
*Pacific Construction Co., Ltd.	1,054,000	173,309
*Pan Jit International, Inc.	463,318	462,377
Pan-International Industrial Corp.	468,088	784,617
*Paragon Technologies Co., Ltd.	60,000	170,822
PC Home Online	49,000	127,309
*Phihong Technology Co., Ltd.	585,001	636,519
*Phytohealth Corp.	34,000	55,654
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	461,139
*Plotech Co., Ltd.	16,000	12,032
*Polaris Securities Co., Ltd.	793,000	395,367
*Polytronics Technology Corp.	57,000	121,187
*Potrans Electrical Corp.	228,000	31,721
*Power Quotient International Co., Ltd.	180,000	160,613
*Precision Silicon Corp.	82,000	86,001
*President Securities Corp.	774,000	465,241
*Prince Housing & Development Corp.	1,616,398	739,309
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	29,818
*Promate Electronic Co., Ltd.	97,000	82,691
Promise Technology, Inc.	232,309	180,773
*Protop Technology Co., Ltd.	192,000	1,287
*Qisda Corp.	1,161,000	686,298
*Quintain Steel Co., Ltd.	459,750	153,308
*Radiant Opto-Electronics Corp.	345,000	520,632
*Radium Life Tech Corp.	947,736	841,590
*Ralec Electronic Corp.	92,404	215,131
*Ralink Technology Corp.	48,000	223,984
*Rectron, Ltd.	178	45
*Rexon Industrial Corp., Ltd.	469,000	178,772
*Ritek Corp.	5,135,387	1,382,556
Ruentex Development Co., Ltd.	886,000	1,447,871
*Ruentex Industries, Ltd.	413,000	1,009,093
*Sainfoin Technology Corp.	131,260	—

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sampo Corp.	1,721,124	$277,558
San Fang Chemical Industry Co., Ltd.	316,522	393,283
*Sanyang Industrial Co., Ltd.	1,402,046	578,938
*Sanyo Electric Co., Ltd.	503,000	489,069
SDI Corp.	274,000	465,908
Senao International Co., Ltd.	375,541	593,611
*Sheng Yu Steel Co., Ltd.	552,980	412,490
*ShenMao Technology, Inc.	19,000	36,562
*Shih Wei Navigation Co., Ltd.	174,598	238,593
*Shihlin Electric & Engineering Corp.	895,000	1,083,382
*Shihlin Paper Corp.	418,000	939,714
Shin Shin Co., Ltd.	49,000	38,185
*Shin Zu Shing Co., Ltd.	123,000	479,402
*Shining Building Business Co., Ltd.	179,000	188,969
*Shinkong Co., Ltd.	542,131	532,393
*Shinkong Synthetic Fibers Co., Ltd.	2,321,961	949,179
*Shuttle, Inc.	290,152	246,612
*Sigurd Microelectronics Corp.	424,974	346,002
*Silicon Integrated Systems Corp.	1,023,820	665,302
Silitech Technology Corp.	247,650	880,391
*Sinbon Electronics Co., Ltd.	35,000	27,571
*Sincere Navigation Corp.	170,786	220,836
*Sinkang Industries Co., Ltd.	259,805	185,446
*Sinkong Textile Co., Ltd.	469,542	566,993
*Sinon Corp.	556,510	245,708
*Sintek Photronics Corp.	1,271,130	823,348
Sinyi Realty Co., Ltd.	317,474	623,430
Sitronix Technology Corp.	94,000	174,377
*Siward Crystal Technology Co., Ltd.	201,013	93,622
*Solomon Technology Corp.	281,138	132,732
*Sonix Technology Co., Ltd.	161,000	402,858
*South East Soda Manufacturing Co., Ltd.	279,250	285,736
*Southeast Cement Co., Ltd.	899,700	339,752
*SPI Electronic Co., Ltd.	281,556	374,984
*Spirox Corp.	115,000	107,429
*Springsoft, Inc.	223,000	233,501
*Standard Chemical & Pharmaceutical Co., Ltd.	212,684	187,959
Standard Foods Taiwan, Ltd.	533,655	1,148,271
*Star Travel Taiwan Co., Ltd.	194,785	158,933
*Stark Technology, Inc.	226,860	229,365
*Sunonwealth Electric Machine Industry Co., Ltd.	339,486	288,475
*Sunplus Technology Co., Ltd.	517,000	476,822
Sunrex Technology Corp.	612,736	673,136
*Supreme Electronics Co., Ltd.	53,000	48,238
*Syscom Computer Engineering Co.	30,000	16,916
*Sysware Systex Corp.	261,388	396,621
*T JOIN Transportation Co., Ltd.	802,000	607,087
*Ta Chen Stainless Pipe Co., Ltd.	30,197	22,466
*Ta Chong Bank, Ltd.	3,172,212	652,332
*Ta Ya Electric Wire & Cable Co., Ltd.	884,858	259,599
*Ta Yih Industrial Co., Ltd.	194,000	363,143
*Tah Hsin Industrial Corp.	447,000	324,623
*Ta-I Technology Co., Ltd.	241,945	317,095
*Taichung Commercial Bank	2,300,841	621,671
*Tainan Enterprises Co., Ltd.	263,370	317,457
*Tainan Spinning Co., Ltd.	2,480,000	1,091,072
*Taisun Enterprise Co., Ltd.	542,000	219,778
*Taita Chemical Co., Ltd.	452,170	182,409
Taiwan Acceptance Corp.	229,480	291,338
*Taiwan Business Bank	2,412,000	645,918
*Taiwan Cogeneration Corp.	431,000	236,620

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taiwan Fire & Marine Insurance Co., Ltd.	529,602	$468,468
*Taiwan Flourescent Lamp Co., Ltd.	176,000	16,736
Taiwan Hon Chuan Enterprise Co., Ltd.	337,311	650,765
*Taiwan International Securities Corp.	24,000	7,865
*Taiwan Kai Yih Industrial Co., Ltd.	242,396	257,126
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Life Insurance Co., Ltd.	720,816	892,224
Taiwan Line Tek Electronic Co., Ltd.	77,214	122,811
*Taiwan Mask Corp.	528,720	213,282
*Taiwan Nano Electro-Optical Technology Co., Ltd.	140,000	111,976
Taiwan Navigation Co., Ltd.	557,777	727,858
*Taiwan Paiho Co., Ltd.	438,253	397,448
*Taiwan Pulp & Paper Corp.	618,000	248,998
*Taiwan Sakura Corp.	423,437	313,722
Taiwan Secom Co., Ltd.	710,332	1,150,354
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	405,210
*Taiwan Styrene Monomer Corp.	987,303	485,423
*Taiwan Tea Corp.	904,897	507,167
*Taiyen Biotech Co., Ltd.	438,000	277,689
*Teco Electric & Machinery Co., Ltd.	684,000	303,529
*Tecom, Ltd.	447,114	158,377
Ten Ren Tea Co., Ltd.	123,980	186,932
*Test Research, Inc.	125,000	182,660
*Test-Rite International Co., Ltd.	794,438	470,233
Thinking Electronic Industrial Co., Ltd.	184,204	312,302
*Thye Ming Industrial Co., Ltd.	267,015	376,425
*Ton Yi Industrial Corp.	2,487,280	1,074,918
*Tong Hsing Electronic Industries, Ltd.	98,000	346,645
*Tong Yang Industry Co., Ltd.	400,000	701,322
*Topco Scientific Co., Ltd.	145,000	189,697
*Tsann Kuen Enterprise Co., Ltd.	129,856	308,087
TSRC Corp.	528,000	761,857
TTET Union Corp.	264,000	345,279
Tung Ho Steel Enterprise Corp.	404,000	435,492
*Twinhead International Corp.	500	82
*TXC Corp.	370,000	610,182
*TYC Brother Industrial Co., Ltd.	506,910	389,453
*Tycoons Group Enterprise Co., Ltd.	719,000	161,373
*Tyntek Corp.	478,621	387,343
*Tze Shin International Co., Ltd.	329,558	158,688
*Uniform Industrial Corp.	88,823	71,309
*Unimicron Technology Corp.	90,372	135,775
*Union Bank of Taiwan	3,105,488	580,765
*Union Insurance Co., Ltd.	70,129	48,014
*Unitech Electronics Co., Ltd.	250,804	163,624
*Unitech Printed Circuit Board Corp.	660,303	253,177
*United Integration Service Co., Ltd.	446,439	433,889
*Unity Opto Technology Co., Ltd.	210,000	428,248
*Universal Cement Corp.	944,191	468,070
*Universal, Inc.	126,690	97,316
*UPC Technology Corp.	1,364,071	870,911
*USI Corp.	1,203,000	888,785
*Ve Wong Corp.	326,550	261,602
*Veutron Corp.	145,000	18,368
*Visual Photonics Epitacy Co., Ltd.	194,266	493,361
*Wah Lee Industrial Corp.	162,000	243,385
*Walsin Lihwa Corp.	470,000	205,557
*Walsin Technology Corp., Ltd.	1,100,544	709,463
*Walton Advanced Engineering, Inc.	178,000	93,715
*Wan Hwa Enterprise Co., Ltd.	484,099	253,935
*Waterland Financial Holdings	3,648,021	1,165,449

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Wei Chih Steel Industrial Co., Ltd.	433,000	$129,041
*Wei Chuan Food Corp.	737,000	859,283
*Weikeng Industrial Co., Ltd.	87,000	64,194
*Wellypower Optronics Corp.	33,000	35,625
*Weltrend Semiconductor, Inc.	374,833	297,822
*Winbond Electronics Corp.	1,088,000	313,295
*Wintek Corp.	888,000	739,342
*Wistron NeWeb Corp.	313,202	561,047
*WPG Holdings Co., Ltd.	122,904	252,275
*WT Microelectronics Co., Ltd.	182,000	224,811
*WUS Printed Circuit Co., Ltd.	94,000	41,380
*Yageo Corp.	4,968,000	2,381,717
*Yang Ming Marine Transport Corp.	452,000	184,784
*Yeung Cyang Industrial Co., Ltd.	509,170	426,995
*Yieh Phui Enterprise Co., Ltd.	2,488,568	989,758
*Yosun Industrial Corp.	543,269	893,756
*Young Optics, Inc.	28,000	247,882
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	1,183,336
*Yulon Nissan Motor Co., Ltd.	157,000	474,627
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	399,873
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	452,503
*Yung Tay Engineering Co., Ltd.	729,000	676,909
*Zenitron Corp.	145,000	104,638
*Zig Sheng Industrial Co., Ltd.	809,759	426,751
Zinwell Corp.	452,586	761,015
*Zippy Technology Corp.	217,948	181,986
*Zyxel Communication Corp.	974,430	674,244

TOTAL TAIWAN		177,326,860

THAILAND — (2.3%)
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	132,128
Amata Corp. PCL (Foreign)	1,818,700	382,233
*Apex Development PCL (Foreign)	3,536	2,354
*Asian Property Development PCL (Foreign)	521,300	82,171
Asian Property Development PCL (Foreign) NVDR	2,158,000	340,158
Bangchak Petroleum PCL (Foreign)	1,043,600	448,340
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	217,990
Bangkok Chain Hospital PCL (Foreign)	2,918,125	455,464
Bangkok Dusit Medical Services PCL (Foreign)	1,361,700	1,047,947
*Bangkok Expressway PCL (Foreign)	1,170,400	683,683
*Bangkok First Investment & Trust PCL (Foreign)	681,700	83,013
Bangkok Insurance PCL (Foreign)	127,101	785,665
*Bangkok Land PCL (Foreign) NVDR	21,859,870	337,813
*Bangkok Metro PCL (Foreign)	1,877,000	41,189
*Bangkok Rubber PCL (Foreign)	14,600	1,119
*Big C Supercenter PCL (Foreign)	122,900	173,781
Bumrungrad Hospital PCL (Foreign)	535,200	496,245
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	361,103
*Central Paper Industry PCL (Foreign)	20	1,298
*Central Plaza Hotel PCL (Foreign)	1,271,800	150,942
Ch. Karnchang PCL (Foreign)	1,749,300	286,549
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	73,456
*Country Group Securities PCL (Foreign)	3,412,578	91,761
Delta Electronics (Thailand) PCL (Foreign)	867,000	578,804
Dynasty Ceramic PCL (Foreign)	777,200	936,820
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	308,616
Electricity Generating PCL (Foreign)	7,800	19,226
*Erawan Group PCL (Foreign)	4,046,270	270,127
*G J Steel PCL (Foreign)	30,476,500	178,969
*G Steel PCL (Foreign)	7,428,200	94,130
*GFPT Public Co., Ltd. PCL(Foreign)	108,500	228,033

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
GMM Grammy PCL (Foreign)	928,000	$387,204
Hana Microelectronics PCL (Foreign)	1,281,796	942,876
Hermraj Land & Development PCL (Foreign)	6,110,100	169,961
Home Product Center PCL (Foreign)	6,381,093	1,064,995
*ICC International PCL (Foreign)	204,600	256,106
Indorama Polymers PCL (Foreign)	833,100	205,990
*Italian-Thai Development PCL (Foreign) NVDR	5,391,730	439,937
*ITV PCL (Foreign)	2,785,600	90,400
*Jasmine International PCL (Foreign)	2,110,700	28,051
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	394,552
Kiatnakin Bank PCL (Foreign) NVDR	764,800	632,310
Kim Eng Securities Thailand PCL (Foreign)	367,600	126,112
*Krungthai Card PCL (Foreign)	425,800	128,312
L.P.N. Development PCL (Foreign)	1,475,000	296,322
*Laguna Resorts & Hotels PCL (Foreign)	80,500	97,655
Lanna Resources PCL (Foreign)	548,800	267,997
*Loxley PCL (Foreign)	3,228,020	150,651
Major Cineplex Group PCL (Foreign)	1,494,300	397,187
*MBK Development PCL (Foreign)	330,900	761,924
MCOT PCL (Foreign)	1,092,200	783,157
Minor International PCL (Foreign)	3	1
Muang Thai Insurance PCL (Foreign)	19,588	32,238
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	71,395
*Nation Multimedia Group PCL (Foreign)	106,259	15,764
Padaeng Industry PCL (Foreign) NVDR	504,700	365,013
Patum Rice Mill & Granary PCL (Foreign)	5,500	10,029
Polyplex PCL (Foreign)	1,057,800	217,412
Precious Shipping PCL (Foreign)	1,165,600	670,071
Preuksa Real Estate PCL (Foreign)	2,484,000	1,113,213
Property Perfect PCL (Foreign)	1,745,800	206,118
Quality Houses PCL (Foreign)	11,876,300	785,513
*Regional Container Lines PCL (Foreign)	1,112,300	429,725
Robinson Department Store PCL (Foreign)	1,875,025	730,191
Rojana Industrial Park PCL (Foreign)	1,122,800	303,647
*Saha Pathana Inter-Holding PCL (Foreign)	350,000	183,897
Saha-Union PCL (Foreign)	538,400	392,713
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	1,136,840
Samart Corporation PCL (Foreign)	1,676,200	277,165
Samart I-Mobile PCL (Foreign)	8,442,100	461,830
Sansiri PCL (Foreign)	2,621,166	366,177
SC Asset Corp. PCL (Foreign)	580,100	188,257
SE-Education PCL (Foreign)	138,900	38,852
Serm Suk PCL (Foreign)	10,000	8,886
*Shinawatra Satellite PCL (Foreign)	1,159,700	177,781
Siam Future Development PCL (Foreign)	440,000	41,885
Siam Makro PCL (Foreign)	355,600	1,082,571
Siamgas & Petrochemicals PCL (Foreign)	413,500	113,743
Sino-Thai Engineering & Construction PCL (Foreign)	1,026,000	166,481
Sri Trang Agro Industry PCL (Foreign)	370,998	541,791
STP & I Public Co., Ltd. PCL (Foreign)	186,900	84,338
*Supalai PCL (Foreign)	2,640,533	603,923
*Tata Steel (Thailand) PCL (Foreign)	8,945,300	486,593
Thai Carbon Black PCL (Foreign)	87,900	74,710
*Thai Plastic & Chemicals PCL (Foreign)	1,357,900	751,241
Thai Reinsurance PCL (Foreign)	1,484,700	263,855
*Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	516,631
Thai Union Frozen Products PCL (Foreign)	990,200	1,162,961
Thai Vegetable Oil PCL (Foreign)	1,087,875	561,506
*Thai Wacoal PCL (Foreign)	78,000	101,252
*Thanachart Capital PCL (Foreign)	2,034,100	1,427,108
Thoresen Thai Agencies PCL (Foreign)	910,300	663,980

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Ticon Industrial Connection PCL (Foreign)	1,026,600	$299,841
*Tipco Asphalt PCL (Foreign)	306,190	331,221
TIPCO Foods (Thailand) PCL (Foreign)	642,282	83,772
*Tisco Financial Group PCL (Foreign)	655,900	527,072
TPI Polene PCL (Foreign)	1,094,760	277,454
*True Corp. PCL (Foreign)	7,963,000	669,429
*Tycoons Worldwide Group PCL (Foreign)	804,700	123,360
Univanich Palm Oil PCL (Foreign)	30,000	73,250
Univentures PCL (Foreign)	1,801,100	114,674
*Vanachai Group PCL (Foreign)	2,463,066	313,640
*Vinythai PCL (Foreign)	2,273,034	540,948

TOTAL THAILAND		37,094,784

TURKEY — (3.0%)
*Acibadem Saglik Hizmetleri ve Ticares A.S.	—	3
*Adana Cimento Sanayii Ticaret A.S. Class A	131,662	488,920
*Adana Cimento Sanayii Ticaret A.S. Class C	498,056	217,350
*Advansa Sasa Polyester Sanayi A.S.	227,190	126,383
*Afyon Cimento Sanayi T.A.S.	1,584	211,753
*Ak-Al Tekstil Sanayii A.S.	—	—
*Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,382,344
*Akenerji Elektrik Uretim A.S.	80,193	216,682
*Akenerji Elektrik Uretim A.S. I-10 Shares	381,051	967,601
*Aksa Akrilik Kimya Sanayii A.S.	193,439	361,797
*Aksigorta A.S.	294,017	403,940
*Aktas Elektrik Ticaret A.S.	370	37,283
*Alarko Holding A.S.	141,895	354,602
Albaraka Turk Katilim Bankasi A.S.	460,235	890,843
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	137,999
*Alternatifbank A.S.	1	1
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	65,631	326,952
Anadolu Anonim Turk Sigorta Sirketi A.S.	522,746	490,335
*Anadolu Cam Sanayii A.S.	472,758	703,369
Anadolu Hayat Sigorta A.S.	84,165	258,403
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	5
Arcelik A.S.	123,550	547,493
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	59,494	531,100
*Ayen Enerji A.S.	133,075	274,088
Aygaz A.S.	238,026	1,042,831
Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	602,491
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	571,077
*Bati Anabolu Cimento A.S.	98,558	514,585
*Bati Soeke Cimento Sanayi A.S.	1	1
*Bolu Cimento Sanayii A.S.	239,226	331,203
*Borusan Mannesmann Boru Sanayi A.S.	29,797	339,645
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	989	104,568
*Boyner Buyuk Magazacilik A.S.	189,233	269,415
Brisa Bridgestone Sabanci Lastik San ve Tic A.S.	829	51,929
Bursa Cimento Fabrikasi A.S.	173,040	616,197
*Celebi Hava Servisi A.S.	36,194	417,683
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	—	—
*Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,296,752
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*Deva Holding A.S. (B03MR90)	115,512	258,406
*Deva Holding A.S. (B626427)	28,878	64,018
*Dogan Gazetecilik A.S.	98,158	210,395
Dogan Sirketler Grubu Holdings A.S.	2,092,041	1,563,284
*Dogan Yayin Holding A.S.	524,373	501,949
*Dogus Otomotiv Servis ve Ticaret A.S.	245,043	1,061,689
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	49,380	87,425
*Ege Plstik Ticaret ve Sanayi A.S.	1	—

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*EGE Seramik Sanayi ve Ticaret A.S.	116,858	$115,654
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,581,097
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	3,281	201,745
*Finans Fin Kirala T.A.S.	106,228	232,822
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	166,211
*Global Yatirim Holding A.S.	494,766	277,782
*Goldas Kuyumculuk Sanayi A.S.	49,862	39,561
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	368,311
*Goodyear Lastikleri T.A.S.	21,850	259,972
*GSD Holding A.S.	437,230	349,017
*Gubre Fabrikalari Ticaret A.S.	42,892	360,552
*Gunes Sigorta A.S.	143,245	211,987
*Haci Omer Sabanci Holding A.S.	210,518	975,801
*Hektas Ticaret T.A.S.	16,327	12,522
*Hurriyet Gazetecilik ve Matbaacilik A.S.	528,207	583,047
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	222,574
*Ihlas Holding A.S.	658,611	312,526
*Is Yatirim Menkul Degerler A.S.	73,665	170,317
*Isiklar Yatirim Holding A.S.	91,024	124,095
*Izmir Demir Celik Sanayii A.S.	137,998	226,515
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	837,370	626,963
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	40,520	45,941
Karton Sanayi ve Ticaret A.S.	3,457	261,918
*Konya Cimento Sanayii A.S.	4,921	405,201
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	364,855
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	169,145	449,834
*Mardin Cimento Sanayii ve Ticaret A.S.	201,608	1,189,272
*Marmaris Marti Otel Isletmeleri A.S.	174,782	173,841
*Marshall Boya ve Vernik Sanayii A.S.	1	12
*Medya Holdings A.S.	15,849	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
*Mudurnu Tavukculuk A.S.	1,740	526
*Nergis Holding A.S.	1,784	4,434
*Net Holding A.S.	550,177	310,023
*Net Turizm Ticaret ve Sanayi A.S.	385,378	270,456
*Nortel Networks Netas Telekomuenikasyon A.S.	13,916	554,438
Otokar Otomotive Ve Savunma Sanayi A.S.	39,067	472,738
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	67,414	140,616
*Petkim Petrokimya Holding A.S.	198,971	1,576,643
*Pinar Entegre Et ve Un Sanayi A.S.	38,346	160,350
*Pinar Sut Mamulleri Sanayii A.S.	119,566	731,618
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,449
*Reysas Logistics	89,096	273,091
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	107,974	253,095
*Sekerbank T.A.S.	454,841	781,577
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	678,547
*Soda Sanayii A.S.	96,231	121,009
*Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	—	—
*Tat Konserve Sanayii A.S.	144,018	336,568
*TAV Havalimanlari Holding A.S.	310,085	1,513,702
*Tekfen Holding A.S.	352,699	1,260,027
*Tekstil Bankasi A.S.	245,596	200,518
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	94,425	115,050
Tofas Turk Otomobil Fabrikasi A.S.	306,405	1,284,540
*Trakya Cam Sanayii A.S.	520,826	834,517
*Turcas Petrol A.S.	144,981	537,927
*Turk Demir Dokum Fabrikalari A.S.	1	4
*Turk Ekonomi Bankasi A.S.	583,643	957,380
*Turk Sise ve Cam Fabrikalari A.S.	700,972	949,796
*Turk Traktor ve Ziraat Makineleri A.S.	25,043	208,360

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Turkiye Sinai Kalkinma Bankasi A.S.	723,264	$1,124,035
*Ulker Biskuvi Sanayi A.S.	178,732	451,187
*Uzel Makina Sanayii A.S.	156,941	82,234
*Uzel Makina Sanayii A.S. I-10 Shares	15,694	8,223
*Vakif Finansal Kiralama A.S.	1	4
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	123,866	384,571
*Vestel Elektronik Sanayi ve Ticaret A.S.	190,016	327,366
Yapi Kredi Sigorta A.S.	102,412	804,858
*Zorlu Enerji Elektrik Uretim A.S.	185,560	409,358

TOTAL TURKEY		47,265,571

TOTAL COMMON STOCKS		1,380,658,831

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
Banco Alfa de Investimento SA	3,200	12,813
Banco Cruzeiro do Sul SA	30,700	189,154
Banco do Estado do Rio Grande do Sul SA	182,764	1,406,807
Banco Mercantil do Brasil SA	6,500	43,527
*Bardella SA Industrias Mecanicas	1,100	85,114
#*Braskem SA Preferred A Sponsored ADR	301,000	4,289,250
Centrais Electricas de Santa Catarina SA	57,900	1,176,154
Cia de Transmissao de Energia Electrica Paulista SA	6,800	182,337
*Companhia de Tecidos Norte de Minas	144,942	433,596
Companhia Energetica do Ceara Coelce Series A	63,400	948,310
Companhia Paranaense de Energia-Copel Series B	118,595	2,417,953
Confab Industrial SA	497,154	1,258,437
Contax Participacoes SA	70,800	883,854
Eletropaulo Metropolita SA Preferred A	184,200	4,069,196
*Empressa Metropolitanade Aguas e Energia SA	24,000	126,334
Energisa SA	138,800	159,701
Forjas Taurus SA	181,082	596,922
Fras-Le SA	30,300	61,010
Gol Linhas Aereas Inteligentes SA	91,900	1,209,120
*Industria de Bebidas Antarctica Polar SA	23,000	34,733
*Inepar Industria e Construcoes SA	104,570	354,332
Klabin SA	1,412,700	4,413,037
Lojas Americanas SA	224,058	1,639,590
Mahle-Metal Leve SA Industria e Comercio	28,666	428,774
*Mangels Industrial SA.	14,600	79,037
Marcopolo SA	335,800	1,587,963
*Net Servicos de Comunicacao SA	400,902	4,734,945
*Net Servicos de Comunicacao SA Preferred ADR	176,445	2,073,229
Randon e Participacoes SA	319,500	1,781,076
Rasip Agro-Pastoril SA	51,000	10,856
Sao Paulo Alpargatas SA	486,000	1,722,284
Saraiva SA Livreiros Editores	54,100	1,213,807
*Schulz SA	1,800	32,101
*Sharp SA Equipamentos Eletronicos	30,200,000	347
Suzano Papel e Celullose SA	390,634	4,982,227
Ultrapar Participacoes SA	153,240	7,224,518
*Uniao de Industrias Petroquimicas SA Series B	1,321,579	539,808
Whirlpool SA	301,516	588,028

TOTAL BRAZIL		52,990,281

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	42,052

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	176,957	10,002

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Malayan United Industries Berhad A2	176,957	$9,447

TOTAL MALAYSIA		19,449

TOTAL PREFERRED STOCKS		53,051,782

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Cia de Gas de Sao Paulo SA Rights 04/29/10	144	19

CHINA — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	80,498	1,866

HONG KONG — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	1,328,222	11,975
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	35,150	10,413

TOTAL HONG KONG		22,388

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	30,375	47,726
*Kirloskar Brothers, Ltd. Rights 09/30/10	73	6

TOTAL INDIA		47,732

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	699,133	17,063

ISRAEL — (0.0%)
*Africa-Israel Investments, Ltd. Rights 05/05/10	4,349	2,127

MALAYSIA — (0.0%)
*Media Prima Berhad Warrants 12/31/14	51,673	10,628
*OSK Holdings Berhad Warrants 09/30/12	1,696	67

TOTAL MALAYSIA		10,695

SOUTH KOREA — (0.0%)
*Daiyang Metal Co., Ltd. Rights 05/14/10	13,144	7,175
*Huchems Fine Chemical Corp. Rights 05/07/10	5,872	25,960
*Samho Development Co., Ltd. Rights 05/24/10	5,717	438

TOTAL SOUTH KOREA		33,573

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	8,472,752	31,424
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	111,980	14,813
*Minor International PCL (Foreign) Warrants 2013	—	—
*Sansiri PCL (Foreign) Warrants 01/20/15	1,310,583	31,595

TOTAL THAILAND		77,832

TOTAL RIGHTS/WARRANTS		213,295

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $17,955,000 FHLMC 5.00%, 10/15/19, valued at $19,234,294) to be repurchased at $18,949,300	$18,949	18,949,000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	135,269,420	$135,269,420
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10, (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,989,823) to be repurchased at $1,950,838	$1,951	1,950,807

TOTAL SECURITIES LENDING COLLATERAL		137,220,227

TOTAL INVESTMENTS — (100.0%) (Cost $1,161,079,340)		$1,590,093,135

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.7%)
Consumer Discretionary — (18.0%)
*AC Moore Arts & Crafts, Inc.	25,417	$103,701
Acme United Corp.	1,030	11,742
*Aldila, Inc.	6,471	39,538
*Alloy, Inc.	19,256	149,234
#American Greetings Corp. Class A	70,198	1,724,063
*America’s Car-Mart, Inc.	2,770	70,164
#*AnnTaylor Stores Corp.	14,100	305,970
*ante4, Inc.	1,185	3,863
#*Arctic Cat, Inc.	21,666	319,573
*Ascent Media Corp.	971	28,664
*Audiovox Corp. Class A	23,489	218,683
#*AutoNation, Inc.	285,676	5,770,655
*Ballantyne Strong, Inc.	9,932	76,476
#Barnes & Noble, Inc.	39,682	874,591
*Beasley Broadcast Group, Inc.	9,802	57,636
*Beazer Homes USA, Inc.	36,700	241,119
bebe stores, inc.	1,900	15,656
*Benihana, Inc.	3,200	22,048
*Biglari Holdings, Inc.	3,445	1,347,856
*Bluegreen Corp.	14,775	89,684
Blyth, Inc.	4,825	278,113
Bob Evans Farms, Inc.	52,387	1,620,330
*Bon-Ton Stores, Inc. (The)	14,849	254,215
Books-A-Million, Inc.	27,100	200,540
*Boyd Gaming Corp.	20,700	262,890
#*Brookfield Homes Corp.	39,865	446,887
Brown Shoe Co., Inc.	74,175	1,394,490
Brunswick Corp.	26,049	544,424
*Build-A-Bear-Workshop, Inc.	30,090	287,660
#*Cabela’s, Inc.	109,175	1,982,618
*Cache, Inc.	19,900	135,917
*California Coastal Communities, Inc.	809	898
Callaway Golf Co.	91,170	856,086
*Canterbury Park Holding Corp.	2,755	22,123
*Carmike Cinemas, Inc.	7,689	129,021
Carnival Corp.	688,708	28,719,124
*Carriage Services, Inc.	19,056	94,708
*Cavco Industries, Inc.	8,633	338,155
CBS Corp.	22,491	364,804
CBS Corp. Class B	652,166	10,571,611
#*Charming Shoppes, Inc.	112,182	633,828
Chico’s FAS, Inc.	36,233	539,509
Christopher & Banks Corp.	56,231	550,501
Churchill Downs, Inc.	4,189	160,564
Cinemark Holdings, Inc.	35,100	640,926
#*Collective Brands, Inc.	59,190	1,388,005
Comcast Corp. Class A	3,570,978	70,491,106
Comcast Corp. Special Class A	1,432,185	26,996,687
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	17,436	166,165
#Cooper Tire & Rubber Co.	64,817	1,375,417
#*Core-Mark Holding Co., Inc.	24,894	759,765
*Craftmade International, Inc.	2,799	15,185
CSS Industries, Inc.	15,992	320,160
*Culp, Inc.	21,913	261,641
*Cybex International, Inc.	29,933	46,097
*dELiA*s, Inc.	22,143	38,750
*Delta Apparel, Inc.	7,832	131,499

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Destination Maternity Corp.	11,225	$354,710
Dillard’s, Inc.	120,300	3,378,024
#*DineEquity, Inc.	37,675	1,549,573
#*Discovery Communications, Inc. (25470F104)	115,229	4,459,362
#*Discovery Communications, Inc. (25470F203)	3,937	153,543
*Discovery Communications, Inc. (25470F302)	163,880	5,468,676
*Dixie Group, Inc.	11,800	57,820
*Dorman Products, Inc.	14,657	371,555
Dover Motorsports, Inc.	15,200	33,440
#DR Horton, Inc.	58,367	857,411
*Dress Barn, Inc. (The)	799	22,116
*Drew Industries, Inc.	30,289	776,913
#*DSW, Inc.	2,000	60,400
*Duckwall-ALCO Stores, Inc.	700	11,760
Educational Development Corp.	1,700	10,574
Ethan Allen Interiors, Inc.	20,500	414,100
*Exide Technologies	12,623	74,981
#*Federal Mogul Corp.	30,175	573,928
Finish Line, Inc. Class A	73,309	1,181,008
*Fisher Communications, Inc.	10,163	152,852
*Flanigan’s Enterprises, Inc.	865	5,795
Flexsteel Industries, Inc.	1,719	24,083
#Foot Locker, Inc.	179,433	2,754,297
Fortune Brands, Inc.	149,626	7,843,395
#Fred’s, Inc.	41,937	582,505
Frisch’s Restaurants, Inc.	600	13,146
*Full House Resorts, Inc.	700	2,184
*Furniture Brands International, Inc.	59,763	494,838
*GameTech International, Inc.	2,360	4,838
Gaming Partners International Corp.	500	3,935
*Gander Mountain Co.	42,828	219,708
Gannett Co., Inc.	31,300	532,726
#*Gaylord Entertainment Co.	43,182	1,457,392
*Genesco, Inc.	35,745	1,189,951
*G-III Apparel Group, Ltd.	19,700	563,420
*Great Wolf Resorts, Inc.	34,400	110,424
#*Group 1 Automotive, Inc.	58,700	1,822,635
*Hastings Entertainment, Inc.	1,572	9,118
#Haverty Furniture Cos., Inc.	38,589	629,001
*Heelys, Inc.	24,120	66,330
*Helen of Troy, Ltd.	64,389	1,739,147
*Hollywood Media Corp.	28,505	33,636
Hooker Furniture Corp.	13,559	213,690
#*Hot Topic, Inc.	1,540	11,766
*HSN, Inc.	60,525	1,823,618
*Iconix Brand Group, Inc.	95,450	1,647,467
*Isle of Capri Casinos, Inc.	15,000	163,350
*J. Alexander’s Corp.	9,196	41,934
J.C. Penney Co., Inc.	195,699	5,708,540
*JAKKS Pacific, Inc.	15,024	229,717
Jarden Corp.	108,050	3,470,566
*Jo-Ann Stores, Inc.	45,950	2,027,314
Johnson Controls, Inc.	3,600	120,924
*Johnson Outdoors, Inc.	12,128	154,147
Jones Apparel Group, Inc.	81,193	1,766,760
*Kenneth Cole Productions, Inc. Class A	12,374	154,180
*Kid Brands, Inc.	23,676	236,050
KSW, Inc.	446	1,619
#*K-Swiss, Inc. Class A	14,808	184,212
Lacrosse Footwear, Inc.	495	8,851
*Lakeland Industries, Inc.	11,757	103,462

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lakes Entertainment, Inc.	23,964	$53,919
#*Landry’s Restaurants, Inc.	23,900	551,851
•*Lazare Kaplan International, Inc.	12,780	31,950
Lennar Corp. Class A	163,500	3,253,650
#*Liberty Global, Inc. Class A	68,111	1,866,923
*Liberty Global, Inc. Series C	64,637	1,750,370
*Liberty Media Corp. Capital Series A	217,289	9,619,384
*Liberty Media Corp. Capital Series B	6,066	249,586
*Liberty Media Corp. Interactive Class A	882,463	13,563,456
*Liberty Media Corp. Interactive Class B	35,506	555,846
*Liberty Media-Starz Corp. Series B	1,718	98,940
#*Life Time Fitness, Inc.	27,800	1,021,928
*Lifetime Brands, Inc.	17,158	248,791
*Lithia Motors, Inc.	37,982	303,096
#*Live Nation Entertainment, Inc.	130,962	2,054,794
#*Liz Claiborne, Inc.	3,900	34,086
*Luby’s, Inc.	42,423	173,086
*M/I Homes, Inc.	37,930	591,708
Mac-Gray Corp.	13,247	154,328
Macy’s, Inc.	206,830	4,798,456
Marcus Corp.	13,932	179,026
*MarineMax, Inc.	25,977	289,644
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	155,706
*Media General, Inc.	27,100	342,815
#Men’s Wearhouse, Inc. (The)	82,560	1,950,893
Meredith Corp.	32,369	1,163,018
#*Meritage Homes Corp.	28,156	669,550
#*Modine Manufacturing Co.	42,839	600,174
#*Mohawk Industries, Inc.	98,740	6,293,688
*Morton’s Restaurant Group, Inc.	16,226	98,330
#*Movado Group, Inc.	30,500	378,505
*MTR Gaming Group, Inc.	24,135	48,994
*Multimedia Games, Inc.	34,039	155,558
*Nautilus, Inc.	23,965	81,960
*New Frontier Media, Inc.	22,735	44,788
*New York & Co., Inc.	40,902	251,138
News Corp. Class A	1,791,585	27,626,241
#News Corp. Class B	865,172	15,391,410
*O’Charley’s, Inc.	22,708	216,861
*Office Depot, Inc.	23,072	158,274
*OfficeMax, Inc.	5,000	95,000
*Orbitz Worldwide, Inc.	13,358	88,029
#*Orient-Express Hotels, Ltd.	70,348	960,250
#*Outdoor Channel Holdings, Inc.	40,604	280,574
Oxford Industries, Inc.	20,479	442,142
*Palm Harbor Homes, Inc.	1,673	4,852
#*Penske Automotive Group, Inc.	53,206	797,026
Pep Boys - Manny, Moe & Jack (The)	81,600	1,022,448
*Perry Ellis International, Inc.	28,161	679,525
Phillips-Van Heusen Corp.	52,021	3,277,843
*Pinnacle Entertainment, Inc.	94,530	1,278,991
*Pulte Group, Inc.	51,784	677,853
*Radio One, Inc.	34,176	172,247
*RC2 Corp.	17,583	323,000
*Red Lion Hotels Corp.	27,976	213,737
*Red Robin Gourmet Burgers, Inc.	41,775	1,019,728
#Regis Corp.	56,300	1,076,456
*Rent-A-Center, Inc.	50,497	1,303,833
*Retail Ventures, Inc.	80,824	874,516
*Rex Stores Corp.	4,050	69,498
RG Barry Corp.	700	7,203

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Rick’s Cabaret International, Inc.	9,575	$118,443
#*Rocky Brands, Inc.	10,229	100,551
#*Royal Caribbean Cruises, Ltd.	322,500	11,558,400
*Rubio’s Restaurants, Inc.	11,208	90,224
*Ruby Tuesday, Inc.	21,400	239,466
*Saga Communications, Inc.	6,520	179,626
#*Saks, Inc.	51,700	504,075
*Salem Communications Corp.	5,831	26,531
Scholastic Corp.	38,300	1,034,483
#*Sears Holdings Corp.	137,850	16,672,958
Service Corp. International	271,956	2,442,165
*Shiloh Industries, Inc.	25,710	209,022
*Shoe Carnival, Inc.	31,193	862,798
*Sinclair Broadcast Group, Inc. Class A	76,006	523,681
*Skechers U.S.A., Inc. Class A	49,610	1,902,544
Skyline Corp.	5,123	119,417
Spartan Motors, Inc.	16,427	101,355
Speedway Motorsports, Inc.	71,117	1,155,651
*Sport Chalet, Inc. Class A	875	2,669
#*Sport Chalet, Inc. Class B	299	1,011
Sport Supply Group, Inc.	18,708	250,874
Stage Stores, Inc.	60,550	923,388
Standard Motor Products, Inc.	26,500	282,490
*Standard Pacific Corp.	101,331	649,532
*Stanley Furniture, Inc.	12,564	124,007
*Steinway Musical Instruments, Inc.	8,034	153,931
Stewart Enterprises, Inc.	65,424	443,575
*Stoneridge, Inc.	17,667	190,627
*Strattec Security Corp.	5,556	150,123
Superior Industries International, Inc.	40,100	676,086
*Syms Corp.	5,500	50,105
Systemax, Inc.	7,773	180,567
*Tandy Brands Accessories, Inc.	10,432	42,145
*Tandy Leather Factory, Inc.	500	2,270
*Timberland Co. Class A	3,300	70,950
Time Warner Cable, Inc.	693,942	39,034,238
Time Warner, Inc.	1,534,860	50,773,169
#*Toll Brothers, Inc.	203,299	4,588,458
*Trans World Entertainment Corp.	5,781	13,470
*TRW Automotive Holdings Corp.	153,112	4,931,738
*Tuesday Morning Corp.	60,500	341,825
*Unifi, Inc.	163,482	626,136
UniFirst Corp.	14,500	708,615
#*Vail Resorts, Inc.	6,570	299,855
Walt Disney Co. (The)	1,135,556	41,833,883
Washington Post Co.	4,880	2,474,941
#*West Marine, Inc.	26,563	317,959
#Whirlpool Corp.	88,001	9,580,669
Williams-Sonoma, Inc.	11,805	339,984
Wyndham Worldwide Corp.	240,716	6,453,596

Total Consumer Discretionary		538,716,501

Consumer Staples — (6.1%)
Andersons, Inc. (The)	9,900	357,786
Archer-Daniels-Midland Co.	696,262	19,453,560
B&G Foods, Inc.	53,573	553,409
Bunge, Ltd.	101,700	5,385,015
*Cagle’s, Inc. Class A	600	3,750
CCA Industries, Inc.	8,323	46,359
*Central European Distribution Corp.	57,775	2,001,904
*Central Garden & Pet Co.	37,832	424,853

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Central Garden & Pet Co. Class A	44,862	$463,424
#*Chiquita Brands International, Inc.	70,190	1,055,658
*Constellation Brands, Inc. Class A	197,663	3,611,303
*Constellation Brands, Inc. Class B	12,715	235,227
Corn Products International, Inc.	64,392	2,318,112
*Craft Brewers Alliance, Inc.	2,546	6,365
CVS Caremark Corp.	1,366,254	50,455,760
Del Monte Foods Co.	342,870	5,122,478
Dr Pepper Snapple Group, Inc.	70,494	2,307,269
*Elizabeth Arden, Inc.	22,900	417,009
Farmer Brothers Co.	20,704	387,372
#*Great Atlantic & Pacific Tea Co.	1,900	15,295
Griffin Land & Nurseries, Inc. Class A	1,500	43,875
#*Hain Celestial Group, Inc.	63,205	1,250,195
*Harbinger Group, Inc.	3,064	20,498
*HQ Sustainable Maritime Industries, Inc.	10,070	57,298
Imperial Sugar Co.	10,122	162,256
Ingles Markets, Inc.	9,998	160,268
Inter Parfums, Inc.	3,525	60,912
J.M. Smucker Co.	97,687	5,965,745
*John B. Sanfilippo & Son, Inc.	9,100	136,773
Kraft Foods, Inc.	1,355,054	40,109,598
Mannatech, Inc.	13,238	51,099
*MGP Ingredients, Inc.	7,785	60,489
Molson Coors Brewing Co.	190,750	8,461,670
Molson Coors Brewing Co. Class A	1,908	83,141
*NBTY, Inc.	66,334	2,698,467
*Nutraceutical International Corp.	20,022	309,740
*Omega Protein Corp.	33,225	177,754
*Pantry, Inc.	14,500	229,390
*Parlux Fragrances, Inc.	556	1,145
*Physicians Formula Holdings, Inc.	947	2,860
*Prestige Brands Holdings, Inc.	116,810	1,137,729
#*Ralcorp Holdings, Inc.	44,801	2,981,507
Safeway, Inc.	317,674	7,497,106
*Seneca Foods Corp. Class B	300	9,798
#*Smart Balance, Inc.	28,450	189,192
#*Smithfield Foods, Inc.	176,173	3,301,482
Spartan Stores, Inc.	4,564	68,871
#SUPERVALU, Inc.	191,716	2,856,568
*Susser Holdings Corp.	9,700	104,469
Tasty Baking Co.	8,438	63,369
Tyson Foods, Inc. Class A	405,030	7,934,538
#Universal Corp.	18,490	957,412
#*Winn-Dixie Stores, Inc.	92,300	1,163,903

Total Consumer Staples		182,931,025

Energy — (13.2%)
Adams Resources & Energy, Inc.	6,758	127,794
*Allis-Chalmers Energy, Inc.	63,168	254,567
#Alon USA Energy, Inc.	36,500	266,815
Anadarko Petroleum Corp.	845,068	52,529,427
Apache Corp.	80,277	8,168,988
*Approach Resources, Inc.	7,782	69,649
*Atlas Energy, Inc.	6,703	241,844
*ATP Oil & Gas Corp.	38,800	708,488
*Baker Hughes, Inc.	63,448	3,157,186
*Barnwell Industries, Inc.	5,190	22,836
*Basic Energy Services, Inc.	58,596	598,265
Berry Petroleum Corp. Class A	22,717	735,349
#*Bill Barrett Corp.	18,377	626,288

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Bristow Group, Inc.	41,500	$1,606,465
*Bronco Drilling Co., Inc.	22,135	105,805
Cabot Oil & Gas Corp.	15,905	574,648
*Cal Dive International, Inc.	53,900	353,584
#*Carrizo Oil & Gas, Inc.	4,500	98,730
Chesapeake Energy Corp.	701,800	16,702,840
Chevron Corp.	127,469	10,381,075
Cimarex Energy Co.	105,300	7,168,824
*Complete Production Services, Inc.	68,227	1,029,545
ConocoPhillips	1,646,053	97,429,877
*CREDO Petroleum Corp.	278	2,697
*CVR Energy, Inc.	8,500	72,165
Delek US Holdings, Inc.	68,089	477,304
Devon Energy Corp.	18,219	1,226,685
*Double Eagle Petroleum Co.	3,969	18,853
#*Exterran Holdings, Inc.	65,289	1,903,174
General Maritime Corp.	12,382	100,418
*Geokinetics, Inc.	12,504	109,285
*GeoMet, Inc.	18,020	24,327
*GeoResources, Inc.	7,525	129,129
*Global Industries, Ltd.	15,300	102,510
*Gulfmark Offshore, Inc.	37,045	1,276,941
*Harvest Natural Resources, Inc.	32,900	290,507
*Helix Energy Solutions Group, Inc.	93,310	1,360,460
Helmerich & Payne, Inc.	81,404	3,306,630
*Hercules Offshore, Inc.	83,800	331,848
Hess Corp.	369,557	23,485,347
*HKN, Inc.	17,831	54,919
Holly Corp.	8,300	224,100
#*Hornbeck Offshore Services, Inc.	9,800	239,806
*International Coal Group, Inc.	107,351	565,740
*Key Energy Services, Inc.	56,774	616,566
Lufkin Industries, Inc.	600	51,078
Marathon Oil Corp.	856,737	27,544,095
*Mitcham Industries, Inc.	6,824	49,883
#*Nabors Industries, Ltd.	276,982	5,974,502
National-Oilwell, Inc.	453,212	19,954,924
*Natural Gas Services Group, Inc.	16,360	293,335
#*Newfield Exploration Co.	66,338	3,860,208
*Newpark Resources, Inc.	101,220	676,150
Noble Energy, Inc.	59,044	4,510,962
#*Oil States International, Inc.	46,600	2,251,246
*OMNI Energy Services Corp.	1,000	3,320
#Overseas Shipholding Group, Inc.	31,709	1,587,353
*OYO Geospace Corp.	2,501	124,300
*Parker Drilling Co.	97,200	537,516
#*Patriot Coal Corp.	52,400	1,031,756
#Patterson-UTI Energy, Inc.	120,725	1,845,885
*Petroleum Development Corp.	12,059	282,301
*PHI, Inc. Non-Voting	23,117	480,602
*PHI, Inc. Voting	200	4,214
*Pioneer Drilling Co.	67,927	498,584
Pioneer Natural Resources Co.	164,693	10,561,762
*Plains Exploration & Production Co.	162,430	4,760,823
*Pride International, Inc.	119,278	3,617,702
*Rosetta Resources, Inc.	79,112	1,969,889
*Rowan Cos., Inc.	98,567	2,937,297
#*SEACOR Holdings, Inc.	36,653	3,085,083
*Seahawk Drilling, Inc.	4,268	71,105
Smith International, Inc.	106,785	5,100,052
Southern Union Co.	—	—

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Stone Energy Corp.	16,671	$271,737
Sunoco, Inc.	102,098	3,346,772
*Swift Energy Corp.	34,730	1,256,531
*T-3 Energy Services, Inc.	8,000	238,000
#Tesoro Petroleum Corp.	122,780	1,614,557
*Tetra Technologies, Inc.	36,718	451,264
*TGC Industries, Inc.	826	3,405
Tidewater, Inc.	42,807	2,294,883
*Union Drilling, Inc.	28,464	188,716
#*Unit Corp.	57,000	2,722,890
*USEC, Inc.	163,200	979,200
Valero Energy Corp.	625,299	12,999,966
#*Western Refining, Inc.	55,400	296,944
*Whiting Petroleum Corp.	69,755	6,300,969
#*Willbros Group, Inc.	3,700	46,435
XTO Energy, Inc.	397,536	18,890,911

Total Energy		394,447,407

Financials — (24.1%)
1st Source Corp.	47,839	915,160
21st Century Holding Co.	19,667	71,785
Abington Bancorp, Inc.	62,892	598,103
Access National Corp.	200	1,252
*Affirmative Insurance Holdings, Inc.	14,714	67,979
*Allegheny Corp.	10,757	3,196,550
Alliance Bancorp, Inc. of Pennsylvania	600	4,998
Allstate Corp. (The)	480,637	15,702,411
American Capital, Ltd.	117,520	721,573
American Equity Investment Life Holding Co.	88,700	933,124
American Financial Group, Inc.	199,200	5,862,456
*American Independence Corp.	866	4,850
American National Insurance Co.	48,061	5,294,400
*American Safety Insurance Holdings, Ltd.	12,075	195,373
#*AmeriCredit Corp.	224,750	5,380,515
Ameriprise Financial, Inc.	67,304	3,120,213
Ameris Bancorp	36,269	403,674
*AMERISAFE, Inc.	7,958	136,082
*AmeriServe Financial, Inc.	33,075	74,088
*Arch Capital Group, Ltd.	25,415	1,920,866
Argo Group International Holdings, Ltd.	34,700	1,144,753
Aspen Insurance Holdings, Ltd.	89,116	2,404,350
#*Asset Acceptance Capital Corp.	6,490	47,766
Associated Banc-Corp.	95,623	1,389,402
Assured Guaranty, Ltd.	122,989	2,650,413
Asta Funding, Inc.	6,765	52,293
#*Atlantic Coast Federal Corp.	2,955	8,126
*Avatar Holdings, Inc.	21,050	501,832
Axis Capital Holdings, Ltd.	75,173	2,343,142
#*B of I Holding, Inc.	16,455	290,102
Baldwin & Lyons, Inc.	300	7,125
Baldwin & Lyons, Inc. Class B	8,114	203,580
Bancorp Rhode Island, Inc.	384	11,009
*Bancorp, Inc.	23,675	209,997
#BancTrust Financial Group, Inc.	34,553	213,883
Bank Mutual Corp.	51,800	368,816
Bank of America Corp.	6,325,765	112,788,390
Bank of New York Mellon Corp. (The)	251,332	7,823,965
*BankAtlantic Bancorp, Inc.	45,977	120,460
BankFinancial Corp.	43,669	421,843
#Banner Corp.	13,022	73,835
#BB&T Corp.	144,480	4,802,515

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Berkshire Hills Bancorp, Inc.	22,974	$482,454
#BlackRock, Inc.	11,600	2,134,400
Boston Private Financial Holdings, Inc.	85,168	675,382
Brookline Bancorp, Inc.	23,727	260,760
*Cadence Financial Corp.	24,680	73,793
Capital City Bank Group, Inc.	14,196	249,708
Capital One Financial Corp.	501,240	21,758,828
Capital Southwest Corp.	7,359	692,114
#CapitalSource, Inc.	114,528	683,732
#*Capitol Bancorp, Ltd.	10,904	26,606
Cardinal Financial Corp.	20,986	229,797
Carver Bancorp, Inc.	600	4,956
Cascade Financial Corp.	8,571	17,228
#Cathay General Bancorp	50,900	629,633
Center Bancorp, Inc.	1,346	11,199
*Center Financial Corp.	34,528	232,719
*Central Jersey Bancorp	8,049	29,781
Centrue Financial Corp.	300	1,044
Century Bancorp, Inc. Class A	1,206	23,336
CFS Bancorp, Inc.	14,148	70,457
Chemical Financial Corp.	21,541	510,522
*Chicopee Bancorp, Inc.	1,000	12,730
Chubb Corp.	175,645	9,286,351
Cincinnati Financial Corp.	208,205	5,913,022
*Citigroup, Inc.	5,515,388	24,102,246
Citizens Community Bancorp, Inc.	10,355	44,009
Citizens South Banking Corp.	1,842	12,636
CME Group, Inc.	76,377	25,082,971
#*CNA Financial Corp.	313,566	8,817,476
*CNA Surety Corp.	59,978	1,005,831
CoBiz Financial, Inc.	37,574	268,278
Codorus Valley Bancorp, Inc.	115	983
Colony Bankcorp, Inc.	200	1,476
Columbia Banking System, Inc.	47,827	1,075,151
Comerica, Inc.	195,322	8,203,524
Community Bank System, Inc.	2,386	58,863
*Community West Bancshares	400	1,264
#*CompuCredit Holdings Corp.	79,252	474,719
#*Conseco, Inc.	60	354
*Crescent Financial Corp.	18,440	67,859
#CVB Financial Corp.	2,102	23,143
Delphi Financial Group, Inc. Class A	39,963	1,098,982
Discover Financial Services	348,682	5,390,624
Donegal Group, Inc. Class A	35,687	514,963
Donegal Group, Inc. Class B	300	5,326
#*Doral Financial Corp.	11,332	61,079
East West Bancorp, Inc.	100,365	1,966,150
Eastern Insurance Holdings, Inc.	23,326	239,091
Eastern Virginia Bankshares, Inc.	300	2,325
EMC Insurance Group, Inc.	20,727	502,837
*Encore Bancshares, Inc.	6,800	69,972
#*Encore Capital Group, Inc.	35,361	813,657
Endurance Specialty Holdings, Ltd.	76,288	2,811,213
*Enstar Group, Ltd.	900	59,508
Enterprise Bancorp, Inc.	400	4,972
Enterprise Financial Services Corp.	17,163	180,383
ESB Financial Corp.	1,000	14,300
ESSA Bancorp, Inc.	16,670	210,542
Evans Bancorp, Inc.	400	6,028
Everest Re Group, Ltd.	37,407	2,867,247
#F.N.B. Corp.	135,507	1,262,925

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Farmers Capital Bank Corp.	1,547	$13,041
#FBL Financial Group, Inc. Class A	40,435	1,044,840
Federal Agricultural Mortgage Corp.	9,309	209,639
Federal Agricultural Mortgage Corp. Class A	177	2,857
Fidelity Bancorp, Inc.	400	3,498
Fidelity National Financial, Inc.	24,362	369,815
#*Fidelity Southern Corp.	6,453	57,562
Fifth Third Bancorp	672,232	10,022,979
Financial Institutions, Inc.	4,728	76,026
*First Acceptance Corp.	39,006	77,622
First American Corp.	50,284	1,738,318
#First Bancorp (318672102)	56,576	119,941
First Bancorp (318910106)	13,802	225,111
*First Bancshares, Inc. (318687100)	400	3,450
First Bancshares, Inc. (318916103)	300	2,778
First Busey Corp.	31,748	160,327
First Business Financial Services, Inc.	300	3,000
First Citizens BancShares, Inc.	13,966	2,876,996
First Defiance Financial Corp.	10,257	138,469
#First Federal Bancshares of Arkansas, Inc.	800	2,712
*First Federal of Northern Michigan Bancorp, Inc.	1,100	1,650
First Financial Holdings, Inc.	9,823	138,701
First Financial Northwest, Inc.	26,672	172,034
First Financial Service Corp.	900	7,641
*First Horizon National Corp.	18,806	266,105
First M&F Corp.	100	452
First Merchants Corp.	25,622	223,936
First Mercury Financial Corp.	20,314	266,317
First Midwest Bancorp, Inc.	58,300	886,160
First Niagara Financial Group, Inc.	57,877	804,490
*First Pactrust Bancorp, Inc.	900	7,695
First Place Financial Corp.	21,198	107,686
First Security Group, Inc.	17,516	50,096
First South Bancorp, Inc.	2,786	38,837
#First United Corp.	500	3,325
*FirstCity Financial Corp.	5,872	42,807
Flagstone Reinsurance Holdings, Ltd.	38,533	429,643
Flushing Financial Corp.	33,320	453,485
#FNB United Corp.	20,714	36,664
#*Forest City Enterprises, Inc. Class A	22,899	353,790
*FPIC Insurance Group, Inc.	13,795	375,500
#Fulton Financial Corp.	169,790	1,782,795
German American Bancorp, Inc.	11,712	186,338
GFI Group, Inc.	13,837	95,475
Goldman Sachs Group, Inc. (The)	805	116,886
Great Southern Bancorp, Inc.	5,500	134,145
#*Greene Bancshares, Inc.	25,523	322,611
*Greenlight Capital Re, Ltd.	5,300	135,786
GS Financial Corp.	400	5,458
*Guaranty Bancorp	89,212	140,063
*Guaranty Federal Bancshares, Inc.	1,684	10,576
*Hallmark Financial Services, Inc.	27,634	323,594
Hampden Bancorp, Inc.	5,886	57,683
Hanover Insurance Group, Inc.	94,280	4,247,314
*Harris & Harris Group, Inc.	20,092	97,446
Hartford Financial Services Group, Inc.	431,694	12,333,498
HCC Insurance Holdings, Inc.	37,247	1,012,746
Heartland Financial USA, Inc.	7,912	151,198
*Heritage Commerce Corp.	24,571	135,632
*Heritage Financial Corp.	5,177	79,260
HF Financial Corp.	400	4,612

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Hilltop Holdings, Inc.	21,381	$250,799
Hingham Institution for Savings	500	18,465
*HMN Financial, Inc.	3,996	25,734
Home Federal Bancorp, Inc.	24,131	384,407
HopFed Bancorp, Inc.	4,019	53,995
Horace Mann Educators Corp.	54,928	945,311
Horizon Bancorp	300	6,600
#Huntington Bancshares, Inc.	400,935	2,714,330
Independence Holding Co.	22,770	182,388
Infinity Property & Casualty Corp.	30,533	1,408,487
*Intervest Bancshares Corp.	4,036	25,225
Invesco, Ltd.	108,700	2,499,013
*Investment Technology Group, Inc.	1,600	27,792
Investors Title Co.	1,100	35,750
Jones Lang LaSalle, Inc.	25,800	2,035,104
JPMorgan Chase & Co.	1,125,368	47,918,169
Kentucky First Federal Bancorp	2,800	27,748
KeyCorp.	682,480	6,155,970
#Lakeland Bancorp, Inc.	14,367	150,854
Landmark Bancorp, Inc.	1,620	25,936
Legacy Bancorp, Inc.	21,709	203,413
Legg Mason, Inc.	119,817	3,797,001
Lincoln National Corp.	460,953	14,100,552
LNB Bancorp, Inc.	12,489	68,565
Loews Corp.	747,772	27,847,029
*Louisiana Bancorp, Inc.	5,606	82,969
LSB Corp.	800	11,192
#M&T Bank Corp.	61,771	5,395,697
#*Macatawa Bank Corp.	20,712	40,388
*Magyar Bancorp, Inc.	500	2,270
MainSource Financial Group, Inc.	49,169	397,777
*Marlin Business Services Corp.	15,208	175,044
Marshall & Ilsley Corp.	70,160	638,456
Max Capital Group, Ltd.	48,337	1,077,915
MB Financial, Inc.	6,520	159,740
*MBIA, Inc.	337,600	3,234,208
MBT Financial Corp.	23,713	69,242
Meadowbrook Insurance Group, Inc.	106,876	844,320
Medallion Financial Corp.	24,860	198,880
#*Mercantile Bancorp, Inc.	163	522
Mercantile Bank Corp.	3,316	19,797
Mercer Insurance Group, Inc.	14,986	274,993
*Meridian Interstate Bancorp, Inc.	3,096	35,666
Meta Financial Group, Inc.	1,401	38,962
MetLife, Inc.	805,008	36,692,265
*Metro Bancorp, Inc.	1,121	15,212
*MetroCorp Bancshares, Inc.	2,300	8,096
#*MF Global Holdings, Ltd.	53,200	490,504
*MGIC Investment Corp.	30,175	314,725
MicroFinancial, Inc.	5,900	23,600
Morgan Stanley	29,160	881,215
MutualFirst Financial, Inc.	2,300	20,677
#*Nara Bancorp, Inc.	42,818	385,362
*National Financial Partners Corp.	33,400	514,026
National Penn Bancshares, Inc.	56,814	415,878
National Western Life Insurance Co. Class A	900	172,026
*Navigators Group, Inc.	5,827	233,838
Nelnet, Inc. Class A	30,100	600,796
*New Century Bancorp, Inc.	600	3,618
New Hampshire Thrift Bancshares, Inc.	2,300	25,139
New Westfield Financial, Inc.	31,596	287,524

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
New York Community Bancorp, Inc.	27,900	$459,513
NewAlliance Bancshares, Inc.	169,860	2,213,276
*NewBridge Bancorp	6,172	29,317
*Newport Bancorp, Inc.	700	8,488
*NewStar Financial, Inc.	49,175	376,680
*North Valley Bancorp	4,538	12,026
Northeast Community Bancorp, Inc.	18,190	111,141
#Northfield Bancorp, Inc.	2,770	40,885
Northrim Bancorp, Inc.	6,115	105,545
NYMAGIC, Inc.	12,875	285,825
NYSE Euronext, Inc.	206,731	6,745,633
#*Ocwen Financial Corp.	2,100	24,255
Old National Bancorp	2,000	26,820
Old Republic International Corp.	333,632	5,007,816
Old Second Bancorp, Inc.	26,916	153,960
OneBeacon Insurance Group, Ltd.	24,132	391,421
Osage Bancshares, Inc.	600	5,163
#*Pacific Mercantile Bancorp	16,756	83,612
*Pacific Premier Bancorp, Inc.	200	992
Pamrapo Bancorp, Inc.	2,200	16,742
Parkvale Financial Corp.	102	1,027
PartnerRe, Ltd.	10,478	812,883
#Patriot National Bancorp	2,700	6,075
#*Penson Worldwide, Inc.	33,200	312,080
Peoples Bancorp of North Carolina	300	2,109
Peoples Bancorp, Inc.	19,292	334,523
#*PHH Corp.	91,687	2,080,378
#*PICO Holdings, Inc.	5,724	203,488
#*Pinnacle Financial Partners, Inc.	27,599	421,713
*PMA Capital Corp.	38,457	264,200
PNC Financial Services Group, Inc.	222,505	14,954,561
Porter Bancorp, Inc.	1,654	23,404
#*Preferred Bank	9,898	19,202
Premier Financial Bancorp, Inc.	1,301	12,490
Presidential Life Corp.	23,327	274,792
Princeton National Bancorp, Inc.	1,100	9,889
*ProAssurance Corp.	10,410	634,490
Prosperity Bancshares, Inc.	33,062	1,296,692
Protective Life Corp.	75,553	1,818,561
Provident Financial Holdings, Inc.	544	3,264
Provident Financial Services, Inc.	97,245	1,281,689
Provident New York Bancorp	79,163	813,004
Prudential Financial, Inc.	335,685	21,336,139
Pulaski Financial Corp.	5,450	38,314
Radian Group, Inc.	217,050	3,079,940
Regions Financial Corp.	1,237,830	10,942,417
Reinsurance Group of America, Inc.	169,166	8,734,041
Renasant Corp.	53,507	884,471
*Republic First Bancorp, Inc.	7,211	26,897
Resource America, Inc.	19,388	114,583
*Riverview Bancorp, Inc.	17,087	60,659
Rome Bancorp, Inc.	12,761	109,745
Safety Insurance Group, Inc.	25,435	948,471
Sanders Morris Harris Group, Inc.	55,486	331,251
#Sandy Spring Bancorp, Inc.	29,829	520,516
Seabright Insurance Holdings	51,480	560,102
*Seacoast Banking Corp. of Florida	11,965	26,084
Selective Insurance Group, Inc.	82,800	1,383,588
*SI Financial Group, Inc.	6,062	38,676
Simmons First National Corp.	8,389	235,563
Somerset Hills Bancorp	4,111	36,259

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southcoast Financial Corp.	200	$756
*Southern Community Financial Corp.	29,890	82,496
*Southern First Bancshares, Inc.	900	7,425
Southwest Bancorp, Inc.	31,985	468,900
State Auto Financial Corp.	68,262	1,221,207
StellarOne Corp.	19,587	292,042
Stewart Information Services Corp.	14,703	167,320
*Stratus Properties, Inc.	3,069	34,219
Student Loan Corp.	1,100	31,064
*Sun Bancorp, Inc.	26,458	142,873
SunTrust Banks, Inc.	561,161	16,610,366
#*Superior Bancorp	5,362	18,981
Susquehanna Bancshares, Inc.	124,870	1,361,083
#*SVB Financial Group	3,400	167,382
#*Taylor Capital Group, Inc.	13,335	182,690
Teche Holding Co.	600	19,188
TF Financial Corp.	600	11,400
*Thomas Weisel Partners Group, Inc.	26,875	210,969
*Tidelands Bancshares, Inc.	400	900
Timberland Bancorp, Inc.	3,000	14,730
#TowneBank	4,300	68,929
Transatlantic Holdings, Inc.	91,903	4,570,336
Travelers Cos., Inc. (The)	721,677	36,617,891
*Tree.com, Inc.	5,129	46,674
Umpqua Holdings Corp.	89,305	1,334,217
Unico American Corp.	1,900	18,050
Union First Market Bankshares Corp.	15,866	266,231
*United America Indemnity, Ltd.	20,328	193,116
#United Bankshares, Inc.	2,100	60,984
*United Community Banks, Inc.	43,448	253,736
United Financial Bancorp, Inc.	21,275	297,424
United Fire & Casualty Co.	41,412	947,092
*United PanAm Financial Corp.	14,353	47,078
#*United Security Bancshares	346	1,625
Unitrin, Inc.	90,527	2,647,915
*Unity Bancorp, Inc.	2,925	16,058
Unum Group	530,100	12,971,547
Validus Holdings, Ltd.	74,341	1,900,899
#*Virginia Commerce Bancorp, Inc.	38,257	272,772
Washington Banking Co.	6,594	94,888
Washington Federal, Inc.	103,780	2,134,755
*Waterstone Financial, Inc.	1,300	5,018
Webster Financial Corp.	44,870	929,706
Wells Fargo & Co.	86,329	2,858,353
WesBanco, Inc.	32,117	619,216
Wesco Financial Corp.	12,560	4,760,868
West Bancorporation	19,199	156,088
West Coast Bancorp	489	1,682
#*Western Alliance Bancorp	28,882	251,273
White Mountains Insurance Group, Ltd.	18,685	6,420,166
White River Capital, Inc.	300	4,371
#Whitney Holding Corp.	61,531	842,975
Wilshire Bancorp, Inc.	11,306	122,783
#Wintrust Financial Corp.	37,295	1,391,104
*World Acceptance Corp.	3,300	116,424
WR Berkley Corp.	21,887	590,949
WSB Holdings, Inc.	100	307
Yadkin Valley Financial Corp.	16,810	76,990
Zenith National Insurance Corp.	8,000	302,560
#Zions Bancorporation	116,880	3,357,962

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*ZipRealty, Inc.	11,317	$49,795

Total Financials		721,450,933

Health Care — (5.0%)
*A.D.A.M., Inc.	7,504	28,140
*Adolor Corp.	5,304	10,343
Aetna, Inc.	486,790	14,384,644
#*Affymetrix, Inc.	8,578	59,531
*Albany Molecular Research, Inc.	35,737	285,896
*Allied Healthcare International, Inc.	65,062	182,824
*Allied Healthcare Products, Inc.	1,000	3,850
*American Dental Partners, Inc.	24,799	319,411
*AMN Healthcare Services, Inc.	7,691	70,296
*Amsurg Corp.	28,998	600,839
Analogic Corp.	9,500	454,290
*AngioDynamics, Inc.	37,093	593,488
*Anika Therapeutics, Inc.	17,185	121,154
*ARCA Biopharma, Inc.	440	2,301
#*Arena Pharmaceuticals, Inc.	6,100	19,825
Arrhythmia Research Technology, Inc.	1,200	9,540
*Assisted Living Concepts, Inc.	14,487	508,494
*BioClinica, Inc.	9,550	47,463
*BioScrip, Inc.	41,767	373,397
#*BMP Sunstone Corp.	12,854	69,026
*Boston Scientific Corp.	1,019,920	7,017,050
*Brookdale Senior Living, Inc.	85,092	1,829,478
*Cambrex Corp.	20,300	89,117
Cantel Medical Corp.	8,807	175,788
*Capital Senior Living Corp.	47,994	252,448
*Cardiac Science Corp.	16,696	26,046
Cardinal Health, Inc.	208,009	7,215,832
*CareFusion Corp.	123,039	3,393,416
*Celera Corp.	39,414	294,423
*Community Health Systems, Inc.	88,214	3,604,424
*Conmed Corp.	43,239	961,635
Cooper Cos., Inc.	52,556	2,043,903
*Coventry Health Care, Inc.	138,156	3,279,823
*Cross Country Healthcare, Inc.	35,618	356,892
*Cutera, Inc.	22,757	263,071
Daxor Corp.	545	6,104
*Digirad Corp.	26,648	58,892
#*Dynacq Healthcare, Inc.	909	2,454
#*Emeritus Corp.	279	6,250
*ev3, Inc.	6,316	120,825
*Five Star Quality Care, Inc.	21,100	62,456
*Gentiva Health Services, Inc.	28,510	817,667
#*Greatbatch, Inc.	17,658	394,480
*Health Net, Inc.	103,073	2,269,667
*HealthSpring, Inc.	86,917	1,529,739
*HealthTronics, Inc.	61,894	219,724
*Healthways, Inc.	20,167	328,520
Hill-Rom Holdings, Inc.	54,096	1,715,384
*Hologic, Inc.	288,724	5,159,498
*Humana, Inc.	144,020	6,584,594
*IntegraMed America, Inc.	3,874	33,084
Invacare Corp.	26,628	703,778
*InVentiv Health, Inc.	5,419	124,800
*Inverness Medical Innovations, Inc.	74,130	2,948,891
*Kendle International, Inc.	11,329	187,495
Kewaunee Scientific Corp.	1,631	21,513
*Kindred Healthcare, Inc.	43,118	769,225

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*King Pharmaceuticals, Inc.	426,520	$4,179,896
*LCA-Vision, Inc.	25,865	218,042
*LeMaitre Vascular, Inc.	5,200	25,688
#*LifePoint Hospitals, Inc.	82,208	3,138,701
#*Martek Biosciences Corp.	18,270	402,488
*Maxygen, Inc.	5,200	33,332
*MedCath Corp.	28,744	285,715
*Medical Action Industries, Inc.	31,829	377,810
#*MediciNova, Inc.	623	4,043
Medicis Pharmaceutical Corp. Class A	600	15,228
*MEDTOX Scientific, Inc.	13,327	170,719
*Misonix, Inc.	4,083	9,146
*Molina Healthcare, Inc.	12,070	352,082
*Nanosphere, Inc.	2,402	15,133
*National Dentex Corp.	400	6,792
*Nighthawk Radiology Holdings, Inc.	11,000	40,700
*NovaMed, Inc.	32,204	105,629
Omnicare, Inc.	197,388	5,485,413
*Osteotech, Inc.	24,810	105,442
*Palomar Medical Technologies, Inc.	5,100	64,056
*PDI, Inc.	20,276	183,903
PerkinElmer, Inc.	6,600	165,330
*Prospect Medical Holdings, Inc.	14,374	96,881
#*Psychiatric Solutions, Inc.	47,848	1,539,270
*Regeneration Technologies, Inc.	35,087	134,383
#*Res-Care, Inc.	40,983	477,042
*Sirona Dental Systems, Inc.	21,400	892,166
*Skilled Healthcare Group, Inc.	29,820	199,496
#*SonoSite, Inc.	2,287	76,660
*Spectranetics Corp.	11,878	81,008
*SRI/Surgical Express, Inc.	1,600	8,064
*Sun Healthcare Group, Inc.	26,710	238,787
*SunLink Health Systems, Inc.	1,750	4,638
*Symmetry Medical, Inc.	16,828	194,532
Teleflex, Inc.	14,551	892,267
*Theragenics Corp.	21,383	32,930
*Thermo Fisher Scientific, Inc.	456,141	25,215,474
*TomoTherapy, Inc.	25,707	100,000
#*Triple-S Management Corp.	13,854	252,143
*Universal American Corp.	85,628	1,314,390
*Viropharma, Inc.	72,554	922,887
*Vital Images, Inc.	20,078	316,831
*WellCare Health Plans, Inc.	22,500	644,175
*WellPoint, Inc.	501,340	26,972,092
Young Innovations, Inc.	2,919	73,471

Total Health Care		149,078,013

Industrials — (11.6%)
*A.T. Cross Co.	18,431	86,810
*AAR Corp.	15,400	375,452
Aceto Corp.	9,213	61,451
Aircastle, Ltd.	54,200	650,942
Alamo Group, Inc.	25,037	589,872
*Alaska Air Group, Inc.	59,445	2,461,617
Albany International Corp.	16,661	424,356
Alexander & Baldwin, Inc.	66,441	2,363,971
*Allied Defense Group, Inc.	12,470	66,590
*Allied Motion Technologies, Inc.	262	1,056
*Altra Holdings, Inc.	3,245	49,194
*Amerco, Inc.	30,877	1,928,269
American Railcar Industries, Inc.	16,364	267,551

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*American Reprographics Co.	5,977	$59,710
Ameron International Corp.	7,300	506,547
*AMREP Corp.	966	14,007
Apogee Enterprises, Inc.	25,200	346,248
Applied Industrial Technologies, Inc.	53,325	1,641,343
Arkansas Best Corp.	25,200	767,592
#*Armstrong World Industries, Inc.	94,043	4,095,573
*ATC Technology Corp.	13,041	266,558
*Atlas Air Worldwide Holdings, Inc.	2,100	116,067
#Baldor Electric Co.	19,655	754,949
Barnes Group, Inc.	42,700	888,160
Barrett Business Services, Inc.	14,200	218,680
*BE Aerospace, Inc.	16,300	484,273
#*BlueLinx Holdings, Inc.	43,341	217,138
Bowne & Co., Inc.	23,251	259,946
Briggs & Stratton Corp.	31,600	750,184
*BTU International, Inc.	1,900	11,362
#*C&D Technologies, Inc.	25,938	37,610
*CAI International, Inc.	12,599	171,472
Cascade Corp.	10,500	366,030
*Casella Waste Systems, Inc.	5,416	27,947
CDI Corp.	50,348	877,566
*CECO Environmental Corp.	9,578	50,955
*Celadon Group, Inc.	28,818	430,253
*Ceradyne, Inc.	5,800	128,760
*Champion Industries, Inc.	1,886	3,357
*Chart Industries, Inc.	3,000	68,970
Chicago Rivet & Machine Co.	300	4,866
CIRCOR International, Inc.	12,696	437,504
*Columbus McKinnon Corp.	47,311	853,017
Comfort Systems USA, Inc.	2,600	36,608
CompX International, Inc.	700	7,735
*Consolidated Graphics, Inc.	33,700	1,412,367
*Cornell Cos., Inc.	11,300	310,750
Courier Corp.	3,211	55,197
*Covenant Transportation Group, Inc.	6,518	48,233
*CPI Aerostructures, Inc.	5,826	52,143
CSX Corp.	562,627	31,535,243
Ducommun, Inc.	16,159	369,880
*Dycom Industries, Inc.	35,250	374,355
#*Eagle Bulk Shipping, Inc.	19,733	114,254
Eastern Co.	10,193	165,636
Eaton Corp.	109,451	8,445,239
Ecology & Environment, Inc. Class A	900	11,898
Encore Wire Corp.	2,148	47,707
*EnerSys, Inc.	58,639	1,517,577
Ennis, Inc.	43,200	798,768
#*EnPro Industries, Inc.	18,412	581,451
Espey Manufacturing & Electronics Corp.	1,864	35,975
*Esterline Technologies Corp.	25,194	1,405,321
*ExpressJet Holdings, Inc.	10,860	43,440
Federal Signal Corp.	31,295	252,238
FedEx Corp.	184,382	16,596,224
*Flow International Corp.	3,900	12,324
*Franklin Covey Co.	11,416	89,958
*Frozen Food Express Industries, Inc.	8,986	40,437
G & K Services, Inc. Class A	29,714	816,838
Gardner Denver Machinery, Inc.	1,519	76,390
#GATX Corp.	65,445	2,136,125
#*Genco Shipping & Trading, Ltd.	2,886	66,840
*Gencor Industries, Inc.	8,766	68,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
General Electric Co.	3,487,657	$65,777,211
*Gibraltar Industries, Inc.	53,888	809,398
*GP Strategies Corp.	19,900	160,593
Great Lakes Dredge & Dock Corp.	69,683	377,682
*Greenbrier Cos., Inc.	16,525	269,027
*Griffon Corp.	45,266	638,251
*H&E Equipment Services, Inc.	66,829	789,250
Hardinge, Inc.	20,625	206,250
Heidrick & Struggles International, Inc.	2,100	55,461
*Herley Industries, Inc.	5,800	84,970
*Hertz Global Holdings, Inc.	389,227	5,628,222
*Hoku Corp.	400	1,180
Horizon Lines, Inc.	3,300	18,051
*Hudson Highland Group, Inc.	35,619	199,823
*Hurco Cos., Inc.	8,210	159,767
*Insituform Technologies, Inc.	700	16,779
Insteel Industries, Inc.	9,933	121,779
#*Interline Brands, Inc.	74,162	1,543,311
International Shipholding Corp.	9,397	285,105
*Intersections, Inc.	34,178	182,169
#*JetBlue Airways Corp.	170,900	955,331
*Kadant, Inc.	4,057	81,181
#*Kansas City Southern	61,464	2,492,365
KBR, Inc.	52,550	1,160,304
*Kelly Services, Inc. Class A	44,445	714,676
Kennametal, Inc.	16,856	553,888
*Key Technology, Inc.	3,199	44,370
*Kforce, Inc.	12,247	170,111
Kimball International, Inc. Class B	25,521	205,189
#*Korn/Ferry International	7,500	121,575
L.S. Starrett Co. Class A	4,097	47,320
L-3 Communications Holdings, Inc.	23,933	2,239,411
*Ladish Co., Inc.	45,562	1,252,499
Lawson Products, Inc.	1,959	31,834
*Layne Christensen Co.	3,400	93,092
*LECG Corp.	26,189	87,995
*LGL Group, Inc.	400	3,140
*LMI Aerospace, Inc.	13,807	238,309
LSI Industries, Inc.	24,154	169,803
*Lydall, Inc.	14,201	114,460
*M&F Worldwide Corp.	29,869	915,784
#Manitowoc Co., Inc. (The)	516	7,229
*Manpower, Inc.	40,067	2,247,759
*Marten Transport, Ltd.	31,777	694,327
Masco Corp.	27,020	438,535
McGrath Rentcorp	8,390	218,056
*Metalico, Inc.	42,659	281,549
*MFRI, Inc.	8,800	59,752
Miller Industries, Inc.	20,010	286,143
#*Mobile Mini, Inc.	54,461	905,142
*Moog, Inc.	22,265	827,590
Mueller Industries, Inc.	15,299	453,615
Mueller Water Products, Inc.	136,335	763,476
NACCO Industries, Inc. Class A	9,765	848,969
National Technical Systems, Inc.	15,400	81,004
Norfolk Southern Corp.	399,637	23,710,463
Northrop Grumman Corp.	289,993	19,670,225
#*Northwest Pipe Co.	12,085	291,490
#*Ocean Power Technologies, Inc.	8,500	58,140
*On Assignment, Inc.	57,765	406,088
*Oshkosh Corp.	50,861	1,964,252

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Owens Corning	152,823	$5,315,184
*P.A.M. Transportation Services, Inc.	20,690	327,730
*Park-Ohio Holdings Corp.	5,647	72,677
Pentair, Inc.	23,730	858,077
*PGT, Inc.	700	2,170
*Pike Electric Corp.	3,700	39,775
*Pinnacle Airlines Corp.	13,732	100,381
*Polypore International, Inc.	5,700	100,947
Portec Rail Products, Inc.	7,637	90,269
*PowerSecure International, Inc.	22,501	253,361
Providence & Worcester Railroad Co.	1,200	15,780
R. R. Donnelley & Sons Co.	136,985	2,943,808
*RCM Technologies, Inc.	19,013	78,143
*Republic Airways Holdings, Inc.	48,800	305,488
Republic Services, Inc.	353,593	10,971,991
*Rush Enterprises, Inc. Class A	31,175	505,658
*Rush Enterprises, Inc. Class B	18,522	254,863
Ryder System, Inc.	89,844	4,179,543
*Saia, Inc.	10,800	178,956
Schawk, Inc.	51,516	976,228
#*School Specialty, Inc.	27,776	651,625
Seaboard Corp.	2,041	2,979,880
*SFN Group, Inc.	47,178	403,372
SIFCO Industries, Inc.	6,623	91,795
SkyWest, Inc.	93,838	1,405,693
*SL Industries, Inc.	300	3,165
Southwest Airlines Co.	1,077,730	14,204,481
*Sparton Corp.	3,963	23,144
#SPX Corp.	9,754	681,610
Standex International Corp.	29,500	704,165
Steelcase, Inc. Class A	85,520	702,119
Superior Uniform Group, Inc.	8,978	92,384
*Supreme Industries, Inc.	1,140	3,306
*Sypris Solutions, Inc.	10,366	46,543
TAL International Group, Inc.	27,896	725,017
*Tech/Ops Sevcon, Inc.	96	488
Technology Research Corp.	11,621	61,708
*Tecumseh Products Co. Class A	11,200	143,136
*Tecumseh Products Co. Class B	1,400	18,368
#Textainer Group Holdings, Ltd.	200	4,592
Timken Co.	73,772	2,595,299
#Titan International, Inc.	25,647	318,279
#*Titan Machinery, Inc.	5,173	74,388
Todd Shipyards Corp.	8,732	138,664
*TRC Cos., Inc.	29,513	91,490
Tredegar Industries, Inc.	40,177	685,420
*Trimas Corp.	6,336	64,437
#Trinity Industries, Inc.	85,250	2,121,872
Triumph Group, Inc.	9,936	770,636
*Tufco Technologies, Inc.	1,000	4,360
#*Tutor Perini Corp.	40,023	971,358
Twin Disc, Inc.	10,658	150,491
*U.S. Home Systems, Inc.	4,314	15,056
Union Pacific Corp.	569,682	43,102,140
*United Capital Corp.	300	7,449
#*United Rentals, Inc.	22,200	318,792
Universal Forest Products, Inc.	31,800	1,337,190
*URS Corp.	86,998	4,467,347
*USA Truck, Inc.	15,305	281,918
#*USG Corp.	40,200	948,720
*Valpey Fisher Corp.	1,464	3,294

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Versar, Inc.	6,026	$19,826
Viad Corp.	27,199	636,457
Virco Manufacturing Corp.	12,601	45,364
*Volt Information Sciences, Inc.	44,159	553,754
*Waste Services, Inc.	32,675	367,267
#Watts Water Technologies, Inc.	53,615	1,902,260
*WCA Waste Corp.	29,254	145,100
#*WESCO International, Inc.	9,056	367,855
*Willdan Group, Inc.	1,000	2,330
*Willis Lease Finance Corp.	7,300	102,492

Total Industrials		348,069,121

Information Technology — (4.9%)
*Acorn Energy, Inc.	1,230	6,937
*Actel Corp.	19,597	304,145
*ActivIdentity Corp.	70,301	205,982
Activision Blizzard, Inc.	982,162	10,882,355
*Adaptec, Inc.	166,097	513,240
*Adept Technology, Inc.	700	4,137
*Advanced Analogic Technologies, Inc.	15,762	59,896
Agilysys, Inc.	21,014	228,002
*Amtech Systems, Inc.	10,600	101,442
*Anadigics, Inc.	400	2,012
#*AOL, Inc.	51,712	1,207,992
#*Arris Group, Inc.	100,700	1,237,603
*Arrow Electronics, Inc.	182,170	5,556,185
Astro-Med, Inc.	2,626	19,958
#*ATMI, Inc.	3,100	56,203
*Aviat Networks, Inc.	45,592	296,348
*Avid Technology, Inc.	44,750	653,350
AVX Corp.	293,831	4,539,689
*Aware, Inc.	22,140	55,129
*AXT, Inc.	30,000	131,100
Bel Fuse, Inc. Class A	4,174	90,743
Bel Fuse, Inc. Class B	20,997	491,750
*Benchmark Electronics, Inc.	93,903	2,032,061
Black Box Corp.	26,600	829,654
*Brightpoint, Inc.	13,928	112,678
*Brooks Automation, Inc.	76,430	742,900
*Bsquare Corp.	5,200	13,520
*Cascade Microtech, Inc.	24,071	115,782
*Checkpoint Systems, Inc.	39,900	901,341
*Ciber, Inc.	42,600	169,122
Cognex Corp.	2,508	52,442
Cohu, Inc.	41,402	668,642
*Comarco, Inc.	5,608	14,132
Communications Systems, Inc.	12,753	163,749
*Computer Sciences Corp.	225,553	11,816,722
*Concurrent Computer Corp.	13,740	77,219
*Convergys Corp.	197,364	2,494,681
*CPI International, Inc.	19,865	266,787
*Cray, Inc.	17,673	119,469
*CSP, Inc.	2,414	8,304
CTS Corp.	34,200	359,100
*CyberOptics Corp.	9,134	101,296
*Datalink Corp.	5,600	25,200
*Dataram Corp.	11,134	26,499
*DDi Corp.	30,020	256,971
#*DealerTrack Holdings, Inc.	3,829	58,392
*Digi International, Inc.	35,811	383,536
*DSP Group, Inc.	56,748	463,631

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dynamics Research Corp.	16,586	$237,180
*Edgewater Technology, Inc.	13,603	42,985
Electro Rent Corp.	46,027	657,726
*Electro Scientific Industries, Inc.	34,300	472,311
*Electronics for Imaging, Inc.	72,920	937,022
*EMS Technologies, Inc.	1,490	23,676
*Emulex Corp.	8,000	94,000
*Endwave Corp.	15,115	45,798
*Epicor Software Corp.	100,492	922,517
*ePlus, Inc.	6,954	129,414
*Euronet Worldwide, Inc.	26,035	414,738
*Exar Corp.	44,300	327,377
#Fair Isaac Corp.	4,800	101,088
*Fairchild Semiconductor Corp. Class A	144,238	1,618,350
*Frequency Electronics, Inc.	16,953	93,920
*Gerber Scientific, Inc.	50,097	360,698
*Globecomm Systems, Inc.	41,466	323,020
*GSI Technology, Inc.	29,771	192,618
*GTSI Corp.	8,203	52,499
*Hackett Group, Inc.	54,740	153,819
*Henry Bros. Electronics, Inc.	8,085	33,957
*Hutchinson Technology, Inc.	44,671	272,046
*Hypercom Corp.	57,162	237,222
*I.D. Systems, Inc.	13,298	43,484
*IAC/InterActiveCorp	178,991	4,012,978
*Ikanos Communications, Inc.	3,682	10,420
*Imation Corp.	46,631	505,480
*infoGROUP, Inc.	28,026	224,488
*InfoSpace, Inc.	65,156	682,183
*Ingram Micro, Inc.	277,679	5,042,651
*Insight Enterprises, Inc.	25,400	381,762
*Integrated Device Technology, Inc.	10,700	70,727
*Integrated Silicon Solution, Inc.	34,977	431,266
*Internap Network Services Corp.	37,646	217,594
*International Rectifier Corp.	80,500	1,853,110
#*Internet Brands, Inc.	37,562	388,767
*Internet Capital Group, Inc.	51,999	514,270
*Interphase Corp.	4,460	11,239
*Intevac, Inc.	34,600	481,632
*IntriCon Corp.	2,835	10,206
*INX, Inc.	500	2,420
*iPass, Inc.	5,584	8,041
*IXYS Corp.	16,184	146,142
Jabil Circuit, Inc.	139,558	2,138,029
*JDS Uniphase Corp.	107,790	1,400,192
Keithley Instruments, Inc.	4,026	34,261
*KEY Tronic Corp.	15,546	98,717
Keynote Systems, Inc.	18,330	201,263
*Kopin Corp.	6,410	26,986
*KVH Industries, Inc.	9,179	138,328
#*L-1 Identity Solutions, Inc.	111,378	965,647
*Lattice Semiconductor Corp.	131,578	693,416
*Littlefuse, Inc.	2,763	116,681
*LoJack Corp.	6,590	27,546
*LookSmart, Ltd.	27,679	38,197
#*Loral Space & Communications, Inc.	33,726	1,452,242
*Mace Security International, Inc.	1,091	944
Marchex, Inc.	38,553	202,789
*Measurement Specialties, Inc.	6,568	108,175
*Mentor Graphics Corp.	40,440	363,556
*Mercury Computer Systems, Inc.	18,341	235,865

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Methode Electronics, Inc.	74,204	$823,664
#*Micron Technology, Inc.	619,016	5,787,800
*Microtune, Inc.	12,031	32,243
#*MKS Instruments, Inc.	82,222	1,864,795
*ModusLink Global Solutions, Inc.	68,955	615,768
*MoSys, Inc.	21,047	90,923
*Motorola, Inc.	1,973,711	13,954,137
#*Nanometrics, Inc.	46,005	492,254
*Newport Corp.	56,016	662,669
*Nu Horizons Electronics Corp.	18,632	67,075
*Occam Networks, Inc.	26,524	172,936
*OmniVision Technologies, Inc.	36,897	647,911
*Oplink Communications, Inc.	32,814	495,820
*Opnext, Inc.	26,356	61,937
*Optelecom-NKF, Inc.	4,229	9,642
*Optical Cable Corp.	9,195	30,068
*Orbcomm, Inc.	17,126	37,848
*PAR Technology Corp.	23,205	162,667
*PC Connection, Inc.	49,913	343,401
*PC Mall, Inc.	10,070	52,263
*PC-Tel, Inc.	49,969	325,298
*PDF Solutions, Inc.	793	3,925
*Perceptron, Inc.	4,904	23,098
*Perficient, Inc.	14,478	180,541
*Performance Technologies, Inc.	25,851	72,383
*Pericom Semiconductor Corp.	23,225	271,268
*Pervasive Software, Inc.	35,664	177,607
*Presstek, Inc.	7,000	32,340
—*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	12,400	24,180
*RadiSys Corp.	21,569	211,161
*RealNetworks, Inc.	167,359	694,540
*Reis, Inc.	15,919	95,196
Richardson Electronics, Ltd.	22,979	264,029
#*Rofin-Sinar Technologies, Inc.	11,100	294,816
#*Rovi Corp.	5,935	231,346
*Rudolph Technologies, Inc.	50,409	480,398
#*Sandisk Corp.	197,936	7,895,667
*SCM Microsystems, Inc.	18,612	28,849
*SeaChange International, Inc.	30,686	255,614
Servidyne, Inc.	7,283	24,544
#*Sigma Designs, Inc.	2,475	29,354
*Silicon Image, Inc.	29,804	110,871
#*Skyworks Solutions, Inc.	33,004	555,787
#*Smart Modular Technologies (WWH), Inc.	46,800	328,536
*SonicWALL, Inc.	103,238	1,045,801
*Spectrum Control, Inc.	20,295	282,100
*Standard Microsystems Corp.	33,319	855,632
*StarTek, Inc.	31,481	213,441
*Support.com, Inc.	58,408	254,659
Sycamore Networks, Inc.	47,495	939,926
*Symmetricom, Inc.	90,588	600,598
*Symyx Technologies, Inc.	72,692	396,171
#*SYNNEX Corp.	60,100	1,647,942
*Tech Data Corp.	85,452	3,665,891
*TechTarget, Inc.	10,800	52,380
*TechTeam Global, Inc.	19,326	119,048
Tellabs, Inc.	129,244	1,173,536
*Telular Corp.	24,670	75,490
Tessco Technologies, Inc.	9,546	242,850
TheStreet.com, Inc.	36,282	138,234

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tier Technologies, Inc.	3,839	$32,132
*Tollgrade Communications, Inc.	19,226	122,277
*Triquint Semiconductor, Inc.	57,628	434,515
*TSR, Inc.	1,300	3,276
*TTM Technologies, Inc.	62,699	680,911
*Ultra Clean Holdings, Inc.	2,816	27,794
United Online, Inc.	51,420	409,817
*UTStarcom, Inc.	154,209	439,496
*Vicon Industries, Inc.	5,787	27,835
*Video Display Corp.	600	3,012
*Virage Logic Corp.	26,728	248,036
*Virtusa Corp.	39,100	402,339
#*Vishay Intertechnology, Inc.	213,119	2,218,569
*Web.com Group, Inc.	32,423	156,603
*WPCS International, Inc.	9,161	29,224
#Xerox Corp.	769,764	8,390,428
*Zoran Corp.	82,007	797,928
*Zygo Corp.	26,305	248,582

Total Information Technology		145,343,865

Materials — (3.5%)
A. Schulman, Inc.	23,818	619,506
*A.M. Castle & Co.	38,646	530,223
Alcoa, Inc.	1,145,369	15,393,759
*American Pacific Corp.	7,647	46,647
Ashland, Inc.	112,560	6,704,074
*Boise, Inc.	23,000	158,470
*Brush Engineered Materials, Inc.	16,720	497,086
*Buckeye Technologies, Inc.	37,822	534,047
*Bway Holding Co.	9,825	194,338
Cabot Corp.	82,293	2,677,814
Carpenter Technology Corp.	2,700	106,029
#*Coeur d’Alene Mines Corp.	35,520	636,518
Commercial Metals Co.	19,325	287,556
*Continental Materials Corp.	100	1,615
*Core Molding Technologies, Inc.	2,488	13,186
Cytec Industries, Inc.	64,700	3,109,482
Dow Chemical Co. (The)	915,598	28,227,886
#*Flotek Industries, Inc.	15,089	30,631
Friedman Industries, Inc.	17,453	103,322
*Graphic Packaging Holding Co.	27,647	102,017
Haynes International, Inc.	5,600	201,096
*Headwaters, Inc.	67,190	403,140
#*Hecla Mining Co.	9,000	53,730
*Horsehead Holding Corp.	16,770	199,228
ICO, Inc.	10,649	91,262
Innophos Holdings, Inc.	18,600	529,914
*Innospec, Inc.	4,811	64,034
International Paper Co.	492,615	13,172,525
Kaiser Aluminum Corp.	27,181	1,092,404
*KapStone Paper & Packaging Corp.	31,340	404,286
KMG Chemicals, Inc.	2,795	51,540
*Kronos Worldwide, Inc.	3,219	61,161
#*Louisiana-Pacific Corp.	153,257	1,802,302
MeadWestavco Corp.	188,451	5,120,214
Minerals Technologies, Inc.	4,300	248,110
*Mod-Pac Corp.	1,091	6,251
Myers Industries, Inc.	65,520	711,547
Neenah Paper, Inc.	23,100	404,250
NL Industries, Inc.	55,718	473,046
#*Northern Technologies International Corp.	3,000	28,440

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
#Olympic Steel, Inc.	5,500	$174,790
#*OM Group, Inc.	42,299	1,596,787
P.H. Glatfelter Co.	50,000	734,500
*Penford Corp.	38,934	360,140
*PolyOne Corp.	117,993	1,334,501
Quaker Chemical Corp.	2,300	72,381
*Ready Mix, Inc.	2,439	5,561
Reliance Steel & Aluminum Co.	53,401	2,606,503
*Rock of Ages Corp.	1,200	4,200
#*RTI International Metals, Inc.	35,400	957,570
Schnitzer Steel Industries, Inc. Class A	5,700	307,800
Schweitzer-Maudoit International, Inc.	15,157	862,736
*Solutia, Inc.	2,500	44,000
*Spartech Corp.	29,320	417,517
#*Stillwater Mining Co.	22,462	379,608
Synalloy Corp.	5,144	50,617
Temple-Inland, Inc.	80,640	1,880,525
#Texas Industries, Inc.	46,594	1,763,117
#*Titanium Metals Corp.	7,100	109,482
*Universal Stainless & Alloy Products, Inc.	6,709	156,521
#Westlake Chemical Corp.	105,000	2,948,400
Weyerhaeuser Co.	30,564	1,513,529
#Worthington Industries, Inc.	64,670	1,032,780
*Zoltek Cos., Inc.	6,242	61,421

Total Materials		104,467,672

Other — (0.0%)
—*ePresence, Inc. Escrow Shares	6,400	—
—*MAIR Holdings, Inc. Escrow Shares	1,415	—
—#*Pelican Financial, Inc. Escrow Shares	300	—
—*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.2%)
*Arbinet Corp.	3,200	6,464
AT&T, Inc.	4,065,906	105,957,510
*General Communications, Inc. Class A	44,592	274,241
#*Sprint Nextel Corp.	3,223,177	13,698,502
*SureWest Communications	13,340	114,724
Telephone & Data Systems, Inc.	80,200	2,779,732
Telephone & Data Systems, Inc. Special Shares	67,452	2,042,447
*United States Cellular Corp.	33,568	1,412,541
*Xeta Corp.	18,366	67,403

Total Telecommunication Services		126,353,564

Utilities — (1.1%)
*AES Corp.	477,199	5,506,876
*Calpine Corp.	348,775	4,753,803
Maine & Maritimes Corp.	1,600	69,888
*Mirant Corp.	172,860	2,015,548
Public Service Enterprise Group, Inc.	488,622	15,699,425
Questar Corp.	83,700	4,013,415
*RRI Energy, Inc.	278,428	1,133,202
Unitil Corp.	4,441	98,057

Total Utilities		33,290,214

TOTAL COMMON STOCKS		2,744,148,369

RIGHTS/WARRANTS — (0.0%)
—*Bank of Florida Corp. Rights 05/21/10	8,100	1,701

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
•*Lantronix, Inc. Warrants	33	$ —

TOTAL RIGHTS/WARRANTS		1,701

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	234,451,040	234,451,040
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $23,944,641 FHLMC 5.997%(r), 12/01/06 & FNMA 6.068%(r), 03/01/36, valued at $8,043,128) to be repurchased at $7,808,978	$7,809	7,808,862
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $12,781,984 FNMA 5.000%, 10/01/18 & 6.000%, 12/01/36, valued at $5,059,641) to be repurchased at $4,911,001	4,911	4,910,919

TOTAL SECURITIES LENDING COLLATERAL		247,170,821

TOTAL INVESTMENTS — (100.0%) (Cost $2,583,241,627)		$2,991,320,891

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (88.4%)
Consumer Discretionary — (11.0%)
*1-800-FLOWERS.COM, Inc.	1,200	$3,432
#*99 Cents Only Stores	7,100	110,192
#Aaron’s, Inc.	7,350	165,889
#Abercrombie & Fitch Co.	8,350	365,145
*AC Moore Arts & Crafts, Inc.	1,068	4,357
Acme United Corp.	400	4,560
Advance Auto Parts, Inc.	10,000	451,000
*Aeropostale, Inc.	9,825	285,318
*AFC Enterprises, Inc.	2,300	25,093
*AH Belo Corp.	200	1,700
*Aldila, Inc.	700	4,277
*Alloy, Inc.	2,475	19,181
*Amazon.com, Inc.	42,400	5,811,344
Ambassadors Group, Inc.	1,423	17,275
*American Apparel, Inc.	7,200	22,104
#*American Axle & Manufacturing Holdings, Inc.	6,700	72,092
American Eagle Outfitters, Inc.	20,600	346,286
American Greetings Corp. Class A	3,222	79,132
#*American Public Education, Inc.	2,200	93,170
*America’s Car-Mart, Inc.	1,100	27,863
*Amerigon, Inc.	2,000	19,620
Ameristar Casinos, Inc.	5,810	109,402
#*AnnTaylor Stores Corp.	4,625	100,362
*Apollo Group, Inc. Class A	14,710	844,501
#Arbitron, Inc.	2,400	73,944
#*Arctic Cat, Inc.	2,500	36,875
*ArvinMeritor, Inc.	3,800	58,216
*Asbury Automotive Group, Inc.	3,400	52,870
*Audiovox Corp. Class A	1,600	14,896
#*AutoNation, Inc.	18,538	374,468
*Autozone, Inc.	4,900	906,549
*Ballantyne Strong, Inc.	2,600	20,020
#*Bally Technologies, Inc.	6,300	290,556
#Barnes & Noble, Inc.	6,300	138,852
*Beazer Homes USA, Inc.	3,400	22,338
bebe stores, inc.	10,275	84,666
#*Bed Bath & Beyond, Inc.	26,084	1,198,821
Belo Corp.	6,100	52,887
*Benihana, Inc.	800	5,512
Best Buy Co., Inc.	40,060	1,826,736
Big 5 Sporting Goods Corp.	2,146	36,375
*Big Lots, Inc.	8,052	307,586
*Biglari Holdings, Inc.	215	84,119
#*BJ’s Restaurants, Inc.	2,798	67,516
#*Blue Nile, Inc.	1,296	69,971
*Bluegreen Corp.	2,100	12,747
Blyth, Inc.	875	50,435
Bob Evans Farms, Inc.	3,500	108,255
*Bon-Ton Stores, Inc. (The)	1,900	32,528
Books-A-Million, Inc.	1,295	9,583
*BorgWarner, Inc.	12,500	541,750
*Boyd Gaming Corp.	5,900	74,930
Brinker International, Inc.	9,050	167,606
*Brink’s Home Security Holdings, Inc.	5,000	209,700
#*Brookfield Homes Corp.	2,400	26,904
Brown Shoe Co., Inc.	5,187	97,516
Brunswick Corp.	8,960	187,264
#Buckle, Inc.	4,670	168,961

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Buffalo Wild Wings, Inc.	1,800	$74,412
*Build-A-Bear-Workshop, Inc.	2,400	22,944
#Burger King Holdings, Inc.	12,900	272,190
#*Cabela’s, Inc.	7,700	139,832
Cablevision Systems Corp.	24,000	658,560
*Cache, Inc.	800	5,464
#*California Pizza Kitchen, Inc.	2,415	49,508
Callaway Golf Co.	6,900	64,791
*Canterbury Park Holding Corp.	500	4,015
#*Capella Education Co.	1,400	126,868
#*Career Education Corp.	9,659	282,719
*Caribou Coffee Co., Inc.	1,700	15,045
#*CarMax, Inc.	21,994	540,393
*Carmike Cinemas, Inc.	265	4,447
Carnival Corp.	61,832	2,578,394
*Carriage Services, Inc.	3,100	15,407
*Carrols Restaurant Group, Inc.	3,650	27,338
*Carter’s, Inc.	7,100	228,762
Cato Corp. Class A	3,450	81,938
*Cavco Industries, Inc.	1,157	45,320
CBS Corp.	5,700	92,454
CBS Corp. Class B	64,197	1,040,633
*CEC Entertainment, Inc.	2,357	92,041
#*Charming Shoppes, Inc.	13,860	78,309
#*Cheesecake Factory, Inc.	5,150	139,926
Cherokee, Inc.	542	11,078
Chico’s FAS, Inc.	18,200	270,998
#*Children’s Place Retail Stores, Inc. (The)	2,340	107,219
#*Chipotle Mexican Grill, Inc.	3,385	456,670
#Choice Hotels International, Inc.	6,000	217,860
Christopher & Banks Corp.	3,217	31,494
Churchill Downs, Inc.	1,444	55,349
Cinemark Holdings, Inc.	13,300	242,858
*Citi Trends, Inc.	1,200	40,248
CKE Restaurants, Inc.	5,037	62,157
*Clear Channel Outdoor Holdings, Inc.	3,000	34,740
Coach, Inc.	31,868	1,330,489
#*Coinstar, Inc.	2,900	128,644
*Coldwater Creek, Inc.	6,649	47,075
*Collective Brands, Inc.	8,400	196,980
Collectors Universe, Inc.	700	9,849
#Columbia Sportswear Co.	3,992	221,716
Comcast Corp. Class A	203,041	4,008,029
Comcast Corp. Special Class A	77,263	1,456,408
*Conn’s, Inc.	2,500	23,825
#Cooper Tire & Rubber Co.	6,434	136,529
*Core-Mark Holding Co., Inc.	1,317	40,195
#*Corinthian Colleges, Inc.	8,800	137,456
Cracker Barrel Old Country Store, Inc.	2,500	123,425
#*Crocs, Inc.	9,700	93,702
*Crown Media Holdings, Inc.	2,500	4,525
CSS Industries, Inc.	1,250	25,025
*Culp, Inc.	1,566	18,698
*Cumulus Media, Inc.	2,000	9,760
*Dana Holding Corp.	9,800	130,928
Darden Restaurants, Inc.	14,790	661,852
*Deckers Outdoor Corp.	1,400	196,812
*dELiA*s, Inc.	1,100	1,925
*Destination Maternity Corp.	1,300	41,080
#DeVry, Inc.	6,500	405,535
#*Dick’s Sporting Goods, Inc.	8,514	247,843

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Dillard’s, Inc.	8,336	$234,075
#*DineEquity, Inc.	1,200	49,356
#*DIRECTV Class A	144,289	5,227,590
#*Discovery Communications, Inc. (25470F104)	8,101	313,509
*Discovery Communications, Inc. (25470F302)	13,952	465,578
DISH Network Corp.	18,900	418,635
*Dolan Media Co.	2,800	33,292
#*Dollar Tree, Inc.	8,300	503,976
*Domino’s Pizza, Inc.	7,790	120,044
*Dorman Products, Inc.	1,189	30,141
Dover Downs Gaming & Entertainment, Inc.	2,000	7,860
#DR Horton, Inc.	28,400	417,196
*DreamWorks Animation SKG, Inc.	7,680	304,819
*Dress Barn, Inc. (The)	6,400	177,152
*Drew Industries, Inc.	2,900	74,385
*Drugstore.Com, Inc.	5,100	18,666
#*DSW, Inc.	2,194	66,259
#*Eastman Kodak Co.	25,800	157,896
*Einstein Noah Restaurant Group, Inc.	1,810	23,494
*Empire Resorts, Inc.	2,700	5,130
*Entercom Communications Corp.	4,800	69,888
*Entravision Communications Corp.	3,000	9,630
Ethan Allen Interiors, Inc.	3,275	66,155
*EW Scripps Co.	200	2,188
*Exide Technologies	9,000	53,460
#Expedia, Inc.	1,914	45,190
#Family Dollar Stores, Inc.	13,612	538,491
*Famous Dave’s of America, Inc.	1,098	10,299
*Federal Mogul Corp.	9,543	181,508
Finish Line, Inc. Class A	6,378	102,750
*Fisher Communications, Inc.	1,200	18,048
Foot Locker, Inc.	11,941	183,294
*Ford Motor Co.	321,940	4,191,659
Fortune Brands, Inc.	11,280	591,298
*Fossil, Inc.	6,950	270,355
Fred’s, Inc.	5,517	76,631
#*Fuel Systems Solutions, Inc.	2,050	64,514
*Furniture Brands International, Inc.	4,400	36,432
Gaiam, Inc.	100	906
#*GameStop Corp. Class A	17,340	421,535
Gaming Partners International Corp.	800	6,296
Gannett Co., Inc.	22,900	389,758
Gap, Inc.	70,930	1,754,099
#Garmin, Ltd.	19,197	717,584
#*Gaylord Entertainment Co.	2,537	85,624
*Genesco, Inc.	2,400	79,896
Gentex Corp.	13,434	288,697
#Genuine Parts Co.	15,730	673,244
*G-III Apparel Group, Ltd.	1,400	40,040
*Global Traffic Network, Inc.	2,700	16,389
*Goodyear Tire & Rubber Co.	23,460	315,068
*Great Wolf Resorts, Inc.	4,588	14,727
*Group 1 Automotive, Inc.	2,780	86,319
Guess?, Inc.	9,000	412,830
#*Gymboree Corp.	2,600	127,738
H&R Block, Inc.	33,820	619,244
#*Hanesbrands, Inc.	8,675	246,977
#Harley-Davidson, Inc.	21,200	717,196
*Harman International Industries, Inc.	6,800	268,464
#Harte-Hanks, Inc.	8,292	119,405
Hasbro, Inc.	14,100	540,876

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Haverty Furniture Cos., Inc.	1,700	$27,710
*Hawk Corp.	1,220	28,231
*Helen of Troy, Ltd.	4,400	118,844
#*hhgregg, Inc.	3,700	105,931
*Hibbett Sporting Goods, Inc.	2,888	79,420
Hillenbrand, Inc.	6,205	152,519
Home Depot, Inc.	167,530	5,905,432
Hooker Furniture Corp.	1,300	20,488
*Hot Topic, Inc.	6,106	46,650
#*Hovnanian Enterprises, Inc.	6,300	44,793
*HSN, Inc.	5,404	162,823
*Iconix Brand Group, Inc.	7,198	124,237
Interactive Data Corp.	9,600	321,312
International Game Technology	26,800	564,944
International Speedway Corp.	2,675	81,748
#*Interpublic Group of Cos., Inc. (The)	47,416	422,477
*Interval Leisure Group, Inc.	4,310	63,745
*iRobot Corp.	2,385	48,129
*Isle of Capri Casinos, Inc.	4,000	43,560
#*ITT Educational Services, Inc.	3,400	343,842
*J. Alexander’s Corp.	800	3,648
*J. Crew Group, Inc.	5,783	268,736
J.C. Penney Co., Inc.	24,170	705,039
*Jack in the Box, Inc.	6,300	148,176
*JAKKS Pacific, Inc.	2,600	39,754
Jarden Corp.	7,825	251,339
*Jo-Ann Stores, Inc.	2,773	122,345
Johnson Controls, Inc.	58,851	1,976,805
*Johnson Outdoors, Inc.	1,287	16,358
Jones Apparel Group, Inc.	9,866	214,684
#*Jos. A. Bank Clothiers, Inc.	2,200	133,892
*Journal Communications, Inc.	500	2,835
*K12, Inc.	1,700	40,239
KB Home	9,900	183,447
*Kenneth Cole Productions, Inc. Class A	1,100	13,706
*Kirkland’s, Inc.	1,700	37,859
#*Knology, Inc.	3,600	47,268
*Kohl’s Corp.	30,860	1,696,991
*Kona Grill, Inc.	1,120	4,726
*Krispy Kreme Doughnuts, Inc.	6,700	24,790
#*K-Swiss, Inc. Class A	2,837	35,292
*Lakeland Industries, Inc.	1,000	8,800
#*Lamar Advertising Co.	7,515	279,708
#*Las Vegas Sands Corp.	65,800	1,635,788
*La-Z-Boy, Inc.	6,000	78,240
*Learning Tree International, Inc.	1,754	27,731
Leggett & Platt, Inc.	14,897	365,423
Lennar Corp. Class A	14,500	288,550
Lennar Corp. Class B Voting	100	1,650
#*Liberty Global, Inc. Class A	12,537	343,639
*Liberty Global, Inc. Class B	95	2,615
#*Liberty Global, Inc. Series C	12,512	338,825
*Liberty Media Corp. Capital Series A	10,116	447,835
*Liberty Media Corp. Interactive Class A	58,700	902,219
*Liberty Media Corp. Interactive Class B	400	6,262
*Liberty Media-Starz Corp. Series A	5,255	291,074
*Liberty Media-Starz Corp. Series B	227	13,073
#*Life Time Fitness, Inc.	3,100	113,956
*Lifetime Brands, Inc.	300	4,350
Limited Brands, Inc.	31,260	837,768
*LIN TV Corp.	2,800	20,244

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Lincoln Educational Services Corp.	3,676	$91,753
*Live Nation Entertainment, Inc.	15,286	239,837
#*Liz Claiborne, Inc.	11,000	96,140
#*LKQ Corp.	13,389	281,972
#*LodgeNet Interactive Corp.	1,700	11,220
Lowe’s Cos., Inc.	141,840	3,846,701
*Luby’s, Inc.	1,849	7,544
*Lumber Liquidators Holdings, Inc.	1,700	51,782
*M/I Homes, Inc.	2,200	34,320
Mac-Gray Corp.	1,591	18,535
Macy’s, Inc.	40,200	932,640
*Madison Square Garden, Inc.	6,507	135,020
*Maidenform Brands, Inc.	2,442	55,726
Marcus Corp.	2,400	30,840
#*Marine Products Corp.	3,012	21,385
*MarineMax, Inc.	1,700	18,955
#Marriott International, Inc. Class A	35,072	1,289,247
#*Martha Stewart Living Omnimedia, Inc.	3,500	23,380
Mattel, Inc.	34,665	799,028
Matthews International Corp. Class A	3,400	119,000
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	21,921
McDonald’s Corp.	104,240	7,358,302
McGraw-Hill Cos., Inc.	25,200	849,744
MDC Holdings, Inc.	5,260	201,458
*Media General, Inc.	800	10,120
*Mediacom Communications Corp.	5,481	36,284
#Men’s Wearhouse, Inc. (The)	5,635	133,155
Meredith Corp.	3,900	140,127
#*Meritage Homes Corp.	3,900	92,742
*MGM Mirage	45,725	726,570
*Midas, Inc.	1,456	16,759
*Modine Manufacturing Co.	3,900	54,639
#*Mohawk Industries, Inc.	7,200	458,928
#*Monarch Casino & Resort, Inc.	2,372	27,563
Monro Muffler Brake, Inc.	1,688	60,532
*Morgans Hotel Group Co.	2,500	21,175
#*Morningstar, Inc.	4,800	225,648
*Morton’s Restaurant Group, Inc.	1,090	6,605
*Movado Group, Inc.	2,362	29,312
*Multimedia Games, Inc.	2,364	10,803
*Nathan’s Famous, Inc.	1,109	17,389
National CineMedia, Inc.	4,700	89,488
#National Presto Industries, Inc.	1,100	123,167
#*Netflix, Inc.	6,500	642,005
*New Frontier Media, Inc.	1,100	2,167
*New York & Co., Inc.	5,059	31,062
*New York Times Co. Class A (The)	12,700	125,984
Newell Rubbermaid, Inc.	28,884	493,050
News Corp. Class A	174,484	2,690,543
News Corp. Class B	80,892	1,439,069
*Nexstar Broadcasting Group, Inc.	600	4,008
NIKE, Inc. Class B	38,800	2,945,308
#Nordstrom, Inc.	21,900	905,127
Nutri/System, Inc.	3,600	69,588
#*NVR, Inc.	500	359,025
*O’Charley’s, Inc.	1,700	16,235
*Office Depot, Inc.	26,000	178,360
*OfficeMax, Inc.	7,500	142,500
Omnicom Group, Inc.	30,400	1,296,864
*Orbitz Worldwide, Inc.	4,600	30,314
#*O’Reilly Automotive, Inc.	14,158	692,185

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Orleans Homebuilders, Inc.	1,545	$324
*Outdoor Channel Holdings, Inc.	3,807	26,306
*Overstock.com, Inc.	2,430	44,955
Oxford Industries, Inc.	1,200	25,908
#*P.F. Chang’s China Bistro, Inc.	2,500	109,100
#*Pacific Sunwear of California, Inc.	6,200	31,372
*Palm Harbor Homes, Inc.	1,500	4,350
*Panera Bread Co.	3,000	233,820
*Papa John’s International, Inc.	2,800	76,720
*Peet’s Coffee & Tea, Inc.	1,500	59,430
*Penn National Gaming, Inc.	8,100	250,776
#*Penske Automotive Group, Inc.	8,674	129,937
*Perry Ellis International, Inc.	969	23,382
#PetMed Express, Inc.	2,200	48,708
PetSmart, Inc.	13,200	436,524
Phillips-Van Heusen Corp.	5,991	377,493
*Pier 1 Imports, Inc.	5,800	48,024
*Pinnacle Entertainment, Inc.	5,100	69,003
*Playboy Enterprises, Inc. Class B	3,000	12,540
Polaris Industries, Inc.	3,497	206,917
Polo Ralph Lauren Corp.	5,700	512,430
Pool Corp.	3,300	80,949
#*Pre-Paid Legal Services, Inc.	1,200	53,364
#*Priceline.com, Inc.	4,300	1,126,815
#Primedia, Inc.	6,500	22,685
#*Princeton Review, Inc.	5,159	16,148
*Pulte Group, Inc.	36,437	476,960
*Quiksilver, Inc.	2,800	14,924
*Radio One, Inc.	2,800	14,112
RadioShack Corp.	11,260	242,653
*RC2 Corp.	1,400	25,718
*RCN Corp.	4,500	66,060
*Red Lion Hotels Corp.	2,034	15,540
#*Red Robin Gourmet Burgers, Inc.	1,300	31,733
Regal Entertainment Group	13,460	229,897
#Regis Corp.	3,900	74,568
*Rent-A-Center, Inc.	6,980	180,224
*Rentrak Corp.	1,137	24,878
*Retail Ventures, Inc.	4,157	44,979
RG Barry Corp.	1,300	13,377
#Ross Stores, Inc.	12,600	705,600
#*Royal Caribbean Cruises, Ltd.	22,200	795,648
*Rubio’s Restaurants, Inc.	1,297	10,441
*Ruby Tuesday, Inc.	5,500	61,545
*Ruth’s Hospitality Group, Inc.	2,684	14,574
Ryland Group, Inc.	3,100	70,618
*Saga Communications, Inc.	507	13,968
*Saks, Inc.	8,910	86,872
*Salem Communications Corp.	400	1,820
*Sally Beauty Holdings, Inc.	18,750	179,062
Scholastic Corp.	2,600	70,226
#*Scientific Games Corp.	6,970	102,529
Scripps Networks Interactive, Inc.	12,399	562,171
*Sealy Corp.	7,900	29,546
#*Sears Holdings Corp.	11,285	1,364,921
*Select Comfort Corp.	5,200	58,864
Service Corp. International	26,000	233,480
#Sherwin-Williams Co.	11,100	866,577
*Shiloh Industries, Inc.	3,192	25,951
*Shoe Carnival, Inc.	1,463	40,467
*Shuffle Master, Inc.	6,626	63,610

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shutterfly, Inc.	3,000	$70,590
#*Signet Jewelers, Ltd. ADR	7,900	252,958
*Sinclair Broadcast Group, Inc. Class A	3,800	26,182
*Skechers U.S.A., Inc. Class A	3,800	145,730
Skyline Corp.	800	18,648
*Smith & Wesson Holding Corp.	4,800	21,360
Snap-On, Inc.	6,470	311,725
*Sonic Automotive, Inc.	2,501	26,711
*Sonic Corp.	4,163	48,749
#Sotheby’s Class A	5,800	193,720
Spartan Motors, Inc.	3,375	20,824
*Spectrum Group International, Inc.	531	1,102
Speedway Motorsports, Inc.	5,200	84,500
Sport Supply Group, Inc.	2,340	31,379
Stage Stores, Inc.	3,250	49,562
Standard Motor Products, Inc.	1,900	20,254
*Stanley Black & Decker, Inc.	13,848	860,653
*Stanley Furniture, Inc.	1,979	19,533
#Staples, Inc.	71,350	1,678,866
*Starbucks Corp.	72,230	1,876,535
#Starwood Hotels & Resorts Worldwide, Inc.	18,100	986,631
*Stein Mart, Inc.	4,300	40,764
*Steinway Musical Instruments, Inc.	900	17,244
*Steven Madden, Ltd.	1,650	95,634
Stewart Enterprises, Inc.	8,882	60,220
*Stoneridge, Inc.	3,400	36,686
#Strayer Education, Inc.	1,200	291,744
Sturm Ruger & Co., Inc.	1,500	25,035
Superior Industries International, Inc.	2,200	37,092
#Systemax, Inc.	6,196	143,933
#*Talbots, Inc.	5,170	85,046
*Tandy Brands Accessories, Inc.	700	2,828
*Tandy Leather Factory, Inc.	663	3,010
Target Corp.	71,030	4,039,476
*Tempur-Pedic International, Inc.	7,700	259,490
*Tenneco, Inc.	5,600	144,312
*Texas Roadhouse, Inc.	8,700	128,586
Thor Industries, Inc.	6,661	237,864
Tiffany & Co.	12,600	610,848
*Timberland Co. Class A	5,400	116,100
Time Warner Cable, Inc.	37,404	2,103,975
Time Warner, Inc.	115,386	3,816,969
TJX Cos., Inc. (The)	40,421	1,873,109
*Toll Brothers, Inc.	15,860	357,960
*Town Sports International Holdings, Inc.	3,500	13,195
Tractor Supply Co.	3,501	235,162
#*True Religion Apparel, Inc.	2,500	78,125
*TRW Automotive Holdings Corp.	10,900	351,089
*Tuesday Morning Corp.	5,600	31,640
Tupperware Corp.	6,100	311,527
*Ulta Salon Cosmetics & Fragrance, Inc.	4,600	106,352
*Under Armour, Inc. Class A	3,200	108,000
*Unifi, Inc.	5,300	20,299
UniFirst Corp.	1,740	85,034
*Universal Electronics, Inc.	1,700	36,074
*Universal Technical Institute, Inc.	1,600	38,336
*Urban Outfitters, Inc.	17,000	637,670
V.F. Corp.	11,650	1,006,793
#*Vail Resorts, Inc.	3,700	168,868
*Valassis Communications, Inc.	4,390	143,509
Value Line, Inc.	400	8,684

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Valuevision Media, Inc.	500	$1,540
*VCG Holding Corp.	1,800	3,546
#*Viacom, Inc. Class A	5,100	198,951
*Viacom, Inc. Class B	56,400	1,992,612
#*Volcom, Inc.	1,626	38,764
*WABCO Holdings, Inc.	6,243	207,205
Walt Disney Co. (The)	194,761	7,174,995
#*Warnaco Group, Inc.	4,285	204,994
*Warner Music Group Corp.	14,000	95,900
Weight Watchers International, Inc.	7,600	201,932
Wendy’s/Arby’s Group, Inc.	48,718	258,693
#*West Marine, Inc.	2,681	32,092
*Wet Seal, Inc. (The)	11,405	53,946
Whirlpool Corp.	7,700	838,299
Wiley (John) & Sons, Inc. Class A	5,300	224,031
*Williams Controls, Inc.	600	5,490
Williams-Sonoma, Inc.	10,760	309,888
*Winmark Corp.	300	8,391
*Winnebago Industries, Inc.	2,700	44,901
#*WMS Industries, Inc.	5,790	289,616
Wolverine World Wide, Inc.	5,450	166,824
World Wrestling Entertainment, Inc.	3,100	56,575
Wyndham Worldwide Corp.	18,900	506,709
Wynn Resorts, Ltd.	11,660	1,028,878
Yum! Brands, Inc.	44,717	1,896,895
#*Zumiez, Inc.	3,896	72,310

Total Consumer Discretionary		160,383,616

Consumer Staples — (9.0%)
Alberto-Culver Co.	10,350	298,080
Alico, Inc.	1,200	32,016
*Alliance One International, Inc.	11,189	56,952
Altria Group, Inc.	207,400	4,394,806
*American Italian Pasta Co.	1,122	44,016
Andersons, Inc. (The)	500	18,070
Archer-Daniels-Midland Co.	64,590	1,804,645
#Avon Products, Inc.	42,400	1,370,792
B&G Foods, Inc.	4,970	51,340
*BJ’s Wholesale Club, Inc.	5,300	202,884
*Boston Beer Co., Inc. Class A	1,000	57,010
Brown-Forman Corp. Class A	7,770	467,599
#Brown-Forman Corp. Class B	9,019	524,725
Bunge, Ltd.	7,970	422,011
#Calavo Growers, Inc.	1,800	31,212
Cal-Maine Foods, Inc.	2,100	70,098
Campbell Soup Co.	33,702	1,208,554
Casey’s General Stores, Inc.	5,660	218,646
*Central European Distribution Corp.	4,775	165,454
*Central Garden & Pet Co.	2,800	31,444
*Central Garden & Pet Co. Class A	7,529	77,775
*Chiquita Brands International, Inc.	4,900	73,696
Church & Dwight Co., Inc.	6,550	453,588
Clorox Co.	14,071	910,394
Coca-Cola Co. (The)	233,762	12,494,579
Coca-Cola Enterprises, Inc.	48,544	1,346,125
Colgate-Palmolive Co.	47,820	4,021,662
ConAgra, Inc.	43,779	1,071,272
*Constellation Brands, Inc. Class A	21,012	383,889
Corn Products International, Inc.	8,033	289,188
Costco Wholesale Corp.	40,450	2,389,786
CVS Caremark Corp.	138,647	5,120,234

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Darling International, Inc.	8,700	$82,563
*Dean Foods Co.	16,650	261,405
Del Monte Foods Co.	22,025	329,054
Diamond Foods, Inc.	2,435	103,999
Dr Pepper Snapple Group, Inc.	25,420	831,997
*Elizabeth Arden, Inc.	3,500	63,735
*Energizer Holdings, Inc.	6,400	391,040
Estee Lauder Cos., Inc.	11,600	764,672
Farmer Brothers Co.	2,099	39,272
#Flowers Foods, Inc.	9,918	261,438
*Fresh Del Monte Produce, Inc.	5,939	123,947
General Mills, Inc.	33,000	2,348,940
#*Great Atlantic & Pacific Tea Co.	4,751	38,246
#*Green Mountain Coffee, Inc.	4,186	304,155
H.J. Heinz Co.	31,300	1,467,031
#*Hain Celestial Group, Inc.	4,000	79,120
#*Hansen Natural Corp.	8,524	375,738
Herbalife, Ltd.	6,200	299,150
Hershey Co. (The)	16,880	793,529
Hormel Foods Corp.	13,400	546,184
*HQ Sustainable Maritime Industries, Inc.	1,600	9,104
Imperial Sugar Co.	1,726	27,668
Ingles Markets, Inc.	1,610	25,808
Inter Parfums, Inc.	3,152	54,467
J & J Snack Foods Corp.	2,198	102,405
J.M. Smucker Co.	12,176	743,588
*John B. Sanfilippo & Son, Inc.	1,596	23,988
Kellogg Co.	37,500	2,060,250
Kimberly-Clark Corp.	40,410	2,475,517
Kraft Foods, Inc.	144,772	4,285,251
Kroger Co. (The)	63,700	1,416,051
Lancaster Colony Corp.	2,988	164,250
Lance, Inc.	3,800	88,084
*Lifeway Foods, Inc.	1,234	13,599
Lorillard, Inc.	16,008	1,254,547
Mannatech, Inc.	2,370	9,148
McCormick & Co., Inc. Non-Voting	11,914	471,437
McCormick & Co., Inc. Voting	607	24,128
*Medifast, Inc.	2,100	67,032
Molson Coors Brewing Co.	17,150	760,774
Nash-Finch Co.	1,300	45,526
#National Beverage Corp.	4,676	54,242
*Natural Alternatives International, Inc.	1,000	7,570
*NBTY, Inc.	8,000	325,440
Nu Skin Enterprises, Inc. Class A	6,010	180,661
*Nutraceutical International Corp.	1,559	24,118
Oil-Dri Corp. of America	641	13,140
*Omega Protein Corp.	2,100	11,235
*Overhill Farms, Inc.	2,000	12,120
*Pantry, Inc.	3,100	49,042
PepsiCo, Inc.	156,804	10,226,757
Philip Morris International, Inc.	184,843	9,072,094
*Prestige Brands Holdings, Inc.	4,300	41,882
PriceSmart, Inc.	3,522	87,627
Procter & Gamble Co.	301,333	18,730,859
*Ralcorp Holdings, Inc.	5,695	379,002
*Reddy Ice Holdings, Inc.	2,200	9,328
Reliv’ International, Inc.	1,707	4,950
*Revlon, Inc.	4,600	80,592
Reynolds American, Inc.	29,197	1,559,704
Rocky Mountain Chocolate Factory, Inc.	950	9,044

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Ruddick Corp.	5,200	$183,768
Safeway, Inc.	42,600	1,005,360
Sanderson Farms, Inc.	2,350	133,174
Sara Lee Corp.	66,553	946,384
#*Smart Balance, Inc.	7,834	52,096
*Smithfield Foods, Inc.	15,600	292,344
Spartan Stores, Inc.	2,074	31,297
SUPERVALU, Inc.	16,097	239,845
*Susser Holdings Corp.	2,446	26,343
#Sysco Corp.	56,500	1,782,010
Tasty Baking Co.	400	3,004
Tootsie Roll Industries, Inc.	4,744	126,190
#*TreeHouse Foods, Inc.	3,830	161,971
Tyson Foods, Inc. Class A	29,240	572,812
*United Natural Foods, Inc.	4,776	146,575
United-Guardian, Inc.	600	7,488
#Universal Corp.	2,600	134,628
*USANA Health Sciences, Inc.	1,310	47,488
#Vector Group, Ltd.	7,794	127,744
Walgreen Co.	97,825	3,438,549
Wal-Mart Stores, Inc.	325,040	17,438,396
WD-40 Co.	1,600	56,368
Weis Markets, Inc.	3,501	130,517
#*Whole Foods Market, Inc.	13,383	522,205
*Winn-Dixie Stores, Inc.	7,429	93,680

Total Consumer Staples		132,310,022

Energy — (9.4%)
Adams Resources & Energy, Inc.	600	11,346
*Allis-Chalmers Energy, Inc.	1,800	7,254
Alon USA Energy, Inc.	5,700	41,667
*Alpha Natural Resources, Inc.	11,028	519,198
*American Oil & Gas, Inc.	3,800	27,360
Anadarko Petroleum Corp.	50,050	3,111,108
Apache Corp.	33,725	3,431,856
*Approach Resources, Inc.	1,476	13,210
#Arch Coal, Inc.	15,000	405,000
*Arena Resources, Inc.	4,136	152,742
*Atlas Energy, Inc.	7,038	253,931
*ATP Oil & Gas Corp.	4,679	85,439
*Atwood Oceanics, Inc.	6,700	243,947
*Baker Hughes, Inc.	39,329	1,957,013
*Basic Energy Services, Inc.	4,350	44,414
Berry Petroleum Corp. Class A	4,900	158,613
*Bill Barrett Corp.	4,720	160,858
*BioFuel Energy Corp.	2,400	6,288
*Bolt Technology Corp.	1,050	11,624
#*BPZ Resources, Inc.	10,000	66,200
*Brigham Exploration Co.	9,300	181,443
*Bristow Group, Inc.	3,356	129,911
*Bronco Drilling Co., Inc.	3,500	16,730
Cabot Oil & Gas Corp.	10,500	379,365
*Cal Dive International, Inc.	9,937	65,187
*Cameron International Corp.	24,259	957,260
CARBO Ceramics, Inc.	3,050	223,412
#*Carrizo Oil & Gas, Inc.	3,100	68,014
*Cheniere Energy, Inc.	1,451	6,022
Chesapeake Energy Corp.	63,138	1,502,684
Chevron Corp.	197,914	16,118,116
Cimarex Energy Co.	7,133	485,615
*Clayton Williams Energy, Inc.	1,100	51,106

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Clean Energy Fuels Corp.	6,800	$119,816
*CNX Gas Corp.	15,301	585,569
*Complete Production Services, Inc.	3,200	48,288
*Comstock Resources, Inc.	5,500	176,330
*Concho Resources, Inc.	10,600	602,292
ConocoPhillips	145,271	8,598,590
Consol Energy, Inc.	18,500	826,580
*Contango Oil & Gas Co.	1,700	93,330
*Continental Resources, Inc.	16,492	810,747
*CREDO Petroleum Corp.	1,676	16,257
*Crosstex Energy, Inc.	5,400	48,762
*CVR Energy, Inc.	7,400	62,826
*Dawson Geophysical Co.	600	17,574
Delek US Holdings, Inc.	6,500	45,565
#*Denbury Resources, Inc.	38,370	734,786
Devon Energy Corp.	44,306	2,983,123
#Diamond Offshore Drilling, Inc.	13,700	1,083,670
*Double Eagle Petroleum Co.	267	1,268
*Dresser-Rand Group, Inc.	8,200	289,296
*Dril-Quip, Inc.	4,000	231,720
El Paso Corp.	67,083	811,704
*ENGlobal Corp.	3,900	13,845
EOG Resources, Inc.	24,700	2,769,364
*Evolution Petroleum Corp.	4,053	24,237
EXCO Resources, Inc.	21,650	401,608
#*Exterran Holdings, Inc.	5,400	157,410
Exxon Mobil Corp.	496,631	33,696,413
#*FMC Technologies, Inc.	12,382	838,138
*Forest Oil Corp.	10,189	298,538
Frontier Oil Corp.	9,600	145,920
*FX Energy, Inc.	5,500	23,705
General Maritime Corp.	3,300	26,763
*Geokinetics, Inc.	900	7,866
#*GeoResources, Inc.	2,107	36,156
*Global Industries, Ltd.	11,300	75,710
*GMX Resources, Inc.	1,700	13,617
#*Goodrich Petroleum Corp.	2,870	48,589
*Green Plains Renewable Energy, Inc.	200	2,746
Gulf Island Fabrication, Inc.	1,100	26,367
*Gulfmark Offshore, Inc.	2,800	96,516
*Gulfport Energy Corp.	4,900	61,250
Halliburton Co.	87,623	2,685,645
*Harvest Natural Resources, Inc.	4,500	39,735
*Helix Energy Solutions Group, Inc.	10,266	149,678
Helmerich & Payne, Inc.	11,191	454,578
*Hercules Offshore, Inc.	9,300	36,828
Hess Corp.	32,400	2,059,020
*HKN, Inc.	866	2,667
Holly Corp.	5,500	148,500
#*Hornbeck Offshore Services, Inc.	2,700	66,069
*International Coal Group, Inc.	11,582	61,037
#*ION Geophysical Corp.	9,600	57,696
*James River Coal Co.	2,490	46,862
#*Key Energy Services, Inc.	13,200	143,352
*Kodiak Oil & Gas Corp.	8,200	32,636
Lufkin Industries, Inc.	1,700	144,721
Marathon Oil Corp.	69,184	2,224,266
*Mariner Energy, Inc.	9,953	237,678
Massey Energy Co.	8,900	326,007
*Matrix Service Co.	2,900	30,827
*McMoran Exploration Co.	7,831	93,502

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Mitcham Industries, Inc.	1,600	$11,696
Murphy Oil Corp.	19,224	1,156,324
#*Nabors Industries, Ltd.	25,457	549,107
National-Oilwell, Inc.	42,315	1,863,129
*Natural Gas Services Group, Inc.	1,600	28,688
*Newfield Exploration Co.	13,600	791,384
*Newpark Resources, Inc.	9,500	63,460
Noble Energy, Inc.	16,842	1,286,729
*Northern Oil & Gas, Inc.	3,400	55,284
Occidental Petroleum Corp.	83,288	7,384,314
*Oceaneering International, Inc.	5,600	366,800
*Oil States International, Inc.	6,000	289,860
#Overseas Shipholding Group, Inc.	2,700	135,162
Panhandle Oil & Gas, Inc.	600	14,976
*Parker Drilling Co.	11,381	62,937
#*Patriot Coal Corp.	7,492	147,517
Patterson-UTI Energy, Inc.	14,800	226,292
Peabody Energy Corp.	26,223	1,225,139
Penn Virginia Corp.	3,900	99,489
*Petrohawk Energy Corp.	30,604	660,740
*Petroleum Development Corp.	1,200	28,092
*PetroQuest Energy, Inc.	5,400	31,914
*PHI, Inc. Non-Voting	1,795	37,318
*Pioneer Drilling Co.	4,800	35,232
Pioneer Natural Resources Co.	11,907	763,596
*Plains Exploration & Production Co.	12,593	369,101
*Pride International, Inc.	17,306	524,891
*Quicksilver Resources, Inc.	16,800	233,016
Range Resources Corp.	16,400	783,264
*Rex Energy Corp.	4,000	53,200
*Rosetta Resources, Inc.	5,600	139,440
#*Rowan Cos., Inc.	10,981	327,234
RPC, Inc.	10,300	140,595
#*SandRidge Energy, Inc.	19,700	147,947
Schlumberger, Ltd.	115,448	8,245,296
*SEACOR Holdings, Inc.	2,000	168,340
*Seahawk Drilling, Inc.	1,319	21,975
Smith International, Inc.	19,981	954,293
Southern Union Co.	13,148	343,558
*Southwestern Energy Co.	33,040	1,311,027
Spectra Energy Corp.	34,832	812,979
St. Mary Land & Exploration Co.	7,000	281,680
Sunoco, Inc.	12,087	396,212
*Superior Energy Services, Inc.	8,200	221,892
*Superior Well Services, Inc.	2,100	30,450
*Swift Energy Corp.	3,230	116,861
*T-3 Energy Services, Inc.	2,800	83,300
#Tesoro Petroleum Corp.	13,900	182,785
*Tetra Technologies, Inc.	8,150	100,164
*TGC Industries, Inc.	1,589	6,545
Tidewater, Inc.	5,500	294,855
*Toreador Resources Corp.	1,500	13,605
*Union Drilling, Inc.	1,000	6,630
*Unit Corp.	5,000	238,850
*Uranium Energy Corp.	3,900	11,154
*USEC, Inc.	15,699	94,194
VAALCO Energy, Inc.	7,100	39,831
Valero Energy Corp.	51,202	1,064,490
*Venoco, Inc.	5,701	84,945
W&T Offshore, Inc.	6,748	63,904
*Western Refining, Inc.	2,700	14,472

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Westmoreland Coal Co.	937	$13,174
*Whiting Petroleum Corp.	5,250	474,232
#*Willbros Group, Inc.	4,500	56,475
Williams Cos., Inc. (The)	54,900	1,296,189
World Fuel Services Corp.	6,150	174,844
XTO Energy, Inc.	57,679	2,740,906

Total Energy		136,882,062

Financials — (12.1%)
1st Source Corp.	2,550	48,782
Abington Bancorp, Inc.	3,523	33,504
Advance America Cash Advance Centers, Inc.	5,900	33,748
#*Affiliated Managers Group, Inc.	4,050	340,929
*Affirmative Insurance Holdings, Inc.	1,600	7,392
Aflac, Inc.	41,613	2,120,598
*Allegheny Corp.	876	260,312
Allied World Assurance Co. Holdings, Ltd.	5,300	230,921
Allstate Corp. (The)	50,767	1,658,558
American Equity Investment Life Holding Co.	3,790	39,871
American Express Co.	112,805	5,202,567
American Financial Group, Inc.	12,498	367,816
American National Insurance Co.	2,477	272,866
American Physicians Capital, Inc.	1,200	40,128
American River Bankshares	882	7,594
*American Safety Insurance Holdings, Ltd.	1,000	16,180
#*AmeriCredit Corp.	15,090	361,255
Ameriprise Financial, Inc.	26,340	1,221,122
Ameris Bancorp	1,942	21,614
*AMERISAFE, Inc.	2,988	51,095
*AmeriServe Financial, Inc.	100	224
AmTrust Financial Services, Inc.	7,200	98,136
AON Corp.	26,235	1,113,938
*Arch Capital Group, Ltd.	5,170	390,749
Argo Group International Holdings, Ltd.	4,180	137,898
Arrow Financial Corp.	1,334	37,085
Aspen Insurance Holdings, Ltd.	7,690	207,476
*Asset Acceptance Capital Corp.	3,597	26,474
Associated Banc-Corp.	13,242	192,406
Assurant, Inc.	12,600	459,018
Assured Guaranty, Ltd.	16,300	351,265
Asta Funding, Inc.	400	3,092
Astoria Financial Corp.	7,820	126,215
*Atlantic Coast Federal Corp.	699	1,922
*Avatar Holdings, Inc.	1,000	23,840
Axis Capital Holdings, Ltd.	14,740	459,446
*B of I Holding, Inc.	900	15,867
BancFirst Corp.	1,800	79,452
*Bancorp, Inc.	1,500	13,305
BancorpSouth, Inc.	9,703	214,824
#BancTrust Financial Group, Inc.	2,903	17,970
Bank Mutual Corp.	6,120	43,574
Bank of America Corp.	886,979	15,814,836
Bank of Hawaii Corp.	4,800	253,824
Bank of New York Mellon Corp. (The)	119,414	3,717,358
Bank of the Ozarks, Inc.	1,900	73,093
BankFinancial Corp.	2,730	26,372
Banner Corp.	400	2,268
BB&T Corp.	67,175	2,232,897
*Beneficial Mutual Bancorp., Inc.	8,400	83,244
Berkshire Hills Bancorp, Inc.	1,568	32,928
BGC Partners, Inc. Class A	4,100	26,732

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#BlackRock, Inc.	5,312	$977,408
#BOK Financial Corp.	7,469	406,538
Boston Private Financial Holdings, Inc.	7,520	59,634
*Broadpoint Gleacher Securities, Inc.	11,995	51,339
Brookline Bancorp, Inc.	6,300	69,237
Brooklyn Federal Bancorp, Inc.	100	750
Brown & Brown, Inc.	14,995	301,999
*Cadence Financial Corp.	103	308
Camden National Corp.	900	32,157
Capital City Bank Group, Inc.	1,069	18,804
Capital One Financial Corp.	46,401	2,014,267
Capital Southwest Corp.	344	32,353
#CapitalSource, Inc.	800	4,776
Capitol Federal Financial	7,889	297,336
Cardinal Financial Corp.	2,805	30,715
*Cardtronics, Inc.	3,500	48,790
Cash America International, Inc.	2,635	97,653
#*CB Richard Ellis Group, Inc.	28,965	501,674
Center Bancorp, Inc.	1,915	15,933
*Center Financial Corp.	2,200	14,828
CenterState Banks of Florida, Inc.	1,000	12,030
*Central Jersey Bancorp	1,260	4,662
Charles Schwab Corp. (The)	113,500	2,189,415
Chemical Financial Corp.	3,399	80,556
Chubb Corp.	32,907	1,739,793
Cincinnati Financial Corp.	14,709	417,736
*Citigroup, Inc.	1,111,722	4,858,225
Citizens Community Bancorp, Inc.	600	2,550
#*Citizens, Inc.	6,415	44,969
City Holding Co.	1,500	52,560
City National Corp.	3,500	217,980
Clifton Savings Bancorp, Inc.	3,883	38,131
CME Group, Inc.	6,300	2,068,983
#*CNA Financial Corp.	26,036	732,132
*CNA Surety Corp.	5,300	88,881
CoBiz Financial, Inc.	3,100	22,134
Cohen & Steers, Inc.	4,200	113,694
Columbia Banking System, Inc.	2,213	49,748
Comerica, Inc.	16,300	684,600
Commerce Bancshares, Inc.	7,932	328,543
Community Bank System, Inc.	3,381	83,409
#Community Trust Bancorp, Inc.	1,590	47,732
#*CompuCredit Holdings Corp.	5,700	34,143
*Conseco, Inc.	15,100	89,090
Consolidated-Tokoma Land Co.	681	23,277
*Credit Acceptance Corp.	3,200	144,320
Cullen Frost Bankers, Inc.	6,720	398,899
#CVB Financial Corp.	9,813	108,041
Danvers Bancorp, Inc.	2,435	39,812
Delphi Financial Group, Inc. Class A	4,900	134,750
Diamond Hill Investment Group, Inc.	293	22,866
Dime Community Bancshares, Inc.	2,700	34,425
Discover Financial Services	52,600	813,196
*Dollar Financial Corp.	2,000	46,820
Donegal Group, Inc. Class A	2,168	31,284
*Doral Financial Corp.	3,300	17,787
Duff & Phelps Corp.	2,200	34,540
East West Bancorp, Inc.	6,546	128,236
Eastern Insurance Holdings, Inc.	1,500	15,375
Eaton Vance Corp.	11,370	400,679
#*eHealth, Inc.	2,800	38,388

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
EMC Insurance Group, Inc.	1,000	$24,260
Employers Holdings, Inc.	3,900	64,272
*Encore Bancshares, Inc.	300	3,087
#*Encore Capital Group, Inc.	2,822	64,934
Endurance Specialty Holdings, Ltd.	6,500	239,525
*Enstar Group, Ltd.	1,100	72,732
Enterprise Financial Services Corp.	1,766	18,561
Erie Indemnity Co.	5,200	240,812
ESSA Bancorp, Inc.	2,588	32,686
#Evercore Partners, Inc. Class A	1,600	57,344
Everest Re Group, Ltd.	5,800	444,570
*EzCorp, Inc.	1,200	24,852
F.N.B. Corp.	8,209	76,508
FBL Financial Group, Inc. Class A	2,100	54,264
Federal Agricultural Mortgage Corp.	1,781	40,108
#Federated Investors, Inc.	9,762	235,459
Fidelity National Financial, Inc.	22,699	344,571
*Fidelity Southern Corp.	1,035	9,234
Fifth Third Bancorp	77,100	1,149,561
Financial Institutions, Inc.	600	9,648
*First Acceptance Corp.	5,350	10,646
First American Corp.	9,349	323,195
First Bancorp	1,500	24,465
First Busey Corp.	2,279	11,509
*First Cash Financial Services, Inc.	3,522	77,695
First Citizens BancShares, Inc.	100	20,600
First Community Bancshares, Inc.	1,100	18,315
First Defiance Financial Corp.	1,738	23,463
First Financial Bancorp	4,812	91,957
First Financial Bankshares, Inc.	2,390	127,817
First Financial Corp.	1,700	49,555
First Financial Holdings, Inc.	1,825	25,769
First Financial Northwest, Inc.	3,660	23,607
*First Horizon National Corp.	22,732	321,658
*First Marblehead Corp. (The)	700	2,457
First Merchants Corp.	1,745	15,251
First Mercury Financial Corp.	2,596	34,034
First Midwest Bancorp, Inc.	5,100	77,520
First Niagara Financial Group, Inc.	16,679	231,838
First Place Financial Corp.	1,829	9,291
First Security Group, Inc.	1,128	3,226
First South Bancorp, Inc.	1,785	24,883
FirstMerit Corp.	8,666	203,651
Flagstone Reinsurance Holdings, Ltd.	6,700	74,705
Flushing Financial Corp.	1,928	26,240
#FNB United Corp.	237	419
#*Forest City Enterprises, Inc. Class A	12,804	197,822
*Forest City Enterprises, Inc. Class B	3,286	51,163
*FPIC Insurance Group, Inc.	1,300	35,386
Franklin Resources, Inc.	22,380	2,588,023
Fulton Financial Corp.	11,759	123,470
*GAINSCO, Inc.	93	814
Gallagher (Arthur J.) & Co.	11,325	297,508
GAMCO Investors, Inc.	767	35,290
*Genworth Financial, Inc.	47,300	781,396
German American Bancorp, Inc.	1,900	30,229
GFI Group, Inc.	12,500	86,250
Glacier Bancorp, Inc.	5,234	96,777
Goldman Sachs Group, Inc. (The)	51,300	7,448,760
Great Southern Bancorp, Inc.	1,583	38,609
#*Greene Bancshares, Inc.	700	8,848

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Greenhill & Co., Inc.	2,800	$246,092
*Greenlight Capital Re, Ltd.	3,500	89,670
*Guaranty Bancorp	207	325
*Hallmark Financial Services, Inc.	2,534	29,673
Hampden Bancorp, Inc.	504	4,939
#Hampton Roads Bankshares, Inc.	1,203	3,477
Hancock Holding Co.	3,700	151,256
Hanover Insurance Group, Inc.	5,130	231,106
Harleysville Group, Inc.	3,095	99,102
*Harris & Harris Group, Inc.	3,600	17,460
Hartford Financial Services Group, Inc.	39,600	1,131,372
HCC Insurance Holdings, Inc.	12,425	337,836
Heartland Financial USA, Inc.	2,089	39,921
*Heritage Commerce Corp.	841	4,642
*Heritage Financial Corp.	905	13,856
Heritage Financial Group	1,785	22,366
*HFF, Inc.	1,500	13,230
*Hilltop Holdings, Inc.	7,200	84,456
Home Bancshares, Inc.	2,684	75,474
Home Federal Bancorp, Inc.	2,521	40,160
HopFed Bancorp, Inc.	200	2,687
Horace Mann Educators Corp.	2,800	48,188
Hudson City Bancorp, Inc.	54,732	727,936
Huntington Bancshares, Inc.	67,300	455,621
IBERIABANK Corp.	1,925	118,657
Independence Holding Co.	2,500	20,025
Independent Bank Corp.	1,972	51,154
Infinity Property & Casualty Corp.	800	36,904
#*Interactive Brokers Group, Inc.	4,380	75,073
*IntercontinentalExchange, Inc.	7,263	847,084
*International Assets Holding Corp.	1,415	22,881
International Bancshares Corp.	6,326	152,899
*Intervest Bancshares Corp.	254	1,588
Invesco, Ltd.	43,768	1,006,226
*Investment Technology Group, Inc.	3,824	66,423
*Investors Bancorp, Inc.	10,052	139,823
#Janus Capital Group, Inc.	17,800	250,624
Jefferies Group, Inc.	16,953	461,461
JMP Group, Inc.	2,391	18,506
Jones Lang LaSalle, Inc.	3,300	260,304
JPMorgan Chase & Co.	389,906	16,602,197
#*KBW, Inc.	3,585	107,371
Kearny Financial Corp.	10,262	104,980
KeyCorp	70,500	635,910
K-Fed Bancorp	1,291	12,923
*Knight Capital Group, Inc.	9,475	147,336
#Lakeland Bancorp, Inc.	2,574	27,027
Lakeland Financial Corp.	1,700	35,462
Legacy Bancorp, Inc.	1,200	11,244
Legg Mason, Inc.	15,640	495,632
*Leucadia National Corp.	23,300	589,723
Life Partners Holdings, Inc.	1,625	37,538
Lincoln National Corp.	29,250	894,758
Loews Corp.	43,900	1,634,836
*Louisiana Bancorp, Inc.	200	2,960
#M&T Bank Corp.	10,386	907,217
#*Macatawa Bank Corp.	1,493	2,911
MainSource Financial Group, Inc.	1,600	12,944
#*Markel Corp.	1,093	418,444
*Market Leader, Inc.	900	2,025
MarketAxess Holdings, Inc.	3,416	53,700

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Marlin Business Services Corp.	2,500	$28,775
Marsh & McLennan Cos., Inc.	51,387	1,244,593
Marshall & Ilsley Corp.	24,300	221,130
Max Capital Group, Ltd.	3,500	78,050
MB Financial, Inc.	3,900	95,550
*MBIA, Inc.	25,900	248,122
*MCG Capital Corp.	4,800	31,824
Meadowbrook Insurance Group, Inc.	7,513	59,353
Medallion Financial Corp.	3,100	24,800
Mercer Insurance Group, Inc.	1,116	20,479
Merchants Bancshares, Inc.	894	20,821
Mercury General Corp.	6,041	271,785
*Meridian Interstate Bancorp, Inc.	2,501	28,812
MetLife, Inc.	78,236	3,565,997
*Metro Bancorp, Inc.	200	2,714
*MF Global Holdings, Ltd.	12,100	111,562
*MGIC Investment Corp.	11,500	119,945
MidSouth Bancorp, Inc.	900	14,445
Montpelier Re Holdings, Ltd.	8,700	144,420
Moody’s Corp.	23,670	585,122
Morgan Stanley	133,543	4,035,669
*MSCI, Inc.	9,977	345,703
*Nara Bancorp, Inc.	106	954
*NASDAQ OMX Group, Inc. (The)	15,230	319,830
*National Financial Partners Corp.	3,900	60,021
National Interstate Corp.	1,900	39,691
National Penn Bancshares, Inc.	8,044	58,882
*Navigators Group, Inc.	1,900	76,247
NBT Bancorp, Inc.	3,984	97,488
Nelnet, Inc. Class A	2,640	52,694
New England Bancshares, Inc.	1,000	8,400
New Westfield Financial, Inc.	4,099	37,301
New York Community Bancorp, Inc.	29,275	482,159
NewAlliance Bancshares, Inc.	11,700	152,451
*NewStar Financial, Inc.	3,503	26,833
Northeast Community Bancorp, Inc.	1,876	11,462
Northern Trust Corp.	24,100	1,325,018
#Northfield Bancorp, Inc.	5,398	79,674
Northrim Bancorp, Inc.	600	10,356
Northwest Bancshares, Inc.	10,509	131,257
NYMAGIC, Inc.	100	2,220
NYSE Euronext, Inc.	23,193	756,788
OceanFirst Financial Corp.	300	3,858
#*Ocwen Financial Corp.	8,900	102,795
Old National Bancorp	6,203	83,182
Old Republic International Corp.	27,487	412,580
#Old Second Bancorp, Inc.	1,400	8,008
OneBeacon Insurance Group, Ltd.	3,200	51,904
*optionsXpress Holdings, Inc.	5,834	103,554
Oriental Financial Group, Inc.	2,300	38,456
Oritani Financial Corp.	5,347	88,707
Pacific Continental Corp.	1,300	15,067
*Pacific Mercantile Bancorp	1,425	7,111
#PacWest Bancorp	2,792	67,036
Park National Corp.	1,200	82,200
PartnerRe, Ltd.	6,200	480,996
Patriot National Bancorp	200	450
#Peapack-Gladstone Financial Corp.	1,228	17,069
*Penson Worldwide, Inc.	2,800	26,320
Peoples Bancorp, Inc.	1,197	20,756
People’s United Financial, Inc.	40,200	624,306

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*PHH Corp.	7,358	$166,953
*PICO Holdings, Inc.	1,800	63,990
*Pinnacle Financial Partners, Inc.	2,100	32,088
#*Piper Jaffray Cos., Inc.	1,704	67,069
Platinum Underwriters Holdings, Ltd.	5,687	211,613
*PMA Capital Corp.	4,497	30,894
PNC Financial Services Group, Inc.	44,218	2,971,892
*Popular, Inc.	24,900	98,106
#*Portfolio Recovery Associates, Inc.	2,000	132,940
#*Preferred Bank	1,269	2,462
Presidential Life Corp.	3,200	37,696
#Principal Financial Group, Inc.	31,700	926,274
PrivateBancorp, Inc.	2,700	38,664
*ProAssurance Corp.	3,400	207,230
Progressive Corp.	66,336	1,332,690
Prosperity Bancshares, Inc.	4,800	188,256
Protective Life Corp.	6,100	146,827
Provident Financial Services, Inc.	5,262	69,353
Provident New York Bancorp	3,935	40,412
Prudential Financial, Inc.	47,290	3,005,752
QC Holdings, Inc.	2,472	12,830
Radian Group, Inc.	8,700	123,453
#Raymond James Financial, Inc.	10,975	336,274
Regions Financial Corp.	91,312	807,198
Reinsurance Group of America, Inc.	7,190	371,220
RenaissanceRe Holdings, Ltd.	6,600	369,270
Renasant Corp.	2,122	35,077
Republic Bancorp, Inc. Class A	105	2,536
*Republic First Bancorp, Inc.	1,100	4,103
Resource America, Inc.	2,228	13,167
*RiskMetrics Group, Inc.	6,100	136,884
*Riverview Bancorp, Inc.	1,705	6,053
RLI Corp.	2,130	123,540
Rockville Financial, Inc.	2,463	29,704
*Rodman & Renshaw Capital Group, Inc.	2,800	12,096
Roma Financial Corp.	4,086	47,806
Rome Bancorp, Inc.	497	4,274
#S&T Bancorp, Inc.	2,951	70,972
S.Y. Bancorp, Inc.	2,030	48,192
Safety Insurance Group, Inc.	2,200	82,038
Sanders Morris Harris Group, Inc.	3,300	19,701
#Sandy Spring Bancorp, Inc.	1,969	34,359
SCBT Financial Corp.	933	37,124
Seabright Insurance Holdings	2,360	25,677
SEI Investments Co.	18,378	412,770
Selective Insurance Group, Inc.	5,100	85,221
*SI Financial Group, Inc.	1,500	9,570
*Signature Bank	3,760	151,829
Simmons First National Corp.	1,872	52,566
*SLM Corp.	41,268	505,120
Smithtown Bancorp, Inc.	1,563	7,268
Somerset Hills Bancorp	945	8,335
*Southern Community Financial Corp.	900	2,484
Southside Bancshares, Inc.	1,883	40,628
Southwest Bancorp, Inc.	1,600	23,456
#*St. Joe Co. (The)	9,102	300,730
StanCorp Financial Group, Inc.	4,400	197,824
State Auto Financial Corp.	4,848	86,731
State Bancorp, Inc.	2,047	20,265
State Street Corp.	49,540	2,154,990
StellarOne Corp.	2,851	42,508

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Sterling Bancorp	899	$9,628
Sterling Bancshares, Inc.	8,000	47,040
Stewart Information Services Corp.	500	5,690
*Stifel Financial Corp.	3,421	196,126
Student Loan Corp.	2,000	56,480
Suffolk Bancorp	900	27,945
*Sun Bancorp, Inc.	2,137	11,540
SunTrust Banks, Inc.	50,957	1,508,327
Susquehanna Bancshares, Inc.	4,730	51,557
#*SVB Financial Group	3,891	191,554
SWS Group, Inc.	1,770	19,594
T Rowe Price Group, Inc.	26,125	1,502,449
*Taylor Capital Group, Inc.	730	10,001
TCF Financial Corp.	12,086	225,162
#*TD Ameritrade Holding Corp.	57,659	1,154,333
*Tejon Ranch Co.	1,300	37,388
*Tennessee Commerce Bancorp, Inc.	700	7,161
#*Teton Advisors, Inc.	5	55
*Texas Capital Bancshares, Inc.	4,203	83,640
TFS Financial Corp.	28,420	401,859
*Thomas Weisel Partners Group, Inc.	3,004	23,581
#*TIB Financial Corp.	454	436
Tompkins Financial Corp.	1,426	57,924
Torchmark Corp.	8,400	449,736
Tower Group, Inc.	4,921	113,478
#TowneBank	1,400	22,442
#*TradeStation Group, Inc.	5,240	43,806
Transatlantic Holdings, Inc.	6,479	322,201
Travelers Cos., Inc. (The)	52,340	2,655,732
*Tree.com, Inc.	721	6,561
TriCo Bancshares	1,628	30,997
Trustco Bank Corp.	7,300	48,545
Trustmark Corp.	7,848	192,119
U.S. Bancorp	177,115	4,741,369
UMB Financial Corp.	4,200	176,904
Umpqua Holdings Corp.	6,773	101,189
Union First Market Bankshares Corp.	2,179	36,564
*United America Indemnity, Ltd.	2,053	19,504
#United Bankshares, Inc.	3,563	103,470
*United Community Banks, Inc.	4,124	24,084
*United Community Financial Corp.	1,363	2,726
United Financial Bancorp, Inc.	2,642	36,935
United Fire & Casualty Co.	2,765	63,236
#*United Security Bancshares	1,934	9,091
Unitrin, Inc.	5,200	152,100
Universal Insurance Holdings, Inc.	3,536	17,857
Univest Corp. of Pennsylvania	1,893	37,046
Unum Group	35,400	866,238
Validus Holdings, Ltd.	13,955	356,829
#Valley National Bancorp	13,911	225,915
ViewPoint Financial Group	2,523	42,967
#*Virginia Commerce Bancorp, Inc.	2,610	18,609
*Virtus Investment Partners, Inc.	205	4,967
Waddell & Reed Financial, Inc.	9,300	345,216
Washington Banking Co.	1,539	22,146
Washington Federal, Inc.	9,178	188,791
Washington Trust Bancorp, Inc.	1,700	30,787
*Waterstone Financial, Inc.	2,561	9,885
Webster Financial Corp.	5,000	103,600
Wells Fargo & Co.	508,428	16,834,051
WesBanco, Inc.	2,465	47,525

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Wesco Financial Corp.	817	$309,684
West Bancorporation	2,033	16,528
Westamerica Bancorporation	3,200	188,064
#*Western Alliance Bancorp	966	8,404
Westwood Holdings Group, Inc.	900	34,650
White Mountains Insurance Group, Ltd.	700	240,520
Whitney Holding Corp.	4,600	63,020
#Wilmington Trust Corp.	5,500	95,315
Wilshire Bancorp, Inc.	2,428	26,368
#Wintrust Financial Corp.	2,250	83,925
*World Acceptance Corp.	1,700	59,976
WR Berkley Corp.	17,930	484,110
Yadkin Valley Financial Corp.	671	3,073
Zenith National Insurance Corp.	3,400	128,588
#Zions Bancorporation	11,900	341,887
*ZipRealty, Inc.	3,331	14,656

Total Financials		177,168,396

Health Care — (10.5%)
*A.D.A.M., Inc.	575	2,156
*Abaxis, Inc.	2,463	63,816
Abbott Laboratories	152,800	7,817,248
#*ABIOMED, Inc.	4,543	43,795
*Abraxis Bioscience, Inc.	700	34,979
*Accelrys, Inc.	3,112	21,753
*Accuray, Inc.	5,600	36,064
*Acorda Therapeutics, Inc.	3,200	124,000
*Adolor Corp.	778	1,517
Aetna, Inc.	39,280	1,160,724
*Affymax, Inc.	2,611	62,246
#*Affymetrix, Inc.	8,729	60,579
*Air Methods Corp.	1,457	48,198
*Albany Molecular Research, Inc.	3,400	27,200
*Alexion Pharmaceuticals, Inc.	8,800	482,944
*Alexza Pharmaceuticals, Inc.	1,456	4,863
#*Align Technology, Inc.	8,300	140,934
#*Alkermes, Inc.	8,370	109,647
Allergan, Inc.	30,470	1,940,634
*Alliance HealthCare Services, Inc.	5,000	26,800
#*Allos Therapeutics, Inc.	10,300	81,370
#*Allscripts-Misys Healthcare Solutions, Inc.	15,200	306,584
*Almost Family, Inc.	812	34,396
*Alnylam Pharmaceuticals, Inc.	3,400	57,664
*Alphatec Holdings, Inc.	4,400	29,392
#*AMAG Pharmaceuticals, Inc.	2,000	68,300
#*Amedisys, Inc.	2,934	168,940
America Services Group, Inc.	1,200	20,352
*American Caresource Holding, Inc.	400	816
*American Dental Partners, Inc.	1,985	25,567
#*American Medical Systems Holdings, Inc.	7,100	127,232
#*AMERIGROUP Corp.	6,000	217,440
AmerisourceBergen Corp.	29,920	923,032
*Amgen, Inc.	95,571	5,481,953
*Amicus Therapeutics, Inc.	1,205	3,916
*AMN Healthcare Services, Inc.	6,328	57,838
#*Amsurg Corp.	3,550	73,556
#*Amylin Pharmaceuticals, Inc.	11,780	243,139
*Anadys Pharmaceuticals, Inc.	4,700	11,938
Analogic Corp.	1,441	68,909
*AngioDynamics, Inc.	3,150	50,400
*Anika Therapeutics, Inc.	1,888	13,310

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Ardea Biosciences, Inc.	2,042	$51,867
*Arena Pharmaceuticals, Inc.	9,661	31,398
*Ariad Pharmaceuticals, Inc.	12,600	44,352
#*Arqule, Inc.	4,156	26,474
*Array BioPharma, Inc.	1,000	3,700
*Assisted Living Concepts, Inc.	915	32,116
*athenahealth, Inc.	2,700	78,354
*AtriCure, Inc.	1,383	7,703
#*ATS Medical, Inc.	6,106	24,363
*Auxilium Pharmaceuticals, Inc.	4,600	163,760
Bard (C.R.), Inc.	9,700	839,341
Baxter International, Inc.	59,065	2,789,049
Beckman Coulter, Inc.	6,800	424,320
Becton Dickinson & Co.	23,000	1,756,510
*BioClinica, Inc.	2,162	10,745
#*BioCryst Pharmaceuticals, Inc.	3,400	25,840
*Biodel, Inc.	3,100	13,950
*Biogen Idec, Inc.	26,475	1,409,794
#*BioMarin Pharmaceutical, Inc.	10,300	240,711
*BioMimetic Therapeutics, Inc.	2,915	38,857
*Bio-Rad Laboratories, Inc.	2,213	247,170
*Bio-Reference Labs, Inc.	2,800	65,520
*BioScrip, Inc.	2,900	25,926
*BioSphere Medical, Inc.	2,293	6,214
#*BMP Sunstone Corp.	3,063	16,448
*Boston Scientific Corp.	76,211	524,332
*Bovie Medical Corp.	2,540	13,233
Bristol-Myers Squibb Co.	164,450	4,158,940
*Brookdale Senior Living, Inc.	10,600	227,900
*Bruker BioSciences Corp.	16,390	250,603
*BSD Medical Corp.	410	758
#*Cadence Pharmaceuticals, Inc.	4,900	48,020
*Caliper Life Sciences, Inc.	1,000	4,010
*Cambrex Corp.	3,827	16,801
Cantel Medical Corp.	2,444	48,782
*Capital Senior Living Corp.	3,849	20,246
*Caraco Pharmaceutical Laboratories, Ltd.	3,497	22,556
*Cardiac Science Corp.	3,085	4,813
Cardinal Health, Inc.	32,784	1,137,277
*Cardiovascular Systems, Inc.	200	1,002
*CareFusion Corp.	19,917	549,311
*CAS Medical Systems, Inc.	1,900	2,992
*Catalyst Health Solutions, Inc.	4,200	177,702
*Celera Corp.	2,160	16,135
*Celgene Corp.	44,582	2,761,855
*Celsion Corp.	700	3,570
*Centene Corp.	4,800	109,920
*Cephalon, Inc.	7,295	468,339
#*Cepheid, Inc.	4,900	97,951
*Cerner Corp.	8,500	721,735
*Charles River Laboratories International, Inc.	6,400	214,272
Chemed Corp.	2,300	126,523
Cigna Corp.	27,500	881,650
#*Clinical Data, Inc.	2,347	43,842
*CombiMatrix Corp.	1,107	4,373
*Community Health Systems, Inc.	8,800	359,568
Computer Programs & Systems, Inc.	1,556	70,113
#*Conceptus, Inc.	3,600	68,184
*Conmed Corp.	2,735	60,826
*Continucare Corp.	6,300	21,105
Cooper Cos., Inc.	4,865	189,200

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Corvel Corp.	1,400	$46,620
#*Covance, Inc.	6,600	377,124
*Coventry Health Care, Inc.	13,400	318,116
*Cross Country Healthcare, Inc.	1,700	17,034
*CryoLife, Inc.	3,061	18,703
*Cubist Pharmaceuticals, Inc.	7,273	163,061
*Cutera, Inc.	1,850	21,386
#*Cyberonics, Inc.	2,300	44,919
*Cynosure, Inc.	1,600	20,160
*Cypress Bioscience, Inc.	3,390	17,086
*Cytokinetics, Inc.	3,764	12,120
*Cytori Therapeutics, Inc.	3,900	21,996
*DaVita, Inc.	9,970	622,427
*Dendreon Corp.	11,251	610,029
DENTSPLY International, Inc.	15,100	553,264
*DepoMed, Inc.	3,900	15,717
#*DexCom, Inc.	5,400	59,130
*Dialysis Corp. of America	2,100	23,541
*Dionex Corp.	1,950	159,062
*Durect Corp.	7,649	21,800
*Dyax Corp.	11,509	40,282
*Dynacq Healthcare, Inc.	300	810
*Eclipsys Corp.	5,300	109,604
*Edwards Lifesciences Corp.	5,803	598,173
Eli Lilly & Co.	105,675	3,695,455
*Emergency Medical Services Corp. Class A	2,000	105,760
*Emergent BioSolutions, Inc.	3,179	51,754
Emergent Group, Inc.	1,300	10,218
#*Emeritus Corp.	3,747	83,933
*Endo Pharmaceuticals Holdings, Inc.	13,481	295,234
•#*Endo Pharmaceuticals Solutions	8,600	8,514
*Endologix, Inc.	4,500	20,925
Ensign Group, Inc.	2,800	48,608
#*Enzon Pharmaceuticals, Inc.	4,617	48,848
*eResearch Technology, Inc.	4,700	34,639
*ev3, Inc.	10,059	192,429
#*Exactech, Inc.	1,400	28,644
*Exelixis, Inc.	10,300	59,534
*Express Scripts, Inc.	26,754	2,678,878
*Forest Laboratories, Inc.	29,798	812,293
#*Genomic Health, Inc.	2,998	48,028
*Genoptix, Inc.	1,900	73,511
*Gen-Probe, Inc.	4,794	227,188
*Gentiva Health Services, Inc.	3,177	91,116
*Genzyme Corp.	26,368	1,403,832
#*Geron Corp.	9,900	57,717
*Gilead Sciences, Inc.	89,400	3,546,498
#*Greatbatch, Inc.	2,910	65,009
#*GTx, Inc.	2,703	8,866
*Haemonetics Corp.	2,902	167,910
*Halozyme Therapeutics, Inc.	7,600	64,752
*Hanger Orthopedic Group, Inc.	2,600	48,464
*Hansen Medical, Inc.	700	1,778
*Harvard Bioscience, Inc.	4,139	17,301
*Health Grades, Inc.	4,492	31,489
*Health Management Associates, Inc.	23,724	221,108
*Health Net, Inc.	6,900	151,938
*HealthSouth Corp.	9,122	186,636
*HealthSpring, Inc.	4,900	86,240
*HealthStream, Inc.	2,809	12,640
*Healthways, Inc.	3,100	50,499

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HeartWare International, Inc.	400	$22,496
*Hemispherx Biopharma, Inc.	2,300	1,760
#*Henry Schein, Inc.	9,500	574,465
Hill-Rom Holdings, Inc.	7,105	225,300
*Hi-Tech Pharmacal Co., Inc.	1,129	27,469
#*HMS Holdings Corp.	2,900	155,150
*Hologic, Inc.	28,078	501,754
*Hospira, Inc.	16,114	866,772
#*Human Genome Sciences, Inc.	17,500	484,575
*Humana, Inc.	15,900	726,948
*ICU Medical, Inc.	1,750	62,318
*Idenix Pharmaceuticals, Inc.	1,100	5,082
*Idera Pharmaceuticals, Inc.	3,193	19,988
#*IDEXX Laboratories, Inc.	5,800	383,612
#*Illumina, Inc.	11,746	491,805
*Immucor, Inc.	6,656	142,505
#*ImmunoGen, Inc.	6,184	61,283
#*Immunomedics, Inc.	6,470	22,645
#*Incyte Corp.	11,564	155,189
*Infinity Pharmaceuticals, Inc.	3,056	21,086
*Inspire Pharmaceuticals, Inc.	7,300	50,005
#*Insulet Corp.	5,800	80,040
*Integra LifeSciences Holdings Corp.	2,600	118,118
*IntegraMed America, Inc.	1,494	12,759
*InterMune, Inc.	4,162	177,135
*Intuitive Surgical, Inc.	3,738	1,347,773
Invacare Corp.	3,000	79,290
*InVentiv Health, Inc.	2,663	61,329
*Inverness Medical Innovations, Inc.	8,565	340,716
*IPC The Hospitalist Co.	1,900	58,976
*IRIS International, Inc.	2,045	23,374
*Isis Pharmaceuticals, Inc.	10,843	116,562
*ISTA Pharmaceuticals, Inc.	2,153	8,418
*Jazz Pharmaceuticals, Inc.	3,100	31,434
Johnson & Johnson	275,284	17,700,761
#*Kendle International, Inc.	1,300	21,515
*Kensey Nash Corp.	1,443	32,684
*Kindred Healthcare, Inc.	4,200	74,928
*Kinetic Concepts, Inc.	6,100	264,130
*King Pharmaceuticals, Inc.	25,640	251,272
*K-V Pharmaceutical Co.	300	465
#*Laboratory Corp. of America Holdings	10,900	856,413
Landauer, Inc.	1,220	83,143
*Lannet Co., Inc.	3,087	14,478
*LCA-Vision, Inc.	3,050	25,712
*LeMaitre Vascular, Inc.	1,000	4,940
#*LHC Group, Inc.	2,363	80,578
*Life Technologies Corp.	18,073	988,774
#*LifePoint Hospitals, Inc.	6,445	246,070
#*LIncare Holdings, Inc.	5,672	264,826
#*Luminex Corp.	4,334	70,471
#*Magellan Health Services, Inc.	3,665	154,700
#*MAKO Surgical Corp.	3,200	44,896
#*Mannkind Corp.	13,673	95,027
*Martek Biosciences Corp.	3,448	75,959
#Masimo Corp.	5,690	133,203
*Matrixx Initiatives, Inc.	1,300	6,656
*Maxygen, Inc.	3,953	25,339
McKesson Corp.	27,610	1,789,404
#*MedAssets, Inc.	6,600	150,678
*MedCath Corp.	1,848	18,369

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Medco Health Solutions, Inc.	44,545	$2,624,591
*Medical Action Industries, Inc.	2,396	28,441
*Medicines Co. (The)	1,500	11,010
#*MediciNova, Inc.	740	4,803
Medicis Pharmaceutical Corp. Class A	4,326	109,794
*Medivation, Inc.	3,240	36,158
*Mednax, Inc.	4,400	241,736
*MEDTOX Scientific, Inc.	977	12,515
Medtronic, Inc.	110,304	4,819,182
*Merck & Co., Inc.	335,453	11,754,273
*Merge Healthcare, Inc.	5,633	13,970
Meridian Bioscience, Inc.	4,275	85,457
*Merit Medical Systems, Inc.	3,211	51,922
*Metabolix, Inc.	2,509	31,287
*Metropolitan Health Networks, Inc.	1,125	3,476
#*Mettler Toledo International, Inc.	3,245	407,183
*Micromet, Inc.	6,715	51,168
*Micrus Endovascular Corp.	1,300	26,104
*Millipore Corp.	5,817	617,475
#*Molecular Insight Pharmaceuticals, Inc.	601	1,328
*Molina Healthcare, Inc.	3,094	90,252
*Momenta Pharmaceuticals, Inc.	3,101	43,042
*MWI Veterinary Supply, Inc.	1,200	50,340
#*Mylan, Inc.	29,350	646,580
*Myriad Genetics, Inc.	8,600	206,486
*Myriad Pharmaceuticals, Inc.	3,247	15,943
*Nabi Biopharmaceuticals	6,490	36,474
*Nanosphere, Inc.	2,000	12,600
National Healthcare Corp.	1,784	63,082
National Research Corp.	200	5,178
*Natus Medical, Inc.	1,980	33,739
*Nektar Therapeutics	8,118	113,327
#*Neogen Corp.	2,925	76,898
*Neurocrine Biosciences, Inc.	2,000	6,420
*NovaMed, Inc.	3,861	12,664
*NPS Pharmaceuticals, Inc.	5,995	41,785
#*NuVasive, Inc.	3,900	162,240
*NxStage Medical, Inc.	5,192	66,042
*Obagi Medical Products, Inc.	2,655	35,789
*Odyssey Healthcare, Inc.	4,400	91,652
Omnicare, Inc.	10,440	290,128
*Omnicell, Inc.	2,600	34,710
*Oncothyreon, Inc.	2,700	10,908
*Onyx Pharmaceuticals, Inc.	5,800	167,446
#*Optimer Pharmaceuticals, Inc.	3,500	43,085
*OraSure Technologies, Inc.	6,438	40,817
#*Orexigen Therapeutics, Inc.	4,000	27,120
*Orthovita, Inc.	8,700	34,800
#*OSI Pharmaceuticals, Inc.	6,400	375,488
*Osiris Therapeutics, Inc.	3,300	24,651
*Osteotech, Inc.	1,415	6,014
Owens & Minor, Inc.	6,000	188,700
*Pain Therapeutics, Inc.	5,300	31,800
*Palomar Medical Technologies, Inc.	1,396	17,534
*Par Pharmaceutical Cos., Inc.	4,600	124,844
*Parexel International Corp.	5,425	127,922
#Patterson Cos., Inc.	12,000	383,880
*PDI, Inc.	1,874	16,997
#PDL BioPharma, Inc.	11,616	67,605
*Penwest Pharmaceuticals Co.	3,600	12,636
PerkinElmer, Inc.	12,800	320,640

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Perrigo Co.	9,276	$566,114
*Pfizer, Inc.	789,803	13,205,506
Pharmaceutical Products Development Service, Inc.	10,000	275,000
*Pharmasset, Inc.	3,200	103,680
#*PharMerica Corp.	2,600	50,180
*Phase Forward, Inc.	3,093	51,993
#*Poniard Pharmaceuticals, Inc.	2,809	3,596
*Pozen, Inc.	2,100	22,743
*Progenics Pharmaceuticals, Inc.	2,600	16,744
*Prospect Medical Holdings, Inc.	1,283	8,647
*Providence Service Corp.	2,200	36,542
#*PSS World Medical, Inc.	6,516	152,670
*Psychiatric Solutions, Inc.	5,300	170,501
#Quality Systems, Inc.	2,800	179,228
Quest Diagnostics, Inc.	18,434	1,053,687
#*Quidel Corp.	2,300	33,902
*Quigley Corp.	1,100	2,090
*Regeneration Technologies, Inc.	5,098	19,525
*Regeneron Pharmaceuticals, Inc.	7,500	191,475
*RehabCare Group, Inc.	2,500	71,300
*Repligen Corp.	3,600	12,636
*Res-Care, Inc.	3,700	43,068
#*ResMed, Inc.	7,200	492,696
#*Rigel Pharmaceuticals, Inc.	4,341	33,730
*Rochester Medical Corp.	1,592	19,088
*Rockwell Medical Technologies, Inc.	1,400	8,134
*Salix Pharmaceuticals, Ltd.	6,200	249,240
#*Sangamo BioSciences, Inc.	3,800	23,408
*Santarus, Inc.	4,400	14,432
*Savient Pharmaceuticals, Inc.	4,100	59,450
*Seattle Genetics, Inc.	9,820	123,732
*SenoRx, Inc.	1,200	11,808
#*Sequenom, Inc.	6,679	41,410
*Sirona Dental Systems, Inc.	5,800	241,802
*Skilled Healthcare Group, Inc.	2,400	16,056
*Somanetics Corp.	1,600	32,368
*SonoSite, Inc.	2,100	70,392
*Spectranetics Corp.	4,200	28,644
#*Spectrum Pharmaceuticals, Inc.	2,250	11,610
*St. Jude Medical, Inc.	33,055	1,349,305
#*Stereotaxis, Inc.	4,700	22,325
#Steris Corp.	5,700	189,696
*Strategic Diagnostics, Inc.	2,791	5,191
Stryker Corp.	38,250	2,197,080
*Sucampo Pharmaceuticals, Inc.	900	3,699
*Sun Healthcare Group, Inc.	4,100	36,654
*Sunrise Senior Living, Inc.	3,900	21,684
*SuperGen, Inc.	6,537	19,284
#*SurModics, Inc.	1,100	20,460
*Symmetry Medical, Inc.	3,300	38,148
*Synovis Life Technologies, Inc.	1,397	20,676
*Synta Pharmaceuticals Corp.	2,600	10,556
#*Targacept, Inc.	2,777	66,093
Techne Corp.	4,133	273,811
Teleflex, Inc.	4,020	246,506
*Tenet Healthcare Corp.	47,800	298,750
#*Theravance, Inc.	6,800	114,036
*Thermo Fisher Scientific, Inc.	40,396	2,233,091
#*Thoratec Corp.	6,400	285,376
*TomoTherapy, Inc.	6,900	26,841
*TranS1, Inc.	2,100	6,783

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Transcend Services, Inc.	800	$11,896
*Transcept Pharmaceuticals, Inc.	133	1,367
#*Triple-S Management Corp.	2,900	52,780
*Trubion Pharmaceuticals, Inc.	800	3,072
*U.S. Physical Therapy, Inc.	902	15,821
#*United Therapeutics Corp.	5,000	284,450
*UnitedHealth Group, Inc.	116,255	3,523,689
*Universal American Corp.	8,200	125,870
Universal Health Services, Inc.	10,200	378,624
Utah Medical Products, Inc.	276	7,703
*Valeant Pharmaceuticals International	7,965	358,425
*Vanda Pharmaceuticals, Inc.	2,400	20,088
#*Varian Medical Systems, Inc.	11,800	665,284
#*Varian, Inc.	2,800	145,012
*Vascular Solutions, Inc.	2,700	26,730
#*VCA Antech, Inc.	8,100	230,526
#*Vertex Pharmaceuticals, Inc.	18,400	713,368
*Vical, Inc.	6,258	22,654
*Viropharma, Inc.	7,500	95,400
*Virtual Radiologic Corp.	1,486	18,575
*Vital Images, Inc.	2,220	35,032
#*Vivus, Inc.	5,800	59,102
#*Volcano Corp.	6,070	145,801
#*Waters Corp.	9,400	676,706
*Watson Pharmaceuticals, Inc.	10,800	462,456
*WellCare Health Plans, Inc.	3,400	97,342
*WellPoint, Inc.	46,121	2,481,310
West Pharmaceutical Services, Inc.	3,695	154,636
#*Wright Medical Group, Inc.	3,195	60,002
*XenoPort, Inc.	1,700	17,680
Young Innovations, Inc.	1,000	25,170
*Zimmer Holdings, Inc.	21,780	1,326,620
*Zoll Medical Corp.	1,200	36,660
*Zymogenetics, Inc.	5,400	32,076

Total Health Care		154,279,864

Industrials — (10.4%)
*3D Systems Corp.	3,119	48,532
3M Co.	66,423	5,889,727
A.O. Smith Corp.	2,300	118,749
*A.T. Cross Co.	845	3,980
AAON, Inc.	2,050	49,487
*AAR Corp.	4,715	114,952
ABM Industries, Inc.	5,978	128,467
*Acacia Technologies Group	3,410	50,741
*ACCO Brands Corp.	5,418	49,466
Aceto Corp.	1,500	10,005
Actuant Corp.	4,600	105,478
Acuity Brands, Inc.	4,282	193,589
Administaff, Inc.	3,000	66,420
*Advisory Board Co. (The)	1,800	59,274
#*Aecom Technology Corp.	10,600	318,742
*Aerovironment, Inc.	1,600	41,888
#*AGCO Corp.	8,600	301,172
Aircastle, Ltd.	11,300	135,713
#*AirTran Holdings, Inc.	5,406	28,544
Alamo Group, Inc.	789	18,589
*Alaska Air Group, Inc.	2,816	116,611
Albany International Corp.	2,000	50,940
Alexander & Baldwin, Inc.	3,730	132,713
#*Allegiant Travel Co.	2,100	108,003

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Alliant Techsystems, Inc.	3,650	$295,321
*Allied Defense Group, Inc.	700	3,738
*Amerco, Inc.	2,500	156,125
#*American Commercial Lines, Inc.	1,000	20,400
American Railcar Industries, Inc.	2,374	38,815
*American Reprographics Co.	5,000	49,950
American Science & Engineering, Inc.	1,100	82,665
#*American Superconductor Corp.	4,600	134,228
American Woodmark Corp.	1,214	28,056
Ameron International Corp.	1,000	69,390
Ametek, Inc.	10,500	454,125
Ampco-Pittsburgh Corp.	1,064	27,355
#*AMR Corp.	30,700	226,566
*APAC Customer Services, Inc.	6,100	35,075
Apogee Enterprises, Inc.	3,000	41,220
Applied Industrial Technologies, Inc.	4,975	153,130
Applied Signal Technologies, Inc.	1,500	28,035
*Argan, Inc.	1,600	18,176
*Argon ST, Inc.	2,139	55,614
Arkansas Best Corp.	3,000	91,380
*Armstrong World Industries, Inc.	6,000	261,300
#*Astec Industries, Inc.	2,360	78,163
*ATC Technology Corp.	2,100	42,924
*Atlas Air Worldwide Holdings, Inc.	1,827	100,978
Avery Dennison Corp.	7,401	288,861
*Avis Budget Group, Inc.	1,900	28,728
AZZ, Inc.	1,630	66,211
Badger Meter, Inc.	1,600	66,176
*Baker (Michael) Corp.	800	28,272
Baldor Electric Co.	4,900	188,209
Barnes Group, Inc.	5,809	120,827
Barrett Business Services, Inc.	1,861	28,659
*BE Aerospace, Inc.	9,300	276,303
*Beacon Roofing Supply, Inc.	5,790	128,538
Belden, Inc.	4,700	129,062
#*Blount International, Inc.	5,248	58,883
*BlueLinx Holdings, Inc.	3,154	15,802
Boeing Co. (The)	72,650	5,262,040
Bowne & Co., Inc.	2,923	32,679
Brady Co. Class A	4,590	157,712
Briggs & Stratton Corp.	4,900	116,326
Brink’s Co. (The)	4,700	125,161
*BTU International, Inc.	600	3,588
Bucyrus International, Inc.	7,200	453,672
#*Builders FirstSource, Inc.	357	1,360
*C&D Technologies, Inc.	800	1,160
C.H. Robinson Worldwide, Inc.	16,400	988,920
#Carlisle Cos., Inc.	6,900	260,337
Cascade Corp.	1,095	38,172
*Casella Waste Systems, Inc.	925	4,773
Caterpillar, Inc.	61,609	4,194,957
#*CBIZ, Inc.	7,900	55,379
CDI Corp.	2,400	41,832
*Celadon Group, Inc.	2,769	41,341
#*Cenveo, Inc.	5,700	48,849
*Ceradyne, Inc.	2,710	60,162
*Chart Industries, Inc.	3,900	89,661
Chase Corp.	1,500	19,695
*Cintas Corp.	13,630	371,418
CIRCOR International, Inc.	1,580	54,447
CLAROC, Inc.	4,900	185,318

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Clean Harbors, Inc.	2,700	$171,261
*Coleman Cable, Inc.	300	1,719
*Columbus McKinnon Corp.	2,000	36,060
Comfort Systems USA, Inc.	5,229	73,624
*Command Security Corp.	1,831	4,669
*Consolidated Graphics, Inc.	700	29,337
#*Continental Airlines, Inc.	11,398	254,745
Con-way, Inc.	4,723	183,441
Cooper Industries P.L.C.	15,981	784,667
*Copart, Inc.	8,899	317,605
*Cornell Cos., Inc.	1,700	46,750
Corporate Executive Board Co.	3,488	95,780
*Corrections Corp. of America	11,900	246,568
#*CoStar Group, Inc.	2,156	94,756
Courier Corp.	1,460	25,097
#*Covanta Holding Corp.	16,535	289,032
*Covenant Transportation Group, Inc.	100	740
*CPI Aerostructures, Inc.	541	4,842
*CRA International, Inc.	1,100	25,553
Crane Co.	5,100	183,294
CSX Corp.	40,100	2,247,605
Cubic Corp.	3,035	113,236
Cummins, Inc.	19,600	1,415,708
Curtiss-Wright Corp.	4,800	171,216
Danaher Corp.	31,660	2,668,305
Deere & Co.	42,191	2,523,866
*Delta Air Lines, Inc.	73,962	893,461
Deluxe Corp.	5,100	106,947
Diamond Management & Technology Consultants, Inc.	2,700	21,924
*Dollar Thrifty Automotive Group, Inc.	2,400	105,576
Donaldson Co., Inc.	7,600	351,880
Dover Corp.	19,380	1,012,024
Ducommun, Inc.	1,500	34,335
Dun & Bradstreet Corp. (The)	5,291	407,248
*DXP Enterprises, Inc.	1,614	26,776
*Dycom Industries, Inc.	3,734	39,655
*Dynamex, Inc.	890	15,744
Dynamic Materials Corp.	900	16,164
*DynCorp International, Inc. Class A	6,480	111,456
Eastern Co.	600	9,750
Eaton Corp.	16,720	1,290,115
*EMCOR Group, Inc.	6,800	194,208
Emerson Electric Co.	75,240	3,929,785
Encore Wire Corp.	2,625	58,301
#*Ener1, Inc.	12,646	52,607
#*Energy Conversion Devices, Inc.	3,300	23,496
*Energy Recovery, Inc.	2,000	12,060
EnergySolutions, Inc.	10,900	79,025
#*EnerNOC, Inc.	2,300	66,884
*EnerSys, Inc.	5,000	129,400
Ennis, Inc.	3,000	55,470
*EnPro Industries, Inc.	1,500	47,370
Equifax, Inc.	13,079	439,454
ESCO Technologies, Inc.	2,486	76,693
*Esterline Technologies Corp.	4,660	259,935
#*Evergreen Solar, Inc.	1,722	1,929
Expeditors International of Washington, Inc.	20,936	852,933
*Exponent, Inc.	1,900	56,639
#Fastenal Co.	14,900	814,881
Federal Signal Corp.	5,347	43,097
FedEx Corp.	31,043	2,794,180

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*First Solar, Inc.	7,350	$1,055,092
*Flanders Corp.	3,983	15,335
Flowserve Corp.	5,800	664,564
Fluor Corp.	17,330	915,717
#Forward Air Corp.	3,046	85,349
Franklin Electric Co., Inc.	2,922	102,241
Freightcar America, Inc.	1,200	34,344
#*FTI Consulting, Inc.	5,469	224,940
*Fuel Tech, Inc.	1,700	12,767
#*FuelCell Energy, Inc.	5,374	14,778
*Furmanite Corp.	2,500	12,750
G & K Services, Inc. Class A	1,900	52,231
Gardner Denver Machinery, Inc.	6,000	301,740
GATX Corp.	4,600	150,144
#*Genco Shipping & Trading, Ltd.	2,800	64,848
*Gencor Industries, Inc.	400	3,128
*GenCorp, Inc.	8,470	52,683
#*General Cable Corp.	4,500	128,565
General Dynamics Corp.	38,859	2,967,273
General Electric Co.	1,035,723	19,533,736
*Genesee & Wyoming, Inc.	3,920	153,272
*GEO Group, Inc. (The)	5,545	117,443
*GeoEye, Inc.	1,926	54,891
*Gibraltar Industries, Inc.	3,140	47,163
Goodrich Corp.	12,100	897,578
Gorman-Rupp Co. (The)	1,563	43,592
*GP Strategies Corp.	1,842	14,865
Graco, Inc.	5,725	198,543
*Graftech International, Ltd.	12,200	205,692
Graham Corp.	1,800	32,130
Granite Construction, Inc.	4,300	144,523
Great Lakes Dredge & Dock Corp.	6,976	37,810
*Greenbrier Cos., Inc.	1,200	19,536
*Griffon Corp.	5,806	81,865
*H&E Equipment Services, Inc.	3,900	46,059
Hardinge, Inc.	700	7,000
Harsco Corp.	7,288	225,636
*Hawaiian Holdings, Inc.	5,492	38,993
Healthcare Services Group, Inc.	5,270	113,252
Heartland Express, Inc.	9,019	149,174
HEICO Corp.	1,500	64,605
HEICO Corp. Class A	2,406	80,706
Heidrick & Struggles International, Inc.	1,861	49,149
Herman Miller, Inc.	5,553	117,835
*Hertz Global Holdings, Inc.	41,900	605,874
#*Hexcel Corp.	8,270	133,974
*Hill International, Inc.	4,200	26,964
HNI Corp.	3,473	107,802
*Hoku Corp.	1,382	4,077
Honeywell International, Inc.	73,930	3,509,457
Horizon Lines, Inc.	2,800	15,316
Houston Wire & Cable Co.	2,097	27,576
*Hub Group, Inc. Class A	3,214	102,880
Hubbell, Inc. Class B	5,742	266,831
*Hudson Highland Group, Inc.	500	2,805
*Hurco Cos., Inc.	883	17,183
*Huron Consulting Group, Inc.	1,650	38,643
*ICF International, Inc.	1,750	40,530
IDEX Corp.	8,975	301,560
*IHS, Inc.	6,154	311,823
*II-VI, Inc.	3,748	134,403

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Illinois Tool Works, Inc.	50,398	$2,575,338
*Innerworkings, Inc.	5,800	34,684
*Innovative Solutions & Support, Inc.	3,312	19,276
*Insituform Technologies, Inc.	4,000	95,880
Insteel Industries, Inc.	2,000	24,520
#*Integrated Electrical Services, Inc.	1,807	11,258
Interface, Inc. Class A	5,100	66,708
*Interline Brands, Inc.	3,492	72,669
International Shipholding Corp.	933	28,307
*Intersections, Inc.	2,400	12,792
#Iron Mountain, Inc.	20,632	518,895
ITT Industries, Inc.	18,000	1,000,260
J.B. Hunt Transport Services, Inc.	12,900	475,494
*Jacobs Engineering Group, Inc.	12,300	593,106
#*JetBlue Airways Corp.	26,500	148,135
John Bean Technologies Corp.	3,100	56,947
Joy Global, Inc.	10,425	592,244
*Kadant, Inc.	900	18,009
Kaman Corp. Class A	2,316	63,482
#*Kansas City Southern	9,500	385,225
Kaydon Corp.	3,790	157,778
KBR, Inc.	17,390	383,971
*Kelly Services, Inc. Class A	2,711	43,593
Kennametal, Inc.	7,000	230,020
*Key Technology, Inc.	844	11,706
*Kforce, Inc.	4,567	63,436
Kimball International, Inc. Class B	2,500	20,100
#*Kirby Corp.	5,750	241,960
#Knight Transportation, Inc.	8,406	178,964
Knoll, Inc.	4,500	62,910
*Korn/Ferry International	5,170	83,806
L-3 Communications Holdings, Inc.	11,419	1,068,476
*LaBarge, Inc.	1,681	20,777
*Ladish Co., Inc.	2,000	54,980
Landstar System, Inc.	4,810	212,698
*Layne Christensen Co.	1,700	46,546
*LECG Corp.	2,849	9,573
Lennox International, Inc.	5,600	253,456
Lincoln Electric Holdings, Inc.	4,597	275,544
#Lindsay Corp.	1,000	38,030
*LMI Aerospace, Inc.	2,000	34,520
Lockheed Martin Corp.	35,800	3,039,062
LSI Industries, Inc.	2,400	16,872
*Lydall, Inc.	600	4,836
*M&F Worldwide Corp.	2,000	61,320
#Manitowoc Co., Inc. (The)	10,200	142,902
*Manpower, Inc.	8,363	469,164
*Marten Transport, Ltd.	2,239	48,922
Masco Corp.	33,368	541,563
#*MasTec, Inc.	8,158	102,057
*McDermott International, Inc.	21,920	600,827
McGrath Rentcorp	2,686	69,809
*Metalico, Inc.	4,600	30,360
Met-Pro Corp.	1,935	19,679
*MFRI, Inc.	1,091	7,408
#*Microvision, Inc.	6,200	19,406
#*Middleby Corp.	1,800	110,016
Miller Industries, Inc.	1,376	19,677
Mine Safety Appliances Co.	3,895	114,474
*Mobile Mini, Inc.	4,138	68,774
#*Monster Worldwide, Inc.	12,900	224,847

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Moog, Inc.	3,995	$148,494
MSC Industrial Direct Co., Inc. Class A	4,600	250,654
Mueller Industries, Inc.	4,400	130,460
Mueller Water Products, Inc.	12,110	67,816
Multi-Color Corp.	1,486	18,590
NACCO Industries, Inc. Class A	533	46,339
National Technical Systems, Inc.	1,200	6,312
*Navigant Consulting, Inc.	4,323	55,680
*Navistar International Corp.	6,260	302,608
Nordson Corp.	3,485	250,293
Norfolk Southern Corp.	37,500	2,224,875
*North American Galvanizing & Coating, Inc.	2,666	19,995
Northrop Grumman Corp.	31,628	2,145,327
*Northwest Pipe Co.	1,100	26,532
#*Ocean Power Technologies, Inc.	300	2,052
*Old Dominion Freight Line, Inc.	4,050	145,314
Omega Flex, Inc.	1,444	17,675
*On Assignment, Inc.	4,296	30,201
*Orbital Sciences Corp.	6,400	117,632
*Orion Marine Group, Inc.	2,500	47,400
*Oshkosh Corp.	9,100	351,442
Otter Tail Corp.	2,201	48,906
*Owens Corning	11,159	388,110
*P.A.M. Transportation Services, Inc.	492	7,793
Paccar, Inc.	35,614	1,656,763
Pall Corp.	12,600	491,274
Parker Hannifin Corp.	16,140	1,116,565
*Park-Ohio Holdings Corp.	1,300	16,731
Pentair, Inc.	10,700	386,912
*Pike Electric Corp.	3,998	42,978
*Pinnacle Airlines Corp.	800	5,848
#Pitney Bowes, Inc.	19,738	501,345
*PMFG, Inc.	400	5,752
*Polypore International, Inc.	5,100	90,321
Portec Rail Products, Inc.	1,021	12,068
*Powell Industries, Inc.	1,300	43,654
*PowerSecure International, Inc.	2,600	29,276
Precision Castparts Corp.	13,908	1,784,953
*PRGX Global, Inc.	2,100	14,196
*Protection One, Inc.	3,076	47,586
*Quality Distribution, Inc.	2,800	19,600
Quanex Building Products Corp.	1,200	22,800
*Quanta Services, Inc.	19,413	390,784
R. R. Donnelley & Sons Co.	19,580	420,774
Raven Industries, Inc.	1,804	54,769
#Raytheon Co.	39,075	2,278,072
*RBC Bearings, Inc.	1,740	54,914
*RCM Technologies, Inc.	395	1,623
#Regal-Beloit Corp.	3,564	225,494
*Republic Airways Holdings, Inc.	1,900	11,894
Republic Services, Inc.	37,124	1,151,958
*Resources Connection, Inc.	6,900	121,026
Robbins & Myers, Inc.	3,100	80,321
#Robert Half International, Inc.	14,550	398,379
Rockwell Automation, Inc.	15,350	932,052
Rockwell Collins, Inc.	16,000	1,040,000
Rollins, Inc.	11,280	245,340
Roper Industries, Inc.	9,300	567,486
*RSC Holdings, Inc.	12,300	112,791
*Rush Enterprises, Inc. Class A	3,300	53,526
Ryder System, Inc.	5,850	272,142

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Saia, Inc.	1,550	$25,684
Schawk, Inc.	2,653	50,274
#*School Specialty, Inc.	1,749	41,032
*SFN Group, Inc.	2,400	20,520
*Shaw Group, Inc.	8,600	329,208
SIFCO Industries, Inc.	100	1,386
Simpson Manufacturing Co., Inc.	4,779	162,438
SkyWest, Inc.	4,800	71,904
*SL Industries, Inc.	856	9,031
Southwest Airlines Co.	76,013	1,001,851
*Sparton Corp.	400	2,336
*Spire Corp.	1,300	4,589
#*Spirit Aerosystems Holdings, Inc.	10,200	226,236
SPX Corp.	5,600	391,328
*Standard Parking Corp.	1,343	22,683
Standard Register Co.	1,800	9,270
Standex International Corp.	1,920	45,830
#*Stanley, Inc.	1,900	60,097
Steelcase, Inc. Class A	4,600	37,766
*Stericycle, Inc.	8,600	506,540
*Sterling Construction Co., Inc.	1,200	21,000
Sun Hydraulics, Inc.	1,690	47,337
*SunPower Corp. Class A	600	9,930
*SunPower Corp. Class B	2,984	44,879
Superior Uniform Group, Inc.	162	1,667
#*SYKES Enterprises, Inc.	5,595	127,174
*Taser International, Inc.	5,800	27,434
*Team, Inc.	1,100	19,140
*Tecumseh Products Co. Class A	900	11,502
*Teledyne Technologies, Inc.	3,500	152,600
Tennant Co.	2,148	74,085
#*Terex Corp.	10,100	267,852
#*Tetra Tech, Inc.	5,900	143,665
#Textainer Group Holdings, Ltd.	3,800	87,248
Textron, Inc.	25,800	589,272
*Thomas & Betts Corp.	5,500	230,670
Timken Co.	10,020	352,504
#Titan International, Inc.	3,598	44,651
#*Titan Machinery, Inc.	2,100	30,198
Todd Shipyards Corp.	700	11,116
Toro Co.	3,540	201,568
#Towers Watson & Co.	4,950	237,600
*Trailer Bridge, Inc.	1,126	5,799
TransDigm Group, Inc.	5,100	281,877
*TRC Cos., Inc.	3,000	9,300
Tredegar Industries, Inc.	3,454	58,925
*Trex Co., Inc.	1,800	44,082
*Trimas Corp.	4,700	47,799
Trinity Industries, Inc.	8,400	209,076
Triumph Group, Inc.	1,961	152,095
#*TrueBlue, Inc.	4,918	77,655
#*Tutor Perini Corp.	4,754	115,380
Twin Disc, Inc.	1,800	25,416
*U.S. Home Systems, Inc.	1,400	4,886
#*UAL Corp.	16,600	358,228
*Ultralife Corp.	2,100	8,799
Union Pacific Corp.	51,000	3,858,660
United Parcel Service, Inc.	69,750	4,822,515
#*United Rentals, Inc.	6,800	97,648
*United Stationers, Inc.	2,686	164,437
United Technologies Corp.	93,470	7,005,576

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Universal Forest Products, Inc.	2,253	$94,739
*Universal Truckload Services, Inc.	2,099	38,328
*URS Corp.	8,903	457,169
#*US Airways Group, Inc.	15,083	106,637
US Ecology, Inc.	2,200	34,320
*USA Truck, Inc.	1,545	28,459
#*USG Corp.	9,900	233,640
UTi Worldwide, Inc.	8,800	139,480
Valmont Industries, Inc.	2,600	216,554
*Versar, Inc.	1,500	4,935
Viad Corp.	1,350	31,590
*Vicor Corp.	4,135	62,521
Virco Manufacturing Corp.	1,718	6,185
*Volt Information Sciences, Inc.	2,100	26,334
VSE Corp.	800	32,152
W.W. Grainger, Inc.	7,300	806,942
Wabtec Corp.	4,860	231,239
*Waste Connections, Inc.	8,050	288,110
Waste Management, Inc.	49,092	1,702,511
*Waste Services, Inc.	5,100	57,324
Watsco, Inc. Class A	2,900	171,738
Watts Water Technologies, Inc.	3,070	108,924
*WCA Waste Corp.	2,500	12,400
#Werner Enterprises, Inc.	8,692	194,875
#*WESCO International, Inc.	4,462	181,246
*Willis Lease Finance Corp.	400	5,616
Woodward Governor Co.	6,200	198,710

Total Industrials		152,214,555

Information Technology — (17.0%)
*3PAR, Inc.	6,700	62,511
#Accenture, Ltd.	60,830	2,654,621
*ACI Worldwide, Inc.	3,900	73,281
*Acme Packet, Inc.	6,500	169,910
*Actel Corp.	2,800	43,456
*ActivIdentity Corp.	6,106	17,891
Activision Blizzard, Inc.	123,516	1,368,557
*Actuate Corp.	5,359	30,332
*Acxiom Corp.	11,119	212,151
*Adaptec, Inc.	10,595	32,739
*ADDvantage Technologies Group, Inc.	400	1,144
*Adobe Systems, Inc.	51,158	1,718,397
Adtran, Inc.	7,300	195,421
*Advanced Analogic Technologies, Inc.	5,128	19,486
*Advanced Energy Industries, Inc.	4,898	72,099
*Advanced Micro Devices, Inc.	70,548	639,165
*Advent Software, Inc.	2,689	121,489
*Agilent Technologies, Inc.	34,400	1,247,344
Agilysys, Inc.	2,000	21,700
#*Akamai Technologies, Inc.	18,000	698,940
#*Alliance Data Systems Corp.	6,300	472,878
Altera Corp.	28,410	720,478
*Amdocs, Ltd.	21,611	690,255
American Software, Inc. Class A	2,776	17,739
#*Amkor Technology, Inc.	15,300	115,362
Amphenol Corp.	17,400	804,054
*Anadigics, Inc.	8,617	43,344
Analog Devices, Inc.	28,400	850,012
*Anaren, Inc.	1,739	25,772
#*Anixter International, Inc.	3,900	204,360
#*Ansys, Inc.	9,236	415,620

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*AOL, Inc.	11,162	$260,744
*Apple, Inc.	89,260	23,307,571
Applied Materials, Inc.	131,079	1,806,269
*Applied Micro Circuits Corp.	8,159	92,034
*ArcSight, Inc.	3,300	75,009
*Ariba, Inc.	8,600	122,722
*Arris Group, Inc.	12,400	152,396
*Arrow Electronics, Inc.	12,374	377,407
*Art Technology Group, Inc.	13,375	57,245
*Aruba Networks, Inc.	8,900	111,784
#*Atheros Communications, Inc.	7,060	274,210
*Atmel Corp.	46,843	254,826
#*ATMI, Inc.	3,222	58,415
*Autodesk, Inc.	21,900	744,819
Automatic Data Processing, Inc.	50,647	2,196,054
*Aviat Networks, Inc.	6,079	39,513
*Avid Technology, Inc.	3,971	57,977
*Avnet, Inc.	15,383	491,795
AVX Corp.	19,987	308,799
*Aware, Inc.	2,752	6,852
Bel Fuse, Inc. Class B	1,298	30,399
*Benchmark Electronics, Inc.	7,392	159,963
*BigBand Networks, Inc.	6,604	21,793
Black Box Corp.	2,047	63,846
#Blackbaud, Inc.	3,996	92,108
*Blackboard, Inc.	2,900	123,395
*Blue Coat Systems, Inc.	3,500	113,855
*BMC Software, Inc.	18,095	712,219
*Bottomline Technologies, Inc.	2,019	35,131
*Brightpoint, Inc.	7,278	58,879
#Broadcom Corp.	42,450	1,464,100
Broadridge Financial Solutions, Inc.	14,230	338,816
*Brocade Communications Systems, Inc.	40,529	263,033
*Brooks Automation, Inc.	4,641	45,111
CA, Inc.	51,030	1,163,994
*Cabot Microelectronics Corp.	2,700	103,572
#*CACI International, Inc.	3,035	143,950
*Cadence Design Systems, Inc.	26,000	193,960
*CalAmp Corp.	2,761	7,869
*Callidus Software, Inc.	3,480	11,032
*Cascade Microtech, Inc.	1,242	5,974
Cass Information Systems, Inc.	1,300	41,340
*Cavium Networks, Inc.	3,724	102,820
*CEVA, Inc.	2,500	30,600
*Checkpoint Systems, Inc.	4,385	99,057
*Ciber, Inc.	5,000	19,850
#*Ciena Corp.	9,843	181,997
*Cirrus Logic, Inc.	7,408	94,156
*Cisco Sytems, Inc.	553,000	14,886,760
*Citrix Systems, Inc.	18,500	869,500
*Cogent, Inc.	10,960	113,436
Cognex Corp.	3,680	76,949
*Cognizant Technology Solutions Corp.	27,890	1,427,410
Cohu, Inc.	1,500	24,225
#*CommScope, Inc.	8,200	267,156
Communications Systems, Inc.	1,155	14,830
*CommVault Systems, Inc.	4,405	92,285
*Compellent Technologies, Inc.	2,300	28,911
*Computer Sciences Corp.	16,200	848,718
*Computer Task Group, Inc.	400	3,756
*Compuware Corp.	25,129	216,109

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*comScore, Inc.	3,175	$57,626
*Comtech Telecommunications Corp.	2,516	78,600
*Comverge, Inc.	2,600	29,484
#*Concur Technologies, Inc.	5,100	213,741
#*Constant Contact, Inc.	2,570	65,664
*Convergys Corp.	13,000	164,320
Corning, Inc.	149,324	2,874,487
*CPI International, Inc.	2,100	28,203
*Cray, Inc.	4,250	28,730
*Cree, Inc.	9,450	691,834
*CSG Systems International, Inc.	3,600	81,792
CTS Corp.	800	8,400
*CyberOptics Corp.	1,199	13,297
#*CyberSource Corp.	7,888	202,564
*Cymer, Inc.	3,000	102,450
*Cypress Semiconductor Corp.	16,538	213,175
Daktronics, Inc.	3,790	31,760
*Datalink Corp.	2,266	10,197
*DDi Corp.	2,858	24,464
#*DealerTrack Holdings, Inc.	4,579	69,830
*Dell, Inc.	186,971	3,025,191
*Deltek, Inc.	5,273	41,499
#*DemandTec, Inc.	2,562	17,319
*DG FastChannel, Inc.	2,800	98,504
*Dice Holdings, Inc.	4,800	41,616
Diebold, Inc.	5,900	184,965
*Digi International, Inc.	2,040	21,848
*Digimarc Corp.	922	16,605
#*Digital River, Inc.	3,500	97,790
*Diodes, Inc.	3,050	65,484
*DivX, Inc.	3,993	33,381
*Dolby Laboratories, Inc.	5,760	395,827
*Double-Take Software, Inc.	1,500	16,125
*DSP Group, Inc.	3,285	26,838
DST Systems, Inc.	5,200	220,740
#*DTS, Inc.	2,000	66,480
*Dynamics Research Corp.	1,200	17,160
Earthlink, Inc.	11,100	100,122
*eBay, Inc.	121,940	2,903,391
#*Ebix, Inc.	4,821	78,438
#*Echelon Corp.	4,566	43,149
*EchoStar Corp.	4,501	86,464
*Edgewater Technology, Inc.	1,000	3,160
Electro Rent Corp.	2,590	37,011
*Electro Scientific Industries, Inc.	1,924	26,493
*Electronic Arts, Inc.	24,680	478,052
*Electronics for Imaging, Inc.	5,985	76,907
*eLoyalty Corp.	1,000	7,000
*EMC Corp.	202,763	3,854,525
*EMS Technologies, Inc.	2,478	39,375
*Emulex Corp.	5,100	59,925
*Epicor Software Corp.	9,000	82,620
#*EPIQ Systems, Inc.	5,558	66,974
*ePlus, Inc.	1,000	18,610
#*Equinix, Inc.	4,030	405,620
*Euronet Worldwide, Inc.	5,430	86,500
*Exar Corp.	100	739
*ExlService Holdings, Inc.	2,510	39,959
*Extreme Networks	3,700	12,321
*F5 Networks, Inc.	8,150	557,704
FactSet Research Systems, Inc.	4,550	342,251

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Fair Isaac Corp.	5,166	$108,796
*Fairchild Semiconductor Corp. Class A	12,759	143,156
*FalconStor Software, Inc.	5,118	15,303
*Faro Technologies, Inc.	2,400	60,504
#*FEI Co.	5,430	122,175
Fidelity National Information Services, Inc.	36,707	965,027
*Fiserv, Inc.	15,200	776,568
*FLIR Systems, Inc.	16,200	495,558
#*FormFactor, Inc.	6,406	96,154
*Forrester Research, Inc.	2,450	78,670
*Frequency Electronics, Inc.	798	4,421
*Gartner Group, Inc.	9,400	226,352
*Gerber Scientific, Inc.	2,901	20,887
*Global Cash Access, Inc.	9,450	82,026
Global Payments, Inc.	8,401	359,647
*Globecomm Systems, Inc.	2,474	19,272
*Google, Inc.	23,837	12,524,913
*GSE Systems, Inc.	1,745	9,772
*GSI Commerce, Inc.	6,646	181,104
*GSI Technology, Inc.	3,200	20,704
*GTSI Corp.	200	1,280
*Guidance Software, Inc.	407	2,393
*Hackett Group, Inc.	5,500	15,455
*Harmonic, Inc.	9,800	67,032
Harris Corp.	12,440	640,411
Heartland Payment Systems, Inc.	3,256	59,845
*Hewitt Associates, Inc. Class A	10,036	411,376
Hewlett-Packard Co.	236,000	12,264,920
*Hittite Microwave Corp.	2,787	142,917
*Hutchinson Technology, Inc.	1,900	11,571
*Hypercom Corp.	1,800	7,470
*I.D. Systems, Inc.	2,203	7,204
*IAC/InterActiveCorp	12,900	289,218
#*ICx Technologies, Inc.	2,581	18,196
iGATE Corp.	5,402	66,877
*Imation Corp.	2,440	26,450
Imergent, Inc.	1,526	9,660
*Immersion Corp.	2,800	15,680
*Infinera Corp.	10,000	91,500
*infoGROUP, Inc.	6,344	50,815
#*Informatica Corp.	9,800	245,098
*InfoSpace, Inc.	2,980	31,201
*Ingram Micro, Inc.	16,870	306,359
*Innodata Isogen, Inc.	4,054	14,027
*Insight Enterprises, Inc.	4,020	60,421
#*Integral Systems, Inc.	2,600	22,672
*Integrated Device Technology, Inc.	15,566	102,891
*Integrated Silicon Solution, Inc.	3,810	46,977
Intel Corp.	534,370	12,199,667
*Interactive Intelligence, Inc.	1,900	37,563
#*InterDigital, Inc.	4,300	118,981
*Intermec, Inc.	4,663	53,485
*Internap Network Services Corp.	4,500	26,010
International Business Machines Corp.	128,303	16,551,087
*International Rectifier Corp.	6,998	161,094
*Internet Brands, Inc.	5,000	51,750
*Internet Capital Group, Inc.	3,900	38,571
*Interphase Corp.	590	1,487
Intersil Corp.	11,140	165,763
*Intevac, Inc.	2,384	33,185
*IntriCon Corp.	800	2,880

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Intuit, Inc.	30,430	$1,100,349
#*IPG Photonics Corp.	6,800	119,068
*Isilon Systems, Inc.	5,504	71,442
*Iteris, Inc.	1,900	3,553
#*Itron, Inc.	4,100	326,401
*Ixia	5,379	55,135
*IXYS Corp.	3,900	35,217
#*j2 Global Communications, Inc.	4,783	115,175
Jabil Circuit, Inc.	21,112	323,436
Jack Henry & Associates, Inc.	8,590	219,217
*JDA Software Group, Inc.	4,963	143,431
*JDS Uniphase Corp.	18,500	240,315
*Juniper Networks, Inc.	49,880	1,417,091
Keithley Instruments, Inc.	578	4,919
Keynote Systems, Inc.	2,200	24,156
#KLA-Tencor Corp.	17,880	608,993
*Knot, Inc. (The)	4,484	36,365
*Kopin Corp.	8,696	36,610
*Kulicke & Soffa Industries, Inc.	5,900	48,380
*KVH Industries, Inc.	2,000	30,140
*L-1 Identity Solutions, Inc.	8,600	74,562
#*Lam Research Corp.	13,100	531,205
*LaserCard Corp.	1,299	7,391
*Lattice Semiconductor Corp.	8,400	44,268
#*Lawson Software, Inc.	18,902	146,680
Lender Processing Services, Inc.	10,111	381,690
#*Lexmark International, Inc.	7,034	260,610
*Limelight Networks, Inc.	11,900	47,838
Linear Technology Corp.	21,700	652,302
*Liquidity Services, Inc.	2,738	31,131
*Littlefuse, Inc.	1,700	71,791
*LoJack Corp.	2,400	10,032
#*LoopNet, Inc.	3,256	36,728
#*Loral Space & Communications, Inc.	2,374	102,224
*LSI Corp.	64,644	389,157
*Magma Design Automation, Inc.	2,900	10,440
#*Manhattan Associates, Inc.	2,194	62,880
*ManTech International Corp. Class A	2,440	109,873
Marchex, Inc.	3,183	16,743
#MasterCard, Inc. Class A	10,840	2,688,754
#Maxim Integrated Products, Inc.	29,360	570,171
Maximus, Inc.	1,900	117,629
*Maxwell Technologies, Inc.	2,670	38,528
*McAfee, Inc.	15,628	543,073
*Measurement Specialties, Inc.	500	8,235
*MEMC Electronic Materials, Inc.	18,320	237,610
*Mentor Graphics Corp.	9,800	88,102
*Mercury Computer Systems, Inc.	2,500	32,150
Mesa Laboratories, Inc.	300	7,746
Methode Electronics, Inc.	4,169	46,276
Micrel, Inc.	9,400	109,698
#Microchip Technology, Inc.	17,860	521,691
*Micron Technology, Inc.	81,774	764,587
*MICROS Systems, Inc.	8,600	319,576
*Microsemi Corp.	7,000	115,920
Microsoft Corp.	820,260	25,050,740
*MicroStrategy, Inc.	700	53,620
*MIPS Technologies, Inc.	5,600	27,944
Mocon, Inc.	535	5,976
*ModusLink Global Solutions, Inc.	5,100	45,543
Molex, Inc. Class A	7,690	146,110

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MoneyGram International, Inc.	7,073	$21,573
#*Monolithic Power Systems, Inc.	3,320	81,838
*Monotype Imaging Holdings, Inc.	4,300	44,892
*MoSys, Inc.	3,000	12,960
*Motorola, Inc.	228,550	1,615,848
MTS Systems Corp.	1,900	56,753
*Multi-Fineline Electronix, Inc.	2,568	66,563
National Instruments Corp.	6,970	241,023
#National Semiconductor Corp.	23,300	344,374
#*NCI, Inc.	1,200	34,092
*NCR Corp.	11,970	157,525
*NetApp, Inc.	33,460	1,160,058
*NETGEAR, Inc.	3,800	102,828
*NetLogic Microsystems, Inc.	4,800	149,616
*NetScout Systems, Inc.	4,708	68,360
*NetSuite, Inc.	5,000	70,450
*Network Equipment Technologies, Inc.	2,600	13,338
*NeuStar, Inc.	6,500	159,055
*Newport Corp.	2,670	31,586
NIC, Inc.	5,368	37,844
*Novatel Wireless, Inc.	4,993	34,202
#*Novell, Inc.	34,000	190,740
#*Novellus Systems, Inc.	8,782	230,088
*Nu Horizons Electronics Corp.	1,300	4,680
#*Nuance Communications, Inc.	26,930	492,011
*NumereX Corp. Class A	700	3,255
#*Nvidia Corp.	54,400	855,168
*Occam Networks, Inc.	2,971	19,371
*OmniVision Technologies, Inc.	5,200	91,312
*ON Semiconductor Corp.	40,765	323,674
*Online Resources Corp.	4,610	21,483
*Onvia, Inc.	389	2,820
*Oplink Communications, Inc.	1,500	22,665
OPNET Technologies, Inc.	3,284	52,741
*Opnext, Inc.	4,784	11,242
*Optical Cable Corp.	1,500	4,905
Oracle Corp.	487,451	12,595,734
*OSI Systems, Inc.	2,528	65,829
*Palm, Inc.	16,525	95,845
*PAR Technology Corp.	1,750	12,268
*Parametric Technology Corp.	11,060	205,605
Park Electrochemical Corp.	2,544	76,854
#*ParkerVision, Inc.	900	1,701
Paychex, Inc.	35,850	1,097,010
*PC Connection, Inc.	1,900	13,072
*PC Mall, Inc.	2,400	12,456
*PC-Tel, Inc.	2,700	17,577
*PDF Solutions, Inc.	2,729	13,509
Pegasystems, Inc.	4,376	138,588
*Perficient, Inc.	2,900	36,163
*Performance Technologies, Inc.	1,357	3,800
*Pericom Semiconductor Corp.	2,935	34,281
*Pervasive Software, Inc.	2,700	13,446
*Phoenix Technologies, Ltd.	3,700	11,063
*Photronics, Inc.	4,200	22,890
Plantronics, Inc.	3,799	126,127
*PLATO Learning, Inc.	1,763	9,961
*Plexus Corp.	4,363	161,649
*PLX Technology, Inc.	3,500	18,375
*PMC - Sierra, Inc.	21,900	193,815
#*Polycom, Inc.	8,600	279,930

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Power Integrations, Inc.	2,500	$96,200
*Presstek, Inc.	266	1,229
•*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	145,125
*PROS Holdings, Inc.	1,999	18,191
QAD, Inc.	5,238	28,914
#*QLogic Corp.	13,400	259,558
QUALCOMM, Inc.	162,070	6,278,592
Qualstar Corp.	300	585
*Quantum Corp.	20,600	59,740
*Quest Software, Inc.	8,528	149,496
*Radiant Systems, Inc.	3,908	54,986
*RadiSys Corp.	2,460	24,083
#*Rambus, Inc.	10,284	248,153
*RealNetworks, Inc.	12,200	50,630
#*Red Hat, Inc.	18,550	554,088
*Reis, Inc.	1,130	6,757
Renaissance Learning, Inc.	3,378	48,001
*RF Micro Devices, Inc.	25,500	143,310
Richardson Electronics, Ltd.	2,200	25,278
*RightNow Technologies, Inc.	2,400	39,360
*Rimage Corp.	1,691	29,677
*Riverbed Technology, Inc.	7,600	235,524
*Rofin-Sinar Technologies, Inc.	3,700	98,272
*Rogers Corp.	1,286	43,042
#*Rovi Corp.	10,313	402,001
*Rubicon Technology, Inc.	1,800	48,852
*Rudolph Technologies, Inc.	2,537	24,178
*S1 Corp.	7,390	45,596
*Saba Software, Inc.	3,400	17,340
#*SAIC, Inc.	36,600	637,206
*Salary.com, Inc.	2,400	7,008
#*Salesforce.com, Inc.	11,850	1,014,360
*Sandisk Corp.	21,920	874,389
Sapient Corp.	13,000	132,990
*SAVVIS, Inc.	5,160	90,816
*ScanSource, Inc.	2,584	71,990
*Scientific Learning Corp.	187	946
*SCM Microsystems, Inc.	1,092	1,693
*SeaChange International, Inc.	4,800	39,984
*Seagate Technology LLC	49,380	907,111
*Semtech Corp.	7,320	132,858
*ShoreTel, Inc.	4,940	32,357
#*Sigma Designs, Inc.	2,500	29,650
*Silicon Graphics International Corp.	2,152	21,283
*Silicon Image, Inc.	5,600	20,832
#*Silicon Laboratories, Inc.	4,820	233,047
#*Skyworks Solutions, Inc.	18,521	311,894
*Smart Modular Technologies (WWH), Inc.	4,400	30,888
*Smith Micro Software, Inc.	3,600	34,164
Solera Holdings, Inc.	6,892	267,892
#*Sonic Solutions, Inc.	1,207	15,148
*SonicWALL, Inc.	6,729	68,165
*Sourcefire, Inc.	2,700	60,399
*Spark Networks, Inc.	3,300	11,418
*Spectrum Control, Inc.	2,000	27,800
*SRA International, Inc.	4,500	103,860
*SRS Labs, Inc.	2,843	26,610
#*Stamps.com, Inc.	1,943	20,596
*Standard Microsystems Corp.	2,342	60,143
*StarTek, Inc.	2,385	16,170

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*STEC, Inc.	5,527	$76,770
#*Stratasys, Inc.	2,463	58,718
*SuccessFactors, Inc.	7,084	148,268
*Super Micro Computer, Inc.	1,989	28,204
*Supertex, Inc.	1,500	40,515
*Support.com, Inc.	5,150	22,454
*Switch & Data Facilities Co., Inc.	3,549	68,105
#*Sybase, Inc.	8,300	360,054
Sycamore Networks, Inc.	3,928	77,735
*Symantec Corp.	80,115	1,343,529
*Symmetricom, Inc.	5,609	37,188
*Symyx Technologies, Inc.	5,200	28,340
#*Synaptics, Inc.	3,300	101,046
*Synchronoss Technologies, Inc.	3,200	65,376
*SYNNEX Corp.	3,320	91,034
#*Synopsys, Inc.	15,629	354,935
Syntel, Inc.	4,600	166,152
#*Take-Two Interactive Software, Inc.	2,800	30,436
*Taleo Corp.	2,973	77,239
*Tech Data Corp.	5,300	227,370
Technitrol, Inc.	4,200	22,680
*TechTarget, Inc.	2,981	14,458
*TechTeam Global, Inc.	1,479	9,111
#*Tekelec	8,300	150,479
#*TeleCommunication Systems, Inc.	4,200	29,022
*TeleTech Holdings, Inc.	6,000	99,300
Tellabs, Inc.	37,363	339,256
*Teradata Corp.	17,185	499,568
#*Teradyne, Inc.	14,500	177,335
#*Terremark Worldwide, Inc.	5,500	39,435
Tessco Technologies, Inc.	876	22,285
*Tessera Technologies, Inc.	2,400	48,672
Texas Instruments, Inc.	119,530	3,108,975
#*THQ, Inc.	7,619	57,904
*TIBCO Software, Inc.	20,000	228,000
*Tier Technologies, Inc.	2,100	17,577
#*TiVo, Inc.	11,800	206,736
*TNS, Inc.	2,000	51,900
*Tollgrade Communications, Inc.	1,200	7,632
#Total System Services, Inc.	18,883	302,317
*Travelzoo, Inc.	1,041	20,758
*Trimble Navigation, Ltd.	11,747	384,244
*Triquint Semiconductor, Inc.	17,700	133,458
*TTM Technologies, Inc.	4,100	44,526
#*Tyler Technologies, Inc.	3,900	66,456
#*Ultimate Software Group, Inc.	2,396	80,146
*Ultratech, Inc.	2,881	42,322
*Unica Corp.	2,600	24,128
*Unisys Corp.	3,800	106,476
United Online, Inc.	9,350	74,520
#*Universal Display Corp.	4,458	59,514
*UTStarcom, Inc.	9,600	27,360
*ValueClick, Inc.	8,200	84,296
*Varian Semiconductor Equipment Associates, Inc.	7,197	237,069
#*Veeco Instruments, Inc.	3,300	145,167
#*VeriFone Holdings, Inc.	6,500	123,695
*VeriSign, Inc.	19,032	519,003
*Viasat, Inc.	3,700	131,165
*Vicon Industries, Inc.	900	4,329
*Video Display Corp.	1,359	6,822
*Virage Logic Corp.	1,005	9,326

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Virnetx Holding Corp.	3,500	$18,725
*Virtusa Corp.	2,157	22,196
Visa, Inc.	55,000	4,962,650
*Vishay Intertechnology, Inc.	15,042	156,587
*VistaPrint NV	4,200	216,636
*VMware, Inc. Class A	9,557	589,093
*Vocus, Inc.	1,300	22,165
*Volterra Semiconductor Corp.	1,900	45,524
Wayside Technology Group, Inc.	252	2,407
*Web.com Group, Inc.	2,905	14,031
*Websense, Inc.	5,331	121,387
*Western Digital Corp.	22,500	924,525
Western Union Co. (The)	67,695	1,235,434
*Wireless Ronin Technologies, Inc.	1,601	2,802
*Wright Express Corp.	3,640	123,651
Xerox Corp.	125,043	1,362,969
Xilinx, Inc.	28,030	722,613
*X-Rite, Inc.	500	1,650
*Yahoo!, Inc.	91,820	1,517,785
*Zebra Technologies Corp. Class A	5,280	153,384
*Zoran Corp.	4,700	45,731
*Zygo Corp.	165	1,559

Total Information Technology		248,197,970

Materials — (3.7%)
A. Schulman, Inc.	3,300	85,833
*A.M. Castle & Co.	1,388	19,043
*AEP Industries, Inc.	800	22,104
Air Products & Chemicals, Inc.	20,401	1,566,389
Airgas, Inc.	8,600	545,670
AK Steel Holding Corp.	10,900	182,575
Albemarle Corp.	8,800	401,808
Alcoa, Inc.	98,038	1,317,631
Allegheny Technologies, Inc.	9,721	519,782
#AMCOL International Corp.	2,861	82,225
*American Pacific Corp.	300	1,830
American Vanguard Corp.	2,950	23,895
AptarGroup, Inc.	7,700	331,408
*Arabian American Development Co.	700	1,939
Arch Chemicals, Inc.	2,400	81,624
Ashland, Inc.	7,707	459,029
Balchem Corp.	3,412	88,520
#Ball Corp.	9,721	517,254
Bemis Co., Inc.	9,991	303,826
*Boise, Inc.	1,700	11,713
*Brush Engineered Materials, Inc.	2,140	63,622
*Buckeye Technologies, Inc.	3,300	46,596
*Bway Holding Co.	3,900	77,142
Cabot Corp.	5,800	188,732
#*Calgon Carbon Corp.	5,700	88,350
Carpenter Technology Corp.	4,100	161,007
Celanese Corp. Class A	13,500	431,865
CF Industries Holdings, Inc.	6,823	570,880
Cliffs Natural Resources, Inc.	12,600	787,878
#*Coeur d’Alene Mines Corp.	6,300	112,896
Commercial Metals Co.	10,600	157,728
Compass Minerals International, Inc.	3,100	233,461
*Core Molding Technologies, Inc.	389	2,062
*Crown Holdings, Inc.	15,700	408,200
Cytec Industries, Inc.	5,200	249,912
Deltic Timber Corp.	1,300	68,406

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Domtar Corp.	3,900	$276,276
Dow Chemical Co. (The)	117,025	3,607,881
E.I. du Pont de Nemours & Co.	74,870	2,982,821
Eagle Materials, Inc.	4,719	150,395
Eastman Chemical Co.	6,600	441,672
#Ecolab, Inc.	23,357	1,140,756
*Ferro Corp.	2,000	21,840
FMC Corp.	7,000	445,480
Freeport-McMoRan Copper & Gold, Inc. Class B	42,480	3,208,514
Friedman Industries, Inc.	1,199	7,098
*General Moly, Inc.	6,400	23,936
*Graphic Packaging Holding Co.	7,615	28,099
Greif, Inc. Class A	2,500	147,950
H.B. Fuller Co.	4,800	112,560
Hawkins, Inc.	888	23,816
Haynes International, Inc.	1,800	64,638
*Headwaters, Inc.	7,000	42,000
#*Hecla Mining Co.	24,200	144,474
*Horsehead Holding Corp.	3,700	43,956
Huntsman Corp.	24,500	279,545
ICO, Inc.	1,200	10,284
Innophos Holdings, Inc.	2,800	79,772
*Innospec, Inc.	1,700	22,627
International Flavors & Fragrances, Inc.	7,530	377,178
International Paper Co.	44,300	1,184,582
*Intrepid Potash, Inc.	5,200	136,552
Kaiser Aluminum Corp.	1,600	64,304
*KapStone Paper & Packaging Corp.	1,000	12,900
KMG Chemicals, Inc.	1,500	27,660
Koppers Holdings, Inc.	1,700	47,889
*Kronos Worldwide, Inc.	5,583	106,077
*Landec Corp.	3,992	24,471
#*Louisiana-Pacific Corp.	11,400	134,064
*LSB Industries, Inc.	1,900	33,744
Lubrizol Corp.	7,800	704,652
Martin Marietta Materials, Inc.	4,500	431,460
MeadWestavco Corp.	18,410	500,200
Minerals Technologies, Inc.	1,600	92,320
#*Mines Management, Inc.	1,170	3,182
Monsanto Co.	51,170	3,226,780
Mosaic Co. (The)	41,960	2,145,834
Myers Industries, Inc.	3,866	41,985
Nalco Holding Co.	12,933	319,833
NewMarket Corp.	1,500	165,000
Newmont Mining Corp.	48,060	2,695,205
NL Industries, Inc.	5,704	48,427
*Northern Technologies International Corp.	300	2,844
Nucor Corp.	31,180	1,413,078
Olin Corp.	8,155	171,255
Olympic Steel, Inc.	1,600	50,848
*OM Group, Inc.	3,200	120,800
*Omnova Solutions, Inc.	3,300	25,245
*Owens-Illinois, Inc.	17,600	623,744
P.H. Glatfelter Co.	5,000	73,450
Packaging Corp. of America	10,100	249,773
*Pactiv Corp.	13,900	353,199
*Penford Corp.	1,928	17,834
*PolyOne Corp.	12,400	140,244
PPG Industries, Inc.	16,235	1,142,457
Praxair, Inc.	29,700	2,487,969
Quaker Chemical Corp.	900	28,323

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Ready Mix, Inc.	300	$684
Reliance Steel & Aluminum Co.	7,700	375,837
Rock-Tenn Co. Class A	4,012	207,019
*Rockwood Holdings, Inc.	7,780	232,933
Royal Gold, Inc.	4,600	235,428
RPM International, Inc.	14,000	309,120
*RTI International Metals, Inc.	2,100	56,805
Schnitzer Steel Industries, Inc. Class A	2,724	147,096
Schweitzer-Maudoit International, Inc.	2,340	133,193
Scotts Miracle-Gro Co. Class A (The)	6,660	322,677
Sealed Air Corp.	14,860	319,490
*Senomyx, Inc.	3,301	14,095
Sensient Technologies Corp.	6,202	195,549
#Sigma-Aldrich Corp.	12,400	735,320
Silgan Holdings, Inc.	3,800	229,254
*Solitario Exploration & Royalty Corp.	400	1,040
*Solutia, Inc.	10,600	186,560
Sonoco Products Co.	10,972	363,502
#Southern Copper Corp.	82,384	2,519,303
*Spartech Corp.	2,300	32,752
Steel Dynamics, Inc.	21,700	340,907
Stepan Co.	1,200	90,900
#*Stillwater Mining Co.	9,500	160,550
Synalloy Corp.	1,037	10,204
Temple-Inland, Inc.	11,100	258,852
#Texas Industries, Inc.	3,200	121,088
#*Titanium Metals Corp.	18,817	290,158
*U.S. Gold Corp.	8,900	30,349
*United States Lime & Minerals, Inc.	804	32,763
United States Steel Corp.	14,700	803,502
*Universal Stainless & Alloy Products, Inc.	300	6,999
Valhi, Inc.	10,794	308,924
Valspar Corp.	10,400	325,728
Vulcan Materials Co.	10,183	583,282
Walter Energy, Inc.	5,000	404,050
*Wausau Paper Corp.	5,223	46,224
Westlake Chemical Corp.	6,200	174,096
Weyerhaeuser Co.	13,241	655,694
Worthington Industries, Inc.	3,400	54,298
*WR Grace & Co.	7,500	216,675
Zep, Inc.	2,526	46,579
*Zoltek Cos., Inc.	3,087	30,376

Total Materials		54,554,442

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	700	—
•*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.2%)
*AboveNet, Inc.	1,200	60,648
Alaska Communications Systems Group, Inc.	4,500	38,520
*American Tower Corp.	39,404	1,608,077
*Arbinet Corp.	2,900	5,858
AT&T, Inc.	580,280	15,122,097
Atlantic Tele-Network, Inc.	1,473	81,280
#*Cbeyond, Inc.	2,162	33,252
CenturyTel, Inc.	29,411	1,003,209
*Cincinnati Bell, Inc.	27,800	93,686
*Cogent Communications Group, Inc.	4,400	44,924
Consolidated Communications Holdings, Inc.	3,313	61,456

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Crown Castle International Corp.	27,700	$1,048,445
#Frontier Communications Corp.	30,100	239,596
*General Communications, Inc. Class A	4,600	28,290
*Global Crossing, Ltd.	5,800	86,130
HickoryTech Corp.	2,200	18,634
*IDT Corp. Class B	1,000	9,910
Iowa Telecommunications Services, Inc.	2,200	37,048
#*Leap Wireless International, Inc.	7,825	143,354
*MetroPCS Communications, Inc.	11,710	89,347
#*Neutral Tandem, Inc.	2,700	45,765
*NII Holdings, Inc.	16,052	680,926
NTELOS Holdings Corp.	4,000	78,520
*PAETEC Holding Corp.	13,200	65,736
*Premiere Global Services, Inc.	5,500	51,535
Qwest Communications International, Inc.	168,560	881,569
*SBA Communications Corp.	12,000	424,440
Shenandoah Telecommunications Co.	3,100	55,056
#*Sprint Nextel Corp.	119,466	507,730
*SureWest Communications	2,098	18,043
*Syniverse Holdings, Inc.	7,480	150,198
Telephone & Data Systems, Inc.	4,800	166,368
Telephone & Data Systems, Inc. Special Shares	5,300	160,484
*tw telecom, inc.	12,400	220,720
*United States Cellular Corp.	4,856	204,340
*USA Mobility, Inc.	3,500	48,790
Verizon Communications, Inc.	288,075	8,322,487
#Windstream Corp.	43,817	484,178
*Xeta Corp.	1,100	4,037

Total Telecommunication Services		32,424,683

Utilities — (3.1%)
*AES Corp.	68,393	789,255
AGL Resources, Inc.	7,400	292,374
Allegheny Energy, Inc.	16,900	368,082
ALLETE, Inc.	2,600	94,822
Alliant Energy Corp.	11,000	376,200
Ameren Corp.	23,900	620,444
American Electric Power Co., Inc.	47,278	1,621,635
American States Water Co.	1,900	70,908
#Aqua America, Inc.	13,167	241,351
Artesian Resources Corp.	471	8,921
Atmos Energy Corp.	9,030	267,107
Avista Corp.	3,900	84,357
#*Cadiz, Inc.	104	1,297
California Water Service Group	1,914	74,129
*Calpine Corp.	45,812	624,418
CenterPoint Energy, Inc.	38,600	554,296
Central Vermont Public Service Corp.	1,249	27,241
CH Energy Group, Inc.	1,800	74,556
Chesapeake Utilities Corp.	600	18,072
Cleco Corp.	6,582	180,347
#CMS Energy Corp.	22,800	370,728
Connecticut Water Services, Inc.	300	7,107
Consolidated Edison, Inc.	28,000	1,265,600
Constellation Energy Group, Inc.	20,300	717,605
Delta Natural Gas Co., Inc.	360	10,663
Dominion Resources, Inc.	59,303	2,478,865
DPL, Inc.	9,100	256,438
DTE Energy Co.	16,400	789,988
Duke Energy Corp.	129,364	2,170,728
Edison International, Inc.	32,200	1,106,714

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
*El Paso Electric Co.	3,400	$72,250
Empire District Electric Co.	3,470	67,700
Energen Corp.	7,000	342,090
Energy, Inc.	850	9,868
Entergy Corp.	18,700	1,520,123
EQT Corp.	12,942	562,848
Exelon Corp.	49,600	2,162,064
FirstEnergy Corp.	30,400	1,151,248
FPL Group, Inc.	39,026	2,031,303
Great Plains Energy, Inc.	13,100	253,223
#Hawaiian Electric Industries, Inc.	8,700	203,145
IDACORP, Inc.	4,251	153,376
Integrys Energy Group, Inc.	7,207	357,539
#ITC Holdings Corp.	4,500	251,235
Laclede Group, Inc.	2,600	88,608
MDU Resources Group, Inc.	18,500	392,200
MGE Energy, Inc.	2,398	88,150
Middlesex Water Co.	1,920	34,675
*Mirant Corp.	15,500	180,730
National Fuel Gas Co.	8,001	416,212
New Jersey Resources Corp.	4,497	169,672
Nicor, Inc.	4,300	187,093
NiSource, Inc.	22,000	358,600
Northeast Utilities, Inc.	17,140	476,321
Northwest Natural Gas Co.	2,997	142,028
NorthWestern Corp.	3,000	90,660
*NRG Energy, Inc.	27,100	655,007
NSTAR	10,800	395,280
NV Energy, Inc.	23,000	287,270
OGE Energy Corp.	9,600	397,248
Oneok, Inc.	10,800	530,712
Ormat Technologies, Inc.	5,400	172,044
Pennichuck Corp.	600	13,962
Pepco Holdings, Inc.	22,300	373,302
PG&E Corp.	37,000	1,620,600
Piedmont Natural Gas Co.	7,900	217,250
Pinnacle West Capital Corp.	10,215	381,428
PNM Resources, Inc.	3,350	45,526
Portland General Electric Co.	3,719	73,934
PPL Corp.	37,500	928,500
#Progress Energy, Inc.	28,350	1,131,732
Public Service Enterprise Group, Inc.	51,091	1,641,554
Questar Corp.	18,500	887,075
RGC Resources, Inc.	100	3,172
*RRI Energy, Inc.	36,499	148,551
SCANA Corp.	11,920	470,482
Sempra Energy	24,600	1,209,828
SJW Corp.	2,556	70,239
South Jersey Industries, Inc.	3,300	148,863
Southern Co.	79,500	2,747,520
Southwest Gas Corp.	3,400	105,740
Southwest Water Co.	2,170	23,154
TECO Energy, Inc.	14,500	245,485
UGI Corp.	11,600	318,884
UIL Holdings Corp.	1,833	53,212
Unisource Energy Corp.	3,300	109,956
Vectren Corp.	8,200	205,082
Westar Energy, Inc.	10,500	248,745
WGL Holdings, Inc.	4,707	168,228
Wisconsin Energy Corp.	11,200	588,112

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Xcel Energy, Inc.	45,400	$ 987,450

Total Utilities		44,932,336

TOTAL COMMON STOCKS		1,293,347,952

RIGHTS/WARRANTS — (0.0%)
•*Contra Pharmacopeia Contingent Value Rights	361	—

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $4,660,000 FNMA 1.213%(v), 11/25/39, valued at $4,010,693) to be repurchased at $3,949,063	$3,949	3,949,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.3%)
§@DFA Short Term Investment Fund	152,139,828	152,139,828
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralizedby $15,470,470 FHLMC 3.853%(r), 03/01/40 & FNMA 6.068%(r), 03/01/36, valued at $9,906,500) to be repurchased at $9,618,100	$9,618	9,617,961
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $8,530,000 FNMA 5.000%, 10/01/18, valued at $3,364,704) to be repurchased at $3,265,996	3,266	3,265,942

TOTAL SECURITIES LENDING COLLATERAL		165,023,731

TOTAL INVESTMENTS — (100.0%) (Cost $1,072,039,735)		$1,462,320,683

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/S/ DAVID G. BOOTH
David G. Booth
Chairman, Trustee, President and
Co-Chief Executive Officer

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: July 2, 2010

By:	/S/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: July 2, 2010